                                                 [EVERGREEN LOGO]



September 3, 1998

Dear Shareholder,


I am writing to shareholders of Evergreen International Equity Fund (the "Fund"), to inform you of a Special Shareholders' Meeting to be held on October 16, 1998. Before that meeting, I would like your vote on the important issues affecting your Fund as described in the attached Prospectus/Proxy Statement.

The Prospectus/Proxy Statement includes the proposal which requests that shareholders consider and act upon an Agreement and Plan of Reorganization whereby all of the assets of the Fund would be acquired by Evergreen
International Growth Fund in exchange for shares of Evergreen International Growth Fund and the assumption by Evergreen International Growth Fund of the identified liabilities of the Fund. You will receive shares of Evergreen International Growth Fund in the same class with the same letter designations and the same contingent deferred sales charges as the shares you held prior to the reorganization. Such shares will have an aggregate net asset value equal to the aggregate net asset value of your Fund shares. Details about Evergreen International Growth Fund's investment objective, portfolio management team, performance, etc. are contained in the attached Prospectus/Proxy Statement. For federal income tax purposes, the transaction is a non-taxable event for shareholders.


The Board of Trustees has approved the proposal and recommends that you vote FOR this proposal.

I realize that this Prospectus/Proxy Statement will take time to review, but your vote is very important. Please take the time to familiarize yourself with the proposals. If you attend the meeting, you may vote your shares in person. If you do not expect to attend the meeting, please complete, date, sign and return the enclosed proxy card in the enclosed postage paid envelope. Instructions on how to complete the proxy card are included immediately after the Notice of Special Meeting.

If you have any questions about the proxy, please call Evergreen Service Company at 800-343-2898. You may also FAX your completed and signed proxy card to Alamo Direct, our proxy tabulator, at 800-796-9932.

Thank you for taking this matter seriously and participating in this important process.

                                                     Sincerely,


                                                     ----------------
                                                     William M. Ennis
                                                     Managing Director
                                                     Evergreen Funds

EVERGREEN INTERNATIONAL EQUITY FUND
                                                200 Berkeley Street
                                           Boston, Massachusetts  02116

                                     NOTICE OF SPECIAL MEETING OF SHAREHOLDERS
                                          TO BE HELD ON OCTOBER 16, 1998

         Notice is hereby given that a Special Meeting (the "Meeting") of Shareholders of Evergreen International Equity Fund (the "Fund"), a series of Evergreen International Trust, will be held at the offices of the Evergreen Funds, 26th Floor, 200 Berkeley Street, Boston, Massachusetts 02116, on October 16, 1998 at 2:00 p.m. for the following purposes:

         1. To consider and act upon the Agreement and Plan of Reorganization (the "Plan") dated as of August 14, 1998, providing for the acquisition of all of the assets of the Fund by Evergreen International Growth Fund, a series of Evergreen International Trust, ("International Growth") in exchange for shares of International Growth and the assumption by International Growth of the identified liabilities of the Fund. The Plan also provides for distribution of these shares of International Growth to shareholders of the Fund in liquidation and subsequent termination of the Fund. A vote in favor of the Plan is a vote in favor of the liquidation and dissolution of the Fund.

         2. To transact any other business which may properly come before the Meeting or any adjournment or adjournments thereof.

         On behalf of the Fund, the Trustees of Evergreen International Trust have fixed the close of business on August 31, 1998 as the record date for the determination of shareholders of the Fund entitled to notice of and to vote at the Meeting or any adjournment thereof.

         IT IS IMPORTANT THAT PROXIES BE RETURNED PROMPTLY. SHAREHOLDERS WHO DO NOT EXPECT TO ATTEND IN PERSON ARE URGED WITHOUT DELAY TO SIGN AND RETURN THE ENCLOSED PROXY IN THE ENCLOSED ENVELOPE, WHICH REQUIRES NO POSTAGE, SO THAT THEIR SHARES MAY BE REPRESENTED AT THE MEETING. YOUR PROMPT ATTENTION TO THE ENCLOSED PROXY WILL HELP TO AVOID THE EXPENSE OF FURTHER SOLICITATION.

                                         By Order of the Board of Trustees


                                   D'Ray Moore
                                                              Secretary
September 3, 1998

                                      INSTRUCTIONS FOR EXECUTING PROXY CARDS

         The following general rules for signing proxy cards may be of assistance to you and may help to avoid the time and expense involved in validating your vote if you fail to sign your proxy card properly.

         1. INDIVIDUAL ACCOUNTS: Sign your name exactly as it appears in the Registration on the proxy card.

         2. JOINT ACCOUNTS: Either party may sign, but the name of the party signing should conform exactly to a name shown in the Registration on the proxy card.

         3. ALL OTHER ACCOUNTS: The capacity of the individual signing the proxy card should be indicated unless it is reflected in the form of Registration. For example:

REGISTRATION                                        VALID SIGNATURE

CORPORATE
ACCOUNTS
(1)  ABC Corp.                                      ABC Corp.
(2)  ABC Corp.                                      John Doe, Treasurer
(3)  ABC Corp.                                      John Doe, Treasurer
         c/o John Doe, Treasurer
(4)  ABC Corp. Profit Sharing Plan                  John Doe, Trustee

TRUST ACCOUNTS
(1)  ABC Trust                                      Jane B. Doe, Trustee
(2)  Jane B. Doe, Trustee                           Jane B. Doe
         u/t/d 12/28/78

CUSTODIAL OR ESTATE ACCOUNTS
(1)  John B. Smith, Cust.                           John B. Smith
         f/b/o John B. Smith, Jr. UGMA
(2)  John B. Smith                                  John B. Smith, Jr., Executor

               PROSPECTUS/PROXY STATEMENT DATED SEPTEMBER 3, 1998


                            Acquisition of Assets of

                       EVERGREEN INTERNATIONAL EQUITY FUND
                                   a series of
                          Evergreen International Trust
                               200 Berkeley Street
                           Boston, Massachusetts 02116

                        By and in Exchange for Shares of

                       EVERGREEN INTERNATIONAL GROWTH FUND
                                   a series of
                          Evergreen International Trust
                               200 Berkeley Street
                           Boston, Massachusetts 02116

         This Prospectus/Proxy Statement is being furnished to shareholders of Evergreen International Equity Fund ("International Equity") in connection with a proposed Agreement and Plan of Reorganization (the "Plan") to be submitted to shareholders of International Equity for consideration at a Special Meeting of Shareholders to be held on October 16, 1998 at 2:00 p.m. at the offices of the Evergreen Funds, 200 Berkeley Street, 26th Floor, Boston, Massachusetts 02116, and any adjournments thereof (the "Meeting"). The Plan provides for all of the assets of International Equity to be acquired by Evergreen International Growth Fund ("International Growth") in exchange for shares of International Growth and the assumption by International Growth of the identified liabilities of International Equity (hereinafter referred to as the "Reorganization"). International Growth and International Equity are sometimes hereinafter referred to individually as the "Fund" and collectively as the "Funds." Following the Reorganization, shares of International Growth will be distributed to shareholders of International Equity in liquidation of International Equity and such Fund will be terminated. Holders of shares of each class of International Equity will receive shares of International Growth (the "Corresponding Shares") having the same letter description and the same distribution- related fees, shareholder servicing-related fees and contingent deferred sales charges ("CDSCs"), if any, as the shares of the class of International Equity held by them prior to the Reorganization. No sales charge will be imposed in connection with Class A shares of International Growth received by holders of Class A shares of International Equity. In addition, no CDSC will be deducted at the time of the Reorganization in connection with the Class B and Class C shares of International Growth received by holders of Class B and Class C shares of

International Equity. As a result of the proposed Reorganization, shareholders of International Equity will receive that number of full and fractional Corresponding Shares of International Growth having an aggregate net asset value equal to the aggregate net asset value of such shareholder's shares of International Equity. The Reorganization is being structured as a tax-free reorganization for federal income tax purposes.

         International Growth and International Equity are each a separate series of Evergreen International Trust, an open-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act"). Prior to January 9, 1998, International Growth was known as Keystone International Fund. The primary investment objective of International Growth is to seek long-term growth of capital by investing primarily in equity securities issued by well-established, quality companies located in countries with developed markets. As a secondary objective, the Fund seeks modest income. The investment objective of International Equity is substantially similar -- to seek long-term capital appreciation, by investing primarily in equity securities of companies located outside the United States. Each Fund invests substantially all of its assets in foreign securities.

         This Prospectus/Proxy Statement, which should be retained for future reference, sets forth concisely the information about International Growth that shareholders of International Equity should know before voting on the Reorganization. Certain relevant documents listed below, which have been filed with the Securities and Exchange Commission ("SEC"), are incorporated in whole or in part by reference. A Statement of Additional Information dated September 3, 1998, relating to this Prospectus/Proxy Statement and the Reorganization which includes the financial statements of International Growth and International Equity dated October 31, 1997 and April 30, 1998, has been filed with the SEC and is incorporated by reference in its entirety into this Prospectus/Proxy Statement. A copy of such Statement of Additional Information is available upon request and without charge by writing to International Growth at 200 Berkeley Street, Boston, Massachusetts 02116 or by calling toll-free 1-800-343-2898.

     The two Prospectuses of International Growth dated March 1, 1998, its Annual Report for the fiscal year ended October 31, 1997 and its Semi-Annual Report for the six month period ended April 30, 1998 are incorporated herein by reference in their entirety, insofar as they relate to International Growth only, and not to any other fund described therein. The Prospectuses, which pertain (i) to Class A, Class B and Class C shares and (ii) to Class Y shares, differ only insofar as they describe the separate distribution and shareholder servicing arrangements applicable to the classes. Shareholders of International Equity will receive, with this Prospectus/Proxy Statement, copies of the Prospectus pertaining to the class of shares of International Growth that they will receive as a result of the consummation of the Reorganization. Additional information about International Growth is contained in its Statement of Additional Information of the same date which has been filed with the SEC and which is available upon request and without charge by writing to or calling International Growth at the address or telephone number listed in the preceding paragraph.


         The two Prospectuses of International Equity which pertain (i) as applicable, to Class A, Class B and Class C shares and (ii) to Class Y shares dated March 1, 1998, insofar as they relate to International Equity only, and not to any other funds described therein, are incorporated herein in their entirety by reference. Copies of the Prospectuses, related Statement of Additional Information dated the same date, the Annual Report for the fiscal year ended October 31, 1997 and the Semi-Annual Report for the six month period ended April 30, 1998, are available upon request and without charge by writing to International Equity at the address listed on the cover page of this Prospectus/Proxy Statement or by calling toll-free 1-800-355-2673.


         THESE   SECURITIES  HAVE  NOT  BEEN  APPROVED  OR  DISAPPROVED  BY  THE
SECURITIES  AND  EXCHANGE   COMMISSION  NOR  HAS  THE  SECURITIES  AND  EXCHANGE
COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS/PROXY STATEMENT. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

         The shares offered by this Prospectus/Proxy Statement are not deposits or obligations of any bank and are not insured or otherwise protected by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency and involve investment risk, including possible loss of capital.

                                                 TABLE OF CONTENTS


                                                                          Page


COMPARISON OF FEES AND EXPENSES..........................................6

SUMMARY  ...............................................................12
         Proposed Plan of Reorganization                           .....12
         Tax Consequences                                          .....13
         Investment Objectives and Policies of the Funds           .....13
         Comparative Performance Information for each Fund         .....14
         Management of the Funds                                   .....15
         Investment Advisers                                       .....15
         Administrator                                             .....16
         Portfolio Management                                      .....16
         Distribution of Shares                                    .....17
         Purchase and Redemption Procedures                        .....19
         Exchange Privileges                                       .....20
         Dividend Policy                                           .....20
         Risks                                                     .....21

REASONS FOR THE REORGANIZATION..........................................22
         Agreement and Plan of Reorganization                      .....24
         Federal Income Tax Consequences                           .....26
         Pro-forma Capitalization                                  .....28
         Shareholder Information                                   .....29

COMPARISON OF INVESTMENT OBJECTIVES AND POLICIES........................31

INFORMATION ON SHAREHOLDERS' RIGHTS.....................................32
         Form of Organization                                      .....32
         Capitalization                                            .....32
         Shareholder Liability                                     .....33
         Shareholder Meetings and Voting Rights                    .....34
         Liquidation or Dissolution                                .....34
         Liability and Indemnification of Trustees                 .....34

ADDITIONAL INFORMATION..................................................35

VOTING INFORMATION CONCERNING THE MEETING...............................36

FINANCIAL STATEMENTS AND EXPERTS........................................38

LEGAL MATTERS...........................................................39

OTHER BUSINESS..........................................................39

EXHIBIT A..............................................................A-1

EXHIBIT B..............................................................B-1

                                          COMPARISON OF FEES AND EXPENSES


         The amounts for Class Y, Class A, Class B and Class C shares of International Growth set forth in the following tables and in the examples are based on the estimated expenses of International Growth for the fiscal year ending October 31, 1998. The amounts for Class Y, Class A, Class B and Class C shares of International Equity set forth in the following tables and in the examples are based on the estimated expenses of International Equity for the fiscal year ending October 31, 1998. The pro forma amounts for Class Y, Class A, Class B and Class C shares of International Growth are based on what the estimated combined expenses of International Growth would be for the fiscal year ending October 31, 1998. All amounts are adjusted for voluntary expense waivers.


         The following tables show for International Growth, International Equity and International Growth pro forma, assuming consummation of the Reorganization, the shareholder transaction expenses and annual fund operating expenses associated with an investment in the Class Y, Class A, Class B and Class C shares of each Fund.




                                     Comparison of Class Y, Class A, Class B and Class C Shares
                                           of International Growth With Class Y, Class A,
                                         Class B and Class C Shares of International Equity


                                   International                        International
                                      Growth                              Equity

                       Class  Y        Class  A       Class B      Class C        Class Y        Class A       Class B    Class C



Shareholder
Transaction
Expenses

Maximum Sales           None            4.75%          None         None            None         4.75%          None       None
Load Imposed on
Purchases (as a
percentage of
offering price)
Contingent              None            None(1)        5.00%        1.00% in        None         None(1)        5.00%      1.00%  in
Deferred Sales                                         in the       the                                         in the     the first
Charge (as a                                           first        first                                       first      year and
percentage of                                          year         year and                                    year       0.00%
original purchase                                      declin       0.00%                                       declin     there-
price or                                               ing to       there-                                      ing to     after
redemption                                             1.00%        after                                       1.00%
proceeds,                                              in the                                                   in the
whichever is                                           sixth
lower)                                                 year                                                     sixth

                                                       and                                                      year
                                                       0.00%                                                    and
                                                       therea                                                   0.00%
                                                       fter                                                     there-
                                                                                                                after
Annual Fund
Operating
Expenses (as a
percentage of
average daily net
assets)

Management Fee          0.75%           0.75%          0.75%        0.75%           0.72%        0.72%          0.72%      0.72%
(After Waiver)(2)
12b-1 Fees (3)          None            0.25%                       1.00%           None         0.25%                     100%



                                                       1.00%











                                                                                                                1.00%

Other Expenses          0.52%           0.52%          0.52%        0.52%           0.31%        0.31%          0.31%      0.31%
                        -----           -----          -----        -----           ----         -----          -----      -----


                                                            -7-




Shareholder
Transaction
Expenses
Annual Fund             1.27%           1.52%          2.27%        2.27%           1.03%        1.28%          2.03%      2.03%
                        =====           =====          =====        =====           =====        =====          =====      =====
Operating
Expenses (4)





                            International Growth Pro Forma

                                      Class Y                    Class A                    Class B                  Class C


Shareholder
Transaction
Expenses

Maximum Sales Load                    None                        4.75%                      None                    None
Imposed on
Purchases (as a
percentage of
offering price)
Contingent                            None                        None(1)                    5.00% in                1.00% in
Deferred Sales                                                                               the first               the first
Charge (as a                                                                                 year                    year and
percentage of                                                                                declining               0.00%
original purchase                                                                            to 1.00% in             thereafter
price or                                                                                     the sixth
redemption                                                                                   year and
proceeds,                                                                                    0.00%
whichever is                                                                                 thereafter
lower)
Annual Fund
Operating Expenses
(as a percentage
of average daily
net assets)
Management Fee                        0.63%                       0.63%                      0.63%                   0.63%
12b-1 Fees (3)                        None                        0.25%                                              1.00%





                                                                                             1.00%

Other Expenses                        0.30%                       0.30%                      0.30%                   0.30%
                                      -------                     -------                    ------                  ------

Annual Fund                           0.93%                       1.18%                      1.93%                   1.93%
Operating Expenses                    ======                      =======                    ======                  ======



                                                                -9-




-------------------

(1) Investments of $1 million or more are not subject to a front-end sales charge, but may be subject to a contingent deferred sales charge upon redemption within one year after the month of purchase.
(2) Absent waivers, International Equity's Management Fee would have been 0.74% for Class Y, Class A, Class B and Class C shares.
(3) Class A shares can pay up to 0.75% of average daily net assets as a 12b-1 fee. For the foreseeable future, the Class A 12b-1 fees will be limited to 0.25% of average daily net assets.
(4) Annual Operating Expenses for the Class Y, Class A, Class B and Class C shares of International Equity are estimated to be 1.05%, 1.30%, 2.05% and 2.05%, respectively, for the fiscal year ending October 31, 1998 absent fee waivers.

         Examples. The following tables show for International Growth and International Equity, and for International Growth pro forma, assuming consummation of the Reorganization, examples of the cumulative effect of shareholder transaction expenses and annual fund operating expenses indicated above on a $1,000 investment in each class of shares for the periods specified, assuming (i) a 5% annual return, and (ii) redemption at the end of such period. For Class B and Class C shares, the tables also show the effect if the shares are not redeemed. In the case of International Growth pro forma, the examples do not reflect the imposition of the 4.75% maximum sales load on purchases since International Equity shareholders who receive Class A shares of International Growth in the Reorganization will not incur any sales load.



                                                  International Growth

                                                           Three                 Five
                                      One Year             Years                 Years               Ten Years

Class Y                               $ 13                 $ 40                  $ 70                $153

Class A                               $ 62                 $ 93                  $126                $220

Class B                               $73                  $101                  $142                $232
(assuming
redemption at the
end of the period)


                                                       -10-





Class B
(assuming no                          $23                  $71                   $122                $232
redemption at the
end of the period)

Class C (assuming                     $33                  $71                   $122                $261
redemption at the
end of the period)

Class C (assuming                     $23                  $71                   $122                $261
no redemption at
the end of the
period)


                                                  International Equity

                                                           Three                 Five
                                      One Year             Years                 Years               Ten Years

Class Y                               $ 11                 $ 33                  $ 57                $126

Class A                               $ 60                 $ 86                  $114                $195


Class B                               $ 71                 $ 94                  $129                $207
(assuming
redemption at the
end of the period)

Class B                               $ 21                 $ 64                  $109                $207
(assuming no
redemption at the
end of the period)

Class C (assuming                     $31                  $64                   $109                $236
redemption at the
end of the period)

Class C (assuming                     $21                  $64                   $109                $236
no redemption at
the end of the
period)


                                                       -11-








                                             International Growth Pro Forma

                                                      Three                 Five
                              One Year                Years                 Years                Ten Years

Class Y                       $ 9                     $ 30                  $ 51                 $114

Class A                       $ 12                    $ 37                  $ 65                 $ 143

Class B                       $ 70                    $ 91                  $ 124                $ 196
(assuming
redemption at
the end of the
period)

Class B                       $ 20                    $ 61                  $104                 $196
(assuming no
redemption at
the end of the
period)


Class C                       $30                     $61                   $104                 $225
(assuming
redemption at
the end of the
period)

Class C                       $20                     $61                   $104                 $225
(assuming no
redemption at
the end of the
period)



         The purpose of the foregoing examples is to assist International Equity shareholders in understanding the various costs and expenses that an investor in International Growth as a result of the Reorganization would bear directly and indirectly, as compared with the various direct and indirect expenses currently borne by a shareholder in International Equity. These examples should not be considered a representation of past or future expenses or annual return. Actual expenses may be greater or less than those shown.

                                                      SUMMARY

         This summary is qualified in its entirety by reference to the additional information contained elsewhere in this Prospectus/Proxy Statement, the Prospectuses of International Growth and International Equity dated March 1, 1998 (which are incorporated herein by reference) and the Plan, the form of which is attached to this Prospectus/Proxy Statement as Exhibit A.

Proposed Plan of Reorganization

         The Plan provides for the transfer of all of the assets of International Equity in exchange for shares of International Growth and the assumption by International Growth of the identified liabilities of International Equity. The identified liabilities consist only of those liabilities reflected on the Fund's statement of assets and liabilities determined immediately preceding the Reorganization. The Plan also calls for the distribution of shares of International Growth to International Equity shareholders in liquidation of International Equity as part of the Reorganization. As a result of the Reorganization, the shareholders of International Equity will become the owners of that number of full and fractional Corresponding Shares of International Growth having an aggregate net asset value equal to the aggregate net asset value of the shareholders' shares of International Equity, as of the close of business immediately prior to the date that International Equity's assets are exchanged for shares of International Growth. See "Reasons for the Reorganization - Agreement and Plan of Reorganization."

         The Trustees of Evergreen International Trust, including the Trustees who are not "interested persons," as such term is defined in the 1940 Act (the "Independent Trustees"), have concluded that the Reorganization would be in the best interests of shareholders of International Equity, and that the interests of the shareholders of International Equity will not be diluted as a result of the transactions contemplated by the Reorganization. Accordingly, the Trustees have submitted the Plan for the approval of International Equity's shareholders.

             THE BOARD OF TRUSTEES OF EVERGREEN INTERNATIONAL TRUST
           RECOMMENDS APPROVAL BY SHAREHOLDERS OF INTERNATIONAL EQUITY
                    OF THE PLAN EFFECTING THE REORGANIZATION.

         The Trustees of Evergreen International Trust have also approved the Plan on behalf of International Growth.

         Approval of the Reorganization on the part of International Equity will require the affirmative vote of a majority of International Equity's shares voted, with all classes voting together as a single class, at a Meeting at which a quorum of the Fund's shares is present. Twenty-five percent of the outstanding shares entitled to vote, represented in person or by proxy, is required to constitute a quorum at the Meeting. See "Voting Information Concerning the Meeting."

         The Reorganization is scheduled to take place on or about October 26, 1998. If the shareholders of International Equity do not vote to approve the Reorganization, the Directors will consider other possible courses of action in the best interests of shareholders.

Tax Consequences

         Prior to or at the completion of the Reorganization, International Equity will have received an opinion of Sullivan & Worcester LLP that the Reorganization has been structured so that no gain or loss will be recognized by the Fund or its shareholders for federal income tax purposes as a result of the receipt of shares of International Growth in the Reorganization. The holding period and aggregate tax basis of shares of International Growth that are received by International Equity's shareholders will be the same as the holding period and aggregate tax basis of shares of the Fund previously held by such shareholders, provided that shares of the Fund are held as capital assets. In addition, the holding period and tax basis of the assets of International Equity in the hands of International Growth as a result of the Reorganization will be the same as in the hands of the Fund immediately prior to the Reorganization, and no gain or loss will be recognized by International Growth upon the receipt of the assets of the Fund in exchange for shares of International Growth and the assumption by International Growth of the identified liabilities.

Investment Objectives and Policies of the Funds

         The investment objectives and policies of International Growth and International Equity are substantially similar.

         The investment objective of International Growth is to seek long-term growth of capital. As a secondary objective, the Fund seeks modest income. In pursuing its investment objectives, the

Fund invests primarily in equity securities issued by established, quality companies located in countries with developed markets. The Fund may invest a portion of its assets in equity securities of companies located in certain emerging markets and the formerly communist countries of Eastern Europe.

     The investment objective of International Equity is to seek long-term capital appreciation by investing primarily in equity securities of non-U.S. issuers. See "Comparison of Investment Objectives and Policies" below.

Comparative Performance Information for each Fund

         Discussions of the manner of calculation of total return are contained in the Prospectuses and Statement of Additional Information of the Funds. The following tables set forth, as applicable, the total return of the Class B shares of International Growth for the one year, five year and ten year periods ended April 30, 1998, of the Class Y, Class A, Class B and Class C shares of International Equity for the one year period ended April 30, 1998 and for all classes of both Funds for the period from inception through April 30, 1998. The calculations of total return assume the reinvestment of all dividends and capital gains distributions on the reinvestment date and the deduction of all recurring expenses (including sales charges) that were charged to shareholders' accounts.



                                                   Average Annual Total Return (1)


                              1 Year
                              Ended             5 Years                10 Years             From
                              April             Ended                  Ended                Inception To
                              30,               April 30,              April 30,            April 30,                   Inception
                              1998              1998                   1998                 1998                        Date
                              -------           -------                --------             ---------                   ---------

International
Growth

Class A shares                N/A               N/A                    N/A                  15.32%                      1/20/98

Class B shares                21.55%            13.41%                 7.13%                10.93%                      12/1/75

Class C shares                N/A               N/A                    N/A                  7.77%                        3/6/98

Class Y shares                N/A               N/A                    N/A                  7.90%                        3/9/98

International
Equity

Class A shares                5.54%             N/A                    N/A                  4.94%                         9/2/94

                              4.88%             N/A                    N/A                  4.90%                         9/2/94
Class B shares

Class C shares                8.91%             N/A                    N/A                  5.65%                         9/2/94

Class Y shares                10.95%            N/A                    N/A                  6.59%                         9/2/94


--------------
(1) Reflects waiver of advisory fees and reimbursements and/or waivers of expenses. Without such reimbursements and/or waivers, the average annual total returns during the periods would have been lower.

         Important information about International Growth is also contained in management's discussion of International Growth's performance, attached hereto as Exhibit B. This information also appears in International Growth's most recent Annual Report.

Management of the Funds

         The overall management of International Growth and of International Equity is the responsibility of, and is supervised by, the Board of Trustees of Evergreen International Trust.

Investment Advisers

         The investment adviser to International Growth is Keystone Investment Management Company ("Keystone"). Keystone has provided investment advisory and management services to investment companies and private accounts since 1932. Keystone is an indirect wholly-owned subsidiary of First Union National Bank ("FUNB"). FUNB is a subsidiary of First Union Corporation ("First Union"), the sixth largest bank holding company in the United States based on total assets as of September 30, 1997. Keystone and its affiliates manage the Evergreen family of mutual funds with assets of approximately $46 billion as of March 31, 1998. For further information regarding Keystone, FUNB and First Union, see "Management of the Funds - Investment Advisers" in the Prospectuses of International Growth.

         Keystone manages investments and supervises the daily business affairs of International Growth subject to the authority of the Trustees. Keystone is entitled to receive from the Fund an annual fee equal to 0.75% of the first
$200,000,000 of the Fund's average daily net assets, plus 0.65% of the next $200,000,000, plus 0.55% of the next $200,000,000, plus 0.45% of amounts over
$600,000,000.


         The Capital Management Group of FUNB ("CMG") serves as the investment adviser for International Equity. As investment adviser, CMG has overall responsibility for portfolio management of the Fund. Warburg, Pincus Asset Management, Inc. is the Fund's subadviser. For its services as investment adviser, CMG is entitled to receive a fee equal to 0.82% of the first $20,000,000 of the Fund's average daily net assets, plus 0.79% of the next
$30,000,000,  plus 0.76% of the next  $50,000,000,  plus  0.73% of amounts  over
$100,000,000.


         Each investment adviser may, at its discretion, reduce or waive its fee or reimburse a Fund for certain of its other expenses in order to reduce its expense ratios. Each investment adviser may reduce or cease these voluntary waivers and reimbursements at any time.

         Year 2000 Risks. Like other investment companies, financial and business organizations and individuals around the world, International Growth could be adversely affected if the computer systems used by the Fund's investment adviser and the Fund's other service providers do not properly process and calculate date-related information and data from and after January 1, 2000. This is commonly known as the "Year 2000 Problem." The Fund's investment adviser is taking steps to address the Year 2000

Problem with respect to the computer systems that it uses and to obtain assurances that comparable steps are being taken by the Fund's other major service providers. At this time, however, there can be no assurance that these steps will be sufficient to avoid any adverse impact on the Fund.

Administrator

         Evergreen Investment Services, Inc. ("EIS") acts as the administrator for International Equity and provides the Fund with facilities, equipment and personnel. EIS is entitled to receive an administration fee from the Fund based on the aggregate average daily net assets of all the mutual funds advised by FUNB and its affiliates for which EIS serves as administrator, calculated in accordance with the following schedule: 0.050% on the first $7 billion, 0.035% on the next $3 billion, 0.030% on the next $5 billion, 0.020% on the next $10 billion, 0.015% on the next $5 billion and 0.010% on assets in excess of $30 billion. EIS also provides facilities, equipment and personnel to International Growth on behalf of the Fund's investment adviser and is reimbursed by the Fund for its services.

Portfolio Management

     Gilman C. Gunn has been Senior Vice President and Chief Investment  Officer
- International at Keystone and Portfolio Manager of International Growth since joining Keystone in 1991. Mr. Gunn has 24 years of banking and investment management experience.

Distribution of Shares

         Evergreen  Distributor,  Inc.  ("EDI"),  an  affiliate  of  BISYS  Fund
Services, acts as underwriter of shares of International Growth and International Equity. EDI distributes each Fund's shares directly or through broker-dealers, banks (including FUNB), or other financial intermediaries. International Growth and International Equity each offer four classes of shares:
Class A, Class B, Class C and Class Y. Each class has separate distribution arrangements. (See "Distribution-Related and Shareholder Servicing-Related Expenses" below.) No class bears the distribution expenses relating to the shares of any other class.

         In the proposed Reorganization, shareholders of International Equity will receive the Corresponding Shares of International Growth. The Class Y, Class A, Class B and Class C shares of International Growth have substantially identical arrangements with respect to the imposition of Rule 12b-1 distribution and service fees as the Class Y, Class A, Class B and Class C shares of
International Equity. Because the Reorganization will be effected at net asset value without the imposition of a sales charge, International Growth shares acquired by shareholders of International Equity pursuant to the proposed Reorganization would not be subject to any initial sales charge or CDSC as a result of the Reorganization. However, Class B and Class C shares acquired as a result of the Reorganization would continue to be subject to a CDSC upon subsequent redemption to the same extent as if shareholders had continued to hold their shares of International Equity.

         The following is a summary description of charges and fees for the Class Y, Class A, Class B and Class C shares of International Growth which will be received by International Equity shareholders in the Reorganization. More detailed descriptions of the distribution arrangements applicable to the classes of shares are contained in the International Growth and International Equity Prospectuses and in the Funds' Statement of Additional Information.

         Class Y Shares. Class Y shares are sold at net asset value without any initial or deferred sales charge and are not subject to distribution-related fees. Class Y shares are only available to certain classes of investors as is more fully described in the Prospectuses for International Growth.

         Class A  Shares.  Class A shares  are sold at net asset  value  plus an initial sales charge and, as indicated below, are subject to distribution-related fees. For a description of the initial sales charges applicable to purchases of Class A shares, see "Purchase and Redemption of Shares - How to Buy Shares" in the applicable Prospectus for International Growth. No initial sales charge will be imposed on Class A shares of International Growth received by International Equity's shareholders in the Reorganization.

         Class B Shares. Class B shares are sold without an initial sales charge but are subject to a CDSC, which ranges from 5% to 1%, if shares are redeemed during the first six years after the month of purchase. In addition, Class B shares are subject to distribution-related fees and shareholder servicing-related fees as described below. For purposes of determining when
Class B shares issued in the Reorganization to shareholders of International Equity will convert to Class A shares, such shares will be deemed to have been purchased as of the date Class B shares of International Equity were originally purchased.

         Class B shares are subject to higher distribution-related fees than the corresponding Class A shares on which a front-end sales charge is imposed (until they convert to Class A shares). The higher fees mean a higher expense ratio, so Class B shares pay correspondingly lower dividends and may have a lower net asset value than Class A shares of the Fund.

         Class C Shares. Class C shares are sold without initial sales charges but, as indicated below, are subject to distribution and shareholder servicing-related fees. Class C shares are subject to a 1% CDSC if such shares are redeemed during the month of purchase and the 12-month period following the month of purchase. No CDSC is imposed on amounts redeemed thereafter. Class C shares incur higher distribution and shareholder servicing-related fees than Class A shares, but unlike Class B shares, do not convert to any other class of shares.

         Additional information regarding the classes of shares of each Fund is included in its Prospectuses and Statement of Additional Information.

         Distribution-Related and Shareholder Servicing-Related Expenses. International Growth and International Equity have each adopted a Rule 12b-1 plan with respect to its Class A shares under which the Class may pay for distribution-related expenses at an annual rate which may not exceed 0.75% of average daily net assets attributable to the Class. Payments with respect to Class A shares are currently limited to 0.25% of average daily net assets attributable to the Class. This amount may be increased to the full plan rate for each Fund by the Trustees without shareholder approval.

         Each of International Growth and International Equity has also adopted a 12b-1 plan with respect to its Class B and Class C shares under which the Class may pay for distribution-related expenses at an annual rate which may not exceed 1.00% (0.75% with respect to International Equity). International Equity has also adopted a shareholder service plan whereby the Fund may incur a fee of up to 0.25% of average daily net assets for shareholder services.

         The Class B and Class C Rule 12b-1 plans of International Growth provide that, of the total 1.00% 12b-1 fees, up to 0.25% may be for payment in respect of "shareholder services." Consistent with the requirements of Rule 12b-1 and the applicable rules of the National Association of Securities Dealers, Inc. ("NASD"), following the Reorganization International Growth may make distribution-related and shareholder servicing-related payments with respect to International Equity shares sold prior to the Reorganization.

         Additional information regarding the Rule 12b-1 plans adopted by each Fund is included in its Prospectuses and Statement of Additional Information.

Purchase and Redemption Procedures

         Information concerning applicable sales charges and distribution-related fees is provided above. Investments in the Funds are not insured. The minimum initial purchase requirement for each Fund is $1,000. There is no minimum for subsequent purchases of shares of either Fund. Each Fund provides for telephone, mail or wire redemption of shares at net asset value, less any CDSC, as next determined after receipt of a redemption request on each day the New York Stock Exchange ("NYSE") is open for trading. Additional information concerning purchases and redemptions of shares, including how each Fund's net asset value is determined, is contained in the Funds' Prospectuses. Each Fund may involuntarily redeem shareholders' accounts that have less than $1,000 of invested funds. All funds invested in each Fund are invested in full and fractional shares. The Funds reserve the right to reject any purchase order.

Exchange Privileges

         Holders of shares of a class of each Fund may exchange their shares for shares of the same class of any other Evergreen fund. Each Fund limits exchanges to five per calendar year and three per calendar quarter. No sales charge is imposed on an exchange. An exchange which represents an initial investment in another Evergreen fund must amount to at least $1,000. The current exchange privileges, and the requirements and limitations attendant thereto, are described in the Funds' Prospectuses and Statement of Additional Information.

Dividend Policy

         Each Fund distributes its investment company taxable income annually and its net realized gains at least annually. Shareholders begin to earn dividends on the first business day after shares are purchased unless shares were not paid for, in which case dividends are not earned until the next business day after payment is received. Dividends and distributions are reinvested in additional shares of the same class of the respective Fund, or paid in cash, as a shareholder has elected.

See the Funds' Prospectuses for further information concerning dividends and distributions.

         After the Reorganization, shareholders of International Equity who have elected to have their dividends and/or distributions reinvested will have dividends and/or distributions received from International Growth reinvested in shares of International Growth. Shareholders of International Equity who have elected to receive dividends and/or distributions in cash will receive dividends and/or distributions from International Growth in cash after the Reorganization, although they may, after the Reorganization, elect to have such dividends and/or distributions reinvested in additional shares of International Growth.

         Each of International Growth and International Equity has qualified and intends to continue to qualify to be treated as a regulated investment company under the Internal Revenue Code of 1986, as amended (the "Code"). While so qualified, so long as each Fund distributes all of its net investment company taxable income and any net realized gains to shareholders, it is expected that a Fund will not be required to pay any federal income taxes on the amounts so distributed. A 4% nondeductible excise tax will be imposed on amounts not distributed if a Fund does not meet certain distribution requirements by the end of each calendar year. Each Fund anticipates meeting such distribution requirements.

Risks

         An investment in each Fund is subject to certain risks. There is no assurance that investment performances will be positive and that the Funds will meet their investment objectives. For a discussion of each Fund's objectives and policies, see "Comparison of Investment Objectives and Policies."

         Both Funds may employ for hedging purposes the strategy of engaging in options and futures transactions. The risks involved in these strategies are described in the "Investment Practices and Restrictions-Options and Futures"
section in the Prospectuses of International Growth and International Equity.

     Both Funds invest substantially all of their assets in foreign securities. Securities markets in foreign countries in which the Funds may invest are generally not subject to the same degree of regulation as the U.S. markets and may be more volatile and less liquid than the major U.S. markets. The differences between investing in foreign and U.S. companies include: (1)
less publicly available information about foreign companies; (2) the lack of uniform financial accounting standards and practices among countries which could impair the validity of direct comparisons valuations measures (such as price/earnings ratios) for securities in different countries; (3) less readily available market quotations on foreign companies; (4) differences in government regulation and supervision of foreign stock exchanges, brokers, listed companies, and banks; (5) differences in legal systems which may affect the ability to enforce contractual obligations or obtain court judgments; (6) generally lower foreign stock market volume; (7) the likelihood that foreign securities may be less liquid or more volatile, which may affect the Fund's ability to purchase or sell large blocks of securities and thus obtain the best price; (8) transaction costs, including brokerage charges and custodian charges associated with holding foreign securities, may be higher; (9) the settlement periods for foreign securities, which are sometimes longer than those for securities of U.S. issuers, may affect portfolio liquidity; (10) the possibility that foreign securities held by a Fund may be traded on days that the Fund does not value its portfolio securities, such as Saturdays and customary business holidays, and accordingly, the Fund's net asset value may be significantly affected on days when shareholders do not have access to the Fund; and (11) political and social instability, expropriation, and political or financial changes which adversely affect investment in some countries.


         Each Fund may invest in securities of issuers in emerging markets countries and the formerly communist countries of Eastern Europe. Investing in securities of issuers in emerging markets countries involves exposure to economic systems that are generally less stable than those of developed countries. Investing in companies in emerging markets countries may involve exposure to national policies that may restrict investment by foreigners and undeveloped legal systems governing private and foreign investments and private property. The typically small size of the markets for securities issued by companies in emerging markets countries and the possibility of a low or nonexistent volume of trading in those securities may also result in a lack of liquidity and in price volatility for those securities.

         When a Fund invests in foreign securities, they usually will be denominated in foreign currencies, and the Fund temporarily may hold funds in foreign currencies. Thus, the value of a Fund's shares may be affected by changes in exchange rates.

                                          REASONS FOR THE REORGANIZATION

         At a regular meeting held on June 26, 1998, all of the Trustees, including the Independent Trustees, considered and approved the Reorganization as in the best interests of shareholders of International Equity and determined that the interests of existing shareholders of International Equity will not be diluted as a result of the transactions contemplated by the Reorganization.

         In approving the Plan, the Trustees reviewed various factors about the Funds and the proposed Reorganization. There are substantial similarities between International Growth and International Equity. Specifically, International Growth and International Equity have substantially similar investment objectives and policies and comparable risk profiles. See "Comparison of Investment Objectives and Policies" below. At the same time, the Board of Trustees evaluated the potential economies of scale associated with larger mutual funds and concluded that operational efficiencies may be achieved upon the combination of International Equity with International Growth. As of April 30, 1998, International Growth's net assets were approximately $363 million (assuming completion of the acquisition of CoreFunds, Inc.'s International Growth Fund series) and International Equity's net assets were approximately $294 million.

         In addition, assuming that an alternative to the Reorganization would be to propose that International Equity continue its existence and be separately managed by FUNB or one of its affiliates, International Equity would be offered through common distribution channels with the similar International Growth. International Equity would also have to bear the cost of maintaining its separate existence. FUNB believes that the prospect of dividing the resources of the Evergreen mutual fund organization between two similar funds could result in each Fund being disadvantaged due to an inability to achieve optimum size, performance levels and greater economies of scale. Accordingly, for the reasons noted above and recognizing that there can be no assurance that any economies of scale or other benefits will be realized, FUNB believes that the proposed Reorganization would be in the best interests of each Fund and its shareholders.

         The Board of Trustees of Evergreen International Trust met and considered the recommendation of FUNB, and, in addition, considered among other things, (i) the terms and conditions of the Reorganization; (ii) whether the Reorganization would result in the dilution of shareholders' interests; (iii) expense ratios, fees and expenses of International Growth and International Equity; (iv) the comparative performance records of each of the

Funds; (v) compatibility of their investment objectives and policies; (vi) the investment experience, expertise and resources of Keystone; (vii) the service and distribution resources available to the Evergreen funds and the broad array of investment alternatives available to shareholders of the Evergreen funds;
(viii) the personnel and financial  resources of First Union and its affiliates;
(ix) the fact that FUNB will bear the expenses incurred by International Equity in connection with the Reorganization; (x) the fact that International Growth will assume the identified liabilities of International Equity; and (xi) the expected federal income tax consequences of the Reorganization.

         The Trustees also considered the benefits to be derived by shareholders of International Equity from the sale of its assets to International Growth. In this regard, the Trustees considered the potential benefits of being associated with a larger entity and the economies of scale that could be realized by the participation in such an entity by shareholders of International Equity.

         In addition, the Trustees considered that there are alternatives available to shareholders of International Equity, including the ability to redeem their shares, as well as the option to vote against the Reorganization.

         During their consideration of the Reorganization the Trustees met with Fund counsel and counsel to the Independent Trustees regarding the legal issues involved. The Trustees also concluded at the meeting that the proposed
Reorganization would be in the best interests of shareholders of International Growth and that the interests of the shareholders of International Growth would not be diluted as a result of the transactions contemplated by the Reorganization.

             THE TRUSTEES OF EVERGREEN INTERNATIONAL TRUST RECOMMEND
              THAT THE SHAREHOLDERS OF INTERNATIONAL EQUITY APPROVE
                          THE PROPOSED REORGANIZATION.

Agreement and Plan of Reorganization

         The following summary is qualified in its entirety by reference to the Plan (Exhibit A hereto).

         The Plan provides that International Growth will acquire all of the assets of International Equity in exchange for shares of International Growth and the assumption by International Growth of the identified liabilities of International Equity on or about

October 26, 1998 or such other date as may be agreed upon by the parties (the "Closing Date"). Prior to the Closing Date, International Equity will endeavor to discharge all of its known liabilities and obligations. International Growth will not assume any liabilities or obligations of International Equity other than those reflected in an unaudited statement of assets and liabilities of International Equity prepared as of the close of regular trading on the NYSE, currently 4:00 p.m. Eastern time, on the business day immediately prior to the Closing Date. The number of full and fractional shares of each class of International Growth to be received by the shareholders of International Equity will be determined by multiplying the respective outstanding class of shares of International Equity by a factor which shall be computed by dividing the net asset value per share of the respective class of shares of International Equity by the net asset value per share of the respective class of shares of International Growth. Such computations will take place as of the close of regular trading on the NYSE on the business day immediately prior to the Closing Date. The net asset value per share of each class will be determined by dividing assets, less liabilities, in each case attributable to the respective class, by the total number of outstanding shares.

         State Street Bank and Trust Company, the custodian for the Funds, will compute the value of each Fund's respective portfolio securities. The method of valuation employed will be consistent with the procedures set forth in the Prospectuses and Statement of Additional Information of International Growth, Rule 22c-1 under the 1940 Act, and with the interpretations of such Rule by the SEC's Division of Investment Management.

         At or prior to the Closing Date, International Equity will have declared a dividend or dividends and distribution or distributions which, together with all previous dividends and distributions, shall have the effect of distributing to the Fund's shareholders (in shares of the Fund, or in cash, as the shareholder has previously elected) all of the Fund's net investment company taxable income for the taxable period ending on the Closing Date (computed without regard to any deduction for dividends paid) and all of its net capital gains realized in all taxable periods ending on the Closing Date (after reductions for any capital loss carryforward).

         As soon after the Closing Date as conveniently practicable, International Equity will liquidate and distribute pro rata to shareholders of record as of the close of business on the Closing Date the full and fractional shares of International Growth received by International Equity. Such liquidation and distribution will be accomplished by the establishment of accounts in the names of the Fund's shareholders on International Growth's share records of its transfer agent. Each account will represent the respective pro rata number of full and fractional shares of International Growth due to the Fund's shareholders. All issued and outstanding shares of International Equity, including those represented by certificates, will be canceled. The shares of International Growth to be issued will have no preemptive or conversion rights. After these distributions and the winding up of its affairs, International Equity will be terminated.

         The consummation of the Reorganization is subject to the conditions set forth in the Plan, including approval by International Equity's shareholders, accuracy of various representations and warranties and receipt of opinions of counsel, including opinions with respect to those matters referred to in "Federal Income Tax Consequences" below. Notwithstanding approval of International Equity's shareholders, the Plan may be terminated (a) by the mutual agreement of International Equity and International Growth; or (b) at or prior to the Closing Date by either party (i) because of a breach by the other party of any representation, warranty, or agreement contained therein to be performed at or prior to the Closing Date if not cured within 30 days, or (ii) because a condition to the obligation of the terminating party has not been met and it reasonably appears that it cannot be met.

         The expenses of International Equity in connection with the Reorganization (including the cost of any proxy soliciting agent) will be borne by FUNB whether or not the Reorganization is consummated. No portion of such expenses will be borne directly or indirectly by International Equity or its shareholders.

         If the Reorganization is not approved by shareholders of International Equity, the Board of Trustees of Evergreen International Trust will consider other possible courses of action in the best interests of shareholders.

Federal Income Tax Consequences

         The Reorganization is intended to qualify for federal income tax purposes as a tax-free reorganization under section 368(a) of the Code. As a condition to the closing of the Reorganization, International Equity will receive an opinion of Sullivan & Worcester LLP to the effect that, on the basis of the existing provisions of the Code, U.S. Treasury regulations issued thereunder, current administrative rules, pronouncements and court decisions, for federal income tax purposes, upon consummation of the Reorganization:

         (1) The transfer of all of the assets of International Equity solely in exchange for shares of International Growth and the assumption by International Growth of the identified liabilities, followed by the distribution of International Growth's shares by International Equity in dissolution and liquidation of International Equity, will constitute a "reorganization" within the meaning of section 368(a)(1)(C) of the Code, and International Growth and International Equity will each be a "party to a reorganization" within the meaning of section 368(b) of the Code;

         (2) No gain or loss will be recognized by International Equity on the transfer of all of its assets to International Growth solely in exchange for International Growth's shares and the assumption by International Growth of the identified liabilities of International Equity or upon the distribution of International Growth's shares to International Equity's shareholders in exchange for their shares of International Equity;

         (3) The tax basis of the assets transferred will be the same to International Growth as the tax basis of such assets to International Equity immediately prior to the Reorganization, and the holding period of such assets in the hands of International Growth will include the period during which the assets were held by International Equity;

         (4) No gain or loss will be recognized by International Growth upon the receipt of the assets from International Equity solely in exchange for the shares of International Growth and the assumption by International Growth of the identified liabilities of International Equity;

         (5) No gain or loss will be recognized by International Equity's shareholders upon the issuance of the shares of International Growth to them, provided they receive solely such shares (including fractional shares) in exchange for their shares of International Equity; and

         (6) The aggregate tax basis of the shares of International Growth, including any fractional shares, received by each of the shareholders of International Equity pursuant to the Reorganization will be the same as the aggregate tax basis of the shares of International Equity held by such shareholder immediately prior to the Reorganization, and the holding period of the shares of International Growth, including fractional shares, received by each such shareholder will include the period during which the shares of International Equity exchanged therefor were held by such shareholder (provided that the shares of International Equity were held as a capital asset on the date of the Reorganization).

         Opinions of counsel are not binding upon the Internal Revenue Service or the courts. If the Reorganization is consummated but does not qualify as a tax-free reorganization under the Code, a shareholder of International Equity would recognize a taxable gain or loss equal to the difference between his or her tax basis in his or her Fund shares and the fair market value of International Growth shares he or she received. Shareholders of International Equity should consult their tax advisers regarding the effect, if any, of the proposed Reorganization in light of their individual circumstances. It is not anticipated that the securities of the combined portfolio will be sold in significant amounts in order to comply with the policies and investment practices of International Growth. Since the foregoing discussion relates only to the federal income tax consequences of the Reorganization, shareholders of International Equity should also consult their tax advisers as to the state and local tax consequences, if any, of the Reorganization.

         Capital loss carryforwards of International Equity will be available to International Growth to offset capital gains recognized after the Reorganization, subject to limitations imposed by the Code. These limitations provide generally that the amount of loss carryforward which may be used in any year following the closing is an amount equal to the value of all of the outstanding stock of International Equity immediately prior to the Reorganization, multiplied by a long-term tax-exempt bond rate determined monthly by the Internal Revenue Service. The rate for July, 1998 was 5.15%. A capital loss carryforward may generally be used without any limit to offset gains recognized on sale of assets transferred by International Equity to International Growth pursuant to the Reorganization, to the extent of the excess of the value of any such asset on the Closing Date over its tax basis.

Pro-forma Capitalization

         The following table sets forth the capitalizations of International Growth and International Equity as of April 30, 1998, and the capitalization of International Growth on a pro forma basis as of that date, giving effect to the proposed acquisition of assets at net asset value and the acquisition of approximately $179 million of assets of International Growth Fund, a series of CoreFunds, Inc. on July 27, 1998. The pro forma data reflects an exchange ratio of approximately 1.36975, 1.36735, 1.36101, and 1.36943 Class Y, Class A, Class B and Class C shares respectively, of International Growth issued for each Class Y, Class A, Class B and Class C share, respectively, of International Equity.

                                      Capitalization of International Equity,
                                      International Growth and International
                                                Growth (Pro Forma)



                                       International               International                International Growth
                                       Equity                      Growth                       (After Reorganization)
                                       -------------               -------------                ----------

Net Assets
   Class A........................     $ 12,910,914                $107,756,761                 $120,667,675
   Class B........................     $ 23,519,130                $ 52,862,974                 $ 76,382,104
   Class C........................     $    593,940                $    233,751                 $    827,691
   Class Y........................     $257,333,404                $201,931,689                 $459,265,093
                                       ------------                -----------                  ------------
Total Net Assets .                     $294,357,388                $362,785,175                 $657,142,563
Net Asset Value Per
Share
   Class A........................     $11.39                      $8.33                        $8.33
   Class B........................     $11.31                      $8.31                        $8.31
   Class C........................     $11.38                      $8.31                        $8.31
   Class Y........................     $11.41                      $8.33                        $8.33
Shares Outstanding
   Class A........................      1,133,986                  12,941,060                   14,491,612
   Class B........................      2,078,769                   6,361,501                    9,190,728
   Class C........................         52,195                      28,125                       99,603
   Class Y........................     22,549,581                  24,245,678                   55,132,920
                                       -----------                 ---------                    ----------
   All Classes....................     25,814,531                  43,576,364                   78,914,862


         The table set forth above should not be relied upon to reflect the number of shares to be received in the Reorganization; the actual number of shares to be received will depend upon the net asset value and number of shares outstanding of each Fund at the time of the Reorganization.

Shareholder Information

         As of August 31, 1998 (the "Record Date"), the following number of each Class of shares of beneficial interest of International Equity was outstanding:


Class of Shares
---------------


Class Y.................................................  20,482,716
Class A.................................................     958,725
Class B.................................................   2,061,631
Class C.................................................      73,159
All Classes.............................................  ------------
                                                          23,576,231


         As of July 31, 1998, the officers and Trustees of Evergreen International Trust beneficially owned as a group less than 1% of the outstanding shares of International Equity. To Evergreen International Trust's knowledge, the following persons owned beneficially or of record more than 5% of International Equity's total outstanding shares as of July 31, 1998:


                                                                                                                Percentage of
                                                                                      Percentage of             Shares of
                                                                                      Shares of                 Class After
                                                                                      Class Before              Reorgani-
                                                                                      Reorgani-                 zation
Name and Address                            Class        No. of Shares                zation                    ---------
----------------                            -----        -------------                ---------

First Union National Bank                   Y            20,701,160                   99.63%                    47.83%
Trust Accounts
Attn: Ginny Batten
11th Floor CMG-1151
301 S. Tryon Street

Charlotte, NC  28288-
0002


Prudential Securities Inc.                  A            279,838                      17.98%                    2.39%
FBO ED&F Man International
Inc.
Customer Omnibus Acct #10
440 S. LaSalle St. Fl. 20
Chicago, IL  60605-1028

Prudential Securities Inc.                  A            208,297                      13.38%                    1.78%
FBO ED&F Man International
Inc.
Customer Omnibus Acct #8
440 S. LaSalle St. Fl. 20
Chicago, IL  60605-1028


                                                       -31-




                                                                                                                Percentage of
                                                                                      Percentage of             Shares of
                                                                                      Shares of                 Class After
                                                                                      Class Before              Reorgani-
                                                                                      Reorgani-                 zation
Name and Address                            Class        No. of Shares                zation                    ---------
----------------                            -----        -------------                ---------

Prudential Securities Inc.                  A            80,478                       5.17%                     0.69%
FBO ED&F Man International
Inc.
Customer Omnibus Acct #1
440 S. LaSalle St. Fl. 20
Chicago, IL  60605-1028

MLPF&S for the Sole                         C            10,732                       18.66%                    3.31%
Benefit of its Customers
Attn: Fund Administration
4800 Deer Lake Dr. E., 3rd
FL
Jacksonville, FL 32246-
6484

Emery Jahnke                                C            4,977                        8.66%                     1.54%
2402 Lilac Lane
Fargo, ND 58102-2124

Matt D. Cullen                              C            3,054                        5.31%                     0.94%
2740 Walnut Circle S.
Moorhead, MN  56560-3262



                      COMPARISON OF INVESTMENT OBJECTIVES AND POLICIES

         The following discussion is based upon and qualified in its entirety by the descriptions of the respective investment objectives, policies and restrictions set forth in the Prospectuses and Statement of Additional Information of the Funds. The investment objectives, policies and restrictions of each Fund can be found in the Prospectuses for International Growth and International Equity under the caption "Description of the Funds - Investment Objectives and Policies." The Prospectuses for International Growth and
International Equity also offer additional funds advised by FUNB or its affiliates. These additional funds are not involved in the Reorganization, their investment objectives and policies are not discussed in this Prospectus/Proxy Statement, and their shares are not offered hereby. The investment objective of each Fund is non-fundamental and can be changed by the Board of Trustees without shareholder approval.

         The investment objective of International Growth is to seek long-term growth of capital. As a secondary objective, the Fund seeks modest income. In pursuing its investment objectives, the Fund invests primarily in equity securities issued by established, quality companies located in countries with developed markets. The Fund may invest a portion of its assets in equity securities of companies located in certain emerging markets and the formerly communist countries of Eastern Europe. Countries with emerging markets are generally those where the per capita income is in the low to middle ranges, as determined by the World Bank.

         Under normal circumstances, International Growth invests at least 65% of its total assets in the securities of companies in at least three different countries (other than the United States). For this purpose, a company is deemed to be located in a particular country if (1) it is organized under the laws of that country; (2) its principal securities trading market is in that country;
(3) it derives at least 50% of its revenues or profits from goods produced or sold, investments made, or services performed in that country; or (4) it has at least 50% of its assets located in that country. Excluding repurchase agreements, the Fund currently follows a policy of investing solely in securities of non-U.S. issuers.


         While International Growth focuses on equity securities, it may, unlike International Equity, invest a portion of its assets in debt securities issued by public or private issuers with any rating or that are unrated; provided, however, that the Fund may only invest up to 10% of its total assets in high yield/high risk bonds, which are debt securities rated below investment grade, i.e., BB or lower by Standard & Poor's Ratings Group or Ba or lower by Moody's Investors Service. Securities rated below investment grade are considered predominantly speculative with respect to the ability of the issuer to meet principal and interest payments. For additional information concerning the risks of investments in high yield bonds, see "Special Risk Considerations-Risk Characteristics of High Yield Bonds" in the Prospectuses of International Growth.


         International Growth may also invest in payment-in-kind securities issued by public or private issuers, as well as preferred stocks, convertible securities, and rights and warrants to purchase common stocks, when the Fund's investment adviser determines that such investment is consistent with the Fund's investment objectives.

     The investment objective of International Equity is to seek long-term capital appreciation. The Fund invests primarily in equity securities of non-U.S. issuers. As a matter of policy, the Fund will invest at least 65% of its total assets in the equity securities of companies located in at least three different countries outside the United States, including emerging markets.

         The characteristics of each investment policy and the associated risks are described in the Funds' Prospectuses and Statement of Additional Information. The Funds have other investment policies and restrictions which are also set forth in the Prospectuses and Statement of Additional Information.

                                        INFORMATION ON SHAREHOLDERS' RIGHTS

Form of Organization

         Evergreen International Trust is an open-end management investment company registered with the SEC under the 1940 Act, which continuously offers shares to the public. Evergreen International Trust is organized as a Delaware business trust and is governed by its Declaration of Trust, By-Laws, a Board of Trustees and by applicable Delaware and federal law. International Growth and International Equity are series of Evergreen International Trust.

Capitalization


         The beneficial interests in International Growth and International Equity are represented by an unlimited number of transferable shares of beneficial interest, $.001 par value per share. Evergreen International Trust's Declaration of Trust permits the Trustees or Directors, respectively, to allocate shares into an unlimited number of series, and classes thereof, with rights determined by the Trustees, all without shareholder approval. Fractional shares may be issued by either Fund. Each Fund's shares represent equal proportionate interests in the assets belonging to the Funds. Shareholders of each Fund are entitled to receive dividends and other amounts as determined by the Trustees. Shareholders of each Fund vote separately, by class, as to matters, such as approval of or amendments to Rule 12b-1 distribution plans, that affect only their particular class and by Fund as to matters, such as approval of or amendments to investment advisory agreements or proposed reorganizations, that affect only their particular Fund.

Shareholder Liability

         Under Delaware law, shareholders of a Delaware business trust are entitled to the same limitation of personal liability extended to stockholders of Delaware corporations. No similar statutory or other authority limiting business trust shareholder liability exists in any other state. As a result, to the extent that Evergreen International Trust or a shareholder is subject to the jurisdiction of courts in those states, it is possible that a court may not apply Delaware law, and may thereby subject shareholders of Evergreen International Trust to liability. To guard against this risk, the Declaration of Trust of Evergreen International Trust (a) provides that any written obligation of the Trust may contain a statement that such obligation may only be enforced against the assets of the Trust or the particular series in question and the obligation is not binding upon the shareholders of the Trust; however, the omission of such a disclaimer will not operate to create personal liability for any shareholder; and (b) provides for indemnification out of Trust property of any shareholder held personally liable for the obligations of the Trust. Accordingly, the risk of a shareholder of Evergreen International Trust incurring financial loss beyond that shareholder's investment because of shareholder liability is limited to circumstances in which: (i) the court refuses to apply Delaware law; (ii) no contractual limitation of liability was in effect; and (iii) the Trust itself is unable to meet its obligations. In light of Delaware law, the nature of the Trust's business, and the nature of its assets, the risk of personal liability to a shareholder of Evergreen International Trust is remote.

Shareholder Meetings and Voting Rights

         Evergreen International Trust on behalf of International Growth and International Equity is not required to hold annual meetings of shareholders. However, a meeting of shareholders for the purpose of voting upon the question of removal of a Trustee must be called when requested in writing by the holders of at least 10% of the outstanding shares of Evergreen International Trust. In addition, Evergreen International Trust is required to call a meeting of shareholders for the purpose of electing Trustees if, at any time, less than a majority of the Trustees then holding office were elected by shareholders.
Evergreen International Trust does not currently intend to hold regular shareholder meetings. Cumulative voting is not permitted. Except when a larger quorum is required by applicable law, with respect to both Funds, twenty-five percent (25%) of the outstanding shares entitled to vote constitutes a quorum for consideration of such matter. For each Fund, a majority of the votes cast and entitled to vote is sufficient to act on a matter (unless otherwise specifically required by the applicable governing documents or other law, including the 1940 Act).


         Under the Declaration of Trust of Evergreen International Trust, each share of International Growth and International Equity will be entitled to one vote for each dollar of net asset value applicable to such share.


Liquidation or Dissolution

         In the event of the liquidation of International Growth or International Equity, the shareholders are entitled to receive, when and as declared by the Trustees the excess of the assets belonging to such Fund or attributable to the class over the liabilities belonging to the Fund or attributable to the class. In either case, the assets so distributable to shareholders of the Fund will be distributed among the shareholders in proportion to the number of shares of a class of the Fund held by them and recorded on the books of the Fund.

Liability and Indemnification of Trustees

         Under the Declaration of Trust of Evergreen International Trust, a Trustee is liable to the Trust and its shareholders only for such Trustee's own willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of the office of Trustee or the discharge of such Trustee's functions. As provided in the Declaration of Trust, each Trustee of the Trust is entitled to be indemnified against all liabilities against him or her, including the costs of litigation, unless it is determined that the Trustee
(i) did not act in good faith in the reasonable belief that such Trustee's action was in or not opposed to the best interests of the Trust; (ii) had acted with willful misfeasance, bad faith, gross negligence or reckless disregard of such Trustee's duties; and (iii) in a criminal proceeding, had reasonable cause to believe that such Trustee's conduct was unlawful (collectively, "disabling conduct"). A determination that the Trustee did not engage in disabling conduct and is, therefore, entitled to indemnification may be based upon the outcome of a court action or administrative proceeding or by (a) a vote of a majority of those Trustees who are neither "interested persons" within the meaning of the 1940 Act nor parties to the proceeding or (b) an independent legal counsel in a written opinion. The Trust may also advance money for such litigation expenses provided that the Trustee undertakes to repay the Trust if his or her conduct is later determined to preclude indemnification and certain other conditions are met.


         The foregoing is only a summary of certain characteristics of the operations of the Declaration of Trust of Evergreen International Trust, By-Laws and Delaware law and is not a complete description of those documents or law. Shareholders should refer to the provisions of such Declaration of Trust, By-Laws and Delaware law directly for more complete information.


                                              ADDITIONAL INFORMATION

         International Growth. Information concerning the operation and management of International Growth is incorporated herein by reference from the Prospectuses dated March 1, 1998, copies of which are enclosed, and Statement of Additional Information of the same date. A copy of such Statement of Additional Information is available upon request and without charge by writing to International Growth at the address listed on the cover page of this Prospectus/Proxy Statement or by calling toll-free 1-800-343-2898.

         International Equity . Information about the Fund is included in its current Prospectuses dated March 1, 1998 and in the Statement of Additional Information of the same date, that have been filed with the SEC, all of which are incorporated herein by reference. Copies of the Prospectuses and Statement of Additional Information are available upon request and without charge by writing to International Equity at the address listed on the cover page of this Prospectus/Proxy Statement or by calling toll-free 1-800-343-2898.

         International Growth and International Equity are each subject to the informational requirements of the Securities Exchange Act of 1934 and the 1940 Act, and in accordance therewith file reports and other information including proxy material, and charter documents with the SEC. These items can be inspected and copies obtained at the Public Reference Facilities maintained by the SEC at 450 Fifth Street, N.W., Washington, D.C. 20549, and at the SEC's Regional
Offices located at Northwest Atrium Center, 500 West Madison Street, Chicago, Illinois 60661- 2511 and Seven World Trade Center, Suite 1300, New York, New York 10048.

         The SEC maintains a Web site (http://www.sec.gov) that contains the Funds' Statement of Additional Information and other material incorporated by reference herein together with other information regarding International Growth and International
Equity.

                                     VOTING INFORMATION CONCERNING THE MEETING


         This Prospectus/Proxy Statement is furnished in connection with a solicitation of proxies by the Trustees of the Trust, to be used at the Special Meeting of Shareholders to be held at 2:00 p.m., October 16, 1998, at the offices of the Evergreen Funds, 200 Berkeley Street, 26th Floor, Boston, Massachusetts 02116, and at any adjournments thereof. This Prospectus/Proxy Statement, along with a Notice of the Meeting and a proxy card, is first being mailed to shareholders of International Equity on or about September 8, 1998. Only shareholders of record as of the close of business on the Record Date will be entitled to notice of, and to vote at, the Meeting or any adjournment thereof. The holders of twenty-five percent (25%) of the outstanding shares entitled to vote at the close of business on the Record Date present in person or represented by proxy will constitute a quorum for the Meeting. If the enclosed form of proxy is properly executed and returned in time to be voted at the Meeting, the proxies named therein will vote the shares represented by the proxy in accordance with the instructions marked thereon. Unmarked proxies will be voted FOR the proposed Reorganization and FOR any other matters deemed appropriate. Proxies that reflect abstentions and "broker non-votes" (i.e., shares held by brokers or nominees as to which (i) instructions have not been received from the beneficial owners or the persons entitled to vote or (ii) the broker or nominee does not have discretionary voting power on a particular matter) will be counted as shares that are present and entitled to vote for purposes of determining the presence of a quorum, but will not have the effect of being counted as votes against the Plan, which must be approved by a majority of the votes cast and entitled to vote. A proxy may be revoked at any time on or before the Meeting by written notice to the Secretary of Evergreen International Trust at the address set forth on the cover of this Prospectus/Proxy Statement. Unless revoked, all valid proxies will be voted in accordance with the specifications thereon or, in the absence of such specifications, FOR approval of the Plan and the Reorganization contemplated thereby.


         Approval of the Plan will require the affirmative vote of a majority of the votes cast and entitled to vote, with all classes voting together as a single class at the Meeting at which a quorum of the Fund's shares is present. Each share outstanding is entitled to one vote for each dollar of net asset value applicable to each share.

         Proxy solicitations will be made primarily by mail, but proxy solicitations may also be made by telephone, telegraph or personal solicitations conducted by officers and employees of FUNB, its affiliates or other representatives of International Equity (who will not be paid for their soliciting activities). If you wish to participate in the Meeting, you may submit the proxy card included with this Prospectus/Proxy Statement, vote by fax or attend in person. Any proxy given by you is revocable.

         In the event that sufficient votes to approve the Reorganization are not received by October 16, 1998, the persons named as proxies may propose one or more adjournments of the Meeting to permit further solicitation of proxies. In determining whether to adjourn the Meeting, the following factors may be considered: the percentage of votes actually cast, the percentage of negative votes actually cast, the nature of any further solicitation and the information to be provided to shareholders with respect to the reasons for the solicitation. Any such adjournment will require an affirmative vote by the holders of a majority of the shares present in person or by proxy at the Meeting. The persons named as proxies will vote upon such adjournment after consideration of all circumstances which may bear upon a decision to adjourn the Meeting.

         A shareholder who objects to the proposed Reorganization will not be entitled under either Delaware law or the Declaration of Trust of Evergreen International Trust to demand payment for, or an appraisal of, his or her shares. However, shareholders should be aware that the Reorganization as proposed is not expected to result in recognition of gain or loss to shareholders for federal income tax purposes and that, if the Reorganization is consummated, shareholders will be free to redeem the shares of International Growth which they receive in the transaction at their then-current net asset value. Shares of International Equity may be redeemed at any time prior to the consummation of the Reorganization. Shareholders of International Equity may wish to consult their tax advisers as to any differing consequences of redeeming Fund shares prior to the Reorganization or exchanging such shares in the Reorganization.

         International Equity does not hold annual shareholder meetings. If the Reorganization is not approved, shareholders wishing to submit proposals for consideration for inclusion in a proxy statement for a subsequent shareholder meeting should send their written proposals to the Secretary of Evergreen International Trust at the address set forth on the cover of this Prospectus/Proxy Statement such that they will be received by the Fund in a reasonable period of time prior to any such meeting.

         The votes of the shareholders of International Growth are not being solicited by this Prospectus/Proxy Statement and are not required to carry out the Reorganization.

         NOTICE TO BANKS, BROKER-DEALERS AND VOTING TRUSTEES AND THEIR NOMINEES. Please advise International Equity whether other persons are beneficial owners of shares for which proxies are being solicited and, if so, the number of copies of this Prospectus/Proxy Statement needed to supply copies to the beneficial owners of the respective shares.

                                         FINANCIAL STATEMENTS AND EXPERTS

         The Annual Report of International Growth (formerly, Keystone International Fund Inc.) as of October 31, 1997, and the financial statements and financial highlights for the periods indicated therein, have been incorporated by reference herein and in the Registration Statement in reliance upon the report of KPMG Peat Marwick LLP, independent certified public accountants, incorporated by reference herein, and upon the authority of said firm as experts in accounting and auditing.


         The Annual Report of International Equity as of October 31, 1997 and the financial highlights and financial statements for the periods indicated therein have been incorporated by reference herein and in the Registration Statement in reliance upon the report of PricewaterhouseCoopers LLP, independent certified public accountants, incorporated by reference herein and upon the authority of said firm as experts in accounting and auditing.


                                                   LEGAL MATTERS

         Certain   legal   matters   concerning   the   issuance  of  shares  of
International   Growth  will  be  passed  upon  by  Sullivan  &  Worcester  LLP,
Washington, D.C.

                                                  OTHER BUSINESS

         The Trustees of Evergreen International Trust do not intend to present any other business at the Meeting. If, however, any other matters are properly brought before the Meeting, the persons named in the accompanying form of proxy will vote thereon in accordance with their judgment.

         THE TRUSTEES OF THE TRUST RECOMMEND APPROVAL OF THE PLAN AND ANY UNMARKED PROXIES WITHOUT INSTRUCTIONS TO THE CONTRARY WILL BE
VOTED IN FAVOR OF APPROVAL OF THE PLAN.

September 3, 1998

                                                                    EXHIBIT A

                                       AGREEMENT AND PLAN OF REORGANIZATION

         THIS AGREEMENT AND PLAN OF REORGANIZATION (the "Agreement") is made as of this 14th day of August, 1998, by and between Evergreen International Trust, a Delaware business trust, with its principal place of business at 200 Berkeley Street, Boston, Massachusetts 02116 (the "Trust"), with respect to its Evergreen International Growth Fund series (the "Acquiring Fund"), and the Trust, with respect to its Evergreen International Equity Fund series (the "Selling Fund").

         This Agreement is intended to be, and is adopted as, a plan of reorganization and liquidation within the meaning of Section 368(a)(1)(D) of the United States Internal Revenue Code of 1986, as amended (the "Code"). The reorganization (the "Reorganization") will consist of (i) the transfer of all of the assets of the Selling Fund in exchange solely for Class A, Class B, Class C and Class Y shares of beneficial interest, $.001 par value per share, of the Acquiring Fund (the "Acquiring Fund Shares"); (ii) the assumption by the Acquiring Fund of the identified liabilities of the Selling Fund; and (iii) the distribution, after the Closing Date hereinafter referred to, of the Acquiring Fund Shares to the shareholders of the Selling Fund in liquidation of the Selling Fund as provided herein, all upon the terms and conditions hereinafter set forth in this Agreement.

         WHEREAS, the Selling Fund and the Acquiring Fund are each a separate investment series of an open-end, registered investment company of the management type and the Selling Fund owns securities that generally are assets of the character in which the Acquiring Fund is permitted to invest;

         WHEREAS, both Funds are authorized to issue their shares of beneficial interest;

         WHEREAS, the Trustees of the Trust have determined that the exchange of all of the assets of the Selling Fund for Acquiring Fund Shares and the assumption of the identified liabilities of the Selling Fund by the Acquiring Fund on the terms and conditions hereinafter set forth are in the best interests of the Acquiring Fund's shareholders;

         WHEREAS,  the  Trustees of the Trust have  determined  that the Selling
Fund should exchange all of its assets and the identified liabilities for Acquiring Fund Shares and that the interests of the existing shareholders of the Selling Fund will not be diluted as a result of the transactions contemplated herein;

         NOW, THEREFORE, in consideration of the premises and of the covenants and agreements hereinafter set forth, the parties hereto covenant and agree as follows:

                                    ARTICLE I

             TRANSFER OF ASSETS OF THE SELLING FUND IN EXCHANGE FOR
            THE ACQUIRING FUND SHARES AND ASSUMPTION OF SELLING FUND
                 LIABILITIES AND LIQUIDATION OF THE SELLING FUND

         1.1 THE EXCHANGE. Subject to the terms and conditions herein set forth and on the basis of the representations and warranties contained herein, the Selling Fund agrees to transfer all of the Selling Fund's assets as set forth in paragraph 1.2 to the Acquiring Fund. The Acquiring Fund agrees in exchange therefor (i) to deliver to the Selling Fund the number of Acquiring Fund Shares, including fractional Acquiring Fund Shares, determined by multiplying the shares outstanding of each class of the Selling Fund by the ratio computed by dividing the net asset value per share of each such class of the Selling Fund by the net asset value per share of the corresponding class of Acquiring Fund Shares computed in the manner and as of the time and date set forth in paragraph 2.2; and (ii) to assume the identified liabilities of the Selling Fund, as set forth in paragraph 1.3. Such transactions shall take place at the closing provided for in paragraph 3.1 (the "Closing Date").

         1.2 ASSETS TO BE ACQUIRED. The assets of the Selling Fund to be acquired by the Acquiring Fund shall consist of all property, including, without limitation, all cash, securities, commodities, interests in futures and dividends or interest receivables, that is owned by the Selling Fund and any deferred or prepaid expenses shown as an asset on the books of the Selling Fund on the Closing Date.

         The Selling Fund has provided the Acquiring Fund with its most recent audited financial statements, which contain a list of all of Selling Fund's assets as of the date thereof. The Selling Fund hereby represents that as of the date of the execution of this Agreement there have been no changes in its financial position as reflected in said financial statements other than those occurring in the ordinary course of its business in connection with the purchase and sale of securities and the payment of its normal operating expenses. The Selling Fund reserves the right to sell any of such securities, but will not, without the prior written approval of the Acquiring Fund, acquire any additional securities other than securities of the type in which the Acquiring Fund is permitted to invest.

         The Acquiring Fund will, within a reasonable time prior to the Closing Date, furnish the Selling Fund with a list of the securities, if any, on the Selling Fund's list referred to in the second sentence of this paragraph that do not conform to the Acquiring Fund's investment objectives, policies, and restrictions. The Selling Fund will, within a reasonable period of time prior to the Closing Date, furnish the Acquiring Fund with a list of its portfolio securities and other investments. In the event that the Selling Fund holds any investments that the Acquiring Fund may not hold, the Selling Fund, if requested by the Acquiring Fund, will dispose of such securities prior to the Closing Date. In addition, if it is determined that the Selling Fund and the Acquiring Fund portfolios, when aggregated, would contain investments exceeding certain percentage limitations imposed upon the Acquiring Fund with respect to such investments, the Selling Fund if requested by the Acquiring Fund will dispose of a sufficient amount of such investments as may be necessary to avoid violating such limitations as of the Closing Date. Notwithstanding the foregoing, nothing herein will require the Selling Fund to dispose of any investments or securities if, in the reasonable judgment of the Selling Fund, such disposition would adversely affect the tax-free nature of the Reorganization or would violate the Selling Fund's fiduciary duty to its shareholders.

         1.3 LIABILITIES TO BE ASSUMED. The Selling Fund will endeavor to discharge all of its known liabilities and obligations prior to the Closing Date. The Acquiring Fund shall assume only those liabilities, expenses, costs, charges and reserves reflected on a Statement of Assets and Liabilities of the Selling Fund prepared on behalf of the Selling Fund, as of the Valuation Date (as defined in paragraph 2.1), in accordance with generally accepted accounting principles consistently applied from the prior audited period. The Acquiring Fund shall assume only those liabilities of the Selling Fund reflected in such Statement of Assets and Liabilities and shall not assume any other liabilities, whether absolute or contingent, known or unknown, accrued or unaccrued, all of which shall remain the obligation of the Selling Fund.

         In addition, upon completion of the Reorganization, for purposes of calculating the maximum amount of sales charges (including asset based sales charges) permitted to be imposed by the Acquiring Fund under the National Association of Securities Dealers, Inc. Conduct Rule 2830 ("Aggregate NASD Cap"), the Acquiring Fund will add to its Aggregate NASD Cap immediately prior to the Reorganization the Aggregate NASD Cap of the Selling

Fund immediately prior to the Reorganization, in each case calculated in accordance with such Rule 2830.

         1.4 LIQUIDATION AND DISTRIBUTION. On or as soon after the Closing Date as is conveniently practicable (the "Liquidation Date"), (a) the Selling Fund will liquidate and distribute pro rata to the Selling Fund's shareholders of record, determined as of the close of business on the Valuation Date (the "Selling Fund Shareholders"), the Acquiring Fund Shares received by the Selling Fund pursuant to paragraph 1.1; and (b) the Selling Fund will thereupon proceed to dissolve as set forth in paragraph 1.8 below. Such liquidation and distribution will be accomplished by the transfer of the Acquiring Fund Shares then credited to the account of the Selling Fund on the books of the Acquiring Fund to open accounts on the share records of the Acquiring Fund in the names of the Selling Fund Shareholders and representing the respective pro rata number of the Acquiring Fund Shares due such shareholders. All issued and outstanding shares of the Selling Fund will simultaneously be canceled on the books of the Selling Fund. The Acquiring Fund shall not issue certificates representing the Acquiring Fund Shares in connection with such exchange.

         1.5 OWNERSHIP OF SHARES. Ownership of Acquiring Fund Shares will be shown on the books of the Acquiring Fund's transfer agent. Shares of the Acquiring Fund will be issued in the manner described in the combined Prospectus and Proxy Statement on Form N-14 to be distributed to shareholders of the Selling Fund as described in paragraph 5.7.

         1.6 TRANSFER TAXES. Any transfer taxes payable upon issuance of the Acquiring Fund Shares in a name other than the registered holder of the Selling Fund shares on the books of the Selling Fund as of that time shall, as a condition of such issuance and transfer, be paid by the person to whom such Acquiring Fund Shares are to be issued and transferred.

         1.7 REPORTING RESPONSIBILITY. Any reporting responsibility of the Selling Fund is and shall remain the responsibility of the Selling Fund up to and including the Closing Date and such later date on which the Selling Fund is terminated.

         1.8  TERMINATION.   The  Selling  Fund  shall  be  terminated  promptly
following the Closing Date and the making of all distributions pursuant to paragraph 1.4.

                                                    ARTICLE II

                                                     VALUATION

         2.1 VALUATION OF ASSETS. The value of the Selling Fund's assets to be acquired by the Acquiring Fund hereunder shall be the value of such assets computed as of the close of business on the New York Stock Exchange on the business day next preceding the Closing Date (such time and date being hereinafter called the "Valuation Date"), using the valuation procedures set forth in the Trust's Declaration of Trust and the Acquiring Fund's then current prospectuses and statement of additional information or such other valuation procedures as shall be mutually agreed upon by the parties.

         2.2 VALUATION OF SHARES. The net asset value per share of the Acquiring Fund Shares shall be the net asset value per share computed as of the close of business on the New York Stock Exchange on the Valuation Date, using the valuation procedures set forth in the Trust's Declaration of Trust and the Acquiring Fund's then current prospectuses and statement of additional information.

         2.3 SHARES TO BE ISSUED. The number of the Acquiring Fund Shares of each class to be issued (including fractional shares, if any) in exchange for the Selling Fund's assets shall be determined by multiplying the shares outstanding of each class of the Selling Fund by the ratio computed by dividing the net asset value per share of the Selling Fund attributable to each of its classes by the net asset value per share of the respective classes of the Acquiring Fund determined in accordance with paragraph 2.2. Holders of Class A, Class B, Class C and Class Y shares of the Selling Fund will receive Class A, Class B, Class C and Class Y shares, respectively, of the Acquiring Fund.

         2.4 DETERMINATION OF VALUE. All computations of value shall be made by State Street Bank and Trust Company in accordance with its regular practice in pricing the shares and assets of the Acquiring Fund.

                                                    ARTICLE III

                                             CLOSING AND CLOSING DATE

         3.1 CLOSING DATE. The Closing (the "Closing") shall take place on or about October 26, 1998 or such other date as the parties may agree to in writing (the "Closing Date"). All acts taking place at the Closing shall be deemed to take place simultaneously immediately prior to the opening of business on the Closing Date unless otherwise provided. The Closing shall be held as of 9:00 a.m. at the offices of the Evergreen Funds, 200
Berkeley Street, Boston, MA 02116, or at such other time and/or place as the parties may agree.

         3.2 CUSTODIAN'S CERTIFICATE. State Street Bank and Trust Company, as custodian for the Selling Fund (the "Custodian"), shall deliver at the Closing a certificate of an authorized officer stating that (a) the Selling Fund's portfolio securities, cash, and any other assets shall have been delivered in proper form to the Acquiring Fund on the Closing Date; and (b) all necessary taxes including all applicable federal and state stock transfer stamps, if any, shall have been paid, or provision for payment shall have been made, in conjunction with the delivery of portfolio securities by the Selling Fund.

         3.3 EFFECT OF SUSPENSION IN TRADING. In the event that on the Valuation Date (a) the New York Stock Exchange or another primary trading market for portfolio securities of the Acquiring Fund or the Selling Fund shall be closed to trading or trading thereon shall be restricted; or (b) trading or the reporting of trading on said Exchange or elsewhere shall be disrupted so that accurate appraisal of the value of the net assets of the Acquiring Fund or the Selling Fund is impracticable, the Valuation Date shall be postponed until the first business day after the day when trading shall have been fully resumed and reporting shall have been restored.

         3.4 TRANSFER AGENT'S CERTIFICATE. Evergreen Service Company, as transfer agent for the Selling Fund, shall deliver at the Closing a certificate of an authorized officer stating that its records contain the names and addresses of the Selling Fund Shareholders and the number and percentage ownership of outstanding shares owned by each such shareholder immediately prior to the Closing. The Acquiring Fund shall issue and deliver or cause Evergreen Service Company, its transfer agent, to issue and deliver a confirmation evidencing the Acquiring Fund Shares to be credited on the Closing Date to the Secretary of the Trust or provide evidence satisfactory to the Selling Fund that such Acquiring Fund Shares have been credited to the Selling Fund's account on the books of the Acquiring Fund. At the Closing, each party shall deliver to the other such bills of sale, checks, assignments, share certificates, if any, receipts and other documents as such other party or its counsel may reasonably request.

                                                    ARTICLE IV

                                          REPRESENTATIONS AND WARRANTIES

         4.1 REPRESENTATIONS OF THE SELLING FUND. The Selling Fund represents and warrants to the Acquiring Fund as follows:

                  (a) The Selling Fund is a separate investment series of a Delaware business trust duly organized, validly existing, and in good standing under the laws of the State of Delaware.

                  (b) The Selling Fund is a separate investment series of a Delaware business trust that is registered as an investment company classified as a management company of the open-end type, and its registration with the Securities and Exchange Commission (the "Commission") as an investment company under the Investment Company Act of 1940, as amended (the "1940 Act"), is in full force and effect.

                  (c) The current prospectuses and statement of additional information of the Selling Fund conform in all material respects to the applicable requirements of the Securities Act of 1933, as amended (the "1933 Act"), and the 1940 Act and the rules and regulations of the Commission thereunder and do not include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not misleading.

                  (d) The Selling Fund is not, and the execution, delivery, and performance of this Agreement (subject to shareholder approval) will not result, in violation of any provision of the Trust's Declaration of Trust or By-Laws or of any material agreement, indenture, instrument, contract, lease, or other undertaking to which the Selling Fund is a party or by which it is bound.

                  (e) The Selling Fund has no material contracts or other commitments (other than this Agreement) that will be terminated with liability to it prior to the Closing Date, except for liabilities, if any, to be discharged or reflected in the Statement of Assets and Liabilities as provided in paragraph 1.3 hereof.

                  (f) Except as otherwise disclosed in writing to and accepted by the Acquiring Fund, no litigation, administrative proceeding, or investigation of or before any court or governmental body is presently pending or to its knowledge threatened against the Selling Fund or any of its properties or assets, which, if adversely determined, would materially and adversely affect its financial condition, the conduct of its business, or the ability of the Selling Fund to carry out the transactions contemplated by this Agreement. The Selling Fund knows of no facts that might form the basis for the institution of such proceedings and is not a party to or subject to the provisions of any order, decree, or judgment of any court or governmental body that materially and adversely affects its business or its ability to consummate the transactions herein contemplated.

                  (g) The financial statements of the Selling Fund at April 30, 1998 are in accordance with generally accepted accounting principles consistently applied, and such statements (copies of which have been furnished to the Acquiring Fund) fairly reflect the financial condition of the Selling Fund as of such date, and there are no known contingent liabilities of the Selling Fund as of such date not disclosed therein.

                  (h) Since April 30, 1998 there has not been any material adverse change in the Selling Fund's financial condition, assets, liabilities, or business other than changes occurring in the ordinary course of business, or any incurrence by the Selling Fund of indebtedness maturing more than one year from the date such indebtedness was incurred, except as otherwise disclosed to and accepted by the Acquiring Fund. For the purposes of this subparagraph (h), a decline in the net asset value of the Selling Fund shall not constitute a material adverse change.

                  (i) At the Closing Date, all federal and other tax returns and reports of the Selling Fund required by law to have been filed by such dates shall have been filed, and all federal and other taxes shown due on said returns and reports shall have been paid, or provision shall have been made for the payment thereof. To the best of the Selling Fund's knowledge, no such return is currently under audit, and no assessment has been asserted with respect to such returns.

                  (j) For each fiscal year of its operation, the Selling Fund has met the requirements of Subchapter M of the Code for qualification and treatment as a regulated investment company and has distributed in each such year all net investment income and realized capital gains.

                  (k) All issued and outstanding shares of the Selling Fund are, and at the Closing Date will be, duly and validly issued and outstanding, fully paid and non-assessable by the Selling Fund. All of the issued and outstanding shares of the Selling Fund will, at the time of the Closing Date, be held by the persons and in the amounts set forth in the records of the transfer agent as provided in paragraph 3.4. The Selling Fund does not have outstanding any options, warrants, or other rights to subscribe for or purchase any of the Selling Fund shares, nor is there outstanding any security convertible into any of the Selling Fund shares.

                  (l) At the Closing Date, the Selling Fund will have good and marketable title to the Selling Fund's assets to be transferred to the Acquiring Fund pursuant to paragraph 1.2 and full right, power, and authority to sell, assign, transfer, and deliver such assets hereunder, and, upon delivery and payment for such assets, the Acquiring Fund will acquire good and marketable title thereto, subject to no restrictions on the full transfer thereof, including such restrictions as might arise under the 1933 Act, other than as disclosed to the Acquiring Fund and accepted by the Acquiring Fund.

                  (m) The execution, delivery, and performance of this Agreement have been duly authorized by all necessary action on the part of the Selling Fund and, subject to approval by the Selling Fund Shareholders, this Agreement constitutes a valid and binding obligation of the Selling Fund, enforceable in accordance with its terms, subject as to enforcement, to bankruptcy, insolvency, reorganization, moratorium, and other laws relating to or affecting creditors' rights and to general equity principles.

                  (n) The information to be furnished by the Selling Fund for use in no-action letters, applications for orders, registration statements, proxy materials, and other documents that may be necessary in connection with the transactions contemplated hereby shall be accurate and complete in all material respects and shall comply in all material respects with federal securities and other laws and regulations thereunder applicable thereto.

                  (o) The Prospectus and Proxy Statement of the Selling Fund to be included in the Registration Statement (as defined in paragraph 5.7)(other than information therein that relates to the Acquiring Fund) will, on the effective date of the Registration Statement and on the Closing Date, not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which such statements were made, not misleading.

         4.2 REPRESENTATIONS OF THE ACQUIRING FUND. The Acquiring Fund represents and warrants to the Selling Fund as follows:

                  (a) The Acquiring Fund is a separate investment series of a Delaware business trust duly organized, validly existing and in good standing under the laws of the State of Delaware.

                  (b) The Acquiring Fund is a separate investment series of a Delaware business trust that is registered as an investment company classified as a management company of the open-end type, and its registration with the Commission as an investment company under the 1940 Act is in full force and effect.

                  (c) The current prospectuses and statement of additional information of the Acquiring Fund conform in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the rules and regulations of the Commission thereunder and do not include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not misleading.

                  (d) The Acquiring Fund is not, and the execution, delivery and performance of this Agreement will not result, in violation of the Trust's Declaration of Trust or By-Laws or of any material agreement, indenture, instrument, contract, lease, or other undertaking to which the Acquiring Fund is a party or by which it is bound.

                  (e) Except as otherwise disclosed in writing to the Selling Fund and accepted by the Selling Fund, no litigation, administrative proceeding or investigation of or before any court or governmental body is presently pending or to its knowledge threatened against the Acquiring Fund or any of its properties or assets, which, if adversely determined, would materially and adversely affect its financial condition and the conduct of its business or the ability of the Acquiring Fund to carry out the transactions contemplated by this Agreement. The Acquiring Fund knows of no facts that might form the basis for the institution of such proceedings and is not a party to or subject to the provisions of any order, decree, or judgment of any court or governmental body that materially and adversely affects its business or its ability to consummate the transactions contemplated herein.

                  (f) The financial statements of the Acquiring Fund at April 30, 1998 are in accordance with generally accepted accounting principles consistently applied, and such statements (copies of which have been furnished to the Selling Fund) fairly reflect the financial condition of the Acquiring Fund as of such date, and there are no known contingent liabilities of the Acquiring Fund as of such date not disclosed therein.

                  (g) Since April 30, 1998 there has not been any material adverse change in the Acquiring Fund's financial condition, assets, liabilities, or business other than changes occurring in the ordinary course of business, or any incurrence by the Acquiring Fund of indebtedness maturing more than one year from the date such indebtedness was incurred, except as otherwise disclosed to and accepted by the Selling Fund. For the purposes of this subparagraph (g), a decline in the net asset value of the Acquiring Fund shall not constitute a material adverse change.

                  (h) At the Closing Date, all federal and other tax returns and reports of the Acquiring Fund required by law then to be filed by such dates shall have been filed, and all federal and other taxes shown due on said returns and reports shall have been paid or provision shall have been made for the payment thereof. To the best of the Acquiring Fund's knowledge, no such return is currently under audit, and no assessment has been asserted with respect to such returns.

                  (i) For each fiscal year of its operation, the Acquiring Fund has met the requirements of Subchapter M of the Code for qualification and treatment as a regulated investment company and has distributed in each such year all net investment income and realized capital gains.

                  (j) All issued and outstanding Acquiring Fund Shares are, and at the Closing Date will be, duly and validly issued and outstanding, fully paid and non-assessable. The Acquiring Fund does not have outstanding any options, warrants, or other rights to subscribe for or purchase any Acquiring Fund Shares, nor is there outstanding any security convertible into any Acquiring Fund Shares.

                  (k) The execution, delivery, and performance of this Agreement have been duly authorized by all necessary action on the part of the Acquiring Fund, and this Agreement constitutes a valid and binding obligation of the
Acquiring Fund enforceable in accordance with its terms, subject as to enforcement, to bankruptcy, insolvency, reorganization, moratorium, and other laws relating to or affecting creditors' rights and to general equity principles.

                  (l) The Acquiring Fund Shares to be issued and delivered to the Selling Fund, for the account of the Selling

Fund Shareholders, pursuant to the terms of this Agreement will, at the Closing Date, have been duly authorized and, when so issued and delivered, will be duly and validly issued Acquiring Fund Shares, and will be fully paid and non-assessable.

                  (m) The information to be furnished by the Acquiring Fund for use in no-action letters, applications for orders, registration statements, proxy materials, and other documents that may be necessary in connection with the transactions contemplated hereby shall be accurate and complete in all material respects and shall comply in all material respects with federal securities and other laws and regulations applicable thereto.

                  (n) The Prospectus and Proxy Statement (as defined in paragraph 5.7) to be included in the Registration Statement (only insofar as it relates to the Acquiring Fund) will, on the effective date of the Registration Statement and on the Closing Date, not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which such statements were made, not misleading.

                  (o) The Acquiring Fund agrees to use all reasonable efforts to obtain the approvals and authorizations required by the 1933 Act, the 1940 Act, and such of the state Blue Sky or securities laws as it may deem appropriate in order to continue its operations after the Closing Date.

                                    ARTICLE V

              COVENANTS OF THE ACQUIRING FUND AND THE SELLING FUND

         5.1 OPERATION IN ORDINARY COURSE. The Acquiring Fund and the Selling Fund each will operate its business in the ordinary course between the date hereof and the Closing Date, it being understood that such ordinary course of business will include customary dividends and distributions.

         5.2 APPROVAL OF SHAREHOLDERS. The Trust will call a meeting of the Selling Fund Shareholders to consider and act upon this Agreement and to take all other action necessary to obtain approval of the transactions contemplated herein.

         5.3 INVESTMENT REPRESENTATION. The Selling Fund covenants that the Acquiring Fund Shares to be issued hereunder are not being acquired for the purpose of making any distribution thereof other than in accordance with the terms of this Agreement.

         5.4 ADDITIONAL INFORMATION. The Selling Fund will assist the Acquiring Fund in obtaining such information as the Acquiring Fund reasonably requests concerning the beneficial ownership of the Selling Fund shares.

         5.5 FURTHER ACTION. Subject to the provisions of this Agreement, the Acquiring Fund and the Selling Fund will each take, or cause to be taken, all action, and do or cause to be done, all things reasonably necessary, proper or advisable to consummate and make effective the transactions contemplated by this Agreement, including any actions required to be taken after the Closing Date.

         5.6 STATEMENT OF EARNINGS AND PROFITS. As promptly as practicable, but in any case within sixty days after the Closing Date, the Selling Fund shall furnish the Acquiring Fund, in such form as is reasonably satisfactory to the Acquiring Fund, a statement of the earnings and profits of the Selling Fund for federal income tax purposes that will be carried over by the Acquiring Fund as a result of Section 381 of the Code, and which will be reviewed by KPMG Peat Marwick LLP and certified by the Trust's President and Treasurer.

     5.7 PREPARATION OF FORM N-14 REGISTRATION STATEMENT. The Selling Fund will provide the Acquiring Fund with information reasonably necessary for the preparation of a prospectus, which will include the proxy statement, referred to in paragraph 4.1(o) (the "Prospectus and Proxy Statement"), all to be included in a Registration Statement on Form N-14 of the Acquiring Fund (the "Registration Statement"), in compliance with the 1933 Act, the Securities Exchange Act of 1934, as amended (the "1934 Act"), and the 1940 Act in connection with the meeting of the Selling Fund Shareholders to consider approval of this Agreement and the transactions contemplated herein.

         5.8 CAPITAL LOSS CARRYFORWARDS. As promptly as practicable, but in any case within sixty days after the Closing Date, the Acquiring Fund and the Selling Fund shall cause KPMG Peat Marwick LLP to issue a letter addressed to the Acquiring Fund and the Selling Fund, in form and substance satisfactory to the Funds, setting forth the federal income tax implications relating to capital loss carryforwards (if any) of the Selling Fund and the related impact, if any, of the proposed transfer of all of the assets of the Selling Fund to the Acquiring Fund and the ultimate dissolution of the Selling Fund, upon the shareholders of the Selling Fund.

                                   ARTICLE VI

             CONDITIONS PRECEDENT TO OBLIGATIONS OF THE SELLING FUND

         The obligations of the Selling Fund to consummate the transactions provided for herein shall be subject, at its election, to the performance by the Acquiring Fund of all the obligations to be performed by it hereunder on or before the Closing Date, and, in addition thereto, the following further conditions:

         6.1 All representations, covenants, and warranties of the Acquiring Fund contained in this Agreement shall be true and correct as of the date hereof and as of the Closing Date with the same force and effect as if made on and as of the Closing Date, and the Acquiring Fund shall have delivered to the Selling Fund a certificate executed in its name by the Trust's President or Vice President and its Treasurer or Assistant Treasurer, in form and substance reasonably satisfactory to the Selling Fund and dated as of the Closing Date, to such effect and as to such other matters as the Selling Fund shall reasonably request.

         6.2 The Selling Fund shall have received on the Closing Date an opinion from Sullivan & Worcester LLP, counsel to the Acquiring Fund, dated as of the Closing Date, in a form reasonably satisfactory to the Selling Fund, covering the following points:

                  (a) The Acquiring Fund is a separate investment series of a Delaware business trust duly organized, validly existing and in good standing under the laws of the State of Delaware and has the power to own all of its properties and assets and to carry on its business as presently conducted.

                  (b) The Acquiring Fund is a separate investment series of a Delaware business trust registered as an investment company under the 1940 Act, and, to such counsel's knowledge, such registration with the Commission as an investment company under the 1940 Act is in full force and effect.

                  (c) This Agreement has been duly authorized, executed, and delivered by the Acquiring Fund and, assuming due authorization, execution and delivery of this Agreement by the Selling Fund, is a valid and binding obligation of the Acquiring Fund enforceable against the Acquiring Fund in accordance with its terms, subject as to enforcement, to bankruptcy, insolvency, reorganization, moratorium, and other laws relating to or affecting creditors' rights generally and to general equity principles.

                  (d) Assuming that a consideration therefor not less than the net asset value thereof has been paid, the Acquiring Fund Shares to be issued and delivered to the Selling Fund on behalf of the Selling Fund Shareholders as provided by this Agreement are duly authorized and upon such delivery will be legally issued and outstanding and fully paid and non-assessable, and no shareholder of the Acquiring Fund has any preemptive rights in respect thereof.

                  (e) The Registration Statement, to such counsel's knowledge, has been declared effective by the Commission and no stop order under the 1933 Act pertaining thereto has been issued, and to the knowledge of such counsel, no consent, approval, authorization or order of any court or governmental authority of the United States or the State of Delaware is required for consummation by the Acquiring Fund of the transactions contemplated herein, except such as have been obtained under the 1933 Act, the 1934 Act and the 1940 Act, and as may be required under state securities laws.

                  (f) The execution and delivery of this Agreement did not, and the consummation of the transactions contemplated hereby will not, result in a violation of the Trust's Declaration of Trust or By-Laws or any provision of any material agreement, indenture, instrument, contract, lease or other undertaking (in each case known to such counsel) to which the Acquiring Fund is a party or by which it or any of its properties may be bound or to the knowledge of such counsel, result in the acceleration of any obligation or the imposition of any penalty, under any agreement, judgment, or decree to which the Acquiring Fund is a party or by which it is bound.

                  (g) Only insofar as they relate to the Acquiring Fund, the descriptions in the Prospectus and Proxy Statement of statutes, legal and governmental proceedings and material contracts, if any, are accurate and fairly present the information required to be shown.

                  (h) Such counsel does not know of any legal or governmental proceedings, only insofar as they relate to the Acquiring Fund, existing on or before the effective date of the Registration Statement or the Closing Date required to be described in the Registration Statement or to be filed as exhibits to the Registration Statement which are not described or filed as required.

                  (i) To  the  knowledge  of  such  counsel,  no  litigation  or administrative proceeding or investigation of or before any court or governmental body is presently pending or threatened as to the Acquiring Fund or any of its properties or assets and the Acquiring Fund is not a party to or subject to the provisions of any order, decree or judgment of any court or governmental body, which materially and adversely affects its business, other than as previously disclosed in the Registration Statement.

Such opinion shall contain such assumptions and limitations as shall be in the opinion of Sullivan & Worcester LLP appropriate to render the opinions expressed therein.

         In this paragraph 6.2, references to the Prospectus and Proxy Statement include and relate to only the text of such Prospectus and Proxy Statement and not to any exhibits or attachments thereto or to any documents incorporated by reference therein.

                                   ARTICLE VII

            CONDITIONS PRECEDENT TO OBLIGATIONS OF THE ACQUIRING FUND

         The obligations of the Acquiring Fund to complete the transactions provided for herein shall be subject, at its election, to the performance by the Selling Fund of all the obligations to be performed by it hereunder on or before the Closing Date and, in addition thereto, the following conditions:

         7.1 All representations, covenants, and warranties of the Selling Fund contained in this Agreement shall be true and correct as of the date hereof and as of the Closing Date with the same force and effect as if made on and as of the Closing Date, and the Selling Fund shall have delivered to the Acquiring
Fund on the Closing Date a certificate executed in its name by the Trust's President or Vice President and the Treasurer or Assistant Treasurer, in form and substance satisfactory to the Acquiring Fund and dated as of the Closing Date, to such effect and as to such other matters as the Acquiring Fund shall reasonably request.

         7.2 The Selling Fund shall have delivered to the Acquiring Fund a statement of the Selling Fund's assets and liabilities, together with a list of the Selling Fund's portfolio securities showing the tax costs of such securities by lot and the holding periods of such securities, as of the Closing Date, certified by the Treasurer of the Trust.

         7.3 The Acquiring Fund shall have received on the Closing Date an opinion of Sullivan & Worcester LLP, counsel to the Selling Fund, in a form satisfactory to the Acquiring Fund covering the following points:

                  (a) The Selling Fund is a separate investment series of a Delaware business trust duly organized, validly existing and in good standing under the laws of the State of Delaware and has the power to own all of its properties and assets and to carry on its business as presently conducted.

                  (b) The Selling Fund is a separate investment series of a Delaware business trust registered as an investment company under the 1940 Act, and, to such counsel's knowledge, such registration with the Commission as an investment company under the 1940 Act is in full force and effect.

                  (c) This Agreement has been duly authorized, executed and delivered by the Selling Fund and, assuming due authorization, execution, and delivery of this Agreement by the Acquiring Fund, is a valid and binding obligation of the Selling Fund enforceable against the Selling Fund in accordance with its terms, subject as to enforcement, to bankruptcy, insolvency, reorganization, moratorium and other laws relating to or affecting creditors' rights generally and to general equity principles.

                  (d) To the knowledge of such counsel, no consent, approval, authorization or order of any court or governmental authority of the United States or the State of Delaware is required for consummation by the Selling Fund of the transactions contemplated herein, except such as have been obtained under the 1933 Act, the 1934 Act and the 1940 Act, and as may be required under state securities laws.

                  (e) The execution and delivery of this Agreement did not, and the consummation of the transactions contemplated hereby will not, result in a violation of the Trust's Declaration of Trust or By-laws, or any provision of any material agreement, indenture, instrument, contract, lease or other undertaking (in each case known to such counsel) to which the Selling Fund is a party or by which it or any of its properties may be bound or, to the knowledge of such counsel, result in the acceleration of any obligation or the imposition of any penalty, under any agreement, judgment, or decree to which the Selling Fund is a party or by which it is bound.

                  (f) Only insofar as they relate to the Selling Fund, the descriptions in the Prospectus and Proxy Statement of statutes, legal and government proceedings and material contracts, if any, are accurate and fairly present the information required to be shown.

                  (g) Such counsel does not know of any legal or governmental proceedings, insofar as they relate to the Selling Fund existing on or before the date of mailing of the Prospectus and Proxy Statement and the Closing Date, required to be described in the Prospectus and Proxy Statement or to be filed as an exhibit to the Registration Statement which are not described or filed as required.

                  (h) To  the  knowledge  of  such  counsel,  no  litigation  or administrative proceeding or investigation of or before any court or governmental body is presently pending or threatened as to the Selling Fund or any of its respective properties or assets and the Selling Fund is neither a party to nor subject to the provisions of any order, decree or judgment of any court or governmental body, which materially and adversely affects its business other than as previously disclosed in the Prospectus and Proxy Statement.

                  (i) Assuming that a consideration therefor of not less than the net asset value thereof has been paid, and assuming that such shares were issued in accordance with the terms of the Selling Fund's registration statement, or any amendment thereto, in effect at the time of such issuance, all issued and outstanding shares of the Selling Fund are legally issued and fully paid and non-assessable.

Such opinion shall contain such other assumptions and limitations as shall be in the opinion of Sullivan & Worcester LLP appropriate to render the opinions expressed therein.

         In this paragraph 7.3, references to the Prospectus and Proxy Statement include and relate to only the text of such Prospectus and Proxy Statement and not to any exhibits or attachments thereto or to any documents incorporated by reference therein.

                                  ARTICLE VIII

          FURTHER CONDITIONS PRECEDENT TO OBLIGATIONS OF THE ACQUIRING

                                             FUND AND THE SELLING FUND

         If any of the conditions set forth below do not exist on or before the Closing Date with respect to the Selling Fund or the Acquiring Fund, the other party to this Agreement shall, at its option, not be required to consummate the transactions contemplated by this Agreement:

         8.1 This Agreement and the transactions contemplated herein shall have been approved by the requisite vote of the holders of the outstanding shares of the Selling Fund in accordance with the provisions of the Trust's Declaration of Trust and By-Laws and certified copies of the resolutions evidencing such approval shall have been delivered to the Acquiring Fund. Notwithstanding anything herein to the contrary, neither the Acquiring Fund nor the Selling Fund may waive the conditions set forth in this paragraph 8.1.

         8.2 On the Closing Date, the Commission shall not have issued an unfavorable report under Section 25(b) of the 1940 Act, nor instituted any proceeding seeking to enjoin the consummation of the transactions contemplated by this Agreement under Section 25(c) of the 1940 Act and no action, suit or other proceeding shall be threatened or pending before any court or governmental agency in which it is sought to restrain or prohibit, or obtain damages or other relief in connection with, this Agreement or the transactions contemplated herein.

         8.3 All required consents of other parties and all other consents, orders, and permits of federal, state and local regulatory authorities (including those of the Commission and of state Blue Sky securities authorities, including any necessary "no-action" positions of and exemptive orders from such federal and state authorities) to permit consummation of the transactions contemplated hereby shall have been obtained, except where failure to obtain any such consent, order, or permit would not involve a risk of a material adverse effect on the assets or properties of the Acquiring Fund or the Selling Fund, provided that either party hereto may for itself waive any of such conditions.

         8.4 The Registration Statement shall have become effective under the 1933 Act, and no stop orders suspending the effectiveness thereof shall have been issued and, to the best knowledge of the parties hereto, no investigation or proceeding for that purpose shall have been instituted or be pending, threatened or contemplated under the 1933 Act.

         8.5 The Selling Fund shall have declared a dividend or dividends which, together with all previous such dividends, shall have the effect of distributing to the Selling Fund Shareholders all of the Selling Fund's net investment company taxable income for all taxable periods ending on or prior to the Closing Date (computed without regard to any deduction for dividends paid) and all of its net capital gains realized in all taxable periods ending on or prior to the Closing Date (after reduction for any capital loss carryforward).

         8.6 The parties shall have received a favorable opinion of Sullivan & Worcester LLP addressed to the Acquiring Fund and the Selling Fund substantially to the effect that for federal income tax purposes:

                  (a) The transfer of all of the Selling Fund assets in exchange for the Acquiring Fund Shares and the assumption by the Acquiring Fund of the identified liabilities of the Selling Fund followed by the distribution of the Acquiring Fund Shares to the Selling Fund in dissolution and liquidation of the Selling Fund will constitute a "reorganization" within the meaning of Section 368(a)(1)(C) of the Code and the Acquiring Fund and the Selling Fund will each be a "party to a reorganization" within the meaning of Section 368(b) of the Code.

                  (b) No gain or loss will be recognized by the Acquiring Fund upon the receipt of the assets of the Selling Fund solely in exchange for the Acquiring Fund Shares and the assumption by the Acquiring Fund of the identified liabilities of the Selling Fund.

                  (c) No gain or loss will be recognized by the Selling Fund upon the transfer of the Selling Fund assets to the Acquiring Fund in exchange for the Acquiring Fund Shares and the assumption by the Acquiring Fund of the identified liabilities of the Selling Fund or upon the distribution (whether actual or constructive) of the Acquiring Fund Shares to Selling Fund Shareholders in exchange for their shares of the Selling Fund.

                  (d) No gain or loss will be recognized by the Selling Fund Shareholders upon the exchange of their Selling Fund shares for the Acquiring Fund Shares in liquidation of the Selling Fund.

                  (e) The aggregate tax basis for the Acquiring Fund Shares received by each Selling Fund Shareholder pursuant to the Reorganization will be the same as the aggregate tax basis of the Selling Fund shares held by such shareholder immediately prior to the Reorganization, and the holding period of the Acquiring Fund

Shares to be received by each Selling Fund Shareholder will include the period during which the Selling Fund shares exchanged therefor were held by such shareholder (provided the Selling Fund shares were held as capital assets on the date of the Reorganization).

                  (f) The tax basis of the Selling Fund assets acquired by the Acquiring Fund will be the same as the tax basis of such assets to the Selling Fund immediately prior to the Reorganization, and the holding period of the assets of the Selling Fund in the hands of the Acquiring Fund will include the period during which those assets were held by the Selling Fund.

         Notwithstanding anything herein to the contrary, neither the Acquiring Fund nor the Selling Fund may waive the conditions set forth in this paragraph 8.6.

         8.7 The Acquiring Fund shall have received from KPMG Peat Marwick LLP a letter addressed to the Acquiring Fund, in form and substance satisfactory to the Acquiring Fund, to the effect that:

                  (a) they are independent certified public accountants with respect to the Selling Fund within the meaning of the 1933 Act and the applicable published rules and regulations thereunder;

                  (b) on the basis of limited procedures agreed upon by the Acquiring Fund and described in such letter (but not an examination in accordance with generally accepted auditing standards), the Capitalization Table appearing in the Registration Statement and Prospectus and Proxy Statement has been obtained from and is consistent with the accounting records of the Selling Fund; and

                  (c) on the basis of limited procedures agreed upon by the Acquiring Fund and described in such letter (but not an examination in accordance with generally accepted auditing standards), the pro forma financial statements that are included in the Registration Statement and Prospectus and Proxy Statement were prepared based on the valuation of the Selling Fund's assets in accordance with the Trust's Declaration of Trust and the Acquiring Fund's then current prospectuses and statement of additional information pursuant to procedures customarily utilized by the Acquiring Fund in valuing its own assets;

                  (d) on the basis of limited procedures agreed upon by the Acquiring Fund and described in such letter (but not an examination in accordance with generally accepted auditing standards), the data utilized in the calculations of the projected expense ratios appearing in the Registration Statement and Prospectus and Proxy Statement agree with underlying accounting records of the Selling Fund or with written estimates by Selling Fund's management and were found to be mathematically correct.

         In addition, unless waived by the Acquiring Fund, the Acquiring Fund shall have received from KPMG Peat Marwick LLP a letter addressed to the Acquiring Fund dated on the Closing Date, in form and substance satisfactory to the Acquiring Fund, to the effect that on the basis of limited procedures agreed upon by the Acquiring Fund (but not an examination in accordance with generally accepted auditing standards), the calculation of net asset value per share of the Selling Fund as of the Valuation Date was determined in accordance with generally accepted accounting principles and the portfolio valuation practices of the Acquiring Fund.

         8.8 The Selling Fund shall have received from KPMG Peat Marwick LLP a letter addressed to the Selling Fund, in form and substance satisfactory to the Selling Fund, to the effect that:

                  (a) they are independent certified public accountants with respect to the Acquiring Fund within the meaning of the 1933 Act and the applicable published rules and regulations thereunder;

                  (b) on the basis of limited procedures agreed upon by the Selling Fund and described in such letter (but not an examination in accordance with generally accepted auditing standards) consisting of a reading of any unaudited pro forma financial statements included in the Registration Statement and Prospectus and Proxy Statement, and inquiries of appropriate officials of the Trust responsible for financial and accounting matters, nothing came to their attention that caused them to believe that such unaudited pro forma financial statements do not comply as to form in all material respects with the applicable accounting requirements of the 1933 Act and the published rules and regulations thereunder;

                  (c) on the basis of limited procedures agreed upon by the Selling Fund and described in such letter (but not an examination in accordance with generally accepted auditing standards), the Capitalization Table appearing in the Registration Statement and Prospectus and Proxy Statement has been obtained from and is consistent with the accounting records of the Acquiring Fund; and

                  (d) on the basis of limited procedures agreed upon by the Selling Fund (but not an examination in accordance with generally accepted auditing standards), the data utilized in the calculations of the projected expense ratio appearing in the Registration Statement and Prospectus and Proxy Statement agree with written estimates by each Fund's management and were found to be mathematically correct.

                                                    ARTICLE IX

                                                     EXPENSES

         9.1 Except as otherwise provided for herein, all expenses of the transactions contemplated by this Agreement incurred by the Selling Fund and the Acquiring Fund will be borne by First Union National Bank ("FUNB"). Such expenses include, without limitation, (a) expenses incurred in connection with the entering into and the carrying out of the provisions of this Agreement; (b) expenses associated with the preparation and filing of the Registration Statement under the 1933 Act covering the Acquiring Fund Shares to be issued pursuant to the provisions of this Agreement; (c) registration or qualification fees and expenses of preparing and filing such forms as are necessary under applicable state securities laws to qualify the Acquiring Fund Shares to be issued in connection herewith in each state in which the Selling Fund Shareholders are resident as of the date of the mailing of the Prospectus and Proxy Statement to such shareholders; (d) postage; (e) printing; (f) accounting fees; (g) legal fees; and (h) solicitation costs of the transaction. Notwithstanding the foregoing, the Acquiring Fund shall pay its own federal and state registration fees.

                                                     ARTICLE X

                                     ENTIRE AGREEMENT; SURVIVAL OF WARRANTIES

         10.1 The Acquiring Fund and the Selling Fund agree that neither party has made any representation, warranty or covenant not set forth herein and that this Agreement constitutes the entire agreement between the parties.

         10.2 The representations, warranties, and covenants contained in this Agreement or in any document delivered pursuant hereto or in connection herewith shall not survive the consummation of the transactions contemplated hereunder.

                                                    ARTICLE XI

                                                    TERMINATION

         11.1 This Agreement may be terminated by the mutual agreement of the Acquiring Fund and the Selling Fund. In addition, either the Acquiring Fund or the Selling Fund may at its option terminate this Agreement at or prior to the Closing Date because:

                  (a) of a breach by the other of any representation, warranty, or agreement contained herein to be performed at or prior to the Closing Date, if not cured within 30 days; or

                  (b) a condition herein expressed to be precedent to the obligations of the terminating party has not been met and it reasonably appears that it will not or cannot be met.

         11.2 In the event of any such termination, in the absence of willful default, there shall be no liability for damages on the part of either the Acquiring Fund, the Selling Fund, the Trust, the respective Trustees or officers, to the other party or its Trustees or officers, but each shall bear the expenses incurred by it incidental to the preparation and carrying out of this Agreement as provided in paragraph 9.1.

                                                    ARTICLE XII

                                                    AMENDMENTS

         12.1 This Agreement may be amended, modified, or supplemented in such manner as may be mutually agreed upon in writing by the authorized officers of the Selling Fund and the Acquiring Fund; provided, however, that following the meeting of the Selling Fund Shareholders called by the Selling Fund pursuant to paragraph 5.2 of this Agreement, no such amendment may have the effect of changing the provisions for determining the number of the Acquiring Fund Shares to be issued to the Selling Fund Shareholders under this Agreement to the detriment of such shareholders without their further approval.

                                                   ARTICLE XIII

                             HEADINGS; COUNTERPARTS; GOVERNING LAW; ASSIGNMENT;
                                              LIMITATION OF LIABILITY

         13.1 The Article and paragraph headings contained in this Agreement are for reference purposes only and shall not affect in any way the meaning or interpretation of this Agreement.

         13.2 This Agreement may be executed in any number of counterparts, each of which shall be deemed an original.

         13.3 This Agreement shall be governed by and construed in accordance with the laws of the State of Delaware, without giving effect to the conflicts of laws provisions thereof.

         13.4 This Agreement shall bind and inure to the benefit of the parties hereto and their respective successors and assigns, but, except as provided in this paragraph, no assignment or transfer hereof or of any rights or obligations hereunder shall be made by any party without the written consent of the other party. Nothing herein expressed or implied is intended or shall be construed to confer upon or give any person, firm, or corporation, other than the parties hereto and their respective successors and assigns, any rights or remedies under or by reason of this Agreement.

         13.5 It is expressly agreed that the obligations of the Acquiring Fund and the Selling Fund hereunder shall not be binding upon any of the Trustees, shareholders, nominees, officers, agents, or employees of the Trust personally, but shall bind only the trust property of the Acquiring Fund and of the Selling Fund, as provided in the Declaration of Trust of the Trust. The execution and delivery of this Agreement have been authorized by the Trustees of the Trust on behalf of the Acquiring Fund and the Selling Fund and signed by authorized officers of the Trust, acting as such, and neither such authorization by such Trustees nor such execution and delivery by such officers shall be deemed to have been made by any of them individually or to impose any liability on any of them personally, but shall bind only the trust property of the Acquiring Fund and of the Selling Fund as provided in the Declaration of Trust of the Trust.

         IN WITNESS WHEREOF, the parties have duly executed this Agreement, all as of the date first written above.



                                    EVERGREEN INTERNATIONAL
                                    TRUST ON BEHALF OF EVERGREEN
                                    INTERNATIONAL GROWTH FUND

                                    By:

                                    Name:

                                    Title:



                                    EVERGREEN INTERNATIONAL TRUST
                                    ON BEHALF OF EVERGREEN
                                    INTERNATIONAL EQUITY FUND

                                    By:

                                    Name:

                                    Title:

                                                            EXHIBIT B

                       A DISCUSSION WITH YOUR FUND MANAGER

                      [PICTURE OF GILMAN GUNN APPEARS HERE]

Q. GILMAN, HOW WOULD YOU DESCRIBE THE PERFORMANCE OF THE FUND DURING THE PAST YEAR?

A. I think the Fund has performed quite well. For the 12 months that ended on October 31, 1997, Keystone International Fund had a total return of 15.69%, outperforming its benchmark, the Morgan Stanley Capital International EAFE Index, which had a return of 4.63%. The EAFE Index measures performance of stocks in Europe, Australia and the Far East.

Q. WHAT CONTRIBUTED TO THIS STRONG, RELATIVE PERFORMANCE?

A. There were several factors. First, during a period of strength by the U.S. dollar, we hedged part of our foreign currency exposure. This strategy has been successful in adding to the performance of the Fund. Second, we had a heavy emphasis on Europe throughout the year. At the end of the fiscal year, the Fund's weighting in Europe was approximately 60% of net assets. In general the European markets have increased by 15% to 40% during the 12 month period in local terms, although these local returns were mitigated by the fall of the currencies against the U.S. dollar. Third, we have kept our exposure in Japan and the Far East very moderate. Our emphasis on emerging markets, in general, has been very light, less than 10%, throughout the year. Earlier in the year, we did have larger weightings in Latin America, and this did help the performance of the Fund.

Q. WHY HAS EUROPE BEEN SUCH A RELATIVELY STRONG PERFORMER?

A. Europe has presented good investment opportunities for several reasons. First, the weaker European currencies have helped European exporters become more competitive against U.S. companies. Second, lower interest rates have been good for European companies. Third, many European companies have started restructuring and cost-cutting programs, and these restructurings have added to the bottom line, even in a period of flat economic growth. Fourth, there has been a major portfolio shift in Europe, as people have moved out of cash and bonds and into equities, and this shift has helped the European equity markets.

Q. JAPAN IS THE WORLD'S SECOND LARGEST MARKET, AND YET THE FUND'S WEIGHTING IN JAPAN HAS BEEN REDUCED FROM ABOUT 20% OF ASSETS TO LESS THAN 7%. WHY IS THAT?

A. Japan continues to be very disappointing. In general, we have wanted to keep our exposure light. We have invested in some major Japanese exporters, and the weak yen and strong dollar have helped these investments. One major holding that has been a very strong performer is Sony Corp. We also have invested in some Japanese pharmaceutical companies and property and casualty companies.

  There are some good things happening in Japan. Interest rates are very low, and the financial system is slowly improving. But the overall market has been hurt throughout the year by the lack of domestic growth, and more recently by the fallout from the Asian problems.

KEYSTONE INTERNATIONAL FUND INC.


We expect we will be keeping our exposure to the Japanese market fairly light.

   We are very lightly weighted, and have been lightly weighted, in Southeast Asia and Asia. We think Asia will continue to be a volatile area. There are longer-term structural problems that need to be addressed.

Q. WHAT INDUSTRIES HAVE YOU BEEN EMPHASIZING?

A. We have tended to be conservative. Several of the industries we have emphasized have been fairly defensive in nature. These include pharmaceuticals, healthcare, food and beverages, and energy. We have been underweighted in technology and Japanese banks.

Q. WHAT ARE SOME OF THE COMPANIES THAT HAVE CONTRIBUTED TO THE PERFORMANCE?

A. Some of our best investments have been global companies with strong franchises. Many of them also have been restructuring to increase their efficiency and competitiveness.

   Philips Electronics NV, a Dutch company that is the Fund's third largest holding, is a good example of a company that is benefitting from restructuring, cutting costs and getting out of its non-core businesses. This is also a company that has a very large market share in its primary businesses. It is dominant in Europe.

   Other companies that have helped the fund include the largest holding, Nestle SA, which is prominent globally; British Petroleum Co. Plc, which has been restructuring; Societe Nationale Elf Aquitaine of France, another large oil company that is benefitting from restructuring; and Novartis AG, our largest pharmaceutical company.

   One very strong performer has been Holderbank Financiere Glarus AG, a Swiss company. This corporation owns cement companies all over the world, particularly in emerging markets, and is very well run. The cement industry is becoming more consolidated, with fewer players, and a few are becoming dominant; therefore, pricing is becoming easier for them.

   All these companies have been top ten holdings, so their performance has helped the Fund.

Q. GILMAN, THE UNITED STATES STOCK MARKET HAS OUTPERFORMED FOREIGN MARKETS FOR THE PAST SEVERAL YEARS. WHY DOES IT STILL MAKE SENSE TO INVEST INTERNATIONALLY, ESPECIALLY IN LIGHT OF THE VOLATILITY OF FOREIGN MARKETS?

A. Volatility is not limited to outside the United States. There are many people who think the U.S. market is highly valued after significantly outperforming the rest of the world markets over the past several years. U.S. corporations have significantly benefitted during the past few years from cost-cuttings and restructurings. This trend just started over the last two years in Europe and is only just beginning in Japan. As a result, looking ahead, there will be more investment opportunities from restructuring outside the United States than inside. In addition, the strength of the U.S. dollar will make it more difficult for U.S. exporters to compete in the international markets, while foreign exporters should have an easier time. Finally, outside the United states there are many opportunities that did not exist within the United States. One example is privatization.

   It is true that markets outside the United States can be more volatile. We have tried to be cognizant of the risks as we've invested, and this awareness has helped the fund achieve competitive performance with below-average risk.

Q. GILMAN, WHAT IS YOUR OUTLOOK?

A. We see opportunities, particularly in Europe where economies are growing, interest rates are low, and corporations are restructuring to increase their efficiency and competitiveness. We have about half the Fund's assets in Europe, and we expect this emphasis to continue. We are less optimistic about the near-term opportunities in Japan and Asia, and we expect to keep our weightings modest in those regions, concentrating on selective opportunities, such as Japanese exporters that have been helped by the strength of the U.S. dollar. We also expect to keep a fairly modest weighting in the emerging markets, less than 10%, although we will be available to take advantage of selective opportunities.

  We have been very mindful of the recent volatility in the emerging markets, and we expect to have light weightings there. Our relatively large cash weighting, at about 22% at the end of the fiscal year, as well as active currency management should help reduce the risk of the Fund. We believe there are some very attractive opportunities in international investing, and it makes more sense than ever to have part of one's portfolio diversified internationally.



TOP 10 HOLDINGS
as of October 31, 1997                          as a percentage of net assets
Nestle SA (Switzerland)                                                 2.7%
- -----------------------------------------------------------------------------
Novartis AG (Switzerland)                                               2.6%
- -----------------------------------------------------------------------------
Philips Electronics NV (Netherlands)                                    2.4%
- -----------------------------------------------------------------------------
British Petroleum Co. Plc (U.K.)                                        2.3%
- -----------------------------------------------------------------------------
Karstadt AG (Germany)                                                   2.1%
- -----------------------------------------------------------------------------
Societe Nationale Elf Aquitaine (France)                                2.1%
- -----------------------------------------------------------------------------
Holderbank Financiere Glarus AG (Switzerland)                           2.0%
- -----------------------------------------------------------------------------
B.A.T. Industries Plc (U.K.)                                            1.9%
- -----------------------------------------------------------------------------
Sony Corp. (Japan)                                                      1.8%
- -----------------------------------------------------------------------------
Telecom Italia SpA (Italy)                                              1.7%
- -----------------------------------------------------------------------------

                        KEYSTONE INTERNATIONAL FUND INC.

                             GROWTH OF AN INVESTMENT



        [CHART APPEARS HERE]                    [CHART APPEARS HERE]




HISTORICAL PERFORMANCE                          as of October 31, 1997
- ----------------------------------------------------------------------
Cumulative Total Return
1 year w/o sales charge                                 15.69%
1 year w/sales charge*                                  12.69%
5 years                                                 72.94%
10 years                                                87.31%

Average Annual Total Return
1 year w/o sales charge                                  15.69%
1 year w/sales charge*                                  12.69%
5 years                                                 11.58%
10 years                                                 6.48%


* Adjusted for maximum contingent deferred sales charge of 3.0% for those investors who sold fund shares after one calendar year.

International investing involves increased risk and volatility.

                       STATEMENT OF ADDITIONAL INFORMATION

                          Acquisition of the Assets of

                       EVERGREEN INTERNATIONAL EQUITY FUND
                                   a Series of

                          EVERGREEN INTERNATIONAL TRUST
                               200 Berkeley Street
                           Boston, Massachusetts 02116
                                 (800) 343-2898

                        By and In Exchange For Shares of

                       EVERGREEN INTERNATIONAL GROWTH FUND

                                   a Series of

                          EVERGREEN INTERNATIONAL TRUST
                               200 Berkeley Street
                           Boston, Massachusetts 02116
                                 (800) 343-2898

         This Statement of Additional Information, relating specifically to the proposed transfer of the assets and liabilities of Evergreen International Equity Fund ("International Equity"), a series of Evergreen International Trust, to Evergreen International Growth Fund ("International Growth"), a series of Evergreen International Trust, in exchange for Class A shares (to be issued to holders of Class A shares of International Equity), Class B shares (to be issued to holders of Class B shares of International Equity), Class C shares (to be issued to holders of Class C shares of International Equity) and Class Y shares (to be issued to holders of Class Y shares of International Equity) of beneficial interest, $.001 par value per share, of International Growth, consists of this cover page and the following described documents, each of which is attached hereto and incorporated by reference herein:

         (1)      The Statement of Additional Information of
                  International Growth and International Equity dated March 1, 1998;

         (2) Annual Report of International Equity for the year ended October 31, 1997;

         (3) Semi-Annual Report of International Equity for the six month period ended April 30, 1998;

         (4) Annual Report of International Growth (formerly known as Keystone International Fund Inc.) for the year ended October 31, 1997;

         (5) Semi-Annual Report of International Growth for the six month period ended April 30, 1998; and

         (6) Pro-Forma Combining Financial Statements for April 30, 1998 and the twelve months then ended (unaudited).

         This Statement of Additional Information, which is not a prospectus, supplements, and should be read in conjunction with, the Prospectus/Proxy Statement of International Growth and International Equity dated September 3, 1998. A copy of the Prospectus/Proxy Statement may be obtained without charge by calling or writing to International Growth or International Equity at the telephone numbers or addresses set forth above.

         The date of this Statement of Additional Information is September 3, 1998.

EVERGREEN INTERNATIONAL TRUST

                               200 BERKELEY STREET
                           BOSTON, MASSACHUSETTS 02116
                                 (800) 633-2700

                      INTERNATIONAL AND GLOBAL GROWTH FUNDS

                       STATEMENT OF ADDITIONAL INFORMATION

                                  MARCH 1, 1998

           EVERGREEN EMERGING MARKETS GROWTH FUND ("EMERGING MARKETS")
          EVERGREEN INTERNATIONAL EQUITY FUND ("INTERNATIONAL EQUITY")
                EVERGREEN GLOBAL LEADERS FUND ("GLOBAL LEADERS")
          EVERGREEN GLOBAL OPPORTUNITIES FUND ("GLOBAL OPPORTUNITIES")
          EVERGREEN INTERNATIONAL GROWTH FUND ("INTERNATIONAL GROWTH")
               EVERGREEN PRECIOUS METALS FUND ("PRECIOUS METALS")
                 EVERGREEN LATIN AMERICA FUND ("LATIN AMERICA")
             EVERGREEN NATURAL RESOURCES FUND ("NATURAL RESOURCES")

                     (EACH A "FUND"; TOGETHER, THE "FUNDS")

                 EACH FUND IS A SERIES OF AN OPEN-END MANAGEMENT
                      INVESTMENT COMPANY KNOWN AS EVERGREEN
                       INTERNATIONAL TRUST (THE "TRUST").



         This Statement of Additional Information ("SAI") pertains to all classes of shares of the Funds listed above. It is not a prospectus and should be read in conjunction with the Funds' prospectuses dated March 1, 1998, as supplemented from time to time. The Funds are offered through two separate prospectuses: one offering Class A, Class B and Class C shares of each Fund and one offering Class Y shares of each Fund except Natural Resources and Precious Metals. You may obtain any of these prospectuses from Evergreen Distributor, Inc.






                                                       23569

                                TABLE OF CONTENTS



FUND INVESTMENTS............................................................3
           General Information..............................................3
         Fundamental Policies...............................................9
         Investment Guidelines.............................................10
MANAGEMENT OF THE TRUST....................................................11
PRINCIPAL HOLDERS OF FUND SHARES...........................................14
INVESTMENT ADVISORY AND OTHER SERVICES.....................................19
         Investment Adviser................................................19
         Investment Advisory Agreements....................................21
         Distributor.......................................................22
         Distribution Plans and Agreements.................................22
         Additional Service Providers......................................23
BROKERAGE..................................................................24
         Brokerage Commissions............................................ 24
         Selection of Brokers..............................................24
         Simultaneous Transactions........................................ 25
TRUST ORGANIZATION........................................................ 25
         Form of Organization..............................................25
         Description of Shares.............................................25
         Voting Rights.....................................................25
         Limitation of Trustees' Liability.................................26
PURCHASE, REDEMPTION AND PRICING OF SHARES.................................26
         How the Funds Offer Shares to the Public..........................26
         Contingent Deferred Sales Charge..................................27
         Sales Charge Waivers or Reductions................................27
         Exchanges.........................................................29

         Calculation of Net Asset Value Per Share..........................29
         Valuation of Portfolio Securities.................................30
         Shareholder Services..............................................30
PRINCIPAL UNDERWRITER......................................................30
ADDITIONAL TAX INFORMATION.................................................31
         Requirements for Qualification as a
               Registered Investment Company...............................31
         Taxes on Distributions............................................31
         Taxes on the Sale or Exchange of Fund Shares......................32
         Other Tax Considerations..........................................33
FINANCIAL INFORMATION......................................................33
         Expenses..........................................................33
         Brokerage Commissions Paid........................................35
         Computation of Class A Offering Price.............................36
         Performance.......................................................37
ADDITIONAL INFORMATION.....................................................39
APPENDIX A................................................................A-1


                                                       23569
                                                         2

                                FUND INVESTMENTS

GENERAL INFORMATION

         The investment objective of each Fund and a description of the securities in which each Fund may invest are set forth in each Fund's prospectus. The following expands upon the discussion in the prospectuses regarding certain investments of the Fund.

U.S. Government Securities

         Each Fund may invest in securities issued or guaranteed by U.S. Government agencies or instrumentalities.

         These securities are backed by (1) the discretionary authority of the U.S. Government to purchase certain obligations of agencies or instrumentalities or (2) the credit of the agency or instrumentality issuing the obligations.

         Some  government  agencies  and   instrumentalities   may  not  receive
financial support from the U.S. Government. Examples of such agencies are:

             (i) Farm Credit System, including the National Bank for Cooperatives, Farm Credit Banks and Banks for Cooperatives;

            (ii)   Farmers Home Administration;

           (iii)   Federal Home Loan Banks;

            (iv)   Federal Home Loan Mortgage Corporation;

             (v)   Federal National Mortgage Association; and

            (vi)   Student Loan Marketing Association.


Securities Issued by the Government National Mortgage Association ("GNMA")

        The Funds may invest in securities issued by the GNMA, a corporation wholly-owned by the U.S. Government. GNMA securities or "certificates" represent ownership in a pool of underlying mortgages. The timely payment of principal and interest due on these securities is guaranteed.

        Unlike conventional bonds, the principal on GNMA certificates is not paid at maturity but over the life of the security in scheduled monthly payments. While mortgages pooled in a GNMA certificate may have maturities of up to 30 years, the certificate itself will have a shorter average maturity and less principal volatility than a comparable 30-year bond.

        The market value and interest yield of GNMA certificates can vary due not only to market fluctuations, but also to early prepayments of mortgages within the pool. Since prepayment rates vary widely, it is impossible to accurately predict the average maturity of a GNMA pool. In addition to the guaranteed principal payments, GNMA certificates may also make unscheduled principal payments resulting from prepayments on the underlying mortgages.


                                                       23569
                                                         3

        Although GNMA certificates may offer yields higher than those available from other types of U.S. Government securities, they may be less effective as a means of locking in attractive long- term rates because of the prepayment feature. For instance, when interest rates decline, prepayments are likely to increase as the holders of the underlying mortgages seek refinancing. As a result, the value of a GNMA certificate is not likely to rise as much as the value of a comparable debt security would in response to same decline. In addition, these prepayments can cause the price of a GNMA certificate originally purchased at a premium to decline in price compared to its par value, which may result in a loss.

When-Issued, Delayed-Delivery and Forward Commitment Transactions

         The Funds may purchase securities on a when-issued or delayed delivery basis and may purchase or sell securities on a forward commitment basis. Settlement of such transactions normally occurs within a month or more after the purchase or sale commitment is made.

         The Funds may purchase securities under such conditions only with the intention of actually acquiring them, but may enter into a separate agreement to sell the securities before the settlement date. Since the value of securities purchased may fluctuate prior to settlement, a Fund may be required to pay more at settlement than the security is worth. In addition, the purchaser is not entitled to any of the interest earned prior to settlement.

          Upon making a commitment to purchase a security on a when-issued, delayed delivery or forward commitment basis, a Fund will hold liquid assets worth at least the equivalent of the amount due. The liquid assets will be monitored on a daily basis and adjusted as necessary to maintain the necessary value.

         Purchases made under such conditions are a form of leveraging and may involve the risk that yields secured at the time of commitment may be lower than otherwise available by the time settlement takes place, causing an unrealized loss to the fund. In addition, when a Fund engages in such purchases, it relies on the other party to consummate the sale. If the other party fails to perform its obligations, the Fund may miss the opportunity to obtain a security at a favorable price or yield.

Loans of Securities

         To generate income, each Fund may lend portfolio securities to broker-dealers and other financial institutions. A Fund will require borrowers to provide collateral in cash or government securities at least equal to the value of the securities loaned. A Fund may invest such collateral in additional portfolio securities, such as U.S. Treasury notes, certificates of deposit, other high-grade, short-term obligations or interest-bearing cash equivalents. While securities are on loan, the borrower will pay a Fund any income accruing on the security.

         Each Fund may make loans only to borrowers which meet credit standards set by the Board of Trustees. Income to be earned from the loan must justify the attendant risks. If a borrower fails financially, a Fund may have difficulty recovering the securities lent or may lose its right to the collateral.

         Each Fund has the right to call a loan and obtain the securities lent upon giving notice of not more than five business days.


Repurchase Agreements

         The Funds may enter into repurchase agreements with entities that are registered as U.S. Government securities dealers, including member banks of the Federal Reserve System having at least $1 billion in assets, primary dealers in U.S. Government securities or other financial institutions believed by the Adviser (as defined later) to be creditworthy. In a repurchase agreement, a Fund obtains a security and

                                                       23569
simultaneously commits to return the security to the seller at a set price (including principal and interest) within period of time usually not exceeding seven days. The resale price reflects the purchase price plus an agreed upon market rate of interest which is unrelated to the coupon rate or maturity of the underlying security. A repurchase agreement involves the obligation of the seller to pay the agreed upon price, which obligation is in effect secured by the value of the underlying security.

         A Fund or its custodian will take possession of the securities subject to repurchase agreements, and these securities will be marked to market daily. To the extent that the original seller does not repurchase the securities from a Fund, a Fund could receive less than the repurchase price on any sale of such securities. In the event that such a defaulting seller filed for bankruptcy or became insolvent, disposition of such securities by the Fund might be delayed pending court action. Each Fund's Adviser believes that under the regular procedures normally in effect for custody of the Fund's portfolio securities subject to repurchase agreements, a court of competent jurisdiction would rule in favor of the Fund and allow retention or disposition of such securities. The Funds will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker-dealers, which are deemed by the investment adviser to be creditworthy pursuant to guidelines established by the Board of Trustees.

Reverse Repurchase Agreements

         Each Fund may enter into reverse repurchase agreements. These transactions are similar to borrowing cash. In a reverse repurchase agreement, a Fund transfers possession of a portfolio instrument to another person, such as a financial institution, broker, or dealer, in return for a percentage of the instrument's market value in cash, and agrees that on a stipulated date in the future the Fund will repurchase the portfolio instrument by remitting the original consideration plus interest at an agreed upon rate.

         The use of reverse repurchase agreements may enable a Fund to avoid selling portfolio instruments at a time when a sale may be deemed to be disadvantageous, but the ability to enter into reverse repurchase agreements does not ensure that the Fund will be able to avoid selling portfolio instruments at a disadvantageous time.

         When effecting reverse repurchase agreements, liquid assets of a Fund, in a dollar amount sufficient to make payment for the obligations to be purchased, are segregated at the trade date. These securities are marked to market daily and maintained until the transaction is settled.

Options

         The Funds may buy or sell (i.e., write) put and call options on securities they hold or intends to acquire. The Funds may also buy and sell options on financial futures contracts. The Funds will use options as a hedge against decreases or increases in the value of securities it holds or intends to acquire. The Funds may purchase put and call options for the purpose of offsetting previously written put and call options of the same series.

         The Funds may write only covered options. With regard to a call option, this means that a Fund will own, for the life of the option, the securities subject to the call option. Each Fund will cover put options by holding, in a segregated account, liquid assets having a value equal to or greater than the price of securities subject to the put option. If a Fund is unable to effect a closing purchase transaction with respect to the covered options it has sold, it will not be able to sell the underlying securities or dispose of assets held in a segregated account until the options expire or are exercised.

Futures Transactions

         Each Fund may enter into currency and other financial futures contracts and write options on such

                                                       23569
                                                         5
contracts. Each Fund intends to enter into such contracts and related options for hedging purposes. Each Fund will enter into futures contracts on securities, currencies or indices in order to hedge against changes in interest or exchange rates or securities prices. A futures contract on securities or currencies is an agreement to buy or sell securities or currencies at a specified price during a designated month. A futures contract on a securities index does not involve the actual delivery of securities, but merely requires the payment of a cash settlement based on changes in the securities index. A Fund does not make payment or deliver securities upon entering into a futures contract. Instead, it puts down a margin deposit, which is adjusted to reflect changes in the value of the contract and which continues until the contract is terminated.

         Each Fund may sell or purchase futures contracts. When a futures contract is sold by a Fund, the value of the contract will tend to rise when the value of the underlying securities declines and to fall when the value of such securities or currencies increases. Thus, each Fund sells futures contracts in order to offset a possible decline in the value of its securities or currencies. If a futures contract is purchased by a Fund, the value of the contract will tend to rise when the value of the underlying securities or currencies increases and to fall when the value of such securities or currencies declines. Each Fund intends to purchase futures contracts in order to establish what is believed by the Adviser to be a favorable price and rate of return for securities, or favorable exchange rate for currencies, the Fund intends to purchase.

         Each Fund also intends to purchase put and call options on futures contracts for hedging purposes. A put option purchased by a Fund would give it the right to assume a position as the seller of a futures contract. A call option purchased by a Fund would give it the right to assume a position as the purchaser of a futures contract. The purchase of an option on a futures contract requires a Fund to pay a premium. In exchange for the premium, a Fund becomes entitled to exercise the benefits, if any, provided by the futures contract, but is not required to take any action under the contract. If the option cannot be exercised profitably before it expires, a Fund's loss will be limited to the amount of the premium and any transaction costs.

         Each Fund may enter into closing purchase and sale transactions in order to terminate a futures contract and may sell put and call options for the purpose of closing out its options positions. A Fund's ability to enter into closing transactions depends on the development and maintenance of a liquid secondary market. There is no assurance that a liquid secondary market will exist for any particular contract or at any particular time. As a result, there can be no assurance that a Fund will be able to enter into an offsetting transaction with respect to a particular contract at a particular time. If a Fund is not able to enter into an offsetting transaction, the Fund will continue to be required to maintain the margin deposits on the contract and to complete the contract according to its terms, in which case it would continue to bear market risk on the transaction.

         Although futures and options transactions are intended to enable a Fund to manage market, interest rate or exchange rate risk, unanticipated changes in market prices, interest rates or exchange rates could result in poorer performance than if it had not entered into these transactions. Even if the Adviser correctly predicts interest or exchange rate movements, a hedge could be unsuccessful if changes in the value of a Fund's futures position did not correspond to changes in the value of its investments. This lack of correlation between a Fund's futures and securities or currencies positions may be caused by differences between the futures and securities or currencies markets or by differences between the securities or currencies underlying a Fund's futures position and the securities or currencies held by or to be purchased for a Fund. Each Fund's Adviser will attempt to minimize these risks through careful selection and monitoring of the Fund's futures and options positions.

         The Funds do not intend to use futures transactions for speculation or leverage. Each Fund has the ability to write options on futures, but currently intends to write such options only to close out options purchased by a Fund. Each Fund will not change these policies without supplementing the information in the prospectus and SAI.


                                                       23569
                                                         6

         The Funds will not maintain open positions in futures contracts it has sold or call options it has written on futures contracts if, in the aggregate, the value of the open positions (marked to market) exceeds the current market value of its securities portfolio plus or minus the unrealized gain or loss on those open positions, adjusted for the correlation of volatility between the hedged securities and the futures contracts. If this limitation is exceeded at any time, each Fund will take prompt action to close out a sufficient number of open contracts to bring its open futures and options positions within this limitation.

"Margin" in Futures Transactions

         Unlike the purchase or sale of a security, the Funds do not pay or receive money upon the purchase or sale of a futures contract. Rather, each Fund is required to deposit an amount of "initial margin" in cash or U.S. Treasury bills with its custodian (or the broker, if legally permitted). The nature of initial margin in futures transactions is different from that of margin in securities transactions in that futures contract initial margin does not involve the borrowing of funds by a Fund to finance the transactions. Initial margin is in the nature of a performance bond or good faith deposit on the contract which is returned to a Fund upon termination of the futures contract, assuming all contractual obligations have been satisfied.

          A futures contract held by a Fund is valued daily at the official settlement price of the exchange on which it is traded. Each day, a Fund pays or receives cash, called "variation margin", equal to the daily change in value of the futures contract. This process is known as "marking to market". Variation margin does not represent a borrowing or loan by a Fund but is instead settlement between the Fund and the broker of the amount one would owe the other if the futures contract expired. In computing its daily net asset value, a Fund will mark-to-market its open futures positions. The Funds are also required to deposit and maintain margin when it writes call options on futures contracts.

Foreign Securities

     Each Fund may invest in foreign securities or U.S. securities traded in foreign markets. Permissible investments may consist of obligations of foreign branches of U.S. banks and of foreign banks, including European certificates of deposit, European time deposits, Canadian time deposits and Yankee certificates of deposit, and investments in Canadian commercial paper, foreign securities and Europaper. These instruments may subject a Fund to investment risks that differ in some respects from those related to investments in obligations of U.S. issuers. Such risks include future adverse political and economic developments; the possible imposition of withholding taxes on interest or other income; the possible seizure, nationalization, or expropriation of foreign deposits; the possible establishment of exchange controls or taxation at the source; greater fluctuations in value due to changes in exchange rates, or the adoption of other foreign governmental restrictions which might adversely affect the payment of principal and interest on such obligations. Such investments may also entail higher custodial fees and sales commissions than domestic investments. Foreign issuers of securities or obligations are often subject to accounting treatment and engage in business practices different from those respecting domestic issuers of similar securities or obligations. Foreign branches of U.S. banks and foreign banks may be subject to less stringent reserve requirements than those applicable to domestic branches of U.S. banks.

Foreign Currency Transactions

     As one way of managing exchange rate risk, each Fund may enter into forward currency exchange contracts (agreements to purchase or sell currencies at a specified price and date). The exchange rate for the transaction (the amount of currency a Fund will deliver and receive when the contract is completed) is fixed when a Fund enters into the contract. A Fund usually will enter into these contracts to stabilize the U.S. dollar value of a security it has agreed to buy or sell. Each Fund intends to use these contracts to hedge the U.S. dollar value of a security it already owns, particularly if a Fund expects a decrease in the

                                                       23569
                                                         7
value of the currency in which the foreign security is denominated. Although each Fund will attempt to benefit from using forward contracts, the success of its hedging strategy will depend on the Adviser's ability to predict accurately the future exchange rates between foreign currencies and the U.S. dollar. The value of a Fund's investments denominated in foreign currencies will depend on the relative strengths of those currencies and the U.S. dollar, and a Fund may be affected favorably or unfavorably by changes in the exchange rates or exchange control regulations between foreign currencies and the U.S. dollar.

Changes in foreign currency exchange rates also may affect the value of dividends and interest earned, gains and losses realized on the sale of securities and net investment income and gains, if any, to be distributed to shareholders by each Fund. Each Fund may also purchase and sell options related to foreign currencies in connection with hedging strategies.

High Yield Bonds (Natural Resources, International Growth and Latin America)

         Each Fund may invest in high yield, high risk bonds. While investment in high yield bonds provides opportunities to maximize return over time, investors should be aware of the following risks associated with high yield bonds:

         (1) High yield bonds are rated below investment grade, i.e., BB or lower by Standard & Poor's Ratings Group ("S&P") or Ba or lower by Moody's Investors Service ("Moody's"). Securities so rated are considered predominantly speculative with respect to the ability of the issuer to meet principal and interest payments.

         (2) The lower ratings of these securities reflect a greater possibility that adverse changes in the financial condition of the issuer or in general economic conditions, or both, or an unanticipated rise in interest rates may impair the ability of the issuer to make payments of interest and principal, especially if the issuer is highly leveraged. Such issuer's ability to meet its debt obligations may also be adversely affected by specific corporate developments or the issuer's inability tomeet specific projected business forecasts or the unavailability of additional financing. Also, an economic downturn or an increase in interest rates may increase the potential for default by the issuers of these securities.

         (3) Their value may be more susceptible to real or perceived adverse economic, company or industry conditions and publicity than is the case for higher quality securities.

         (4) Their value, like those of other fixed income securities, fluctuates in response to changes in interest rates, generally rising when interest rates decline and falling when interest rates rise. For example, if interest rates increase after a fixed income security is purchased, the security, if sold prior to maturity, may return less than its cost. The prices of below-investment grade bonds, however, are generally less sensitive to interest rate changes than the prices of higher-rated bonds, but are more sensitive to adverse or positive economic changes o individual corporate developments.

         (5) The secondary market for such securities may be less liquid at certain times than the secondary market for higher quality debt securities, which may adversely effect (1) the market price of the security, (2) the Fund's ability to dispose o particular issues and (3) the Fund's ability to obtain accurate market quotations for purposes of valuing its assets.

         (6) Zero coupon bonds and PIKs involve additional special considerations. For example, zero coupon bonds pay no interest to holders prior to maturity of interest. PIKs are debt obligations that provide that the issuer may, at its option, pay interest on such bonds in cash or in the form of additional debt obligations. Such investments may experience greater fluctuation in value due to changes in interest rates than debt obligations that pay interest currently. Even though these investments do not pay current interest in cash, the Fund is, nonetheless, required by tax laws to accrue interest income on such investments and to distribute such amounts at least annually to shareholders. Thus, the Fund could be required at times to liquidate investments in order to fulfill its intention to distribute substantially all of its net

                                                       23569
                                                         8
income as dividends. The Fund will not be able to purchase additional income producing securities with cash used to make such distributions, and its current income ultimately may be reduced as a result.

         Each Fund may invest in securities rated as low as D by S&P or C- by Moody's. Such securities may have defaulted on payments of principal and/or interest at the time of investment. (Rating categories are described in the Appendix.) A Fund will invest in debt so rated only when the investment adviser believes the issuer's financial condition will improve through reorganization or other measures. Each Fund may also invest in high yield, high risk securities which are unrated or rated under a different system if a Fund's investment adviser believes they are comparable to high yield securities in which each Fund may otherwise invest.

         The investment adviser considers the ratings of S&P and Moody's assigned to various securities, but does not rely solely on these ratings because (1) S&P and Moody's assigned ratings are based largely on historical financial data and may not accurately reflect the current financial outlook of companies; and (2) there can be large differences among the current financial conditions of issuers within the same category.


FUNDAMENTAL POLICIES

         The Funds have adopted the fundamental investment restrictions set forth below which may not be changed without the vote of a majority of each Fund's outstanding shares, as defined in the Investment Company Act of 1940, as amended (the "1940 Act"). Unless otherwise stated, all references to the assets of a Fund are in terms of current market value.

Diversification

         Each Fund may not make any investment that is inconsistent with its classification as a diversified investment company under the 1940 Act.

Concentration

         Each Fund may not concentrate its investments in the securities of issuers primarily engaged in a particular industry (other than securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities), except that (1) Precious Metals will concentrate its investments in industries related to mining, processing or dealing in gold or other precious metals and minerals and (2) Latin America will concentrate in the banking, construction, energy, food and beverage, retail, telecommunications and utility industries.

Issuing Senior Securities

         Except as permitted under in the 1940 Act, each Fund may not issue senior securities.

Borrowing

         Each Fund may not borrow money, except to the extent permitted by applicable law.

Underwriting

         Each Fund may not underwrite securities of other issuers, except insofar as each Fund may be deemed an underwriter in connection with the disposition of its portfolio securities.


                                                       23569
                                                         9

Real Estate

         Each Fund may not purchase or sell real estate, except that, to the extent permitted by applicable law, each Fund may invest in (a) securities that are directly or indirectly secured by real estate, or (b) securities issued by issuers that invest in real estate.

Commodities

         Each Fund may not purchase or sell commodities or contracts on commodities except to the extent that each Fund may engage in financial futures contacts and related options and currency contracts and related options and may otherwise do so in accordance with applicable law, and without registering as a commodity pool operator under the Commodity Exchange Act.

Loans to Other Persons

         Each Fund may not make loans to other persons, except that the Fund may lend its portfolio securities in accordance with applicable law. The acquisition of investment securities or other investment instruments shall not be deemed to be the making of a loan.

INVESTMENT GUIDELINES

         Unlike the Fundamental Policies above, the following guidelines may be changed by the Trust's Board of Trustees without shareholder approval. Unless otherwise stated, all references to the assets of a Fund are in terms of current market value.

Diversification

         To remain classified as a diversified investment company under the 1940 Act, each Fund must conform with the following: With respect to the 75% of its total assets, a diversified investment company may not invest more than 5% of its total assets, determined at market or other fair value at the time of purchase, in the securities of any one issuer, or invest in more than 10% of the outstanding voting securities of any one issuer, determined at the time of purchase. These limitations do not apply to investments in securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities.

Borrowings

         Each Fund may borrow money from banks or enter into reverse repurchase agreements in an amount up to one third of its total assets. Each Fund may also borrow an additional 5% of its total assets from banks or others. Each Fund may borrow only as a temporary measure for extraordinary or emergency purposes. Each Fund will not purchase securities while borrowings are outstanding except to exercise prior commitments and to exercise subscription rights. Each Fund may obtain such short-term credit as may be necessary for the clearance of purchases and sales of portfolio securities. Each Fund may purchase securities on margin to the extent permitted by applicable law.

Illiquid and Restricted Securities

         Each Fund may not invest more than 15% of its net assets in securities that are illiquid. A security is illiquid when a Fund cannot dispose of it in the ordinary course of business within seven days at approximately the value at which each Fund has the investment on its books.

                                                       23569
                                                        10

         Each Fund may invest in "restricted" securities, i.e., securities subject to restrictions on resale under federal securities laws. Rule 144A under the Securities Act of 1933 ("Rule 144A") allows certain restricted securities to trade freely among qualified institutional investors. Since Rule 144A securities may have limited markets, the Board of Trustees will determine whether such securities should be considered illiquid for the purpose of determining a Fund's compliance with the limit on illiquid securities indicated above. In determine the liquidity of Rule 144A securities, the Trustees will consider: (1) the frequency of trades and quotes for the security; (2) the number of dealers willing to purchase or sell the security and the number of other potential buyers; (3) dealer undertakings to make a market in the security; and (4) the nature of the security and the nature of the marketplace trades.

Investment in Other Investment Companies

         Each Fund may purchase the shares of other investment companies to the extent permitted under the 1940 Act. Currently, each Fund may not (1) own more than 3% of the outstanding voting stock of another investment company, (2) invest more than 5% of its assets in any single investment company, and (3) invest more than 10% of its assets in investment companies. However, each Fund may invest all of its investable assets in securities of a single open-end management investment company with substantially the same fundamental investment objectives, policies and limitations as each Fund.

Short Sales

         Each Fund may not make short sales of securities or maintain a short position unless, at all times when a short position is open, it owns an equal amount of such securities or of securities which, without payment of any further consideration, are convertible into or exchangeable for securities of the same issue as, and equal in amount to, the securities sold short. Each Fund may effect a short sale in connection with an underwriting in which a Fund is a participant.

                             MANAGEMENT OF THE TRUST

         Set forth below are the Trustees and officers of the Trust and their principal occupations and some of their affiliations over the last five years. Unless otherwise indicated, the address for each Trustee and officer is 200 Berkeley Street, Boston, Massachusetts 02116. Each Trustee is also a Trustee of each of the other Trusts in the Evergreen fund complex, other than Evergreen Variable Trust of which Messrs. Howell, Salton and Scofield are the only Trustees.

NAME                                 POSITION WITH TRUST             PRINCIPAL OCCUPATIONS FOR LAST FIVE YEARS
--------------------------------     --------------------------     ------------------------------------------
Laurence B. Ashkin                   Trustee                         Real estate developer and construction consultant;
(DOB: 2/2/28)                                                        and President of Centrum Equities and Centrum
                                                                     Properties, Inc.

Charles A. Austin III                Trustee                         Investment Counselor to Appleton Partners, Inc.; and
(DOB: 10/23/34)                                                      former Managing Director, Seaward Management
                                                                     Corporation (investment advice).


                                                       23569
                                                        11




NAME                                 POSITION WITH TRUST             PRINCIPAL OCCUPATIONS FOR LAST FIVE YEARS
- -------------------------------      --------------------------      -------------------------------------------------------------
K. Dun Gifford                       Trustee                         Trustee, Treasurer and Chairman of the Finance
(DOB: 10/12/38)                                                      Committee, Cambridge College; Chairman Emeritus and
                                                                     Director,
                                                                     American
                                                                     Institute
                                                                     of Food and
                                                                     Wine;
                                                                     Chairman
                                                                     and
                                                                     President,
                                                                     Oldways
                                                                     Preservation
                                                                     and
                                                                     Exchange
                                                                     Trust
                                                                     (education);
                                                                     former
                                                                     Chairman of
                                                                     the  Board,
                                                                     Director,
                                                                     and
                                                                     Executive
                                                                     Vice
                                                                     President,
                                                                     The  London
                                                                     Harness
                                                                     Company;
                                                                     former
                                                                     Managing
                                                                     Partner,
                                                                     Roscommon
                                                                     Capital
                                                                     Corp.;
                                                                     former
                                                                     Chief
                                                                     Executive
                                                                     Officer,
                                                                     Gifford
                                                                     Gifts    of
                                                                     Fine Foods;
                                                                     former
                                                                     Chairman,
                                                                     Gifford,
                                                                     Drescher  &
                                                                     Associates
                                                                     (environmental
                                                                     consult
                                                                     ing);   and
                                                                     former
                                                                     Director,
                                                                     Keystone
                                                                     Investments,
                                                                     Inc.

James S. Howell                      Chairman of the                 Former Chairman of the Distribution Foundation for the
(DOB: 8/13/24)                       Board of  Trustees              Carolinas; and former Vice President of Lance Inc.
                                                                     (food manufacturing).

Leroy Keith, Jr.                     Trustee                         Chairman of the Board and Chief Executive Officer,
(DOB: 2/14/39)                                                       Carson Products Company; Director of Phoenix Total
                                                                     Return Fund
                                                                     and
                                                                     Equifax,
                                                                     Inc.;
                                                                     Trustee  of
                                                                     Phoenix
                                                                     Series
                                                                     Fund,
                                                                     Phoenix
                                                                     Multi-Portfolio
                                                                     Fund,   and
                                                                     The Phoenix
                                                                     Big    Edge
                                                                     Series
                                                                     Fund;   and
                                                                     former
                                                                     President,
                                                                     Morehouse
                                                                     College.


Gerald M. McDonnell                  Trustee                         Sales Representative with Nucor-Yamoto, Inc. (steel
(DOB: 7/14/39)                                                       producer).

Thomas  L. McVerry                   Trustee                         Former Vice President and Director of Rexham
(DOB: 8/2/39)                                                        Corporation; and former Director of Carolina
                                                                     Cooperative Federal Credit Union.

William Walt Pettit                  Trustee                         Partner in the law firm of William Walt Pettit, P.A.
(DOB: 8/26/55)

David M. Richardson                  Trustee                         Vice Chair and former Executive Vice President, DHR
(DOB: 9/14/41)                                                       International, Inc. (executive recruitment); former
                                                                     Senior Vice President, Boyden International Inc.
                                                                     (executive recruitment); and Director, Commerce and
                                                                     Industry Association of New Jersey, 411 International,
                                                                     Inc., and J&M Cumming Paper Co.

Russell A. Salton, III MD            Trustee                         Medical Director, U.S. Health Care/Aetna Health
(DOB: 6/2/47)                                                        Services; former Managed Health Care Consultant;
                                                                     and former President, Primary Physician Care.

Michael S. Scofield                  Trustee                         Attorney, Law Offices of Michael S. Scofield.
(DOB: 2/20/43)


                                                       23569
                                                        12




NAME                                 POSITION WITH TRUST             PRINCIPAL OCCUPATIONS FOR LAST FIVE YEARS
- -------------------------------      --------------------------      -------------------------------------------------------------





Richard J. Shima                     Trustee                         Former Chairman, Environmental Warranty, Inc.
(DOB: 8/11/39)                                                       (insurance agency); Executive Consultant, Drake
                                                                     Beam Morin,
                                                                     Inc.
                                                                     (executive
                                                                     outplacement);
                                                                     Director of
                                                                     Connecticut
                                                                     Natural Gas
                                                                     Corporation,
                                                                     Hartford
                                                                     Hospi  tal,
                                                                     Old   State
                                                                     House
                                                                     Association,
                                                                     Middlesex
                                                                     Mutual
                                                                     Assurance
                                                                     Company,
                                                                     and Enhance
                                                                     Financial
                                                                     Services,
                                                                     Inc.;
                                                                     Chairman,
                                                                     Board    of
                                                                     Trustees,
                                                                     Hartford
                                                                     Graduate
                                                                     Center;
                                                                     Trustee,
                                                                     Greater
                                                                     Hartford
                                                                     YMCA;
                                                                     former
                                                                     Director,
                                                                     Vice
                                                                     Chairman
                                                                     and   Chief
                                                                     Investment
                                                                     Officer,
                                                                     The
                                                                     Travelers
                                                                     Corporation;
                                                                     former
                                                                     Trustee,
                                                                     Kingswood-Oxford
                                                                     School; and
                                                                     former
                                                                     Managing
                                                                     Director
                                                                     and
                                                                     Consultant,
                                                                     Russell
                                                                     Miller,
                                                                     Inc.

William J. Tomko*                    President and                   Senior Vice President and Operations Executive,
(DOB:8/30/58)                        Treasurer                       BISYS Fund Services.

Nimish S. Bhatt*                     Vice President                  Vice President, Tax, BISYS Fund Services; former
(DOB: 6/6/63)                        and  Assistant Treasurer        Assistant Vice President, Evergreen Asset
                                                                     Management
                                                                     Corp./First
                                                                     Union Bank;
                                                                     former
                                                                     Senior  Tax
                                                                     Consulting/Acting
                                                                     Manager,
                                                                     Investment
                                                                     Companies
                                                                     Group,
                                                                     Price
                                                                     Waterhouse,
                                                                     LLP,    New
                                                                     York.

Bryan Haft*                          Vice President                  Team Leader, Fund Administration, BISYS Fund
(DOB: 1/23/65)                                                       Services.

D'Ray Moore*                         Secretary                       Vice President, Client Services, BISYS Fund Services.
(DOB: 3/30/59)



*Address: BISYS, 3435 Stelzer Road, Columbus, Ohio 43219-8001

         The officers of the Trust are all officers and/or employees of BISYS Fund Services.

Trustee Compensation

          Listed below is the Trustee compensation for the twelve-month period ended October 31, 1997.

                              COMPENSATION FROM           COMPENSATION FROM
TRUSTEE                       TRUST                       TRUST AND FUND
                                                          COMPLEX

Laurence B. Ashkin             $4,543                     $68,600
Charles A. Austin III          $1,117                     $41,400
K. Dun Gifford                 $4,362                     $38,700
James S. Howell                $5,814                     $109,868
Leroy Keith Jr.                $4,275                     $37,800
Gerald M. McDonnell            $5,585                     $94,750
Thomas L. McVerry              $5,418                     $99,217
William Walt Pettit            $5,464                     $96,717
David M. Richardson            $4,656                     $41,400
Russell A. Salton, III         $5,206                     $99,447
Michael S. Scofield            $5,474                     $102,047
Richard J. Shima               $4,254                     $65,242



                           PRINCIPAL HOLDERS OF FUND SHARES

         As of the date of this SAI, the officers and Trustees of the Trust owned as a group less than 1% of the outstanding of any class of each Fund.

         Set forth below is information with respect to each person who, to each Fund's knowledge, owned beneficially or of record more than 5% of a class of a Fund's outstanding shares as of January 30, 1998.



EMERGING MARKETS CLASS A
Trust Company of America                 17.086%
FBO HCM

P.O. Box 6503
Englewood, CO 80155

Charles Schwab & Co. Inc.                7.613%
Special Custody Account for the
Exclusive Benefit of Customers
Reinvest Account
Mutual Funds Department
101 Montgomery Street
San Francisco, CA 94104-4122

FTC & Co.                                5.579%
Datalynx # 113
P.O. Box 173736
Denver, CO 80217

EMERGING MARKETS CLASS B
None

EMERGING MARKETS CLASS C
RHONA B. MILLER                          5.264%
5742 BANCROFT DRIVE
NEW ORLEANS, LA 70122-1314

R. ORMONDE PLATER                        5.147%
SEPARATE PROPERTY
1453 ARABELLA STREET
NEW ORLEANS, LA 70115-4277

EMERGING MARKETS CLASS Y
FIRST UNION NATIONAL BANK                66.607%
TRUST ACCOUNTS
ATTN: GINNY BATTEN
11TH FLOOR CMG-1151
301 S. TRYON STREET
CHARLOTTE, NC 28288-0002

FIRST UNION NATIONAL BANK                31.956%
TRUST ACCOUNTS
ATTN: GINNY BATTEN
11TH FLOOR CMG-1151
301 S. TRYON STREET
CHARLOTTE, NC 28288-0002

GLOBAL LEADERS CLASS A
NONE

GLOBAL LEADERS CLASS B
NONE

GLOBAL LEADERS CLASS C
MLPF&S FOR THE SOLE BENEFIT OF ITS       16.621%
CUSTOMERS
ATTN: FUND ADMINISTRATION
4800 DEER LAKE DRIVE E., 3RD FL
JACKSONVILLE, FL 32246

GLOBAL LEADERS CLASS Y
FIRST UNION NATIONAL BANK/EB/INT         56.099%
CASH ACCOUNT
ATTN: TRUST OPERATIONS FUND GROUP
401 S. TRYON ST., 3RD FL
CMG 1151
CHARLOTTE, NC 28202-1911

FIRST UNION NATIONAL BANK/EB/INT         15.066%
REINVEST ACCOUNT
ATTN: TRUST OPERATIONS FUND GROUP
401 S. TRYON ST., 3RD FL
CMG 1151
CHARLOTTE, NC 28202-1911

GLOBAL OPPORTUNITIES CLASS A
ROFE & CO.                               17.053%
C/O STATE STREET BANK & TRUST CO.
FOR SUB ACCOUNT
KOKUSAI SECURITIES CO. LTD.
P.O. BOX 5061
BOSTON, MA 02206-5061

MLPF&S FOR THE SOLE BENEFIT              10.833%
OF ITS CUSTOMERS
ATTN: FUND ADMINISTRATION
4800 DEER LAKE DR. E, 3RD FL
JACKSONVILLE, FL 32246-6484

GLOBAL OPPORTUNITIES CLASS B
MLPF&S FOR THE SOLE BENEFIT              24.664%
OF ITS CUSTOMERS
ATTN: FUND ADMINISTRATION
4800 DEER LAKE DR. E., 3RD FL
JACKSONVILLE, FL 32246-6484

GLOBAL OPPORTUNITIES CLASS C
MLPF&S FOR THE SOLE BENEFIT              46.337%
OF ITS CUSTOMERS
ATTN: FUND ADMINISTRATION
4800 DEER LAKE DR. E., 3RD FL
JACKSONVILLE, FL 32246-6484

GLOBAL OPPORTUNITIES CLASS Y
STATE STREET BANK & TRUST CO.            67.682%
CUST. FOR THE IRA OF
THOMAS V. YOUNG
850 N. DEWITT PL., APT. 22E
CHICAGO, IL 60611-2343

STATE STREET BANK & TRUST CO.            32.170%
IRA FBO
DOUGLAS D. LUNDBERG
765 ORIOLE LANE
HUDSON, WI 54016-7675

INTERNATIONAL EQUITY CLASS A
AMERICAN NATIONAL BANK OF CHICAGO        11.771%
TTEE
LINCOLN GROUP LTD. PARTNERSHIP UNDER
TR
DTD 4-18-96
707 LAKE COOK ROAD
DEERFIELD, IL 60015

INTERNATIONAL EQUITY CLASS B
NONE

INTERNATIONAL EQUITY CLASS C
MLPF&S FOR THE SOLE BENEFIT              21.353%
OF ITS CUSTOMERS
ATTN: FUND ADMINISTRATION
4800 DEER LAKE DR. E., 3RD FL
JACKSONVILLE, FL 32246-6484

EMERY JAHNKE                             10.107%
2402 LILAC LANE
FARGO, ND 58102-2124

INTERNATIONAL EQUITY CLASS Y
FIRST UNION NATIONAL BANK                56.059%
TRUST ACCOUNTS
ATTN: GINNY BATTEN
11TH FLOOR CMG-1151
301 S. TRYON STREET
CHARLOTTE, NC 28288-0002

FIRST UNION NATIONAL BANK                42.713%
TRUST ACCOUNTS
ATTN: GINNY BATTEN
11TH FLOOR CMG-1151
301 S. TRYON STREET
CHARLOTTE, NC 28288-0002

LATIN AMERICA CLASS A
MLPF&S FOR THE SOLE BENEFIT              27.989%
OF ITS CUSTOMERS
ATTN: FUND ADMINISTRATION
4800 DEER LAKE DR., E., 3RD FL
JACKSONVILLE, FL 32246-6484

TRUST COMPANY OF AMERICA                 8.316%
FBO HCM
P.O. BOX 6503

LATIN AMERICA CLASS B
MLPF&S FOR THE SOLE BENEFIT              42.315%
OF ITS CUSTOMERS
ATTN: FUND ADMINISTRATION
4800 DEER LAKE DR., E., 3RD FL
JACKSONVILLE, FL 32246-6484

LATIN AMERICA CLASS C
MLPF&S FOR THE SOLE BENEFIT              43.638%
OF ITS CUSTOMERS
ATTN: FUND ADMINISTRATION
4800 DEER LAKE DR., E., 3RD FL
JACKSONVILLE, FL 32246-6484

NATURAL RESOURCES CLASS A
MLPF&S for the Sole Benefit              23.530%
of its Customers
Attn: Fund Administration
4800 Deer Lake Dr. E., 3rd FL
Jacksonville, FL 32246-6484

NATURAL RESOURCES CLASS B
MLPF&S FOR THE SOLE BENEFIT              38.915%
OF ITS CUSTOMERS
ATTN: FUND ADMINISTRATION
4800 DEER LAKE DR. E., 3RD FL
JACKSONVILLE, FL 32246-6484

NATURAL RESOURCES CLASS C
MLPF&S FOR THE SOLE BENEFIT              8.208%
OF ITS CUSTOMERS
ATTN: FUND ADMINISTRATION
4800 DEER LAKE DR. E., 3RD FL
JACKSONVILLE, FL 32246-6484

PRECIOUS METALS CLASS A
MLPF&S FOR THE SOLE BENEFIT              9.516%
OF ITS CUSTOMERS
ATTN: FUND ADMINISTRATION
4800 DEER LAKE DR. E., 3RD FL
JACKSONVILLE, FL 32246-6484

PRECIOUS METALS CLASS B
MLPF&S FOR THE SOLE BENEFIT              17.920%
OF ITS CUSTOMERS
ATTN: FUND ADMINISTRATION
4800 DEER LAKE DR. E., 3RD FL
JACKSONVILLE, FL 32246-6484

PRECIOUS METALS CLASS C
NONE

INTERNATIONAL GROWTH CLASS A
MLPF&S FOR THE SOLE BENEFIT              7.167%
OF ITS CUSTOMERS
ATTN: FUND ADMINISTRATION
4800 DEER LAKE DR. E., 3RD FL
JACKSONVILLE, FL 32246-6484

INTERNATIONAL GROWTH CLASS B
MLPF&S FOR THE SOLE BENEFIT              22.677%
OF ITS CUSTOMERS
ATTN: FUND ADMINISTRATION
4800 DEER LAKE DR. E., 3RD FL
JACKSONVILLE, FL 32246-6484

INTERNATIONAL GROWTH CLASS C
NONE

INTERNATIONAL GROWTH CLASS Y
NONE



                     INVESTMENT ADVISORY AND OTHER SERVICES

INVESTMENT ADVISER

         Each Fund has its own investment adviser (the "Adviser"). Each adviser is a subsidiary of First Union Corporation ("First Union"), a bank holding company headquartered at 201 South College Street, Charlotte, North Carolina 28288-0630. First Union and its subsidiaries provide a broad range of financial services to individuals and businesses throughout the United States.

         Some of the Funds also have an investment subadviser (the "Subadviser") or investment consultant (the "Consultant"). Each Fund's Adviser, Subadviser or Consultant, and the fees paid for their services, are described below.

EMERGING MARKETS

         The Capital Management Group of First Union National Bank ("FUNB"), at the same address as First Union, is the Adviser to Emerging Markets. The Fund pays FUNB an annual percentage of the Fund's average daily net assets as follows: 1.50% of the first $100 million; 1.45% of the next $100 million; 1.40% of the next $100 million; and 1.35% of amounts over $300 million. Keystone Investment Management Company ("Keystone"), 200 Berkeley Street, Boston, Massachusetts 02116, is the Subadviser to Emerging Markets and receives from FUNB a percentage of the Fund's average daily net assets as follows: 1.00% of the first $100 million; 0.95% of the next $100 million; 0.90% of the next $100 million; and 0.85% of amounts over $300 million.

GLOBAL LEADERS

         Evergreen Asset Management Corp.  ("Evergreen Asset"), 2500 Westchester

Avenue, Purchase, New York 10577, is the Adviser to Global Leaders, which pays Evergreen Asset an annual fee equal to 0.95% of the Fund's average daily net assets. Lieber & Company, a First Union subsidiary, is the Subadviser to Global Leaders. Lieber & Company is reimbursed by Evergreen Asset for the direct and indirect costs of providing subadvisory services to the Fund.

GLOBAL OPPORTUNITIES

         Keystone is the Adviser to Global Opportunities, which pays Keystone an annual percentage of the Fund's average daily net assets, as follows: 1.00% of the first $200 million; 0.95% of the next $200 million; 0.85% of the next $200 million; plus 0.75% of amounts over $600 million.

INTERNATIONAL EQUITY

         FUNB is the Adviser to International Equity, which pays FUNB an annual percentage of the Fund's average daily net assets, as follows: 0.82% of the first $20 million; 0.79% of the next $30 million; 0.76% of the next $50 million and 0.73% of amounts over $100 million. Warburg, Pincus Counsellors, Inc., 466 Lexington Avenue, New York, New York, is the Subadviser to International Equity and receives from FUNB a fee equal to 0.55% of the Fund's average daily net assets.

LATIN AMERICA

         Keystone is the Adviser to Latin America, which pays Keystone an annual percentage of the Fund's average daily net assets, as follows: 0.75% of the first $200 million; 0.65% of the next $200 million; 0.55% of the next $200 million; plus 0.45% of amounts over $600 million.

NATURAL RESOURCES

         Keystone is the Adviser to Natural Resources, which pays Keystone an annual fee equal to 1.00% of the Fund's average daily net assets. EquitiLink International Management Limited ("EquitiLink"), Union House, Union Street, St. Helier, Jersey, Channel Islands, is the Subadviser to Natural Resources. EquitiLink receives from Keystone a monthly fee equal to (1) 20% of Keystone's net fee for such month for services rendered in a nondiscretionary capacity, plus (2) 10% of Keystone's net fee for such month on that portion of the Fund's assets for which EquitiLink provided services in a discretionary capacity.

PRECIOUS METALS

         Keystone is the Adviser to Precious Metals, which pays Keystone an annual percentage of the Fund's average daily net assets, as follows: 0.75% of the first $100 million; 0.625% of the next $100 million, plus 0.50% of amounts over $200 million. Harbor Capital Management Company, Inc., 125 High Street, Boston, Massachusetts 02110, is the Consultant to Precious Metals and receives from Keystone an annual fee equal to 0.10% of the Fund's average daily net assets.

INTERNATIONAL GROWTH

         Keystone is the Adviser to International Growth, which pays Keystone an annual percentage of the aggregate net asset value of the Fund's shares, as follows: 0.75% of the first $200 million; 0.65% of the next $200 million; 0.55% of the next $200 million; plus 0.45% of amounts over $600 million, computed as of the close of business each business day and payable monthly.

INVESTMENT ADVISORY AGREEMENTS

         On behalf of each if its Funds, the Trust has entered into an investment advisory agreement with the Adviser (the "Advisory Agreements") . Under the Advisory Agreements, and subject to the supervision of the Trust's
Board of Trustees, the Adviser furnishes to the appropriate Fund investment advisory, management and administrative services, office facilities, and equipment in connection with its services for managing the investment and reinvestment of the Fund's assets. The Adviser pays for all of the expenses incurred in connection with the provision of its services. Each Fund pays for all charges and expenses, other than those specifically referred to as being borne by the Adviser, including, but not limited to, (1) custodian charges and expenses; (2) bookkeeping and auditors' charges and expenses; (3) transfer agent charges and expenses; (4) fees and expenses of Independent Trustees; (5) brokerage commissions, brokers' fees and expenses; (6) issue and transfer taxes;
(7) costs and expenses under the Distribution Plan (as applicable) (8) taxes and trust fees payable to governmental agencies; (9) the cost of share certificates;
(10) fees and expenses of the registration and qualification of such Fund and its shares with the Securities and Exchange Commission ("SEC") or under state or other securities laws; (11) expenses of preparing, printing and mailing prospectuses, SAIs, notices, reports and proxy materials to shareholders of each Fund; (12) expenses of shareholders' and Trustees' meetings; (13) charges and expenses of legal counsel for each Fund and for the Independent Trustees of the Trust on matters relating to such Fund; (14) charges and expenses of filing annual and other reports with the SEC and other authorities; and all extraordinary charges and expenses of such Fund. (See also the section entitled "Financial Information.")

         Each Advisory Agreement continues in effect for two years from its effective date and, thereafter, from year to year only if approved at least annually by the Board of Trustees of the Trust or by a vote of a majority of each Fund's outstanding shares. In either case, the terms of the Advisory Agreement and continuance thereof must be approved by the vote of a majority of the Independent Trustees (Trustees who are not interested persons of a Fund, as defined in the 1940 Act) cast in person at a meeting called for the purpose of voting on such approval. The Advisory Agreements may be terminated, without penalty, on 60 days' written notice by the Trust's Board of Trustees or by a vote of a majority of outstanding shares. Each Advisory Agreement will terminate automatically upon its "assignment" as that term is defined in the 1940 Act.

TRANSACTIONS AMONG ADVISORY AFFILIATES

         The Trust has adopted procedures pursuant to Rule 17a-7 of the 1940 Act ("Rule 17a-7 Procedures"). The Rule 17a-7 Procedures permit a Fund to buy or sell securities from another investment company for which a subsidiary of First Union is an investment adviser. The Rule 17a-7 Procedures also allow the Funds to buy or sell securities from other advisory clients for whom a subsidiary of First Union is an investment adviser. The Funds may engage in such transaction if they are equitable to each participant and consistent with each participant's investment objective.


DISTRIBUTOR

         Evergreen Distributor, Inc. (the "Distributor") markets the Funds through broker-dealers and other financial representatives. Its address is 125
W. 55th Street, New York, NY 10019.

DISTRIBUTION PLANS AND AGREEMENTS

         Distribution fees are accrued daily and paid monthly on Class A, Class B and Class C shares and are charged as class expenses, as accrued. The distribution fees attributable to the Class B and Class C shares are designed to permit an investor to purchase such shares through broker-dealers without the assessment of a front-end sales charge, while at the same time permitting the Distributor to compensate broker-dealers in connection with the sale of such shares. In this regard, the purpose and function of the combined contingent deferred sales charge and distribution services fee on the Class B shares are the same as those of the front-end sales charge and distribution fee with respect to the Class A shares in that in each case the sales charge and/or distribution fee provide for the financing of the distribution of the Fund's shares.

         Under the Rule 12b-1 Distribution Plans that have been adopted by each Fund with respect to each of its Class A, Class B and Class C shares (each a "Plan" and collectively, the "Plans"), the Treasurer of the Trust reports the amounts expended under the Plans for each Fund and the purposes for which such expenditures were made to the Trustees of the Trust for their review on a quarterly basis. Also, each Plan provides that the selection and nomination of the disinterested Trustees are committed to the discretion of such disinterested Trustees then in office.

         The Adviser may from time to time from its own funds or such other resources as may be permitted by rules of the SEC make payments for distribution services to the Distributor; the latter may in turn pay part or all of such compensation to brokers or other persons for their distribution assistance.

         Each Plan and Distribution Agreement will continue in effect for successive twelve-month periods provided, however, that such continuance is specifically approved at least annually by the Trustees of the Trust or by vote of the holders of a majority of the outstanding voting securities of that class and, in either case, by a majority of the Independent Trustees of the Trust who have no direct or indirect financial interest in the operation of the Plan or any agreement related thereto.

         The Plans permit the payment of fees to brokers and others for distribution and shareholder-related administrative services and to broker-dealers, depository institutions, financial intermediaries and administrators for administrative services as to Class A, Class B and Class C shares. The Plans are designed to (i) stimulate brokers to provide distribution and administrative support services to each Fund and holders of Class A, Class B and Class C shares and (ii) stimulate administrators to render administrative support services to the Fund and holders of Class A, Class B and Class C shares. The administrative services are provided by a representative who has knowledge of the shareholder's particular circumstances and goals, and include, but are not limited to providing office space, equipment, telephone facilities, and various personnel including clerical, supervisory, and computer, as necessary or beneficial to establish and maintain shareholder accounts and records; processing purchase and redemption transactions and automatic investments of client account cash balances; answering routine client inquiries regarding Class A, Class B and Class C shares; assisting clients in changing dividend options, account designations, and addresses; and providing such other services as the Fund reasonably requests for its Class A, Class B and Class C shares.

         FUNB or its affiliates may finance the payments made by the Distributor to compensate broker-dealers or other persons for distributing shares of a Fund.

         In the event that a Plan or Distribution Agreement is terminated or not continued with respect to one or more classes of a Fund, (i) no distribution fees (other than current amounts accrued but not yet paid) would be owed by the Fund to the Distributor with respect to that class or classes, and (ii) the Fund would not be obligated to pay the Distributor for any amounts expended under the Distribution Agreement not previously recovered by the Distributor from distribution services fees in respect of shares of such class or classes through deferred sales charges.

         All material amendments to any Plan or Distribution Agreement must be approved by a vote of the Trustees of the Trust or the holders of the Fund's outstanding voting securities, voting separately by class, and in either case, by a majority of the disinterested Trustees, cast in person at a meeting called for the purpose of voting on such approval; and any Plan or Distribution Agreement may not be amended in order to increase materially the costs that a particular class of shares of a Fund may bear pursuant to the Plan or Distribution Agreement without the approval of a majority of the holders of the outstanding voting shares of the Class affected. Any Plan or Distribution Agreement may be terminated (i) by a Fund without penalty at any time by a majority vote of the holders of the outstanding voting securities of the Fund, voting separately by class or by a majority vote of the disinterested Trustees, or (ii) by the Distributor. To terminate any Distribution Agreement, any party must give the other parties 60 days' written notice; to terminate a Plan only, the Fund need give no notice to the Distributor. Any Distribution Agreement will terminate automatically in the event of its assignment. (See also the section entitled "Financial Information.")

ADDITIONAL SERVICE PROVIDERS

Administrator

         Evergreen Investment Services, Inc. ("EIS") serves as administrator to Emerging Markets, International Equity and Global Leaders, subject to the supervision and control of the Trust's Board of Trustees. EIS provides the Fund with facilities, equipment and personnel and is entitled to receive a fee from the Fund based on the total assets of all mutual funds advised by First Union subsidiaries, as follows: 0.050% of the first $7 billion; 0.035% of the next $3 billion; 0.030% of the next $5 billion; 0.020% of the next $10 billion; 0.015% of the next $5 billion and 0.010% of amounts over $30 billion.

Transfer Agent

         Evergreen Service Company ("ESC"), a subsidiary of First Union, is the Funds' transfer agent. The transfer agent issues and redeems shares, pays dividends and performs other duties in connection with the maintenance of shareholder accounts. The transfer agent's address is Box 2121, Boston,

Massachusetts 02106-2121.

Independent Auditors

         KPMG Peat Marwick LLP, 99 High Street, Boston, Massachusetts 02110, audits the annual financial statements of Global Opportunities, Latin America, Natural Resources, Precious Metals and International Growth.

         Price Waterhouse LLP, 1177 Avenue of the Americas, New York, New York, 10036, audits the annual financial statements of Emerging Markets, Global Leaders and International Equity.

Custodian

         State Street Bank and Trust Company is the Funds' custodian. The bank keeps custody of each

Fund's securities and cash and performs other related duties. The custodian's address is 225 Franklin Street, Boston, Massachusetts 02110.

Legal Counsel

         Sullivan & Worcester LLP provides legal advice to the Funds. Its address is 1025 Connecticut Avenue, N.W., Washington, D.C. 20036.


                                   BROKERAGE

         Due to regulatory developments affecting the securities exchanges and brokerage practices, the Board of Trustees may modify or eliminate any of the following policies.

BROKERAGE COMMISSIONS

         Generally, each Fund expects to purchase and sell its equity securities through brokerage transactions for which commissions are payable. Purchases from underwriters will include the underwriting commission or concession, and purchases from dealers serving as market makers will include a dealer's mark-up or reflect a dealer's mark-down. Where transactions are made in the over-the-counter market, each Fund will deal with primary market makers unless more favorable prices are otherwise obtainable.

         Each Fund expects to buy and sell its fixed income securities directly from the issuer or an underwriter or market maker for the securities. Generally, each Fund will not pay brokerage commissions for such purchases. When a Fund buys a security from an underwriter, the purchase price will usually include an underwriting commission or concession. The purchase price for securities bought from dealers serving as market makers will similarly include the dealer's mark up or reflect a dealer's mark down. When a Fund executes transactions in the over-the-counter market, it will deal with primary market makers unless more favorable prices are otherwise obtainable.

SELECTION OF BROKERS

         When buying and selling portfolio securities, each Adviser seeks brokers who can provide the most benefit to the Fund or Funds for which a trade is being made. When selecting a broker, an Advisor will primarily look for the best price at the lowest commission, but in the context of the broker's:

         1.       ability to provide the best net financial result to the Fund;
         2.       efficiency in handling trades;
         3.       ability to trade large blocks of securities;
         4.       readiness to handle difficult trades;
         5.       financial strength and stability; and
         6.       provision of "research services," defined as (a) reports and
                  analyses  concerning  issuers,   industries,   securities  and
                  economic factors and (b) other information useful in making investment decisions.

         Under each Advisory Agreement, each Fund may pay higher brokerage commissions to a broker providing it with research services, as defined in item 6, above. Pursuant to Section 28(e) of the Securities Exchange Act of 1934, this practice is permitted if the commission is reasonable in relation to the brokerage and research services provided. Research services provided by a broker to an Adviser do not replace, but supplement, the services an Adviser is required to deliver to a Fund under the Advisory Agreement. It is impracticable for an Adviser to allocate the cost, value and specific application of such research services among its clients because research services intended for one client may indirectly benefit another.

         When selecting a broker for portfolio trades, an Adviser may also consider the amount of Fund shares a broker has sold, subject to the other requirements described above.

         Lieber & Company, an affiliate of Evergreen Asset and a member of the New York and American Stock Exchanges, will to the extent practicable effect substantially all of the portfolio transactions for Global Leaders effected on those exchanges.

SIMULTANEOUS TRANSACTIONS

         Each Adviser makes investment decisions for each Fund independently of decisions made for its other clients. When a security is suitable for the investment objective of more than one client, it may be prudent for an Adviser to engage in a simultaneous transaction, that is, buy or sell the same security for more than one client. Each Adviser strives for an equitable result in such transactions by using an allocation formula. The high volume involved in some simultaneous transactions can result in greater value to the Funds, but the ideal price or trading volume may not always be achieved for an individual Fund.


                               TRUST ORGANIZATION

FORM OF ORGANIZATION

         Each Fund is a series of an open-end management investment company, known as "Evergreen International Trust" (the "Trust"). The Trust was formed as a Delaware business trust on September 17, 1997 (the "Declaration of Trust"). A copy of the Declaration of Trust is on file as an exhibit to the Trust's Registration Statement, of which this SAI is a part. This summary is qualified in its entirety by reference to the Declaration of Trust.

DESCRIPTION OF SHARES

         The Declaration of Trust authorizes the issuance of an unlimited number of shares of beneficial interest of series and classes of shares. Each share of each Fund represents an equal proportionate interest with each other share of that series and/or class. Upon liquidation, shares are entitled to a pro rata share of the Trust based on the relative net assets of each series and/or class. Shareholders have no preemptive or conversion rights. Shares are redeemable and transferable.

VOTING RIGHTS

         Under the terms of the Declaration of Trust, the Trust is not required to hold annual meetings. At meetings called for the initial election of Trustees or to consider other matters, each share is entitled to one vote for each dollar of net asset value applicable to such share. Shares generally vote together as one class on all matters. Classes of shares of each Fund have equal voting rights. No amendment may be made to the Declaration of Trust that adversely affects any class of shares without the approval of a majority of the votes applicable to the shares of that class. Shares have non-cumulative voting rights, which means that the holders of more than 50% of the votes applicable to shares voting for the election of Trustees can elect 100% of the Trustees to be elected at a meeting and, in such event, the holders of the remaining 50% or less of the shares voting will not be able to elect any Trustees.

         After the initial meeting as described above, no further meetings of shareholders for the purpose of electing Trustees will be held, unless required by law, unless and until such time as less than a majority of the Trustees holding office have been elected by shareholders, at which time, the Trustees then in office will call a shareholders' meeting for the election of Trustees.

LIMITATION OF TRUSTEES' LIABILITY

         The Declaration of Trust provides that a Trustee will not be liable for errors of judgment or mistakes of fact or law, but nothing in the Declaration of Trust protects a Trustee against any liability to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of his duties involved in the conduct of his office.


                     PURCHASE, REDEMPTION AND PRICING OF SHARES

HOW THE FUNDS OFFER SHARES TO THE PUBLIC

         You may buy shares of a Fund through the Distributor, broker-dealers that have entered into special agreements with the Distributor or certain other financial institutions. Each Fund offers up to four classes of shares that differ primarily with respect to sales charges and distribution fees. Depending upon the class of shares, you will pay an initial sales charge when you buy a Fund's shares, a contingent deferred sales charge (a "CDSC") when you redeem a Fund's shares or no sales charges at all.


CLASS A SHARES

         With certain exceptions, when you purchase Class A shares you will pay a maximum sales charge equal to 4.75% of the offering price. (The prospectus contains a complete table of applicable sales charges and a discussion of sales charge reductions or waivers that may apply to purchases. See also the section in this SAI entitled "Financial Information" for an example of the method of computing the offering price of Class A shares.) If you purchase Class A shares in the amount of $1 million or more, without an initial sales charge, the Funds will charge a CDSC of 1.00% if you redeem during the month of your purchase and the 12-month period following the month of your purchase (see "Contingent Deferred Sales Charge", below).

CLASS B SHARES

         The Funds offer Class B shares at net asset value without an initial sales charge. With certain exceptions, however, the Funds will charge a CDSC on shares you redeem within 72 months after the month of your purchase, in accordance with the following schedule:

         REDEMPTION TIMING                                             CDSC RATE

         Month of purchase and the first twelve-month period
           following the month of purchase................................5.00%
         Second twelve-month period following the month of  purchase.......4.00%
         Third twelve-month period following the month of  purchase........3.00%
         Fourth twelve-month period following the month of  purchase.......3.00%
         Fifth twelve-month period following the month of  purchase........2.00%
         Sixth twelve-month period following the month of  purchase........1.00%
         Thereafter.......................................................0.00%


         Class B shares that have been outstanding for seven years after the month of purchase will automatically convert to Class A shares without imposition of a front-end sales charge or exchange fee.

(Conversion of Class B shares represented by stock certificates will require the return of the stock certificate to ESC.)

Class C Shares

         Class C shares are available only through broker-dealers who have entered into special distribution agreements with the Distributor. The Funds offer Class C shares at net asset value without an initial sales charge. With certain exceptions, however, the Funds will charge a CDSC of 1.00% on shares you redeem within 12-months after the month of your purchase. See "Contingent Deferred Sales Charge" below.


Class Y Shares (Not offered by Natural Resources and Precious Metals)

         No CDSC is imposed on the redemption of Class Y shares. Class Y shares are not offered to the general public and are available only to (1) persons who at or prior to December 31, 1994 owned shares in a mutual fund advised by Evergreen Asset, (2) certain institutional investors and (3) investment advisory clients of FUNB, Evergreen Asset, Keystone, or their affiliates. Class Y shares are offered at net asset value without a front-end or back-end sales charge and do not bear any Rule 12b-1 distribution expenses.

CONTINGENT DEFERRED SALES CHARGE

         The Funds charge a CDSC as reimbursement for certain expenses, such as commissions or shareholder servicing fees, that it has incurred in connection with the sale of its shares (see "Distribution Plans and Agreements," above). If imposed, the Funds deduct the CDSC from the redemption proceeds you would otherwise receive. The CDSC is a percentage of the lesser of (1) the net asset value of the shares at the time of redemption or (2) the shareholder's original net cost for such shares. Upon request for redemption, to keep the CDSC a shareholder must pay as low as possible, a Fund will first seek to redeem shares not subject to the CDSC and/or shares held the longest, in that order. The CDSC on any redemption is, to the extent permitted by the National Association of Securities Dealers, Inc. ("NASD"), paid to the Distributor or its predecessor.

SALES CHARGE WAIVERS OR REDUCTIONS

Reducing Class A Front-end Loads

         With a larger purchase, there are several ways that you can combine multiple purchases of Class A shares in Evergreen funds and take advantage of lower sales charges.

Combined Purchases

         You can reduce your sales charge by combining purchases of Class A shares of multiple Evergreen funds. For example, if you invested $75,000 in each of two different Evergreen funds, you would pay a sales charge based on a $150,000 purchase (i.e., 3.75% of the offering price, rather than 4.75%).

Rights of Accumulation

         You can reduce your sales charge by adding the value of Class A shares of Evergreen funds you already own to the amount of your next Class A investment. For example, if you hold Class A shares valued at $99,999 and purchase an additional $5,000, the sales charge for the $5,000 purchase would be at the next lower sales charge of 3.75%, rather than 4.75%.

Letter of Intent

         You can, by completing the "Letter of Intent" section of the application, purchase Class A shares over a 13-month period and receive the same sales charge as if you had invested all the money at once. All purchases of Class A shares of an Evergreen fund during the period will qualify as Letter of Intent purchases.

Waiver of Initial Sales Charges

         The Funds may sell their shares at net asset value without an initial sales charge to:

         1.       purchases of shares in the amount of $1 million or more;

         2. a corporate or certain other qualified retirement plan or a non-qualified deferred compensation plan or a Title 1 tax sheltered annuity or TSA plan sponsored by an organization having 100 or more eligible employees (a "Qualifying Plan") or a TSA plan sponsored by a public educational entity having 5,000 or more eligible employees (an "Educational TSA Plan");

         3.       institutional   investors,   which  may  include   bank  trust
                  departments and registered investment advisers;

         4. investment advisers, consultants or financial planners who place trades for their own accounts or the accounts of their clients and who charge such clients a management, consulting, advisory or other fee;

         5. clients of investment advisers or financial planners who place trades for their own accounts if the accounts are linked to master account of such investment advisers or financial planners on the books of the broker-dealer through whom shares are purchased;

         6. institutional clients of broker-dealers, including retirement and deferred compensation plans and the trusts used to fund these plans, which place trades through an omnibus account maintained with a Fund by the broker-dealer;

         7. employees of FUNB, its affiliates, the Distributor, any broker-dealer with whom the Distributor has entered into an agreement to sell shares of the Funds, and members of the immediate families of such employees;

         8. certain Directors, Trustees, officers and employees of the Evergreen funds, the Distributor or their affiliates and to the immediate families of such persons; or

         9. a bank or trust company in a single account in the name of such bank or trust company as trustee if the initial investment in or any Evergreen fund made pursuant to this waiver is at least $500,000 and any commission paid at the time of such purchase is not more than 1% of the amount invested.

         With respect to items 8 and 9 above, each Fund will only sell shares to these parties upon the purchasers written assurance that the purchase is for their personal investment purposes only. Such purchasers may not resell the securities except through redemption by the Fund. The Funds will not charge any CDSC on redemptions by such purchasers.

Waiver of CDSCS

         The Funds do not impose a CDSC when the shares you are redeeming represent:

         1. an increase in the share value above the net cost of such shares;

         2. certain shares for which the Fund did not pay a commission on issuance, including shares acquired through reinvestment of dividend income and capital gains distributions;

         3. shares that are in the accounts of a shareholder who has died or become disabled;

         4. a lump-sum distribution from a 401(k) plan or other benefit plan qualified under the Employee Retirement Income Security Act of 1974 ("ERISA");

         5. an automatic withdrawal from the ERISA plan of a shareholder who is a least 59 1/2 years old;

         6. shares in an account that we have closed because the account has an aggregate net asset value of less than $1,000;

         7. an automatic withdrawal under an Systematic Income Plan of up to 1.0% per month of your initial account balance;

         8. a withdrawal consisting of loan proceeds to a retirement plan participant;

         9. financial hardship withdrawals made by a retirement plan participant;

         10. a withdrawal consisting of returns of excess contributions or excess deferral amounts made to a retirement plan; or

         11. a redemption by an individual participant in a Qualifying Plan that purchased Class C shares (this waiver is not available in the event a Qualifying Plan, as a whole, redeems substantially all of its assets).


EXCHANGES

         Investors may exchange shares of a Fund for shares of the same class of any other Evergreen fund, as described under the section entitled "Exchanges" in the prospectus. Before you make an exchange, you should read the prospectus of the Evergreen fund into which you want to exchange. The Trust's Board of Trustees reserves the right to discontinue, alter or limit the exchange privilege at any time.

CALCULATION OF NET ASSET VALUE PER SHARE ("NAV")

         Each Fund computes its NAV once daily on Monday through Friday, as described in the prospectus. A Fund will not compute its NAV on the day the following legal holidays are observed: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

         The NAV of each class of shares of a Fund is calculated by dividing the value of a Fund's net assets attributable to that class by the number of all shares issued for that class.

VALUATION OF PORTFOLIO SECURITIES

         Current values for a Fund's portfolio securities are determined as follows:

         (1) Securities that are traded on an established exchange or the over-the-counter National Market System ("NMS") are valued on the basis of the last sales price on the exchange where primarily traded or on the NMS prior to the valuation, provided that a sale has occurred.

         (2) Securities traded on an established exchange or in the over-the-counter market for which there has been no sale and other securities traded in the over-the-counter market are valued at the mean of the bid and asked prices at the time of valuation.

         (3) Short-term investments maturing in more than sixty days, for which market quotations are readily available, are valued at current market value.

         (4) Short-term investments maturing in sixty days or less are valued at amortized cost, which approximates market.

         (5) Securities, including restricted securities, for which market quotations are not readily available; listed securities or those on NMS if, in a Fund's opinion, the last sales price does not reflect a current market value; and other assets are valued at prices deemed in good faith to be fair under procedures established by the Board of Trustees.

SHAREHOLDER SERVICES

         As described in the prospectus, a shareholder may elect to receive their dividends and capital grains distributions in cash instead of shares. However, ESC will automatically convert a shareholder's distribution option so that the shareholder reinvests all dividends and distributions in additional shares when it learns that the postal or other delivery service is unable to deliver checks or transaction confirmations to the shareholder's address of record. The Funds will hold the returned distribution or redemption proceeds in a non interest-bearing account in the shareholder's name until the shareholder updates their address. No interest will accrue on amounts represented by uncashed distribution or redemption checks.


                               PRINCIPAL UNDERWRITER

         The Distributor is the principal underwriter for the Trust and with respect to each class of each Fund. The Trust has entered into a Principal Underwriting Agreement ("Underwriting Agreement") with the Distributor with respect to each class of each Fund. The Distributor is a subsidiary of The BISYS Group, Inc.

         The Distributor, as agent, has agreed to use its best efforts to find purchasers for the shares. The Distributor may retain and employ representatives to promote distribution of the shares and may obtain orders from broker-dealers, and others, acting as principals, for sales of shares to them. The Underwriting Agreement provides that the Distributor will bear the expense of preparing, printing, and distributing advertising and sales literature and prospectuses used by it.

         All subscriptions and sales of shares by the Distributor are at the public offering price of the shares, which is determined in accordance with the provisions of the Trust's Declaration of Trust, By-Laws, current prospectuses and SAI. All orders are subject to acceptance by the Trust and the Trust reserves the right, in its sole discretion, to reject any order received. Under the Underwriting Agreement, the Trust is not liable to anyone for failure to accept any order.

         The Distributor has agreed that it will, in all respects, duly conform with all state and federal laws applicable to the sale of the shares. The Distributor has also agreed that it will indemnify and hold harmless the Trust and each person who has been, is, or may be a Trustee or officer of the Trust against expenses reasonably incurred by any of them in connection with any claim, action, suit, or proceeding to which any of them may be a party that arises out of or is alleged to arise out of any misrepresentation or omission to state a material fact on the part of the Distributor or any other person for whose acts the Distributor is responsible or is alleged to be responsible, unless such misrepresentation or omission was made in reliance upon written information furnished by the Trust.

         The Underwriting Agreement provides that it will remain in effect as long as its terms and continuance are approved annually (i) by a vote of a majority of the Trust's Independent Trustees, and (ii) by vote of a majority of the Trust's Trustees, in each case, cast in person at a meeting called for that purpose.

         The Underwriting Agreement may be terminated, without penalty, on 60 days' written notice by the Board of Trustees or by a vote of a majority of outstanding shares subject to such agreement. The Underwriting Agreement will terminate automatically upon its "assignment," as that term is defined in the 1940 Act.

         From time to time, if, in the Distributor's judgment, it could benefit the sales of shares, the Distributor may provide to selected broker-dealers promotional materials and selling aids, including, but not limited to, personal computers, related software, and data files.


                           ADDITIONAL TAX INFORMATION

REQUIREMENTS FOR QUALIFICATION AS A REGISTERED INVESTMENT COMPANY

         Each Fund intends to qualify for and elect the tax treatment applicable to a regulated investment company (a "RIC") under Subchapter M of the Internal

Revenue Code of 1986 (the "Code"). (Such qualification does not involve supervision of management or investment practices or policies by the Internal Revenue Service.) In order to qualify as a RIC, a Fund must, among other things,
(i) derive at least 90% of its gross income from dividends, interest, payments with respect to proceeds from securities loans, gains from the sale or other disposition of securities or foreign currencies and other income (including gains from options, futures or forward contracts) derived with respect to its business of investing in such securities; and (ii) diversify its holdings so that, at the end of each quarter of its taxable year, (a) at least 50% of the market value of the Fund's total assets is represented by cash, U.S. Government securities and other securities limited in respect of any one issuer, to an amount not greater than 5% of the Fund's total assets and 10% of the outstanding voting securities of such issuer, and (b) not more than 25% of the value of its total assets is invested in the securities of any one issuer (other than U.S. Government securities and securities of other regulated investment companies). By so qualifying, a Fund is not subject to federal income tax if it timely distributes its investment company taxable income and any net realized capital gains. A 4% nondeductible excise tax will be imposed on a Fund to the extent it does not meet certain distribution requirements by the end of each calendar year. Each Fund anticipates meeting such distribution requirements.

TAXES ON DISTRIBUTIONS

         Distributions will be taxable to shareholders whether made in shares or in cash. Shareholders electing to receive distributions in the form of additional shares will have a cost basis for federal income tax purposes in each share so received equal to the net asset value of a share of a Fund on the reinvestment date.

         To calculate ordinary income for federal income tax purposes, shareholders must generally include dividends paid by the Fund from its investment company taxable income (net taxable investment income plus net realized short-term capital gains, if any). The Fund will include dividends it receives from domestic corporations when the Fund calculates its gross investment income. The Fund anticipates that all or a portion of the ordinary dividends which it pays will qualify for the 70% dividends-received deduction for corporations. The Fund will inform shareholders of the amounts that so qualify.

         From time to time, the Fund will distribute the excess of its net long-term capital gains over its short-term capital loss to shareholders (i.e., capital gain dividends). For federal tax purposes, shareholders must include such capital gain dividends when calculating their net long-term capital gains. Capital gain dividends are taxable as net long-term capital gains to a shareholder, no matter how long the shareholder has held the shares.

         Distributions by a Fund reduce its NAV. A distribution that reduces the Fund's NAV below a shareholder's cost basis is taxable as described above, although from an investment standpoint, it is a return of capital. In particular, if a shareholder buys Fund shares just before the Fund makes a distribution, when the Fund makes the distribution the shareholder will receive what is in effect a return of capital. Nevertheless, the shareholder may incur taxes on the distribution. Therefore, shareholders should carefully consider the tax consequences of buying Fund shares just before a distribution.

         All distributions, whether received in shares or cash, must be reported by each shareholder on his or her federal income tax return. Each shareholder should consult a tax adviser to determine the state and local tax implications of Fund distributions.

         If more than 50% of the value of a Fund's total assets at the end of a fiscal year is represented by securities of foreign corporations and a Fund elects to make foreign tax credits available to its shareholders, a shareholder will be required to include in his gross income both cash dividends and the amount the Fund advises him is his pro rata portion of income taxes withheld by foreign governments from interest and dividends paid on a Fund's investments. The shareholder may be entitled, however, to take the amount of such foreign taxes withheld as a credit against his U.S. income tax, or to treat the foreign tax withheld as an itemized deduction from his gross income, if that should be to his advantage. In substance, this policy enables the shareholder to benefit from the same foreign tax credit or deduction that he would have received if he had been the individual owner of foreign securities and had paid foreign income tax on the income therefrom. As in the case of individuals receiving income directly from foreign sources, the credit or deduction is subject to a number of limitations.

TAXES ON THE SALE OR EXCHANGE OF FUND SHARES

         Upon a sale or exchange of Fund shares, a shareholder will realize a taxable gain or loss depending on his or her basis in the shares. A shareholder must treat such gains or losses as a capital gain or loss if the shareholder held the shares as capital assets. Capital gain on assets held for more than eighteen months is generally subject to a maximum federal income tax rate of 20% for an individual. The maximum capital gains tax rate for capital assets held by an individual for more than twelve months but not more than eighteen months is generally 28%. Generally, the Code will not allow a shareholder to realize a loss on shares he or she has sold or exchanged and replaced within a sixty-one-day period beginning thirty days before and ending thirty days after he or she sold or exchanged the shares. The Code will treat a shareholder's loss on shares held for six months or less as a long-term capital loss to the extent the shareholder received capital gain dividends on such shares.

         Shareholders who fail to furnish their taxpayer identification numbers to a Fund and to certify as to its correctness and certain other shareholders may be subject to a 31% federal income tax backup withholding requirement on dividends, distributions of capital gains and redemption proceeds paid to them by the Fund. If the withholding provisions are applicable, any such dividends or capital gain distributions to these shareholders, whether taken in cash or reinvested in additional shares, and any redemption proceeds will be reduced by the amounts required to be withheld. Investors may wish to consult their own tax advisers about the applicability of the backup withholding provisions.

OTHER TAX CONSIDERATIONS

         The foregoing discussion relates solely to U.S. federal income tax law as applicable to U.S. persons (i.e., U.S. citizens and residents and U.S. domestic corporations, partnerships, trusts and estates). It does not reflect the special tax consequences to certain taxpayers (e.g., banks, insurance companies, tax exempt organizations and foreign persons). Shareholders are encouraged to consult their own tax advisers regarding specific questions relating to federal, state and local tax consequences of investing in shares of a Fund. Each shareholder who is not a U.S. person should consult his or her tax adviser regarding the U.S. and foreign tax consequences of ownership of shares of a Fund, including the possibility that such a shareholder may be subject to a U.S. withholding tax at a rate of 30% (or at a lower rate under a tax treaty) on amounts treated as income from U.S. sources under the Code.


                            FINANCIAL INFORMATION

EXPENSES

         The table below shows the total dollar amounts paid by each Fund for services rendered during the fiscal periods specified. For more information on specific expenses, see "Investment Advisory and Other Services," "Distribution Plans and Agreements," "Principal Underwriter" and "Purchase, Redemption and Pricing of Shares."


1997 FUND EXPENSES

                                                                                                  Total              Underwriting
                                             Class A         Class B             Class C          Underwriting       Commissions
FUND                      Advisory Fees      12b-1 Fees      12b-1 Fees          12b-1 Fees       Commissions        Retained
========================= =================  =============== =================== ================ ================== =============
Emerging Markets (1)           $703,822(a)      $5,656           $36,635            $7,616           $72,733            $16,463
Global Leaders (1)           $1,398,605        $67,888          $897,836           $16,245        $3,877,434           $188,288
Global Opportunities (2A)      $325,228        $23,188          $199,880           $40,961          $206,755            $17,298
Global Opportunities (2B)    $5,048,808       $371,892        $2,946,506          $814,386          $774,233            $23,841
International Equity (1)     $1,543,621(b)     $21,095          $191,870            $2,983          $298,649             $8,273
Latin America (1)              $869,691        $33,104          $899,853          $116,589          $324,470            $29,070





Natural Resources (3A)         $157,633         $5,959          $102,986           $28,486           $28,662             $2,778


1997 FUND EXPENSES
                                                                                                   Total              Underwriting
                                              Class A         Class B             Class C          Underwriting       Commissions
FUND                       Advisory Fees      12b-1 Fees      12b-1 Fees          12b-1 Fees       Commissions        Retained
========================= ================ =============== =================== ================ ================== ===============
Emerging Markets (1)           $703,822(a)     $5,656           $36,635            $7,616           $72,733           $16,463
Global Leaders (1)           $1,398,605       $67,888          $897,836           $16,245        $3,877,434          $188,288
Global Opportunities (2A)      $325,228       $23,188          $199,880           $40,961          $206,755           $17,298
Global Opportunities (2B)    $5,048,808      $371,892        $2,946,506          $814,386          $774,233           $23,841
International Equity (1)     $1,543,621(b)    $21,095          $191,870            $2,983          $298,649            $8,273
Latin America (1)              $869,691       $33,104          $899,853          $116,589          $324,470           $29,070
Natural Resources (3A)         $157,633       $5,959           $102,986           $28,486           $28,662            $2,778
Natural Resources (3B)        $243, 022       $11,027          $162,397           $32,622          $236,487          $124,799
Precious Metals (4A)           $678,437          N/A           $950,284*             N/A           $666,842             -0-
Precious Metals (4B)         $1,322,411          N/A         $1,923,248*             N/A         $2,088,781        $1,058,137
International Growth (1)     $1,194,384          N/A         $1,597,729*             N/A           $645,122             -0-
========================= ================ =============== =================== ================ ================== ===============

(1) Year ended  10/31/97  (2A) One month ended  10/31/97 (2B) Year ended 9/30/97
(3A) Seven months ended 10/31/97 (3B) Year ended 3/31/97 (4A) Eight months ended 10/31/97 (4B) Year ended 2/28/97
(a)      Of that amount, $240,240 waived by Adviser.
(b)      Of that amount, $232,680 waived by Adviser.
*        Not multiple class during this period; amount reflects all 12b-1 fees.


1996 FUND EXPENSES
                                                                                                 Total              Underwriting
                                                  Class A          Class B        Class C        Underwriting       Commissions
FUND                             Advisory Fees    12b-1 Fees       12b-1 Fees     12b-1 Fees     Commissions        Retained
===============================  ================ ===============  =============  ============== ================== ===============
Emerging Markets (1)                 $342,379 (a)     $3,883            $19,319          $493          $12,924            $1,307
Global Leaders (2)                   $199,941 (b)     $7,416            $64,024          $837         $221,285           $23,449
Global Opportunities (3)           $5,668,408       $454,608         $3,210,981    $1,087,829       $6,424,039             -0-
International Equity (1)             $891,137 (c)    $14,674            $86,432        $1,589          $40,927            $6,190
Latin America (1)                    $831,618        $29,525           $886,788       $94,357       $1,172,200        $1,020,432
Natural Resources (4)                $217,332        $11,886           $152,380       $17,285         $246,847           $93,134
Precious Metals (5)                $1,354,605           N/A          $1,979,775*         N/A        $1,979,775          $755,218
International Growth (1)           $1,076,770           N/A          $1,442,473*         N/A        $1,382,238          $442,507
===============================  ================ ===============  =============  ============== ================== ==============

(1)      Year end 10/31/96
(2)      Four months ended 10/31/96
(3)      Year ended 9/30/96
(4)      Year ended 3/31/96

(5)      Year ended 2/29/96
(a)      Of that amount, $326,122 waived by Adviser.
(b)      Of that amount, $138,323 waived by Adviser.
(c)      Of that amount, $479,316 waived by Adviser.
*        Not multiple class during this period; amount reflects all 12 b-1 fees.





1995 FUND EXPENSES
                                               Total              Underwriting
                                               Underwriting       Commissions
FUND                        Advisory Fees      Commissions        Retained
==========================  ================== ================== ==============
Emerging Markets (1)            $130,542 (a)        $8,029               $949
Global Leaders                       N/A              N/A                  N/A

Global Opportunities (2)      $3,009,974        $3,227,507              -0-
International Equity (1)        $299,412 (b)       $36,393              $4,428
Latin America (1)             $1,099,920        $1,719,539          $1,451,551
Natural Resources (3)           $217,332          $353,409            $612,702
Precious Metals (4)           $1,396,523        $2,179,660           $255,046
International Growth (5)        $985,652        $1,486,838           $807,110
==========================  ================== ================== ==============


(1) Ten months ended  10/31/95 (2) Year ended 9/30/95 (3) Year ended 3/31/95 (4)
Year ended 2/28/95 (5) Year ended 10/31/95
  (a) Entire amount waived by Adviser.
  (b) Of that amount, $212,295 waived by Adviser.


BROKERAGE COMMISSIONS PAID

         The table below shows (1) total amounts paid by each Fund in brokerage commissions and (2) brokerage commissions paid by each Fund to Lieber & Company, an affiliate of FUNB, during each of the fiscal periods specified.

                 1997                               1996                                      1995
Fund
================ ---------------------------------  ----------------------------------------- --------------------------------------
                 Total           Paid to Lieber     Total                 Paid to Lieber      Total                Paid to Lieber
                 ==============  =================  ====================  =================== ==================== =================
Emerging               (a)            -0- (a)          $242,847 (a)               -0-   (a)      $60,543 (a)             -0-    (a)
  Markets



                                                  35




Global                 (a)        $119,963(a)           $203,040 (e)          $54,074  (e)               N/A                  N/A
  Leaders
Global                 (b)                (b)                                     -0-  (b)       $454,203  (b)
  Opportunities        (c)                (c)         $1,809,181 (b)                                                      -0-   (b)
International          (a)          -0-   (a)           $560,019 (a)              -0-  (a)        $71,508  (a)            -0-   (a)
  Equity
Latin                  (a)          -0-   (a)                    (a)                   (a)                 (a)                  (a)
  America
Natural                (d)                (d)
   Resources    $62,307(e)                (e)            $52,549 (c)              -0-  (c)        $300,142 (c)            -0-   (c)
Precious               (f)                (f)           $438,893 (d)              -0-  (d)        $523,800 (d)
   Metals      $477,545(g)                (g)                                                                             -0-   (d)
International          (a)                (a)           $749,530 (a)              -0-  (a)        $707,000 (e)            -0-   (e)
  Growth
================ ==============  =================  ====================  =================== ==================== =================

1997 FOOTNOTES:
(a)      Year ended 10/31/97
(b)      One month ended 10/31/97
(c)      Year ended 9/30/97
(d)      Seven months ended 10/31/97
(e)      Year ended 3/31/97
(f)      Eight months ended 10/31/97
(g)      Year ended 2/28/97

1996 FOOTNOTES:
(a)      Year ended 10/31/96
(b)      One month ended 9/30/96
(c)      Year ended 3/31/96
(d)      Year ended 2/29/96
(e)      Four months ended 10/31/96


1995 FOOTNOTES:
(a)      Ten months ended 10/31/95
(b)      Year ended 9/30/95
(c)      Year ended 3/31/95
(d)      Year ended 2/28/95
(e)      Year ended 10/31/95


COMPUTATION OF CLASS A OFFERING PRICE

         Class A shares are sold at the NAV plus a sales charge. Below is an example of the method of computing the offering price of Class A shares of each Fund. The example assumes a purchase aggregating less than $50,000 subject to the schedule of sales charges set forth in the prospectus at a price based upon the NAV of each Fund's Class A shares as of October 31, 1997.

FUND*                       NET ASSET VALUE    PER SHARE          OFFERING PRICE
                                               SALES CHARGE       PER SHARE
======================
Emerging Markets                $9.99             $0.50               $10.49
Global Leaders                  $13.67            $0.68               $14.35
Global Opportunities            $23.53            $1.17               $24.70
International Equity            $11.07            $0.55               $11.62
Latin America                   $13.15            $0.66               $13.81
Natural Resources               $12.58            $0.63               $13.21

*Excludes Precious Metals and International Growth, which had not yet offered Class A shares.

PERFORMANCE

Total Return

         Total return quotations for a class of shares of a Fund as they may appear from time to time in advertisements are calculated by finding the average annual compounded rates of return over one, five and ten year periods, or the time periods for which such class of shares has been effective, whichever is relevant, on a hypothetical $1,000 investment that would equate the initial amount invested in the class to the ending redeemable value. To the initial investment all dividends and distributions are added, and all recurring fees charged to all shareholder accounts are deducted. The ending redeemable value assumes a complete redemption at the end of each period.

         The average annual total returns for each class of shares of the Funds (including applicable sales charges) as of October 31, 1997 are as follows:

                                                                TEN YEARS OR
                                                                    SINCE             INCEPTION
FUND/CLASS               ONE YEAR            FIVE YEARS           INCEPTION             DATE
EMERGING MARKETS
Class A                   12.48%                  -                -1.38%              9/6/94
Class B                   12.40%                  -                -1.43%              9/6/94
Class C                   16.54%                  -                -0.48%              9/6/94
Class Y                   18.40%                  -                 0.38%              9/6/94
GLOBAL LEADERS
Class A                    9.43%                  -                10.69%              6/3/96
Class B                    9.01%                  -                10.98%              6/3/96
Class C                   13.02%                  -                13.62%              6/3/96
Class Y                   15.22%                  -                17.35%              11/1/95


23569
                                              37




                                                                TEN YEARS OR
                                                                    SINCE             INCEPTION
FUND/CLASS               ONE YEAR            FIVE YEARS           INCEPTION             DATE
GLOBAL OPPORTUNITIES
Class A                   -0.70%               14.83%              11.60%              3/16/88
Class B                   -1.47%                  -                11.86%              2/1/93
Class C                    2.44%                  -                12.17%              2/1/93
Class Y                      -                    -                3.69%**             1/13/97
INTERNATIONAL EQUITY





Class A                    2.51%                  -                 2.48%              9/2/94
Class B                    1.79%                  -                 2.49%              9/2/94
Class C                    5.76%                  -                 3.40%              9/2/94
Class Y                    7.92%                  -                 4.33%              9/2/94
LATIN AMERICA
Class A                   13.52%                  -                 8.25%              11/1/93
Class B                   13.40%                  -                 8.41%              11/1/93
Class C                   17.38%                  -                 8.82%              11/1/93
NATURAL RESOURCES
Class A                    4.10%                  -                 6.12%              10/7/94
Class B                    3.55%                  -                 6.20%              10/7/94
Class C                    7.55%                  -                 7.07%              10/7/94
PRECIOUS METALS*          -33.51%               3.76%               0.22%          over ten years ago
INTERNATIONAL GROWTH*     12.69%               11.58%               6.48%          over ten years ago

* Not multiple class during this period.
** Cumulative since inception.

NON-STANDARDIZED PERFORMANCE

       In addition to the performance information described above, a Fund may provide total return information for designated periods, such as for the most recent six months or most recent twelve months. This total return information is computed as described under "Total Return" above except that no annualization is made.

GENERAL

       From time to time, a Fund may quote its performance in advertising and other types of literature as compared to the performance of the Standard & Poor's 500 Composite Stock Price Index, the Dow Jones

23569
                                                        38

Industrial Average, Russell 2000 Index, or any other commonly quoted index of common stock prices. The Standard & Poor's 500 Composite Stock Price Index, the Dow Jones Industrial Average and the Russell 2000 Index are unmanaged indices of selected common stock prices. A Fund's performance may also be compared to those of other mutual funds having similar objectives. This comparative performance would be expressed as a ranking prepared by Lipper Analytical Services, Inc. or similar independent services monitoring mutual fund performance. A Fund's performance will be calculated by assuming, to the extent applicable, reinvestment of all capital gains distributions and income dividends paid. Any such comparisons may be useful to investors who wish to compare a Fund's past performance with that of its competitors. Of course, past performance cannot be a guarantee of future results.

Financial Statements

         The audited financial statements and the reports thereon are hereby incorporated by reference to each Fund's Annual Report, a copy of which may be obtained without charge from ESC, P.O. Box 2121, Boston, Massachusetts 02106-2121.


                             ADDITIONAL INFORMATION

         Except as otherwise stated in its prospectus or required by law, each Fund reserves the right to change the terms of the offer stated in its prospectus without shareholder approval, including the right to impose or change fees for services provided.

         No dealer, salesman or other person is authorized to give any information or to make any representation not contained in a Fund's prospectus, SAI or in supplemental sales literature issued by such Fund or the Distributor, and no person is entitled to rely on any information or representation not contained therein.

         Each Fund's prospectus and SAI omit certain information contained in the Trust's registration statement, which you may obtain for a fee from the SEC in Washington, D.C.

23569
                                                        39

                                   APPENDIX A

                          S&P AND MOODY'S BOND RATINGS


S&P BOND RATINGS


           An S&P bond rating is a current assessment of the creditworthiness of an obligor, including obligors outside the U.S., with respect to a specific obligation. This assessment may take into consideration obligors such as guarantors, insurers or lessees. Ratings of foreign obligors do not take into account currency exchange and related uncertainties. The ratings are based on current information furnished by the issuer or obtained by S&P from other sources it considers reliable.

         The  ratings  are  based,   in  varying   degrees,   on  the  following
considerations:

         a. Likelihood of default and capacity and willingness of the obligor as to the timely payment of interest and repayment of principal in accordance with the terms of the obligation;

         b. Nature of and provisions of the obligation; and

         c. Protection afforded by and relative position of the obligation in the event of bankruptcy reorganization or other arrangement under the laws of bankruptcy and other laws affecting creditors' rights.

         PLUS (+) OR MINUS (-): To provide more detailed indications of credit quality, ratings from "AA" to "BBB" may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

         A provisional rating is sometimes used by S&P. It assumes the successful completion of the project being financed by the debt being rated and indicates that payment of debt service requirements is largely or entirely dependent upon the successful and timely completion of the project. This rating, however, while addressing credit quality subsequent to completion of the project, makes no comment on the likelihood of, or the risk of default upon failure of, such completion.

        S&P bond ratings are as follows:

         a. AAA - Debt rated AAA has the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.

         b. AA - Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the higher rated issues only in small degree.

         3. A - Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

         4. BBB - Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal

22987
                                                        A-1
for debt in this category than in higher rated categories.

         5. BB, B, CCC, CC and C - Debt rated BB, B, CCC, CC and C is regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. BB indicates the lowest degree of speculation and C the highest degree of speculation. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

Moody's Bond Ratings

Moody's ratings are as follows:

         1. Aaa - Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt-edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

         2. Aa - Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long term risks appear somewhat larger than in Aaa securities.

         3. A - Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

         4. Baa - Bonds which are rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

         5. Ba - Bonds which are rated Ba are judged to have speculative elements. Their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

         6. B - Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

         7. Caa - Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

         8. Ca - Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in defauolt or have other market shortcomings.

         9. C - Bonds which are rated as C are the lowest rated class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.


22987
                                                        A-2

         Moody's applies numerical modifiers, 1, 2 and 3 in each generic rating classification from Aa through Baa in its corporate bond rating system. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

                            MONEY MARKET INSTRUMENTS

         Money market securities are instruments with remaining maturities of one year or less such as bank certificates of deposit, bankers' acceptances, commercial paper (including variable rate master demand notes), and obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities, some of which may be subject to repurchase agreements.

Commercial Paper

         Commercial paper will consist of issues rated at the time of purchase A-1, by S&P, or Prime-1 by Moody's or F-1 by Fitch Investor Services, L.P.; or, if not rated, will be issued by companies which have an outstanding debt issue rated at the time of purchase Aaa, Aa or A by Moody's, or AAA, AA or A by S&P or Fitch, or will be determined by a Fund's investment adviser to be of comparable quality.

A.       S&P Ratings

         An S&P commercial paper rating is a current assessment of the likelihood of timely payment of debt having an original maturity of no more than 365 days. Ratings are graded into four categories, ranging from "A" for the highest quality obligations to "D" for the lowest. The top category is as follows:

         1. A: Issues assigned this highest rating are regarded as having the greatest capacity for timely payment. Issues in this category are delineated with the numbers 1, 2 and 3 to indicate the relative degree of safety.

         2. A-1: This designation indicates that the degree of safety regarding timely payment is either overwhelming or very strong. Those issues determined to possess overwhelming safety characteristics are denoted with a plus (+) sign designation.

B.       Moody's Ratings

         The term "commercial paper" as used by Moody's means promissory obligations not having an original maturity in excess of nine months. Moody's commercial paper ratings are opinions of the ability of issuers to repay punctually promissory obligations not having an original maturity in excess of nine months. Moody's employs the following designation, judged to be investment grade, to indicate the relative repayment capacity of rated issuers.

         1. The rating Prime-1 is the highest commercial paper rating assigned by Moody's. Issuers rated Prime-1 (or related supporting institutions) are deemed to have a superior capacity for repayment of short term promissory obligations. Repayment capacity of Prime-1 issuers is normally evidenced by the following characteristics:

         1)       leading market positions in well-established industries;

         2)       high rates of return on funds employed;

         3) conservative capitalization structures with moderate reliance on debt and ample asset protection;

         4) broad margins in earnings coverage of fixed financial charges and high internal cash generation; and

22987
                                                        A-3

         5) well established access to a range of financial markets and assured sources of alternate liquidity.

         In assigning ratings to issuers whose commercial paper obligations are supported by the credit of another entity or entities, Moody's evaluates the financial strength of the affiliated corporations, commercial banks, insurance companies, foreign governments or other entities, but only as one factor in the total rating assessment.

C.      Fitch Ratings

         Fitch's short-term ratings apply to debt obligations that are payable on demand or have original maturities of generally up to three years, including commercial paper, certificates of deposit, medium-term notes, and municipal and investment notes.

         The short-term rating places greater emphasis than a long-term rating on the existence of liquidity necessary to meet the issuer's obligations in a timely manner.

         F-1+: Exceptionally Strong Credit Quality. Issues assigned this rating are regarded as having the strongest degree of assurance for timely payment.

         F-1: Very Strong Credit Quality. Issues assigned this rating reflect an assurance of timely payment only slightly less in degree than issues rated "F-1+."

         F-2:  Good  Credit   Quality.   Issues  assigned  this  rating  have  a
satisfactory degree of assurance for timely payment, but the margin of safety is not as great as for issues assigned "F-1+" and "F-1" ratings.

         F-3: Fair Credit Quality. Issues assigned this rating have characteristics suggesting that the degree of assurance for timely payment is adequate; however, near-term adverse changes could cause these securities to be rated below investment grade.

         F-5: Weak Credit Quality. Issues assigned this rating have characteristics suggesting a minimal degree of assurance for timely payment and are vulnerable to near-term adverse changes in financial and economic conditions.

         D: Default. Issues assigned this rating are in actual or imminent payment default.

         LOC: The symbol LOC indicates that the rating is based on a letter of credit issued by a commercial bank.

Evergreen

                                 International
                                   and Global
                                  Growth Funds

                               1997 Annual Report

                              (Photo appears here)

                             (Evergreen tree logo)
                              Evergreen Funds(SM)
                                   SINCE 1932

                               Table of Contents




Letter to Shareholders   .....................   1
Evergreen Emerging Markets Growth
Fund
   Fund at a Glance   ........................   2
   Portfolio Manager Interview ...............   3
Evergreen Global Leaders Fund
   Fund at a Glance   ........................   5
   Portfolio Manager Interview ...............   6
Evergreen Global Real Estate Equity
Fund
   Fund at a Glance   ........................   9
   Portfolio Manager Interview ...............  10
Evergreen International Equity Fund
   Fund at a Glance   ........................  13
   Portfolio Manager Interview ...............  14
Evergreen Latin America Fund
   Fund at a Glance   ........................  16
   Portfolio Manager Interview ...............  17


Financial Highlights
   Evergreen Emerging Markets Growth
      Fund   .................................  20
   Evergreen Global Leaders Fund  ............  22
   Evergreen Global Real Estate Equity Fund     24
   Evergreen International Equity Fund  ......  27
   Evergreen Latin America Fund   ............  29
Schedules of Investments
   Evergreen Emerging Markets Growth
      Fund   .................................  31
   Evergreen Global Leaders Fund  ............  35
   Evergreen Global Real Estate Equity Fund     39
   Evergreen International Equity Fund  ......  41
   Evergreen Latin America Fund   ............  46
Statements of Assets and Liabilities .........  49
Statements of Operations .....................  50
Statements of Changes in Net Assets -
   Year-end October 31, 1997   ...............  51
Statements of Changes in Net Assets -
   Year-end October 31, 1996   ...............  52
Notes to Financial Statements  ...............  53


--------------------------------------------------------------------------------

                                Evergreen Funds

Evergreen Funds is one of the nation's fastest growing investment companies with more than $40 billion in assets under management.

With 65 mutual funds to choose among and acclaimed service and operations capabilities, investors enjoy a broader range of quality investment products and services designed to meet their needs.

The Evergreen Funds employ intensive, research-driven investment strategies executed by over 90 research analysts and portfolio managers. The fund company remains dedicated to meeting the needs of investors and their advisors in a global economy. Look to the Evergreen Funds to provide a distinctive level of service and excellence in investment management.

This brochure must be preceded or accompanied by a prospectus of an Evergreen fund contained herein. The prospectus contains more complete information, including fees and expenses, and should be read carefully before investing or sending money.

                ----------------------------------------------------------------
  Mutual Funds: ARE NOT FDIC INSURED   May lose value o Are not bank guaranteed
                ----------------------------------------------------------------




                       Evergreen Funds Distributor, Inc.

        International investing involves increased risk and volatility.

                             Letter to Shareholders
                             ----------------------

                                 December 1997






                                Dear Shareholders:


                                It   often   seems   that   when   international
                                investment   diversification   makes   the  most
                                intellectual sense, it makes the least
(Photo of                       emotional sense.
William M. Ennis)
                                Like many international and
 William M. Ennis               global funds, the Evergreen international and
 Managing Director              global funds have provided positive returns
                                during the past year. However, the returns for
the 12 months ended October 31, 1997, were held back by the market setbacks during October when several Asian currencies were devalued and local stock markets suffered severe losses. As a result of both this volatility and the positive investment environment in the United States, most domestic equity funds showed superior returns for the period.

It is easy to see why some mutual fund shareholders might question the value of investing in an international fund. It just seems more comfortable to invest in large U.S. companies, which have been the market leaders for the past three years.

The Advantages of Diversification
The answer is simple. Over the longer term, international diversification of part of one's investment portfolio can help enhance returns and reduce volatility. The United States stock market has had a wonderful rally for the past three years. However, looking at present prices, many investment professionals see more attractive values in the international markets that have been lagging the U.S. market. In addition, the very large American companies, whose stocks have been the best performers, may be less able to increase their future earnings by the restructuring programs that have been helping them. Their ability to export also is weakened by the strong U.S. dollar. Meanwhile, very similar restructuring and cost-cutting proposals are just beginning to take hold among corporations in Europe and Japan. Moreover, we believe the emerging markets still have significant long-term opportunities, despite inevitable periods of short-term volatility.

At Evergreen Funds, we encourage you to remain focused on your long-term goals and to remain disciplined in your personal investment strategies. No one can confidently say whether next year's market will follow last year's pattern, or whether trends will reverse themselves so that last year's lagging strategy becomes next year's winning strategy. We can say, however, that the most likely winners in the long run are those who consistently follow long-term investment strategies.

Upcoming Developments
In the next few weeks and months, shareholders of Evergreen and Keystone funds will begin to notice some changes. The Evergreen Keystone Funds are becoming the Evergreen Funds. On October 31, 1997, Keystone America Funds adopted the name of Evergreen and in early 1998 the original Keystone Fund Family will take the Evergreen name.

We believe that by putting all the funds under the umbrella name of Evergreen Funds we will be creating a simpler and more cohesive image. Importantly, we expect to create substantial cost savings for shareholders as a result of consolidating prospectuses, annual reports, legal registrations and other materials. It also will be easier for you to find all the funds of the Evergreen Family, to which you have exchange privileges, under one heading in newspapers and electronic services.

What will not change will be our commitment to provide you with the finest investment products and shareholder services possible.

If you have any questions about these changes or other issues affecting your investments, we encourage you to consult your financial advisor or call Evergreen Funds at 1-800-343-2898.

Sincerely,



/s/ William M. Ennis
William M. Ennis
Managing Director

                                   EVERGREEN
                          Emerging Markets Growth Fund



                    Fund at a Glance as of October 31, 1997

We try to take advantage of the excellent opportunities in emerging markets, while being very conscious of the risks and volatility of these markets.

              Portfolio
              Management
- ----------------------------------------

         (Photo of Gilman Gunn)

              Gilman Gunn


--------------------------------------------------------------------------------
                            PERFORMANCE AND RETURNS

                                 Class A     Class B     Class C     Class Y
Inception Date                  9/6/94      9/6/94      9/6/94      9/6/94
- --------------------------------------------------------------------------------
Average Annual Returns*
- --------------------------------------------------------------------------------
One year with sales charge     12.48%      12.40%      16.54%      18.40%
- --------------------------------------------------------------------------------
One year w/o sales charge      18.09%      17.40%      17.54%      18.40%
- --------------------------------------------------------------------------------
3 years                         0.29%       0.26%       1.25%       2.17%
- --------------------------------------------------------------------------------
5 years                         -           -           -           -
- --------------------------------------------------------------------------------
10 years                        -           -           -           -
- --------------------------------------------------------------------------------
Since Inception                -1.38%      -1.43%      -0.48%       0.38%
- --------------------------------------------------------------------------------
Cumulative Total Return since
  inception                    -4.28%      -4.45%      -1.50%       1.22%
- --------------------------------------------------------------------------------

*Adjusted for maximum applicable sales charge


--------------------------------------------------------------------------------
                               LONG TERM GROWTH


(A line graph appears here with the following plot points.)

                             9/94     10/94     10/95     10/96     10/97
Class A Shares              $9,525    9,039     7,525     8,107     $9,572
Morgan Stanley Emerging
   Markets Index (MS EMI)  $10,000    9,472     7,522     7,814     $6,919
Morgan Stanley EAFE
   Index (MS EAFE)         $10,000    9,983     9,787    10,644    $10,968


Comparison of a change in value of a $10,000 investment in Evergreen Emerging Markets Growth Fund Class A, the Morgan Stanley Emerging Markets Index and the Morgan Stanley EAFE Index.


Past performance is no guarantee of future results. The performance of each class may vary based on differences in loads and fees paid by the shareholder investing in different classes. The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than original cost.



--------------------------------------------------------------------------------
                                INVESTMENT STYLE

                      Morningstar's Style Box is based on a portfolio date as of
                        9/30/97.

(Graphic appears here)

                      The Equity Style Box placement is based on a fund's price-to-earnings and price-to-book ratio relative to the S&P 500, as well as the size of the companies in which it invests, or median market capitalization.


                      Source: 1997 Morningstar, Inc.

                                   EVERGREEN
                          Emerging Markets Growth Fund

                           Portfolio Manager Interview


--------------------------------------------------------------------------------
     How did the Fund perform during the past year?


     The Fund had excellent performance, especially in light of the volatility in emerging markets in October, at the end of the fiscal year. The Evergreen Emerging Markets Growth Fund's Y Class had a total return of 18.4% for the 12 months that ended on October 31, 1997. For the same period, the Morgan Stanley Capital International Emerging Markets Index, an unmanaged index of emerging market securities, had a return of -8.5%.


     The Fund's A Class had a total return of 18.1%. The B and C Classes had total returns, respectively, of 17.4% and 17.5%. All performance figures are before deduction of any sales charges, if applicable.


--------------------------------------------------------------------------------
     What is the current strategy of the Fund, Gilman?


     We at Keystone Investment Management Company started managing the Fund on September 1, 1997. The Fund has had an excellent record, and it has continued to do well since we took it over. Our philosophy and that of the predecessor manager are very much alike. We try to take advantage of the excellent opportunities in emerging markets, while being very conscious of the risks and volatility of these markets. Since we took over management, we have been very defensive, and this has worked to the Fund's advantage.


     On September 1, when we assumed responsibility for the Fund, it had about 25% of its assets in Asia, including about 22% in Hong Kong and Taiwan. We sold almost all our Asian holdings and increased cash because of our feeling that clouds would darken over these two countries as they had in other Asian countries. In fact, those two markets had sharp turndowns in September and October, and we avoided that.


     As a result of the sale of Asian securities and of the influx of a significant amount of money in September, we had a large cash balance at the end of the fiscal year, more than 40% of net assets. We think this is appropriate in this period of volatility in the emerging markets. It makes more sense to be more defensive than in other international equity funds that invest in more developed markets.


--------------------------------------------------------------------------------
     What countries are you emphasizing?


     Our largest weighting is in Brazil, at about 13% of net assets. Brazil is a very volatile market, but we think the valuation levels are attractive. We are focusing primarily on companies undergoing privatization, including:
     Telebras,  a  telecommunications   company;  CEMIG,  an  electric  utility;
     Petrobras,  an oil  company;  and  CVRD,  a mining  and  natural  resources company. These companies that have been state-owned are extremely attractive. The government is preparing for privatization, which usually means that they are receiving rate relief and get ting a rate structure that is more clear.

     The second largest weighting is in Mexico, at about 10.5% of net assets. Despite the volatility, we believe Latin America remains a good opportunity because valuation levels still are attrac tive, relative to other markets, and govern ment macroeconomic policies are sound.





                                  Geographical
                                  Allocation-
                                    Equities
                                    --------
                          (As a percentage of equities)




Brazil                                               21.6%
- ----------------------------------------------------------
Mexico                                               16.9%
- ----------------------------------------------------------
Portugal                                             10.3%
- ----------------------------------------------------------
Turkey                                                9.1%
- ----------------------------------------------------------
Hungary                                               9.0%
- ----------------------------------------------------------
Egypt                                                 4.0%
- ----------------------------------------------------------
Argentina                                             3.7%
- ----------------------------------------------------------
Russia                                                3.4%
- ----------------------------------------------------------
South Africa                                          3.1%
- ----------------------------------------------------------
Chile                                                 3.0%
- ----------------------------------------------------------
Other                                                15.9%
- ----------------------------------------------------------

Equities represented 62.2% of net assets. Other investments totaled 37.8% and included short-term investments, foreign currency holdings and other assets and liabilities.

                                   EVERGREEN
                          Emerging Markets Growth Fund

                           Portfolio Manager Interview

     The next largest weightings are Portugal, at about 6.4% of net assets, Turkey at about 5.7% and Hungary at 5.6%. Europe is a region that provides good growth, and a good balance of diversification. We also have investments in Russia, South Africa, Israel, Egypt and Poland. At the end of the fiscal year, only about 3% of the portfolio was invested in Asia, with Singapore the largest weighting at 1.0% of net assets.


                               Sector Allocation
                               -----------------
                        (As a percentage of net assets)


       Telecommunication Services and Equipment                      13.6%
       -------------------------------------------------------------------
       Finance & Insurance                                           12.2%
       -------------------------------------------------------------------
       Healthcare Products & Services                                  5.4%
       -------------------------------------------------------------------
       Food & Beverage Products                                        5.0%
       -------------------------------------------------------------------
       Oil/Energy                                                      4.8%
       -------------------------------------------------------------------
       Diversified Companies                                           3.7%
       -------------------------------------------------------------------
       Utilities - Electric                                            3.2%
       -------------------------------------------------------------------
       Metals & Mining                                                 2.6%
       -------------------------------------------------------------------
       Electrical Equipment & Services                                 2.1%
       -------------------------------------------------------------------
       Building, Construction & Furnishings                            1.5%
       -------------------------------------------------------------------

--------------------------------------------------------------------------------
     What sectors or industries are you emphasizing?

     Telecommunications stocks, at about 14% of net assets, represent our largest weighting. Our largest holding is in Brazil, Telebras. Around the world, telecommunications companies have very good attributes in emerging markets. These companies, typically large telephone companies, are usually in dominant positions in the country and the local stock market. They also are very important for the country, because the telecommunications industry is an essential ingredient for infrastructure development, which is required for economic growth.


     We also are emphasizing banking and electric utilities. All of these industries are represented by companies that are fairly large, are fairly stable and are well run. They are all important industries to the futures of their countries.


                                Top 10 Holdings
                                ---------------
                        (As a percentage of net assets)


       Richter Gedeon, GDR (Hungary)                                   2.7%
       -------------------------------------------------------------------
       Telecomunicacoes Brasileiras S.A., ADR
       ("Telebras")(Brazil)                                            2.7%
       -------------------------------------------------------------------
       Compania Vale Do Rio Doce

       Navegacao S.A. (Brazil)                                         2.6%
       -------------------------------------------------------------------
       LUKoil Oil Co., ADR (Russia)                                    2.1%
       -------------------------------------------------------------------
       Compania de Telecom de
       Chile, S.A. (Chile)                                             1.9%
       -------------------------------------------------------------------
       Haci Omer Sabanci (Turkey)                                      1.9%
       -------------------------------------------------------------------
       Campofrio Alimentacion
       S.A. (Spain)                                                    1.8%
       -------------------------------------------------------------------
       YPF Sociedad Anonima ADR
       (Argentina)                                                     1.8%
       -------------------------------------------------------------------
       Portugal Telecom S.A., ADR
       (Portugal)                                                      1.5%
       -------------------------------------------------------------------
       Telecomunicacoes de Sao Paulo,
       S.A. (Brazil)                                                   1.5%
       -------------------------------------------------------------------


--------------------------------------------------------------------------------
     What is your outlook?


     Although emerging markets have been very volatile lately, we continue to see excellent long-term opportunities in emerging markets. The good growth rates in many of these markets, combined with economic reforms and liberalization, provide strong long-term potential. Our investment team makes frequent visits to these markets, to talk to government and company officials and to make sure we keep our ears close to the ground. We think there is significant investment potential, especially in some of the industries I have mentioned. We also want to manage the portfolio with a healthy respect for risk, because emerging markets are quite volatile.

                                   EVERGREEN
                              Global Leaders Fund


                     Fund at a Glance as of October 31, 1997

The Fund continued its disciplined strategy of seeking what we believe are the "100 best companies in the world," based on Evergreen's quantitative and qualitative analysis.

             Portfolio
             Management
- ----------------------------------------
      (Photo of Stephen A. Lieber)

          Stephen A. Lieber


       (Photo of Edwin D. Miska)

           Edwin D. Miska

--------------------------------------------------------------------------------
                            PERFORMANCE AND RETURNS

                                 Class A     Class B     Class C     Class Y
Inception Date                  6/3/96      6/3/96      6/3/96      11/1/95
- --------------------------------------------------------------------------------
Average Annual Returns*
- --------------------------------------------------------------------------------
One year with sales charge      9.43%       9.01%      13.02%      15.22%
- --------------------------------------------------------------------------------
One year w/o sales charge      14.88%      14.01%      14.02%      15.22%
- --------------------------------------------------------------------------------
5 years                         -           -           -           -
- --------------------------------------------------------------------------------
10 years                        -           -           -           -
- --------------------------------------------------------------------------------
Since Inception                10.69%      10.98%      13.62%      17.35%
- --------------------------------------------------------------------------------
Cumulative Total Return since
  inception                    15.44%      15.86%      19.78%      37.77%
- --------------------------------------------------------------------------------
12 month distribution per
  share                        $0.01       $0.01       $0.01       $0.01
- --------------------------------------------------------------------------------

*Adjusted for maximum applicable sales charge


--------------------------------------------------------------------------------
                                LONG TERM GROWTH


(Line graph appears here with the following plot points.)

                         6/96    10/96      1/97      4/97      7/97     10/97
Class A Shares           9,525   10,031    10,487    10,554    12,282    11,544
Consumer Price
   Index (CPI)          10,000   10,108    10,160    10,230    10,246    10,287
MSCI World
   Index (MSCIWI)       10,000   10,184    10,664    10,873    12,629    11,725



Comparison of a change in value of a $10,000 investment in Evergreen Global Leaders Fund Class A, the MSCI World Index and the Consumer Price Index.


Past performance is no guarantee of future results. The performance of each class may vary based on differences in loads and fees paid by the shareholder investing in different classes. The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than original cost.


--------------------------------------------------------------------------------
                                INVESTMENT STYLE


                      Morningstar's Style Box is based on a portfolio date as of
                        9/30/97.

(Graphic appears here)

                      The Equity Style Box placement is based on a fund's price-to-earnings and price-to-book ratio relative to the S&P 500, as well as the size of the companies in which it invests, or median market capitalization.

                      Source: 1997 Morningstar, Inc.

                                    EVERGREEN
                              Global Leaders Fund

                         Portfolio Manager Interview


--------------------------------------------------------------------------------
     How did the Fund perform during the year?


     The Fund did well, outperforming the relevant indices. For the 12-month period that ended on October 31, 1997, the Evergreen Global Leaders Fund's Y Class had a total return of 15.22%. For the same period, the Morgan Stanley Capital International World Index, which is weighted according to the capitalization of countries, had a return of 14.76% and the Morgan Stanley EAFE Index, a commonly used index of markets outside the United States, had a return of 3.04%.


     The Fund's Class A Shares had a return of 14.88%, while Class B Shares and Class C Shares had returns, respectively, of 14.01% and 14.02%. All performance figures are before deduction of any sales charges, if applicable.



--------------------------------------------------------------------------------
     What was the investment environment like during this fiscal period?


     In general, the principal markets in which the Fund invests had strong performance during the year, despite bouts of volatility that were exacerbated by regional economic issues. Seventeen of the 23 nations included in the Morgan Stanley Capital International World Index had positive returns in U.S. dollar terms during the 12-month period. The strongest performing markets were European, led by Finland (45.05%), Spain (35.13%), and Italy (31.25%), while negative returns were concentrated in countries in the Far East. The United States, which your Fund continued to emphasize, had a strong 30.57% return during the year, as measured by the S&P 500 Index.



--------------------------------------------------------------------------------
     What was your investment strategy during the year?


     The Fund continued its disciplined strategy of seeking what we believe are the "100 best companies in the world," based on Evergreen's quantitative and qualitative analysis. Investing in an environment that was generally positive toward equity investing, the Fund focused on companies whose financial performance and products and services distinguished them as leaders within their markets. Our investment discipline continued to concentrate on building a portfolio of companies which have been consistently profitable, exhibit a strong pattern of sustained earnings growth and show the potential to continue this pattern. We look for companies that have generated relatively high returns on shareholders' equity and offer what we believe are the best relative values. In assembling this portfolio, we examine global macroeconomic and political factors and utilize a qualitative stock selection process using a strong value discipline.

                               Sector Allocation
                               -----------------
                        (As a percentage of net assets)


       Information Services & Technology                                 10.8%
       ----------------------------------------------------------------------
       Retailing & Wholesaling                                           10.5%
       ----------------------------------------------------------------------
       Healthcare Products & Services                                     9.8%
       ----------------------------------------------------------------------
       Consumer Products & Services                                       6.9%
       ----------------------------------------------------------------------
       Chemical & Agricultural Products                                   6.5%
       ----------------------------------------------------------------------
       Industrial Specialty Products & Services                           5.8%
       ----------------------------------------------------------------------
       Food & Beverage Products                                           5.5%
       ----------------------------------------------------------------------
       Finance & Insurance                                                5.4%
       ----------------------------------------------------------------------
       Publishing, Broadcasting & Entertainment                           5.3%
       ----------------------------------------------------------------------
       Textile & Apparel                                                  5.2%
       ----------------------------------------------------------------------


--------------------------------------------------------------------------------
     Where did you have your greatest emphasis?


     The Fund had its greatest emphasis in the United States, with a 34.5% asset allocation at the end of the fiscal year, up from the 31.9% at the end of the previous fiscal year. The equity market in the U.S. was very strong during the year, aided by moderate economic growth, relatively low and declining interest rates, low inflation, strengthening consumer demand and low unemployment. In this environment, many large, blue-chip companies continued to post strong earnings growth, and

                                   EVERGREEN
                              Global Leaders Fund

                          Portfolio Manager Interview

     were favored by institutional and individual investors. This investor sentiment was reflected in the strong performance of the U.S. dollar versus other currencies. The Fund's U.S. portfolio segment had a return of 42.7% for the year.


     The top-performing U.S. companies in the portfolio included major names which have shown an ability to achieve consistently outstanding results. These companies represented a number of diverse industries. For example, the greatest performer during the year was Schwab (Charles) & Co., from the financial services sector, with a 108.4% gain. Other strong performers in the financial services sector included: SLM Holding Corp. (Sallie Mae),

     MBNA Corp., and Norwest Corp. Major contributors from the technology sector included Microsoft Corp., with a 92.9% gain, and Compaq Computer Corp., with a 75.7% gain. Schering-Plough Corp. had the highest return among U.S. pharmaceutical companies, with a 74.1% total return during the year. Other strong performers included two retailers, Gap Inc. and Home Depot Inc., with returns of 83.0% and 52.2% respectively, and cruise operator Carnival Corp. whose Class A Stock had a return of 49.4%.


     In all, 32 of the 36 U.S. companies in the portfolio at the end of the year had positive performance, with 22 companies having returns greater than 25% during the 12-month fiscal period.



--------------------------------------------------------------------------------
     How did the Fund's foreign investments perform?


     The Fund's foreign holdings returned lower absolute results than the U.S. holdings, reflecting the more difficult conditions in some regions and the challenge of international investing during a period when the U.S. dollar was strengthening against foreign currencies.


     Overall, the Fund's foreign holdings had a return of 5.48%. While this was less than the performance of the U.S. portfolio, it was superior to the benchmark Morgan Stanley Capital International EAFE Index, with its return of 3.04% for the 12 months ended October 31, 1997. The non-U.S. portion of the portfolio accounted for 65% of Fund assets at the end of the fiscal year.


     Two major factors contributed to the results that were less than those achieved in the U.S.: the weakness of most foreign currencies versus the U.S. dollar and the volatility of markets in the Far East. The dollar rose in value versus most currencies, thus eroding at least part of the returns realized in local currency terms. Your Fund did not engage in active currency management, or hedging strategies, during the year. In the Far East, the regional economic instability that began during the year in the emerging market economies of Thailand, Indonesia and Korea spilled into the neighboring markets of Hong Kong, China, Japan and Malaysia near the end of the fiscal year. This regional instability spread throughout the world, causing at least some volatility in virtually every market. The negative impact on the Fund was limited, however, by the relatively light allocation to the Far East.


--------------------------------------------------------------------------------
     How did the Fund do with individual countries in major foreign markets?

     In general, the Fund had positive returns from the major non-U.S. markets. In fact, the Fund's investments in Japan had a positive return of 9.9%, despite over all weakness in the Japanese market, which was down 18.7%, as measured by the MSCI Japan Country Index, and a depreciation of the Yen versus the dollar. Among the successful investments in Japan were Seven-Eleven Japan Co., Ltd. and Nintendo Co., Ltd., up 22.1% and 19.6% respectively.



                                  Geographical
                                   Allocation
                                   ----------
                        (As a percentage of net assets)

Europe                                        47.0%
- ---------------------------------------------------
North America                                 40.8%

- ---------------------------------------------------
Japan                                          6.8%
- ---------------------------------------------------
Far East                                       5.4%
- ---------------------------------------------------

                                   EVERGREEN
                              Global Leaders Fund

                          Portfolio Manager Interview

     In other countries, the Fund had strong performance in Belgium, up 30.7% for the year; Germany, up 25.3%; Great Britain, up 19.8%; Norway, up 16.7%; and Canada, up 12.3%. The weakest performers, as one might expect, were in the Far East, with investments in Malaysia posting a -52.4% return and Hong Kong a -21.2% return. The Fund's investments in France had a -12.6% return and Italy had a -4.5% return.


     Among individual issues, the top-performing stock in the entire portfolio was SAP AG, the German industrial process software giant, with a 132.1% gain. Other strong foreign contributors to performance included several British companies, including Lloyd's TSB Group, a banking company, with a 98.0% return; Legal and General Group PLC, an insurance company, with a 56.5% return; the pharmaceutical company, SmithKline Beecham PLC, up 54.7%; and Vodafone Group Plc, a mobile phone operator with a 40.2% return. Outside the United Kingdom, strong performers included UCB SA, the Belgian pharmaceutical and chemical company with a 76.9% return; Hennes & Mauritz, a Swedish clothing retailer that had a return of 59.3%; Getronics NV, a Dutch systems integrator with a 31.1% return; and Benetton Group SpA, the Italian clothing retailer, with a return of 30.2% for the portfolio.

                                Top 10 Holdings
                                ---------------
                        (As a percentage of net assets)


       Seven Eleven Japan Co., Ltd (Japan)                                3.9%
       -----------------------------------------------------------------------
       RWE AG (Germany)                                                   3.0%
       -----------------------------------------------------------------------
       Nintendo Co., Ltd. (Japan)                                         2.6%
       -----------------------------------------------------------------------
       Ems-Chemie Holding AG (Switzerland)                                2.3%
       -----------------------------------------------------------------------
       SAP AG (Germany)                                                   2.0%
       -----------------------------------------------------------------------
       Bombardier, Inc., Cl. B (Canada)                                   1.8%
       -----------------------------------------------------------------------
       General Electric Co. (U.S.)                                        1.8%
       -----------------------------------------------------------------------
       Wal-Mart Stores, Inc. (U.S.)                                       1.7%
       -----------------------------------------------------------------------
       Hugo Boss AG (Germany)                                             1.6%
       -----------------------------------------------------------------------
       Du Pont (E.I.) De Nemours & Co. (U.S.)                             1.6%
       -----------------------------------------------------------------------

--------------------------------------------------------------------------------
     What is your outlook?

     We retain a positive outlook for the near future. We continue to believe that superior performance can be achieved by companies which consistently demonstrate sustained and visible growth in any economic environment. We will continue to be vigilant to identify such companies, and we will be pro-active in managing the portfolio in light of changing global macro-economic, political and social conditions.

                                   EVERGREEN
                         Global Real Estate Equity Fund

                    Fund at a Glance as of October 31, 1997

We'll continue with a balanced strategy, looking both for attractively priced growth companies and undervalued real estate opportunities in the world's stock markets.

                                   Portfolio
                                   Management
                    ----------------------------------------

                          (Photo of Samuel A. Lieber)

                                Samuel A. Lieber

--------------------------------------------------------------------------------
                            PERFORMANCE AND RETURNS


                                 Class A     Class B     Class C     Class Y
Inception Date                  2/10/95     2/8/95      2/9/95      2/1/89
- --------------------------------------------------------------------------------
Average Annual Returns*
- --------------------------------------------------------------------------------
One year with sales charge     0.37%       -0.47%       3.61%       5.54%
- --------------------------------------------------------------------------------
One year w/o sales charge      5.37%        4.53%       4.61%       5.54%
- --------------------------------------------------------------------------------
3 years                         -           -           -           0.41%
- --------------------------------------------------------------------------------
5 years                         -           -           -           9.08%
- --------------------------------------------------------------------------------
10 years                        -           -           -           -
- --------------------------------------------------------------------------------
Since Inception                2.71%        2.83%       3.94%       4.24%
- --------------------------------------------------------------------------------
Cumulative Total Return since
  inception                    7.55%        7.93%      11.11%      43.86%
- --------------------------------------------------------------------------------
12 month distribution per
  share                           -            -           -       $0.02
- --------------------------------------------------------------------------------

*Adjusted for maximum applicable sales charge
--------------------------------------------------------------------------------

                               LONG TERM GROWTH


(A line graph appears here with the following plot points.)

                           2/95      10/95          10/96          10/97
Class A Shares             9,525     9,964         10,566         10,755
MSCI Global Real Estate
   Index (MSCIGRE)        10,000    10,186         10,491         10,677
MSCI World
   Index (MSCIWI)         10,000    12,128         15,048         20,565




Comparison of a change in value of a $10,000 investment in Evergreen Global Real Estate Equity Fund Class A, the MSCI Global Real Estate Index, and the MSCI World Index.


Past performance is no guarantee of future results. The performance of each class may vary based on differences in loads and fees paid by the shareholder investing in different classes. The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than original cost.


--------------------------------------------------------------------------------
                                INVESTMENT STYLE


                      Morningstar's Style Box is based on a portfolio date as of
                        9/30/97.
(Graphic appears here)


                      The Equity Style Box placement is based on a fund's price-to-earnings and price-to-book ratio relative to the S&P 500, as well as the size of the companies in which it invests, or median market capitalization.


                      Source: 1997 Morningstar, Inc.

                                   EVERGREEN
                         Global Real Estate Equity Fund

                          Portfolio Manager Interview


--------------------------------------------------------------------------------
     How did the Fund do during the fiscal year?


     The Fund outperformed its benchmark, the Morgan Stanley Global Real Estate Index, for both the six month and 12 month periods under review. For the 12 month period that ended on October 31, 1997, the Fund's Class Y shares had a positive total return of 5.54%. In contrast, the Morgan Stanley Global Real Estate Index had a negative return of -15.4%. During the same period, Class A shares had a total return of 5.37%, Class B shares had a total return of 4.53%, and Class C shares had a total return of 4.61%. The Fund's performance was especially strong in the final six months of the year. Class Y shares had a positive total return of 13.97% for the six-month period, even as the benchmark Morgan Stanley Global Real Estate Index produced a loss of -15.5%.

--------------------------------------------------------------------------------
     What was the investment environment like during the fiscal year?


     Speaking broadly, this has been a period of declining interest rates and moderate economic growth in many regions of the world. This was positive for both real estate and stock markets. However, the situation varied dramatically from region to region. The so-called "Asian Contagion" started slowly in Thailand before spreading throughout the "Asian Tigers" and threatening other larger markets.

--------------------------------------------------------------------------------
     What factors created such major regional variations in performance?


     In general, local property supply and demand situations combined with the overall economic climate to influence performance. In the U.S., we did have a brief rise in interest rates in April, as the Federal Reserve raised short-term rates to thwart any increase in inflationary pressure. This had a short-term effect in the stock markets in the United States and in Asia, but markets bounced back as inflation worries receded and interest rates resumed their downward trend. Over the full year, the economy was very positive for the entire real estate industry in the United States, especially in the homebuilding sector, where the Fund had a major emphasis.

     Great Britain is also well into its business cycle, and has enjoyed a strong market for real estate. In Europe, expanding economic growth in its southern and northern countries has helped real estate, while the central countries, Germany and France, continue to be bogged down by tight domestic monetary policy and high unemployment as they prepare to join the European Economic Union. Eastern Europe appears to be cooling off a bit, as well.



--------------------------------------------------------------------------------
                            GEOGRAPHICAL ALLOCATION


                                 As of 10/31/96

Asia                               34.9%
Europe                             33.1%
North and South America            28.6%
Other                               3.4%

                                As of 10/31/97

Asia                               16.1%
Europe                             45.5%
North and South America            38.4%


     In Asia, the economic environment worsened, especially after June. We witnessed the continuation of a sluggish economy in Japan, with the exception of its export-oriented companies. While the office sector has improved, residential and retail properties are soft. Japan's economic problems are being exacerbated by the problems in Southeast Asia. In the afflicted Asian countries, the combination of both currency and liquidity constraints created a rapidly destabilizing domino effect. Such a shock to the system can devastate weak companies while creating opportunities for the survivors.

     We believe the Asian problems were a reaction to the strength of the U.S. dollar. Those economies closely linked to the U.S. currency experienced an erosion of their competitiveness relative to countries such as China and India. Thus, Indonesia, Malaysia, South Korea, and

                                   EVERGREEN
                         Global Real Estate Equity Fund

                          Portfolio Manager Interview

     the Philippines became less competitive and their export growth slowed. As a result, more attention was focused on capital flows and the amount of foreign capital that had financed each country's expansion. Short-term debt became more expensive as the local currencies declined against the U.S. dollar. For the 12 month period, the Thai Baht declined 35% against the dollar. The Indonesian Rupiah lost 34%, the Malaysian Ringgit lost 28%, and the South Korean and Philippine currencies each lost 25% against the dollar, by the end of October. The short-term impact is exceptionally expensive capital and vastly reduced liquidity.



--------------------------------------------------------------------------------
     In light of these changing conditions, what was your investment strategy, and what type of asset allocation changes did you make during the year?


     The best performing markets were in North America and Great Britain. In Great Britain, the property share indices increased by 33%, and in Canada they increased by 54%. Real Estate Investment Trust (REITs) in the United States were up 33.5% for the year, and homebuilders increased by 74%. The Fund's investment strategy was to reduce exposure to weaker market sectors and countries in Asia, while adding to the Fund's holdings in relatively stable countries with positive real estate fundamentals and undemanding share valuations.

     During the period, we increased the Fund's investments in the United States from 21.2% to 25.2% with a sizable portion going to the stocks of homebuilders. By the fiscal year-end, two of the Fund's largest holdings were Continental Homes and U.S. Home Corp., which gained 87% and 152%, respectively, during the year.

     The Fund's allocation to Canada was dramatically increased from 0.9% to 4.4% during the fiscal year, with the total allocation to both North and South America increased from 28.6% to 38.4%.

     In Europe, the Fund's holdings increased from 33.1% to 45.5%. The most notable changes were in two of the strongest real estate markets: Spain, which increased from 3.3% to 5.2%; and Sweden, where new investments raised the Fund's exposure from zero to 4.7%. The total investment in Scandinavian countries stood at 14.2% of net assets at the end of the year. While the northern and southern regions of Europe were the best performers, the Fund also benefited from several long-term investments in France and Germany, most notably, Societe du Louvre, owner of prime Parisian hotels, which rose by 112% in local currency as it continues to fight a hostile takeover bid.


     In Asia, the Fund's allocation to Japan changed from 14.2% to 8.9%, while the allocation to Southeast Asia went from 20.7% to 7.2% during the year. The reduction in Southeast Asia was the result both of deliberate cutbacks in that region's allocation to 10.7% by June 30, and then a combination of sales and price erosion during the summer's currency-induced market collapses. However, in October we took advantage of buying opportunities in Hong Kong, effectively doubling the Fund's Southeast Asian holdings in the final days of the fiscal period.

                                Top 10 Holdings
                                ---------------
                        (As a percentage of net assets)


       Continental Homes Holding Corp. (U.S.)                             8.0%
       -----------------------------------------------------------------------
       Societe du Louvre (France)                                         7.3%
       -----------------------------------------------------------------------
       Thorkild Kristensen (Denmark)                                      5.8%
       -----------------------------------------------------------------------
       Alexander's, Inc. REIT (U.S.)                                      5.6%
       -----------------------------------------------------------------------
       Grupo Posadas, SA de CV,
       Class L & Class A Shares (Mexico)                                  4.4%
       -----------------------------------------------------------------------
       Inversiones y Representaciones SA  (Argentina)                     4.0%
       -----------------------------------------------------------------------
       European City Estates NV (Netherlands)                             3.7%
       -----------------------------------------------------------------------
       U.S. Home Corp., Warrants Expiring
       6/22/98 @ $20.00                                                   3.6%
       -----------------------------------------------------------------------
       Societe de Immeubles (France)                                      3.3%
       -----------------------------------------------------------------------
       Steen & Strom ASA (Norway)                                         3.2%
       -----------------------------------------------------------------------

                                   EVERGREEN
                         Global Real Estate Equity Fund

                          Portfolio Manager Interview

--------------------------------------------------------------------------------
     Given the recent turmoil, what is your outlook for Asia?


     It is still unclear as to how long it will take the Asian real estate market to emerge from the downturn. South Korea and Thailand may experience an extended period of slow growth, even stagnation, as their financial systems are restructured. There is greater underlying strength and more economic diversity in Singapore and the Philippines so we are more optimistic for medium-term recovery. Hong Kong is still questionable, depending on what happens in China, although we believe that much of its price bubble has been removed from share prices. We will still be sifting through these markets, looking for a few gems as the opportunity may exist for once-in-a-generation-type total returns over the next few years. The situation in Japan is largely dependent on the government's ability to help financial institutions re-capitalize and a renewal of domestic consumption.


--------------------------------------------------------------------------------
     What about Europe?


     At this point in the economic cycle, real estate in Continental Europe has finally begun to do well. While Britain's property markets have already recovered strongly, prospects are still positive. Scandinavia is a year or two behind England, but it is recovering quickly. We see opportunity for continued moderate acceleration in the Benelux countries and France. Germany still faces a glut of property and a slow domestic economy, so we remain cautious. On the other hand, Spain, Italy, and Portugal should continue to benefit from the prospect of European union.

--------------------------------------------------------------------------------
     What is your current view of the market in North America?


     The U.S. homebuilding industry had another exceptional year, and the Fund benefited from major holdings in that sector. We expect a continued upward re-rating of these stocks. The Fund's investments in U.S. office building and hotel property companies also helped performance as fundamentals of supply and demand remain positive. Even though the easy money has been made, selective opportunities exist. Canada is following the U.S. and has finally recovered momentum. While U.S. real estate markets remain favorable, the economic cycle is more mature and I expect that real estate stocks in the U.S. may not be the leading performer as they have been over the past three years. Thus, the Fund's weighting in the U.S. may decrease in 1998.


--------------------------------------------------------------------------------
     What is your overall outlook?


     The greatest opportunities will arise from growing demand for quality modern property in Europe, which should propel both rents and capital for new construction where the economics permit. We'll continue to monitor the situation in Asia to see how and when liquidity returns to the region. We think that the surviving companies will offer the opportunity for tremendous appreciation potential over the next three to five years. In North America, and particularly the U.S., we will focus on the benefits of low interest rates and a high employment economy which are both very positive for the domestic side of the economy. In summary, we'll continue with a balanced strategy, looking both for attractively priced growth companies and undervalued real estate opportunities in the world's stock markets.

                                   EVERGREEN
                           International Equity Fund

                    Fund at a Glance as of October 31, 1997

Our long-term strategy remains unchanged. We are looking to identify the most promising securities in international markets, companies with good long-term earnings prospects that are selling at attractive valuations.

               Portfolio
               Management
- ----------------------------------------

       (Photo of Richard K. Wagoner)

             Richard K. Wagoner

--------------------------------------------------------------------------------
                            PERFORMANCE AND RETURNS

                                 Class A     Class B     Class C     Class Y
Inception Date                  9/2/94      9/2/94      9/2/94      9/2/94
- --------------------------------------------------------------------------------
Average Annual Returns*
- --------------------------------------------------------------------------------
One year with sales charge      2.51%       1.79%       5.76%       7.92%
- --------------------------------------------------------------------------------
One year w/o sales charge       7.62%       6.79%       6.76%       7.92%
- --------------------------------------------------------------------------------
3 years                         2.62%       2.63%       3.60%       4.57%
- --------------------------------------------------------------------------------
5 years                            -           -           -           -
- --------------------------------------------------------------------------------
10 years                           -           -           -           -
- --------------------------------------------------------------------------------
Since Inception                 2.48%       2.49%       3.40%       4.33%
- --------------------------------------------------------------------------------
Cumulative Total Return since
  inception                     8.07%       8.09%      11.18%      14.36%
- --------------------------------------------------------------------------------
12 month distribution per
  share                        $0.15       $0.06       $0.06       $0.17
- --------------------------------------------------------------------------------

*Adjusted for maximum sales charge


--------------------------------------------------------------------------------
                                LONG TERM GROWTH


(A line graph appears here with the following plot points.)

                        9/94       10/94          10/95        10/96       10/97
Class A Shares         9,525       9,525          9,136       10,042      10,807
Consumer Price
  Index (CPI)         10,000      10,007         10,289       10,596      10,805
Morgan Stanley EAFE
   Index (MS EAFE)    10,000       9,983          9,787       10,644      10,968



Comparison  of  a  change  in  value  of  a  $10,000   investment  in  Evergreen
International Equity Fund Class A, the Morgan Stanley EAFE Index and the Consumer Price Index.


Past performance is no guarantee of future results. The performance of each class may vary based on differences in loads and fees paid by the shareholder investing in different classes. The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than original cost.


--------------------------------------------------------------------------------
                                INVESTMENT STYLE


                      Morningstar's Style Box is based on a portfolio date as of
                        9/30/97.
(Graphic appears here)


                      The Equity Style Box placement is based on a fund's price-to-earnings and price-to-book ratio relative to the S&P 500, as well as the size of the companies in which it invests, or median market capitalization.


                      Source: 1997 Morningstar, Inc.

                                   EVERGREEN
                           International Equity Fund

                          Portfolio Manager Interview


--------------------------------------------------------------------------------
     How has the Fund performed over the past 12 months?


     The Fund outperformed its benchmark index, the Morgan Stanley Capital International Europe, Australasia and Far East ("EAFE") Index, by approximately 50 basis points over the 12 months ended October 31, 1997. Much of that outperformance can be attributed to strong gains in the first half of the fiscal period. The Fund's relative performance trailed that of its benchmark over the latter part of the period, largely reflecting its exposure to beleaguered Asian markets.


--------------------------------------------------------------------------------
     What were some of the factors in the Fund's solid performance?


     Particularly strong performance for the Fund came from its holdings in France, Germany and Spain, as well as its holdings in the Nordic region collectively. These companies benefited from a strong fundamental backdrop of falling interest rates, increasing optimism toward monetary union, and an improving economic and earnings outlook. Specific companies, notably in Germany, also benefited from restructuring efforts and a general increase in emphasis towards shareholder value, a concept long familiar to Americans, but still new in Europe.


--------------------------------------------------------------------------------
     How did the foreign markets perform during the fiscal period?


     The performance of foreign markets during the fiscal period varied by region. European stock markets showed universal strength, supported by falling interest rates, optimism regarding the prospects for European Monetary Union, and an improved earnings outlook for many companies. Latin American markets also performed strongly, as investors responded favorably to the region's progress on the economy, fiscal and political fronts. Asian-Pacific markets performed poorly, with the bulk of that poor performance coming at the end of the fiscal period.

                                Top 10 Holdings
                                ---------------
                        (As a percentage of net assets)

       Philips Electronics N.V.
       (Netherlands)                                                      2.5%
       -----------------------------------------------------------------------
       YPF Sociedad Anonima, ADR
       (Argentina)                                                        1.7%
       -----------------------------------------------------------------------
       Electrolux AB, Series B (Sweden)                                   1.6%
       -----------------------------------------------------------------------
       Williams Holdings PLC (U.K.)                                       1.5%
       -----------------------------------------------------------------------
       Orange PLC (U.K.)                                                  1.5%
       -----------------------------------------------------------------------
       AXA-UAP (France)                                                   1.4%
       -----------------------------------------------------------------------
       Fresenius Medical Care AG
       (Germany)                                                          1.4%
       -----------------------------------------------------------------------
       Cimpor-Cimentos de Portugal SA
       (Portugal)                                                         1.3%
       -----------------------------------------------------------------------
       Orix Corp. (Japan)                                                 1.3%
       -----------------------------------------------------------------------
       Rhone-Poulenc SA (France)                                          1.3%
       -----------------------------------------------------------------------

--------------------------------------------------------------------------------
     What caused the volatility in foreign (especially emerging) markets during October 1997?


     The global volatility that came to a head in October traces its origins back to July 2, 1997, when Thailand devalued its currency, leading to a sell-off in the Thai stock market. What was originally confined to Thailand subsequently spread to other Southeast Asian countries, as investors, with some justification, drew analogies between the situation in Thailand - a troubled banking system, an overheating property market, and swelling current-account and trade deficits - and those in other regional markets. In fairly short order, monetary authorities in Malaysia, the Philippines, Singapore and Indonesia, facing speculative attacks from currency traders, devalued their currencies, triggering sell-offs in their respective stock markets.


--------------------------------------------------------------------------------
     How far did this "Asian flu" spread?


     The contagion from this spread north and, ultimately, throughout Asia, with currency and economic concerns leading to sharp pullbacks in the stock markets of Taiwan, South Korea and, most recently, Hong Kong. Nor

                                   EVERGREEN
                           International Equity Fund

                          Portfolio Manager Interview

     did it stop here; worries over emerging market instability triggered sell-offs in the previously strong-performing Latin American markets and in the markets in Eastern Europe. Virtually no emerging market escaped unscathed.

     Asia's economic troubles also weighed on more-developed markets e.g., the U.S. and markets in Europe. Particularly hard hit were shares of export-oriented firms with exposure to Asia, since the likely slowdown in Asian economic growth will translate into lower sales for these companies.

     Japan has been impacted perhaps most directly, since much of its exports are to Asia. Japan's banks also have exposure to Asian economies, rendering them vulnerable to an economic slowdown.

--------------------------------------------------------------------------------
     What countries did you favor during the fiscal period?

     Country exposure in the Fund is a reflection of our ability to find attractively priced securities. Our process is primarily a "bottom-up" one, where stock selection, rather than general macroeconomic analysis, is the driving force. That said, we remained broadly diversified by country through the fiscal period, with a slight over-weighting in Asian markets (though, it should be noted, we had relatively limited exposure to Southeast Asia). Our largest country weighting in Asia through the period was Japan, where strong stock selection allowed us to substantially outperform popular Japanese stock-market averages. We focused primarily on the so-called "Nifties," which are large, blue-chip, export-oriented, Japanese companies that have benefited from successful restructuring efforts and also benefited, through the period, from the weakness of the Yen vs. the U.S. dollar.


                                  Geographical
                                   Allocation
                                   ----------
                        (As a percentage of net assets)



Europe                                       42.7%
- --------------------------------------------------
Americas                                     18.8%
- --------------------------------------------------
Japan                                        18.5%
- --------------------------------------------------
Far East                                     11.3%
- --------------------------------------------------
Australasia                                   7.9%
- --------------------------------------------------
Middle East/Africa                            0.8%
- --------------------------------------------------


     The general emphasis on Asia reflected our view that there were a large number of companies selling at very attractive valuations relative to their growth prospects. We maintain that view, though, in light of recent events, we have adjusted our positions slightly, focusing almost exclusively on blue-chip firms with healthy balance sheets, strong cash flows and little dollar-denominated debt. These should, we believe, weather any further near-term volatility in Asia quite well and have considerable upside over a more extended time period i.e., 12 to 18 months.



--------------------------------------------------------------------------------
     What is your strategy going forward?


     Our long-term strategy remains unchanged. We are looking to identify the most promising securities in international markets, companies with good long-term earnings prospects that are selling at attractive valuations. We believe that a carefully chosen portfolio of such stocks stands to provide very attractive rates of return over time, notwithstanding the potential for short-term volatility.


     Near term, we continue to find good opportunity in Europe, and will likely increase our weighting in European markets further in the coming months. In Asia, our stock selection will remain highly focused and centered on companies with the above-cited attributes i.e., little dollar-denominated debt, and strong balance sheets and cash flows. We are refraining, at present, from aggressively buying in Asia, given the still-unsettled, top-down environment, but we may look to increase the Fund's exposure when the dust finally settles and it becomes easier to assess the prospects for specific companies.

                                   EVERGREEN
                               Latin America Fund

                    Fund at a Glance as of October 31, 1997

We are seeing  extremely  attractive  valuation levels and it is our belief that
fundamentally   the  Latin   American   region   offers  very  good   investment
opportunities.

              Portfolio
              Management
- ----------------------------------------
       (Photo of Francis Claro)

             Francis Claro



        (Photo of Antonio Docal)
              Antonio Docal

--------------------------------------------------------------------------------
                            PERFORMANCE AND RETURNS

                                    Class A     Class B     Class C
Inception Date                     11/1/93     11/1/93     11/1/93
- --------------------------------------------------------------------------------
Average Annual Returns*
- --------------------------------------------------------------------------------
One year with sales charge        13.52%      13.40%      17.38%
- --------------------------------------------------------------------------------
One year w/o sales charge         19.18%      18.40%      18.38%
- --------------------------------------------------------------------------------
3 years                            8.60%       8.76%       9.59%
- --------------------------------------------------------------------------------
5 years                               -           -           -
- --------------------------------------------------------------------------------
10 years                              -           -           -
- --------------------------------------------------------------------------------
Since Inception                    8.25%       8.41%       8.82%
- --------------------------------------------------------------------------------
Cumulative Total Return since
  inception                       37.32%      38.17%      40.27%
- --------------------------------------------------------------------------------
12 month distribution per share   $0.10       $0.08       $0.08
- --------------------------------------------------------------------------------

*Adjusted for maximum applicable sales charge

--------------------------------------------------------------------------------
                                LONG TERM GROWTH


(A line graph appears here with the following plot points.)

                         11/93       10/94        10/95        10/96       10/97
Class A Shares           9,525      10,212        9,870       11,522      13,732
MSCI World
   Index (MSCIWI)       10,000      16,709       17,984       20,588      23,704
Standard & Poor's 500
   Index (S&P 500)      10,000      22,086       27,962       34,694      45,832


Comparison of a change in value of a $10,000 investment in Evergreen Latin America Fund Class A, the MSCI World Index and the Standard & Poor's 500 Index.

Past performance is no guarantee of future results. The performance of each class may vary based on difference in loads and fees paid by the shareholder investing in different classes. The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than original cost.


--------------------------------------------------------------------------------
                               INVESTMENT STYLE


                      Morningstar's Style Box is based on a portfolio date as of
                        9/30/97.
(Graphic appears here)


                      The Equity Style Box placement is based on a fund's price-to-earnings and price-to-book ratio relative to the S&P 500, as well as the size of the companies in which it invests, or median market capitalization.


                      Source: 1997 Morningstar, Inc.

                                   EVERGREEN
                               Latin America Fund

                          Portfolio Manager Interview


--------------------------------------------------------------------------------
     What was the Fund's performance?


     Performance was good. The Evergreen Latin America Fund's Class A had a total return of 19.2% for the 12-month period that ended on October 31, 1997. The total returns of the Fund's B and C classes each were 18.4% for the same period. These returns are without deduction of any sales charges, if applicable. We believe these returns reflected the very positive economic fundamentals and investment environment for the period, even despite the volatility in emerging markets that adversely affected Latin American investments during the last two weeks of October, at the end of the fiscal year.



--------------------------------------------------------------------------------
     What was the investment environment like during the year?


     Let's talk first about the first 50 weeks of the year. The investment environment in Latin America was as strong as it had been in the previous four to five years. This environment was marked by attractive valuations of the stocks of Latin American companies, strong economic growth and sound macro-economic policies throughout the region, and strong stock performance. This environment had attracted many international investors in search of diversification, and this had greatly improved the liquidity of the markets.



--------------------------------------------------------------------------------
     What caused the correction in the market at the end of October, and does this correction signal fundamental problems in the Latin American region?


     No. The volatility we saw in Latin America was primarily in response to the devaluation of currencies in Southeast Asia. Ever since the Mexican devaluation in December 1994, emerging market investors have been very carefully monitoring the levels of current account deficits and balance of trade deficits, to gauge currency risk. Speculators frequently have attacked currencies of countries with high current account deficits, and that's what happened in Asia. They succeeded.


     The devaluations in Asia had the short-term effect of jolting investor confidence in emerging markets overall, and in particular those with negative current accounts, such as Brazil. The first reaction of many global investors was simply to leave emerging markets. Latin America was affected because of its heavy weighting in emerging market indices.

                               Sector Allocation
                               -----------------
                        (As a percentage of net assets)


       Telecommunication Services & Equipment                        21.0%
       -------------------------------------------------------------------
       Utilities                                                     11.6%
       -------------------------------------------------------------------
       Diversified Companies                                           7.7%
       -------------------------------------------------------------------
       Finance & Insurance                                             7.5%
       -------------------------------------------------------------------
       Food & Beverage Products                                        6.6%
       -------------------------------------------------------------------
       Oil/Energy                                                      6.3%
       -------------------------------------------------------------------
       Iron & Steel                                                    4.9%
       -------------------------------------------------------------------
       Building, Construction & Furnishings                            4.5%
       -------------------------------------------------------------------
       Metals & Mining                                                 4.3%
       -------------------------------------------------------------------
       Paper & Packaging                                               1.9%
       -------------------------------------------------------------------

--------------------------------------------------------------------------------
     How have investment opportunities in Latin America been affected?

     After a significant market correction, we are seeing extremely attractive valuation levels and it is our belief that fundamentally the Latin American region offers very good investment opportunities. Basically, all the reasons that made this region a good opportunity for most of the past year still apply, but the values are better.


     Let's look first at stock valuations. Latin American stocks are very attractively priced, compared to other markets. Even before the market correction in late October, Latin American stocks still were a relative value compared to other markets. After the correction, the price/earnings ratio of the average Latin American stock was about 11,

                                   EVERGREEN
                               Latin America Fund

                          Portfolio Manager Interview

     based on 1998 earnings. On top of that, you had an average 20% earnings growth. In the United States, by comparison, the price/earnings ratio is about 19 to 20, with only 6% growth.


     The macro-economic picture also is very good. The privatization momentum is very strong. Credit rating agencies have been upgrading Latin American economies, reflecting the decreasing country risk. The overall pace of economic growth has been accelerating, but at a sustainable rate without overheating. In addition, interest rates are coming down, which has been favoring the equity markets. Inflation is under control, at record lows in most countries.


     Another favorable factor is the increased political stability. For example, in both Argentina and Mexico during the past year, the ruling political parties have lost mid-term elections, but the opposition candidates supported the existing macro-economic policies. This stability has been a source of encouragement to the financial markets.


     This very favorable economic environment contributed to record inflows of capital to the region during the past year, with top multi-national corporations actively investing throughout Latin America.



--------------------------------------------------------------------------------
     The Fund has its largest weighting in Brazil, but you indicate its currency is over-valued. Why are you confident about Brazil?


     Although there may be a slight over-valuation of the Brazilian currency, we believe low levels of inflation and healthy increases in productivity are correcting this issue. Interestingly, after the market correction in October, the Brazilian government imposed a tough austerity package, including increases in taxes and reductions in public employment, to control the trade and budget deficits that have concerned international investors. This is indicative of the increased discipline of Latin American governments in general. They have shown a renewed commitment to continue substantive economic reforms, but at a quicker pace. This should be a source of encouragement to investors in the region.

--------------------------------------------------------------------------------
     What is your current country strategy?


     In general, we are over-weighting Brazil and Mexico. These are the countries that are most representative of the opportunities in the region. They are the most liquid markets, they have attractive valuations, and they are implementing substantive reforms. The positive features throughout the region are crystal clear in these two countries.

     We also have invest ments of about 5% of fund assets in Venezuela, which is a fairly significant weighting. We have found very attractive values in Venezuela, supported by eco nomic reforms by the Venezuelan govern ment. Venezuela is the world's top oil exporter to the Equities represented 84.7% of net United States, surassets. Other investments totaled 15.3% and included short-term passing even Saudi investments, foreign currency holdings and other assets and Arabia, and countries liabilities. all over the world are investing in exploration and production in Venezuela.



                                  Geographical
                                  Allocation-
                                    Equities
                                    --------

                         (As a percentage of equities)

Brazil                                              45.5%
- ---------------------------------------------------------
Mexico                                              35.5%
- ---------------------------------------------------------
Argentina                                            6.7%
- ---------------------------------------------------------
Venezuela                                            6.3%
- ---------------------------------------------------------
Chile                                                2.8%
- ---------------------------------------------------------
Peru                                                 1.8%
- ---------------------------------------------------------
Colombia                                             1.4%
- ---------------------------------------------------------

                                   EVERGREEN
                               Latin America Fund

                          Portfolio Manager Interview

--------------------------------------------------------------------------------
     What investment themes are you emphasizing?


     We are continuing with the privatization theme across industries and countries. About 50% of the fund is in companies that either are scheduled to be privatized or have been privatized. Before a government privatizes a company it owns, it tends to reform the sector to add value to the company it intends to privatize. An example would be telecommunications. Governments typically increase phone rates when planning privatization, and a company that formerly had been subsidized would become profitable and its market value would increase. Once a company does become privatized, the new private sector managers typically will take a number of steps to maximize profits and increase productivity. In general, the telecommunications sector exemplifies this trend. In telecommunications, companies are benefiting from economic growth, pent-up demand and limited competition. The Fund's largest holding at the end of the fiscal year was Telebras, a Brazilian telecommunications company, and the second largest holding was Telmex, a Mexican telecommunications company.


     Other major holdings that illustrate the privatization trend include YPF, an Argentine oil company; and CVRD (Vale de Rio Doce S.A.), a Brazilian corporation that is one of the world's largest mining companies.



--------------------------------------------------------------------------------
     Are there any examples of non-privatized companies that you like?


     One very attractive company is FEMSA, a Mexican soft drink bottler, beer brewer, packaging company and convenience store operator. This company has Coca-Cola bottling franchises in Mexico and Argentina. It brews half the beer in Mexico, with Dos Equis its best known brand in the United States. In addition, it is involved in convenience stores throughout Mexico. Interestingly, this company has formed alliances with dominant global companies to help develop its own franchises.


                                Top 10 Holdings
                                ---------------
                        (As a percentage of net assets)


       Telecomunicacoes Brasileiras S.A.
       ("Telebras") ADR (Brazil)                                          5.8%
       -----------------------------------------------------------------------
       Telefonos de Mexico S.A., ADR
       (Mexico)                                                           4.2%
       -----------------------------------------------------------------------
       Vale do Rio Doce Navegacao S.A.
       (Brazil)                                                           3.7%
       -----------------------------------------------------------------------
       Eletrobras S.A. (Brazil)                                           3.6%
       -----------------------------------------------------------------------
       Petroleo Brasileiro S.A. (Brazil)                                  3.1%
       -----------------------------------------------------------------------
       Companhia Riograndense de
       Telecomunicacoes (Brazil)                                          2.4%
       -----------------------------------------------------------------------
       YPF Sociedad Anonima, ADR
       (Argentina)                                                        2.2%
       -----------------------------------------------------------------------
       Desc S.A. de C.V., ADR (Mexico)                                    2.2%
       -----------------------------------------------------------------------
       Grupo Carso S.A. de C.V. (Mexico)                                  2.1%
       -----------------------------------------------------------------------
       Banco Provincial S.A. (Venezuela)                                  2.1%
       -----------------------------------------------------------------------

--------------------------------------------------------------------------------
     What is your outlook?


     Latin America is a very attractive market. As we have indicated, we are seeing very good valuations and positive economic trends throughout the region. We continue to be focused on stock selection. We are visiting and meeting personally with many Latin American companies. We are seeing lots of great investment stories, and their valuations are much more attractive than they were a few weeks ago.

                                   EVERGREEN
                          Emerging Markets Growth Fund

                              Financial Highlights

                 (For a share outstanding throughout each year)



                                                                                         Year Ended October 31,
                                                                               1997**       1996**          1995#
- -----------------------------------------------------------------------------------------------------------------------
 CLASS A SHARES
Net asset value beginning of year                                             $  8.46       $    7.90     $       8.17
                                                                              =======       =========     ============
- -----------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income (loss)                                                        0           (0.01)            0.05
- -----------------------------------------------------------------------------------------------------------------------
Net realized and unrealized gain (loss) on investments and foreign currency
 related transactions                                                            1.53            0.62            (0.32)
                                                                              ----------    ---------     ------------
- -----------------------------------------------------------------------------------------------------------------------
Total from investment operations                                                 1.53            0.61            (0.27)
                                                                              ----------    ---------     ------------
- -----------------------------------------------------------------------------------------------------------------------
Less distributions from
Net investment income                                                               0           (0.05)               0
                                                                              ----------    ---------     ------------
- -----------------------------------------------------------------------------------------------------------------------
Net asset value end of year                                                   $  9.99       $    8.46     $       7.90
                                                                              ==========    =========     ============
- -----------------------------------------------------------------------------------------------------------------------
Total Return+                                                                    18.1%            7.7%            (3.3%)
- -----------------------------------------------------------------------------------------------------------------------
Ratios & Supplemental Data:
Ratios to average net assets:
 Expenses                                                                        1.75%           1.74%            1.73%++
- -----------------------------------------------------------------------------------------------------------------------
 Expenses, excluding indirectly paid expenses                                    1.74%            N/A              N/A
- -----------------------------------------------------------------------------------------------------------------------
 Expenses, excluding fee waivers & expense reimbursements                        2.26%           3.58%            3.97%++
- -----------------------------------------------------------------------------------------------------------------------
 Net investment income (loss)                                                   (0.02%)         (0.09%)           0.76%++
- -----------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                                           157%            107%              65%
- -----------------------------------------------------------------------------------------------------------------------
Average commission rate per share                                            $  .0019       $   .0103              N/A
- -----------------------------------------------------------------------------------------------------------------------
Net assets end of year (thousands)                                           $  2,777       $   1,645     $      1,117
- -----------------------------------------------------------------------------------------------------------------------



                                                                               Year Ended
                                                                              December 31,
                                                                                  1994*
- --------------------------------------------------------------------------------------------
 CLASS A SHARES
Net asset value beginning of year                                               $      10.00
                                                                                ============
- --------------------------------------------------------------------------------------------
Income (loss) from investment operations:
- --------------------------------------------------------------------------------------------
Net investment income (loss)                                                               0
- --------------------------------------------------------------------------------------------
Net realized and unrealized gain (loss) on investments and foreign currency
 related transactions                                                                  (1.83)
                                                                                ------------
- --------------------------------------------------------------------------------------------
Total from investment operations                                                       (1.83)
                                                                                ------------
- --------------------------------------------------------------------------------------------
Less distributions from
Net investment income                                                                      0
                                                                                ------------
- --------------------------------------------------------------------------------------------





Net asset value end of year                                                     $       8.17
                                                                                ============
- --------------------------------------------------------------------------------------------
Total Return+                                                                          (18.3%)
- --------------------------------------------------------------------------------------------
Ratios & Supplemental Data:
Ratios to average net assets:
 Expenses                                                                               1.78%++
- --------------------------------------------------------------------------------------------
 Expenses, excluding indirectly paid expenses                                            N/A
- --------------------------------------------------------------------------------------------
 Expenses, excluding fee waivers & expense reimbursements                               3.96%++
- --------------------------------------------------------------------------------------------
 Net investment income (loss)                                                          (0.12%)++
- --------------------------------------------------------------------------------------------
Portfolio turnover rate                                                                   17%
- --------------------------------------------------------------------------------------------
Average commission rate per share                                                        N/A
- --------------------------------------------------------------------------------------------
Net assets end of year (thousands)                                              $        867
- --------------------------------------------------------------------------------------------


                                                                                          Year Ended October 31,
                                                                               1997**        1996**          1995#
- -----------------------------------------------------------------------------------------------------------------------
 CLASS B SHARES
Net asset value beginning of year                                              $  8.39       $    7.85     $       8.16
                                                                               =========     =========     ============
- -----------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income (loss)                                                     (0.08)          (0.08)            0.01
- -----------------------------------------------------------------------------------------------------------------------
Net realized and unrealized gain (loss) on investments and foreign currency
 related transactions                                                             1.54            0.62            (0.32)
                                                                               ---------     ---------     ------------
- -----------------------------------------------------------------------------------------------------------------------
Total from investment operations                                                  1.46            0.54            (0.31)
                                                                               ---------     ---------     ------------
- -----------------------------------------------------------------------------------------------------------------------
Net asset value end of year                                                    $  9.85       $    8.39     $       7.85
                                                                               =========     =========     ============
- -----------------------------------------------------------------------------------------------------------------------
Total Return+                                                                     17.4%           6.9%             (3.8%)
- -----------------------------------------------------------------------------------------------------------------------
Ratios & Supplemental Data:
Ratios to average net assets:
 Expenses                                                                         2.50%          2.50%            2.48%++
- -----------------------------------------------------------------------------------------------------------------------
 Expenses, excluding indirectly paid expenses                                     2.49%           N/A              N/A
- -----------------------------------------------------------------------------------------------------------------------
 Expenses, excluding fee waivers & expense reimbursements                         3.00%          4.34%             4.72%++
- -----------------------------------------------------------------------------------------------------------------------
 Net investment income (loss)                                                    (0.79%)        (0.87%)           0.03%++
- -----------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                                            157%           107%              65%
- -----------------------------------------------------------------------------------------------------------------------
Average commission rate per share                                           $    .0019      $   .0103               N/A
- -----------------------------------------------------------------------------------------------------------------------
Net assets end of year (thousands)                                          $    4,020      $   2,881      $      1,940
- -----------------------------------------------------------------------------------------------------------------------



                                                                               Year Ended
                                                                              December 31,
                                                                                  1994*
- --------------------------------------------------------------------------------------------
 CLASS B SHARES
Net asset value beginning of year                                               $      10.00
                                                                                ============
- --------------------------------------------------------------------------------------------
Income (loss) from investment operations:
- --------------------------------------------------------------------------------------------
Net investment income (loss)                                                           (0.02)
- --------------------------------------------------------------------------------------------
Net realized and unrealized gain (loss) on investments and foreign currency
 related transactions                                                                  (1.82)
                                                                                ------------
- --------------------------------------------------------------------------------------------
Total from investment operations                                                       (1.84)
                                                                                ------------
- --------------------------------------------------------------------------------------------
Net asset value end of year                                                     $       8.16
                                                                                ============





- --------------------------------------------------------------------------------------------
Total Return+                                                                          (18.4%)
- --------------------------------------------------------------------------------------------
Ratios & Supplemental Data:
Ratios to average net assets:
 Expenses                                                                               2.53%++
- --------------------------------------------------------------------------------------------
 Expenses, excluding indirectly paid expenses                                           N/A
- --------------------------------------------------------------------------------------------
 Expenses, excluding fee waivers & expense reimbursements                               4.71%++
- --------------------------------------------------------------------------------------------
 Net investment income (loss)                                                          (0.84%)++
- --------------------------------------------------------------------------------------------
Portfolio turnover rate                                                                   17%
- --------------------------------------------------------------------------------------------
Average commission rate per share                                                        N/A
- --------------------------------------------------------------------------------------------
Net assets end of year (thousands)                                              $      1,589
- --------------------------------------------------------------------------------------------

* For the period from September 6, 1994 (commencement of operations) to December 31, 1994.
** Net investment income is based on average monthly shares  outstanding for the periods indicated.
# The Fund changed its year end from December 31 to October 31, effective October 31, 1995.
+  Initial sales charge or contingent deferred sales charge is not reflected.
++ Annualized.

                   See Combined Notes to Financial Statements

                                    EVERGREEN
                          Emerging Markets Growth Fund

                              Financial Highlights

                 (For a share outstanding throughout each year)


                                                                                          Year Ended October 31,
                                                                               1997**        1996**          1995#
- -----------------------------------------------------------------------------------------------------------------------
 CLASS C SHARES
Net asset value beginning of year                                              $  8.38       $    7.84     $       8.16
                                                                               =========     =========     ============
- -----------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income (loss)                                                     (0.06)          (0.08)            0.02
- -----------------------------------------------------------------------------------------------------------------------
Net realized and unrealized gain (loss) on investments and foreign currency
 related transactions                                                             1.53            0.62            (0.34)
                                                                               ---------     ---------     ------------
- -----------------------------------------------------------------------------------------------------------------------
Total from investment operations                                                  1.47            0.54            (0.32)
                                                                               ---------     ---------     ------------
- -----------------------------------------------------------------------------------------------------------------------
Net asset value end of year                                                    $  9.85       $    8.38     $       7.84
                                                                               =========     =========     ============
- -----------------------------------------------------------------------------------------------------------------------
Total Return+                                                                     17.5%            6.9%           (3.9%)
- -----------------------------------------------------------------------------------------------------------------------
Ratios & Supplemental Data:
Ratios to average net assets:
 Expenses                                                                         2.50%           2.51%            2.50%++
- -----------------------------------------------------------------------------------------------------------------------
 Expenses, excluding indirectly paid expenses                                     2.49%            N/A              N/A
- -----------------------------------------------------------------------------------------------------------------------
 Expenses, excluding fee waivers & expense reimbursements                         3.01%           4.31%            4.74%++
- -----------------------------------------------------------------------------------------------------------------------
 Net investment income (loss)                                                    (0.61%)         (0.91%)           0.72%++
- -----------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                                            157%            107%              65%
- -----------------------------------------------------------------------------------------------------------------------
Average commission rate per share                                             $  .0019       $   .0103              N/A
- -----------------------------------------------------------------------------------------------------------------------
Net assets end of year (thousands)                                            $  1,282       $      85           $   56
- -----------------------------------------------------------------------------------------------------------------------



                                                                               Year Ended
                                                                              December 31,





                                                                                  1994*
- --------------------------------------------------------------------------------------------
 CLASS C SHARES
Net asset value beginning of year                                               $      10.00
                                                                                ============
- --------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income (loss)                                                           (0.02)
- --------------------------------------------------------------------------------------------
Net realized and unrealized gain (loss) on investments and foreign currency
 related transactions                                                                  (1.82)
                                                                                ------------
- --------------------------------------------------------------------------------------------
Total from investment operations                                                       (1.84)
                                                                                ------------
- --------------------------------------------------------------------------------------------
Net asset value end of year                                                     $       8.16
                                                                                ============
- --------------------------------------------------------------------------------------------
Total Return+                                                                          (18.4%)
- --------------------------------------------------------------------------------------------
Ratios & Supplemental Data:
Ratios to average net assets:
 Expenses                                                                               2.53%++
- --------------------------------------------------------------------------------------------
 Expenses, excluding indirectly paid expenses                                           N/A
- --------------------------------------------------------------------------------------------
 Expenses, excluding fee waivers & expense reimbursements                               4.71%++
- --------------------------------------------------------------------------------------------
 Net investment income (loss)                                                          (0.82%)++
- --------------------------------------------------------------------------------------------
Portfolio turnover rate                                                                   17%
- --------------------------------------------------------------------------------------------
Average commission rate per share                                                        N/A
- --------------------------------------------------------------------------------------------
Net assets end of year (thousands)                                              $         89
- --------------------------------------------------------------------------------------------


                                                                                         Year Ended October 31,
                                                                               1997**       1996**          1995#
- ----------------------------------------------------------------------------------------------------------------------
 CLASS Y SHARES
Net asset value beginning of year                                             $  8.48      $     7.92     $       8.17
                                                                              =========    ==========     ============
- ----------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
- ----------------------------------------------------------------------------------------------------------------------
Net investment income                                                            0.03            0.01             0.05
- ----------------------------------------------------------------------------------------------------------------------
Net realized and unrealized gain (loss) on investments and foreign currency
 related transactions                                                            1.53            0.62            (0.30)
                                                                              ---------    ----------     ------------
- ----------------------------------------------------------------------------------------------------------------------
Total from investment operations                                                 1.56            0.63            (0.25)
                                                                              ---------    ----------     ------------
- ----------------------------------------------------------------------------------------------------------------------
Less distributions from
- ----------------------------------------------------------------------------------------------------------------------
Net investment income                                                               0           (0.07)               0
                                                                              ---------    ----------     ------------
- ----------------------------------------------------------------------------------------------------------------------
Net asset value end of year                                                   $ 10.04      $     8.48      $      7.92
                                                                              =========    ==========     ============
- ----------------------------------------------------------------------------------------------------------------------
Total Return+                                                                    18.4%            7.9%            (3.1%)
- ----------------------------------------------------------------------------------------------------------------------
Ratios & Supplemental Data:
Ratios to average net assets:
 Expenses                                                                        1.50%           1.50%            1.48%++
- ----------------------------------------------------------------------------------------------------------------------
 Expenses, excluding indirectly paid expenses                                    1.49%            N/A              N/A
- ----------------------------------------------------------------------------------------------------------------------
 Expenses, excluding fee waivers & expense reimbursements                        2.01%           3.27%             3.72%++
- ----------------------------------------------------------------------------------------------------------------------
 Net investment income                                                           0.25%           0.11%             0.94%++
- ----------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                                           157%            107%              65%
- ----------------------------------------------------------------------------------------------------------------------
Average commission rate per share                                            $  .0019       $   .0103              N/A
- ----------------------------------------------------------------------------------------------------------------------
Net assets end of year (thousands)                                           $ 61,142       $  28,959      $     9,355
- ----------------------------------------------------------------------------------------------------------------------








                                                                               Year Ended
                                                                              December 31,
                                                                                  1994*
- --------------------------------------------------------------------------------------------
 CLASS Y SHARES
Net asset value beginning of year                                              $       10.00
                                                                               =============
- --------------------------------------------------------------------------------------------
Income (loss) from investment operations:
- --------------------------------------------------------------------------------------------
Net investment income                                                                   0.01
- --------------------------------------------------------------------------------------------
Net realized and unrealized gain (loss) on investments and foreign currency
 related transactions                                                                  (1.84)
                                                                               -------------
- --------------------------------------------------------------------------------------------
Total from investment operations                                                       (1.83)
                                                                               -------------
- --------------------------------------------------------------------------------------------
Less distributions from
- --------------------------------------------------------------------------------------------
Net investment income                                                                      0
                                                                               -------------
- --------------------------------------------------------------------------------------------
Net asset value end of year                                                    $        8.17
                                                                               =============
- --------------------------------------------------------------------------------------------
Total Return+                                                                          (18.3%)
- --------------------------------------------------------------------------------------------
Ratios & Supplemental Data:
Ratios to average net assets:
 Expenses                                                                               1.53%++
- --------------------------------------------------------------------------------------------
 Expenses, excluding indirectly paid expenses                                            N/A
- --------------------------------------------------------------------------------------------
 Expenses, excluding fee waivers & expense reimbursements                               3.71%++
- --------------------------------------------------------------------------------------------
 Net investment income                                                                  0.43%++
- --------------------------------------------------------------------------------------------
Portfolio turnover rate                                                                   17%
- --------------------------------------------------------------------------------------------
Average commission rate per share                                                        N/A
- --------------------------------------------------------------------------------------------
Net assets end of year (thousands)                                             $       5,878
- --------------------------------------------------------------------------------------------

* For the periods from September 6, 1994 (commencement of operations) to December 31, 1994.
** Net investment income is based on average monthly shares  outstanding for the periods indicated.
# The Fund changed its year end from December 31 to October 31, effective October 31, 1995.
+  Initial sales charge or contingent deferred sales charge is not reflected.
++ Annualized.




                   See Combined Notes to Financial Statements

                                    EVERGREEN
                               Global Leaders Fund

                              Financial Highlights

                 (For a share outstanding throughout each year)


                                                                                                  Year Ended October 31,
                                                                                               1997             1996*
- --------------------------------------------------------------------------------------------------------------------------
 CLASS A SHARES
Net asset value beginning of year                                                            $  11.91         $      11.29
                                                                                             ==========       ============
- --------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations: **
- --------------------------------------------------------------------------------------------------------------------------
Net investment income (loss)                                                                   ( 0.01)                   0
- --------------------------------------------------------------------------------------------------------------------------





Net realized and unrealized gain on investments and foreign currency related transactions        1.78                 0.62
                                                                                             ----------       ------------
- --------------------------------------------------------------------------------------------------------------------------
Total from investment operations                                                                 1.77                 0.62
                                                                                             ----------       ------------
- --------------------------------------------------------------------------------------------------------------------------
Less distributions from
- --------------------------------------------------------------------------------------------------------------------------
Net realized gain on investments                                                               ( 0.01)                   0
                                                                                             ----------       ------------
- --------------------------------------------------------------------------------------------------------------------------
Net asset value end of year                                                                  $  13.67         $      11.91
                                                                                             ==========       ============
- --------------------------------------------------------------------------------------------------------------------------
Total Return+                                                                                    14.9%                 5.5%
- --------------------------------------------------------------------------------------------------------------------------
Ratios & Supplemental Data:
Ratios to average net assets:
 Expenses                                                                                        1.91%                1.75%++
- --------------------------------------------------------------------------------------------------------------------------
 Expenses, excluding indirectly paid expenses                                                    1.90%                 N/A
- --------------------------------------------------------------------------------------------------------------------------
 Expenses, excluding fee waivers & expense reimbursements                                        1.98%                2.16%++
- --------------------------------------------------------------------------------------------------------------------------
 Net investment income (loss)                                                                    (.05%)               0.10%++
- --------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                                                            29%                  20%
- --------------------------------------------------------------------------------------------------------------------------
Average commission rate per share                                                           $   .0418         $      .0659
- --------------------------------------------------------------------------------------------------------------------------
Net assets end of year (thousands)                                                          $  38,604         $     12,975
- --------------------------------------------------------------------------------------------------------------------------


                                                                                              Year Ended October 31,
                                                                                               1997             1996*
- -------------------------------------------------------------------------------------------------------------------------
 CLASS B SHARES
Net asset value beginning of year                                                            $  11.87         $     11.29
                                                                                             ==========       ===========
- -------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations: **
- -------------------------------------------------------------------------------------------------------------------------
Net investment loss                                                                             (0.11)              (0.02)
- -------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized gain on investments and foreign currency related transactions        1.77                0.60
                                                                                             ----------       -----------
- -------------------------------------------------------------------------------------------------------------------------
Total from investment operations                                                                 1.66                0.58
                                                                                             ----------       -----------
- -------------------------------------------------------------------------------------------------------------------------
Less distributions from
- -------------------------------------------------------------------------------------------------------------------------
Net realized gain on investments                                                                (0.01)                  0
                                                                                             ----------       -----------
- -------------------------------------------------------------------------------------------------------------------------
Net asset value end of year                                                                  $  13.52         $     11.87
                                                                                             ==========       ===========
- -------------------------------------------------------------------------------------------------------------------------
Total Return+                                                                                    14.0%                5.1%
- -------------------------------------------------------------------------------------------------------------------------
Ratios & Supplemental Data:
Ratios to average net assets:
 Expenses                                                                                        2.66%               2.50%++
- -------------------------------------------------------------------------------------------------------------------------
 Expenses, excluding indirectly paid expenses                                                    2.66%                N/A
- -------------------------------------------------------------------------------------------------------------------------
 Expenses, excluding fee waivers & expense reimbursements                                        2.74%               2.93%++
- -------------------------------------------------------------------------------------------------------------------------
 Net investment loss                                                                            (0.83%)            (0.68%)++
- -------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                                                            29%                 20%
- -------------------------------------------------------------------------------------------------------------------------
Average commission rate per share                                                           $   .0418         $     .0659
- -------------------------------------------------------------------------------------------------------------------------
Net assets end of year (thousands)                                                          $ 134,375         $    41,948
- -------------------------------------------------------------------------------------------------------------------------

* For the period from June 3, 1996 (commencement of operations) to October 31, 1996.
** Net investment income is based on average monthly shares  outstanding for the periods indicated.
+  Initial sales charge or contingent deferred sales charge is not reflected.
++ Annualized.

                  See Combined Notes to Financial Statements

                                    EVERGREEN
                               Global Leaders Fund

                              Financial Highlights

                 (For a share outstanding throughout each year)


                                                                                               Year Ended October 31,
                                                                                               1997             1996*
- -------------------------------------------------------------------------------------------------------------------------
 CLASS C SHARES
Net asset value beginning of year                                                            $  11.86         $     11.29
                                                                                             ==========       ===========
- -------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations: **
- -------------------------------------------------------------------------------------------------------------------------
Net investment income (loss)                                                                   ( 0.11)              (0.02)
- -------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized gain on investments and foreign currency related transactions        1.77                0.59
                                                                                             ----------       -----------
- -------------------------------------------------------------------------------------------------------------------------
Total from investment operations                                                                 1.66                0.57
                                                                                             ----------       -----------
- -------------------------------------------------------------------------------------------------------------------------
Less distributions from
- -------------------------------------------------------------------------------------------------------------------------
Net realized gain on investments                                                               ( 0.01)                  0
                                                                                             ----------       -----------
- -------------------------------------------------------------------------------------------------------------------------
Net asset value end of year                                                                  $  13.51         $     11.86
                                                                                             ==========       ===========
- -------------------------------------------------------------------------------------------------------------------------
Total Return+                                                                                    14.0%                5.0%
- -------------------------------------------------------------------------------------------------------------------------
Ratios & Supplemental Data:
Ratios to average net assets:
 Expenses                                                                                        2.65%               2.50%++
- -------------------------------------------------------------------------------------------------------------------------
 Expenses, excluding indirectly paid expenses                                                    2.65%                N/A
- -------------------------------------------------------------------------------------------------------------------------
 Expenses, excluding fee waivers & expense reimbursements                                        2.73%               2.93%++
- -------------------------------------------------------------------------------------------------------------------------
 Net investment loss                                                                            (0.80%)             (0.67%)++
- -------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                                                            29%                 20%
- -------------------------------------------------------------------------------------------------------------------------
Average commission rate per share                                                           $   .0418         $     .0659
- -------------------------------------------------------------------------------------------------------------------------
Net assets end of year (thousands)                                                          $   2,386         $       554
- -------------------------------------------------------------------------------------------------------------------------


                                                                                              Year Ended October 31,
                                                                                              1997            1996
- -------------------------------------------------------------------------------------------------------------------------
 CLASS Y SHARES
Net asset value beginning of year                                                           $  11.91        $      10.00
                                                                                            ==========      ============
- -------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations: **
- -------------------------------------------------------------------------------------------------------------------------
Net investment income (loss)                                                                    0.03                0.07
- -------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized gain on investments and foreign currency related transactions       1.78                1.88
                                                                                            ----------      ------------
- -------------------------------------------------------------------------------------------------------------------------
Total from investment operations                                                                1.81                1.95
                                                                                            ----------      ------------
- -------------------------------------------------------------------------------------------------------------------------
Less distributions from
- -------------------------------------------------------------------------------------------------------------------------
Net investment income                                                                              0               (0.04)
- -------------------------------------------------------------------------------------------------------------------------
Net realized gain on investments                                                               (0.01)                  0
                                                                                            ----------       ------------
- -------------------------------------------------------------------------------------------------------------------------





Total distributions                                                                            (0.01)              (0.04)
                                                                                            ----------      ------------
- -------------------------------------------------------------------------------------------------------------------------
Net asset value end of year                                                                  $  13.71        $      11.91
                                                                                            ==========      =============
- -------------------------------------------------------------------------------------------------------------------------
Total Return+                                                                                    15.2%               19.6%
- -------------------------------------------------------------------------------------------------------------------------
Ratios & Supplemental Data:
Ratios to average net assets:
 Expenses                                                                                         1.64%             1.47%++
- -------------------------------------------------------------------------------------------------------------------------
 Expenses, excluding indirectly paid expenses                                                     1.64%              N/A
- -------------------------------------------------------------------------------------------------------------------------
 Expenses, excluding fee waivers & expense reimbursements                                         1.72%             2.51%++
- -------------------------------------------------------------------------------------------------------------------------
 Net investment income                                                                            0.23%             0.62%++
- -------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                                                             29%               20%
- -------------------------------------------------------------------------------------------------------------------------
Average commission rate per share                                                          $     .0418      $      .0659
- -------------------------------------------------------------------------------------------------------------------------
Net assets end of year (thousands)                                                         $    35,461      $     18,607
- -------------------------------------------------------------------------------------------------------------------------

* For the period from June 3, 1996 (commencement of operations) to October 31, 1996.
** Net investment income is based on average monthly shares  outstanding for the periods indicated.
+  Initial sale charge or contingent deferred sales charge is not reflected.
++ Annualized.



                   See Combined Notes to Financial Statements

                                   EVERGREEN
                         Global Real Estate Equity Fund

                              Financial Highlights

                 (For a share outstanding throughout each year)


                                                                                            Year Ended October 31,
                                                                                 1997          1996              1995#
 CLASS A SHARES
Net asset value beginning of year                                              $  12.28      $      11.58      $      12.12
                                                                               ==========    ============      ============
- ---------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations: **
- ---------------------------------------------------------------------------------------------------------------------------
Net investment income (loss)                                                      (0.06)             0.06             (0.01)
- ---------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized gain (loss) on investments and foreign currency
 related transactions                                                              0.72             0.64              (0.53)
                                                                               ----------    ------------       ------------
- ---------------------------------------------------------------------------------------------------------------------------
Total from investment operations                                                   0.66             0.70              (0.54)
                                                                               ----------    ------------      ------------
- ---------------------------------------------------------------------------------------------------------------------------
Net asset value end of year                                                    $  12.94      $     12.28       $      11.58
                                                                               ==========    ============      ============
- ---------------------------------------------------------------------------------------------------------------------------
Total Return+                                                                       5.4%             6.0%              (4.5%)
- ---------------------------------------------------------------------------------------------------------------------------
Ratios & Supplemental Data:
Ratios to average net assets:
 Expenses                                                                          2.10%            1.79%              1.73%++
- ---------------------------------------------------------------------------------------------------------------------------
 Interest expense                                                                  0.03%            0.03%              0.03%++
- ---------------------------------------------------------------------------------------------------------------------------
 Expenses, excluding indirectly paid expenses                                      2.10%             N/A                N/A
- ---------------------------------------------------------------------------------------------------------------------------
 Expenses, excluding fee waivers & expense reimbursements                          2.19%            2.97%             46.90%++
- ---------------------------------------------------------------------------------------------------------------------------
 Net investment income (loss)                                                     (0.47%)           0.40%             (1.26%)++
- ---------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                                              44%              25%                 1%
- ---------------------------------------------------------------------------------------------------------------------------
Average commission rate per share                                           $     .0039      $     .0037                N/A
- ---------------------------------------------------------------------------------------------------------------------------
Net assets end of year (thousands)                                          $       336      $       721       $         74





- ---------------------------------------------------------------------------------------------------------------------------



                                                                               Year Ended
                                                                              September 30,
                                                                                  1995*
 CLASS A SHARES
Net asset value beginning of year                                              $       11.46
                                                                               =============
- --------------------------------------------------------------------------------------------
Income (loss) from investment operations: **
- --------------------------------------------------------------------------------------------
Net investment income (loss)                                                            0.07
- --------------------------------------------------------------------------------------------
Net realized and unrealized gain (loss) on investments and foreign currency
 related transactions                                                                   0.59
                                                                               -------------
- --------------------------------------------------------------------------------------------
Total from investment operations                                                        0.66
                                                                               -------------
- --------------------------------------------------------------------------------------------
Net asset value end of year                                                    $       12.12
                                                                               =============
- --------------------------------------------------------------------------------------------
Total Return+                                                                            5.8%
- --------------------------------------------------------------------------------------------
Ratios & Supplemental Data:
Ratios to average net assets:
 Expenses                                                                               1.61%++
- --------------------------------------------------------------------------------------------
 Interest expense                                                                       0.01%++
- --------------------------------------------------------------------------------------------
 Expenses, excluding indirectly paid expenses                                            N/A
- --------------------------------------------------------------------------------------------
 Expenses, excluding fee waivers & expense reimbursements                              21.59%++
- --------------------------------------------------------------------------------------------
 Net investment income (loss)                                                           0.98%++
- --------------------------------------------------------------------------------------------
Portfolio turnover rate                                                                   28%
- --------------------------------------------------------------------------------------------
Average commission rate per share                                                        N/A
- --------------------------------------------------------------------------------------------
Net assets end of year (thousands)                                             $          66
- --------------------------------------------------------------------------------------------


                                                                                           Year Ended October 31,
                                                                                 1997          1996             1995#
 CLASS B SHARES
Net asset value beginning of year                                              $  12.14       $    11.53      $      12.08
                                                                               ==========     ==========      ============
- --------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations: **
- --------------------------------------------------------------------------------------------------------------------------
Net investment income (loss)                                                      (0.15)           (0.13)            (0.02)
- --------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized gain (loss) on investments and foreign currency
 related transactions                                                              0.70             0.74             (0.53)
                                                                               ----------     ----------      ------------
- --------------------------------------------------------------------------------------------------------------------------
Total from investment operations                                                   0.55             0.61             (0.55)
                                                                               ----------     ----------      ------------
- --------------------------------------------------------------------------------------------------------------------------
Net asset value end of year                                                    $  12.69       $    12.14      $      11.53
                                                                               ==========     ==========      ============
- --------------------------------------------------------------------------------------------------------------------------
Total Return+                                                                       4.5%             5.3%             (4.6%)
- --------------------------------------------------------------------------------------------------------------------------
Ratios & Supplemental Data:
Ratios to average net assets:
 Expenses                                                                          2.82%            2.56%             2.44%++
- --------------------------------------------------------------------------------------------------------------------------
 Interest expense                                                                  0.03%            0.03%             0.03%++
- --------------------------------------------------------------------------------------------------------------------------
 Expenses, excluding indirectly paid expenses                                      2.81%             N/A               N/A
- --------------------------------------------------------------------------------------------------------------------------
 Expenses, excluding fee waivers & expense reimbursements                          2.90%           14.45%            31.39%++
- --------------------------------------------------------------------------------------------------------------------------
 Net investment income (loss)                                                     (1.23%)          (1.03%)           (1.98%)++
- --------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                                              44%              25%                1%
- --------------------------------------------------------------------------------------------------------------------------
Average commission rate per share                                           $     .0039       $    .0037               N/A
- --------------------------------------------------------------------------------------------------------------------------





Net assets end of year (thousands)                                          $       213       $      134      $        100
- --------------------------------------------------------------------------------------------------------------------------


                                                                               Year Ended
                                                                              September 30,
                                                                                  1995*
 CLASS B SHARES
Net asset value beginning of year                                              $       11.44
                                                                               =============
- --------------------------------------------------------------------------------------------
Income (loss) from investment operations: **
- --------------------------------------------------------------------------------------------
Net investment income (loss)                                                            0.08
- --------------------------------------------------------------------------------------------
Net realized and unrealized gain (loss) on investments and foreign currency
 related transactions                                                                   0.56
                                                                               -------------
- --------------------------------------------------------------------------------------------
Total from investment operations                                                        0.64
                                                                               -------------
- --------------------------------------------------------------------------------------------
Net asset value end of year                                                    $       12.08
                                                                               =============
- --------------------------------------------------------------------------------------------
Total Return+                                                                            5.6%
- --------------------------------------------------------------------------------------------
Ratios & Supplemental Data:
Ratios to average net assets:
 Expenses                                                                               2.42%++
- --------------------------------------------------------------------------------------------
 Interest expense                                                                       0.03%++
- --------------------------------------------------------------------------------------------
 Expenses, excluding indirectly paid expenses                                            N/A
- --------------------------------------------------------------------------------------------
 Expenses, excluding fee waivers & expense reimbursements                              82.74%++
- --------------------------------------------------------------------------------------------
 Net investment income (loss)                                                           1.38%++
- --------------------------------------------------------------------------------------------
Portfolio turnover rate                                                                   28%
- --------------------------------------------------------------------------------------------
Average commission rate per share                                                        N/A
- --------------------------------------------------------------------------------------------
Net assets end of year (thousands)                                             $         128
- --------------------------------------------------------------------------------------------

*                         For the periods from February 10, 1995 for Class A and
                          February   8,   1995   for   Class   B,   respectively
                          (commencement of operations) to September 30, 1995.
** Net investment income is based on average monthly shares outstanding.
# The Fund changed its year end from September 30 to October 31, effective October 31, 1995.
+  Initial sales charge or contingent deferred sales charge is not reflected.
++ Annualized.

                   See Combined Notes to Financial Statements

                                   EVERGREEN
                         Global Real Estate Equity Fund

                              Financial Highlights

                 (For a share outstanding throughout each year)


                                                                                           Year Ended October 31,
                                                                                 1997          1996             1995#
 CLASS C SHARES
Net asset value beginning of year                                              $  12.14       $    11.53      $      12.08
                                                                               ==========     ==========      ============
- --------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations: **
- --------------------------------------------------------------------------------------------------------------------------
Net investment income (loss)                                                      (0.14)           (0.13)            (0.02)
- --------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized gain (loss) on investments and foreign currency
 related transactions                                                              0.70             0.74             (0.53)
                                                                               ----------     ----------      ------------
- --------------------------------------------------------------------------------------------------------------------------
Total from investment operations                                                   0.56             0.61             (0.55)
                                                                               ----------     ----------      ------------





- --------------------------------------------------------------------------------------------------------------------------
Net asset value end of year                                                    $  12.70       $    12.14      $      11.53
                                                                               ==========     ==========      ============
- --------------------------------------------------------------------------------------------------------------------------
Total Return+                                                                       4.6%             5.3%             (4.6%)
- --------------------------------------------------------------------------------------------------------------------------
Ratios & Supplemental Data:
Ratios to average net assets:
 Expenses                                                                          2.83%            2.54%             2.37%++
- --------------------------------------------------------------------------------------------------------------------------
 Interest expense                                                                  0.03%            0.03%             0.02%++
- --------------------------------------------------------------------------------------------------------------------------
 Expenses, excluding indirectly paid expenses                                      2.83%             N/A               N/A
- --------------------------------------------------------------------------------------------------------------------------
 Expenses, excluding fee waivers & expense reimbursements                          2.91%          118.64%           570.26%++
- --------------------------------------------------------------------------------------------------------------------------
 Net investment income (loss)                                                     (1.15%)          (1.06%)           (1.94%)++
- --------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                                              44%              25%                1%
- --------------------------------------------------------------------------------------------------------------------------
Average commission rate per share                                           $     .0039       $    .0037               N/A
- --------------------------------------------------------------------------------------------------------------------------
Net assets end of year (thousands)                                            $       106     $        8      $          4
- --------------------------------------------------------------------------------------------------------------------------



                                                                               Year Ended
                                                                              September 30,
                                                                                  1995*
 CLASS C SHARES
Net asset value beginning of year                                              $       11.43
                                                                               =============
- --------------------------------------------------------------------------------------------
Income (loss) from investment operations: **
- --------------------------------------------------------------------------------------------
Net investment income (loss)                                                            0.06
- --------------------------------------------------------------------------------------------
Net realized and unrealized gain (loss) on investments and foreign currency
 related transactions                                                                   0.59
                                                                               -------------
- --------------------------------------------------------------------------------------------
Total from investment operations                                                        0.65
                                                                               -------------
- --------------------------------------------------------------------------------------------
Net asset value end of year                                                    $       12.08
                                                                               =============
- --------------------------------------------------------------------------------------------
Total Return+                                                                            5.7%
- --------------------------------------------------------------------------------------------
Ratios & Supplemental Data:
Ratios to average net assets:
 Expenses                                                                               1.54%++
- --------------------------------------------------------------------------------------------
 Interest expense                                                                       0.01%++
- --------------------------------------------------------------------------------------------
 Expenses, excluding indirectly paid expenses                                            N/A
- --------------------------------------------------------------------------------------------
 Expenses, excluding fee waivers & expense reimbursements                             269.60%++
- --------------------------------------------------------------------------------------------
 Net investment income (loss)                                                            .86%++
- --------------------------------------------------------------------------------------------
Portfolio turnover rate                                                                   28%
- --------------------------------------------------------------------------------------------
Average commission rate per share                                                        N/A
- --------------------------------------------------------------------------------------------
Net assets end of year (thousands)                                             $           7
- --------------------------------------------------------------------------------------------

* For the period from February 9, 1995 (commencement of operations) to September 30, 1995.
** Net investment income is based on average monthly shares  outstanding for the periods indicated.
# The Fund changed its year end from September 30 to October 31, effective October 31, 1995.
+  Initial sales charge or contingent deferred sales charge is not reflected.
++ Annualized.


                   See Combined Notes to Financial Statements

                                   EVERGREEN
                         Global Real Estate Equity Fund

                              Financial Highlights

                 (For a share outstanding throughout each year)


                                                                              Year Ended October 31, 1997
 CLASS Y SHARES
Net asset value beginning of year                                                      $  12.31
                                                                                       ==========
- -------------------------------------------------------------------------------------------------
Income (loss) from investment operations: *
- -------------------------------------------------------------------------------------------------
Net investment income (loss)                                                              (0.03)
- -------------------------------------------------------------------------------------------------
Net realized and unrealized gain (loss) on investments and foreign currency related        0.71
  transactions                                                                      ----------
- -------------------------------------------------------------------------------------------------
Total from investment operations                                                           0.68
                                                                                       ----------
- -------------------------------------------------------------------------------------------------
Less distributions from
- -------------------------------------------------------------------------------------------------
Net investment income                                                                     (0.02)
                                                                                       ----------
- -------------------------------------------------------------------------------------------------
Net asset value end of year                                                            $  12.97
                                                                                       ==========
- -------------------------------------------------------------------------------------------------
Total Return+                                                                               5.5%
- -------------------------------------------------------------------------------------------------
Ratios & Supplemental Data:
Ratios to average net assets:
 Expenses                                                                                  1.82%
- -------------------------------------------------------------------------------------------------
 Interest expense                                                                          0.03%
- -------------------------------------------------------------------------------------------------
 Expenses, excluding indirectly paid expenses                                              1.82%
- -------------------------------------------------------------------------------------------------
 Expenses, excluding fee waivers & expense reimbursements                                  1.90%
- -------------------------------------------------------------------------------------------------
 Net investment income (loss)                                                             (0.21%)
- -------------------------------------------------------------------------------------------------
Portfolio turnover rate                                                                      44%
- -------------------------------------------------------------------------------------------------
Average commission rate per share                                                     $   .0039
- -------------------------------------------------------------------------------------------------
Net assets end of year (thousands)                                                    $  35,234
- -------------------------------------------------------------------------------------------------



                                                                                          Year Ended October 31,
                                                                                       1996              1995#
 CLASS Y SHARES
Net asset value beginning of year                                                    $      11.59      $      12.13
                                                                                     ============      ============
- -------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations: *
- -------------------------------------------------------------------------------------------------------------------
Net investment income (loss)                                                                0.01              (0.01)
- -------------------------------------------------------------------------------------------------------------------
Net realized and unrealized gain (loss) on investments and foreign currency related         0.71              (0.53)
  transactions                                                                       ------------      ------------
- -------------------------------------------------------------------------------------------------------------------
Total from investment operations                                                            0.72              (0.54)
                                                                                     ------------      ------------
- -------------------------------------------------------------------------------------------------------------------
Less distributions from
- -------------------------------------------------------------------------------------------------------------------
Net investment income                                                                          0                  0
                                                                                     ------------      ------------
- -------------------------------------------------------------------------------------------------------------------
Net asset value end of year                                                          $     12.31       $      11.59
                                                                                     ============      ============
- -------------------------------------------------------------------------------------------------------------------
Total Return+                                                                                6.2%              (4.5%)
- -------------------------------------------------------------------------------------------------------------------
Ratios & Supplemental Data:
Ratios to average net assets:
 Expenses                                                                                   1.62%              1.62%++
- -------------------------------------------------------------------------------------------------------------------
 Interest expense                                                                           0.03%              0.03%++
- -------------------------------------------------------------------------------------------------------------------
 Expenses, excluding indirectly paid expenses                                                N/A                N/A
- -------------------------------------------------------------------------------------------------------------------
 Expenses, excluding fee waivers & expense reimbursements                                   1.67%               N/A





- -------------------------------------------------------------------------------------------------------------------
 Net investment income (loss)                                                               0.11%             (1.14%)++
- -------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                                                       25%                 1%
- -------------------------------------------------------------------------------------------------------------------
Average commission rate per share                                                    $     .0037                N/A
- -------------------------------------------------------------------------------------------------------------------
Net assets end of year (thousands)                                                   $    47,502       $     61,418
- -------------------------------------------------------------------------------------------------------------------


                                                                                           Year Ended September 30,
                                                                                        1995             1994##
 CLASS Y SHARES
Net asset value beginning of year                                                     $     13.81      $       14.75
                                                                                      ===========      =============
- --------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations: *
- --------------------------------------------------------------------------------------------------------------------
Net investment income (loss)                                                                 0.11               0.07
- --------------------------------------------------------------------------------------------------------------------
Net realized and unrealized gain (loss) on investments and foreign currency related         (1.17)             (1.01)
  transactions                                                                        -----------      -------------
- --------------------------------------------------------------------------------------------------------------------
Total from investment operations                                                            (1.06)             (0.94)
                                                                                      -----------      -------------
- --------------------------------------------------------------------------------------------------------------------
Less distributions from
- --------------------------------------------------------------------------------------------------------------------
Net investment income                                                                       (0.10)                 0
- --------------------------------------------------------------------------------------------------------------------
Net realized gain on investments                                                            (0.52)                 0
                                                                                      -----------      -------------
- --------------------------------------------------------------------------------------------------------------------
Total distributions                                                                         (0.62)                 0
                                                                                      -----------      -------------
- --------------------------------------------------------------------------------------------------------------------
Net asset value end of year                                                           $     12.13      $       13.81
                                                                                      ===========      =============
- --------------------------------------------------------------------------------------------------------------------
Total Return+                                                                                (7.7%)             (6.4%)
- --------------------------------------------------------------------------------------------------------------------
Ratios & Supplemental Data:
Ratios to average net assets:
 Expenses                                                                                    1.54%              1.46%++
- --------------------------------------------------------------------------------------------------------------------
 Interest expense                                                                            0.05%              0.08%++
- --------------------------------------------------------------------------------------------------------------------
 Expenses, excluding indirectly paid expenses                                                 N/A                N/A
- --------------------------------------------------------------------------------------------------------------------
 Expenses, excluding fee waivers & expense reimbursements                                     N/A                N/A
- --------------------------------------------------------------------------------------------------------------------
 Net investment income                                                                       0.92%              0.56%++
- --------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                                                        28%                63%
- --------------------------------------------------------------------------------------------------------------------
Average commission rate per share                                                             N/A                N/A
- --------------------------------------------------------------------------------------------------------------------
Net assets end of year (thousands)                                                    $    67,645      $     132,294
- --------------------------------------------------------------------------------------------------------------------



                                                                                      Year Ended
                                                                                     December 31,
                                                                                         1993
 CLASS Y SHARES
Net asset value beginning of year                                                     $    9.86
                                                                                      =========
- ------------------------------------------------------------------------------------------------
Income (loss) from investment operations: *
- ------------------------------------------------------------------------------------------------
Net investment income (loss)                                                                  0
- ------------------------------------------------------------------------------------------------
Net realized and unrealized gain (loss) on investments and foreign currency related        5.07
  transactions                                                                       ---------
- ------------------------------------------------------------------------------------------------
Total from investment operations                                                           5.07
                                                                                      ---------
- ------------------------------------------------------------------------------------------------
Less distributions from
- ------------------------------------------------------------------------------------------------
Net investment income                                                                         0
- ------------------------------------------------------------------------------------------------
Net realized gain on investments                                                          (0.18)





                                                                                      ---------
- ------------------------------------------------------------------------------------------------
Total distributions                                                                       (0.18)
                                                                                      ---------
- ------------------------------------------------------------------------------------------------
Net asset value end of year                                                           $   14.75
                                                                                      =========
- ------------------------------------------------------------------------------------------------
Total Return+                                                                              51.4%
- ------------------------------------------------------------------------------------------------
Ratios & Supplemental Data:
Ratios to average net assets:
 Expenses                                                                                  1.56%
- ------------------------------------------------------------------------------------------------
 Interest expense                                                                           N/A
- ------------------------------------------------------------------------------------------------
 Expenses, excluding indirectly paid expenses                                               N/A
- ------------------------------------------------------------------------------------------------
 Expenses, excluding fee waivers & expense reimbursements                                  1.64%
- ------------------------------------------------------------------------------------------------
 Net investment income                                                                     0.03%
- ------------------------------------------------------------------------------------------------
Portfolio turnover rate                                                                      88%
- ------------------------------------------------------------------------------------------------
Average commission rate per share                                                           N/A
- ------------------------------------------------------------------------------------------------
Net assets end of year (thousands)                                                    $ 146,173
- ------------------------------------------------------------------------------------------------

* Net investment income is based on average monthly shares outstanding for the periods indicated.
# The Fund changed its year end from September 30 to October 31, effective October 31, 1995.
## The Fund  changed its year end from  December 31 to September  30,  effective
   September 30, 1994.
+  Initial sales charge or contingent deferred sales charge is not reflected.
++ Annualized.


                  See Combined Notes to Financial Statements

                                   EVERGREEN
                           International Equity Fund

                              Financial Highlights

                 (For a share outstanding throughout each year)


                                                                                         Year Ended October 31,
                                                                               1997**       1996**          1995#
 CLASS A SHARES
Net asset value beginning of year                                             $  10.43     $     9.58     $       9.50
                                                                              ==========   ==========     ============
- ----------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
- ----------------------------------------------------------------------------------------------------------------------
Net investment income                                                             0.07          0.17              0.09
- ----------------------------------------------------------------------------------------------------------------------
Net realized and unrealized gain (loss) on investments and foreign currency
 related transactions                                                             0.72          0.78                 0
                                                                              ----------   ----------     ------------
- ----------------------------------------------------------------------------------------------------------------------
Total from investment operations                                                  0.79          0.95              0.09
                                                                              ----------   ----------     ------------
- ----------------------------------------------------------------------------------------------------------------------
Less distributions from
- ----------------------------------------------------------------------------------------------------------------------
Net investment income                                                            (0.15)        (0.10)            (0.01)
                                                                              ----------   ----------     ------------
- ----------------------------------------------------------------------------------------------------------------------
Net asset value end of year                                                   $  11.07     $   10.43      $       9.58
                                                                              ==========   ==========     ============
- ----------------------------------------------------------------------------------------------------------------------
Total Return+                                                                      7.6%          9.9%              1.1%
- ----------------------------------------------------------------------------------------------------------------------
Ratios & Supplemental Data:
Ratios to average net assets:
 Expenses                                                                         1.25%         1.24%             1.19%++
- ----------------------------------------------------------------------------------------------------------------------
 Expenses, excluding indirectly paid expenses                                     1.24%           N/A              N/A
- ----------------------------------------------------------------------------------------------------------------------





 Expenses, excluding fee waivers & expense reimbursements                         1.36%         1.66%             1.84%++
- ----------------------------------------------------------------------------------------------------------------------
 Net investment income                                                            0.70%         1.65%             1.38%++
- ----------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                                             86%          113%                4%
- ----------------------------------------------------------------------------------------------------------------------
Average commission rate per share                                          $     .0187     $   .0068               N/A
- ----------------------------------------------------------------------------------------------------------------------
Net assets end of year (thousands)                                         $     9,270     $   7,234      $      3,594
- ----------------------------------------------------------------------------------------------------------------------



                                                                               Year Ended
                                                                              December 31,
                                                                                  1994*
 CLASS A SHARES
Net asset value beginning of year                                              $       10.00
                                                                               =============
- --------------------------------------------------------------------------------------------
Income (loss) from investment operations:
- --------------------------------------------------------------------------------------------
Net investment income                                                                   0.02
- --------------------------------------------------------------------------------------------
Net realized and unrealized gain (loss) on investments and foreign currency
 related transactions                                                                  (0.52)
                                                                               -------------
- --------------------------------------------------------------------------------------------
Total from investment operations                                                       (0.50)
                                                                               -------------
- --------------------------------------------------------------------------------------------
Less distributions from
- --------------------------------------------------------------------------------------------
Net investment income                                                                      0
                                                                               -------------
- --------------------------------------------------------------------------------------------
Net asset value end of year                                                    $        9.50
                                                                               =============
- --------------------------------------------------------------------------------------------
Total Return+                                                                          (5.1%)
- --------------------------------------------------------------------------------------------
Ratios & Supplemental Data:
Ratios to average net assets:
 Expenses                                                                               1.26%++
- --------------------------------------------------------------------------------------------
 Expenses, excluding indirectly paid expenses                                            N/A
- --------------------------------------------------------------------------------------------
 Expenses, excluding fee waivers & expense reimbursements                               2.09%++
- --------------------------------------------------------------------------------------------
 Net investment income                                                                  0.91%++
- --------------------------------------------------------------------------------------------
Portfolio turnover rate                                                                    1%
- --------------------------------------------------------------------------------------------
Average commission rate per share                                                        N/A
- --------------------------------------------------------------------------------------------
Net assets end of year (thousands)                                             $       2,545
- --------------------------------------------------------------------------------------------


                                                                                          Year Ended October 31,
                                                                                1997**        1996**          1995#
 CLASS B SHARES
Net asset value beginning of year                                              $  10.37      $     9.53     $       9.50
                                                                               ==========    ==========     ============
- ------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
- ------------------------------------------------------------------------------------------------------------------------
Net investment income (loss)                                                          0           0.11              0.06
- ------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized gain (loss) on investments and foreign currency
 related transactions                                                              0.70           0.76             (0.03)
                                                                               ----------    ----------     ------------
- ------------------------------------------------------------------------------------------------------------------------
Total from investment operations                                                   0.70           0.87              0.03
                                                                               ----------    ----------     ------------
- ------------------------------------------------------------------------------------------------------------------------
Less distributions from
- ------------------------------------------------------------------------------------------------------------------------
Net investment income                                                             (0.08)         (0.03)                0
                                                                               ----------    ----------     ------------
- ------------------------------------------------------------------------------------------------------------------------
Net asset value end of year                                                    $  10.99      $   10.37      $       9.53
                                                                               ==========    ==========     ============
- ------------------------------------------------------------------------------------------------------------------------
Total Return+                                                                       6.8%           9.2%              0.5%





- ------------------------------------------------------------------------------------------------------------------------
Ratios & Supplemental Data:
Ratios to average net assets:
 Expenses                                                                          2.00%          2.00%             1.94%++
- ------------------------------------------------------------------------------------------------------------------------
 Expenses, excluding indirectly paid expenses                                      2.00%           N/A               N/A
- ------------------------------------------------------------------------------------------------------------------------
 Expenses, excluding fee waivers & expense reimbursements                          2.11%          2.42%             2.59%++
- ------------------------------------------------------------------------------------------------------------------------
 Net investment income (loss)                                                     (0.05%)         1.05%             0.66%++
- ------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                                              86%           113%                4%
- ------------------------------------------------------------------------------------------------------------------------
Average commission rate per share                                           $     .0187      $   .0068               N/A
- ------------------------------------------------------------------------------------------------------------------------
Net assets end of year (thousands)                                          $    22,164      $  14,110      $      7,278
- ------------------------------------------------------------------------------------------------------------------------



                                                                               Year Ended
                                                                              December 31,
                                                                                  1994*
 CLASS B SHARES
Net asset value beginning of year                                              $       10.00
                                                                               =============
- --------------------------------------------------------------------------------------------
Income (loss) from investment operations:
- --------------------------------------------------------------------------------------------
Net investment income (loss)                                                               0
- --------------------------------------------------------------------------------------------
Net realized and unrealized gain (loss) on investments and foreign currency
 related transactions                                                                  (0.50)
                                                                               -------------
- --------------------------------------------------------------------------------------------
Total from investment operations                                                       (0.50)
                                                                               -------------
- --------------------------------------------------------------------------------------------
Less distributions from
- --------------------------------------------------------------------------------------------
Net investment income                                                                      0
                                                                               -------------
- --------------------------------------------------------------------------------------------
Net asset value end of year                                                    $        9.50
                                                                               =============
- --------------------------------------------------------------------------------------------
Total Return+                                                                           (5.2%)
- --------------------------------------------------------------------------------------------
Ratios & Supplemental Data:
Ratios to average net assets:
 Expenses                                                                               2.02%++
- --------------------------------------------------------------------------------------------
 Expenses, excluding indirectly paid expenses                                            N/A
- --------------------------------------------------------------------------------------------
 Expenses, excluding fee waivers & expense reimbursements                               2.85%++
- --------------------------------------------------------------------------------------------
 Net investment income (loss)                                                           0.10%++
- --------------------------------------------------------------------------------------------
Portfolio turnover rate                                                                    1%
- --------------------------------------------------------------------------------------------
Average commission rate per share                                                        N/A
- --------------------------------------------------------------------------------------------
Net assets end of year (thousands)                                             $       5,602
- --------------------------------------------------------------------------------------------

* For the period from September 2, 1994 (commencement of operations) to December 31, 1994.
** Net investment income is based on average monthly shares  outstanding for the periods indicated.
# The Fund changed its year end from December 31 to October 31, effective October 31, 1995.
+  Initial sales charge or contingent deferred sales charge is not reflected.
++ Annualized.



                  See Combined Notes to Financial Statements

                                   EVERGREEN
                           International Equity Fund

                              Financial Highlights

                 (For a share outstanding throughout each year)


                                                                                   Year Ended October 31,
                                                                                1997**          1996**
 CLASS C SHARES
Net asset value beginning of year                                              $  10.41        $     9.53
                                                                               ==========      ==========
- ---------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
- ---------------------------------------------------------------------------------------------------------
Net investment income (loss)                                                      (0.01)             0.12
- ---------------------------------------------------------------------------------------------------------
Net realized and unrealized gain (loss) on investments and foreign currency
 related transactions                                                              0.71              0.76
                                                                               ----------      ----------
- ---------------------------------------------------------------------------------------------------------
Total from investment operations                                                   0.70              0.88
                                                                               ----------      ----------
- ---------------------------------------------------------------------------------------------------------
Less distributions from
- ---------------------------------------------------------------------------------------------------------
Net investment income                                                             (0.06)            (0.00) (a)
                                                                               ----------      ----------
- ---------------------------------------------------------------------------------------------------------
Net asset value end of year                                                    $  11.05        $    10.41
                                                                               ==========      ==========
- ---------------------------------------------------------------------------------------------------------
Total Return+                                                                       6.8%              9.3%
- ---------------------------------------------------------------------------------------------------------
Ratios & Supplemental Data:
Ratios to average net assets:
 Expenses                                                                          2.00%             1.99%
- ---------------------------------------------------------------------------------------------------------
 Expenses, excluding indirectly paid expenses                                      1.99%              N/A
- ---------------------------------------------------------------------------------------------------------
 Expenses, excluding fee waivers & expense reimbursements                          2.11%             2.43%
- ---------------------------------------------------------------------------------------------------------
 Net investment income                                                            (0.06%)            1.16%
- ---------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                                              86%              113%
- ---------------------------------------------------------------------------------------------------------
Average commission rate per share                                           $     .0187        $    .0068
- ---------------------------------------------------------------------------------------------------------
Net assets end of year (thousands)                                          $       429        $      188
- ---------------------------------------------------------------------------------------------------------



                                                                               Year Ended           Year Ended
                                                                               October 31,         December 31,
                                                                                  1995#                1994*
 CLASS C SHARES
Net asset value beginning of year                                              $       9.49         $       10.00
                                                                               ============         =============
- -----------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
- -----------------------------------------------------------------------------------------------------------------
Net investment income (loss)                                                           0.08                  0.30
- -----------------------------------------------------------------------------------------------------------------
Net realized and unrealized gain (loss) on investments and foreign currency
 related transactions                                                                 (0.04)                (0.54)
                                                                               ------------         -------------
- -----------------------------------------------------------------------------------------------------------------
Total from investment operations                                                       0.04                 (0.51)
                                                                               ------------         -------------
- -----------------------------------------------------------------------------------------------------------------
Less distributions from
- -----------------------------------------------------------------------------------------------------------------
Net investment income                                                                     0                     0
                                                                               ------------         -------------
- -----------------------------------------------------------------------------------------------------------------
Net asset value end of year                                                    $       9.53         $        9.49
                                                                               ============         =============
- -----------------------------------------------------------------------------------------------------------------
Total Return+                                                                           0.5%                 (5.2%)
- -----------------------------------------------------------------------------------------------------------------
Ratios & Supplemental Data:
Ratios to average net assets:
 Expenses                                                                              1.94%++             2.01%++
- -----------------------------------------------------------------------------------------------------------------
 Expenses, excluding indirectly paid expenses                                           N/A                 N/A
- -----------------------------------------------------------------------------------------------------------------
 Expenses, excluding fee waivers & expense reimbursements                              2.59%++             2.84%++
- -----------------------------------------------------------------------------------------------------------------
 Net investment income                                                                 0.79%++             0.85%++





- -----------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                                                   4%                    1%
- -----------------------------------------------------------------------------------------------------------------
Average commission rate per share                                                       N/A                   N/A
- -----------------------------------------------------------------------------------------------------------------
Net assets end of year (thousands)                                             $        196         $         163
- -----------------------------------------------------------------------------------------------------------------


                                                                                         Year Ended October 31,
                                                                               1997**       1996**          1995#
 CLASS Y SHARES
Net asset value beginning of year                                             $  10.46      $    9.60     $       9.50
                                                                              ==========    =========     ============
- ----------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
- ----------------------------------------------------------------------------------------------------------------------
Net investment income                                                             0.10           0.20             0.08
- ----------------------------------------------------------------------------------------------------------------------
Net realized and unrealized gain (loss) on investments and foreign currency
 related transactions                                                             0.72           0.78             0.03
                                                                              ----------    ---------     ------------
- ----------------------------------------------------------------------------------------------------------------------
Total from investment operations                                                  0.82           0.98             0.11
                                                                              ----------    ---------     ------------
- ----------------------------------------------------------------------------------------------------------------------
Less distributions from
- ----------------------------------------------------------------------------------------------------------------------
Net investment income                                                           (0.17)          (0.12)           (0.01)
                                                                              ----------    ---------     ------------
- ----------------------------------------------------------------------------------------------------------------------
Net asset value end of year                                                   $  11.11      $   10.46     $       9.60
                                                                              ==========    =========     ============
- ----------------------------------------------------------------------------------------------------------------------
Total Return+                                                                      7.9%          10.3%             1.3%
- ----------------------------------------------------------------------------------------------------------------------
Ratios & Supplemental Data:
Ratios to average net assets:
 Expenses                                                                         0.99%          0.99%            0.94%++
- ----------------------------------------------------------------------------------------------------------------------
 Expenses, excluding indirectly paid expenses                                     0.99%           N/A              N/A
- ----------------------------------------------------------------------------------------------------------------------
 Expenses, excluding fee waivers & expense reimbursements                         1.11%          1.41%            1.59%++
- ----------------------------------------------------------------------------------------------------------------------
 Net investment income                                                            0.96%          1.95%            1.58%++
- ----------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                                             86%           113%               4%
- ----------------------------------------------------------------------------------------------------------------------
Average commission rate per share                                          $     .0187      $   .0068              N/A
- ----------------------------------------------------------------------------------------------------------------------
Net assets end of year (thousands)                                         $   233,906      $ 124,695     $     49,575
- ----------------------------------------------------------------------------------------------------------------------



                                                                               Year Ended
                                                                              December 31,
                                                                                  1994*
 CLASS Y SHARES
Net asset value beginning of year                                              $       10.00
                                                                               =============
- --------------------------------------------------------------------------------------------
Income (loss) from investment operations:
- --------------------------------------------------------------------------------------------
Net investment income                                                                   0.02
- --------------------------------------------------------------------------------------------
Net realized and unrealized gain (loss) on investments and foreign currency
 related transactions                                                                  (0.51)
                                                                               -------------
- --------------------------------------------------------------------------------------------
Total from investment operations                                                       (0.49)
                                                                               -------------
- --------------------------------------------------------------------------------------------
Less distributions from
- --------------------------------------------------------------------------------------------
Net investment income                                                                  (0.01)
                                                                               -------------
- --------------------------------------------------------------------------------------------
Net asset value end of year                                                    $        9.50
                                                                               =============
- --------------------------------------------------------------------------------------------
Total Return+                                                                          (5.0%)
- --------------------------------------------------------------------------------------------
Ratios & Supplemental Data:
Ratios to average net assets:





 Expenses                                                                               1.06%++
- --------------------------------------------------------------------------------------------
 Expenses, excluding indirectly paid expenses                                            N/A
- --------------------------------------------------------------------------------------------
 Expenses, excluding fee waivers & expense reimbursements                               1.89%++
- --------------------------------------------------------------------------------------------
 Net investment income                                                                  1.03%++
- --------------------------------------------------------------------------------------------
Portfolio turnover rate                                                                    1%
- --------------------------------------------------------------------------------------------
Average commission rate per share                                                        N/A
- --------------------------------------------------------------------------------------------
Net assets end of year (thousands)                                             $      23,830
- --------------------------------------------------------------------------------------------

* For the period from September 2, 1994 (commencement of operations) to December 31, 1994.
** Net investment income is based on average monthly shares outstanding for the periods indicated.
# The Fund changed its year end from December 31 to October 31, effective October 31, 1995.
+   Initial sales charge or contingent deferred sales charge is not reflected.
++  Annualized.
(a) Less than one cent per share.



                   See Combined Notes to Financial Statements

                                   EVERGREEN
                               Latin America Fund

                              Financial Highlights

                 (For a share outstanding throughout each year)


                                                                                      Year Ended October 31,
                                                                                        1997        1996
 CLASS A SHARES
Net asset value beginning of year                                                     $ 11.13      $ 9.86
                                                                                      =========    ========
- -----------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
- -----------------------------------------------------------------------------------------------------------
Net investment income                                                                    0.02        0.39
- -----------------------------------------------------------------------------------------------------------
Net realized and unrealized gain (loss) on investments and foreign currency related
 transactions                                                                            2.10        1.24
                                                                                      ---------    --------
- -----------------------------------------------------------------------------------------------------------
Total from investment operations                                                         2.12        1.63
                                                                                      ---------    --------
- -----------------------------------------------------------------------------------------------------------
Less distributions from
- -----------------------------------------------------------------------------------------------------------
Net investment income                                                                   (0.10)     ( 0.31)
- -----------------------------------------------------------------------------------------------------------
In excess of net investment income                                                          0      ( 0.05)
- -----------------------------------------------------------------------------------------------------------
Net realized gain on investments                                                            0           0
                                                                                      ---------    --------
- -----------------------------------------------------------------------------------------------------------
Total distributions                                                                     (0.10)     ( 0.36)
                                                                                      ---------    --------
- -----------------------------------------------------------------------------------------------------------
Net asset value end of year                                                           $ 13.15      $11.13
                                                                                      =========    ========
- -----------------------------------------------------------------------------------------------------------
Total Return+                                                                            19.2%       16.7%
- -----------------------------------------------------------------------------------------------------------
Ratios & Supplemental Data:
Ratios to average net assets:
 Expenses                                                                                1.69%       1.83%
- -----------------------------------------------------------------------------------------------------------
 Expenses, excluding indirectly paid expenses                                            1.68%       1.81%
- -----------------------------------------------------------------------------------------------------------
 Net investment income                                                                   0.20%       3.05%
- -----------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                                                   105%        112%
- -----------------------------------------------------------------------------------------------------------
Average commission rate per share                                                    $  .0002   $   .0005
- -----------------------------------------------------------------------------------------------------------





Net assets end of year (thousands)                                                   $ 13,621   $  11,021
- -----------------------------------------------------------------------------------------------------------



                                                                                       Year Ended October 31,
                                                                                       1995           1994
 CLASS A SHARES
Net asset value beginning of year                                                     $    10.55    $    10.00
                                                                                      ==========    ==========
- --------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
- --------------------------------------------------------------------------------------------------------------
Net investment income                                                                       0.44         0.21
- --------------------------------------------------------------------------------------------------------------
Net realized and unrealized gain (loss) on investments and foreign currency related
 transactions                                                                              (0.81)        0.50
                                                                                      ----------    ----------
- --------------------------------------------------------------------------------------------------------------
Total from investment operations                                                           (0.37)        0.71
                                                                                      ----------    ----------
- --------------------------------------------------------------------------------------------------------------
Less distributions from
- --------------------------------------------------------------------------------------------------------------
Net investment income                                                                      (0.30)       (0.10)
- --------------------------------------------------------------------------------------------------------------
In excess of net investment income                                                             0        (0.01)
- --------------------------------------------------------------------------------------------------------------
Net realized gain on investments                                                           (0.02)       (0.05)
                                                                                      ----------    ----------
- --------------------------------------------------------------------------------------------------------------
Total distributions                                                                        (0.32)       (0.16)
                                                                                      ----------    ----------
- --------------------------------------------------------------------------------------------------------------
Net asset value end of year                                                           $     9.86    $   10.55
                                                                                      ==========    ==========
- --------------------------------------------------------------------------------------------------------------
Total Return+                                                                               (3.4%)        7.2%
- --------------------------------------------------------------------------------------------------------------
Ratios & Supplemental Data:
Ratios to average net assets:
 Expenses                                                                                   1.86%        1.79%
- --------------------------------------------------------------------------------------------------------------
 Expenses, excluding indirectly paid expenses                                               1.84%         N/A
- --------------------------------------------------------------------------------------------------------------
 Net investment income                                                                      4.02%        2.45%
- --------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                                                       57%         104%
- --------------------------------------------------------------------------------------------------------------
Average commission rate per share                                                            N/A           N/A
- --------------------------------------------------------------------------------------------------------------
Net assets end of year (thousands)                                                    $   14,333     $  23,880
- --------------------------------------------------------------------------------------------------------------


                                                                                       Year Ended October 31,
                                                                                        1997          1996
 CLASS B SHARES
Net asset value beginning of year                                                      $ 10.98       $ 9.76
                                                                                       =========     ========
- -------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
- --------------------------------------------------------------------------------------------------------------
Net investment income (loss)                                                             (0.08)        0.23
- --------------------------------------------------------------------------------------------------------------
Net realized and unrealized gain (loss) on investments and foreign currency related
 transactions                                                                             2.09         1.30
                                                                                       ---------     --------
- --------------------------------------------------------------------------------------------------------------
Total from investment operations                                                          2.01         1.53
                                                                                       ---------     --------
- --------------------------------------------------------------------------------------------------------------
Less distributions from
- --------------------------------------------------------------------------------------------------------------
Net investment income                                                                    (0.02)      ( 0.27)
- --------------------------------------------------------------------------------------------------------------
In excess of net investment income                                                       (0.06)      ( 0.04)
- --------------------------------------------------------------------------------------------------------------
Net realized gain on investments                                                             0            0
                                                                                       ---------     --------
- --------------------------------------------------------------------------------------------------------------
Total distributions                                                                      (0.08)      ( 0.31)
                                                                                       ---------     --------
- --------------------------------------------------------------------------------------------------------------
Net asset value end of year                                                            $ 12.91       $10.98





                                                                                       =========     ========
- --------------------------------------------------------------------------------------------------------------
Total Return+                                                                             18.4%        15.8%
- --------------------------------------------------------------------------------------------------------------
Ratios & Supplemental Data:
Ratios to average net assets:
 Expenses                                                                                 2.50%        2.59%
- --------------------------------------------------------------------------------------------------------------
 Expenses, excluding indirectly paid expenses                                             2.49%        2.58%
- --------------------------------------------------------------------------------------------------------------
 Net investment income (loss)                                                            (0.51%)       2.30%
- --------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                                                    105%         112%
- --------------------------------------------------------------------------------------------------------------
Average commission rate per share                                                     $  .0002    $   .0005
- --------------------------------------------------------------------------------------------------------------
Net assets end of year (thousands)                                                    $ 75,271    $  79,026
- --------------------------------------------------------------------------------------------------------------



                                                                                       1995           1994
 CLASS B SHARES
Net asset value beginning of year                                                     $    10.49     $   10.00
                                                                                      ==========     =========
- --------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
- --------------------------------------------------------------------------------------------------------------
Net investment income (loss)                                                                0.32          0.14
- --------------------------------------------------------------------------------------------------------------
Net realized and unrealized gain (loss) on investments and foreign currency related
 transactions                                                                              (0.75)         0.50
                                                                                      ----------     ---------
- --------------------------------------------------------------------------------------------------------------
Total from investment operations                                                           (0.43)         0.64
                                                                                      ----------     ---------
- --------------------------------------------------------------------------------------------------------------
Less distributions from
- --------------------------------------------------------------------------------------------------------------
Net investment income                                                                      (0.28)        (0.09)
- --------------------------------------------------------------------------------------------------------------
In excess of net investment income                                                             0         (0.01)
- --------------------------------------------------------------------------------------------------------------
Net realized gain on investments                                                           (0.02)        (0.05)
                                                                                      ----------     ---------
- --------------------------------------------------------------------------------------------------------------
Total distributions                                                                        (0.30)        (0.15)
                                                                                      ----------     ---------
- --------------------------------------------------------------------------------------------------------------
Net asset value end of year                                                           $     9.76     $   10.49
                                                                                      ==========     =========
- --------------------------------------------------------------------------------------------------------------
Total Return+                                                                               (4.0%)         6.5%
- --------------------------------------------------------------------------------------------------------------
Ratios & Supplemental Data:
Ratios to average net assets:
 Expenses                                                                                   2.61%         2.54%
- --------------------------------------------------------------------------------------------------------------
 Expenses, excluding indirectly paid expenses                                               2.59%          N/A
- --------------------------------------------------------------------------------------------------------------
 Net investment income (loss)                                                               3.27%         1.70%
- --------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                                                       57%          104%
- --------------------------------------------------------------------------------------------------------------
Average commission rate per share                                                            N/A           N/A
- --------------------------------------------------------------------------------------------------------------
Net assets end of year (thousands)                                                    $   97,165     $ 148,769
- --------------------------------------------------------------------------------------------------------------

+ Initial sales charge or contingent deferred sales charge is not reflected.



                  See Combined Notes to Financial Statements

                                   EVERGREEN
                               Latin America Fund

                              Financial Highlights

                 (For a share outstanding throughout each year)







                                                                                       Year Ended October 31,
                                                                                        1997          1996
CLASS C SHARES
Net asset value beginning of year                                                      $ 10.99       $ 9.77
                                                                                       =========     ========
- --------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
- --------------------------------------------------------------------------------------------------------------
Net investment income (loss)                                                             (0.07)        0.23
- --------------------------------------------------------------------------------------------------------------
Net realized and unrealized gain (loss) on investments
 and foreign currency related transactions                                                2.08         1.30
                                                                                       ---------     --------
- --------------------------------------------------------------------------------------------------------------
Total from investment operations                                                          2.01         1.53
                                                                                       ---------     --------
- --------------------------------------------------------------------------------------------------------------
Less distributions from
- --------------------------------------------------------------------------------------------------------------
Net investment income                                                                        0        (0.27)
- --------------------------------------------------------------------------------------------------------------
In excess of net investment income                                                       (0.08)       (0.04)
- --------------------------------------------------------------------------------------------------------------
Net realized gain on investments                                                             0            0
                                                                                       ---------     --------
- --------------------------------------------------------------------------------------------------------------
Total distributions                                                                      (0.08)       (0.31)
                                                                                       ---------     --------
- --------------------------------------------------------------------------------------------------------------
Net asset value end of year                                                            $ 12.92        $10.99
                                                                                      =========     ========
- --------------------------------------------------------------------------------------------------------------
Total Return+                                                                             18.4%         15.8%
- --------------------------------------------------------------------------------------------------------------
Ratios & Supplemental Data:
Ratios to average net assets:
 Expenses                                                                                 2.47%          2.59%
- --------------------------------------------------------------------------------------------------------------
 Expenses, excluding indirectly paid expenses                                              2.46%       2.58%
- --------------------------------------------------------------------------------------------------------------
 Net investment income (loss)                                                             (0.52%)      2.26%
- --------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                                                     105%        112%
- --------------------------------------------------------------------------------------------------------------
Average commission rate per share                                                       $ .0002     $ .0005
- --------------------------------------------------------------------------------------------------------------
Net assets end of year (thousands)                                                      $10,961     $ 8,791
- --------------------------------------------------------------------------------------------------------------


                                                                                       1995           1994
CLASS C SHARES
Net asset value beginning of year                                                     $    10.50    $    10.00
                                                                                      ==========    ==========
- ---------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
- ---------------------------------------------------------------------------------------------------------------
Net investment income (loss)                                                                0.32         0.14
- ---------------------------------------------------------------------------------------------------------------
Net realized and unrealized gain (loss) on investments and foreign currency related
transactions                                                                               (0.75)        0.51
                                                                                      ----------    ----------
- ---------------------------------------------------------------------------------------------------------------
Total from investment operations                                                           (0.43)        0.65
                                                                                       ----------    ----------
- ---------------------------------------------------------------------------------------------------------------
Less distributions from
- ---------------------------------------------------------------------------------------------------------------
Net investment income                                                                      (0.28)       (0.09)
- ---------------------------------------------------------------------------------------------------------------
In excess of net investment income                                                             0        (0.01)
- ---------------------------------------------------------------------------------------------------------------
Net realized gain on investments                                                           (0.02)       (0.05)
                                                                                       ----------    ----------
- ---------------------------------------------------------------------------------------------------------------
Total distributions                                                                        (0.30)       (0.15)
                                                                                       ----------    ----------
- ---------------------------------------------------------------------------------------------------------------
Net asset value end of year                                                           $     9.77    $   10.50
                                                                                      ==========    ==========
- ---------------------------------------------------------------------------------------------------------------
Total Return+                                                                              (4.0%)        6.6%
- ---------------------------------------------------------------------------------------------------------------
Ratios & Supplemental Data:
Ratios to average net assets:





 Expenses                                                                                  2.61%        2.54%
- ---------------------------------------------------------------------------------------------------------------
 Expenses, excluding indirectly paid expenses                                              2.59%         N/A
- ---------------------------------------------------------------------------------------------------------------
 Net investment income (loss)                                                              3.27%        1.74%
- ---------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                                                      57%         104%
- ---------------------------------------------------------------------------------------------------------------
Average commission rate per share                                                           N/A          N/A
- ---------------------------------------------------------------------------------------------------------------
Net assets end of year (thousands)                                                   $   11,242    $  17,740
- ---------------------------------------------------------------------------------------------------------------

+ Initial sales charge or contingent deferred sales charge is not reflected.






                   See Combined Notes to Financial Statements

                                   EVERGREEN
                          Emerging Markets Growth Fund



                            Schedule of Investments

                                October 31, 1997





   Shares                                  Value
COMMON           STOCKS - 53.6% Argentina - 2.3% Iron & Steel - 0.5%
    134,500      Siderca SA   ......      $  329,724
                                          ----------
                 Oil / Energy - 1.8%
     39,000      YPF Sociedad
                 Anonima ADR...            1,248,000
                                          ----------

                 Total Argentina ...       1,577,724
                                          ==========
                 Brazil - 4.8%
                 Electrical Equipment
                 & Services - 1.1%
     19,600      Companhia Energetica
                 de Minas
                 Gerais, ADR ("CEMIG")...    782,434
                                          ----------

                 Utilities - Electric
                 - 1.0%
  1,660,000      Eletrobras SA   ...         670,053
                                          ----------
                 Telecommunication
                 Services &
                 Equipment - 2.7%
     18,550      Telecomunicacoes
                 Brasileiras SA, ADR
                 ("Telebras") ......       1,882,825
                 Total Brazil ......       3,335,312
                                          ==========
                 Chile - 1.9%
                 Telecommunication
                 Services &
                 Equipment - 1.9%
     47,300      Compania de Telecom
                 de Chile, SA,
                 ADR ...............       1,312,575
                                          ==========
                 Egypt - 2.5%
                 Building,
                 Construction &





                 Furnishings -  0.1%
      3,700      Arabian International
                 Construction.......          96,782
                                          ----------

                 Consumer Products &
                 Services - 0.1%
     3,700 *     Eastern Tobacco Co...        92,704
                                          ----------
                 Food & Beverage
                 Products - 1.0%
    22,100 *     Al-Ahram Beverage
                 Company S.A.E.......        607,750
      3,600      International Food
                   Company...........         87,818
                                          ----------

                                             695,568
                                          ----------
                 Healthcare Products &
                 Services - 1.0%
      9,350      Egyptian
                 International
                 Pharmaceutical
                 Industries Co   ...         676,003
                                          ----------
                 Real Estate - 0.3%
      2,575      Nasr City For House &
                 Reconstruction ......       177,839
                                          ----------
                 Total Egypt  ......       1,738,896
                                          ==========
                 Hong Kong - 0.9%
                 Diversified Companies
                 - 0.2%
    118,000      Li & Fung .........         118,282
                                          ----------
                 Finance & Insurance -
                 0.7%
        120      Bank of East Asia
                 Ltd.................            269
     20,400      HSBC Holdings Plc           461,747
                                          ----------
                                             462,016
                                          ----------
                 Total Hong Kong ...         580,298
                                          ==========
                 Hungary - 5.6%
                 Building,
                 Construction &
                 Furnishings -  0.4%
      5,200      Zalakeramia  ......         244,379
                                          ----------


    Shares                                  Value
COMMON STOCKS - continued
                 Hungary - continued
                 Chemical &
                 Agricultural
                 Products - 1.3%
      4,875      Pannonplast RT  ...      $  268,183
     32,600      Tiszai Vegyi
                 Kombinat RT...              663,784
                                          ----------

                                             931,967
                                          ----------
                 Finance & Insurance -
                 0.4%
      9,700      Otp Bank  .........         309,227
                                          ----------
                 Healthcare Products &
                 Services - 3.5%
     10,400      EGIS Gyogyszergya....       488,757
     20,650      Richter Gedeon, GDR...    1,900,584
                                          ----------
                                           2,389,341
                                          ----------
                 Total Hungary   ...       3,874,914
                                          ==========
                 India - 0.4%
                 Healthcare Products &
                 Services - 0.3%
      8,200      Ranbaxy Laboratories
                 Ltd., GDR, 144A** ...       186,960
                                          ==========
                 Leisure & Tourism -
                 0.1%
     7,400 *     East India Hotels





                 Ltd., GDR, 144A**....       113,960
                                          ----------
                 Total India .........       300,920
                                          ==========
                 Indonesia - 0.0%
                 Finance & Insurance -
                 0.0%
          8      Bank International
                 Indonesia.............            2
                                          ==========

                 Israel - 1.1%
                 Telecommunication
                 Services &
                 Equipment - 1.1%
     28,300      ECI
                 Telecommunications,
                 Ltd..................       781,788
                                          ==========


                 Korea - 0.2%
                 Metal Products & Services - 0.2%
      7,400      Pohang Iron &
                 Steel Ltd., ADR.......      120,250
                                          ==========

                 Luxembourg - 0.9%
                 Telecommunication
                 Services &
                 Equipment - 0.9%
    14,430 *     Millicom
                 International Cellular
                 SA, GDR...............      606,060
                                          ==========


                 Mexico - 10.5%
                 Automotive Equipment
                 & Manufacturing - 0.7%
     64,000      Sanluis Corp SA de
                 CV ................         494,598
                                          ----------
                 Diversified Companies
                 - 3.5%
     52,000      Alfa SA de CV   ...         379,535
     25,900      Desc SA de CV, ADR....      877,362
    100,000      Grupo Carso SA de CV...     633,274
     23,100      Grupo Imsa SA de CV,
                 ADR ...............         550,069
                                          ----------
                                           2,440,240
                                          ----------
                 Finance & Insurance -
                 2.0%
    113,700      Fomento Economico
                 Mexicano,.............      800,036

  1,307,000      Grupo Financiero
                 Bancomer SA
                 de CV, Class B  .......     615,700
                                          ----------
                                           1,415,736
                                          ----------

                                   EVERGREEN
                          Emerging Markets Growth Fund


                      Schedule of Investments (continued)

                                October 31, 1997




    Shares                                                          Value
COMMON STOCKS - continued
                   Mexico - continued
                   Healthcare Products &
                   Services - 0.6%





       90,000      Kimberly Clark Corp. de Mexico SA de
                   CV, Class A ..............................      $  394,991
                                                                   ----------
                   Leisure & Tourism - 1.0%
    1,195,000      Grupo Posadas SA de CV Class A
                   Shares   .................................         712,582
                                                                   ----------
                   Metal Products & Services - 0.4%
       13,300      Tubos de Acero de Mexico SA, ADR .........         268,494
                                                                   ----------
                   Publishing, Broadcasting &
                   Entertainment - 0.1%
       2,200 *     Grupo Televisa SA, ADR  ..................          68,200
                                                                   ----------
                   Retailing & Wholesale - 0.8%
      402,000      Grupo Elektra SA de CV  ..................         546,547
                                                                   ----------
                   Telecommunication Services &
                   Equipment - 1.4%
       21,800      Telefonos de Mexico SA, ADR   ............         942,850
                                                                   ----------
                   Total Mexico   ...........................       7,284,238
                                                                   ==========
                   Peru - 0.3%
                   Telecommunication Services &
                   Equipment - 0.3%
       11,800      Telefonica del Peru SA, ADR   ............         233,050
                                                                   ==========
                   Poland - 0.6%
                   Building, Construction &
                   Furnishings -  0.2%
       30,000      Polifarb Cieszyn  ........................         144,620
                                                                   ----------
                   Business Equipment &
                   Services - 0.2%
       8,000 *     ComputerLand Poland SA  ..................         135,437
                                                                   ----------
                   Retailing & Wholesale - 0.2%
       7,600 *     Amica Wronki SA   ........................         142,841
                                                                   ----------
                   Total Poland   ...........................         422,898
                                                                   ==========
                   Portugal - 6.4%
                   Building, Construction &
                   Furnishings -  0.8%
       21,600      Cimpor Cimentos de Portugal SA   .........         546,602
                                                                   ----------
                   Finance & Insurance - 2.7%
       43,400      Banco Comercial Portugues, ADR   .........         868,000
       26,600      Banco Espirito Santo e Comercial
                   de Lisboa SA   ...........................         771,453
        6,000      Sonae Investimentos SA  ..................         224,168
                                                                   ----------
                                                                    1,863,621
                                                                   ----------
                   Telecommunication Services &
                   Equipment - 1.5%
       25,400      Portugal Telecom SA, ADR   ...............       1,047,750
                                                                   ----------
                   Utilities - Electric - 1.4%
       55,200      Electricidade de Portugal, SA ............         969,963
                                                                   ----------
                   Total Portugal ...........................       4,427,936
                                                                   ==========


     Shares                                                          Value
COMMON STOCKS - continued
                   Singapore - 1.0%
                   Telecommunication Services &
                   Equipment - 1.0%
      308,000      Datacraft Asia Ltd.  .....................      $  702,240
                                                                   ==========
                   South Africa - 2.0%
                   Finance & Insurance - 1.3%
       35,800      Liberty Life Association of Africa, Ltd...         892,675
                                                                   ----------
                   Publishing, Broadcasting &
                   Entertainment - 0.3%
       22,500      Nasionale Pers Beperk   ..................         215,065
                                                                   ----------
                   Retailing & Wholesale - 0.4%
      187,050      New Clicks Holdings  .....................         244,866
                                                                   ----------
                   Total South Africa   .....................       1,352,606
                                                                   ==========
                   Spain - 1.8%
                   Food & Beverage Products - 1.8%
       25,965      Campofrio Alimentacion SA  ...............       1,253,003
                                                                   ==========





                   Switzerland - 0.6%
                   Finance & Insurance - 0.6%
       37,500      Richemont Securities AG ..................         441,818
                                                                   ==========
                   Taiwan - 0.9%
                   Business Equipment &
                   Services - 0.2%
     120,000 *     Acer Inc.   ..............................         164,394
                                                                   ----------
                   Food & Beverage Products - 0.7%
      55,000 *     President Enterprises   ..................          63,086
       34,706      President Enterprises Corp.,
                   GDR,144A**  ..............................         390,447
                                                                   ----------
                                                                      453,533
                                                                   ----------
                   Total Taiwan   ...........................         617,927
                                                                   ==========
                   Turkey - 5.7%
                   Finance & Insurance - 2.9%
   10,136,000      Akbank Turk Anonim Sirket  ...............         690,162
  22,227,000 *     Haci Omer Sabanci ........................       1,295,506
                                                                   ----------
                                                                    1,985,668
                                                                   ----------
                   Food & Beverage Products - 1.5%
    4,363,000      Erciyas Biracilik Ve Malt  ...............         617,921
    5,890,000      Guney Biracilik   ..........................       433,136
                                                                   ----------
                                                                    1,051,057
                                                                   ----------
                   Household Products &
                   Services - 1.0%
    8,200,000      Turk Sise ve Cam Fabrikalari AS  .........         703,508
                                                                   ----------
                   Manufacturing - Distributing - 0.3%
    1,546,000      Arcelik AS  ..............................         172,638
                                                                   ----------
                   Total Turkey   ...........................       3,912,871
                                                                   ==========
                   Russia - 2.1%
                   Oil / Energy - 2.1%
       16,800      LUKoil Oil Co., ADR  .....................       1,467,846
                                                                   =========

                                   EVERGREEN
                          Emerging Markets Growth Fund




                      Schedule of Investments (continued)

                                October 31, 1997




   Shares                                                   Value
COMMON STOCKS - continued
                 Venezuela - 1.1%
                 Finance & Insurance - 0.5%
      150,000    Banco Provincial SA ..................    $   299,242
                                                           -----------
                 Telecommunication Services &
                 Equipment - 0.6%
        9,900    Compania Anonima Nacional Telefonos
                 de Venezuela  ........................        433,125
                                                           -----------
                 Total Venezuela  .....................        732,367
                                                           ===========
                 Total Common Stocks
                 (Cost - $36,538,187)..................     37,077,539
                                                           ===========
PREFERRED        STOCKS - 8.6% Brazil - 8.6%  Electrical  Equipment & Services -
                 1.0%
   17,500,000    Companhia Energetica de Minas Gerais
                 ("CEMIG")  ...........................        698,444
                                                           -----------





                 Finance & Insurance - 1.1%
  100,000,000    Banco Bradesco SA   ..................        743,798
                                                           -----------
                 Metals & Mining - 2.6%
       94,000    Compania Vale Do Rio Doce Navegacao
                 SA ("CVRD")   ........................      1,816,137
                                                           -----------
                 Oil/Energy - 0.9%
    3,373,700    Petroleo Brasileiro SA ("Petrobras") ...      627,338
                                                           -----------
                 Telecommunication Services &
                 Equipment - 2.2%
      610,000    Compania Riograndense de
                 Telecomunica  ........................        470,316
   3,985,000 *   Telecomunicaoes de Sao Paulo SA ......      1,041,028
      95,467 *   Telesponsora Telefonos de Sao Paulo,
                 Rights  ..............................             46
                                                           -----------
                                                             1,511,390
                                                           ===========


    Shares                                                   Value
PREFERRED STOCKS - continued
                 Brazil - continued
                 Utilities - Electric - 0.8%
   1,274,900 *   Electrobras SA, Class B Shares  ......    $   551,614
                 Total Brazil ........................       5,948,721
                                                           ===========
                 Total Preferred Stocks
                 (Cost - $6,941,150) ..................      5,948,721
                                                           ===========
PUT OPTION PURCHASED - 0.0%
                 Brazil - 0.0%
       4,000 *   Brazilian Real Strike price 1.2, expires
                 12/1/97 ..............................         24,673
                                                           -----------
                 Total Put Option Purchased
                 (Cost - $23,557) .....................         24,673
                                                           ===========


  Principal
  Amount                                            Value
SHORT-TERM    INVESTMENTS - 44.3% United States - 44.3% Government  Agency Notes
              & Bonds - 44.3%
$30,680,000   Federal Home Loan Bank Discount
              Notes, 5.55%, 11/3/97  .........      30,670,540
                                                    ----------
              Total Short-Term Investments
              (Cost - $30,670,540)............      30,670,540
                                                    ==========
              Total Investments
               (Cost $74,173,434)    106.5%         73,721,473
              Other Assets And
               Liabilities - Net     ( 6.5%)        (4,500,549)
                                     =====          ----------
              Net Assets  .........    100%       $ 69,220,924
                                     =====         ===========

*  Non-income producing securities
** Securities that may be resold to "qualified  institutional buyers" under Rule
   144A of the Securities Act of 1933. These securities have been determined to be liquid under guidelines established by the Board of Directors.



Legend of Portfolio Abbreviations:
ADR   American Depository Receipts
GDR   Global Depository Receipts

[GRAPHIC OMITTED]



                                   EVERGREEN
                          Emerging Markets Growth Fund
[GRAPHIC OMITTED]

                                October 31, 1997

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS



  Forward Foreign Currency Exchange Contracts to Buy:
                                                                                            Unrealized
                                                      U.S. $ Value at     In Exchange      Appreciation
Exchange Date           Contracts to Receive       October 31, 1997      for U.S. $     (Depreciation)
- ---------------   -------------------------------- ------------------   -------------   ---------------
11/5/97                 98,961  Argentine Peso            $ 99,021          $ 98,963         $    57
10/31/97                26,031  Brazilian Real              23,612            23,558              54
11/3/97                 80,039  Brazilian Real              72,601            72,585              16
11/3/97                353,508  Brazilian Real             320,657           320,875            (218)
11/5/97                856,361  Brazilian Real             776,780           774,988           1,792
11/2/97                 18,187  Egyptian Pound               5,345             5,350                (5)
11/5/97              1,427,143  Egyptian Pound             419,439           419,562            (123)
11/6/97            186,572,485  Hungarian Forint           959,316           957,101           2,215
11/4/97              6,183,437  Mexican Peso               737,440           744,992          (7,552)
11/4/97              1,038,482  Polish Zloty               297,986           298,200            (214)
11/4/97             34,939,285  Spanish Peseta             240,182           241,377          (1,195)
Forward Foreign Currency Exchange Contracts to Sell:
                  Contracts to Deliver
                  -------------------------------
10/30/97               426,880  Brazilian Real            $387,210          $387,791         $   581
10/31/97               456,127  Brazilian Real             413,740           413,609            (131)
11/1/97            136,995,200  South Korean Won           141,964           141,744            (220)

                  See combined notes to financial statements.

                                   EVERGREEN
                              Global Leaders Fund



                            Schedule of Investments

                                October 31, 1997





   Shares                                               Value
COMMON          STOCKS - 99.4% Belgium - 2.4%  Healthcare  Products & Services -
                0.8%
         500    UCB SA  ........................      $  1,727,682
                                                      ------------
                Industrial Specialty Products &
                Services - 0.7%
      7,500 *   Barco NV   .....................         1,446,776
                                                      ------------
                Retailing & Wholesale - 0.9%
       3,500    Colruyt SA .....................         1,877,640
                                                      ------------
                Total Belgium ..................         5,052,098
                                                      ============
                Canada - 6.1%
                Automotive Equipment &
                Manufacturing - 1.4%





      44,600    Magna International, Inc. ......         2,938,025
                                                      ------------
                Chemical & Agricultural
                Products - 1.4%
     120,000    DuPont Canada, Inc. Cl. A ......         2,894,952
                                                      ------------
                Energy - 1.5%
  110,000 *     Canadian Natural Resources, Ltd...       3,200,057
                                                      ------------
                Industrial Specialty Products &
                Services - 1.8%
   200,000      Bombardier, Inc., Cl. B   ......         3,831,553
                                                      ------------
                Total Canada  ..................        12,864,587
                                                      ============
                Denmark - 1.1%
                Healthcare Products &
                Services - 1.1%
    30,000      Coloplast AS  ..................         2,220,018
                                                      ============
                France - 6.5%
                Automotive Equipment &
                Manufacturing - 0.9%
    30,000      BERTRAND FAURE   ...............         1,809,908
                Building, Construction &
                Furnishings - 1.7%
    25,000      LAPEYRE SA .....................         1,460,582
    19,320      Societe Technip  ...............         2,043,115
                                                      ------------
                                                         3,503,697
                                                      ============
                Food & Beverage Products - 0.8%
     3,500      Sodexho Alliance ...............         1,745,677
                                                      ------------
                Healthcare Products &
                Services - 0.9%
    17,000      Synthelabo .....................         2,001,127
                                                      ------------
                Retailing & Wholesale - 1.3%
     3,800      Carrefour SA  ..................         1,982,923
     8,050      Castorama Dubois Investisse  ...           838,738
                                                      ------------
                                                         2,821,661
                                                      ------------
                Textile & Apparel - 0.9%
    27,000      Hermes International   .........         1,820,829
                                                      ------------
                Total France  ..................        13,702,899
                                                      =============
                Germany - 10.2%
                Electrical Equipment &
                Services - 0.7%
     4,468      VEW AG  ........................         1,503,330
                                                      ------------


    Shares                                               Value
COMMON STOCKS - continued
                Germany - continued
                Food & Beverage Products - 1.1%
     5,000      Suedzucker AG ..................      $  2,407,472
                                                      ------------
                Healthcare Products &
                Services - 0.9%
    25,000      Altana AG  .....................         1,817,206
                                                      ------------
                Information Services &
                Technology - 2.0%
    15,000      SAP AG  ........................         4,302,994
                                                      ------------





                Textile & Apparel - 2.9%
    18,000      Adidas AG  .....................         2,605,291
     2,700      Hugo Boss AG  ..................         3,445,875
                                                      ------------
                Utilities - Electric - 2.6%
   126,300      RWE AG  ........................         5,480,473
                                                      ------------
                                                         6,051,166
                                                      ------------
                Total Germany ..................        21,562,641
                                                      ============
                Hong Kong - 4.3%
                Diversified Companies - 0.6%
 2,120,000      First Pacific Ltd.  ............         1,336,739
                                                      ------------
                Finance & Insurance - 0.5%
 1,135,000      National Mutual Asia Ltd. ......         1,027,614
                                                      ------------
                Real Estate - 1.2%
   176,000      Cheung Kong Holdings, Ltd.   ...         1,223,566
   152,400      Henderson China Holdings, Ltd.             163,606
   200,000      Henderson Land Development Co.,
                Ltd. ...........................         1,107,159
                                                      ------------
                                                         2,494,331
                                                      ------------
                Retailing & Wholesale - 0.3%
 1,500,000      Giordano International, Ltd. ...           552,933
                                                      ------------
                Telecommunication Services &
                Equipment - 1.0%
   106,000      Hong Kong Telecommunications, Ltd.
                ADS ..............................       2,033,875
                                                      ------------
                Utilities - 0.7%
   850,000      Hongkong & China Gas   .........         1,605,122
                                                      ------------
                Total Hong Kong  ...............         9,050,614
                                                      ============
                Italy - 3.7%
                Consumer Products &
                Services - 1.1%
   100,000      Industrie Natuzzi SpA ADS ......         2,237,500
                                                      ------------
                Healthcare Products &
                Services - 1.2%
    40,500      Luxottica Group SpA ADS  ..........      2,586,937
                                                      ------------
                Textile & Apparel - 1.4%
    99,100      Benetton Group SpA ADS .........         2,873,900
                                                      ------------
                Total Italy   ..................         7,698,337
                                                      ============
                Japan - 6.8%
                Consumer Products &
                Services - 2.6%
    63,000      Nintendo Co., Ltd.  ............         5,444,121
                                                      ------------

                                   EVERGREEN
                              Global Leaders Fund

                      Schedule of Investments (continued)

                                October 31, 1997




   Shares                                                      Value
COMMON STOCKS - continued
                  Japan - continued
                  Publishing, Broadcasting &
                  Entertainment - 0.1%
      50,000      Kyodo Printing Co. ..................      $    270,046
                                                             ------------
                  Retailing & Wholesale - 3.9%
     110,400      Seven-Eleven Japan Co., Ltd.   ......         8,255,920
                                                             ------------
                  Transportation - 0.2%
     100,000      Keisei Electric Railway  ............           378,064
                                                             ------------
                  Total Japan  ........................        14,348,151
                                                             ============
                  Malaysia - 1.1%
                  Automotive Equipment &
                  Manufacturing - 0.1%
     134,000      Perusahaan Otomobil Nasional Berhad...          321,584
                                                             ------------
                  .
                  Banks - 0.4%
     240,000      Commerce Asset Holding Berhad  ......           187,191
     115,000      Malayan Banking Berhad   ............           445,028
     155,000      RHB Capital Berhad ..................           130,193
                                                             ------------
                                                                  762,412
                                                             ------------
                  Building, Construction &
                  Furnishings - 0.2%
     157,000      United Engineers Ltd. Berhad   ......           372,071
                                                             ------------
                  Chemical & Agricultural
                  Products - 0.1%
      92,000      Malaysian Oxygen Berhad  ............           289,786
                                                             ------------
                  Finance & Insurance - 0.1%
     101,000      AMMB Holdings Berhad  ...............           165,127
                                                             ------------
                  Food & Beverage Products - 0.2%
      81,000      Nestle Malaysia Berhad   ............           410,649
                                                             ------------
                  Total Malaysia  .....................         2,321,629
                                                             ============
                  Netherlands - 5.2%
                  Energy - 0.6%
      20,000      IHC Caland NV   .....................         1,229,977
                                                             ------------
                  Food & Beverage Products - 1.3%
      20,000      CSM NV, Certificates  ...............           912,697
      15,000      CSM NV, Ordinary Shares  ............           684,522
      42,500      Nutricia Verenigde Bedrijven NV   ...         1,214,911
                                                             ------------
                                                                2,812,130
                                                             ------------
                  Information Services &
                  Technology - 0.8%
      49,200      Getronics NV ........................         1,624,373





                                                             ------------
                  Publishing, Broadcasting &
                  Entertainment - 2.5%
      14,000      Elsevier NV  ........................           219,933
      55,000      Elsevier NV ADS .....................         1,718,750
      70,000      VNU .................................         1,658,511
      14,550      Wolters Kluwer NV  ..................         1,786,619
                                                             ------------
                                                                5,383,813
                                                             ------------
                  Total Netherlands  ..................        11,050,293
                                                             ============
                  Norway - 2.7%
                  Food & Beverage Products - 1.6%
      35,000      Orkla ASA ...........................         3,225,413
                                                             ------------


    Shares                                                      Value
COMMON STOCKS - continued
                  Norway - continued
                  Publishing, Broadcasting &
                  Entertainment - 1.1%
     125,000      Schibsted ASA   .....................      $  2,346,863
                                                             ------------
                  Total Norway ........................         5,572,276
                                                             ============
                  Spain - 1.8%
                  Industrial Specialty Products &
                  Services - 0.6%
     115,000      Prosegur, CIA de Seguridad SA  ......         1,288,582
                                                             ------------
                  Utilities - Electric - 1.2%
     130,000      Empresa Nacional de Electricidad ADS          2,421,250
                                                             ------------
                  Total Spain  ........................         3,709,832
                                                             ============
                  Sweden - 2.1%
                  Healthcare Products &
                  Services - 1.3%
       6,933      Astra AB  ...........................           112,003
     168,000      Astra AB ADS ........................         2,677,500
                                                             ------------
                                                                2,789,503
                                                             ------------
                  Retailing & Wholesale - 0.8%
      41,000      Hennes & Mauritz Cl. B   ............         1,677,793
                                                             ------------
                  Total Sweden ........................         4,467,296
                                                             ============
                  Switzerland - 2.3%
                  Chemical & Agricultural
                  Products - 2.3%
      1,000 *     Ems-Chemie Holdings AG   ............         4,924,121
                                                             ------------
                  United Kingdom - 8.6%
                  Banks - 0.6%
     110,000      Lloyds TSB Group Plc  ...............         1,374,917
                                                             ------------
                  Building, Construction &
                  Furnishings - 0.5%
     125,800      Wolseley Plc ........................         1,048,446
                                                             ------------
                  Chemical & Agricultural
                  Products - 0.4%
      50,000      Burmah Castrol Plc ..................           859,847
                                                             ------------
                  Consumer Products &
                  Services - 0.6%
      80,000      Reckitt & Colman Plc  ...............         1,227,443





                                                             ------------
                  Finance & Insurance - 0.4%
      92,750      Legal & General Group Plc   .........           770,276
                                                             ------------
                  Healthcare Products &
                  Services - 1.3%
      56,200      SmithKline Beecham Plc - ADR   ......         2,676,525
                                                             ------------
                  Industrial Specialty Products &
                  Services - 1.9%
     100,000      Morgan Crucible Company Plc .........           813,709
     230,200      Rentokil Initial Plc  ...............           926,924
      50,000      Smiths Industries Plc ...............           725,628
      95,000      TI Group Plc ........................           872,640
                                                             ------------
     100,000      Williams Holdings Plc ...............           600,635
                                                             ------------
                                                                3,939,536
                                                             ------------
                  Publishing, Broadcasting &
                  Entertainment - 1.6%
      35,000      Carlton Communications Plc, ADS   ...         1,474,375
      95,400      Granada Group Plc  ..................         1,315,672

[GRAPHIC OMITTED]



                                   EVERGREEN
                              Global Leaders Fund
[GRAPHIC OMITTED]



                      Schedule of Investments (continued)

                                October 31, 1997




    Shares                                               Value
COMMON STOCKS - continued
                 United Kingdom - continued
     47,700      United News & Media Plc   ......      $    600,216
                                                       ------------
                                                          3,390,263
                                                       ------------
                 Retailing & Wholesale - 0.9%
     79,560      Argos Plc  .....................           847,610
     90,000      Next Plc   .....................         1,072,083
                                                       ------------
                                                          1,919,693
                                                       ------------
                 Telecommunication Services &
                 Equipment - 0.4%
     17,500      Vodafone Group Plc, ADR   ......           960,312
                                                       ------------
                 Total United Kingdom   .........        18,167,258
                                                       ------------
                 United States - 34.5%
                 Advertising & Related
                 Services - 0.9%





     35,800      Gannett Co., Inc.   ............         1,881,737
                                                       ------------
                 Banks - 0.7%
     44,000      Norwest Corp. ..................         1,410,750
                                                       ------------
                 Building, Construction &
                 Furnishings - 1.2%
     45,000      Home Depot, Inc. (The) .........         2,503,125
                                                       ------------
                 Capital Goods - 0.8%
     34,800      Deere & Co.   ..................         1,831,350
                                                       ------------
                 Chemical & Agricultural
                 Products - 2.3%
     57,800      Du Pont (E. I.) De Nemours & Co.         3,287,375
     37,500      Nalco Chemical Company .........         1,500,000
                                                       ------------
                                                          4,787,375
                                                       ------------
                 Consumer Products &
                 Services - 2.6%
     18,500      Avon Products, Inc. ............         1,211,750
     45,900      Callaway Golf Co.   ............         1,480,275
    43,250 *     CUC International, Inc.   ......         1,275,875
     37,700      Mattel, Inc.  ..................         1,465,587
                                                       ------------
                                                          5,433,487
                                                       ------------
                 Diversified Companies - 0.9%
     50,900      AlliedSignal, Inc.  ............         1,832,400
                                                       ------------
                 Electrical Equipment &
                 Services - 3.2%
     59,000      General Electric Co.   .........         3,809,187
     52,300      Sundstrand Corp. ...............         2,843,813
                                                       ------------
                                                          6,653,000
                                                       ------------
                 Energy - 0.8%
     40,000      Dresser Industries Inc.   ......         1,685,000
                                                       ------------
                 Finance & Insurance - 4.4%
     43,000      Fannie Mae .....................         2,082,812
     11,400      Marsh & McLennan Co., Inc.   ...           809,400
     74,850      MBNA Corp. .....................         1,969,491
     37,500      Schwab (Charles) & Co., Inc. ...         1,279,688
     10,000      SLM Holding Corp.   ............         1,403,750
     50,000      SunAmerica, Inc. ...............         1,796,875
                                                       ------------
                                                          9,342,016
                                                       ------------


    Shares                                                Value
COMMON STOCKS - continued
                 United States - continued
                 Food & Beverage Products - 0.5%
     18,400      Coca Cola Co. (The)  ............     $  1,039,600
                                                       ------------
                 Healthcare Products &
                 Services - 2.3%
     34,000      Merck & Co., Inc.   ............         3,034,500
     34,000      Schering-Plough Corp.  .........         1,906,125
                                                       ------------
                                                          4,940,625
                                                       ------------
                 Industrial Specialty Products &
                 Services - 0.5%
     15,000      Dover Corp.   ..................         1,012,500
                                                       ------------





                 Information Services &
                 Technology - 8.0%
    32,500 *     Cisco Systems, Inc. ............         2,666,016
     40,000      Compaq Computer Corp.  .........         2,550,000
     30,000      Computer Associates International,
                 Inc. ...........................         2,236,875
     31,200      Intel Corp.   ..................         2,402,400
    23,500 *     Microsoft Corp.  ...............         3,055,000
    60,000 *     Oracle Systems Corp.   .........         2,146,875
    43,000 *     Parametric Technology Corp.  ...         1,897,375
                                                       ------------
                                                         16,954,541
                                                       ------------
                 Leisure & Tourism - 3.0%
     40,000      Carnival, Corp. Cl. A  .........         1,940,000
     24,300      Disney Walt Co. (The)  .........         1,998,675
     34,300      Marriott International, Inc. ...         2,392,425
                                                       ------------
                                                          6,331,100
                                                       ------------
                 Retailing & Wholesale - 2.4%
     30,000      Gap, Inc.  .....................         1,595,625
    101,200      Wal-Mart Stores, Inc.  .........         3,554,650
                                                       ------------
                                                          5,150,275
                                                       ------------
                 Total United States ............        72,788,881
                                                       ============
                 Total Common Stocks
                 (Cost - $190,656,262)............      209,500,931
                                                       ============
PREFERRED STOCKS - 0.4%
                 Germany - 0.4%
                 Utilities-Electric - 0.4%
     25,000      RWE AG  ........................           902,077
                                                       ------------
                 Total Preferred Stocks
                 (Cost - $966,606)...............           902,077
                                                       ============
WARRANTS - 0.0%
                 Malaysia - 0.0%
                 Banks - 0.0%
    25,000 *     Commerce Asset Holding, Warrants @
                 7.45 MYR expire 3/16/2002 ......             4,050
                                                       ------------
                 Total Warrants
                 (Cost - $15,235) ...............             4,050
                                                       ============

                                   EVERGREEN
                              Global Leaders Fund



                      Schedule of Investments (continued)

                                October 31, 1997


 Principal
  Amount                                        Value





SHORT-TERM INVESTMENTS - 0.0%
            United States - 0.0%
  $80,000   Federal National Mortgage
            Association
            Discount Notes, 5.45%, 11/6/97    $     79,939
                                              ------------
            Total Short-Term Investments
            (Cost - $79,939)  ............          79,939
                                              ============
            Total Investments -
            (Cost $191,718,042)   99.8%        210,486,997
            Other Assets And
            Liabilities - Net ...  0.2%            338,436
                                  ----        ------------
            Net Assets  .........  100%       $210,825,433
                                  ====       =============



*  Non-income producing securities



Legend of Portfolio Abbreviations:
ADR   American Depository Receipts
ADS   American Depository Shares











                  See combined notes to financial statements.

                                   EVERGREEN
                         Global Real Estate Equity Fund




                            Schedule of Investments

                                October 31, 1997





    Shares                                                 Value
COMMON STOCKS - 99.6%
                  Argentina - 4.0%
      281,313     Inversiones y Representaciones SA ...   $  945,784
       14,668     Inversiones y Representaciones
                  SA, GDR   ........................         495,045





                                                          ----------
                  Total Argentina ..................       1,440,829
                                                          ==========
                  Belgium - 1.0%
        7,342     Bernheim-Comofi ..................         351,490
                                                          ==========
                  Canada - 4.4%
       25,000     Bentall Corp .....................         354,774
      30,000 *    Burcon Properties Ltd.   .........         319,296
       35,000     Canadian Hotel Income Properties...        238,408
     100,000 *    Gentra, Inc. .....................         350,516
       40,000     Monarch Development Corp.   ......         305,105
                                                          ----------
                  Total Canada   ..................        1,568,099
                                                          ==========
                  Denmark - 6.3%
      12,600 *    Nordicom AS  .....................         157,644
       20,525     Thorkild Kristensen   ............       1,675,447
       5,131 *    Thorkild Kristensen, New Shares...         418,841
                                                          ----------
                  Total Denmark   ..................       2,251,932
                                                          ==========
                  France - 14.2%
        6,576     Simco Registered Shares  .........         477,674
       20,000     Societe de Immeubles  ............       1,192,736
       51,078     Societe du Louvre  ...............       2,612,232
        8,450     Unibail   ........................         805,704
                                                          ----------
                  Total France .....................       5,088,346
                                                          ==========
                  Germany - 2.5%
       29,871     Kampa Haus AG   ..................         911,483
                                                          ==========
                  Hong Kong - 3.1%
    1,000,000     China Resources Beijing  .........         407,424
      200,000     New World Develelopment Co., Ltd....       703,615
                                                          ----------
                  Total Hong Kong ..................       1,111,039
                                                          ==========
                  Japan - 8.9%
          220     Chubu Sekiwa Real Estate, Ltd. ...           1,736
       52,000     Daibiru Corp.   ..................         557,374
      190,000     Diamond City Co., Ltd.   .........         757,790
      146,410     Kansai Sekiwa Real Estate Co.,
                  Ltd.   ...........................         727,488
       47,000     Tachihi Enterprise Co., Ltd ......       1,140,341
                                                          ----------
                  Total Japan  .....................       3,184,729
                                                          ==========
                  Malaysia - 0.3%
       39,200     IOI Properties Berhad
                  Warrants expiring 5/18/98 @ 2.75
                  MYR ..............................           8,349
      108,300     IOI Properties Berhad ............          85,769
                                                          ----------
                  Total Malaysia  ..................          94,118
                                                          ==========
                  Mexico - 4.4%
     930,000 *    Grupo Posadas, SA de CV, Class A
                  Shares ...........................         554,562


     Shares                                                 Value
COMMON STOCKS - continued
                  Mexico - continued
   1,930,000 *    Grupo Posadas, SA de CV, Class L
                  Shares ...........................      $1,035,778
                                                          ----------
                  Total Mexico .....................       1,590,340
                                                          ==========





                  Netherlands - 3.7%
       90,500     European City Estates NV .........       1,342,467
                                                          ==========
                  Norway - 3.2%
      65,000 *    Steen & Strom ASA  ...............       1,164,474
                                                          ==========
                  Philippines - 1.7%
   3,000,000 *    Filinvest Land, Inc.  ............         270,804
   1,000,000 *    Robinson's Land Corp. Class B  ...          41,749
  12,825,000 *    SM Development Corp.  ............         285,804
                                                          ----------
                  Total Philippines  ...............         598,357
                                                          ==========
                  Spain - 5.2%
      40,000 *    Inmobiliaria Urbis SA ............         340,964
     239,993 *    Sotogrande SA   ..................         494,933
      40,000     Vallehermoso SA ..................        1,017,392
                                                          ----------
                  Total Spain  .....................       1,853,289
                                                          ==========
                  Sweden - 4.7%
      49,800 *    Dioes (Anders) AB  ...............         295,878
     100,000 *    Castellum AB .....................         934,592
      62,000 *    NK Cityfastigheter AB ............         463,558
                                                          ----------
                  Total Sweden .....................       1,694,028
                                                          ==========
                  Thailand - 2.1%
        9,000     Dusit Thani Public Co., Ltd.   ...           6,362
      123,700     Hemaraj Land & Development Public
                  Co., Ltd. ........................         165,838
      400,000     Saha Pathana Inter-Holding Co. ...         567,946
      125,500     Sammakorn Public Co., Ltd.  ......          25,697
                                                          ----------
                  Total Thailand  ..................         765,843
                                                          ==========
                  United Kingdom - 4.7%
      275,000     Greycoat Plc .....................         942,371
    1,000,000     Hemingway Properties Plc .........         754,988
                                                          ----------
                  Total United Kingdom  ............       1,697,359
                                                          ==========
                  United States - 25.2%
       22,900 *   Alexander's, Inc. REIT   .........       2,003,750
       95,600     Continental Homes Holding Corp.          2,879,950
       10,000     Crescent Real Estate Equities, Inc...      360,000
       20,000 *   Crossmann Communities, Inc. ......         435,000
       10,000     Equity Office Properties Trust REIT        305,625
        9,800     Forest City Enterprises, Inc.  ...         565,950
       46,516     Horizon Group, Inc. REIT .........         619,244
      258,100 *   Presley Companies (The), Cl. A ...         274,231
       81,000     US Home Corp.,
                 *Warrants expiring 6/22/98 @ $20 ....     1,275,750
       39,000 *   Washington Homes, Inc.   .........         180,375

                                   EVERGREEN
                         Global Real Estate Equity Fund



                      Schedule of Investments (continued)

                                October 31, 1997


  Shares                                        Value
COMMON STOCKS - continued

            United States - continued
   10,000   Western Investment Real Estate
            Trust
            REIT  ........................    $   139,375
                                              -----------
            Total United States  .........      9,039,250
                                              ===========
            Total Investments -
            (cost $35,691,976)...  99.6%       35,747,472
            Other Assets and
            Liabilities - net ...   0.4%          143,128
                                  -----       -----------
            Net Assets -   ...... 100.0%      $35,890,600
                                  =====       ===========


* Non-income producing securities



Legend of Portfolio Abbreviations:
GDR   Global Depository Receipts

REIT  Real Estate Investment Trust






                  See combined notes to financial statements.

                                   EVERGREEN
                           International Equity Fund



                            Schedule of Investments

                                October 31, 1997





    Shares                              Value
COMMON STOCKS - 84.4%
                   Argentina - 2.5%
                   Energy - 1.7%
        4,000      YPF Sociedad
                   Anonima,........    $   127,277
      138,400      YPF Sociedad





                   Anonima, ADR ....     4,428,800
                                       -----------
                                         4,556,077
                                       -----------
                   Telecommunication
                   Services
                   & Equipment -
                   0.8%
       75,200      Telefonica de
                   Argentina, ADR....    2,115,000
                                       -----------

                   Total Argentina...    6,671,077
                                       ===========
                   Australia - 4.4%
                   Building,
                   Construction &
                   Furnishings -
                   0.2%
      241,500      Boral Ltd. ...          635,183
                                       -----------
                   Finance &
                   Insurance - 1.1%
      202,500      National
                   Australia Bank
                   Ltd............       2,769,839
                                       -----------


                   Food & Beverage
                   Products - 1.7%
    2,467,840      Burns Philp &
                   Co., Ltd.........     1,301,632
      244,596      Foodland
                   Associated Ltd.....   1,823,329
      440,900      Woolworths Ltd....    1,423,189
                                       -----------
                                         4,548,150
                                       -----------
                   Metals & Mining
                   - 0.6%
      733,700      Orogen Minerals
                   Ltd..........         1,599,521
                                       -----------

                   Publishing,
                   Broadcasting &
                   Entertainment -
                   0.2%
      124,500      News Corp., Ltd....     596,247
                                       -----------

                   Transportation -
                   0.6%
      862,200      Qantas Airways
                   Ltd. ...........      1,546,173
                                       -----------

                   Total Australia ...  11,695,113
                                       ===========
                   Austria - 1.8%
                   Engineering -
                   0.4%
       10,100      VAE
                   Eisenbahnsysteme
                   AG.............        990,563
                                       -----------


                   Information
                   Services &





                   Technology -
                   1.2%
       18,500      VA Technologie AG..   3,282,688
                                       -----------

                   Metal Products &
                   Services - 0.2%
        8,920      Boehler-Uddeholm
                   AG.................     639,585
                                       -----------

                   Total Austria ...     4,912,836
                                       ===========
                   Brazil - 1.5%
                   Food & Beverage
                   Products - 0.7%
       65,600      Panamerican
                   Beverages, Inc.
                   ADR, .........        2,033,600
                                       -----------


                   Telecommunicatio
                   Services &
                   Equipment - 0.5%
       13,000      Telecomunicacoes
                   Brasileiras SA
                   ("Telebras") ADR....  1,319,500
                                       -----------
                   Utilities - 0.3%
    3,844,900      Compania de
                   Saneamento
                   Basico
                   do Estado
                   ("SABESP")......        711,470
                                       -----------

                   Total Brazil ....     4,064,570
                                       ===========


     Shares                              Value
COMMON STOCKS - continued
                   China - 0.8%
                   Transportation -
                   0.8%
   6,733,800 *     Guangshen
                   Railway Co.,
                   Ltd...........      $ 2,090,296
                                       ===========
                   Denmark - 1.2%
                   Consumer
                   Products &
                   Services - 0.6%
       53,500      ISS
                   International
                   Service
                   System AS,
                   Series B.......       1,624,428
                                        ----------
                   Transportation -
                   0.6%
       96,700      SAS Danmark AS...     1,667,241
                                       -----------
                   Total Denmark...      3,291,669
                                       ===========
                   Finland - 2.1%
                   Diversified
                   Companies - 1.0%
       67,716      Huhtamaki Group ...   2,788,094





                                       -----------
                   Forest Products
                   - 0.6%
       69,300      UPM-Kymmene
                   Corp..........        1,541,861
                                       -----------

                   Machinery -
                   Diversified -
                   0.5%
       67,666      Rauma OY   ...        1,268,758
                                       -----------
                   Total Finland ...     5,598,713
                                       ===========
                   France - 8.2%
                   Automotive
                   Equipment &
                   Manufacturing -
                   0.8%
       33,850      BERTRAND FAURE ....   2,042,179
                                       -----------
                   Diversified
                   Companies - 0.4%
        8,000      Eaux Cie
                   Generale ........       933,386

          400      Marine-Wendel SA ...     46,045
                                       -----------
                                           979,431
                                       ===========
                   Finance &
                   Insurance - 3.8%
       52,650      AXA-UAP ......        3,605,383
      13,000 *     Banque Nationale
                   de Paris.........       574,698

       20,800      Societe Generale...   2,848,698
     123,600 *     Societe Generale
                   d'Enterprises SA..    3,167,005
                                       -----------

                                        10,195,784
                                       ===========
                   Healthcare
                   Products &
                   Services - 1.2%
       76,550      Rhone-Poulenc SA...   3,337,637
                                       -----------
                   Industrial
                   Specialty
                   Products &
                   Services - 1.8%
       96,900      Bouygues Offshore
                   SA, ADR.........      2,349,825

       16,970      Compagnie de
                   Saint Gobain .....    2,435,949
                                       -----------
                                         4,785,774
                                       ===========
                   Oil / Energy -
                   0.2%
        4,760      Total SA   ...          528,132
                                       -----------
                   Total France.....    21,868,937
                                       ===========
                   Germany - 4.0%
                   Automotive
                   Equipment &
                   Manufacturing -
                   0.6%





        1,963      Bayer Motoren
                   Werk AG ("BMW").....  1,420,038
                                       -----------

                   Finance &
                   Insurance - 0.5%
       21,300      Deutsche
                   Bank AG .........     1,393,804
                                       -----------

                                   EVERGREEN
                           International Equity Fund




                      Schedule of Investments (continued)

                                October 31, 1997




    Shares                                                     Value
COMMON STOCKS - continued
                  Germany - continued
                  Healthcare Products &
                  Services - 2.6%
     51,000 *     Fresenius Medical Care AG ............      $ 3,594,675
      86,300      Hoechst AG ...........................        3,284,186
                                                              -----------
                                                                6,878,861
                                                              -----------
                  Retailing & Wholesale - 0.3%
       3,200      AVA Allgemeine Handelsgesellschaft
                  der Verbraucher AG  ..................          816,800
                                                              -----------
                  Total Germany ........................       10,509,503
                                                              ===========
                  Hong Kong - 2.3%
                  Diversified Companies - 2.0%
     109,000      Cheung Kong (Holdings) Ltd.  .........          757,777
   3,930,793      First Pacific Company Ltd.   .........        2,478,512
    310,600 *     Jardine Matheson
                  Holdings Ltd. ........................        1,987,840
                                                              -----------
                                                                5,224,129
                                                              -----------
                  Finance & Insurance - 0.3%
     275,000      Wing Hang Bank Ltd  ..................          707,818
                                                              -----------
                  Real Estate - 0.0%
      41,170      Hongkong Land Holdings Ltd., ADR ...             93,868
      9,800 *     Hysan Development Co.  ...............              329
                                                              -----------
                                                                   94,197
                                                              -----------
                  Total Hong Kong  .....................        6,026,144
                                                              ===========
                  India - 2.2%
                  Automotive Equipment &





                  Manufacturing - 1.2%
     289,997      Tata Engineering & Locomotive
                  Co.,Ltd., GDR ........................        3,015,969
                                                              -----------
                  Finance & Insurance - 0.6%
      91,200      State Bank of India, GDR  ............        1,678,080
                                                              -----------
                  Metal Products & Services - 0.4%
      38,025      Hindalco Industries Ltd., GDR   ......        1,098,922
                                                              -----------
                  Total India   ........................        5,792,971
                                                              ===========
                  Indonesia - 1.3%
                  Building, Construction &
                  Furnishings - 0.6%
   1,536,000      PT Semen Gresik  .....................        1,491,262
                                                              -----------
                  Finance & Insurance - 0.7%
   1,033,500      PT Hanjaya Mandala Sampoerna .........        1,798,950
      25,500      PT Indosat ...........................           57,472
                                                              -----------
                                                                1,856,422
                                                              -----------
                  Total Indonesia  .....................        3,347,684
                                                              ===========
                  Ireland - 0.8%
                  Food & Beverage Products - 0.8%
     185,575      Kerry Group PLC  .....................        2,246,644
                                                              ===========
                  Israel - 0.4%
                  Telecommunication Services &
                  Equipment - 0.4%
     41,500 *     ECI Telecommunications Ltd.  .........        1,146,437
                                                              ===========


     Shares                                                     Value
COMMON STOCKS - continued
                  Italy - 2.9%
                  Diversified Companies - 0.0%
     12,200 *     Grassetto SpA ........................      $       732
                                                              -----------
                  Energy - 1.0%
     476,600      ENI SpA ..............................        2,679,995
                                                              -----------
                  Finance & Insurance - 0.5%
     891,200      Parmalat Finanziara SpA   ............        1,237,047
                                                              -----------
                  Other - 0.6%
      77,000      Assicruz Generali   ..................        1,721,471
                                                              -----------
                  Telecommunication Services &
                  Equipment - 0.8%
     328,000      Telecom Italia SpA  ..................        2,055,570
                                                              -----------
                  Total Italy   ........................        7,694,815
                                                              ===========
                  Japan - 18.5%
                  Automotive Equipment &
                  Manufacturing - 0.2%
     200,000      Isuzu Motors Ltd.   ..................          468,633
                                                              -----------
                  Business Equipment &
                  Services - 1.0%
     235,000      Fujitsu Ltd.  ........................        2,577,482
                                                              -----------
                  Chemical & Agricultural
                  Products - 0.5%
     250,000      Toray Industries, Inc. ...............        1,391,774
                                                              -----------





                  Communication Systems &
                  Services - 0.8%
       6,000      Nippon Television Network ............        2,133,776
                                                              -----------
                  Electrical Equipment &
                  Services - 4.9%
     300,000      Fujikura Ltd. ........................        2,056,502
     309,000      Matsushita Electric Works Ltd.  ......        2,798,587
     227,000      NEC Corp.  ...........................        2,489,738
      29,000      Rohm Co. Ltd. ........................        2,867,470
      52,000      Tokyo Electron Ltd. ..................        2,592,439
      25,000      Yokogawa Electric Corp.   ............          158,911
                                                              -----------
                                                               12,963,647
                                                              -----------
                  Finance & Insurance - 4.7%
     230,000      Fuji Bank Ltd.   .....................        1,987,536
      80,000      Japan Asia Investment Co., Ltd. ......          245,949
     156,000      Nomura Securities International Inc...        1,814,707
      50,100      Orix Corp. ...........................        3,421,870
       9,500      Shohkoh Fund & Co. Ltd.   ............        2,762,775
     210,000      Sumitomo Bank Ltd.  ..................        2,233,486
                                                              -----------
                                                               12,466,323
                                                              -----------
                  Food & Beverage
                  Products - 0.2%
      55,000      Mycal Corp.   ........................          525,550
                                                              -----------
                  Healthcare Products &
                  Services - 2.0%
      75,000      Sankyo Co. Ltd.   ....................        2,474,034
     115,000      Yamanouchi Pharmaceutical Co. Ltd.....        2,828,417
                                                              -----------
                                                                5,302,451
                                                              -----------
                  Manufacturing - Distributing - 0.2%
      40,400      Fujitsu Denso  .........................       631,093
                                                              -----------

                                   EVERGREEN
                           International Equity Fund




                      Schedule of Investments (continued)

                                October 31, 1997




    Shares                                                Value
COMMON STOCKS - continued
                Japan - continued
                Real Estate - 0.7%
    45,000      Hankyu Realty Co.   ...............      $   292,023
    45,500      Meiwa Estate Co., Ltd. ............          536,851





    48,000      Mitsubishi Estate Co., Ltd.  ......          606,232
    43,000      Mitsui Fudosan Co.  ...............          485,916
                                                         -----------
                                                           1,921,022
                                                         -----------
                Retailing & Wholesale - 2.8%
    53,000      Jusco Co. Ltd.   ..................        1,184,628
   210,000      Kao Corp.  ........................        2,931,450
    40,000      Sony Corp. ........................        3,320,316
                                                         -----------
                                                           7,436,394
                                                         -----------
                Telecommunication Services &
                Equipment - 0.5%
      150 *     DDI Corp.  ........................          501,039
    70,000      Sumitomo Electric Industries ......          924,802
                                                         -----------
                                                           1,425,841
                                                         -----------
                Total Japan   .....................       49,243,986
                                                         ===========
                Korea - 1.2%
                Building, Construction &
                Furnishings - 0.2%
    42,200      LG Construction Co  ...............          371,710
                                                         -----------
                Electrical Equipment &
                Services - 0.0%
     2,600      Samsung Electronic  ...............          102,114
                                                         -----------
                Finance & Insurance - 0.2%
    50,800      Housing & Commercial Bank, Korea....         438,404
       625      Kookmin Bank  .....................            5,052
    21,900      Ssangyong Investment &
                Securities Co. Ltd. ...............          121,414
                                                         -----------
                                                             564,870
                                                         -----------
                Oil / Energy - 0.8%
   152,400      Yukong Ltd.   .....................        2,053,057
                                                         -----------
                Total Korea   .....................        3,091,751
                                                        =-----------
                Mexico - 0.8%
                Diversified Companies - 0.8%
   277,220      Alfa SA de CV .....................        2,023,359
                                                         -----------
                Netherlands - 3.4%
                Electrical Equipment &
                Services - 3.4%
   30,900 *     ASM Lithography Holding N.V. ......        2,263,425
    85,550      Philips Electronics N.V.  .........        6,697,708
                                                         -----------
                                                           8,961,133
                                                         -----------
                Total Netherlands   ...............        8,961,133
                                                         ===========
                New Zealand - 3.2%
                Building, Construction &
                Furnishings - 0.8%
   743,800      Fletcher Challenge Building, ADR           2,246,166
                                                         -----------
                Diversified Companies - 1.0%
 2,683,090      Fletcher Challenge Forests   ......        2,589,470
                                                         -----------
                Finance & Insurance - 1.1%
 3,711,700      Brierley Investments Ltd. .........        2,865,751
                                                         -----------


    Shares                                                 Value





COMMON STOCKS - continued
                New Zealand - continued
                Forest Products - 0.3%
   345,350      Carter Holt Harvey Ltd.   .........      $   602,090
   132,850      Fletcher Challenge Paper  .........          218,378
                                                         -----------
                                                             820,468
                                                         -----------
                Total New Zealand   ...............        8,521,855
                                                         ===========
                Norway - 1.7%
                Energy - 1.2%
   111,800      Smedvig ASA   .....................        3,300,771
     2,300      Smedvig ASA, ADR ..................           66,988
                                                         -----------
                                                           3,367,759
                                                         -----------
                Transportation - 0.5%
    73,500      SAS Norge ASA .....................        1,243,013
                                                         -----------
                Total Norway  .....................        4,610,772
                                                         ===========
                Pakistan - 0.0%
                Energy - 0.0%
   38,000 *     Hub Power Co., Ltd. ...............           50,775
   29,925 *     Sui Southern Gas Co., Ltd .........           20,128
                                                         -----------
                                                              70,903
                                                         -----------
                Telecommunication Services &
                Equipment - 0.0%
   44,500 *     Pakistan Telecommunications Corp. ...         37,466
                                                         -----------
                Total Pakistan   ..................          108,369
                                                         ===========
                Philippines - 0.4%
                Telecommunication Services &
                Equipment - 0.4%
   22,500 *     Millicom International Cellular
                SA,GDR  ...........................          945,000
                                                         -----------
                Portugal - 1.9%
                Building, Construction &
                Furnishings - 1.9%
   139,800      Cimpor-Cimentos de Portugal SA  ...        3,537,731
    82,100      Mota e Companhia S.A.  ............        1,377,282
                                                         -----------
                                                           4,915,013
                                                         -----------
                Total Portugal   ..................        4,915,013
                                                         ===========
                Singapore - 1.6%
                Finance & Insurance - 1.3%
   304,300      Development Bank of Singapore
                Ltd................................        2,840,133
   320,000      Keppel Bank   .....................          522,159
                                                         -----------
                                                           3,362,292
                                                         -----------
                Real Estate - 0.3%
   525,600      DBS Land Ltd. .....................          894,354
                                                         -----------
                Total Singapore  ..................        4,256,646
                                                         ===========
                South Africa - 0.4%
                Diversified Companies - 0.4%
    48,600      De Beers Centenary  ...............        1,159,331
                                                         -----------

                                   EVERGREEN
                           International Equity Fund




                      Schedule of Investments (continued)

                                October 31, 1997




    Shares                           Value
COMMON STOCKS - continued
                  Sweden - 2.4%
                  Electrical
                  Equipment &
                  Services -
                  2.4%
    196,900       AAB, Series B... $  2,273,976
     49,900       Electrolux
                  AB, Series B ...    4,130,629
                                   ------------

                                      6,404,605
                                   ------------
                  Total Sweden        6,404,605
                                   ============
                  Switzerland - 2.8%
                  Diversified
                  Companies -
                  1.0%
    21,000 *      Oerlikon Buhrle
                  Holding AG          2,684,521
                                   ------------
                  Finance &
                  Insurance -
                  1.2%
      2,205       Julius Baer
                  Holding AG.....     3,291,162
                                   ------------
                  Retailing &
                  Wholesale -
                  0.6%
    11,404 *      Tag Heuer
                  International
                  SA........         1,303,081


    12,600 *      Tag Heuer
                  International SA,
                  ADR.......           144,900
                                   ------------


                                      1,447,981
                                   ------------
                  Total
                  Switzerland.....    7,423,664
                                   ============





                  Thailand - 0.3%
                  Building,
                  Construction &
                  Furnishings - 0.1%
     30,900       Siam Cement
                  Public Co.,
                  Ltd.............      257,594
                                   ------------
                  Finance &
                  Insurance -
                  0.2%
      2,700       Bangkok Bank
                  Public Co.,
                  Ltd...........          7,174
    657,400       IND Finance
                  Thailand ....         544,829

    154,200       Thai Military
                  Bank Public
                  Co., Ltd........      60,139
                                   ------------
                                       612,142
                                   ------------
                  Manufacturing -
                  Distributing - 0.0%
     1,420 *      One Holding
                  Public Co., Ltd.            0
                                   ------------
                  Real Estate - 0.0%
      3,941       Land & House
                  Public Co.,
                  Ltd.
                  Foreign
                  Shares.......           3,362
                                   ------------

                  Telecommunication
                  Services &
                  Equipment - 0.0%
      9,400       Jasmine
                  International
                  Public Co.,Ltd....      4,926
                                   ------------



                  Total Thailand..      878,024
                                   ============
                  United
                  Kingdom - 9.4
                  Automotive
                  Equipment &
                  Manufacturing - 0.9%
    692,600       Rolls-Royce PLC...  2,486,702
                                   ------------
                  Building,
                  Construction &
                  Furnishings - 1.4%
   327,775 *      Hanson PLC...       1,677,271
    804,400       Pilkington PLC ...  2,024,374
                                   ------------

                                      3,701,645
                                   ------------
                  Chemical &
                  Agricultural
                  Products - 1.3%
    225,500       Imperial
                  Chemical
                  Industries  PLC...  3,329,329
                                   ------------







                  Diversified
                  Companies - 1.2%
    823,400       Cookson Group
                  PLC............     3,315,505
                                   ------------

                  Healthcare
                  Products &
                  Services - 1.0%
    32,800 *
                  Biocompatible
                  International
                  PLC ...........       313,673


    Shares                            Value
COMMON STOCKS - continued
                  United Kingdom - continued
    652,800       Medeva PLC ...   $  2,267,138
                                   ------------
                                      2,580,811
                                   ------------
                  Leisure &
                  Tourism - 0.6%
    616,992       Thistle
                  Hotels PLC...       1,573,442
                                   ============
                  Other - 1.5%
    672,491       Williams
                  Holdings PLC..      4,039,215

                  Telecommunication
                  Services &
                  Equipment - 1.5%
1,008,800 *       Orange PLC.....     3,854,703
                                   ------------
                  Total United
                  Kingdom.........   24,881,352
                                   ============
                  Total Common
                  Stocks (Cost
                  $231,622,099)...  224,382,269
                                   ============

PREFERRED         STOCKS - 0.3%  Australia  - 0.3%  Publishing,  Broadcasting  &
                  Entertainment - 0.3%
   148,050        News Corp. Ltd....    656,973
                                   ------------

                  Total
                  Preferred
                  Stocks (Cost
                  $699,357).......      656,973
                                   ============

WARRANTS - 0.0%
                  France - 0.0%
                  Diversified
                  Companies - 0.0%
    25,300        Eaux
                  Cie Generale ....      13,377
                                   ------------

                  Healthcare
                  Products &





                  Services - 0.0%
    32,000        Rhone-
                  Poulenc  SA ....      104,018
                                   ------------

                  Total France...       117,395
                                   ============
                  Total Warrants
                  (Cost $5,391)...      117,395
                                   ============
CALL              OPTION PURCHASED - 0.0% Singapore - 0.3% Finance & Insurance -
                  0.0%
      387 *       DBS 50 Index,
                  expires
                  2/26/98..............                0
                                              ------------
                  Total Call
                  Option
                  Purchased
                  (Cost  $17,000).......               0
                                               ==========



   Principal
    Amount                                         Value
CONVERTIBLE        CORPORATE  BONDS - 1.2% China - 0.5%  Automotive  Equipment &
                   Manufacturing - 0.5%
  $1,166,000       Qingling Motors Co., 3.50%,
                   1/22/2002 ...............     1,171,830
                                                 ---------
                   Korea - 0.4%
                   Electrical Equipment &
                   Services - 0.4%
1,160,000          Samsung Electronics, .25%,
                   12/31/2006   ............     1,102,000
                                                 ---------

                                   EVERGREEN
                           International Equity Fund




                      Schedule of Investments (continued)

                                October 31, 1997




  Principal





   Amount                                      Value
CONVERTIBLE CORPORATE BONDS - continued
               Thailand - 0.3%
               Finance & Insurance - 0.3%
   $1,580,000  Bangkok Bank Public Co.,
               Ltd.,
               3.25%, 3/3/2004  .........    $    845,300
                                             ------------
               Total Corporate Bonds
               (Cost $3,927,050).........       3,119,130
                                             ============


  Principal
   Amount                                       Value
REPURCHASE     AGREEMENT - 14.0% United  States - 14.0%  Repurchase  Agreement -
               14.0%
  $37,179,000  State  Street  Bank  &  Trust  Co.,  purchased  10/31/97,  5.55%, maturing 11/3/97, maturity value $37,184,732 (a) (cost,
               $37,179,000)...........       $ 37,179,000
                                             ------------


               Total Short-Term Investments
               (Cost - $37,179,000)......      37,179,000
                                            =============

               Total Investments -
               (Cost $273,449,897)...99.9%    265,454,767

               Other Assets and
                Liabilities - Net... 0.1%        313,326
                                    -----    ------------

               Net Assets .........  100%    $265,768,093
                                    =====   ==============

*  Non-income producing securities
** Securities that may be resold to "qualified  institutional  buyers"under Rule
   144A of the Securities Act of 1933. These securities have been determined to be liquid under guidelines established by the Board of Directors.
(a) Repurchase agreements are fully collaterallized by U.S. government and/or agency obligations based on market prices plus accrued interest at October 31, 1997.



Legend of Portfolio Abbreviations:
ADR   American Depository Receipts
GDR   Global Depository Receipts


FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS

   Forward Foreign Currency Exchange Contracts to Buy:
                                                                                                    Unrealized
                                                              U.S. $ Value at     In Exchange      Appreciation
Exchange Date               Contracts to Receive           October 31, 1997      for U.S. $     (Depreciation)
- ---------------   ---------------------------------------- ------------------   -------------   ---------------
11/3/97                    1,767  Australian Dollar             $     1,243        $     1,233      $       10
11/5/97                   26,691  Australian Dollar                  18,771             18,831             (60)
11/6/97                   49,948  Australian Dollar                  35,126             35,029              97
11/3/97                  161,785  British Pound Sterling            271,434            271,426               8
11/5/97                   48,434  British Pound Sterling             81,261             80,808             453





11/5/97                  803,126  British Pound Sterling          1,347,446          1,344,915           2,531
11/4/97                2,205,286  Finnish Markka                    426,287            425,723             564
11/28/97               4,561,896  French Franc                      790,863            790,856               7
11/4/97                8,416,000  French Franc                    1,459,021          1,409,243          49,778
11/28/97                 795,765  French Franc                      137,956            138,766            (810)
12/12/97              41,500,000  French Franc                    7,212,675          7,128,772          83,903
11/4/97                  288,979  German Marks                      167,641            167,515             126
11/3/97                1,913,696  Hong Kong Dollar                  247,519            247,439              80
11/6/97              274,293,016  Indonesian Rupiah                  76,087             76,193            (106)
11/4/97                  399,748  Irish Pound                       601,181            594,985           6,196
11/4/97            2,307,200,000  Italian Lira                    1,362,788          1,367,635          (4,847)
Forward Foreign Currency Exchange Contracts to Sell:
                  Contracts to Deliver
                  ---------------------------------------
11/4/97                  110,129  British Pound Sterling        $   184,769        $   183,486      $   (1,283)
11/28/97              12,088,909  French Franc                    2,095,767          2,077,275         (18,492)
12/12/97              41,500,000  French Franc                    7,212,675          6,772,083        (440,592)
11/5/97              131,292,334  Japanese Yen                    1,090,921          1,091,374             453
11/28/97           4,071,510,000  Japanese Yen                   33,966,366         35,159,844       1,193,478
11/28/97             593,440,000  Japanese Yen                    4,950,743          5,046,859          96,116
11/28/97             341,000,000  Japanese Yen                    2,844,775          2,897,565          52,790
10/31/97              76,401,078  South Korean Won                   79,172             79,106             (66)

                  See combined notes to financial statements.

[GRAPHIC OMITTED]



                                   EVERGREEN
                               Latin America Fund
[GRAPHIC OMITTED]



                            Schedule of Investments

                                October 31, 1997





    Shares                                 Value
COMMON STOCKS - 62.9%
                   Argentina - 5.7%
                   Diversified
                   Companies - 0.6%
   146,483 *       CEI Citicorp
                   Holdings S.A.,
                   Class B.......         $   586,287
                                          -----------


                   Finance & Insurance
                   - 0.8%
    51,440 *       Banco Bansud
                   S.A., Class B.......       458,093
    13,400         Banco de Galicia y
                   Buenos Aires
                   S.A. de C.V., ADR ....     325,369
                                           -----------
                                              783,462
                                          ------------
                   Iron & Steel - 0.7%
   314,535         Siderca S.A.  ...          771,077
                                          -----------
                   Oil/Energy - 3.2%
   158,079 *       Perez Compancia
                   S.A., Class B......        990,173





    68,925         YPF Sociedad
                   Anonima, ADR ......      2,205,600
                                         -------------

                                            3,195,773
                                         ------------
                   Telecommunication
                   Services &
                   Equipment - 0.4%
    15,200         Telecom Argentina
                   S.A., ADR .........        384,750
                                         ------------

                   Total Argentina.....     5,721,349
                                        =============
                   Brazil - 16.8%
                   Food & Beverage
                   Products -  0.7%
    21,600         Panamerican Beverages,
                   Inc., ADR......            669,600
                                           -----------


                   Telecommunication
                   Services &
                   Equipment - 9.0%
   110,700 *       Compania
                   Riograndense de
                   Telecommunica,
                   Receipts**......            85,351
 9,668,700         Telecomunicacoes
                   Brasileiras S.A.
                   ("Telebras")  ...          859,391
    56,950         Telecomunicacoes
                   Brasileiras S.A.
                   ("Telebras") ADR ....    5,780,425
 1,421,700         Telecomunicacoes de
                   Parana S.A.......          747,945
    69,344         Telecomunicacoes de
                   Parana S.A.,
                   Rights  .........                0
 7,083,567 *       Telecomunicacoes de
                   Sao Paulo S.A........    1,509,944
   264,483         Telesponsora
                   Telefonos de Sao
                   Paulo, Rights ...              240
                                          -----------
                                            8,983,296
                                          -----------
                   Utilities - 7.1%
 6,000,000 *       Companhia de
                   Eletricidade do
                   Estado
                   da Bahia ("COELBA") .....  326,545

 3,432,100         Companhia de
                   Saneamento Basico do
                   Estado ("SABESP")...       635,084
50,000,000         Companhia
                   Paranaense de
                   Energia-Copel ...          585,061
    34,000         Companhia
                   Paranaense de
                   Energia-Copel, ADR ....    405,875
 5,300,000         Companhia Paulista
                   de Forca e Luz             776,359
 8,948,400         Eletrobras S.A.....      3,611,990
 2,859,500         Light Participacoes
                   S.A. ............          731,443
                                          -----------






                                            7,072,357
                                         ------------
                   Total Brazil  ...       16,725,253
                                          ===========
                   Chile - 2.3%
                   Chemical &
                   Agricultural
                   Products - 0.5%
    10,600         Sociedad Quimica y
                   Minera de Chile
                   S.A., ADR  ......          549,875
                                          -----------


    Shares                                  Value
COMMON STOCKS - continued
                   Chile - continued
                   Industrial
                   Specialty Products &
                   Services - 0.3%
   159,968         Madeco S.A.   ...      $   333,622
                                          -----------
                   Paper & Packaging -
                   0.3%
    33,918         Empresas CMPC S.A.         341,632
                                          -----------
                   Retailing &
                   Wholesale - 0.4%
    19,200         Santa Isabel
                   S.A., ADR ............     355,200
                                          -----------
                   Telecommunication
                   Services &
                   Equipment - 0.6%
    20,200         Compania de Telecom
                   de Chile S.A........       560,550
                                          -----------

                   Utilities - 0.2%
   502,462         Chilgener S.A.....         198,865
                                         ------------
                   Total Chile   ...        2,339,744
                                          ===========
                   Colombia - 1.2%
                   Food & Beverage
                   Products - 1.2%
   110,952         Bavaria .........        1,172,013
                                          ===========
                   Mexico - 30.1%
                   Building,
                   Construction &
                   Furnishings - 3.8%
   119,300 *       Bufete Industrial ...      583,339
   314,100         Cemex S.A. de C.V. ...   1,378,519
    71,700 *       Corp. Geo S.A. de
                   C.V., Series B......       386,504
    58,600         Empresas ICA
                   Sociedad
                   Controladora
                   S.A. de C.V., ADR.....     780,113
    34,400 *       Tubos de Accro de
                   Mexico
                   S.A., ADR. ......          694,450
                                          ------------
                                            3,822,925
                                          ------------
                   Diversified
                   Companies - 6.4%
   138,900         ALFA S.A. de C.V. ...... 1,013,796
    74,416         Cifra S.A. de C.V.,





                   Class A ..............     136,496
   233,663         Cifra S.A. de C.V.,
                   Class B.................   464,818
   287,000         Cifra S.A. de C.V.,
                   Class C  .....             496,303
    64,356         Desc S.A. de C.V.,
                   ADR ............         2,180,060

   327,500         Grupo Carso S.A.
                   de  C.V...........       2,073,971
                                          -----------
                                            6,365,444
                                          -----------

                   Finance & Insurance - 2.6%
   601,000         Grupo Finance
                   Banamex Accival
                   S.A. de C.V.,
                   Series B.............    1,189,815
 1,440,000         Grupo Financiero
                   Bancomer S.A. de
                   C.V., Class B ...          678,354
   499,750         Grupo Financiero
                   Banorte S.A. de
                   C.V., Class B ...          685,406
                                          -----------
                                            2,553,575
                                          ------------

                   Food & Beverage
                   Products -  4.5%
   214,700         Fomento Economico
                   Mexicano, ("FEMSA")
                   Series B   ......        1,510,710
   234,130         GPO Industries
                   Bimbo................    1,761,908
   769,300         Grupo Industrial
                   Maseca, Class B.......     743,152
   219,421         Tablex S.A. de C.V.....    473,646
                                           -----------
                                            4,489,416
                                          ------------

                   Healthcare Products
                   & Services - 0.5%
    90,000         Grupo Casa Autrey
                   S.A. de C.V. ............  161,002

                                   EVERGREEN
                               Latin America Fund



                      Schedule of Investments (continued)

                                October 31, 1997




    Shares                                   Value





COMMON STOCKS - continued
                    Mexico - continued
        18,800      Grupo Casa Autrey
                    S.A. de C.V., A.....  $     321,950
                                            -----------
                                                482,952
                                            ------------
                    Industrial Specialty
                    Products &
                    Services - 1.2%
       190,700      Hylsamex S.A. de
                    C.V., Series B.....       1,228,122
                                            -----------
                    Metals & Mining - 1.6%
       243,000      Industrias Penoles
                    S.A. de C.V..........       963,596
        88,000      Sanluis Corp
                    S.A. de C.V.....            680,071
                                            ------------
                                              1,643,667
                                            -------------

                    Machinery -
                    Diversified -  0.3%
        50,000 *    Industrias CH S.A.,
                    Class B......               256,410
                                           --------------

                    Manufacturing -
                    Distributing -
                    1.1%
     1,496,000 *    Empaques Ponderosa
                    S.A. de C.V.,
                    Class B  .........        1,124,007
                                            -----------
                    Paper & Packaging -
                    1.5%
       352,000      Kimberly-Clark de
                    Mexico S.A. de
                    C.V., Class A  ...        1,544,854
                                            -------------
                    Publishing,
                    Broadcasting &
                    Entertainment - 0.7%
        23,000 *    Grupo Televisa S.A.,
                    ADR .......                 713,000
                                             -----------
                    Retailing &
                    Wholesale - 1.0%
       290,000      Organiz Soriana....         964,937
                                            -------------
                    Telecommunication
                    Services &
                    Equipment - 4.2%
        96,750      Telefonos de Mexico
                    S.A., ("Telmex")
                    ADR   ............        4,184,437
                                            ------------
                    Utilities - 0.7%
        34,700      Empresa Nacional de
                    Electric, ADR .....         698,338
                                            ------------
                    Total Mexico......       30,072,084
                                            =============
                    Peru - 1.5%
                    Metals & Mining -
                    1.5%
       172,742      Minas Buenaventura....    1,501,551
                                            ==============






                    Venezuela - 5.3%
                    Building,
                    Construction &
                    Furnishings -  0.6%
       218,153      Corporacion
                    Venezolana De
                    Cementos,
                    Series 1 .........          441,327
       101,579      Corporacion
                    Venezolana De
                    Cementos,
                    Series 2 .........          203,663
                                            ------------
                                                644,990
                                            ------------
                    Diversified
                    Companies -  0.7%
     3,643,814      Mavesa S.A. ......          657,517
                                            ------------
                    Finance & Insurance
                    - 2.1%
     1,030,900      Banco Provincial
                    S.A. ....                 2,056,591
                                            ------------
                    Utilities - 1.9%
     1,480,266      Electricidad
                    Caracas de.........       1,943,970
                                           -------------
                    Total Venezuela           5,303,068
                                           =============
                    Total Common Stocks
                    (Cost - $63,497,912)     62,835,062
                                          ==============


     Shares                                   Value
PREFERRED           STOCKS - 21.8% Brazil - 21.8% Aerospace & Defense - 1.0%
    75,207,347 *    Empresa Brasileira
                    de Aeronautica.....     $ 1,016,454
                                            ------------
                    Automotive
                    Equipment &
                    Manufacturing - 0.7%
        58,000 *    Companhia
                    Fabricadora de Pecas...     368,271

     5,530,000 *    Freios Varga S.A. ....      310,998
                                            ------------
                                                679,269
                                            ------------
                    Chemical &
                    Agricultural
                    Products - 0.1%
     3,480,000      Manah S.A. ......            85,228
                                            ------------
                    Finance &
                    Insurance - 2.1%
   107,473,500      Banco Bradesco S.A. ...     799,386
     1,320,000      Banco Itau S.A. ....        532,813
    30,600,000      Uniao de Bancos
                    Brasileiros S.A. ....       776,623
                                            -----------
                                              2,108,822
                                            -----------
                    Food & Beverage
                    Products - 0.3%
       409,600      Sadia Concordia ...         297,229





                                            -----------
                    Iron & Steel - 4.1%
   291,100,000      Companhia de Acos
                    Especiais Itabir ...        435,680
       190,500      Vale do Rio Doce
                    Navegacao S.A. ...        3,680,575
                                           ------------
                                              4,116,255
                                           ------------
                    Metals &
                    Mining - 1.2%
    24,460,000 *    Caemi Mineracao E
                    Metalurgia S.A. ....      1,187,002
                                          -------------
                    Machinery -
                    Diversified -  0.7%
   373,700,000 *    Inepar S.A.
                    Industria e
                    Construcoes .....           633,878
                                          --------------

                    Oil / Energy -  3.1%
    16,588,800 *    Petroleo Brasileiro
                    S.A. ....                 3,084,679
                                         ---------------
                    Telecommunication
                    Services &
                    Equipment -  6.9%
     3,110,200      Companhia
                    Riograndense de
                    Telecomunicacoes ...      2,397,995
    13,900,000 *    Ericsson Telecom S.A ...    409,769
     5,681,500      Telecomunicacoes de
                    Minas Gerais ....           711,186
       150,226      Telecomunicacoes de
                    Minas Gerais,
                    Rights   .........           13,627
       380,684      Telecomunicacoes de
                    Parana S.A.  ...            198,548
        40,317      Telecomunicacoes de
                    Parana S.A., Rights ....          0
    12,332,921      Telecomunicacoes de
                    Rio de Janeiro S.A......  1,174,617
       478,196      Telecomunicacoes de
                    Rio de Janiero
                    S.A., Rights   ...            6,506
     7,550,860 *    Telecomunicacoes de
                    Sao Paulo ....            1,972,559
       233,256      Telesponsora Telefonos
                    de Sao Paulo,
                    Rights  ......                  212
                                            -----------
                                              6,885,019
                                           ------------
                    Utilities -  1.6%
   121,000,000 *    Companhia Energetica
                    Ceara ....                  439,022
    29,690,700      Companhia Energetica
                    de Minas Gerais   ...     1,184,989
        19,176      Companhia Paulista
                    De Forca e Luz ....           2,696
                                          --------------
                                              1,626,707
                                           --------------
                    Total Brazil   ...       21,720,542
                                           ===============
                    Total Preferred
                    Stocks
                    (Cost - $26,813,252) ... 21,720,542
                                          =================

[GRAPHIC OMITTED]



                                   EVERGREEN
                               Latin America Fund
[GRAPHIC OMITTED]



                      Schedule of Investments (continued)

                                October 31, 1997


  Shares                               Value
CONVERTIBLE     DEBENTURES - 0.0% Brazil - 0.0% Iron & Steel - 0.0%
     207,800 *  Vale do Rio Doce
                Navagacao S.A. ** ...  $     19
                                      -----------
                Total Convertible
                Debentures
                (Cost - $0)  ......          19
                                      ===========
CORPORATE BONDS - 0.0%
                Brazil - 0.0%
                Diversified
                Companies - 0.0%
     200,000 *  Mesbla S.A 13.25%,
                11/1/96** (b) ....       31,700
                                      -----------

                Total Corporate Bonds
                (Cost - $214,460)        31,700
                                     ===========

PUT OPTION PURCHASED - 0.2%
                Brazil - 0.2%
                Options -  0.2%
  33,000,000    Brazilian Real,
                strike price 1.2,
                expires 12/1/97 ...     196,656
                                      ----------
                Total Put Option
                Purchased
                (Cost - $196,300) ...   196,656
                                      ===========


  Principal
  Amount                                             Value
REPURCHASE    AGREEMENT - 16.0%  United  States - 16.0%  Repurchase  Agreement -
              16.0%
$15,975,000   Keystone  Joint  Repurchase  Agreement,  Investments in repurchase agreements, in a joint trading account purchased 10/31/97, 5.73%,





              maturity value $15,982,524 (a) (cost,
              $15,975,000).....................    $ 15,975,000
                                                   -------------
              Total Repurchase Agreement
              (Cost - $15,975,000) ............      15,975,000
                                                  ==============
              Total Investments -
               (Cost $106,696,924)... 100.9%        100,758,979
              Other Assets And
               Liabilities - Net ...  ( 0.9%)          (906,144)
                                     --------     --------------
              Net Assets   .........    100%       $ 99,852,835
                                     ========    ===============


*   Non-income producing securities
** Illiquid securities. The total market value of these illiquid securities at October 31, 1997 is $117,070 (0.12% of the Fund's net assets).
(a) The repurchase agreements are fully collateralized by U.S. government and/or agency obligations based on market prices plus accrued interest at October 31, 1997.
(b) Securities which have defaulted on payment of interest and/or principal. The Fund has stopped accruing income on those so identified. At October 31, 1997, the fair value of this security is $31,700 (0.03% of the Fund's net assets).



Legend of Portfolio Abbreviations:
ADR   American Depository Receipts
GDR   Global Depository Receipts


FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS

 Forward Foreign Currency Exchange Contracts to Buy:
                                                                                          Unrealized
                                                    U.S. $ Value at     In Exchange      Appreciation
Exchange Date          Contracts to Receive      October 31, 1997      for U.S. $     (Depreciation)
- -----------------------------------------------------------------------------------------------------
 11/3/97               472,317  Brazilian Real          $428,425          $428,328          $   97
 11/3/97             1,014,016  Brazilian Real           919,784           919,575             209
 11/3/97               820,442  Brazilian Real           744,198           744,706            (508)
 10/31/97              169,204  Brazilian Real           153,480           153,125             355

 Forward Foreign Currency Exchange Contracts to Sell:
                        Contracts to Deliver
- -----------------------------------------------------------------------------------------------------
 10/31/97            1,048,844  Brazilian Real          $951,376          $951,074          $ (302)
 10/30/97              659,018  Brazilian Real           597,776           598,672             896
 10/30/97              515,992  Brazilian Real           468,041           468,743             702
 10/30/97              502,038  Brazilian Real           455,383           456,066             683
 10/31/97              438,680  Brazilian Real           397,914           397,788            (126)
 10/30/97              326,408  Brazilian Real           296,075           296,519             444
 10/30/97              323,113  Brazilian Real           293,087           293,526             439
 10/30/97              287,455  Brazilian Real           260,742           261,133             391
 10/30/97              280,341  Brazilian Real           254,289           254,670             381
 10/30/97              209,469  Brazilian Real           190,003           190,288             285
 10/30/97               82,552  Brazilian Real            74,880            74,992             112
 10/30/97               61,786  Brazilian Real            56,045            56,129              84
 11/3/97                89,276  Brazilian Real            80,980            80,962             (18)
 11/3/97               675,974  Brazilian Real           613,156           613,017            (139)
 10/30/97          423,944,488  Columbian Peso           330,497           333,355           2,858

                  See combined notes to financial statements.

[GRAPHIC OMITTED]



                                   EVERGREEN
                      International & Global Growth Funds
[GRAPHIC OMITTED]



                      Statements of Assets and Liabilities

                                October 31, 1997



                                                       Evergreen         Evergreen
                                                   Emerging Markets   Global Leaders
                                                     Growth Fund           Fund
- -------------------------------------------------------------------------------------
Assets
 Investments at cost   ...........................    $74,173,434      $191,718,042
 Unrealized appreciation (depreciation)  .........       (451,961)       18,768,955
- -------------------------------------------------------------------------------------
  Investments at value ...........................     73,721,473       210,486,997
 Foreign currency, at value (identified
  cost - $31,576, $32,610, $52,967,
  $2,553,654, and $556,465, respectively).........         29,156            33,150
 Cash   ..........................................          6,484                 0
 Receivable for investments sold   ...............      1,037,224         1,684,389
 Receivable for Fund shares sold   ...............         13,271           878,962
 Dividends and interest receivable ...............         52,850           276,558
 Unrealized appreciation on open forward
  foreign currency exchange contracts ............          4,715                 0
 Foreign tax reclaim receivable ..................              0            69,921
 Unamortized organization expenses ...............         18,796            23,763
 Prepaid expenses and other assets ...............         14,918            61,453
- -------------------------------------------------------------------------------------
   Total assets  .................................     74,898,887       213,515,193
- -------------------------------------------------------------------------------------
Liabilities
 Due to custodian bank ...........................              0         1,834,548
 Payable for investments purchased ...............      5,425,941           197,829
 Payable for Fund shares repurchased  ............         62,866           161,670
 Distribution fee payable ........................         11,197           144,000
 Due to related parties   ........................        104,197           123,505
 Unrealized depreciation on open forward
  foreign currency exchange contracts ............          9,658                 0
 Foreign taxes payable ...........................            220            16,276
 Accrued expenses and other liabilities  .........         63,884           211,932
- -------------------------------------------------------------------------------------
   Total liabilities   ...........................      5,677,963         2,689,760
- -------------------------------------------------------------------------------------
Net assets .......................................    $69,220,924      $210,825,433
=====================================================================================
Net assets represented by
 Paid-in capital .................................    $68,352,883      $191,174,678
 Undistributed (distributions in excess of) net
  investment income (loss)   .....................         66,746            (9,878)
 Accumulated undistributed net realized gain
  (loss) on investments and foreign currency
  related transactions ...........................      1,257,422           888,333
 Net unrealized appreciation (depreciation) on
  investments and foreign currency related





  transactions   .................................       (456,127)       18,772,300
- -------------------------------------------------------------------------------------
   Total net assets ..............................    $69,220,924      $210,825,433
=====================================================================================
Net assets consists of
 Class A   .......................................    $ 2,776,796      $ 38,603,853
 Class B   .......................................      4,020,156       134,375,411
 Class C   .......................................      1,282,132         2,385,594
 Class Y   .......................................     61,141,840        35,460,575
- -------------------------------------------------------------------------------------
                                                      $69,220,924      $210,825,433
=====================================================================================
Shares outstanding
 Class A   .......................................        277,892         2,823,790
 Class B   .......................................        407,935         9,936,877
 Class C   .......................................        130,192           176,636
 Class Y   .......................................      6,086,862         2,586,664
- -------------------------------------------------------------------------------------
Net asset value per share
 Class A   .......................................    $      9.99      $      13.67
=====================================================================================
 Class A - Offering price (based on sales
  charge of 4.75%)  ..............................    $     10.49      $      14.35
=====================================================================================
 Class B   .......................................    $      9.85      $      13.52
=====================================================================================
 Class C   .......................................    $      9.85      $      13.51
=====================================================================================
 Class Y   .......................................    $     10.04      $      13.71
=====================================================================================



                                                        Evergreen             Evergreen           Evergreen
                                                   Global Real Estate   International Equity   Latin America
                                                      Equity Fund               Fund               Fund
- ---------------------------------------------------------------------------------------------------------------
Assets
 Investments at cost   ...........................    $ 35,691,976          $273,449,897        $106,696,924
 Unrealized appreciation (depreciation)  .........          55,496            (7,995,130)         (5,937,945)
- --------------------------------------------------------------------------------------------------------------
  Investments at value ...........................      35,747,472           265,454,767         100,758,979
 Foreign currency, at value (identified
  cost - $31,576, $32,610, $52,967,
  $2,553,654, and $556,465, respectively).........          33,673             2,547,272             551,040
 Cash   ..........................................           1,742               100,752              11,361
 Receivable for investments sold   ...............         868,593             9,207,451           6,378,840
 Receivable for Fund shares sold   ...............               0               664,577             330,313
 Dividends and interest receivable ...............          19,879               521,879              96,939
 Unrealized appreciation on open forward
  foreign currency exchange contracts ............               0             1,486,590               7,936
 Foreign tax reclaim receivable ..................          55,387               107,965                 645
 Unamortized organization expenses ...............               0                13,640              13,160
 Prepaid expenses and other assets ...............          46,321                43,711              26,631
- ------------------------------------------------------------------------------------------------------------
   Total assets  .................................      36,773,067           280,148,604         108,175,844
- ------------------------------------------------------------------------------------------------------------
Liabilities
 Due to custodian bank ...........................         775,000             2,821,600                   0
 Payable for investments purchased ...............               0            10,572,869           7,538,910
 Payable for Fund shares repurchased  ............           5,884                42,872             545,825
 Distribution fee payable ........................             519                23,288             110,517
 Due to related parties   ........................          22,244               290,019              83,964
 Unrealized depreciation on open forward
  foreign currency exchange contracts ............               0               466,256               1,093
 Foreign taxes payable ...........................           7,341                43,970                 834
 Accrued expenses and other liabilities  .........          71,479               119,637              41,866
- ------------------------------------------------------------------------------------------------------------
   Total liabilities   ...........................         882,467            14,380,511           8,323,009
- ------------------------------------------------------------------------------------------------------------
Net assets .......................................    $ 35,890,600          $265,768,093        $ 99,852,835
============================================================================================================
Net assets represented by
 Paid-in capital .................................    $ 40,990,537          $256,692,907        $ 84,700,295
 Undistributed (distributions in excess of) net
  investment income (loss)   .....................         (18,581)            5,226,484              (2,760)
 Accumulated undistributed net realized gain
  (loss) on investments and foreign currency
  related transactions ...........................      (5,117,558)           10,933,681          21,101,621
 Net unrealized appreciation (depreciation) on
  investments and foreign currency related





  transactions   .................................          36,202            (7,084,979)         (5,946,321)
- ------------------------------------------------------------------------------------------------------------
   Total net assets ..............................    $ 35,890,600          $265,768,093        $ 99,852,835
============================================================================================================
Net assets consists of
 Class A   .......................................    $    336,486          $  9,269,541        $ 13,620,780
 Class B   .......................................         213,340            22,163,817          75,270,852
 Class C   .......................................         106,425               428,949          10,961,203
 Class Y   .......................................      35,234,349           233,905,786                   0
- ------------------------------------------------------------------------------------------------------------
                                                      $ 35,890,600          $265,768,093        $ 99,852,835
============================================================================================================
Shares outstanding
 Class A   .......................................          26,001               837,704           1,035,649
 Class B   .......................................          16,810             2,017,142           5,830,798
 Class C   .......................................           8,378                38,810             848,711
 Class Y   .......................................       2,715,847            21,061,667                   0
- ------------------------------------------------------------------------------------------------------------
Net asset value per share
 Class A   .......................................    $      12.94          $      11.07        $      13.15
============================================================================================================
 Class A - Offering price (based on sales
  charge of 4.75%)  ..............................    $      13.59          $      11.62        $      13.81
============================================================================================================
 Class B   .......................................    $      12.69          $      10.99        $      12.91
============================================================================================================
 Class C   .......................................    $      12.70          $      11.05        $      12.92
============================================================================================================
 Class Y   .......................................    $      12.97          $      11.11
============================================================================================================

                  See Combined Notes to Financial Statements.

[GRAPHIC OMITTED]



                                   EVERGREEN
                      International & Global Growth Funds
[GRAPHIC OMITTED]



                            Statements of Operations

                      For the year ended October 31, 1997


                                                  Evergreen         Evergreen
                                              Emerging Markets   Global Leaders
                                                Growth Fund           Fund
- ---------------------------------------------------------------------------------
Investment income
 Dividends (net of foreign withholding
  taxes of $69,506, $224,188, $68,486,
  $395,692 and $77,690, respectively)  ......    $  555,608        $ 2,451,826
 Interest   .................................       262,933            255,722
- ------------------------------------------------------------------------------
Total income   ..............................       818,541          2,707,548
Expenses
 Management fee   ...........................       703,822          1,398,605
 Distribution Plan expenses   ...............        49,907            981,969
 Transfer agent fees ........................        39,083            579,048
 Trustees' fees   ...........................           889             11,510
 Custodian fees   ...........................        99,902            154,416
 Administrative and services fees   .........        17,363             53,874
 Professional fees   ........................        20,990             25,044
 Printing   .................................        10,832            206,881
 Registration fees   ........................        28,873             94,596
 Amortization of organization expenses ......        10,180              7,891





 Other   ....................................        12,704             10,611
- ------------------------------------------------------------------------------
  Total expenses  ...........................       994,545          3,524,445
 Less: Indirectly paid expenses  ............        (3,592)            (4,192)
    Fee waivers and/or reimbursement
       from Investment Adviser   ............      (240,240)          (113,024)
- ------------------------------------------------------------------------------
  Net expenses ..............................       750,713          3,407,229
- ------------------------------------------------------------------------------
 Net investment income (loss) ...............        67,828           (699,681)
==============================================================================
Net realized and  unrealized  gain (loss) on  investments  and foreign  currency related transactions Net realized gain (loss) from
  Investments  ..............................     3,347,991          1,610,743
  Foreign currency related transactions   ...      (244,302)            (6,682)
- ------------------------------------------------------------------------------
 Net realized gain on investments and
  foreign currency related transactions   ...     3,103,689          1,604,061
 Net change in unrealized appreciation
  (depreciation) of investments and
  foreign currency related transactions   ...      (419,272)        15,243,876
- ------------------------------------------------------------------------------
 Net realized and unrealized gain on
  investments and foreign currency
  related transactions  .....................     2,684,417         16,847,937
- ------------------------------------------------------------------------------
 Net increase in net assets
  resulting from operations   ...............    $2,752,245        $16,148,256
==============================================================================



                                                   Evergreen         Evergreen         Evergreen
                                              Global Real Estate   International    Latin America
                                                 Equity Fund        Equity Fund         Fund
- ---------------------------------------------------------------------------------------------------
Investment income
 Dividends (net of foreign withholding
  taxes of $69,506, $224,188, $68,486,
  $395,692 and $77,690, respectively)  ......     $  650,377       $   3,054,824    $   2,204,642
 Interest   .................................          9,487             905,617           37,954
- -------------------------------------------------------------------------------------------------
Total income   ..............................        659,864           3,960,441        2,242,596
Expenses
 Management fee   ...........................        410,740           1,543,621          869,691
 Distribution Plan expenses   ...............          4,404             215,948        1,049,546
 Transfer agent fees ........................         99,937             139,289          408,628
 Trustees' fees   ...........................         25,753               7,176           14,808
 Custodian fees   ...........................         95,926             306,800          255,426
 Administrative and services fees   .........              0              75,362           22,183
 Professional fees   ........................         27,008              35,615           19,161
 Printing   .................................         27,880              55,474           64,109
 Registration fees   ........................         56,612              61,341           17,144
 Amortization of organization expenses ......              0              14,560            8,563
 Other   ....................................         37,107              14,543            7,015
- -------------------------------------------------------------------------------------------------
  Total expenses  ...........................        785,367           2,469,729        2,736,274
 Less: Indirectly paid expenses  ............           (864)             (8,748)         (10,003)
    Fee waivers and/or reimbursement
       from Investment Adviser   ............        (33,874)           (232,680)               0
- -------------------------------------------------------------------------------------------------
  Net expenses ..............................        750,629           2,228,301        2,726,271
- -------------------------------------------------------------------------------------------------
 Net investment income (loss) ...............        (90,765)          1,732,140         (483,675)
=================================================================================================
Net realized and unrealized gain (loss) on
 investments and foreign currency





 related transactions
 Net realized gain (loss) from
  Investments  ..............................      1,982,501          12,954,712       39,731,573
  Foreign currency related transactions   ...        (41,372)          3,015,387       (3,644,273)
- -------------------------------------------------------------------------------------------------
 Net realized gain on investments and
  foreign currency related transactions   ...      1,941,129          15,970,099       36,087,300
 Net change in unrealized appreciation
  (depreciation) of investments and
  foreign currency related transactions   ...        302,113         (13,032,715)     (17,271,713)
- -------------------------------------------------------------------------------------------------
 Net realized and unrealized gain on
  investments and foreign currency
  related transactions  .....................      2,243,242           2,937,384       18,815,587
- -------------------------------------------------------------------------------------------------
 Net increase in net assets
  resulting from operations   ...............     $2,152,477       $   4,669,524    $  18,331,912
=================================================================================================

                  See Combined Notes to Financial Statements.

[GRAPHIC OMITTED]



                                   EVERGREEN
                      International & Global Growth Funds
[GRAPHIC OMITTED]



                      Statements of Changes in Net Assets

                      For the year ended October 31, 1997


                                                    Evergreen         Evergreen
                                                Emerging Markets   Global Leaders
                                                  Growth Fund           Fund
- -----------------------------------------------------------------------------------
Operations
 Net investment income (loss)   ...............  $       67,828     $    (699,681)
 Net realized gain on investments and
  foreign currency related transactions  ......       3,103,689         1,604,061
 Net change in unrealized appreciation
  (depreciation) on investments and
  foreign currency related transactions  ......        (419,272)       15,243,876
- ---------------------------------------------------------------------------------
  Net increase in net assets resulting
   from operations  ...........................       2,752,245        16,148,256
- ---------------------------------------------------------------------------------
Distributions to shareholders from Net investment income:
  Class A  ....................................               0                 0
  Class B  ....................................               0                 0
  Class C  ....................................               0                 0
  Class Y  ....................................               0                 0
 In excess of net investment income:
  Class B  ....................................               0                 0
  Class C  ....................................               0                 0
 Net realized gain on investments:
  Class A  ....................................               0           (15,146)
  Class B  ....................................               0           (48,643)





  Class C  ....................................               0              (735)
  Class Y  ....................................               0           (19,126)
- ---------------------------------------------------------------------------------
  Total distributions to shareholders .........               0           (83,650)
- ---------------------------------------------------------------------------------
Capital share transactions
 Proceeds from shares sold   ..................      44,864,733       135,313,747
 Payment for shares redeemed ..................     (11,964,860)      (14,708,624)
 Net asset value of shares issued in
  reinvestment of distributions ...............               0            72,520
- ---------------------------------------------------------------------------------
  Net increase (decrease) in net assets
   resulting from capital share
   transactions  ..............................      32,899,873       120,677,643
- ---------------------------------------------------------------------------------
   Total increase (decrease) in net
    assets ....................................      35,652,118       136,742,249
Net assets
 Beginning of year  ...........................      33,568,806        74,083,184
- ---------------------------------------------------------------------------------
 End of year  .................................  $   69,220,924     $ 210,825,433
=================================================================================
Undistributed (distributions in excess of) net
 investment income  ...........................  $       66,746     $      (9,878)
=================================================================================



                                                     Evergreen         Evergreen        Evergreen
                                                Global Real Estate   International   Latin America
                                                   Equity Fund        Equity Fund        Fund
- --------------------------------------------------------------------------------------------------------
Operations
 Net investment income (loss)   ...............   $      (90,765)    $  1,732,140    $    (483,675)
 Net realized gain on investments and
  foreign currency related transactions  ......        1,941,129       15,970,099       36,087,300
 Net change in unrealized appreciation
  (depreciation) on investments and
  foreign currency related transactions  ......          302,113      (13,032,715)     (17,271,713)
- -----------------------------------------------------------------------------------------------------
  Net increase in net assets resulting
   from operations  ...........................        2,152,477        4,669,524       18,331,912
- -----------------------------------------------------------------------------------------------------
Distributions to shareholders from Net investment income:
  Class A  ....................................                0         (107,348)         (91,845)
  Class B  ....................................                0         (116,095)        (139,227)
  Class C  ....................................                0           (1,194)               0
  Class Y  ....................................          (76,344)      (2,176,422)               0
 In excess of net investment income:
  Class B  ....................................                0                0         (430,575)
  Class C  ....................................                0                0          (62,177)
 Net realized gain on investments:
  Class A  ....................................                0                0                0
  Class B  ....................................                0                0                0
  Class C  ....................................                0                0                0
  Class Y  ....................................                0                0                0
- ------------------------------------------------------------------------------------------------------
  Total distributions to shareholders .........          (76,344)      (2,401,059)        (723,824)
- ------------------------------------------------------------------------------------------------------
Capital share transactions
 Proceeds from shares sold   ..................        1,779,852      164,093,117       35,265,301
 Payment for shares redeemed ..................      (16,374,343)     (48,052,334)     (52,499,496)
 Net asset value of shares issued in
  reinvestment of distributions ...............           43,582        1,232,582          639,781
- ----------------------------------------------------------------------------------------------------
  Net increase (decrease) in net assets
   resulting from capital share
   transactions  ..............................      (14,550,909)     117,273,365      (16,594,414)





- -----------------------------------------------------------------------------------------------------
   Total increase (decrease) in net
    assets ....................................      (12,474,776)     119,541,830        1,013,674
Net assets
 Beginning of year  ...........................       48,365,376      146,226,263       98,839,161
- ------------------------------------------------------------------------------------------------------
 End of year  .................................   $   35,890,600     $265,768,093    $  99,852,835
=======================================================================================================
Undistributed (distributions in excess of) net
 investment income  ...........................   $      (18,581)    $  5,226,484    $      (2,760)
======================================================================================================

                  See Combined Notes to Financial Statements.

[GRAPHIC OMITTED]



                                   EVERGREEN
                      International & Global Growth Funds
[GRAPHIC OMITTED]



                      Statements of Changes in Net Assets

                      For the year ended October 31, 1996


                                                    Evergreen         Evergreen
                                                Emerging Markets   Global Leaders
                                                  Growth Fund           Fund
- -----------------------------------------------------------------------------------
Operations
 Net investment income (loss)   ...............   $     (4,321)     $      2,343
 Net realized gain (loss) on investments
  and foreign currency related
  transactions   ..............................        (96,636)           77,271
 Net change in unrealized appreciation
  (depreciation) on investments and
  foreign currency related transactions  ......        (38,536)        3,528,424
- --------------------------------------------------------------------------------
  Net increase (decrease) in net assets
   resulting from operations ..................       (139,493)        3,608,038
- --------------------------------------------------------------------------------
Distributions to shareholders from Net investment income:
  Class A  ....................................         (6,742)                0
  Class B  ....................................              0                 0
  Class C  ....................................              0                 0
  Class Y  ....................................        (81,928)           (2,343)
 In excess of net investment income:
  Class A  ....................................              0                 0
  Class B  ....................................              0                 0
  Class C  ....................................              0                 0
  Class Y  ....................................              0           (17,247)
- --------------------------------------------------------------------------------
  Total distributions to shareholders   ......         (88,670)          (19,590)
- --------------------------------------------------------------------------------
Capital share transactions
 Proceeds from shares sold   ..................     24,970,951        72,602,018
 Proceeds from shares issued from
  acquisition of FFB Diversified





  International Growth Fund  ..................              0                 0
 Payment for shares redeemed ..................     (3,663,950)       (2,122,493)
 Net asset value of shares issued in
  reinvestment of distributions ...............         22,693            14,211
- --------------------------------------------------------------------------------
  Net increase (decrease) in net assets
   resulting from capital share
   transactions  ..............................     21,329,694        70,493,736
- --------------------------------------------------------------------------------
   Total increase (decrease) in net
    assets ....................................     21,101,531        74,082,184
Net assets
 Beginning of year  ...........................     12,467,275             1,000
- --------------------------------------------------------------------------------
 End of year  .................................   $ 33,568,806      $ 74,083,184
================================================================================
Undistributed (distributions in excess of) net
 investment income  ...........................   $       (328)     $     (2,299)
================================================================================



                                                                       Evergreen
                                                     Evergreen       International      Evergreen
                                                Global Real Estate      Equity       Latin America
                                                   Equity Fund           Fund            Fund
- -----------------------------------------------------------------------------------------------------
Operations
 Net investment income (loss)   ...............   $       66,648     $  2,119,654    $   2,640,542
 Net realized gain (loss) on investments
  and foreign currency related
  transactions   ..............................          495,328         (823,687)       5,955,109
 Net change in unrealized appreciation
  (depreciation) on investments and
  foreign currency related transactions  ......        3,504,138        5,669,016        7,956,482
- --------------------------------------------------------------------------------------------------
  Net increase (decrease) in net assets
   resulting from operations ..................        4,066,114        6,964,983       16,552,133
- --------------------------------------------------------------------------------------------------
Distributions to shareholders from Net investment income:
  Class A  ....................................                0          (39,834)        (361,523)
  Class B  ....................................                0          (23,543)      (2,175,018)
  Class C  ....................................                0              (59)        (231,347)
  Class Y  ....................................                0         (645,172)               0
 In excess of net investment income:
  Class A  ....................................                0                0          (61,278)
  Class B  ....................................                0                0         (368,664)
  Class C  ....................................                0                0          (39,213)
  Class Y  ....................................                0                0                0
- --------------------------------------------------------------------------------------------------
  Total distributions to shareholders   ......                 -         (708,608)      (3,237,043)
- --------------------------------------------------------------------------------------------------
Capital share transactions
 Proceeds from shares sold   ..................       16,042,743       63,370,539       10,584,948
 Proceeds from shares issued from
  acquisition of FFB Diversified
  International Growth Fund  ..................                0       29,658,717                0
 Payment for shares redeemed ..................      (33,339,082)     (14,067,718)     (50,668,403)
 Net asset value of shares issued in
  reinvestment of distributions ...............                0          365,798        2,867,537
- --------------------------------------------------------------------------------------------------
  Net increase (decrease) in net assets
   resulting from capital share
   transactions  ..............................      (17,296,339)      79,327,336      (37,215,918)
- --------------------------------------------------------------------------------------------------
   Total increase (decrease) in net
    assets ....................................      (13,230,225)      85,583,711      (23,900,828)
Net assets





 Beginning of year  ...........................       61,595,601       60,642,552      122,739,989
- --------------------------------------------------------------------------------------------------
 End of year  .................................   $   48,365,376     $146,226,263    $  98,839,161
==================================================================================================
Undistributed (distributions in excess of) net
 investment income  ...........................   $       32,553     $  1,837,370    $     993,649
==================================================================================================

                  See Combined Notes to Financial Statements.

[GRAPHIC OMITTED]



[GRAPHIC OMITTED]



                     Combined Notes to Financial Statements


1. ORGANIZATION


The Evergreen International & Global Growth Funds consist of Evergreen Emerging Markets Growth Fund ("Emerging Markets"), Evergreen Global Leaders Fund ("Global Leaders"), Evergreen Global Real Estate Equity Fund ("Global Real Estate"), Evergreen International Equity Fund ("International") and Evergreen Latin America Fund ("Latin America"), (formerly Keystone Fund of the Americas), each of which are registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as diversified, open-end management investment companies. Global Leaders and Global Real Estate are separate series of the Evergreen Equity Trust (formerly Evergreen Real Estate Equity Trust), a Massachusetts business trust organized in 1988. Emerging Markets and International are separate series of Evergreen Investment Trust (formerly First Union Funds), a Massachusetts business trust organized in 1984. Latin America is a Massachusetts business trust organized in 1993. Emerging Markets, Global Leaders, Global Real Estate, International and Latin America are collectively referred to herein as the "Funds".

The Funds offer Class A, Class B, Class C and Class Y shares with the exception of Latin America which offers Class A, Class B, and Class C shares. Class A shares are sold with a maximum front-end sales charge of 4.75%. Class B and Class C shares are sold without a front end sales charge, but pay a higher ongoing distribution fee than Class A shares. Class B shares are sold subject to a contingent deferred sales charge that is payable upon redemption and decreases depending on how long the shares have been held. Class B shares purchased after January 1, 1997 will automatically convert to Class A shares after seven years. Class B shares purchased prior to January 1, 1997 retain their existing conversion rights. Class C shares are sold subject to a contingent deferred sales charge payable on shares redeemed within one year after the month of purchase. Class Y shares are sold at net asset value and are not subject to contingent deferred sales charges or distribution fees. Class Y shares are sold only to investment advisory clients of First Union Corporation ("First Union") and its affiliates, certain institutional investors or Class Y shareholders of record of certain other funds managed by First Union and its affiliates as of December 30, 1994.


2. ACQUISITION INFORMATION

Effective January 1, 1996, First Fidelity Bancorporation ("First Fidelity") merged with First Union. Effective at the close of business on January 19, 1996, International acquired substantially all of the net assets of FFB Diversified International Growth Fund, an open-end management investment company managed by a subsidiary of First Fidelity registered under the Act, valued at $29,658,717. The net assets were exchanged through a non-taxable transaction for 2,898,154 Class Y Shares of International valued at $10.23 per share. The acquired net assets consisted primarily of portfolio securities with unrealized appreciation of $1,835,426. The aggregate net assets of International after the acquisition were $104,471,175.


3. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. The policies are in conformity with generally accepted accounting principles, which require management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates.

A. Valuation of Securities
The Funds value investments traded on an established exchange on the basis of the last sales price on the exchange where primarily traded. The Funds value securities traded in the over-the counter market at the mean between the bid and asked prices. Securities for which market quotations are not available from an independent pricing service, are valued at fair value as determined in good faith according to procedures approved by the Board of Trustees. Short-term investments with remaining maturities of 60 days or less are carried at amortized cost, which approximates market value.

B. Repurchase Agreements
Each Fund may invest in repurchase agreements. Securities pledged as collateral for repurchase agreements are held by the custodian on the Fund's behalf. Each Fund monitors the adequacy of the collateral daily and will require the seller to provide additional collateral in the event the market value of the securities pledged falls below the carrying value of the repurchase agreement, including accrued interest. Each Fund will only enter into repurchase agreements with banks and other financial institutions which are deemed by the investment adviser to be creditworthy pursuant to guidelines established by the Board of Trustees.

Pursuant to an exemptive order issued by the Securities and Exchange Commission, Latin America, along with certain other funds managed by Keystone Investment Management Company ("Keystone"), may transfer uninvested cash balances into a joint trading account. These balances are invested in one or more repurchase agreements that are fully collateralized by U.S. Treasury and/or federal agency obligations.

[GRAPHIC OMITTED]



[GRAPHIC OMITTED]



               Combined Notes to Financial Statements (continued)

C. Foreign Currency
The books and records of the Funds are maintained in United States (U.S.) dollars. Foreign currency amounts are translated into United States dollars as follows: market value of investments, other assets and liabilities at the daily rate of exchange; purchases and sales of investments, income and expenses at the rate of exchange prevailing on the respective dates of such transactions. Net unrealized foreign exchange gain (loss) resulting from changes in foreign currency exchange rates is a component of net unrealized appreciation (depreciation) on investments and foreign currency related transactions. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency related transactions and the difference between the amounts of interest and dividends recorded on the books of the Fund and the amounts that are actually received
and  are  included  in  realized  gain  (loss)  on  foreign   currency   related
transactions. The portion of foreign currency gains and losses related to fluctuations in exchange rates between the initial purchase trade date and subsequent sale trade date is included in realized gain (loss) on foreign currency related transactions.

D. Futures Contracts
In order to gain exposure to or protect against changes in security values, the Funds may buy and sell futures contracts.


The initial margin deposited with a broker when entering into a futures transaction is subsequently adjusted by daily payments or receipts as the value of the contract changes. Such changes are recorded as unrealized gains or losses. Realized gains or losses are recognized on closing the contract.

Risks of entering into futures contracts include (i) the possibility of an illiquid market for the contract, (ii) the possibility that a change in the value of the contract may not correlate with changes in the value of the underlying instrument or index, and (iii) the credit risk that the other party will not fulfill their obligations under the contract. Futures contracts also involve elements of market risk in excess of the amount reflected in the statement of assets and liabilities.

E. Forward Foreign Currency Exchange Contracts
The Funds may enter into forward foreign currency exchange contracts ("forward contracts") to settle portfolio purchases and sales of securities denominated in a foreign currency and to hedge certain foreign currency assets or liabilities. Forward contracts are recorded at the forward rate and marked-to-market daily. Realized gains and losses arising from such transactions are included in net realized gain (loss) on foreign currency related transactions. The Fund bears the risk of an unfavorable change in the foreign currency exchange rate underlying the forward contract and is subject to the credit risk that the other party will not fulfill their obligations under the contract. Forward contracts involve elements of market risk in excess of the amount reflected in the statement of assets and liabilities.

F. Security Transactions and Investment Income
Securities transactions are accounted for no later than one business day after the trade date. Realized gains and losses are computed on the identified cost basis. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums. Dividend income is recorded on the ex-dividend date, or in the case of some foreign securities, on the date thereafter when the Fund is made aware of the dividend. Foreign income may be subject to foreign withholding taxes which are accrued as applicable. Capital gains realized on some foreign securities are subject to foreign taxes and are accrued as applicable.

G. Federal Taxes
The Funds have qualified and intend to continue to qualify as regulated investment companies under the Internal Revenue Code of 1986, as amended (the "Code"). Thus, the Funds will not incur any federal income tax liability since they are expected to distribute all of their net investment company taxable income and net capital gains, if any, to their shareholders. The Funds also intend to avoid excise tax liability by making the required distributions under the Code. Accordingly, no provision for federal taxes is required. To the extent that realized capital gains can be offset by capital loss carryforwards, it is each Fund's policy not to distribute such gains.

H. Distributions
Distributions from net investment income for the Funds are declared and paid annually. Distributions from net realized capital gains, if any, are paid at least annually. Distributions to shareholders are recorded at the close of business on the ex-dividend date.

Income and capital gains distributions to shareholders are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. The significant differences between financial statement amounts available for distributions and distributions made in accordance with income tax regulations are primarily due to differing treatment for net operating losses and certain distributions received from passive foreign investment companies.

[GRAPHIC OMITTED]



[GRAPHIC OMITTED]



               Combined Notes to Financial Statements (continued)

I. Class Allocations
Income, expenses (other than class specific expenses) and realized and unrealized gains and losses are prorated among the classes based on the relative net assets of each class. Currently, class specific expenses are limited to expenses incurred under the Distribution Plans for each class.

J. Organization Expenses
Organization expenses are amortized to operations over a five-year period on a straight-line basis. In the event any of the initial shares of the Funds are redeemed by any holder during the five-year amortization period, redemption proceeds will be reduced by any unamortized organization expenses in the same proportion as the number of initial shares being redeemed bears to the number of initial shares outstanding at the time of the redemption.


4. CAPITAL SHARE TRANSACTIONS

Latin America has an unlimited number of shares of beneficial interest with no par value authorized. Emerging Markets, Global Leaders, Global Real Estate and International have an unlimited number of shares of beneficial interest with a par value of $0.0001 authorized. Shares of beneficial interest of the Funds are currently divided into Class A, Class B, Class C and Class Y with the exception of Latin America which does not offer Class Y shares. Transactions in shares of the Funds were as follows:

--------------------------------------------------------------------------------
EMERGING MARKETS
--------------------------------------------------------------------------------


                                                                               Year Ended                    Year Ended
                                                                            October 31, 1997              October 31, 1996
                                                                      ----------------------------- -----------------------------
                                                                        Shares        Amount          Shares        Amount
- --------------------------------------------------------------------------------------------------------------------------------
Class A
Shares sold .........................................................    373,278     $  3,938,592      108,210     $    958,874
Shares redeemed   ...................................................   (289,832)      (3,032,756)     (55,942)        (493,377)
Shares issued on reinvestment of distributions  .....................          0                0          817            6,713
- -------------------------------------------------------------------------------------------------------------------------------
Net increase   ......................................................     83,446          905,836       53,085          472,210
- -------------------------------------------------------------------------------------------------------------------------------
Class B
Shares sold .........................................................    164,864        1,717,956      147,629        1,317,529
Shares redeemed   ...................................................   (100,251)      (1,000,964)     (51,462)        (443,501)
- -------------------------------------------------------------------------------------------------------------------------------
Net increase   ......................................................     64,613          716,992       96,167          874,028
- -------------------------------------------------------------------------------------------------------------------------------
Class C
Shares sold .........................................................    128,876        1,301,468        8,040           72,696
Shares redeemed   ...................................................     (8,773)         (93,284)      (5,067)         (43,102)
- -------------------------------------------------------------------------------------------------------------------------------
Net increase   ......................................................    120,103        1,208,184        2,973           29,594
- -------------------------------------------------------------------------------------------------------------------------------
Class Y
Shares sold .........................................................  3,444,422       37,906,717    2,531,857       22,621,852
Shares redeemed   ...................................................   (770,870)      (7,837,856)    (301,830)      (2,683,970)
Shares issued on reinvestment of distributions  .....................          0                0        1,942           15,980
- -------------------------------------------------------------------------------------------------------------------------------





Net increase   ......................................................  2,673,552       30,068,861    2,231,969       19,953,862
- -------------------------------------------------------------------------------------------------------------------------------
Net increase in net assets resulting from capital share transactions   2,941,714     $ 32,899,873    2,384,194     $ 21,329,694
===============================================================================================================================

[GRAPHIC OMITTED]



[GRAPHIC OMITTED]



               Combined Notes to Financial Statements (continued)

--------------------------------------------------------------------------------
GLOBAL LEADERS
--------------------------------------------------------------------------------


                                                                               Year Ended                    Year Ended
                                                                            October 31, 1997              October 31, 1996
                                                                     -----------------------------   --------------------------
                                                                        Shares         Amount         Shares        Amount
- ------------------------------------------------------------------------------------------------------------------------------
Class A
Shares sold .........................................................  2,037,338     $ 26,561,220    1,128,476     $ 12,914,033
Shares redeemed   ...................................................   (304,314)      (4,039,813)     (38,955)        (450,952)
Shares issued on reinvestment of distributions  .....................      1,245           15,030            0                0
- -------------------------------------------------------------------------------------------------------------------------------
Net increase   ......................................................  1,734,269       22,536,437    1,089,521       12,463,081
- -------------------------------------------------------------------------------------------------------------------------------
Class B
Shares sold .........................................................  6,953,600       90,590,909    3,561,481       40,763,569
Shares redeemed   ...................................................   (555,510)      (7,324,691)     (26,709)        (307,417)
Shares issued on reinvestment of distributions  .....................      4,015           48,220            0                0
- -------------------------------------------------------------------------------------------------------------------------------
Net increase   ......................................................  6,402,105       83,314,438    3,534,772       40,456,152
- -------------------------------------------------------------------------------------------------------------------------------
Class C
Shares sold .........................................................    173,061        2,249,794       48,546          557,221
Shares redeemed   ...................................................    (43,171)        (592,995)      (1,852)         (21,683)
Shares issued on reinvestment of distributions  .....................         52              629            0                0
- -------------------------------------------------------------------------------------------------------------------------------
Net increase   ......................................................    129,942        1,657,428       46,694          535,538
- -------------------------------------------------------------------------------------------------------------------------------
Class Y
Shares sold .........................................................  1,227,611       15,911,824    1,680,883       18,367,195
Shares redeemed   ...................................................   (203,730)      (2,751,116)    (120,293)      (1,342,441)
Shares issued on reinvestment of distributions  .....................        715            8,632        1,378           14,211
- -------------------------------------------------------------------------------------------------------------------------------
Net increase   ......................................................  1,024,596       13,169,340    1,561,968       17,038,965
- -------------------------------------------------------------------------------------------------------------------------------
Net increase in net assets resulting from capital share transactions   9,290,912     $120,677,643    6,232,955     $ 70,493,736
===============================================================================================================================

--------------------------------------------------------------------------------
GLOBAL REAL ESTATE
-------------------------------------------------------------------------------


                                                                                 Year Ended
                                                                              October 31, 1997
                                                                      --------------------------------
                                                                        Shares           Amount
- ------------------------------------------------------------------------------------------------------
Class A
Shares sold .........................................................       40,811     $     505,405
Shares redeemed   ...................................................      (73,533)         (893,699)
- ----------------------------------------------------------------------------------------------------
Net increase   ......................................................      (32,722)         (388,294)
- ----------------------------------------------------------------------------------------------------
Class B
Shares sold .........................................................       14,681           182,292
Shares redeemed   ...................................................       (8,946)         (109,808)
- ----------------------------------------------------------------------------------------------------
Net increase   ......................................................        5,735            72,484





- ----------------------------------------------------------------------------------------------------
Class C
Shares sold .........................................................        8,782           109,223
Shares redeemed   ...................................................       (1,080)          (13,742)
- ----------------------------------------------------------------------------------------------------
Net increase   ......................................................        7,702            95,481
- ----------------------------------------------------------------------------------------------------
Class Y
Shares sold .........................................................       79,254           982,932
Shares redeemed   ...................................................   (1,226,663)      (15,357,094)
Shares issued on reinvestment of distributions  .....................        3,475            43,582
- ----------------------------------------------------------------------------------------------------
Net decrease   ......................................................   (1,143,934)      (14,330,580)
- ----------------------------------------------------------------------------------------------------
Net decrease in net assets resulting from capital share transactions    (1,163,219)    $ (14,550,909)
====================================================================================================



                                                                                 Year Ended
                                                                              October 31, 1996
                                                                      ---------------------------------
                                                                        Shares           Amount
- ------------------------------------------------------------------------------------- -----------------
Class A
Shares sold .........................................................      208,609     $   2,645,216
Shares redeemed   ...................................................     (156,309)       (2,008,136)
- ----------------------------------------------------------------------------------------------------
Net increase   ......................................................       52,300           637,080
- ----------------------------------------------------------------------------------------------------
Class B
Shares sold .........................................................        7,284            91,539
Shares redeemed   ...................................................       (4,878)          (59,333)
- ------------------------------------------------------------------------------------------------------
Net increase   ......................................................        2,406            32,206
- ----------------------------------------------------------------------------------------------------
Class C
Shares sold .........................................................        2,142            27,504
Shares redeemed   ...................................................       (1,782)          (22,492)
- ----------------------------------------------------------------------------------------------------
Net increase   ......................................................          360             5,012
- ----------------------------------------------------------------------------------------------------
Class Y
Shares sold .........................................................    1,060,595        13,278,484
Shares redeemed   ...................................................   (2,500,751)      (31,249,121)
Shares issued on reinvestment of distributions  .....................            0                 0
- ----------------------------------------------------------------------------------------------------
Net decrease   ......................................................   (1,440,156)      (17,970,637)
- ----------------------------------------------------------------------------------------------------
Net decrease in net assets resulting from capital share transactions    (1,385,090)    $ (17,296,339)
====================================================================================================

[GRAPHIC OMITTED]



[GRAPHIC OMITTED]



               Combined Notes to Financial Statements (continued)

--------------------------------------------------------------------------------
INTERNATIONAL EQUITY
-------------------------------------------------------------------------------


                                                                                        Year Ended
                                                                                     October 31, 1997
                                                                             --------------------------------
                                                                               Shares           Amount
- -------------------------------------------------------------------------------------------------------------
Class A
Shares sold  ...............................................................    1,195,960     $  14,003,449
Shares redeemed ............................................................   (1,061,687)      (12,445,598)
Shares issued on reinvestment of distributions   ...........................        9,990           105,895
- -----------------------------------------------------------------------------------------------------------
Net increase ...............................................................      144,263         1,663,746
- -----------------------------------------------------------------------------------------------------------





Class B
Shares sold  ...............................................................      883,172        10,152,518
Shares redeemed ............................................................     (237,081)       (2,706,025)
Shares issued on reinvestment of distributions   ...........................       10,629           112,666
- -----------------------------------------------------------------------------------------------------------
Net increase ...............................................................      656,720         7,559,159
- -----------------------------------------------------------------------------------------------------------
Class C
Shares sold  ...............................................................       28,287           332,705
Shares redeemed ............................................................       (7,619)          (84,799)
Shares issued on reinvestment of distributions   ...........................          103             1,096
- -----------------------------------------------------------------------------------------------------------
Net increase (decrease)  ...................................................       20,771           249,002
- -----------------------------------------------------------------------------------------------------------
Class Y
Shares sold  ...............................................................   11,916,116       139,604,445
Shares issued from acquisition of FFB Diversified International Growth Fund             0                 0
Shares redeemed ............................................................   (2,865,928)      (32,815,912)
Shares issued on reinvestment of distributions   ...........................       95,469         1,012,925
- -----------------------------------------------------------------------------------------------------------
Net increase ...............................................................    9,145,657       107,801,458
- -----------------------------------------------------------------------------------------------------------
Net increase in net assets resulting from capital share transactions  ......    9,967,411     $ 117,273,365
===========================================================================================================



                                                                                       Year Ended
                                                                                    October 31, 1996
                                                                             ------------------------------
                                                                               Shares         Amount
- -----------------------------------------------------------------------------------------------------------
Class A
Shares sold  ...............................................................    459,233    $   4,772,348
Shares redeemed ............................................................   (144,771)      (1,513,977)
Shares issued on reinvestment of distributions   ...........................      3,882           39,171
- --------------------------------------------------------------------------------------------------------
Net increase ...............................................................    318,344        3,297,542
- --------------------------------------------------------------------------------------------------------
Class B
Shares sold  ...............................................................    802,691        8,346,658
Shares redeemed ............................................................   (208,561)      (2,169,847)
Shares issued on reinvestment of distributions   ...........................      2,297           23,175
- --------------------------------------------------------------------------------------------------------
Net increase ...............................................................    596,427        6,199,986
- --------------------------------------------------------------------------------------------------------
Class C
Shares sold  ...............................................................     11,595          120,774
Shares redeemed ............................................................    (14,095)        (148,202)
Shares issued on reinvestment of distributions   ...........................          5               55
- --------------------------------------------------------------------------------------------------------
Net increase (decrease)  ...................................................     (2,495)         (27,373)
- --------------------------------------------------------------------------------------------------------
Class Y
Shares sold  ...............................................................  4,796,183       50,130,759
Shares issued from acquisition of FFB Diversified International Growth Fund   2,898,154       29,658,717
Shares redeemed ............................................................   (972,043)     (10,235,692)
Shares issued on reinvestment of distributions   ...........................     30,069          303,397
- --------------------------------------------------------------------------------------------------------
Net increase ...............................................................  6,752,363       69,857,181
- --------------------------------------------------------------------------------------------------------
Net increase in net assets resulting from capital share transactions  ......  7,664,639    $  79,327,336
========================================================================================================

--------------------------------------------------------------------------------
LATIN AMERICA
--------------------------------------------------------------------------------


                                                                                 Year Ended
                                                                              October 31, 1997
                                                                      --------------------------------
                                                                        Shares           Amount
- ------------------------------------------------------------------------------------------------------
Class A
Shares sold .........................................................      793,746     $  12,013,304
Shares redeemed   ...................................................     (755,902)      (10,989,824)
Shares issued on reinvestment of distributions  .....................        7,159            82,042
- ----------------------------------------------------------------------------------------------------
Net increase (decrease) .............................................       45,003         1,105,522
- ----------------------------------------------------------------------------------------------------
Class B  ............................................................
Shares sold .........................................................    1,353,616        18,851,845
Shares redeemed   ...................................................   (2,761,745)      (37,765,324)
Shares issued on reinvestment of distributions  .....................       44,425           502,887





- ----------------------------------------------------------------------------------------------------
Net decrease   ......................................................   (1,363,704)      (18,410,592)
- ----------------------------------------------------------------------------------------------------
Class C
Shares sold .........................................................      305,017         4,400,152
Shares redeemed   ...................................................     (261,244)       (3,744,348)
Shares issued on reinvestment of distributions  .....................        4,841            54,852
- ----------------------------------------------------------------------------------------------------
Net increase (decrease) .............................................       48,614           710,656
- ----------------------------------------------------------------------------------------------------
Net decrease in net assets resulting from capital share transactions    (1,270,087)    $ (16,594,414)
====================================================================================================



                                                                                 Year Ended
                                                                              October 31, 1996
                                                                      ---------------------------------
                                                                        Shares           Amount
- -------------------------------------------------------------------------------------------------------
Class A
Shares sold .........................................................      176,782     $   1,884,412
Shares redeemed   ...................................................     (676,261)       (7,167,407)
Shares issued on reinvestment of distributions  .....................       36,036           382,390
- ----------------------------------------------------------------------------------------------------
Net increase (decrease) .............................................     (463,443)       (4,900,605)
- ----------------------------------------------------------------------------------------------------
Class B  ............................................................
Shares sold .........................................................      765,039         7,991,078
Shares redeemed   ...................................................   (3,737,221)      (39,001,039)
Shares issued on reinvestment of distributions  .....................      215,054         2,248,867
- ----------------------------------------------------------------------------------------------------
Net decrease   ......................................................   (2,757,128)      (28,761,094)
- ----------------------------------------------------------------------------------------------------
Class C
Shares sold .........................................................       66,448           709,458
Shares redeemed   ...................................................     (439,812)       (4,499,957)
Shares issued on reinvestment of distributions  .....................       22,570           236,280
- ----------------------------------------------------------------------------------------------------
Net increase (decrease) .............................................     (350,794)       (3,554,219)
- ----------------------------------------------------------------------------------------------------
Net decrease in net assets resulting from capital share transactions    (3,571,365)    $ (37,215,918)
====================================================================================================

[GRAPHIC OMITTED]



[GRAPHIC OMITTED]



               Combined Notes to Financial Statements (continued)

5. SECURITIES TRANSACTIONS


Cost of purchases and proceeds from sales of investment securities (excluding short-term securities) were as follows for the year ended October 31, 1997:


                             Cost of       Proceeds
                            Purchases      from Sales
                           ----------------------------
Emerging Markets .........  $ 71,667,295   $ 62,939,992
Global Leaders   .........   164,558,067     41,158,707
Global Real Estate  ......    17,710,348     30,241,815
International ............   261,456,076    160,069,736
Latin America ............   117,791,685    150,966,605

On October 31, 1997, the composition of unrealized appreciation and depreciation of investment securities based on the aggregate cost of investments for federal tax purposes was as follows:


                                        Gross          Gross       Net Unrealized





                          Tax         Unrealized     Unrealized     Appreciation
                         Cost        Appreciation   Depreciation   (Depreciation)
                      ------------------------------------------------------------
Emerging Markets  ...  $ 74,619,420    $ 3,438,255    $ 4,336,202   $   (897,947)
Global Leaders ......   191,718,042     28,990,107     10,221,152     18,768,955
Global Real Estate       35,839,296      7,297,219      7,389,043        (91,824)
International  ......   274,567,908     21,713,757     30,826,898     (9,113,141)
Latin America  ......   107,458,058      4,626,170     11,325,249     (6,699,079)

As of October 31, 1997, Global Real Estate had a capital loss carryover for federal income tax purposes of $4,970,238 that expires October 31, 2003.


6. DISTRIBUTION PLANS

Evergreen Distributor, Inc. (formerly, Evergreen Keystone Distributors, Inc.) ("EDI"), a wholly-owned subsidiary of The BISYS Group Inc. ("BISYS") serves as principal underwriter to Latin America. Prior to December 11, 1996, Evergreen Investment Services, Inc. (formerly, Evergreen Keystone Investment Services Inc.) ("EIS"), a wholly-owned subsidiary of Keystone, served as Latin America's principal underwriter. EDI also serves as the principal underwriter for Emerging Markets, Global Leaders, Global Real Estate and International.

Each Fund has adopted Distribution Plans for each class of shares, except Class Y, as allowed by Rule 12b-1 of the 1940 Act. Distribution plans permit the Funds to reimburse its principal underwriter for costs related to selling shares of the Funds and for various other services. These costs, which consist primarily of commissions and service fees to broker/dealers who sell shares of the fund, are paid by the fund through expenses called "Distribution Plan expenses". Each class, except Class Y, currently pays a service fee equal to 0.25% of the average daily net asset value of the class. Class B and Class C also pay distribution fees equal to 0.75% of the average daily net assets of the Class. Distribution Plan expenses are calculated daily and paid monthly.

Emerging Markets, Global Leaders, Global Real Estate and International have entered into Shareholder Services Agreements with First Union Brokerage Services ("FUBS"), an affiliate of First Union, whereby the Funds will compensate FUBS up to an annual limit of .25 of 1% of Class B and Class C's average daily net assets, as referred to above, for certain services provided to shareholders and/or maintenance of shareholder accounts relating to the Funds' Class B shares and Class C shares. Emerging Markets, Global Leaders, Global Real Estate and International paid $16,179, $228,520, $349 and $48,713 to FUBS during the year ended October 31, 1997 under the Shareholder Services Agreement.

During the year ended October 31, 1997, amounts paid to EDI and/or EIS pursuant to each Fund's Class A, Class B and Class C Distribution Plans were as follows


                           Class A   Class B    Class C
                           ------------------------------
Emerging Markets .........  $ 5,656   $ 36,635   $  7,616
Global Leaders   .........   67,888    897,836     16,245
Global Real Estate  ......    1,597      1,937        870
International ............   21,095    191,870      2,983
Latin America ............   33,104    899,853    116,589

With respect to Class B and Class C shares, the principal underwriter may pay distribution fees greater than the allowable annual amounts the Fund is permitted to pay under the Distribution Plans. Latin America may reimburse the principal underwriter for such excess amounts in later years with annual interest at prime plus 1.00%. EDI intends to seek full payment of such distribution costs

[GRAPHIC OMITTED]



[GRAPHIC OMITTED]



               Combined Notes to Financial Statements (continued)

from Latin America at such time in the future as, and to the extent that, payment thereof by the Class B or Class C shares would be within permitted limits.

Each of the Distribution Plans may be terminated at any time by vote of the Independent Trustees or by vote of a majority of the outstanding voting shares of the respective class. However, after the termination of any Distribution Plan for Latin America, and subject to the discretion of the Independent Trustees payments to EIS and/or EDI may continue as compensation for services which had been earned while the Distribution Plan was in effect.


7. INVESTMENT MANAGEMENT AGREEMENT AND OTHER AFFILIATED TRANSACTIONS

Keystone, a subsidiary of First Union, is the investment adviser for Latin America. In return for providing investment management and administrative services to Latin America, the Fund pays Keystone a management fee that is calculated daily and paid monthly. The management fee is determined by applying percentage rates starting at 0.75% and declining to 0.45% per annum as net assets increase, to the average daily net assets of the Fund.

First  Union  serves  as  the  investment   adviser  to  Emerging   Markets  and
International and is paid a management fee that is computed daily and paid monthly in accordance with the following schedules:


                                  Advisory Fee   Average Daily Net Assets
                                 -------------- --------------------------
         Emerging Markets ......     1.50%       on the first $100 million
                                     1.45%       on the next $100 million
                                     1.40%       on the next $100 million
                                     1.35%       in excess of $300 million


                                Advisory Fee   Average Daily Net Assets
                               -------------- --------------------------
         International  ......      .82%       on the first $20 million
                                    .79%       on the next $30 million
                                    .76%       on the next $50 million
                                    .73%       in excess of $100 million

Through August 31, 1997, Marvin & Palmer Associates, Inc. ("Marvin & Palmer") was the sub-adviser for Emerging Markets. Effective September 1, 1997, Keystone became Emerging Markets' sub-adviser.

Keystone is entitled to a sub-advisory fee from First Union calculated by applying percentage rates, which start at .32% and decline, as net assets increase, to .23% based on the average daily net assets of the Fund.

Warburg, Pincus Counsellors, Inc. ("Warburg") is International's sub-adviser.

Under  the  terms  of  Emerging   Markets'  and   International's   sub-advisory
agreements, Keystone and Warburg are responsible for the investment decisions for their respective funds and are paid by First Union.

For Emerging Markets and International, First Union voluntarily waived $240,240 and $232,680, respectively, of its advisory fee for the year ended October 31, 1997.

Evergreen Asset Management Corp. ("Evergreen Asset"), a wholly-owned subsidiary of First Union, serves as investment adviser to Global Leaders and Global Real Estate, and is paid a management fee that is computed daily and paid monthly at an annual rate of .95% and 1.00%, of Global Leaders and Global Real Estate's average daily net assets, respectively. Evergreen Asset has voluntarily agreed to reimburse Global Leaders to the extent that the Fund's operating expenses (including the investment advisory fee and amortization of organization expenses but excluding interest, taxes, brokerage commissions, 12b-1 distribution and shareholder servicing fees and extraordinary expenses) exceed 1.50% of its average daily net assets. Evergreen Asset waived advisory fees aggregating $111,487 for the year ended October 31, 1997 pursuant to this agreement. Additionally, for the year ended October 31, 1997 Evergreen Asset reimbursed other expenses amounting to $1,537. Evergreen Asset also waived advisory fees aggregating $33,874 for Global Real Estate for the year ended October 31, 1997. Evergreen Asset can modify or terminate voluntary waivers at any time.

EIS is the administrator and BISYS is the sub-administrator to the Funds. For Emerging Markets, Global Leaders, and International, prior to March 11, 1997, Evergreen Asset was the administrator. Furman Selz LLC ("Furman Selz") was the sub-administrator through December 31, 1996 for Emerging Markets, Global Leaders, Global Real Estate and International. Effective January 1, 1997, BISYS acquired Furman Selz' mutual fund unit and accordingly, BISYS Fund Services became sub-administrator. As sub-administrator to the Funds, BISYS Fund Services provides the officers of the Funds. The administrator and sub-administrator for each Fund are entitled to an annual fee based on the average daily net assets of the funds administered by EIS for which First Union or its investment advisory

[GRAPHIC OMITTED]



[GRAPHIC OMITTED]



               Combined Notes to Financial Statements (continued)

subsidiaries are also the investment advisers. The administration fee is calculated by applying percentage rates, which start at 0.05% and decline to 0.01% per annum as net assets increase, to the average daily net asset value of the Fund. The sub-administration fee, for Emerging Markets, Global Leaders, Global Real Estate and International is calculated by applying percentage rates, which start at 0.01% and decline to .004% as net assets increase, to the average daily net asset value of the Fund.

Lieber & Company, an affiliate of First Union, is the investment sub-adviser to Global Leaders and Global Real Estate and also provides brokerage services with respect to substantially all security transactions of the Fund effected on the New York or American Stock Exchanges. For the year ended October 31, 1997, Global Leaders and Global Real Estate incurred brokerage commissions of $119,963 and $41,644, respectively with Lieber & Company. Lieber & Company is reimbursed by Evergreen Asset, at no additional expense to the Fund, for its cost of providing investment advisory services.

At October 31, 1997, Stephen A. Lieber, Chairman of Evergreen Asset owned, directly or beneficially, 35% of the outstanding shares of Global Real Estate.

Evergreen Service Company ("ESC") (formerly, Evergreen Keystone Service Company), a wholly-owned subsidiary of Keystone, serves as the transfer and dividend disbursing agent for Latin America. Effective May 5, 1997, ESC also began providing transfer and dividend disbursing agent services for Emerging Markets, Global Leaders, Global Real Estate and International that were formerly provided by State Street Bank and Trust Company ("State Street"). Total transfer agent fees paid by Emerging Markets, Global Leaders, Global Real Estate, International, and Latin America to ESC for the year ended October 31, 1997, were $39,083, $579,048, $99,937, $139,289 and $408,628, respectively. For certain accounts, First Union had been sub-contracted by ESC, and previously by State Street to maintain shareholder sub-account records, take fund purchase and redemption orders and answer inquiries. For each account of International, First Union earned fees aggregating $3,578 for the year ended October 31, 1997.


Officers of the Funds and affiliated Trustees receive no compensation directly from the Funds.


8. EXPENSE OFFSET ARRANGEMENT

The Funds have entered into an expense offset arrangement with their custodian. The assets deposited with the custodian under this expense offset arrangement could have been invested in income-producing assets.


9. DEFERRED INDEPENDENT TRUSTEES' FEES

Each Independent Trustee of Emerging Markets, Global Leaders, Global Real Estate and International may defer any or all compensation related to performance of their duties as Trustees. The Trustees' deferred balances are allocated to deferral accounts which are included in the accrued expenses for the Funds. The investment performance of the deferral accounts are based on the investment performance of certain Evergreen Funds. Any gains earned or losses incurred in the deferral accounts are reported in the Fund's Trustees' fees and expenses. Trustees will be paid either in one lump sum or in quarterly installments for up to ten years at their election, not earlier than either the year in which the Trustee ceases to be a member of the Board of Trustees or January 1, 2000. As of October 31, 1997, the value of the Trustees deferral account was $1,412, $9,878, $18,581, $6,005 and $2,760 for Emerging Markets, Global Leaders, Global Real Estate, International and Latin America, respectively.


10. FINANCING AGREEMENT

On October 31, 1996, a financing agreement among all of the Evergreen Funds and State Street, Societe Generale and ABN Amro Bank N.V. (Collectively, the "Banks") became effective. Under this agreement, the Banks provide an unsecured line of credit facility, in the aggregate amount of $225 million ($112.5 million committed and $112.5 million uncommitted), allocated evenly among the Banks. Borrowings under this facility bear interest at 0.75% per annum above the Federal Funds rate. A commitment fee of 0.10% per annum will be incurred on the unused portion of the committed facility which would be allocated to all participating funds. State Street acts as agent for the Banks, and as agent is entitled to a fee of $15,000 which is allocated to all of the Evergreen Funds. During the year ended October 31, 1997, Global Real Estate had borrowings under this agreement outstanding for 189 days under the line of credit, and incurred interest charges amounting to $10,449. Global Real Estate's average debt outstanding during the year aggregated $320,892 at a weighted average interest rate of 6.29%. Global Real Estate had an outstanding line of credit of $775,000 as of October 31, 1997.

[GRAPHIC OMITTED]

[GRAPHIC OMITTED]



               Combined Notes to Financial Statements (continued)

On October 31, 1997 a temporary financing agreement among all of the Evergreen Funds and First Union became effective. Under this agreement, First Union provides an unsecured line of credit facility in the aggregate amount of $300 million. Borrowings under this facility bear interest at 1.00% per annum above the Federal Funds Rate.

Latin America is not a party to either financing agreement.


11. CONCENTRATION OF CREDIT RISK

Global Real Estate invests a substantial portion of its assets in real estate investment trusts, therefore, it may be more affected by economic developments in the real estate industry than would a general equity fund.


12. DISTRIBUTIONS TO SHAREHOLDERS

Distributions were declared on November 20, 1997 and payable on November 24, 1997 to shareholders of record November 20, 1997 for Emerging Markets, Global Leaders, International and Latin America. They were comprised of the following, on a per share basis:


                          Long-Term      Short-Term
                         Capital Gain    Capital Gain
                         ----------------------------
Emerging Markets  ......     $0.250           -
Global Leaders .........     $0.032        $0.026
International  .........     $0.267        $0.234
Latin America  .........     $2.862           -


                                       Income
                          Class A   Class B   Class C   Class Y
                         -------------------------------------
Emerging Markets  ......     -         -         -      $0.008
International  .........  $0.240    $0.193    $0.193    $0.266

These distributions are not reflected in the accompanying financial statements.


13. SUBSEQUENT EVENTS

EIS has entered into an agreement to sell the Evergreen Global Real Estate Equity Fund to Mr. Samuel A. Lieber, the Fund's portfolio manager.

On September 16, 1997 the Board of Trustees of Blanchard Global Growth Fund approved the acquisition of Blanchard Global Growth Fund by Evergreen Global Leaders Fund. A Shareholder Meeting is scheduled to take place in February 1998.

[GRAPHIC OMITTED]




[GRAPHIC OMITTED]



FEDERAL TAX STATUS OF DISTRIBUTIONS (UNAUDITED)


During  the  year  ended  October  31,  1997,   the  Funds  paid  the  following
distributions in shares or cash:


                                              Long-term      Ordinary
                                Total        Capital Gain    Income
                            Distributions   Distributions   Dividends
- -----------------------------------------------------------------------
Global Leaders ............   $   83,650          -          $   83,650
Global Real Estate   ......       76,344          -              76,344
International Equity ......    2,401,059          -           2,401,059
Latin America  ............      723,824          -             723,824

Of the ordinary income distributions stated above for Global Leaders, Global Real Estate and International Equity, 5.46%, 1.60% and 0.34%, respectively, are eligible for the corporate dividend received deduction. The ordinary income distribution for Latin America is not eligible for the corporate dividend received deduction. The above figures may differ from previously reported and those cited elsewhere in this report due to differences in the calculation of income and capital gains for accounting (book) purposes and Internal Revenue Service (tax) purposes. In January 1998, we will send you complete information on the distributions paid during the calendar year 1997 to help you in completing your federal tax return.

[GRAPHIC OMITTED]



[GRAPHIC OMITTED]



                          Independent Auditors' Report


The Trustees and Shareholders

     Evergreen Latin America Fund

We have audited the accompanying statement of assets and liabilities of Evergreen Latin America Fund (formerly Keystone Fund of the Americas), including the schedule of investments, as of October 31, 1997, and the related statement of operations for the year then ended, statements of changes in net assets for each of the years in the two-year period then ended and financial highlights for each of the years in the four-year period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of October 31, 1997 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Evergreen Latin America Fund as of October 31, 1997, the results of its operations for the year then ended, changes in its net assets for each of the years in the two-year period then ended and financial highlights for each of the years in the four-year period then ended in conformity with generally accepted accounting principles.




                                        KPMG Peat Marwick LLP

Boston, Massachusetts
November 26, 1997

[GRAPHIC OMITTED]



[GRAPHIC OMITTED]



                       Report of Independent Accountants

TO THE BOARD OF TRUSTEES AND SHAREHOLDERS OF
EVERGREEN EMERGING MARKETS GROWTH FUND, EVERGREEN GLOBAL LEADERS
FUND, EVERGREEN GLOBAL REAL ESTATE EQUITY FUND AND EVERGREEN
INTERNATIONAL EQUITY FUND

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Evergreen Emerging Markets Growth Fund, Evergreen Global Leaders Fund, Evergreen Global Real Estate Equity Fund and Evergreen International Equity Fund (the "Funds") at October 31, 1997, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended, and the financial highlights for each of the two years in the period ended October 31, 1997 for Evergreen Emerging Markets Growth Fund, Evergreen Global Leaders Fund and Evergreen International Equity Fund, and for each of the periods indicated for Evergreen Global Real Estate Equity Fund, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Funds' management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 1997 by correspondence with the custodian and the application of alternative auditing procedures where securities purchased had not been received, provide a reasonable basis for the opinion expressed above. The financial highlights of Evergreen Emerging Markets Growth Fund and Evergreen International Equity Fund for the ten month period ended October 31, 1995 and the period ended December 31, 1994 were audited by other independent accountants, whose report dated December 8, 1995 was unqualified.




Price Waterhouse LLP

1177 Avenue of the Americas
New York, NY 10036

December 15, 1997

                                   Evergreen
                                 INTERNATIONAL
                                      AND
                                     GLOBAL
                                  GROWTH FUNDS


April 30,  1998
Semiannual Report




(logo appears here)
Evergreen Funds(sm)
   Since 1932

                               Table of Contents




Letter to Shareholders .....................   1
Evergreen Global Opportunities Fund
   Fund at a Glance ........................   2
   Portfolio Manager Interview .............   3
Evergreen International Growth Fund
   Fund at a Glance ........................   6
   Portfolio Manager Interview .............   7
Evergreen Latin America Fund
   Fund at a Glance ........................  10
   Portfolio Manager Interview .............  11
Evergreen Natural Resources Fund
   Fund at a Glance ........................  14
   Portfolio Manager Interview .............  15
Evergreen Precious Metals Fund
   Fund at a Glance ........................  18
   Portfolio Manager Interview .............  19


Financial Highlights
   Evergreen Global Opportunities Fund .....  22
   Evergreen International Growth Fund .....  26
   Evergreen Latin America Fund ............  29
   Evergreen Natural Resources Fund ........  31
   Evergreen Precious Metals Fund ..........  33
Schedules of Investments
   Evergreen Global Opportunities Fund .....  36
   Evergreen International Growth Fund .....  42
   Evergreen Latin America Fund ............  47
   Evergreen Natural Resources Fund ........  50
   Evergreen Precious Metals Fund ..........  52
Statements of Assets and Liabilities .......  54
Statements of Operations ...................  55
Statements of Changes in Net Assets --
   Six Months Ended April 30, 1998
      (Unaudited) ..........................  56
Statements of Changes in Net Assets --
   Period ended October 31, 1997 ...........  57
Statements of Changes in Net Assets --
   Prior Periods ...........................  58
Notes to Financial Statements ..............  59





Additional Information .....................  66


-------------------------------------------------------------------------------
                                Evergreen Funds

Evergreen Funds is one of the nation's fastest growing investment companies with more than $47 billion in assets under management.

With over 80 mutual funds to choose among and acclaimed service and operations capabilities, investors enjoy a broader range of quality investment products and services designed to meet their needs.

The Evergreen Funds employ intensive, research-driven investment strategies executed by over 90 research analysts and portfolio managers. The fund company remains dedicated to meeting the needs of investors and their advisors in a global economy. Look to the Evergreen Funds to provide a distinctive level of service and excellence in investment management.

This semiannual report must be preceded or accompanied by a prospectus of an Evergreen fund contained herein. The prospectus contains more complete information, including fees and expenses, and should be read carefully before investing or sending money.


Mutual Funds: ARE NOT FDIC INSURED   May lose value o Are not bank guaranteed




                       Evergreen Funds Distributor, Inc.

        International investing involves increased risk and volatility.

                            Letter to Shareholders
                            ----------------------

                                   June 1998







                                Dear Shareholders:


                                Investing in the global markets during recent
   (Photo of William M.         months has been nothing, if not interesting.
         Ennis)                 Fortunately for most investors, it also has
                                been rewarding.

  William M. Ennis              In general, the world stock markets had a
  Managing Director             buoyant run during the six months ending
                                April 30, 1998, the period of this semiannual
report. Led by the continued health of the U.S. economy and by the very strong economic recovery in Western Europe, most markets posted strong gains, as evidenced by the 18.86% return of the Morgan Stanley Capital International
(MSCI) World Index. The exceptions, of course, were in Asia and the emerging markets. The financial and currency crisis that erupted in October 1997 throughout the Pacific Basin has been persistent in its effects in the region. Equity investments in Japan, Hong Kong and other Asian nations have been challenging, to say the least. These problems have tarnished other emerging markets, most notably in Latin America, despite good long-term prospects.

Large Cap Leadership

During the six months, the leadership in both the United States and Western

Europe has been maintained by the large, well-established, "blue chip" companies that have been able to improve earnings, take advantage of their visibility, and, in many cases, strengthen themselves through strategic acquisitions. These large-cap companies have also attracted the major share of the new investment dollars in their markets. Smaller and mid-sized companies, as a group, have not experienced the same strength in stock performance, although recent stock price valuations have been very attractive for smaller companies, especially for those that have shown an ability to improve their earnings.

The general strength of the world's equity markets, even with the exceptions highlighted by the Asian crisis, demonstrates the importance of global diversification of an investment portfolio. At Evergreen, we strongly believe that most growth-oriented investors should have at least part of their equity investments in global or international funds, both to take advantage of opportunities not available in the United States and to increase the diversification and risk profile of their overall portfolios.

We are very pleased to offer a strong group of international and global funds, each of which has its own distinct strategy, reflecting the varying objectives, and risk tolerances of different investors. In the following pages, we present specific reports on the management and performance of Evergreen International and Global Growth Funds for the six-month period.

The Evergreen Commitment

At Evergreen Funds, we are committed to providing a strong array of funds with complementary objectives and strategies to help investors and their financial advisors assemble personal portfolios that make sense for their needs and risk tolerances.

We can assist by providing the information you need about our funds. If you have any questions about the Evergreen International and Global Growth Funds or other Evergreen Funds, we encourage you to consult your financial advisor or call us at 800-343-2898.

Thank you for your continued investment with Evergreen Funds.

Sincerely,


/s/ William M. Ennis
William M. Ennis
Managing Director
Evergreen Funds

                                   EVERGREEN
                           Global Opportunities Fund




                     Fund at a Glance as of April 30, 1998

We saw the primary opportunity in Western Europe, where cyclical and structural changes are happening to favor equity markets.

                                   Portfolio
                                   Management
                                   ----------



                              (Photo of Gary Craven)

                                  Gary Craven
                              Tenure: January 1998




                              (Photo of Gilman Gunn)

                                  Gilman Gunn
                               Tenure: June 1997



            -------------------------------------------------------
                           CURRENT INVESTMENT STYLE



                                   Morningstar's Style Box is based on a portfolio date as of 3/31/98.
         (GRAPHIC)
                                   The Equity Style Box placement is based on a fund's price-to-earnings and price-to-book ratio relative to the S&P 500, as well as the size of the companies in which it invests, or median market capitalization.

                                   Source: 1998 Morningstar, Inc.

-------------------------------------------------------------------------------
                            PERFORMANCE AND RETURNS*

                             Class A     Class B     Class C     Class Y

Inception Date             3/16/88       2/1/93     2/1/93     1/13/97
 ........................................................................
Average Annual Returns
 ........................................................................
6 months with sales charge    8.97%        9.03%     13.05%       n/a
 ........................................................................
6 months w/o sales charge    14.41%       14.03%     14.05%      14.91%
 ........................................................................
1 year with sales charge     22.04%       22.21%     26.27%       n/a
 ........................................................................
1 year w/o sales charge      28.13%       27.21%     27.27%      30.03%
 ........................................................................
3 years                      10.88%       11.06%     11.84%         --
 ........................................................................
5 years                      13.16%       13.17%     13.46%         --
 ........................................................................
10 years                     12.66%          --         --          --
 ........................................................................
Since Inception              12.48%       13.63%     13.78%      14.51%
 ........................................................................
Maximum Sales Charge          4.75%        5.00%      1.00%       n/a
                           Front End      CDSC        CDSC
 ........................................................................
6-month capital gain
  distributions per share  $ 1.53       $ 1.53     $ 1.53      $ 1.53
 ........................................................................

*Adjusted for maximum sales charge.



-------------------------------------------------------------------------------
                               LONG TERM GROWTH

                   4/88       4/90      4/92      4/94      4/96      4/98

Class A Shares    9,525      10,665    13,469    21,961     29,636   32,926
MSCIWI           10,000      10,855    11,890    15,545     20,448   29,353
CPI              10,000      11,008    11,913    12,587     13,337   13,877

Comparison of a $10,000 investment in Evergreen Global Opportunities Fund, Class
A  shares,   versus  a  similar   investment  in  the  Morgan  Stanley   Capital
International World Index (MSCIWI), and the Consumer Price Index (CPI).

Past performance is no guarantee of future results. The performance of each class may vary based on differences in loads and fees paid by the shareholders investing in each class. The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than original cost. The MSCIWI is an unmanaged index and does not include transaction costs associated with buying and selling securities nor any management fees. The Consumer Price Index is a commonly used measure of inflation and does not represent an investment return. It is not possible to invest directly in an index.

                                   EVERGREEN
                           Global Opportunities Fund




                          Portfolio Manager Interview


     Gary Craven is the portfolio manager for the U.S. portion
     of the Fund.
     Gilman Gunn manages the Fund's international investments.
-------------------------------------------------------------------------------
     How was performance during the six-month period, Gilman?

     G. Gunn: Performance was good. For the six months that ended on April 30, 1998, the Evergreen Global Opportunities Fund Class A shares had a total return of 14.41%. During the same period, Class B and C shares had returns of 14.03% and 14.05% respectively, while Class Y shares had a return of 14.91%. These returns are unadjusted for any sales charges. These results were achieved during a period when larger company stocks in both the United States and Europe tended to outperform the smaller company stocks in which the Fund invests. For example, the Morgan Stanley Capital International World Index, which is heavily weighted in large company stocks, had a return of 18.86% during the same period. Indexes reflecting smaller company stocks did not do as well. The Russell 2000 Index, a measure of the U.S. small cap stocks, returned 9.95%.

                            Portfolio Characteristics
                            -------------------------

       Total Net Assets                                           $308,375,741
       -----------------------------------------------------------------------
       Number of Holdings                                                  207
       -----------------------------------------------------------------------

     Were there any significant asset allocation changes during the period?

     G. Gunn: Yes. We increased the emphasis in Western Europe. At the close of the period, on April 30, the Fund had about 50% of net assets invested in Western Europe and 40% invested in the United States, with the remaining 10% divided among cash, Japan, Australia, New Zealand, Canada, Africa and Latin America. These weightings reflected a substantial re-allocation. At the start of the fiscal year in November 1997, 60% of Fund assets were invested in the United States, and 25% in
     European small company stocks.
-------------------------------------------------------------------
     Why did you make such a substantial change?

     G. Gunn: We saw the primary opportunity in Western Europe, where cyclical and structural changes are happening to favor equity markets. Cyclically speaking, Continental Europe is recovering after a multi-year period of slow growth. In addition, structural changes like increased focus on shareholder value, corporate restructuring, share buybacks and increased merger-and-acquisition activity all favor equities. The Fund was able to buy small company stocks in Europe at substantially cheaper price-to-earnings ratios than in the United States. It looked like we could generate better investment performance through this strategy.

     We have very little invested in Japan -- 2.6% -- or the emerging markets. Within Europe, the largest areas of emphasis include the United Kingdom, with 18.6% of assets; France, with 7.0% of assets; Switzerland, with 6.9% and Germany with 4.3% of assets. While we have been emphasizing growth companies, we also have added a number of value stocks, with lower price-to-earnings multiples, to add balance to the overall portfolio.

                                Top 10 Holdings
                                ---------------
                        (as a percentage of net assets)


       Boewe Systec AG                                                    2.1%
       -----------------------------------------------------------------------
       Kuoni Reisen Holding AG                                            1.9%
       -----------------------------------------------------------------------
       Aegis Group Plc                                                    1.7%
       -----------------------------------------------------------------------
       Ashtead Group Plc                                                  1.6%
       -----------------------------------------------------------------------
       Capita Group Plc                                                   1.5%
       -----------------------------------------------------------------------
       Parity Plc                                                         1.4%
       -----------------------------------------------------------------------
       Sage Group Plc                                                     1.2%
       -----------------------------------------------------------------------
       DCC Plc                                                            1.2%
       -----------------------------------------------------------------------
       ATOS SA                                                            1.1%
       -----------------------------------------------------------------------
       Lindt & Spruengli AG                                               1.1%
       -----------------------------------------------------------------------
      Portfolio composition is subject to change.

                                   EVERGREEN
                           Global Opportunities Fund




                          Portfolio Manager Interview

--------------------------------------------------------------------------------
     What were some of the significant investments in Europe during the period?

     G. Gunn: Several business service companies based in the United Kingdom were significant contributors to performance during the period. As the period progressed, their prices appreciated and we took the opportunity to realize some profits and reduce our weightings.


     The largest foreign holding at the end of the fiscal period is Boewe Systec, a German company which manufactures high-speed mail insertion machinery. This equipment is used for inserting materials for commercial mass mailings. The company recently established a U.S. distributor.


     Another interesting investment is Hero, a Swiss company that specializes in fruit preserves. A new management team recently has been put in place, and distribution has been greatly expanded in the United States.



--------------------------------------------------------------------------------
     What is your outlook for international small company investing, Gilman?


     G. Gunn: Our outlook for European small company stocks is still very favorable. Our research has helped us find a number of smaller companies that are attractively priced relative to large, blue chip stocks. We have de-emphasized Japan, Latin America and the emerging markets, where we expect continued volatility.



--------------------------------------------------------------------------------
     Gary, what was the investment environment like in the United States for small company stocks during the period?


     G. Craven: It was mixed. On the one hand we had several pre-conditions in the economy which usually are favorable to small company investing. These included low to declining interest rates, low and stable inflation, and a great deal of technological advancement. The primary negative, however, was investor sentiment. Investors continued to prefer the more established larger companies with greater visibility. These companies have been enjoying good earnings growth, and the cash flow has been directed to them. As a result, we believe the valuations of small company stocks have become increasingly attractive relative to large company stocks, but there has not been a lot of interest.

                                Top 5 Industries
                                ----------------
                        (as a percentage of net assets)


       Information Services & Technology                                 10.2%

       Finance & Insurance                                                7.8%

       Food and Beverage Products                                         7.1%

       Healthcare Products and Services                                   6.9%

       Business Equipment & Services                                      6.3%

--------------------------------------------------------------------------------
     Within the United States portion of the portfolio, were there any significant industry shifts during the six months?


     G. Craven: We de-emphasized healthcare, while we increased our emphasis on telecommunications. Health care went from a 16.5% allocation in the U.S. portion of the portfolio to 6.9% because of the poor fundamental outlook in biotechnology and medical devices. The major increase was in telecommunications. Early in the period, we had major investments in several competitive local exchange carriers. These investments did very well. The Fund's former largest holding, for example, was ACC, which was bought by Teleport, which in turn was bought by AT&T. We took profits in this industry group and increased the emphasis on international long-distance carriers, where we see significant opportunities. The smaller companies in this industry group are benefiting from deregulation and the use of newer technologies, such as switches and fiber optic cables, which gives them a cost advantage. At the same time, the demand for their services in both voice and data transmission is growing as the economy becomes more global. Three significant investments were in Global

                                   EVERGREEN
                           Global Opportunities Fund




                          Portfolio Manager Interview

     Telesystems Group, Star Telecommunications and Pacific Gateway Exchange. During the six months, the per-share price of Global Telesystems rose from $26 to $46, the price of Star Telesystems went from $11 to $27, and the price of Pacific Gateway Exchange went from $38 to $58.

     Did the Asian financial crisis have any impact on strategy in the United States?


     G. Craven: The Asian crisis had a significant impact on many companies. At the beginning of the period, 17% of the U.S. portfolio was invested in electronic equipment companies, principally semiconductor firms. We sold the Fund's positions in them rather quickly in early October. After a sharp correction, however, we believed the market may have over-reacted, so we bought back a number of these stocks and were able to get a bounce in their stock prices. We then reduced the position again. At the close of the period, it was about 6.1% of the U.S. portfolio.


     We built up positions in a number of electronics companies we thought had greater long-term opportunities. These included Vitesse, which makes advanced computer chips for satellites, and Sipex, a diversified company which makes semiconductors used to manage power in devices such as cellular phones, pagers and hand-held computers.


     Other areas where we have increased our investments include companies involved in set-top boxes for cable television systems, which will be greatly expanding their products; and commercial services, including companies that help businesses in their target marketing programs.

                             Geographical Allocation
                             -----------------------
                        (as a percentage of net assets)


       Europe                                                            51.3%

       North America                                                     43.3%

       Japan                                                              2.6%

       Middle East/Africa                                                 1.2%

       Australia                                                          0.9%

       Latin/South America                                                0.7%

      Portfolio composition is subject to change.




     What is your outlook for the U.S. small
     company stock market?


     G. Craven: For investors with a long-term focus, we believe the opportunities in the small company market are above average. Of all the areas in the U.S. market, small company stocks are the most attractive both in current valuations and in growth outlook. Small companies now are selling at a 20-year-low relative to the overall stock market, as measured by price-earnings ratios. We think this market is extremely attractive for investors with a long-term outlook, but they should understand that it also is very volatile, and prices can move either up or down very quickly in the short term. We believe this market has the opportunity to deliver very competitive returns over the next three-to-five years.

Funds that invest in stocks of small companies, also called small-cap stocks, involve certain risks and, therefore, may not be appropriate for all investors. Although they may offer the potential for greater long-term returns, they also may experience greater price volatility due to their limited focus on a particular industry, market, product, or service, or because they invest in smaller, less established companies.

                                   EVERGREEN
                           International Growth Fund

                     Fund at a Glance as of April 30, 1998

The Fund has been helped by the emphasis on Europe and the de-emphasis of Latin America and Asia.
                                   Portfolio
                                   Management
                   ----------------------------------------


                             (Photo of Gilman Gunn)


                                  Gilman Gunn
                              Tenure: January 1991





            -------------------------------------------------------
                            CURRENT INVESTMENT STYLE


                                   Morningstar's   Style   Box  is  based  on  a
                                   portfolio date as of 3/31/98.

      (Graphic)                    The Equity Style Box  placement is based on a
                                   fund's price-to-earnings and price-to-book ratio relative to the S&P 500, as well as the size of the companies in which it invests, or median market capitalization.

                                   Source: 1998 Morningstar, Inc.

--------------------------------------------------------------------------------
                            PERFORMANCE AND RETURNS*

                             Class A     Class B     Class C     Class Y
Inception Date               1/20/98     12/1/75     3/6/98      3/9/98
 ..........................................................................
Average Annual Returns
 ..........................................................................
6 months with sales charge      --         17.50%      --          --
 ..........................................................................
6 months w/o sales charge       --         22.30%      --          --
 ..........................................................................
1 year with sales charge        --         21.55%      --          --
 ..........................................................................
1 year w/o sales charge         --         26.37%      --          --
 ..........................................................................
3 years                         --         18.20%      --          --
 ..........................................................................
5 years                         --         13.41%      --          --
 ..........................................................................
10 years                        --          7.13%      --          --
 ..........................................................................
Since Inception              15.32%        10.93%    7.77%       7.90%
 ..........................................................................
Maximum Sales Charge          4.75%         5.00%    1.00%          n/a
                             Front End      CDSC        CDSC
 ..........................................................................
6-month income dividends per
  share                         --       $ 0.33        --          --
 ..........................................................................
6-month capital gain
  distributions per share       --       $ 1.54        --          --
 ..........................................................................

*Adjusted for maximum sales charge

-------------------------------------------------------------------------------
                                LONG TERM GROWTH


                   4/88       4/90      4/92      4/94      4/96      4/98

Class B Shares    10,000     8,866     9,254    12,336     14,126    19,909
MSCI EAFEI        10,000     9,700     9,326    13,312     15,750    18,667
CPI               10,000    11,008    11,913    12,587     13,337    13,877


Comparison of a $10,000 investment in Evergreen International Growth Fund, Class B shares, versus a similar investment in the Morgan Stanley Capital
International Europe, Australia, and Far East Index (MSCI EAFEI) and the Consumer Price Index (CPI).







Past performance is no guarantee of future results. The performance of each class may vary based on differences in loads and fees paid by the shareholders investing in each class. The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than original cost. The MSEAFEI is an unmanaged index and does not include transaction costs associated with buying and selling securities nor any management fees. The Consumer Price Index is a commonly used measure of inflation and does not represent an investment return. It is not possible to invest directly in an index.

                                   EVERGREEN
                           International Growth Fund




                          Portfolio Manager Interview


--------------------------------------------------------------------------------
     How did the Fund perform during the six months?


     Performance has been quite good. For the six months that ended on April 30, 1998, the Evergreen International Growth Fund's Class B shares had a total return of 22.30%, unadjusted for any sales charges. By comparison, the Morgan Stanley Capital International EAFE Index had a return of 15.44%. The MSCI EAFE Index measures the performance of stock markets in Europe, Australia and the Far East.


                           Portfolio Characteristics
                           -------------------------


       Total Net Assets                                           $183,451,234

       Number of Holdings                                                  130

--------------------------------------------------------------------------------
     How would you describe the investment environment during the six months?


     In Europe, the environment has been quite positive, especially since January, with the markets producing very strong performance. In contrast, the Asian markets have been very volatile for the past six months. The Latin American markets have experienced both a ripple effect from the problems in Asia and concerns related to domestic issues in some major Latin American markets.


     Globally, we have had low interest rates, low inflation, an economic recovery in Europe and a very positive market in the United States. There has been no growth, however, in Asia. During the six months, the value of the U.S. dollar has been stable against other currencies.

                            Geographical Allocation
                            -----------------------
                        (as a percentage of net assets)


       Europe                                                            75.4%

       North America                                                     14.9%

       Asia                                                               3.1%

       Australia                                                          2.7%

       Far East/Africa                                                    2.5%

       Latin/South America                                                1.4%

       Portfolio composition is subject to change.


--------------------------------------------------------------------------------
     What have been your principal strategies during the six months?


     Our primary strategy has been to be heavily overweighted in Europe, and heavily underweighted in Asia, including Japan. We also have been heavily underweighted in emerging markets all over the world. At the end of the fiscal period on April 30, about 75% of the fund's assets were invested in Europe, with the largest concentrations in the United Kingdom (18.3%), France (13.9%), Switzerland (11.8%), Sweden (9.7%), Germany (7.4%) and the Netherlands (7.6%). We also have taken advantage of good, relative value in medium- and smaller-cap companies in Europe. About 20% of the Fund's assets in Europe are these types of companies. Japan, which has been a disappointing performer, had only 2.9% of Fund assets at the end of the fiscal period.


     In addition, we have emphasized industries which could be considered defensive. At the end of the period, for example, the top five industry weightings were food, healthcare, banks, finance and insurance, and construction. We also have been relatively neutral on currency, with about half the Fund's assets denominated or hedged in the U.S. dollar, and half denominated in foreign currencies.

                                   EVERGREEN
                           International Growth Fund




                          Portfolio Manager Interview

                                Top 5 Industries
                                ----------------
                        (as a percentage of net assets)


       Food & Beverage Products                                          12.1%

       Healthcare Products & Services                                    11.9%

       Banks                                                              8.2%

       Finance & Insurance                                                7.7%

       Building, Construction & Furnishings                               6.1%

--------------------------------------------------------------------------------
     What were the main contributors to the strong performance of the Fund?


     The Fund has been helped by the emphasis on Europe and the de-emphasis of Latin America and Asia, including Japan. Our European holdings have been divided among two types of stocks. We have invested in both growth and value opportunities, although the Fund was weighted more toward growth companies during the six months. This has been helpful, because growth has outperformed value during the period. We have not had a major emphasis on technology stocks, although technology did well in Europe during the six months.

                                Top 10 Holdings
                                ---------------
                        (as a percentage of net assets)


       Nestle SA                                                          4.4%

       Karstadt AG                                                        2.2%

       Astra AB                                                           2.1%

       Holderbank Financiere Glarus AG                                    1.8%

       B.A.T. Industries Plc                                              1.7%

       Telecom Italia SpA                                                 1.7%

       Rhone-Poulenc SA, Cl. A                                            1.7%

       Assa Abloy                                                         1.6%

       Berliner Kraft & Licht AG                                          1.6%

       Novartis AG                                                        1.6%

       Portfolio composition is subject to change.

--------------------------------------------------------------------------------
     What individual stocks have supported performance during the six months?


     Nestle, the international food company based in Switzerland, is the Fund's largest holding and has been a very strong performer. In fact, the stock almost doubled in value in the January to April 1998 period. This stock has been helped both by the company's strong growth as well as the heavy inflow of investment dollars to Europe. This money has tended to be invested in the larger, well-known companies, such as Nestle.


     A second very strong performer has been another Swiss company in a very different industry: Holderbank, one of the world's largest cement companies. It owns cement companies throughout the world, and has benefited from consolidation in the industry, which has given these companies more pricing power than most companies in other commodity-oriented industries. Holderbank is a very well-managed enterprise whose subsidiaries are either the largest or second largest companies in their markets.



--------------------------------------------------------------------------------
     What are the principal areas of concern in the international markets?


     We already have had a significant rally in Europe, and the U.S. market certainly is priced rather high. Anytime there has been a rally over an extended period of time, it is wise to proceed with caution. At the same time, the problems in Asia are by no means over. We believe the economies are still contracting and do not expect a quick recovery in the Pacific Basin. Two other causes of concern would be a significant increase in interest rates in either the United States or Europe or a significant decline in earnings. This could cause problems in the equity markets.

                                   EVERGREEN
                           International Growth Fund




                          Portfolio Manager Interview

--------------------------------------------------------------------------------
     What is your outlook?


     We continue to have a favorable outlook about Europe, not only because the economies there are rebounding, but also because of structural changes we see occurring. European companies are focusing more on return on equity, on cost cutting and on their core competencies. In addition, there is a benign interest rate environment in Europe, encouraging investment in stocks.


     In an era when the European Economic Union and the European Monetary Union are advancing, many companies are getting ready to compete on a broader, European scale and this trend is creating some interesting investment opportunities.

     Until recently, the weakness of European currencies against the dollar has helped European companies exporting to other countries. In the future, however, companies can also count on stronger domestic consumption to support demand for their products.


     Finally, the level of merger-and-acquisition activity in Europe is high, and this tends to support stock prices. Certainly the most notable recent merger development has been the announcement that Daimler-Benz, a stock included in the Fund's portfolio, will be merging with Chrysler.

                                   EVERGREEN
                               Latin America Fund




                     Fund at a Glance as of April 30, 1998

We took a more conservative and highly selective approach during the six-month period ended April 30, 1998.
                                   Portfolio
                                  Management
                  ----------------------------------------


                              (Photo of Francis Claro)



                                 Francis Claro
                             Tenure: October 1996

                             (Photo of Antonio Docal)

                                 Antonio Docal
                              Tenure: October 1996



            -------------------------------------------------------
                            CURRENT INVESTMENT STYLE


                                   Morningstar's   Style   Box  is  based  on  a
                                   portfolio date as of 3/31/98.

                                   The Equity Style Box placement is based on a
         (Graphic)                 fund's  price-to-earnings  and  price-to-book
                                   ratio relative to the S&P 500, as well as the size of the companies in which it invests, or median market capitalization.

                                   Source: 1998 Morningstar, Inc.

--------------------------------------------------------------------------------
                            PERFORMANCE AND RETURNS*

                            Class A     Class B     Class C     Class Y
Inception Date             11/01/93    11/01/93    11/01/93    3/30/98
 ........................................................................
Average Annual Returns
 ........................................................................
6 months with sales charge    8.36%       8.88%      12.35%      --
 ........................................................................
6 months w/o sales charge    13.76%      13.33%      13.24%      --
 ........................................................................
1 year with sales charge      2.74%       2.90%       6.19%      --
 ........................................................................
1 year w/o sales charge       7.86%       7.11%       7.03%      --
 ........................................................................
3 years                      17.13%      17.41%      18.13%      --
 ........................................................................
Since Inception              10.43%      10.52%      10.83%    3.14%
 ........................................................................
Maximum Sales Charge          4.75%       5.00%       1.00%
                           Front End      CDSC        CDSC        n/a
 ........................................................................
6-month capital gain
  distributions per share  $ 2.86      $ 2.86      $ 2.86        --
 ........................................................................

*Adjusted for maximum sales charge.



--------------------------------------------------------------------------------
                                LONG TERM GROWTH


                   11/93       4/94      4/95      4/96      4/97      4/98

Class A Shares     9,525      9,525     9,259     10,910    14,485    15,622
MSCIWI            10,000     10,281    11,339     13,524    14,989    19,414
S&P 500           10,000      9,768    11,474     14,941    18,696    26,373
CPI               10,000     10,117    10,425     10,719    10,995    11,153



Comparison of a $10,000 investment in Evergreen Latin America Fund, Class A shares, versus a similar investment in the Morgan Stanley Capital International World Index (MSCIWI), the S & P 500 Index, and the Consumer Price Index (CPI).

Past performance is no guarantee of future results. The performance of each class may vary based on differences in loads and fees paid by the shareholders investing in each class. The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than original cost. The MSCIWI and the S & P 500 Index are unmanaged indices and do not include transaction costs associated with buying and selling securities nor any management fees. The Consumer Price Index is a commonly used measure of inflation and does not represent an investment return. It is not possible to invest directly in an index.

                                   EVERGREEN
                               Latin America Fund




                          Portfolio Manager Interview


--------------------------------------------------------------------------------
     How did the Fund perform during the six-month period that ended April 30, 1998?


     The Evergreen Latin America Fund's Class A shares produced a total return of 13.76% for the period. This return is without deduction of any sales charges. For the same period, the Lipper Latin American Fund Average rose 10.14% and the MSCI World Index produced a return of 18.86%. We believe the Fund's performance is the result of good stock and country selection.

                           Portfolio Characteristics
                           -------------------------


       Total Net Assets                                            $91,637,237

       Number of Holdings                                                   57

--------------------------------------------------------------------------------
     What was the investment environment like during the period?


     It was a particularly volatile period. The economic crisis that occurred in Asia in October had a contagious effect on the Latin American financial markets. While the economic fundamentals of most Latin American countries remained strong, there was a tendency on the part of investors to believe that the risks associated with the Asian emerging markets would affect emerging markets all over the world. Therefore, many investors sold their Latin American stocks. We used these difficulties to work to our advantage. As prices declined, we purchased stocks at attractive prices. After the initial market sell-off, Latin American stock prices rebounded. Brazil and Mexico recovered the most -- the two areas in which most of the Fund's assets are invested. We are still seeing some terrific bargains.

--------------------------------------------------------------------------------
     What differentiates the emerging markets of Latin America from those of Asia?


     The economic underpinnings in the Latin American economies are much stronger than those of many of Asia's emerging markets. For example, there is no real estate bubble in Latin America, so real estate prices are not artificially high. Banks in Latin America today have a more solid financial base after consolidation, capital increases and the entrance of foreign partners. Cronyism and corruption in the Latin countries is on the decline, and governments are more willing to work with the International Monetary Fund (IMF) and other multinational agencies.

     Latin America also has more functioning democracies that have held free and fair elections. At the time that the Asian economies collapsed, Asia had an overcapacity problem. In contrast, the Latin American countries are trying to satisfy pent-up demand for goods and services. For example, in Latin
     America there is a great need for infrastructure development. There is strong demand for sewerage, roads, utilities, and telecommunications services. The Latin American economies experienced a crisis in 1994, when the Mexican economy collapsed. Out of that crisis came some very sound solutions for managing emerging market economies. The results have been prepaid debt, high growth, and more investment in the region.

                            Geographical Allocation
                            -----------------------
                        (as a percentage of net assets)

       Brazil                                                            47.9%

       Mexico                                                            36.3%

       United States                                                      7.6%

       Argentina                                                          5.1%

       Peru                                                               1.6%

       Columbia                                                           1.1%

       Venezuela                                                          0.9%

       Chile                                                              0.4%

     Portfolio composition is subject to change.

                                   EVERGREEN
                               Latin America Fund




                          Portfolio Manager Interview

------------------------------------------------------------------------------
     How did you manage the Fund during the six-months?


     We took a more conservative and highly selective approach. We reduced the number of companies in the portfolio, and we aggressively sought stocks that have value and growth attributes together with catalysts that we believe will be recognized by investors in the future. We had a slightly higher cash position than normal, but that allowed us to be more agile in investing in companies where we saw opportunities. At the end of the period, about 8% of the portfolio's assets were in cash, which we expect to be investing at remarkably low valuations.



--------------------------------------------------------------------------------
     Brazil and Mexico continued to account for most of the fund's assets. Why were these countries attractive?


     Let's start with Brazil which, at 48% of assets, accounted for the Fund's largest country allocation at the end of the six-month period. The Brazilian economy is benefiting from an austerity program that the government put in place after the stock market downturn in October. The program called for increased taxes and reductions in government spending. When investing in Brazil, we focused on companies reaping the rewards of restructuring, privatization and increased productivity. We found attractive investments in a variety of economic sectors, the largest being the Brazilian telecommunications sector. Two companies that contributed strongly to performance were Cofap, an auto parts manufacturer that was bought by Fiat; and Caemi, the third largest iron ore producer in the world. Caemi exports virtually all its production and, according to some top sector analysts, is trading at about twice its cash flow.

--------------------------------------------------------------------------------
     . . .and Mexico?


     Mexican stocks composed 36% of the Fund's assets at the end of the period. Mexico has solid macro-economic fundamentals. Its Gross Domestic Product
     (GDP) growth was between 4.5% and 5% in 1997 and should continue at the same rate in 1998. Inflation and interest rates continue to trend downward year-over-year. The only weakness we've seen has been a deterioration in the current account deficit. We believe that while the trend is a concern, it can be financed by direct foreign investment and capital flows. One area that we favored in Mexico was the cement industry. About 85% of cement sales are by "do-it-yourselfers," individuals buying cement to construct or add on to their homes. Cemex, the third largest cement company in the world, and Apasco are two companies that are benefiting from this do-it-yourself trend. We also found opportunity in selected banks. Since the Mexican economic crisis in 1994, banks have become more stable. They are beginning to increase lending rates for the first time in three years, and their stocks are attractively priced. Two banks that we believe have potential for long-term gains are Banacci and Bancomer.

                                Top 10 Holdings
                                ---------------

                        (As a percentage of net assets)

       Telecomunicacoes Brasileiras SA, ("Telebras") ADR                  9.3%

       Companhia Riograndense de Telecomunica                             8.2%

       Telecomunicaoes de Sao Paulo SA                                    8.2%

       Grupo Finance Banamex Accival SA de CV, Ser.B                      5.2%

       Fomento Economico Mexicano SA, Ser. B                              3.5%

       Telecomunicacoes de Rio de Janiero SA                              3.4%

       Telefonos de Mexico SA, ADR                                        3.3%

       Apasco SA de CV                                                    3.2%

       Petroleo Brasileiro SA ("Petrobras")                               3.1%

       Panamerican Beverages, Inc., Cl. A, ADR                            3.0%

       Portfolio composition is subject to change.

                                   EVERGREEN
                               Latin America Fund




                          Portfolio Manager Interview


     What positions did you reduce in the portfolio?

     Weak demand for commodities in the emerging nations and in Japan resulted in a decline in prices. We cut back investments in countries that were sensitive to commodity price declines. We eliminated investments in Venezuela because of lower oil prices. We also reduced the Fund's position in Argentina, an oil exporter, and we sold investments in Chile, which was affected by lower copper prices. Toward the end of the period, commodity prices began to stabilize as a result of a pick-up in demand from the U.S. and Europe.

                               Top 5 Industries
                                ----------------

                        (As a percentage of net assets)

       Telecommunication Services & Equipment                            36.6%

       Finance & Insurance                                               10.3%

       Food & Beverage Products                                           9.6%

       Building, Construction & Furnishings                               7.6%

       Oil/Energy                                                         5.9%


     What was your strategy in Peru?


     About 2% of the Fund's assets were invested in Peru. This is a market where we believe there is opportunity in the future. Because the epicenter of the El Nino phenomenon is in Peru, no country has been more negatively affected by it. With El Nino subsiding, we believe we will see Peru's Gross Domestic Product (GDP) rebound during the second half of 1998 and into 1999. We believe there is potential for strong consumption growth, increased construction development, and more mining activity. We have been increasing our exposure in this market.



     What is your outlook


     We are optimistic about the prospects for the Latin American markets and the Fund. We believe the concerns that arose over Asia's economic problems and their effect on Latin American stocks will decline, and investors will once again focus on the positive economic fundamentals and attractive valuations of the region. International companies are investing in record numbers in Latin America with a long-term perspective. U.S. auto makers, utility companies, banks, and other businesses are competing for Latin American business.


     Because of recent stock market declines, price/earnings ratios (PEs) on Latin American stocks are at recent historic lows. We believe this situation presents opportunity for the Fund, as the stocks of many attractive companies are undervalued and we are able to find investments that offer a combination of good value and strong potential for growth. The diversification that Latin American investments offer, the solid economic fundamentals of the region, and the high quality of many Latin American companies make it an attractive area in which to invest.

     The Evergreen Latin America Fund may also be subject to the additional risk of non-diversified "Regional Fund" investing.

                                   EVERGREEN
                             Natural Resources Fund




                     Fund at a Glance as of April 30, 1998

We increased the natural resources portion of the Fund because the prices of stocks on some better quality natural resources companies declined and were at attractive levels.
                                   Portfolio
                                  Management

                             (Photo of John Madden)


                                  John Madden
                              Tenure: October 1994






            -------------------------------------------------------
                           CURRENT INVESTMENT STYLE







(Graphic)                          Morningstar's   Style   Box  is  based  on  a
                                   portfolio date as of 3/31/98.

                                   The Equity Style Box placement is based on a fund's price-to-earnings and price-to-book ratio relative to the S&P 500, as well as the size of the companies in which it invests, or median market capitalization.

                                   Source: 1998 Morningstar, Inc.

--------------------------------------------------------------------------------
                           PERFORMANCE AND RETURNS*

                              Class A      Class B      Class C
Inception Date               10/17/94     10/17/94     10/17/94
 .................................................................
Average Annual Returns
 .................................................................
6 months with sales charge   (7.68%)      (7.78%)      (4.45%)
 .................................................................
6 months w/o sales charge    (3.08%)      (3.52%)      (3.60%)
 .................................................................
1 year with sales charge     (3.39%)      (3.72%)      (0.24%)
 .................................................................
1 year w/o sales charge       1.43%        0.73%        0.64%
 .................................................................
3 years                       7.03%        7.08%        7.91%
 .................................................................
Since Inception               4.34%        4.25%        4.98%
 .................................................................
Maximum Sales Charge          4.75%        5.00%        1.00%
                             Front End       CDSC         CDSC
 .................................................................
6-month income dividends per
  share                      $ 0.13       $ 0.13       $ 0.13
 .................................................................
6-month capital gain
  distributions per share    $ 1.25       $ 1.25       $ 1.25
 .................................................................

*Adjusted for maximum sales charge.



--------------------------------------------------------------------------------
                                LONG TERM GROWTH


                    10/94    4/95    4/96     4/97       4/98


Class A Shares     9,525    9,003    10,692   11,423    11,587
MSCIWI             10,000   10,482   12,503   13,857    17,948

S&P 500            10,000   11,047   14,384   18,000    25,391
CPI                10,000   10,160   10,446   10,716    10,870


Comparison of a $10,000 investment in Evergreen Natural Resources Fund, Class A shares, versus a similar investment in the Morgan Stanley Capital International World Index (MSCIWI), the S&P 500 Index, and the Consumer Price Index (CPI).






Past performance is no guarantee of future results. The performance of each class may vary based on differences in loads and fees paid by the shareholders investing in each class. The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than original cost. The MSCIWI and the S&P 500 Index are unmanaged indices and do not include transaction costs associated with buying and selling securities nor any management fees. The Consumer Price Index is a commonly used measure of inflation and does not represent an investment return. It is not possible to invest directly in an index.

                                   EVERGREEN
                             Natural Resources Fund




                          Portfolio Manager Interview


--------------------------------------------------------------------------------
     How did the Fund perform during the six-month period that ended April 30, 1998?


     The Fund's Class A shares declined 3.08%, unadjusted for sales charges, substantially underperforming the Dow Jones Industrial Average and the Standard & Poor's 500 Composite Index (S&P 500). The Fund outperformed the Lipper Analytical Services Natural Resources Peer Group average return of (3.81)%.

                           Portfolio Characteristics
                           -------------------------


       Total Net Assets                                            $15,055,934

       Number of Holdings                                                   37

--------------------------------------------------------------------------------
     What contributed to performance?


     In general, natural resources stocks performed poorly. Virtually all resources -- including energy and non-ferrous metals -- were laggards, relative to the S&P 500. As mentioned, the average return for the Lipper Natural Resources Peer Group over the six-month period declined 3.81%. The disappointing performance of the emerging markets of Asia and Latin American was also a factor. The Fund had significant exposure to both resources and infrastructure development investments in these markets.



--------------------------------------------------------------------------------
     What was the investment environment like for natural resources stocks during the period?

     The economic difficulties in Asia were the most important element for natural resources investing. This was because Asian economic growth rates had been higher than the growth rates of the major industrialized countries for some time. The nature of Asia's growth is based on the development of basic industries and infrastructure, which means that petrochemicals, steel and base metals are important in the region's development. As a result, Asia is a major factor in the global consumption of these resources. The Asian economies use between 30%-40% of the world's output of nickel, copper and aluminum.


     As the financial crisis swept through Asia and growth expectations declined, commodity prices suffered. Copper, for example, sold for more than $1.18/lb a year ago. It dropped to $0.83/lb. at the end of April 1998. Nickel and aluminum prices have declined by 24% and 11%, respectively. Oil, which once was virtually immune to downturns, fully participated in this one. West Texas crude sold for more than $21 a barrel last fall. At the end of April, it closed at $15.15 per barrel and had been much lower during the period. All of this resulted in poor performance of the stocks of commodity producers, especially those in the more leveraged natural resources industries, such as oil service and exploration companies. Ironically, lower commodity prices were positive for other industries and economies. They resulted in lower inflation in many areas, which boosted the performance of broad market averages that made the relative performance of resources companies look worse.

                                Top 10 Holdings
                                ---------------

                        (as a percentage of net assets)

       Schlumberger Ltd.                                                  7.6%

       Diamond Offshore Drilling, Inc.                                    7.4%

       Potash Corp. of Saskatchewan, Inc.                                 5.0%

       Halliburton Co.                                                    4.7%

       Alcan Aluminum Ltd.                                                4.2%

       Aluminum Co. of America                                            4.1%

       Industrias Penoles SA de CV                                        3.6%

       Canadian Occidental Petroleum Ltd.                                 3.4%

       Rio Tinto Plc                                                      3.0%

       Santos Ltd.                                                        2.9%

       Portfolio composition is subject to change.

                                   EVERGREEN
                             Natural Resources Fund




                          Portfolio Manager Interview

-------------------------------------------------------------------------------
     What was your investment strategy during the period?


     Because the prices of stocks on some better quality natural resources companies declined and were at attractive levels, we increased the natural resources portion of the Fund from 78% to 87%. We decreased the allocation to infrastructure, fertilizer and agriculture stocks from 22% to 13%. In those areas, we sold stocks that had performed well.

-------------------------------------------------------------------------------
     How did energy stocks perform during the period?


     Performance of energy stocks varied widely. After producing solid returns for a relatively long period, energy service companies stocks were among the worst performers. These are among the most volatile stocks, and they are the most vulnerable to market downturns.


     Stocks of the major integrated oil companies peaked in the fall of 1997. Their prices declined about 20% by early January and climbed back to their previous highs by the end of April. These stocks rose about 5% over the six-month period. Under ordinary circumstances this might be considered good performance, but it seems paltry when the Dow Jones Industrial Average rose more than 20% in the same time frame. We increased the Fund's exposure to energy stocks from 35% to just under 45% of net assets.

                               Top 5 Industries
                               ----------------

                        (as a percentage of net assets)

       Metals & Mining                                                   24.6%

       Oil Field Services                                                24.5%

       Oil/Energy                                                        19.5%

       Chemical & Agricultural Products                                   7.8%

       Iron & Steel                                                       5.0%


-------------------------------------------------------------------------------
     Did you make changes to the mining portion of the portfolio?


     We made two changes in this segment of the portfolio. First, we added to the precious metals component, which at the end of the period composed about 40% of portfolio assets. Precious metals stocks were attractive because of an improving supply/demand balance and because we feel they may benefit from the turmoil in Asia. Second, we largely eliminated Australian mining companies. These companies are most vulnerable to Asia's economic problems, because they ship the bulk of their output to Asia.



-------------------------------------------------------------------------------
     What were some of your success stories?


     Several gold stocks performed well. These included Durban Deep in South Africa, and Stillwater Mining, a platinum-palladium producer in Montana. Several European investments were also success stories, such as Lafarge, the French building materials company. The Fund's holdings in Brazil also were solid performers, despite their volatility.

                            Geographical Allocation
                            -----------------------

                        (as a percentage of net assets)


       United States                                                     43.0%

       Canada                                                            21.4%

       United Kingdom                                                     9.0%

       Brazil                                                             7.6%

       France                                                             6.9%

       Australia                                                          5.5%

       Mexico                                                             3.6%

       Peru                                                               1.9%

       South Africa                                                       1.1%

       Portfolio composition is subject to change.

                                   EVERGREEN
                             Natural Resources Fund




                          Portfolio Manager Interview

-------------------------------------------------------------------------------
     Did you make changes to the Fund's country allocations?


     We reduced the North American allocation from 67% to 63% of assets and the Asia/Pacific portion of the portfolio from 11% to 6%. The change in Asia was largely due to selling Australian mining companies. We raised investments slightly in Europe, from 13% to 16% of assets. At the end of the period, Latin America also accounted for 15% of assets, up from 9%. Market appreciation was the primary driver behind the increase in our Latin American allocation.



-------------------------------------------------------------------------------
     What is your outlook?


     Because metals depend on strong growth in Asia, the pace of economic recovery in that region is critical. We believe it is unlikely that Asia's problems could get much worse and result in another round of devaluations and drawn out recovery. Still, growth rate estimates are being revised downward, and any growth sufficient to materially impact metals prices is probably a year away. We have concentrated our metals holdings in companies that are less susceptible to these problems, such as aluminum stocks, special situations and broad-based companies. Our outlook for energy is more positive, because we believe OPEC caused some of the problems in the energy sector, and it has the ability to solve them. We expect the current oil inventory bulge to be under control by fall of 1998. We continue to believe that a strong position in energy is appropriate for the Fund. We will probably increase the Fund's European investments, both in resources and in infrastructure development. In our opinion, natural resources stocks discounted Asia's problems ahead of most other investments, and we think they will react early to a resolution in Asia. Many of these stocks are very attractively priced and represent good value that should become apparent over the next twelve months.

                                   EVERGREEN
                              Precious Metals Fund

                     Fund at a Glance as of April 30, 1998

We maintained our strategy of seeking companies with large, low-cost reserves and the ability to expand output.
                                   Portfolio
                                   Management
                    ----------------------------------------


                          (Photo of John Madden)


                                  John Madden
                              Tenure: October 1995










            -------------------------------------------------------
                           CURRENT INVESTMENT STYLE







(Graphic)                          Morningstar's   Style   Box  is  based  on  a
                                   portfolio date as of 3/31/98.

                                   The Equity Style Box placement is based on a fund's price-to-earnings and price-to-book ratio relative to the S&P 500, as well as the size of the companies in which it invests, or median market capitalization.

                                   Source: 1998 Morningstar, Inc.

-------------------------------------------------------------------------------
                           PERFORMANCE AND RETURNS*

                               Class A      Class B      Class C
Inception Date             1/20/98      1/30/78      1/29/98
 ...............................................................
Average Annual Returns
 ...............................................................
6 months with sales charge    --        ( 0.64%)        --
 ...............................................................
6 months w/o sales charge     --          4.27%         --
 ...............................................................
1 year with sales charge      --        (19.72%)        --
 ...............................................................
1 year w/o sales charge       --        (15.74%)        --
 ...............................................................
3 years                       --        ( 8.39%)        --
 ...............................................................
5 years                       --        ( 1.48%)        --
 ...............................................................
10 years                      --          0.43%         --
 ...............................................................
Since Inception            19.58%         8.50%      11.88%
 ...............................................................
Maximum Sales Charge        4.75%         5.00%       1.00%
                            Front End      CDSC         CDSC
 ...............................................................
6-month capital gain
  distributions per share     --        $  0.81         --
 ...............................................................

*Adjusted for maximum sales charge.


-------------------------------------------------------------------------------
                                LONG TERM GROWTH



                  4/88        4/90        4/92    4/94     4/96    4/98

Class B Shares   10,000       9,174       8,389   14,025   16,171   10,438
S&P 500          10,000       13,589      18,227  20,969   32,074   56,616
CPI              10,000       11,008      11,913  12,587   13,337   13,877






Comparison of a $10,000 investment in Evergreen Precious Metals Fund, Class B shares, versus a similar investment in the S & P 500 Index, and the Consumer Price Index (CPI).







Past performance is no guarantee of future results. The performance of each class may vary based on differences in loads and fees paid by the shareholders investing in each class. The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than original cost. The S & P 500 Index is an unmanaged index and does not include transaction costs associated with buying and selling securities nor any management fees. The Consumer Price Index is a commonly used measure of inflation and does not represent an investment return. It is not possible to invest directly in an index.

                                   EVERGREEN
                             Precious Metals Fund




                          Portfolio Manager Interview


-------------------------------------------------------------------------------
     How did the Fund perform?


     The Fund produced strong performance relative to its peers. For the six-month period that ended April 30, 1998, the Fund's Class B shares generated a 4.27% total return, strongly outpacing the Lipper Gold Fund average, which declined 3.03%. This return is unadjusted for sales charge. The Fund also outperformed the XAU Index, an index composed primarily of North American gold stocks, which rose 0.48%. Gold prices declined 1.54%. Sector allocation was an important contributor to performance. During the period only about one-third of the Fund was invested in non-North American stocks, which significantly underperformed the Australian and South African segments of the gold market.

                           Portfolio Characteristics
                           -------------------------


       Total Net Assets                                            154,402,578

       Number of Holdings                                                   70

-------------------------------------------------------------------------------
     What was the investment environment like during the period?


     The investment environment for precious metals stocks was quite volatile. Early in the period, gold prices continued to decline, as they had for almost two years. In January, we believe they hit their lows, trading briefly below $280 per ounce. Gold prices subsequently rose above $300 per ounce, trading as high as $314 in late April and closed the period at $306. This modest recovery was paralleled by a rally in gold stocks. For example, the XAU Index rose from a multi-year low of 61.23 in January 1998 to over 90 in mid-April, while the South African and Australian stocks in the Financial Times Indexes rose 56% and 71%, respectively, from the lowest levels of December 1997. The rally in gold stalled during the last few weeks of the period and prices weakened. The immediate causes of the weakness are debatable, but we believe the dramatic strength of the U.S. dollar was an important factor. On balance, we believe the investment environment for gold has improved over the past six months, but the conditions for generating broad investor interest in the metal have not yet developed and will probably depend on how events unfold in Asia.



-------------------------------------------------------------------------------
     What caused the turnaround in gold prices?


     Before discussing the turnaround, we should explain what we believe were the causes for the downturn in gold prices. We believe, the primary reasons for the gradual price erosion of gold since early 1996 have been commodity fund short-selling, outright sales by central banks, and producer forward-selling, all done in an environment of relatively little investor interest in gold or gold stocks.


     The change of sentiment that prompted gold to rally relates to a growing conviction that the European currency (EMU) will go forward, that there will be a reasonable (though as yet undefined) percentage of gold backing for the EMU, and that the major central banks in Germany and France will not be sellers of gold for the foreseeable future. Other factors include the sharp move in the price of silver and the announcement that investor Warren Buffett had taken a major position in gold. Finally, we believe that those with short positions in gold began to cover, perhaps thinking that the long, extremely profitable run from over $400 per ounce down to under $300 was approaching the end.



-------------------------------------------------------------------------------
     What effect did Asia's economic troubles have on the prices of precious metals?


     The turmoil in Asia seemed to have very little effect on precious metals prices, at least in the short term; however, there may be a long-term impact. A great deal of wealth has vanished in Asia, and the lesson that ownership of gold would have preserved much of what is

                                   EVERGREEN
                             Precious Metals Fund




                          Portfolio Manager Interview

     gone won't be lost on either individuals or central banks. Asia has always been a major source of gold demand, and the problems in those economies could have a negative impact on consumer purchasing ability in the region.

-------------------------------------------------------------------------------
     What was your investment strategy?


     We maintained our strategy of seeking companies with large, low-cost reserves and the ability to expand output. These types of companies have served the Fund best over the years. We made two decisions regarding short-term holdings. First, we stopped reducing holdings in South Africa and Australia, because we felt that these segments of the market were oversold. We added modestly to our investments in these two areas, and this move was successful. Second, we maintained exposure to some smaller companies that had been hit hard in the market but we believe have viable projects, good potential growth prospects, and that should perform well if gold prices rise. We think there is room in the Fund for other assets, smaller gold stocks, even non-gold investments, such as diamond and platinum, but the larger, well-managed firms have been the mainstay of the Fund.

                            Geographical Allocation
                            -----------------------
                        (as a percentage of net assets)

       Canada                                                            47.5%

       South Africa                                                      24.7%

       United States                                                     16.2%

       Australia                                                          8.5%

       Papua New Guinea                                                   1.2%

       Peru                                                               1.0%

       Mexico                                                             0.9%

       Portfolio composition is subject to change.




-------------------------------------------------------------------------------
     Did you change the Fund's geographic allocations?


     The geographic allocations changed very little over the period. About 65% of Fund assets were invested in North and South America, 25% in Africa, and 10% in Australia and other countries. The biggest change in the Fund came with the merger of Evergreen Precious Metals Fund with Blanchard Precious Metals Fund in February. The Blanchard fund was more concentrated in North America than the Evergreen Precious Metals Fund, so we made some adjustments. Many of the companies in the Blanchard fund, however, were already in the Evergreen Precious Metals Fund. For example, two Canadian gold mining companies -- Franco-Nevada Mining and Euro-Nevada Mining -- were in both funds and have served shareholders well and remain attractive investments.

                              Industry Allocation
                              -------------------
                          (As a percentage of assets)

       Gold Mining                                                       64.3%

       Metals & Mining                                                   41.3%

-------------------------------------------------------------------------------
     Where did you find the most opportunity?


     Two stocks were particularly solid performers -- Stillwater Mining and Durban Deep. Stillwater Mining is a Montana palladium and platinum miner, the largest source of these metals outside Russia and South Africa. Stillwater recently completed an expansion program and expects to show substantial profits this year. The company should benefit from the very positive supply/demand outlook for the "platinum group metals." Durban Deep is a South African producer undergoing significant restructuring in its financial properties, management, and mining techniques. The company is a high-cost miner and leveraged to gold prices; however, with a market capitalization of only $10 per ounce of reserves, its risk-reward characteristics are appealing.

                                   EVERGREEN
                             Precious Metals Fund




                          Portfolio Manager Interview

                                Top 10 Holdings
                                ---------------
                          (As a percentage of assets)

       Franco Nevada Mining Ltd.                                          9.1%

       Euro Nevada Mining Ltd.                                            7.0%

       Newmont Mining Corp.                                               6.5%

       Barrick Gold Corp.                                                 5.2%

       Ashanti Goldfields Ltd., GDR                                       4.0%

       Homestake Mining Co.                                               3.9%

       Stillwater Mining Co.                                              3.8%

       Pioneer Group, Inc.                                                3.4%

       TVX Gold, Inc.                                                     3.3%

       Kinross Gold Corp.                                                 3.0%

       Portfolio composition is subject to change.




-------------------------------------------------------------------------------
     Any disappointments?


     One disappointment would be SouthernEra Resources, Inc., a diamond company in South Africa highlighted in the last shareholder report. SouthernEra made a promising new discovery that was amenable to surface and shallow-depth mining. It was slated to begin production this year. Unfortunately, the company is involved in a property dispute and the company's stock has suffered.

-------------------------------------------------------------------------------
     What is your outlook?


     We believe the worst is behind us for gold. Gold has to compete with a number of alternatives for the investor's dollar. To date, the metal is lagging other financial assets, such as stocks and the U.S. dollar, but there are clouds on the horizon that may cause gold to regain some of its appeal. Asia still has a number of political and economic problems. Valuations in the U.S. and European stock markets are very high. Tensions are rising in the Indian subcontinent, and Russia is wavering on the edge of currency devaluation. On the positive side, satisfactory progress toward the EMU should eliminate some of the most nettlesome worries about central bank sales. Any or all of these factors contain the seeds of greater investor interest in gold and in gold stocks. As individuals in Asia have discovered, there are times when there is nothing better to own, and current circumstances in the U.S. and abroad have the potential to make the next twelve months one of those times.

                                   EVERGREEN
                           Global Opportunities Fund




                              Financial Highlights

                (For a share outstanding throughout each period)



                                       Six Months
                                          Ended            One-Month
                                      April 30,1998      Period Ended
                                      (Unaudited)#     October 31, 1997*
 CLASS A SHARES
Net asset value beginning of
 period                               $     23.53        $     24.90
                                      -----------        -----------
 .......................................................................
Income (loss) from investment
 operations
 .......................................................................
Net investment income (loss)                (0.11)              0.02
 .......................................................................
Net realized and unrealized gain
 (loss) on investments and foreign
 currency related transactions               3.27             ( 1.39)
                                      -----------        -----------
 .......................................................................
Total from investment operations             3.16              (1.37)
                                      -----------        -----------
 .......................................................................
Less distributions
 .......................................................................
From net realized gain on
 investments and foreign currency
 related transactions                       (1.53)                 0
                                      -----------        -----------
 .......................................................................
Total distributions                         (1.53)                 0
                                      -----------        -----------
 .......................................................................
Net asset value end of period           $   25.16          $   23.53
                                      -----------        -----------
 .......................................................................
Total return +                              14.41   %          (5.50%)
 .......................................................................
Ratios/supplemental data
Ratios to average net assets
 Total expenses                              1.88%++            1.87%
 .......................................................................
 Total expenses, excluding
  indirectly paid expenses                   1.87%++            1.85%++
 .......................................................................
 Net investment loss                        (1.00%)++          (1.40%)++
 .......................................................................
Portfolio turnover rate                        62%                 7%
 .......................................................................
Average commissions rate paid
 per share                          $      0.0116      $      0.0019
 .......................................................................
Net assets end of period
 (thousands)                        $      81,970      $      98,031
 .......................................................................



                            Year Ended September 30,
                              1997# 1996 1995 1994
 CLASS A SHARES
Net asset value beginning of
 period                              $   24.56       $   23.43      $    19.42    $    18.02
                                     ----------      ----------     ----------    ----------
 .............................................................................................
Income (loss) from investment
 operations
 .............................................................................................
Net investment income (loss)              (0.17)          (0.06)         (0.16)        (0.04)
 .............................................................................................
Net realized and unrealized gain
 (loss) on investments and foreign
 currency related transactions             1.76            1.19           4.17          1.60
                                     ----------      ----------     ----------    ----------
 .............................................................................................
Total from investment operations           1.59            1.13           4.01          1.56
                                     ----------      ----------     ----------    ----------
 .............................................................................................
Less distributions
 .............................................................................................
From net realized gain on
 investments and foreign currency
 related transactions                     (1.25)              0              0         (0.16)
                                     ----------      ----------     ----------    ----------
 .............................................................................................
Total distributions                       (1.25)              0              0         (0.16)
                                     ----------      ----------     ----------    ----------
 .............................................................................................
Net asset value end of period         $   24.90       $   24.56     $    23.43    $    19.42
                                     ----------      ----------     ----------    ----------
 .............................................................................................
Total return +                             6.95%           4.82%         20.65%         8.74%
 .............................................................................................
Ratios/supplemental data
Ratios to average net assets
 Total expenses                            1.67%           1.62%          1.83%         2.01%
 .............................................................................................
 Total expenses, excluding
  indirectly paid expenses                 1.66%           1.60%          1.81%          N/A
 .............................................................................................
 Net investment loss                      (0.69%)         (0.53%)        (0.83%)       (0.86%)
 .............................................................................................
Portfolio turnover rate                      72%             67%            35%           32%
 .............................................................................................
Average commissions rate paid
 per share                         $     0.0066    $     0.0079            N/A           N/A
 .............................................................................................
Net assets end of period
 (thousands)                       $    113,477    $    250,427     $   94,679    $   71,122
 .............................................................................................


                                                                       Year Ended September 30,
                                                       1993          1992         1991          1990         1989
 CLASS A SHARES
Net asset value beginning of period                 $   11.69     $   12.89    $   9.89      $   11.17    $   9.77
                                                    ---------     ---------    --------       ---------    --------
 ....................................................................................................................
Income (loss) from investment operations
 ....................................................................................................................
Net investment income (loss)                            (0.14)        (0.08)       0.17           0.19        0.09
 ....................................................................................................................
Net realized and unrealized gain (loss) on
 investments and foreign currency related
 transactions                                            6.47          0.23        3.06          (1.27)       1.66
                                                    ---------     ---------    --------       ---------    --------
 ....................................................................................................................
Total from investment operations                         6.33          0.15        3.23          (1.08)       1.75
                                                    ---------     ---------    --------       ---------    --------





 ....................................................................................................................
Less distributions
 ....................................................................................................................
From net investment income                                  0             0        (0.23)        (0.12)       (0.09)
 ....................................................................................................................
From net realized gain on investments and foreign
 currency related transactions                              0         (1.35)           0         (0.08)       (0.26)
                                                    ---------     ---------    ---------      ---------    ---------
 ....................................................................................................................
Total distributions                                         0         (1.35)       (0.23)        (0.20)       (0.35)
                                                    ---------     ---------    ---------      ---------    ---------
 ....................................................................................................................
Net asset value end of period                       $   18.02     $   11.69    $   12.89      $    9.89    $  11.17
                                                    ---------     ---------    ---------      ---------    ---------
 ....................................................................................................................
Total return +                                          54.15%         1.81%       32.71%        (9.65%)      16.94%
 ....................................................................................................................
Ratios/supplemental data
Ratios to average net assets
 Total expenses                                          2.84%         2.50%        2.03%         2.00%        2.00%
 ....................................................................................................................
 Total expenses, excluding fee waivers and
  expense reimbursements                                  N/A           N/A         3.67%         7.77%       13.06%
 ....................................................................................................................
 Net investment income                                  (1.72%)       (0.69%)       1.49%         1.80%        0.86%
 ....................................................................................................................
Portfolio turnover rate                                    64%           75%         134%           51%          13%
 ....................................................................................................................
Net assets end of period (thousands)                $  29,942     $  10,859    $   2,159     $   1,519    $   1,378
 ....................................................................................................................

+  Initial sales charge or contingent deferred sales charge is not reflected.
++ Annualized.
# Net Investment income is based on average shares outstanding during the period.
* The Fund changed its fiscal year end from September 30 to October 31, effective October 31, 1997.


                  See Combined Notes to Financial Statements.

                                   EVERGREEN
                           Global Opportunities Fund




                              Financial Highlights

                (For a share outstanding throughout each period)


                                    Six Months
                                       Ended           One-Month
                                  April 30, 1998      Period Ended
                                   (Unaudited)#    October 31, 1997**
 CLASS B SHARES
Net asset value beginning of
 period                               $  22.69         $    24.03
                                   -----------       ------------
 ....................................................................
Income (loss) from
 investment operations
 ....................................................................
Net investment loss                      (0.19)             (0.06)
 ....................................................................
Net realized and unrealized gain
 (loss) on investments and





 foreign currency related
 transactions                             3.15              (1.28)
                                   -----------       ------------
 ....................................................................
Total from investment
 operations                               2.96              (1.34)
                                   -----------       ------------
 ....................................................................
Less distributions
 ....................................................................
From net realized gain on
 investments and foreign
 currency related transactions          (1.53)                  0
                                   -----------       ------------
 ....................................................................
Total distributions                     (1.53)                  0
                                   -----------       ------------
 ....................................................................
Net asset value end of period         $  24.12         $    22.69
                                   -----------       ------------
 ....................................................................
Total return +                           14.03%             (5.58%)
 ....................................................................
Ratios/supplemental data Ratios to average net assets:
 Total expenses                           2.63%++            2.62%++
 ....................................................................
 Total expenses, excluding
  indirectly paid expenses                2.62%++            2.61%++
 ....................................................................
 Net investment loss                     (1.75%)++          (2.15%)++
 ....................................................................
Portfolio turnover rate                     62%                 7%
 ....................................................................
Average commissions rate
 paid per share                   $     0.0116     $       0.0019
 ....................................................................
Net assets end of period
 (thousands)                      $    189,677     $      216,471
 ....................................................................



                                                          Year Ended September 30,
                                      1997#           1996          1995         1994           1993*
 CLASS B SHARES
Net asset value beginning of
 period                            $   23.92       $  23.00       $  19.20     $  17.95      $    14.04
                                   ----------      ---------      --------     --------      ----------
 ..........................................................................................................
Income (loss) from
 investment operations
 ..........................................................................................................
Net investment loss                     (0.32)         (0.21)        (0.25)       (0.15)          (0.04)
 ..........................................................................................................
Net realized and unrealized gain
 (loss) on investments and
 foreign currency related
 transactions                          1.68           1.13            4.05         1.56            3.95
                                   ----------      ---------      --------     --------      ----------
 ..........................................................................................................
Total from investment
 operations                            1.36           0.92            3.80         1.41            3.91
                                   ----------      ---------      --------     --------      ----------
 ..........................................................................................................
Less distributions
 ..........................................................................................................
From net realized gain on
 investments and foreign
 currency related transactions          (1.25)             0             0      (  0.16)              0
                                   ----------      ---------      --------     --------      ----------
 ..........................................................................................................
Total distributions                     (1.25)             0             0      (  0.16)              0
                                   ----------      ---------      --------     --------      ----------
 ..........................................................................................................
Net asset value end of period      $   24.03       $  23.92       $  23.00     $  19.20      $    17.95
                                   ----------      ---------      --------     --------      ----------





 ..........................................................................................................
Total return +                         6.14%         4.00%          19.79%        7.93%          27.85%
 ..........................................................................................................
Ratios/supplemental data Ratios to average net assets:
 Total expenses                        2.46%         2.40%           2.58%        2.83%           3.35%++
 ..........................................................................................................
 Total expenses, excluding
  indirectly paid expenses             2.44%         2.38%           2.56%         N/A            N/A
 ..........................................................................................................
 Net investment loss                  (1.45%)       (1.37%)        (1.59%)       (1.61%)       (1.86%)++
 ..........................................................................................................
Portfolio turnover rate                  72%           67%           35%            32%             64%
 ..........................................................................................................
Average commissions rate
 paid per share                  $     0.0066    $    0.0079        N/A            N/A           N/A
 ..........................................................................................................
Net assets end of period
 (thousands)                     $    238,936    $   385,839      $238,320     $131,695      $   15,534
 ..........................................................................................................

+   Initial sales charge or contingent deferred sales charge is not reflected.
++ Annualized.
# Net investment income is based on average shares outstanding during the period.
* For the period from February 1, 1993 (commencement of class operations) to September 30, 1993.
** The Fund changed its fiscal year end from September 30 to October 31, effective October 31, 1997.


                  See Combined Notes to Financial Statements.

                                   EVERGREEN
                           Global Opportunities Fund




                              Financial Highlights

                (For a share outstanding throughout each period)


                                       Six Months
                                          Ended            One-Month
                                     April 30, 1998       Period Ended
                                      (Unaudited)#    October 31, 1997**
 CLASS C SHARES
Net asset value beginning of
 period                                 $   22.73          $   24.07
                                      -----------        -----------
 ........................................................................
Income (loss) from investment
 operations
 ........................................................................
Net investment loss                         (0.19)             (0.07)
 ........................................................................
Net realized and unrealized gain
 (loss) on investments and foreign
 currency related transactions             3.16                (1.27)
                                      -----------        -----------
 ........................................................................
Total from investment operations           2.97                (1.34)
                                      -----------        -----------
 ........................................................................
Less distributions
 ........................................................................





From net realized gain on
 investments and foreign currency
 related transactions                     (1.53)                   0
                                      -----------        -----------
 ........................................................................
Total distributions                       (1.53)                   0
                                      -----------        -----------
 ........................................................................
Net asset value end of period           $  24.17          $   22.73
                                      -----------        -----------
 ........................................................................
Total Return +                             14.05%             (5.57%)
 ........................................................................
Ratios/supplemental data Ratios to average net assets:
 Total expenses                             2.63%++             2.62%++
 ........................................................................
 Total expenses, excluding
  indirectly paid expenses                   2.62%++             2.61%++
 ........................................................................
 Net investment loss                        (1.75%)++           (2.15%)++
 ........................................................................
Portfolio turnover rate                        62%                  7%
 ........................................................................
Average commissions rate paid
 per share                            $      0.0116      $      0.0019
 ........................................................................
Net assets end of period
 (thousands)                          $      36,707      $      43,869
 ........................................................................



                                                            Year Ended September 30,
                                        1997#          1996          1995         1994            1993*
 CLASS C SHARES
Net asset value beginning of
 period                              $  23.97       $  23.04      $   19.26    $   17.99      $     14.04
                                     ---------      ---------     ---------    ---------      -----------
 ............................................................................................................
Income (loss) from investment
 operations
 ............................................................................................................
Net investment loss                     (0.33)         (0.24)         (0.27)      (0.15)            (0.04)
 ............................................................................................................
Net realized and unrealized gain
 (loss) on investments and foreign
 currency related transactions          1.68           1.17            4.05         1.58             3.99
                                     ---------      ---------     ---------    ---------      -----------
 ............................................................................................................
Total from investment operations        1.35           0.93            3.78         1.43             3.95
                                     ---------      ---------     ---------    ---------      -----------
 ............................................................................................................
Less distributions
 ............................................................................................................
From net realized gain on
 investments and foreign currency
 related transactions                  (1.25)             0               0        (0.16)               0
                                     ---------      ---------     ---------    ---------      -----------
 ............................................................................................................
Total distributions                    (1.25)             0               0        (0.16)               0
                                     ---------      ---------     ---------    ---------      -----------
 ............................................................................................................
Net asset value end of period        $  24.07       $  23.97      $   23.04    $   19.26      $     17.99
                                     ---------      ---------     ---------    ---------      -----------
 ............................................................................................................
Total Return +                          6.08%          4.04%          19.63%        8.02%           28.13%
 ............................................................................................................
Ratios/supplemental data Ratios to average net assets:
 Total expenses                         2.45%          2.40%           2.58%        2.85%            3.04%++
 ............................................................................................................
 Total expenses, excluding
  indirectly paid expenses              2.43%          2.38%           2.56%        N/A              N/A
 ............................................................................................................
 Net investment loss                   (1.48%)        (1.38%)         (1.59%)     (1.62%)           (1.55%)++
 ............................................................................................................





Portfolio turnover rate                   72%            67%             35%         32%               64%
 ............................................................................................................
Average commissions rate paid
 per share                         $  0.0066     $   0.0079             N/A          N/A              N/A
 ............................................................................................................
Net assets end of period
 (thousands)                       $  49,524     $   124,549      $  86,339    $  50,535      $     6,217
 ............................................................................................................

+   Initial sales charge or contingent deferred sales charge is not reflected.
++ Annualized.
# Net investment income is based on average shares outstanding during the period.
* For the period from February 1, 1993 (commencement of class operations) to September 30, 1993.
** The Fund changed its fiscal year end from September 30 to October 31, effective October 31, 1997.


                  See Combined Notes to Financial Statements.

                                   EVERGREEN
                           Global Opportunities Fund
                              Financial Highlights

                (For a share outstanding throughout each period)


                                                                             Six Months Ended
                                                                              April 30, 1998
                                                                               (Unaudited)#
 CLASS  Y SHARES
Net asset value beginning of period                                            $   23.90
                                                                               ----------
 .............................................................................................
Income (loss) from investment operations
 .............................................................................................
Net investment loss                                                                (0.04)
 .............................................................................................
Net realized and unrealized gain (loss) on investments and foreign currency
 related transactions                                                               3.38
                                                                               ----------
 .............................................................................................
Total from investment operations                                                    3.34
                                                                               ----------
 .............................................................................................
Less distributions
 .............................................................................................
From net realized gain on investments                                              (1.53)
                                                                               ----------
 .............................................................................................
Total distributions                                                                (1.53)
                                                                               ----------
 .............................................................................................
Net asset value end of period                                                  $   25.71
                                                                               ----------
 .............................................................................................
Total return                                                                       14.91%
 .............................................................................................
Ratios/supplemental data Ratios to average net assets:
 Total expenses                                                                     1.58%+
 .............................................................................................
 Total expenses, excluding indirectly paid expenses                                 1.57%+
 .............................................................................................
 Net investment loss                                                              (0.60%)+
 .............................................................................................
Portfolio turnover rate                                                               62%





 .............................................................................................
Average commissions rate paid per share                                        $  0.0116
 .............................................................................................
Net assets end of period (thousands)                                           $      22
 .............................................................................................



                                                                                                     January 13, 1997
                                                                                  One-Month            (commencement
                                                                                Period Ended      of class operations)
to
                                                                             October 31, 1997**     September 30, 1997
 CLASS  Y SHARES
Net asset value beginning of period                                             $    25.24             $    23.05
                                                                                ----------             ----------

 .......................................................................................................................
 .
Income (loss) from investment operations

 .......................................................................................................................
 .
Net investment loss                                                                      0                  (0.28)

 .......................................................................................................................
 .
Net realized and unrealized gain (loss) on investments and foreign currency
 related transactions                                                                (1.34)                  2.47
                                                                                -----------            -----------

 .......................................................................................................................
 .
Total from investment operations                                                     (1.34)                  2.19
                                                                                -----------            -----------

 .......................................................................................................................
 .
Less distributions

 .......................................................................................................................
 .
From net realized gain on investments                                                     0                     0
                                                                                -----------            -----------

 .......................................................................................................................
 .
Total distributions                                                                       0                     0
                                                                                -----------            -----------

 .......................................................................................................................
 .
Net asset value end of period                                                   $     23.90            $    25.24
                                                                                -----------            -----------

 .......................................................................................................................
 .
Total return                                                                          (5.31%)                9.50%

 .......................................................................................................................
 .
Ratios/supplemental data Ratios to average net assets:
 Total expenses                                                                      1.62%+                 1.42%+

 .......................................................................................................................
 .
 Total expenses, excluding indirectly paid expenses                                  1.62%+                 1.42%+

 .......................................................................................................................
 .
 Net investment loss                                                                (1.62%)+                (1.22%)+

 .......................................................................................................................
 .
Portfolio turnover rate                                                                   7%                    72%






 .......................................................................................................................
 .
Average commissions rate paid per share                                       $      0.0019          $      0.0066

 .......................................................................................................................
 .
Net assets end of period (thousands)                                          $           0          $           0

 .......................................................................................................................
 .

+ Annualized.
# Net  investment  income is based on  average  shares  outstanding  during  the period.
* The Fund changed its fiscal year end from September 30 to October 31, effective October 31, 1997.



                  See Combined Notes to Financial Statements.

                                   EVERGREEN
                           International Growth Fund




                              Financial Highlights

                (For a share outstanding throughout each period)



                                                                                             Period Ended
                                                                                           April 30, 1998*#
                                                                                             (Unaudited)
 CLASS A SHARES
Net asset value beginning of period                                                          $   6.88
                                                                                             ---------
 ..........................................................................................................
Income from investment operations
 ..........................................................................................................
Net investment income                                                                           0.01
 ..........................................................................................................
Net realized and unrealized gain on investments and foreign currency related transactions       1.44
                                                                                             ---------
 ..........................................................................................................
Total from investment operations                                                                1.45
                                                                                             ---------
 ..........................................................................................................
Net asset value end of period                                                                $  8.33
                                                                                             ---------
 ..........................................................................................................
Total return +                                                                                 21.08%
 ..........................................................................................................
Ratios/supplemental data
Ratios to average net assets
 Total expenses                                                                                 1.72%++
 ..........................................................................................................
 Total expenses, excluding indirectly paid expenses                                             1.71%++
 ..........................................................................................................
 Net investment income                                                                          0.56%++
 ..........................................................................................................
Portfolio turnover rate                                                                           49%
 ..........................................................................................................
Average commission rate paid                                                               $    0.0013
 ..........................................................................................................
Net assets end of period (thousands)                                                       $   105,134
 ..........................................................................................................

+  Initial sales charge or contingent deferred sales charge is not reflected.
++ Annualized.
# Net investment income is based on average shares outstanding during the period.
* For the period from January 20, 1998 (commencement of class operations) to April 30, 1998.



                   See Combined Notes to Financial Statements

                                   EVERGREEN
                           International Growth Fund




                              Financial Highlights

                (For a share outstanding throughout each period)



                                            Six Months Ended
                                             April 30, 1998#                  Year Ended October 31,
                                               (Unaudited)         1997          1996         1995          1994*#
 CLASS B SHARES
Net asset value beginning of period           $   8.65          $  7.69      $  7.11      $  7.77       $     7.67
                                              ----------        --------      --------     -------       ----------
 ......................................................................................................................
Income (loss) from investment
operations
 ......................................................................................................................
Net investment income (loss)                     (0.02)          (0.05)        (0.02)        0.07                0
 ......................................................................................................................
Net realized and unrealized gain on
 investments and foreign currency related
 transactions                                     1.55            1.27          0.75         0.05             0.10
                                              ----------        --------      --------     -------       ----------
 ......................................................................................................................
Total from investment operations                  1.53            1.22          0.73         0.12             0.10
                                              ----------        --------      --------     -------       ----------
 ......................................................................................................................
Less distributions
 ......................................................................................................................
From net investment income                       (0.33)              0         (0.09)       (0.04)               0
 ......................................................................................................................
In excess of net investment income                   0           (0.10)        (0.01)           0                0
 ......................................................................................................................
From net realized gain on investments and
 foreign currency related transations            (1.54)          (0.16)        (0.05)       (0.74)               0
                                              ----------        --------      --------     --------      ----------
 ......................................................................................................................
Total distributions                              (1.87)          (0.26)        (0.15)       (0.78)               0
                                              ----------        --------      --------     --------      ----------
 ......................................................................................................................
Net asset value end of period                 $   8.31          $  8.65      $  7.69      $  7.11       $     7.77
                                              ----------        --------      --------     --------      ----------
 ......................................................................................................................
Total return +                                   22.3%            15.69%       10.47%        2.19%            1.30%
 ......................................................................................................................
Ratios/supplemental data
Ratios to average net assets
 Total expenses                                   2.38%++        2.39%          2.43%        2.57%            2.52%++
 ......................................................................................................................
 Total expenses, excluding indirectly paid
  expenses                                        2.37%++        2.38%          2.42%       2.56%             N/A
 ......................................................................................................................
 Net investment income (loss)                    (0.56%)++      (0.49%)        (0.21%)      0.88%          (0.20%)++





 ......................................................................................................................
Portfolio turnover rate                             49%           101%          52%            76%             2%
 ......................................................................................................................
Average commission rate paid                $   0.0013      $  0.0010     $   0.0011         N/A             N/A
 ......................................................................................................................
Net assets end of period (thousands)        $   52,819      $ 151,806     $  147,911     $128,674      $  157,929
 ......................................................................................................................



                                             Year Ended
                                            September 30,
                                                1994#
 CLASS B SHARES
Net asset value beginning of period           $  7.08
                                              -------
 ........................................................
Income (loss) from investment
operations
 ........................................................
Net investment income (loss)                        0
 ........................................................
Net realized and unrealized gain on
 investments and foreign currency related
 transactions                                    0.62
                                              --------
 ........................................................
Total from investment operations                 0.62
                                              --------
 ........................................................
Less distributions
 ........................................................
From net investment income                      (0.02)
 ........................................................
In excess of net investment income              (0.01)
 ........................................................
From net realized gain on investments and
 foreign currency related transations               0
                                              --------
 ........................................................
Total distributions                             (0.03)
                                              --------
 ........................................................
Net asset value end of period                  $ 7.67
                                              --------
 ........................................................
Total return +                                   8.75%
 ........................................................
Ratios/supplemental data
Ratios to average net assets
 Total expenses                                  2.54%
 ........................................................
 Total expenses, excluding indirectly paid
  expenses                                      N/A
 ........................................................
 Net investment income (loss)                    0.01%
 ........................................................
Portfolio turnover rate                           121%
 ........................................................
Average commission rate paid                    N/A
 ........................................................
Net assets end of period (thousands)         $154,529
 ........................................................


                                                                      Year Ended September 30,
                                                      1993#        1992#        1991         1990         1989
 CLASS B SHARES
Net asset value beginning of period                 $   6.01     $   5.91     $   5.35     $   7.51     $   6.66
                                                    --------     --------     --------     --------     --------
 .................................................................................................................
Income (loss) from investment operations
 .................................................................................................................





Net investment income (loss)                          (0.03)       (0.01)       (0.01)       (0.07)        (0.14)
 .................................................................................................................
Net realized and unrealized gain (loss) on
 investments and foreign currency related
 transactions                                          1.14         0.34         0.83        (1.74)         1.06
                                                    --------     --------     --------     --------     --------
 .................................................................................................................
Total from investment operations                       1.11         0.33         0.82        (1.81)         0.92
                                                    --------     --------     --------     --------     --------
 .................................................................................................................
Less distributions
 .................................................................................................................
From net investment income                                 0            0            0            0        (0.07)
 .................................................................................................................
In excess of net investment income                     (0.04)       (0.23)       (0.03)           0            0
 .................................................................................................................
From net realized gain on investments and foreign
 currency related transactions                             0            0        (0.23)       (0.35)           0
                                                    --------     --------     --------     --------     --------
 .................................................................................................................
Total distributions                                    (0.04)       (0.23)       (0.26)       (0.35)       (0.07)
                                                    --------     --------     --------     --------     --------
 .................................................................................................................
Net asset value end of period                       $   7.08     $   6.01     $   5.91     $   5.35     $   7.51
                                                    --------     --------     --------     --------     --------
 .................................................................................................................
Total return +                                         18.59%        5.78%       15.59%      (25.12%)      13.55%
 .................................................................................................................
Ratios/supplemental data+
Ratios to average net assets
 Total expenses +                                       2.94%        3.41%        3.14%        2.92%        2.65%
 .................................................................................................................
 Net investment income (loss)                          (0.46%)      (0.09%)      (0.07%)      (0.51%)      (0.79%)
 .................................................................................................................
Portfolio turnover rate                                   68%          74%          85%          42%          42%
 .................................................................................................................
Net assets end of period (thousands)                $111,752     $ 64,135     $ 72,923     $ 73,768     $121,047
 .................................................................................................................

+  Initial sales charge or contingent deferred sales charge is not reflected.
++ Annualized.
# Net investment income is based on average shares outstanding during the period.
* The Fund changed its fiscal year end from September 30 to October 31, effective October 31, 1994.





                  See Combined Notes to Financial Statements.

                                   EVERGREEN
                           International Growth Fund




                              Financial Highlights

                (For a share outstanding throughout each period)


                                                                                           Six Months Ended
                                                                                           April 30, 1998*#
                                                                                             (Unaudited)
 CLASS C SHARES
Net asset value beginning of period                                                          $    7.64





                                                                                             ----------
 ..........................................................................................................
Income from investment operations
 ..........................................................................................................
Net investment income                                                                            0.01
 ..........................................................................................................
Net realized and unrealized gain on investments and foreign currency related transactions        0.66
                                                                                             ----------
 ..........................................................................................................
Total from investment operations                                                                 0.67
                                                                                             ----------
 ..........................................................................................................
Net asset value end of period                                                                $    8.31
                                                                                             ----------
 ..........................................................................................................
Total return +                                                                                    8.77%
 ..........................................................................................................
Ratios/supplemental data
Ratios to average net assets
 Total expenses                                                                                   2.54%++
 ..........................................................................................................
 Total expenses, excluding indirectly paid expenses                                               2.53%++
 ..........................................................................................................
 Net investment income                                                                            1.29%++
 ..........................................................................................................
Portfolio turnover rate                                                                             49%
 ..........................................................................................................
Average commission rate paid                                                               $    0.0013
 ..........................................................................................................
Net assets end of period (thousands)                                                       $       234
 ..........................................................................................................


                                                                                           Six Months Ended
                                                                                           April 30, 1998**#
                                                                                              (Unaudited)
 CLASS  Y SHARES
Net asset value beginning of period                                                          $    7.72
                                                                                             ----------
 ...........................................................................................................
Income from investment operations
 ...........................................................................................................
Net investment income                                                                            0.02
 ...........................................................................................................
Net realized and unrealized gain on investments and foreign currency related transactions        0.59
                                                                                             ----------
 ...........................................................................................................
Total from investment operations                                                                 0.61
                                                                                             ----------
 ...........................................................................................................
Net asset value end of period                                                                $    8.33
                                                                                             ----------
 ...........................................................................................................
Total return                                                                                     7.90%
 ...........................................................................................................
Ratios/Supplemental data
Ratios to average net assets
 Total expenses                                                                                  1.52%++
 ...........................................................................................................
 Total expenses, excluding indirectly paid expenses                                              1.51%++
 ...........................................................................................................
 Net investment income                                                                           2.86%++
 ...........................................................................................................
Portfolio turnover rate                                                                              49%
 ...........................................................................................................
Average commission rate paid                                                               $     0.0013
 ...........................................................................................................
Net assets end of period (thousands)                                                       $     25,265
 ...........................................................................................................

+ Initial sales charge or contingent deferred sales charge is not reflected. ++ Annualized.
# Net investment income is based on average shares outstanding during the period.

* For the period from March 6, 1998 (commencement of class operations) to April 30, 1998.
** For the period from March 9, 1998 (commencement of class operations) to April
   30, 1998.

                  See Combined Notes to Financial Statements.

                                   EVERGREEN
                              Latin America Fund




                              Financial Highlights

                (For a share outstanding throughout each period)



                                Six Months Ended
                                 April 30, 1998#
                                                                                         Year Ended October 31,
                                                                         ------------------------------------------------------
                                                          (Unaudited)           1997          1996          1995         1994
 CLASS A SHARES
Net asset value beginning of period                      $    13.15       $  11.13       $  9.86        $  10.55    $  10.00
                                                         ------------     -----------    ----------     --------    ---------
 ..............................................................................................................................
Income (loss) from investment operations
 ..............................................................................................................................
Net investment income                                         0.09           0.01          0.39             0.44        0.21
 ..............................................................................................................................
Net realized and unrealized gain (loss) on investments
 and foreign currency related transactions                    1.43           2.11          1.24            (0.81)       0.50
                                                         ------------     -----------    ----------     --------    ---------
 ..............................................................................................................................
Total from investment income                                  1.52           2.12          1.63            (0.37)       0.71
                                                         ------------     -----------    ----------     --------    ---------
 ..............................................................................................................................
Less distributions
 ..............................................................................................................................
From net investment income                                         0        (0.10)        (0.31)          (0.30)      (0.10)
 ..............................................................................................................................
In excess of net investment income                                 0            0         (0.05)              0       (0.01)
 ..............................................................................................................................
From net realized gain on investments
 and foreign currency related transactions                     (2.86)           0             0           (0.02)      (0.05)
                                                         ------------     -----------    ----------     --------    ---------
 ..............................................................................................................................
Total distributions                                            (2.86)       (0.10)        (0.36)          (0.32)      (0.16)
                                                         ------------     -----------    ----------     --------    ---------
 ..............................................................................................................................
Net asset value end of period                            $     11.81     $  13.15       $ 11.13        $   9.86    $  10.55
                                                         ------------     -----------    ----------     --------    ---------
 ..............................................................................................................................
Total Return +                                                 13.76%       19.18%        16.74%          (3.35%)      7.21%
 ..............................................................................................................................
Ratios & supplemental data Ratios to average net assets:
 Total expenses                                               1.82%++        1.69%         1.83%           1.86%        1.79%
 ..............................................................................................................................
 Total expenses, excluding indirectly paid expenses           1.81%++        1.68%          1.81%        1.84%        N/A
 ..............................................................................................................................
 Net investment income                                        1.68%++        0.20%          3.05%        4.02%        2.45%
 ..............................................................................................................................
Portfolio turnover rate                                         69%           105%          112%           57%         104%
 ..............................................................................................................................
Average commission rate per share                      $    0.0003      $  0.0002     $  0.0005            N/A          N/A
 ..............................................................................................................................
Net assets end of period (thousands)                   $    13,070      $  13,621     $  11,021       $ 14,333    $  23,880
 ..............................................................................................................................


                                Six Months Ended





                                 April 30, 1998#
                                                                                         Year Ended October 31,
                                                                         ------------------------------------------------------
                                                          (Unaudited)           1997          1996          1995         1994
 CLASS B SHARES
Net asset value beginning of period                      $    12.91        $  10.98      $  9.76        $  10.49     $  10.00
                                                         ------------      ---------     ----------     --------     --------
 ..............................................................................................................................
Income (loss) from investment operations
 ..............................................................................................................................
Net investment income (loss)                                  0.05            (0.07)      0.23             0.32        0.14
 ..............................................................................................................................
Net realized and unrealized gain (loss) on investments
 and foreign currency related transactions                    1.39             2.08         1.30            (0.75)     0.50
                                                         ------------      ---------     ----------     --------     --------
 ..............................................................................................................................
Total from investment income                                  1.44             2.01         1.53            (0.43)     0.64
                                                         ------------      ---------     ----------     --------     --------
 ..............................................................................................................................
Less distributions
From net investment income                                       0            (0.02)       (0.27)       (0.28)         (0.09)
 ..............................................................................................................................
In excess of net investment income                               0            (0.06)       (0.04)            0         (0.01)
 ..............................................................................................................................
From realized gain on investments
 and foreign currency related transactions                   (2.86)              0             0         (0.02)        (0.05)
                                                         ------------      ---------     ----------     --------     --------
 ..............................................................................................................................
Total distributions                                          (2.86)          (0.08)        (0.31)        (0.30)        (0.15)
                                                         ------------      ---------     ----------     --------     --------
 ..............................................................................................................................
Net asset value end of period                            $   11.49        $  12.91       $ 10.98        $  9.76     $  10.49
                                                         ------------      ---------     ----------     --------     --------
 ..............................................................................................................................
Total Return +                                               13.33%          18.40%        15.82%        (4.00%)       6.48%
 ..............................................................................................................................
Ratios & supplemental data Ratios to average net assets:
 Total expenses                                               2.57%++         2.50%         2.59%          2.61%       2.54%
 ..............................................................................................................................
 Total expenses, excluding indirectly paid expenses           2.56%++         2.49%         2.58%         2.59%       N/A
 ..............................................................................................................................
 Net investment income (loss)                                 0.95%++        (0.51%)        2.30%         3.27%       1.70%
 ..............................................................................................................................
Portfolio turnover rate                                           69%            105%        112%           57%         104%
 ..............................................................................................................................
Average commission rate per share                      $      0.0003     $    0.0002   $  0.0005          N/A          N/A
 ..............................................................................................................................
Net assets end of period (thousands)                   $      69,359     $    75,271   $  79,026       $ 97,165     $148,769
 ..............................................................................................................................

+  Initial sales charge or contingent sales charge is not reflected.
++ Annualized.
# Net investment income is based on average shares outstanding during the period.





                  See Combined Notes to Financial Statements.

                                   EVERGREEN
                              Latin America Fund




                              Financial Highlights

                (For a share outstanding throughout each period)


                                Six Months Ended
                                 April 30, 1998#
                                                                                          Year Ended October 31,
                                                                         ---------------------------------------------------------
                                                          (Unaudited)           1997          1996             1995         1994
 CLASS C SHARES





Net asset value beginning of period                      $    12.92        $  10.99      $  9.77          $   10.50    $  10.00
                                                         ------------      ---------     ----------       ---------    ---------
Income (loss) from investment operations

Net investment income (loss)                                   0.05           (0.07)         0.23               0.32        0.14

Net realized and unrealized gain (loss) on investments
 and foreign currency related transactions                     1.38            2.08          1.30               (0.75)       0.51
                                                         ------------      ---------     ----------       ---------    ---------

Total from investment operations                               1.43            2.01         1.53               (0.43)       0.65
                                                         ------------      ---------     ----------       ---------    ---------

Less distributions

Net investment income                                             0              0         (0.27)              (0.28)     (0.09)

In excess of net investment income                                0          (0.08)        (0.04)                  0      (0.01)

From net realized gain on investments
 and foreign currency related transactions                    (2.86)             0             0               (0.02)     (0.05)
                                                         ------------      ---------     ----------       ---------    ---------

Total distributions                                           (2.86)         (0.08)        (0.31)              (0.30)     (0.15)
                                                         ------------      ---------     ----------       ---------    ---------

Net asset value end of period                            $    11.49       $  12.92       $ 10.99           $    9.77    $  10.50
                                                         ------------      ---------     ----------       ---------    ---------

Total Return +                                                13.24%         18.38%        15.80%            (4.00%)       6.58%

Ratios & supplemental data Ratios to average net assets:
 Total expenses                                                2.57%++       2.47%          2.59%            2.61%        2.54%

 Total expenses, excluding indirectly paid expenses            2.56%++       2.46%          2.58%            2.59%         N/A

 Net investment income (loss)                                  0.85%++      (0.52%)         2.26%            3.27%        1.74%

Portfolio turnover rate                                          69%          105%           112%              57%         104%

Average commission rate per share                      $     0.0003     $    0.0002     $  0.0005             N/A           N/A

Net assets end of period (thousands)                   $      9,207     $    10,961     $   8,791        $  11,242    $  17,740



                                  Period Ended
                                April 30, 1998#*
                                   (Unaudited)
 CLASS Y SHARES
Net asset value beginning of period                       $   11.46
                                                          ----------
 .......................................................................
Income (loss) from investment operations
 .......................................................................
Net investment income (loss)                                  0.11
 .......................................................................
Net realized and unrealized gain (loss) on investments
 and foreign currency related transactions                    0.25
                                                          ----------
 .......................................................................
Total from investment operations                              0.36
                                                          ----------
 .......................................................................
Net asset value end of period                             $   11.82
                                                          ----------
 .......................................................................
Total Return                                                  3.14%
 .......................................................................
Ratios & supplemental data Ratios to average net assets:
 Total expenses                                               1.28%++
 .......................................................................
 Total expenses, excluding indirectly paid expenses           1.28%++
 .......................................................................
 Net investment income (loss)                                 7.78%++
 .......................................................................
Portfolio turnover rate                                         69%
 .......................................................................
Average commission rate per share                       $   0.0003
 .......................................................................
Net assets end of period (thousands)                    $        1
 .......................................................................

+  Initial sales charge or contingent sales charge is not reflected.

++ Annualized.
* For the period from March 30, 1998 (commencement of class operations) to April 30, 1998.
# Net investment income is based on average shares outstanding during the period.



                  See Combined Notes to Financial Statements.

                                   EVERGREEN
                             Natural Resources Fund




                              Financial Highlights

                (For a share outstanding throughout each period)


                                            Six Months Ended      Seven-Month
                                             April 30, 1998#      Period Ended
                                               (Unaudited)     October 31, 1997**
 CLASS A SHARES
Net asset value beginning of period           $   12.58           $   12.11
                                              -----------         ---------
 ................................................................................
Income (loss) from investment operations
 ................................................................................
Net investment income (loss)                      (0.02)               0.03
 ................................................................................
Net realized and unrealized gain (loss) on
 investments and foreign currency related
 transactions                                     (0.38)              0.44
                                              -----------         ---------
 ................................................................................
Total from investment operations                  (0.40)              0.47
                                              -----------         ---------
 ................................................................................
Less distributions
 ................................................................................
From net investment income                        (0.13)##               0
 ................................................................................
From net realized gain on investments and
 foreign currency related transactions            (1.25)                 0
                                              -----------         ----------
 ................................................................................
Total distributions                               (1.38)                 0
                                              -----------         ----------
 ................................................................................
Net asset value end of period                 $   10.80           $   12.58
                                              -----------         ----------
 ................................................................................
Total return+                                     (3.08%)              3.88%
 ................................................................................
Ratios/supplemental data Ratios to average net assets:
 Total expenses                                    2.94%++             2.01%++
 ................................................................................
 Total expenses, excluding indirectly paid
  expenses                                         2.93%++             2.01%++
 ................................................................................
 Net investment income (loss)                     (0.38%)++            0.02%++
 ................................................................................
Portfolio turnover rate                                18%                13%
 ................................................................................
Average commission rate paid                $      0.0255       $     0.0057
 ................................................................................
Net assets end of period (thousands)        $       3,880       $      3,890
 ................................................................................



                                                         Year Ended March 31,
                                                 1997           1996             1995*
 CLASS A SHARES
Net asset value beginning of period          $   10.74       $   9.02        $     10.00
                                             ----------      ---------       -----------





 ...........................................................................................
Income (loss) from investment operations
 ...........................................................................................
Net investment income (loss)                     (0.04)        (0.04)                0(a)
 ...........................................................................................
Net realized and unrealized gain (loss) on
 investments and foreign currency related
 transactions                                     1.41          1.76               (0.98)
                                             ----------      ---------       -----------
 ...........................................................................................
Total from investment operations                  1.37          1.72               (0.98)
                                             ----------      ---------       -----------
 ...........................................................................................
Less distributions
 ...........................................................................................
From net investment income                            0              0                 0
 ...........................................................................................
From net realized gain on investments and
 foreign currency related transactions                0              0                 0
                                             ----------      ---------       -----------
 ...........................................................................................
Total distributions                                   0              0                 0
                                             ----------      ---------       -----------
 ...........................................................................................
Net asset value end of period                $   12.11       $  10.74        $      9.02
                                             ----------      ---------       -----------
 ...........................................................................................
Total return+                                   12.76%          19.07%            (9.80%)
 ..........................................................................................
Ratios/supplemental data Ratios to average net assets:
 Total expenses                                  2.40%           2.38%             2.77%++
 ..........................................................................................
 Total expenses, excluding indirectly paid
  expenses                                       2.39%           2.37%               N/A
 ..........................................................................................
 Net investment income (loss)                   (0.45%)         (0.41%)          (0.07%)++
 ...........................................................................................
Portfolio turnover rate                            39%             40%             13%
 .........................................................................................
Average commission rate paid               $     0.0023    $    0.0025             N/A
 ...........................................................................................
Net assets end of period (thousands)       $      4,462    $     4,574       $     4,890
 ...........................................................................................


                                            Six Months Ended      Seven-Month
                                             April 30, 1998#      Period Ended
                                               (Unaudited)     October 31, 1997**
 CLASS B SHARES
Net asset value beginning of period           $   12.31          $   11.89
                                              -----------        -----------
 ................................................................................
Income (loss) from investment operations
 ................................................................................
Net investment loss                               (0.08)            (0.07)
 ................................................................................
Net realized and unrealized gain (loss) on
 investments and foreign currency related
 transactions                                     (0.36)             0.49
                                              -----------        -----------
 ................................................................................
Total from investment operations                  (0.44)             0.42
                                              -----------        -----------
 ................................................................................
Less distributions
 ................................................................................
From net investment income                        (0.02)##              0
 ................................................................................
In excess of net investment income                (0.11)                0
 ................................................................................
From net realized gain on investments and
 foreign currency related transactions            (1.25)                0
                                              -----------        -----------
 ................................................................................
Total distributions                               (1.38)                0
                                              -----------        -----------
 ................................................................................
Net asset value end of period                 $   10.49          $   12.31
                                              -----------        -----------
 ................................................................................
Total return+                                    (3.52%)              3.53%
 ...............................................................................
Ratios/supplemental data Ratios to average net assets:
 Total expenses                                    3.80%++            2.79%++
 ...............................................................................





 Total expenses, excluding indirectly paid
  expenses                                         3.79%++            2.78%++
 ...............................................................................
 Net investment loss                              (1.58%)++          (0.77%)++
 ................................................................................
Portfolio turnover rate                              18%                13%
 ................................................................................
Average commission rate paid                $    0.0255       $     0.0057
 ................................................................................
Net assets end of period (thousands)        $     9,845       $     15,333
 ................................................................................



                                                         Year Ended March 31,
                                                 1997           1996             1995*
 CLASS B SHARES
Net asset value beginning of period          $   10.62       $   8.99        $     10.00
                                             ----------      ---------       -----------
 ...........................................................................................
Income (loss) from investment operations
 ...........................................................................................
Net investment loss                              (0.14)         (0.13)             (0.03)
 ...........................................................................................
Net realized and unrealized gain (loss) on
 investments and foreign currency related
 transactions                                      1.41          1.76              (0.98)
                                             ----------      ---------       -----------
 ...........................................................................................
Total from investment operations                   1.27          1.63               (1.01)
                                             ----------      ---------       -----------
 ...........................................................................................
Less distributions
 ...........................................................................................
From net investment income                            0              0                 0
 ...........................................................................................
In excess of net investment income                    0              0                 0
 ...........................................................................................
From net realized gain on investments and
 foreign currency related transactions                0              0                 0
                                             ----------      ---------       -----------
 ...........................................................................................
Total distributions                                   0              0                 0
                                             ----------      ---------       -----------
 ...........................................................................................
Net asset value end of period                $   11.89       $  10.62        $      8.99
                                             ----------      ---------       -----------
 ...........................................................................................
Total return+                                    11.96%         18.13%          (10.10%)
 ...........................................................................................
Ratios/supplemental data Ratios to average net assets:
 Total expenses                                  3.16%           3.13%           3.55%++
 ...........................................................................................
 Total expenses, excluding indirectly paid
  expenses                                       3.15%           3.12%             N/A
 ...........................................................................................
 Net investment loss                            (1.22%)         (1.16%)          (0.80%)++
 ...........................................................................................
Portfolio turnover rate                            39%             40%               13%
 ...........................................................................................
Average commission rate paid               $     0.0023    $    0.0025            N/A
 ...........................................................................................
Net assets end of period (thousands)       $     17,208    $    15,161       $     4,688
 ...........................................................................................

+  Initial sales charge or contingent deferred sales charge is not reflected.
++ Annualized.
# Net investment income is based on average shares outstanding during the period.
## A portion of the distributions from net investment income were paid from realized foreign currency gains earned. Such gains are reported for financial statement purposes as realized gain on investments and foreign currency related transactions and are distributed as ordinary income for tax purposes.
* For the period from October 7, 1994 (commencement of class operations) to March 31, 1995.
** The Fund changed its fiscal year end from March 31, to October 31,  effective
   October 31, 1997.
(a)Less than one cent per share.

                  See Combined Notes to Financial Statements.

                                   EVERGREEN
                             Natural Resources Fund




                              Financial Highlights

                (For a share outstanding throughout each period)


                                            Six Months Ended      Seven-Month
                                             April 30, 1998#      Period Ended
                                               (Unaudited)     October 31, 1997**
 CLASS C SHARES
Net asset value beginning of period           $   12.31          $   11.89
                                              -----------        -----------
 ................................................................................
Income (loss) from investment operations
 ................................................................................
Net investment loss                              (0.08)              (0.13)
 ................................................................................
Net realized and unrealized gain (loss) on
 investments and foreign currency related
 transactions                                    (0.37)               0.55
                                              -----------        -----------
 ................................................................................
Total from investment operations                 (0.45)               0.42
                                              -----------        -----------
 ................................................................................
Less distributions
 ................................................................................
From net investment income                      (0.01)##                0
 ................................................................................
In excess of net investment income              (0.12)                  0
 ................................................................................
From net realized gain on investments and
 foreign currency related transactions          (1.25)                  0
                                              -----------        -----------
 ................................................................................
Total distributions                             (1.38)                  0
                                              -----------        -----------
 ................................................................................
Net asset value end of period                 $  10.48          $   12.31
                                              -----------        -----------
 ................................................................................
Total return +                                   (3.60%)             3.53%
 ................................................................................
Ratios/supplemental data Ratios to average net assets:
 Total expenses                                    3.83%++           2.79%++
 .............................................................................
 Total expenses, excluding indirectly paid
  expenses                                         3.82%++           2.79%++
 .............................................................................
 Net investment loss                              (1.65%)++         (0.80%)++
 ................................................................................
Portfolio turnover rate                              18%               13%
 ................................................................................
Average commission rate paid                $    0.0255      $      0.0057
 ................................................................................
Net assets, end of period (thousands)       $     1,331      $       2,716
 ................................................................................



                                                         Year Ended March 31,
                                                 1997           1996             1995*
 CLASS C SHARES
Net asset value beginning of period          $   10.62       $   8.99        $     10.00
                                             ----------      ---------       -----------
 ...........................................................................................
Income (loss) from investment operations
 ...........................................................................................
Net investment loss                             (0.10)         (0.10)             (0.03)
 ...........................................................................................
Net realized and unrealized gain (loss) on
 investments and foreign currency related
 transactions                                    1.37           1.73              (0.98)
                                             ----------      ---------       -----------
 ...........................................................................................
Total from investment operations                 1.27           1.63              (1.01)
                                             ----------      ---------       -----------
 ...........................................................................................
Less distributions





 ...........................................................................................
From net investment income                            0              0                 0
 ...........................................................................................
In excess of net investment income                    0              0                 0
 ...........................................................................................
From net realized gain on investments and
 foreign currency related transactions                0              0                 0
                                             ----------      ---------       -----------
 ...........................................................................................
Total distributions                                   0              0                 0
                                             ----------      ---------       -----------
 ...........................................................................................
Net asset value end of period                $    11.89       $  10.62        $    8.99
                                             ----------      ---------       -----------
 ...........................................................................................
Total return +                                   11.96%          18.13%          (10.10%)
 ..........................................................................................
Ratios/supplemental data Ratios to average net assets:
 Total expenses                                  3.13%            3.13%           3.51%++
 ..........................................................................................
 Total expenses, excluding indirectly paid
  expenses                                       3.12%            3.12%           N/A
 ..........................................................................................
 Net investment loss                            (1.27%)          (1.16%)          (0.93%)++
 ...........................................................................................
Portfolio turnover rate                            39%              40%              13%
 ...........................................................................................
Average commission rate paid               $   0.0023      $    0.0025              N/A
 ...........................................................................................
Net assets, end of period (thousands)      $    4,567      $     2,023       $      1,393
 ...........................................................................................

+  Initial sales charge or contingent deferred sales charge is not reflected.
++ Annualized.
# Net investment income is based on average shares outstanding during the period.
## A portion of the distributions from net investment income were paid from realized foreign currency gains earned. Such gains are reported for financial statement purposes as realized gain on investments and foreign currency related transactions and are distributed as ordinary income for tax purposes.
* For the period from October 7, 1994 (commencement of class operations) to March 31, 1995.
** The Fund  changed its fiscal year end from March 31 to October 31,  effective
   October 31, 1997.




                  See Combined Notes to Financial Statements.

                                   EVERGREEN
                              Precious Metals Fund




                              Financial Highlights

                (For a share outstanding throughout each period)


                                                                                             Period Ended
                                                                                           April 30, 1998#*
                                                                                             (Unaudited)
 CLASS A SHARES
Net asset value beginning of period                                                          $   12.38
                                                                                             ----------
 ..........................................................................................................
Income from investment operations
 ..........................................................................................................
Net investment income                                                                             0.04
 ..........................................................................................................
Net realized and unrealized gain on investments and foreign currency related transactions         3.21
                                                                                             ----------
 ..........................................................................................................
Total from investment operations                                                                  3.25
                                                                                             ----------
 ..........................................................................................................
Net asset value end of period                                                                $   15.63





                                                                                             ----------
 ..........................................................................................................
Total return +                                                                                   25.54%
 ..........................................................................................................
Ratios/supplemental data Ratios to average net assets:
 Total expenses                                                                                  1.90%++
 ..........................................................................................................
 Total expenses, excluding indirectly paid expenses                                              1.90%++
 ..........................................................................................................
 Net investment income                                                                           0.93%++
 ..........................................................................................................
Portfolio turnover rate                                                                            13%
 ..........................................................................................................
Average commission rate paid                                                               $   0.0147
 ..........................................................................................................
Net assets end of period (thousands)                                                       $  118,143
 ..........................................................................................................

+  Initial sales charge or contingent deferred sales charge is not reflected.
++ Annualized.
# Net investment income is based on average shares outstanding during the period.
* For the period from January 20, 1998 (commencement of class operations) to April 30, 1998.






                  See Combined Notes to Financial Statements.

                                   EVERGREEN
                              Precious Metals Fund




                              Financial Highlights

                (For a share outstanding throughout each period)


                                            Six Months Ended   Eighth-Month Ended
                                             April 30, 1998#      Period Ended
                                               (Unaudited)     October 31, 1997#*
 CLASS B SHARES
Net asset value beginning of period           $   15.87           $   23.94
                                              -----------         ----------
 .................................................................................
Income (loss) from investment operations
 .................................................................................
Net investment loss                               (0.10)              (0.14)
 .................................................................................
Net realized and unrealized gain (loss) on
 investments and foreign currency related
 transactions                                      0.64              (7.93)
                                              -----------         -----------
 .................................................................................
Total from investment operations                   0.54              (8.07)
                                              -----------         -----------
 .................................................................................
Less distributions
 .................................................................................
From net investment income                            0                  0
 .................................................................................
From realized gain on investments and
 foreign currency related transactions            (0.81)                 0
                                              -----------         -----------
 .................................................................................
Total distributions                               (0.81)                 0
                                              -----------         -----------
 .................................................................................
Net asset value end of period                 $   15.60           $   15.87
                                              -----------         -----------
 .................................................................................
Total return +                                     4.27%             (33.71%)
 .................................................................................
Ratios/supplemental data





Ratios to average net assets:
 Total expenses                                    2.67%++              2.48%++
 .................................................................................
 Total expenses, excluding indirectly paid
  expenses                                         2.67%++              2.48%++
 .................................................................................
 Net investment loss                              (1.53%)++            (1.04%)++
 .................................................................................
Portfolio turnover rate                              13%                  19%
 .................................................................................
Average commission rate paid                $    0.0147        $      0.0267
 .................................................................................
Net assets end of period (thousands)        $    35,473        $     111,173
 .................................................................................



                                                                 Year Ended
                                           ------------------------------------------------------
                                              Feb. 28,       Feb. 29,     Feb. 28,     Feb. 28,
                                                1997           1996         1995         1994
 CLASS B SHARES
Net asset value beginning of period          $  26.35      $    19.30     $  25.09     $  14.38
                                             ---------     ----------     --------     --------
 ................................................................................................
Income (loss) from investment operations
 ................................................................................................
Net investment loss                             (0.26)         (0.25)        (0.13)       (0.17)
 ................................................................................................
Net realized and unrealized gain (loss) on
 investments and foreign currency related
 transactions                                   (1.16)          7.30         (5.54)       10.88
                                             ---------     ----------     --------     --------
 ................................................................................................
Total from investment operations                (1.42)          7.05         (5.67)       10.71
                                             ---------     ----------     --------     --------
 ................................................................................................
Less distributions
 ................................................................................................
From net investment income                           0              0        (0.12)           0
 ................................................................................................
From realized gain on investments and
 foreign currency related transactions           (0.99)             0            0            0
                                             ---------     ----------     --------     --------
 ................................................................................................
Total distributions                              (0.99)             0        (0.12)           0
                                             ---------     ----------     --------     --------
 ................................................................................................
Net asset value end of period                $  23.94      $    26.35     $  19.30     $  25.09
                                             ---------     ----------     --------     --------
 ................................................................................................
Total return +                                 (5.16%)         36.53%       (22.70%)      74.48%
 ................................................................................................
Ratios/supplemental data Ratios to average net assets:
 Total expenses                                 2.33%          2.28%          2.33%        2.34%
 ................................................................................................
 Total expenses, excluding indirectly paid
  expenses                                      2.31%          2.26%          N/A          N/A
 ................................................................................................
 Net investment loss                           (1.08%)        (1.08%)       (0.54%)      (0.75%)
 ................................................................................................
Portfolio turnover rate                           41%            39%           75%          73%
 ................................................................................................
Average commission rate paid               $    0.0164          N/A           N/A          N/A
 ................................................................................................
Net assets end of period (thousands)       $   190,108    $  217,270     $171,193     $200,489
 ................................................................................................


                                                                                      Year Ended
                                                       -------------------------------------------------------------------------
                                                         Feb. 28,        Feb. 29,        Feb. 28,        Feb. 28,     Feb. 28,
                                                           1993            1992            1991            1990         1989
 CLASS B SHARES
Net asset value beginning of period                      $  15.37       $   14.22       $   19.15      $   16.82      $  15.50
                                                         --------       ---------       ---------      ---------      --------
 ...............................................................................................................................
Income (loss) from investment operations
 ...............................................................................................................................
Net investment income (loss)                               (0.12)           (0.02)              0           0.06         0.05
 ...............................................................................................................................
Net realized and unrealized gain (loss) on investments
 and foreign currency related transactions                 (0.76)            1.30           (4.61)          2.27         1.59
                                                         --------       ---------       ---------      ---------      --------





 ...............................................................................................................................
Total from investment operations                           (0.88)            1.28           (4.61)          2.33         1.64
                                                         --------       ---------       ---------      ---------      --------
 ...............................................................................................................................
Less distributions
 ...............................................................................................................................
From net investment income                                      0               0           (0.06)             0        (0.12)
 ...............................................................................................................................
In excess of net investment income                          (0.11)       (   0.13)          (0.26)             0            0
 ...............................................................................................................................
From realized gain on investments and
 foreign currency related transactions                          0               0               0              0        (0.20)
                                                         --------       ---------       ---------      ----------     --------
 ...............................................................................................................................
Total distributions                                        (0.11)           (0.13)          (0.32)             0        (0.32)
                                                         --------       ---------       ---------      ----------     --------
 ...............................................................................................................................
Net asset value end of period                            $  14.38       $   15.37       $   14.22      $   19.15      $  16.82
                                                         --------       ---------       ---------      ----------     --------
 ...............................................................................................................................
Total return +                                              (5.74%)          9.07%        (24.37%)         13.85%       10.64%
 ...............................................................................................................................
Ratios/supplemental data Ratios to average net assets:
 Total expenses                                              2.83%           2.70%           2.76%           2.20%        1.68%
 ...............................................................................................................................
 Net investment income (loss)                               (0.86%)         (0.14%)         (0.02%)          0.32%        0.28%
 ...............................................................................................................................
Portfolio turnover rate                                        58%             53%             68%             95%          82%
 ...............................................................................................................................
Net assets end of period (thousands)                     $114,364       $ 131,356       $ 150,200      $  195,837     $222,079
 ...............................................................................................................................

+  Initial sales charge or contingent deferred sales charge is not reflected.
++ Annualized.
# Net investment income is based on average shares outstanding during the period.
* The Fund changed its fiscal year end from February 28, to October 31, effective October 31, 1997.








                  See Combined Notes to Financial Statements.

                                   EVERGREEN
                              Precious Metals Fund




                              Financial Highlights

                (For a share outstanding throughout each period)


                                                                                             Period Ended
                                                                                           April 30, 1998#*
                                                                                             (Unaudited)
 CLASS C SHARES
Net asset value beginning of period                                                          $   13.82
                                                                                             -----------
 ..........................................................................................................
Income (loss) from investment operations
 ..........................................................................................................
Net investment loss                                                                             (0.04)
 ..........................................................................................................
Net realized and unrealized gain on investments and foreign currency related transactions        1.82
                                                                                             -----------
 ..........................................................................................................
Total from investment operations                                                                 1.78
                                                                                             -----------
 ..........................................................................................................
Net asset value end of period                                                                $   15.60
                                                                                             -----------
 ..........................................................................................................





Total return +                                                                                   12.88%
 ..........................................................................................................
Ratios/supplemental data Ratios to average net assets:
 Total expenses                                                                                  2.81%++
 ..........................................................................................................
 Total expenses excluding indirectly paid expenses                                               2.81%++
 ..........................................................................................................
 Net investment loss                                                                            (1.15%)++
 ..........................................................................................................
Portfolio turnover rate                                                                           13%
 ..........................................................................................................
Average commission rate paid                                                              $   0.0147
 ..........................................................................................................
Net assets end of period (thousands)                                                      $      786
 ..........................................................................................................

+  Initial sales charge or contingent deferred sales charge is not reflected.
++ Annualized.
# Net investment income is based on average shares outstanding during the period.
* For the period from January 29, 1998 (commencement of class operations) to April 30, 1998.






                  See Combined Notes to Financial Statements.

                                   EVERGREEN
                           Global Opportunities Fund




                            Schedule of Investments

                           April 30, 1998 (unaudited)




       Shares                                                     Value
COMMON STOCKS -- 96.0%
                     ARGENTINA -- 0.2%
                     Oil/Energy -- 0.2%
       65,300        Transportadora de Gas del Sur
                     SA, ADR ("TGS") ..................     $  755,031
                                                            ==========
                     AUSTRALIA -- 0.9%
                     Business Equipment &
                     Services -- 0.1%
       61,278        Computershare Ltd. ...............        205,838
                                                            ----------
                     Finance & Insurance -- 0.4%
      104,638        QBE Insurance Group Ltd. .........        480,481
      436,122        Tyndall Australia Ltd. ...........        753,821
                                                            ----------
                                                             1,234,302
                                                            ----------
                     Healthcare Products &
                     Services -- 0.4%
       48,943        Cochlear Ltd. ....................        215,481
      784,553        Sonic Healthcare Ltd. ............      1,049,036
                                                            ----------
                                                             1,264,517
                                                            ----------
                     Total Australia ..................      2,704,657
                                                            ==========
                     AUSTRIA -- 0.5%
                     Food & Beverage Products -- 0.5%
       40,470        Julius Meinl International .......      1,394,246
                                                            ==========
                     CANADA -- 0.9%
                     Finance & Insurance -- 0.8%
       23,300        Dundee Bancorp, Inc., Cl. A ......        465,202
      127,200        Mackenzie Financial Corp. ........      1,912,514
                                                            ----------





                                                             2,377,716
                                                            ----------
                     Oil/Energy -- 0.1%
      21,400 *       Seven Seas Petroleum, Inc. .......        454,750
                                                            ----------
                     Total Canada .....................      2,832,466
                                                            ==========
                     DENMARK -- 0.4%
                     Banks -- 0.4%
       10,400        Jyske Bank AS ....................      1,208,215
                                                            ==========
                     FINLAND -- 0.2%
                     Paper & Packaging -- 0.2%
       31,350        Valmet OYJ .......................        519,756
                                                            ==========
                     FRANCE -- 7.0%
                     Advertising & Related Services --
                     0.3%
       11,500        Dauphin O.T.A. ...................      1,063,717
                                                            ----------
                     Automotive Equipment &
                     Manufacturing -- 0.3%
       11,911        Sylea ............................      1,079,936
                                                            ----------
                     Building, Construction &
                     Furnishings -- 0.4%
        8,983        Societe Technip ..................      1,141,742
                                                            ----------
                     Business Equipment &
                     Services -- 1.1%
      21,150 *       ATOS SA ..........................      3,536,142
                                                            ----------
                     Electrical Equipment &
                     Services -- 0.9%
        6,642        Le Carbone Lorraine ..............      2,723,761
                                                            ----------


       Shares                                                     Value
COMMON STOCKS -- continued
                     Engineering -- 0.3%
       20,474        Assystem SA ......................     $  946,893
                                                            ----------
                     Finance & Insurance -- 0.6%
        8,430        Scor .............................        520,021
        2,116 *      Societe Eurafrance SA ............      1,189,832
                                                            ----------
                                                             1,709,853
                                                            ----------

                     Food & Beverage Products -- 0.3%
       14,700        Pernod Ricard SA .................      1,014,889
                                                            ----------
                     Healthcare Products &
                     Services -- 0.1%
        1,000        Ile de France Pharmaceutique .....        214,440
                                                            ----------
                     Industrial Specialty Products &
                     Services -- 0.1%
        2,873        Manutan ..........................        224,640
                                                            ----------
                     Machinery--Diversified -- 1.5%
        8,475        GFI Industries SA ................      2,114,873
       15,460        Norbert Dentressangle SA .........      2,199,019
        3,200        Sidel ............................        244,884
                                                            ----------
                                                             4,558,776
                                                            ----------
                     Manufacturing--Distributing -- 1.0%
       74,820        Grandoptical Photoservice ........      3,012,218
                                                            ----------
                     Textile & Apparel -- 0.1%
        2,400        Deveaux SA .......................        347,363
                                                            ----------
                     Transportation -- 0.0%)
        1,710        Faiveley SA ......................         73,964
                                                            ----------
                     Total France .....................     21,648,334
                                                            ==========
                     GERMANY -- 4.3%
                     Automotive Equipment &
                     Manufacturing -- 1.1%
      186,450        SAI Automotive AG ................      3,324,733
                                                            ----------
                     Building, Construction &
                     Furnishings -- 0.1%
          830        Grohe (Friedrich) AG .............        261,319





                                                            ----------
                     Household Products &
                     Services -- 0.3%
       69,400        Gerresheimer Glas AG .............      1,003,555
                                                            ----------
                     Information Services &
                     Technology -- 2.0%
      135,410        Boewe Systec AG ..................      6,338,324
                                                            ----------
                     Metal Products & Services -- 0.7%
       14,250        KM Europa Metal AG ...............      2,024,881
                                                            ----------
                     Publishing, Broadcasting &
                     Entertainment -- 0.1%
          280        Springer (Axel) Verlag AG ........        248,865
                                                            ----------
                     Retailing & Wholesale -- 0.0% (a)
        2,550        Moebel Walther AG ................        106,573
                                                            ----------
                     Total Germany ....................     13,308,250
                                                            ==========
                     IRELAND -- 1.2%
                     Diversified Companies -- 1.1%
      380,247        DCC Plc ..........................      3,469,641
                                                            ----------

                                   EVERGREEN
                           Global Opportunities Fund




                      Schedule of Investments (continued)

                           April 30, 1998 (unaudited)




        Shares                                                     Value
COMMON STOCKS -- continued
                      Finance & Insurance -- 0.1%
        26,000        Irish Life Plc ...................     $  241,257
                                                             ----------
                      Total Ireland ....................      3,710,898
                                                             ==========
                      ISRAEL -- 0.1%
                      Pharmaceuticals -- 0.1%
         7,000        Teva Pharmaceutical Industries
                      Ltd., ADR ........................        298,375
                                                             ==========
                      ITALY -- 2.4%
                      Automotive Equipment &
                      Manufacturing -- 0.4%
        94,250        Brembo SpA .......................      1,274,332
                                                             ----------
                      Finance & Insurance -- 0.7%
        71,700        Mediolanum SpA ...................      2,149,361
                                                             ----------
                      Industrial Specialty Products &
                      Services -- 0.8%
       435,000        Interpump Group SpA ..............      2,385,765
        44,000        Manuli Rubber ....................        238,462
                                                             ----------
                                                              2,624,227
                                                             ----------
                      Telecommunication Services &
                      Equipment -- 0.5%
        22,100        Ericsson SpA .....................      1,397,352
                                                             ----------
                      Total Italy ......................      7,445,272
                                                             ==========
                      JAPAN -- 2.6%
                      Advertising & Related
                      Services -- 0.2%
        29,300        Asatsu, Inc. .....................        526,931
                                                             ----------
                      Building, Construction &
                      Furnishings -- 0.3%
       126,000        Nishimatsu Construction ..........        542,693





        89,000        Okumura Corp. ....................        329,530
                                                             ----------
                                                                872,223
                                                             ----------
                      Consumer Products &
                      Services -- 0.3%
        34,000        Hitachi Maxell ...................        647,423
         6,000        Matsumotokiyoshi .................        207,194
                                                             ----------
                                                                854,617
                                                             ----------
                      Electrical Equipment &
                      Services -- 0.5%
        10,800        Aiwa Co. Ltd. ....................        322,351
        11,600        Mabuchi Motor Co. ................        671,422
        23,000        Matsushita Kotobuk ...............        637,827
                                                             ----------
                                                              1,631,600
                                                             ----------
                      Finance & Insurance -- 0.8%
       160,000        Dowa Fire & Marine Insurance Co. .        513,828
         9,000        Orix Corp. .......................        622,261
         3,900        Shohkoh Fund & Co. Ltd. ..........      1,240,668
                                                             ----------
                                                              2,376,757
                                                             ----------


        Shares                                                     Value
COMMON STOCKS -- continued
                      Food & Beverage Products -- 0.2%
        25,000        Chukyo Coca Cola .................     $  202,131
        12,000        Kinki Coca Cola Bottling .........        141,454
        19,000        Kirin Beverage Corp. .............        371,845
                                                             ----------
                                                                715,430
                                                             ----------
                      Industrial Specialty Products &
                      Services -- 0.2%
         2,000        Disco Corp. ......................         57,428
        51,500        THK Co. ..........................        494,219
                                                             ----------
                                                                551,647
                                                             ----------
                      Retailing & Wholesale -- 0.1%
         2,310        Fujimi, Inc. .....................         92,686
         2,600        Ryohin Keikaku Co ................        222,004
        10,000        Yamada Denki Co. .................        105,033
                                                             ----------
                                                                419,723
                                                             ----------
                      Total Japan ......................      7,948,928
                                                             ==========
                      NETHERLANDS -- 4.1%
                      Diversified Companies -- 1.5%
        75,562        Fugro NV Certificate .............      2,992,406
        34,941        GTI Holding NV ...................      1,305,898
         7,700        Unique Intl NV ...................        245,092
                                                             ----------
                                                              4,543,396
                                                             ----------
                      Finance & Insurance -- 0.2%
         7,700        Kempen & Co. NV ..................        546,978
                                                             ----------
                      Food & Beverage Products -- 0.7%
        29,395        De Boer Unigro NV ................      1,440,575
        26,330        Nutreco Holding NV ...............        939,752
                                                             ----------
                                                              2,380,327
                                                             ----------
                      Manufacturing--Distributing -- 0.8%
        72,400        Koninklijke Ahrend Groep NV ......      2,508,787
                                                             ----------
                      Publishing, Broadcasting &
                      Entertainment -- 0.1%
        10,000        Endemol Entertainment NV .........        232,167
                                                             ----------
                      Retailing & Wholesale -- 0.8%
        45,386        Ceteco Holding NV Certificate ....      2,536,547
                                                             ----------
                      Total Netherlands ................     12,748,202
                                                             ==========
                      NORWAY -- 1.6%
                      Banks -- 0.5%
       137,000        Den Norske Bank AS ...............        720,226
        89,700        Fokus Bank ASA ...................        757,870
                                                             ----------





                                                              1,478,096
                                                             ----------
                      Business Equipment &
                      Services -- 0.7%
       89,810 *       Tandberg ASA .....................      2,047,556
                                                             ----------
                      Telecommunication Services &
                      Equipment -- 0.4%
      103,563 *       Tandberg Television ASA ..........      1,374,997
                                                             ----------
                      Total Norway .....................      4,900,649
                                                             ==========

                                   EVERGREEN
                           Global Opportunities Fund




                      Schedule of Investments (continued)

                           April 30, 1998 (unaudited)




       Shares                                                     Value
COMMON STOCKS -- continued
                     PORTUGAL -- 0.1%
                     Finance & Insurance -- 0.1%
       11,750        Banco Comercial Portugues SA .....     $  411,937
                                                            ==========
                     SOUTH AFRICA -- 1.1%
                     Diversified Companies -- 0.2%
       89,200        Rembrandt Group Ltd. .............        811,872
                                                            ----------
                     Finance & Insurance -- 0.9%
       78,700        Liberty Life Association of Africa,     2,662,782
                     Ltd.                                   ----------
                     Total South Africa ...............      3,474,654
                                                            ==========
                     SPAIN -- 1.6%
                     Food & Beverage Products -- 1.4%
      28,300 *       Baron de Ley SA ..................        866,838
      27,370         Campofrio Alimentacion SA ........      2,244,592
       9,095 *       Telepizza ........................      1,307,817
                                                            ----------
                                                             4,419,247
                                                            ----------
                     Leisure & Tourism -- 0.2%
       10,400        Sol Melia SA .....................        495,076
                                                            ----------
                     Total Spain ......................      4,914,323
                                                            ==========
                     SWEDEN -- 2.1%
                     Consumer Products &
                     Services -- 0.4%
     376,100 *       Swedish Match Co. AB .............      1,301,922
                                                            ----------
                     Healthcare Products &
                     Services -- 0.8%
      116,400        Getinge Industrier AB, Ser. B ....      2,585,998
                                                            ----------
                     Manufacturing--Distributing -- 0.1%
       12,000        BT Industries AB .................        240,248
                                                            ----------
                     Metal Products & Services -- 0.1%
      14,700 *       Granges AB .......................        267,722
                                                            ----------
                     Retailing & Wholesale -- 0.7%
       56,200        Lindex AB ........................      2,141,436
                                                            ----------
                     Total Sweden .....................      6,537,326
                                                            ==========
                     SWITZERLAND -- 6.9%
                     Advertising & Related
                      Services -- 0.2%
        1,525        Societe Generale D'Affichage .....        579,307
                                                            ----------
                     Automotive Equipment &





                     Manufacturing -- 0.3%
        2,675        Fischer Georg AG .................      1,033,989
                                                            ----------
                     Banks -- 0.2%
          190        Verwalt & Private Bank ...........        522,959
                                                            ----------
                     Business Equipment &
                     Services -- 0.3%
        3,190        Danzas Holding AG ................        856,761
                                                            ----------
                     Diversified Companies -- 0.3%
        4,000        Valora Holding AG ................      1,044,985
                                                            ----------
                     Electrical Equipment &
                     Services -- 0.7%
        4,185        Phoenix Meccano AG ...............      2,245,201
                                                            ----------





       Shares                                                     Value
COMMON STOCKS -- continued
                     Food & Beverage Products -- 1.6%
        2,110        Hero AG ..........................     $1,476,508
        1,546        Lindt & Spruengli AG .............      3,379,460
                                                            ----------
                                                             4,855,968
                                                            ----------
                     Healthcare Products &
                     Services -- 1.1%
          711        Disetronic Holding AG ............      2,004,352
        1,480        Phonak Holding AG ................      1,301,966
                                                            ----------
                                                             3,306,318
                                                            ----------
                     Leisure & Tourism -- 1.9%
        1,075        Kuoni Reisen Holding AG ..........      5,767,244
                                                            ----------
                     Retailing & Wholesale -- 0.3%
       9,600 *       Tag Heuer International SA .......      1,010,863
                                                            ----------
                     Total Switzerland ................     21,223,595
                                                            ==========
                     UNITED KINGDOM -- 18.7%
                     Advertising & Related
                      Services -- 2.3%
    3,330,100        Aegis Group Plc ..................      5,124,636
      241,800        Cordiant Commerce Plc ............        473,217
      126,500        Dorling Kindersley Holdings Plc ..        543,803
      305,050        Saatchi & Saatchi Plc ............        806,206
                                                            ----------
                                                             6,947,862
                                                            ----------
                     Aerospace & Defense -- 0.6%
      511,490        Alvis Plc ........................      1,368,911
       33,300        Close Brothers Group Plc .........        424,998
                                                            ----------
                                                             1,793,909
                                                            ----------
                     Building, Construction &
                     Furnishings -- 0.9%
      208,310        Berkeley Group Plc ...............      2,679,504
                                                            ----------
                     Business Equipment &
                     Services -- 2.1%
      553,916        Capita Group Plc .................      4,679,002
      486,132        Corporate Services Group Plc .....      1,959,698
                                                            ----------
                                                             6,638,700
                                                            ----------
                     Chemical & Agricultural
                     Products -- 0.4%
      155,900        Courtaulds Plc ...................      1,144,797
                                                            ----------
                     Consumer Products &
                     Services -- 0.6%
       88,100        Helen of Troy Ltd. ...............      1,789,531
                                                            ----------
                     Diversified Companies -- 0.5%
       30,500        DCC Plc ..........................        275,494
      172,113        Lonrho Plc .......................      1,240,820
                                                            ----------
                                                             1,516,314
                                                            ----------
                     Electrical Equipment &





                     Services -- 1.2%
       90,400        Critchley Group Plc ..............      1,239,939
      475,163        Pressac Holdings Plc .............      2,344,674
                                                            ----------
                                                             3,584,613
                                                            ----------
                     Finance & Insurance -- 0.2%
      276,700        Sedgwick Group Plc ...............        712,768
                                                            ----------

                                   EVERGREEN
                           Global Opportunities Fund




                      Schedule of Investments (continued)

                           April 30, 1998 (unaudited)




       Shares                                                     Value
COMMON STOCKS -- continued
                     Food & Beverage Products -- 0.6%
       188,400       Allied Domecq Plc ................     $1,938,090
                                                            ----------
                     Healthcare Products &
                     Services -- 0.7%
        82,000       London International Group Plc ...        270,208
       278,703       Westminster Healthcare Holdings Plc     1,846,098
                                                            ----------
                                                             2,116,306
                                                            ----------
                     Information Services &
                     Technology -- 2.6%
       322,700       Parity Plc .......................      4,188,694
       180,993       Sage Group Plc ...................      3,799,474
                                                            ----------
                                                             7,988,168
                                                            ----------
                     Leisure & Tourism -- 3.2%
       123,063       Compass Group Plc ................      2,130,521
       210,000       Games Workshop Group Plc .........      2,827,698
       168,770       Millennium & Copthorne Hotels Plc       1,648,641
       165,754       Regent Inns Plc ..................      1,053,575
       721,414       Vardon Plc .......................      2,160,009
                                                            ----------
                                                             9,820,444
                                                            ----------
                     Machinery -- Diversified 1.6%
     1,119,748       Ashtead Group Plc ................      5,057,105
                                                            ----------
                     Manufacturing--Distributing -- 0.9%
       383,900       Renishaw Plc .....................      2,729,135
                                                            ----------
                     Retailing & Wholesale -- 0.3%
        62,000       Carpetright Plc ..................        358,828
       152,778       Harvey Nichols Plc ...............        674,656
                                                            ----------
                                                             1,033,484
                                                            ----------
                     Total United Kingdom .............     57,490,730
                                                            ==========
                     UNITED STATES -- 39.1%
                     Advertising & Related
                     Services -- 0.6%
        67,200       ADVO, Inc. .......................      1,923,600
                                                            ----------
                     Banks -- 2.4%
        31,800       Astoria Financial Corp. ..........      1,858,312
        70,900       Dime Community Bancorp, Inc. .....      1,998,494
        28,700       SIS Bancorp, Inc. ................      1,234,100
        72,500       TCF Financial Corp. ..............      2,360,781
                                                            ----------
                                                             7,451,687
                                                            ----------
                     Building, Construction &
                     Furnishings -- 0.9%





        57,500       General Cable Corp. ..............      2,605,469
                                                            ----------
                     Business Equipment &
                     Services -- 2.0%
        55,000 *     Lason Holdings, Inc. .............      2,145,000
        38,600       Market Facts, Inc. ...............        885,388
        64,400 *     Rental Service Corp. .............      1,871,625
        33,600 *     Superior Consultant, Inc. ........      1,295,700
                                                            ----------
                                                             6,197,713
                                                            ----------
                     Chemical & Agricultural
                     Products -- 0.8%
        55,300       OM Group, Inc. ...................      2,450,481
                                                            ----------


       Shares                                                     Value
COMMON STOCKS -- continued
                     Consumer Products & Services --
                     1.6%
       69,700 *      Action Performance Co, Inc. ......     $2,415,540
       35,000 *      Scotts Co., Cl. A ................      1,277,500
       32,100        Universal Corp. ..................      1,201,744
                                                            ----------
                                                             4,894,784
                                                            ----------
                     Education -- 1.2%
        40,000       Career Education Corp. ...........        910,000
       137,000       Computer Learning Centers, Inc. ..      1,648,281
        46,600       CorporateFamily Solutions, Inc. ..      1,231,988
                                                            ----------
                                                             3,790,269
                                                            ----------
                     Electrical Equipment &
                     Services -- 2.8%
        13,900 *     Analog Devices, Inc. .............        541,231
        75,300       Applied Power, Inc., Cl. A .......      2,814,338
        45,000 *     Pri Automation, Inc. .............      1,202,344
        29,600 *     QLogic Corp. .....................      1,307,950
        12,100 *     Sipex Corp. ......................        241,622
        43,800 *     Vitesse Semiconductor Corp. ......      2,522,606
                                                            ----------
                                                             8,630,091
                                                            ----------
                     Finance & Insurance -- 3.1%
        50,000       Blanch E W Holdings, Inc. ........      1,763,640
        38,100       Capital RE Corp. .................      2,812,256
       100,300 *     First Alliance Co. ...............      1,658,084
        23,700 *     Freedom Secs Corp. ...............        525,844
        21,800       Investors Financial Services
                     Corp. ............................      1,171,750
        81,600       Penn-America Group, Inc. .........      1,647,300
                                                            ----------
                                                             9,578,874
                                                            ----------
                     Food & Beverage Products -- 1.7%
       42,100 *      Suiza Foods Corp. ................      2,494,425
       68,900 *      Twinlab Corp. ....................      2,695,713
                                                            ----------
                                                             5,190,138
                                                            ----------
                     Healthcare Products &
                     Services -- 3.8%
       68,500 *      Bioreliance Corp. ................      1,027,500
       38,986 *      Concentra Managed Care, Inc. .....      1,208,566
       89,600 *      Health Management Associates,
                     Inc., Cl. A ......................      2,822,400
       85,500 *      Idexx Laboratories, Inc. .........      1,883,672
      118,800 *      Mariner Health Group, Inc. .......      2,142,112
       35,966 *      Total Renal Care Holdings, Inc. ..      1,191,374
       48,500 *      Wesley Jessen Visioncare, Inc. ...      1,494,406
                                                            ----------
                                                            11,770,030
                                                            ----------
                     Industrial Specialty Products &
                     Services -- 0.8%
        79,100       Roper Industries, Inc. ...........      2,452,100
                                                            ----------
                     Information Services &
                     Technology -- 5.5%
       73,700 *      CCC Information Services Group,Inc.     1,791,831
       71,500 *      Discreet Logic, Inc. ..............     1,269,125
       96,700 *      Eletronics for Imaging, Inc. ......     1,979,328
       37,200 *      EMC Corp. .........................     1,715,850
       40,000 *      FileNet Corp. .....................     2,177,500
       55,200 *      JDA Software Group, Inc. ..........     2,780,700






                                   EVERGREEN
                           Global Opportunities Fund




                      Schedule of Investments (continued)

                           April 30, 1998 (unaudited)




     Shares                                                 Value
COMMON STOCKS -- continued
                Information Services &
                Technology -- continued
      19,400 *  Lycos, Inc. ........................    $  1,198,556
      19,525 *  Mobius Management Systems, Inc. ....         359,992
      92,700 *  Platinum Software Corp. ............       2,062,575
      47,500 *  SunGuard Data Systems, Inc. ........       1,692,188
                                                        ------------
                                                          17,027,645
                                                        ------------
                Oil/Energy -- 0.4%
      63,800 *  Basin Exploration, Inc. ............       1,270,019
                                                        ------------
                Oil Field Services -- 1.0%
      31,400 *  EVI, Inc. ..........................       1,672,050
      41,200 *  R & B Falcon Corp. .................       1,320,975
                                                        ------------
                                                           2,993,025
                                                        ------------
                Pharmaceuticals -- 0.3%
      19,300 *  Incyte Pharmacuticals, Inc. ........         869,706
                                                        ------------
                Publishing, Broadcasting &
                Entertainment -- 3.5%
      58,800 *  Big Flower Holdings, Inc. ..........       1,782,375
      33,800 *  Hearst-Argyle Television, Inc. .....       1,208,350
      36,300 *  Jacor Communications, Inc. .........       2,063,428
      38,600 *  Sinclair Broadcast Group, Inc., Cl. A      2,002,375
      42,000 *  Univision Communications, Inc. Cl. A .     1,609,125
      51,000 *  Valassis Communications, Inc. ......       2,001,750
                                                        ------------
                                                          10,667,403
                                                        ------------
                Retailing & Wholesale -- 1.1%
      29,400 *  Brylane, Inc. ......................       1,727,250
       8,800 *  Goodys Family Clothing, Inc. .......         432,850
      44,000    Michaels Stores, Inc. ..............       1,338,399
                                                        ------------
                                                           3,498,499
                                                        ------------
                Telecommunication Services &
                Equipment -- 3.6%
     135,000 *  Antec Corp. ........................       2,670,469
      43,200 *  Global TeleSystems Group, Inc. .....       2,038,500
      37,700 *  IDT Corp. ..........................       1,158,097
      22,500 *  Natural Microsystems Corp. .........         722,813
      22,500 *  Pacific Gateway Exchange, Inc. .....       1,283,906
      58,300 *  Pairgain Technologies, Inc. ........       1,073,084
      93,700    Scientific Atlanta, Inc. ...........       2,237,087
                                                        ------------
                                                          11,183,956
                                                        ------------
                Transportation -- 1.5%
      50,000    Covenant Transport, Inc., Cl. A ....         950,000
     120,200 *  Fritz Companies, Inc. ..............       1,750,413
      60,400 *  Mesaba Holdings Inc. ...............       1,996,975
                                                        ------------
                                                           4,697,388
                                                        ------------
                Utilities--Telephone -- 0.5%
      50,000 *  Star Telecommunications, Inc. ......       1,351,563
                                                        ------------
                Total United States ................     120,494,440
                                                        ============






     Shares                                                 Value
COMMON STOCKS -- continued
                Utilities--Telephone -- continued
                Total Common Stocks
                (cost $220,882,364).................    $295,970,284
                                                        ============
PREFERRED STOCKS -- 0.4%
                BRAZIL -- 0.4%
                Aerospace & Defense -- 0.4%
   72,696,030   Empresa Brasileira de
                Aeronautica ........................       1,271,298
                                                        ------------
                Telecommunication Services &
                Equipment 0.0% --
       48,084   Compania Riograndense de
                Telecommunica, Receipts ............          54,658
                                                        ------------
                Total Brazil .......................       1,325,956
                                                        ============
                Total Preferred Stocks
                (cost $1,337,486)...................       1,325,956
                                                        ============
Rights -- 0.0% (a)
                AUSTRALIA -- 0.0% (a)
                Finance & Insurance -- 0.0%
       43,612   Tyndall Australia Ltd., Expires 5/98.         17,636
                                                        ============
                PORTUGAL -- 0.0% (a)
                Finance & Insurance -- 0.0%
        2,323   Banco Comercial Portuges SA ........          38,517
                                                        ============
                Total Rights
                (cost $56,897)......................          56,153
                                                        ============
MUTUAL          FUND SHARES -- 0.2% NETHERLANDS -- 0.2% Mutual Funds -- 0.2%
       11,400   Orange Fund NV .....................         467,828
                                                        ============
                Total Mutual Fund Shares
                (cost $445,322).....................         467,828
                                                        ============


    Principal
     Amount                                                Value
REPURCHASE AGREEMENT -- 2.3%
                UNITED STATES -- 2.3%
$  7,231,000    Keystone Joint Repurchase Agreement,
                Investments in repurchase
                agreements, in a joint trading
                account, purchased 4/30/98, 5.52%
                maturing 5/1/98, maturity value
                $7,232,109 (b) ....................       7,231,000
                                                          ---------
                Total Repurchase
                Agreement
                (cost $7,231,000)..................       7,231,000
                                                          ---------
                Total Investments --
                 (cost $229,953,069) ..... 98.9%        305,051,221
                Other Assets and
                 Liabilities -- Net ......  1.1%          3,324,520
                                           ----         -----------
                Net Assets ...............  100%       $308,375,741
                                           ====        ============

*   Non-income producing securities.
(a) Less than one-tenth percent.
(b) The repurchase agreements are fully collateralized by U.S. government and/or agency obligations based on market prices plus accrued interest at April 30, 1998.





                  See Combined Notes to Financial Statements.

                                   EVERGREEN
                           Global Opportunities Fund




                      Schedule of Investments (continued)

                           April 30, 1998 (unaudited)

Summary of Portfolio Abbreviations:
ADR   American Depository Receipt


FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS

   Forward Foreign Currency Exchange Contracts to Sell:
                                                                                                  Unrealized
                                                              U.S. Value at     In Exchange      Appreciation
Exchange Date               Contracts to Deliver             April 30, 1998      for U.S. $     (Depreciation)
--------------   ----------------------------------------- ----------------   -------------   ---------------
7/27/98                2,592,888   Australian Dollar             $ 1,694,168      $ 1,693,000      $   (1,168)
5/1/98                    14,555   British Pound Sterling             24,346           24,263             (83)
5/6/98                   298,921   British Pound Sterling            500,005          498,779          (1,226)
5/6/98                   300,143   British Pound Sterling            502,048          500,818          (1,231)
5/6/98                   298,490   British Pound Sterling            499,283          498,060          (1,224)
5/4/98                 1,191,016   French Franc                      198,139          198,212              73
5/5/98                 1,218,428   French Franc                      202,700          202,296            (404)
5/18/98               72,106,905   French Franc                   12,008,179       11,890,000        (118,179)
5/29/98                2,940,308   French Franc                      489,154          490,084             929
5/4/98                   642,355   German Marks                      357,947          358,437             489
5/4/98                   236,797   German Marks                      131,954          131,840            (114)
5/18/98               14,369,018   German Marks                    8,015,138        7,940,000         (75,138)
5/4/98               443,311,065   Italian Lira                      250,267          250,600             333
5/6/98               547,562,399   Italian Lira                      309,122          308,225            (896)
5/6/98               734,504,138   Italian Lira                      414,658          413,456          (1,202)
7/27/98              930,959,430   Japanese Yen                    7,122,830        7,233,000         110,170
5/4/98                   473,592   Netherlands Guilder               234,440          234,905             465
5/5/98                 327,916.25  Netherlands Guilder               162,327          162,206            (120)
5/18/98               12,096,014   Netherlands Guilder             5,994,060        5,930,000         (64,060)
5/4/98                44,787,234   Spanish Peseta                    294,072          294,053             (19)
6/3/98               376,111,750   Spanish Peseta                  2,472,334        2,450,000         (22,334)
6/3/98                23,635,008   Swedish Krona                   3,055,936        2,960,000         (95,936)
5/1/98                     9,485   Swiss Franc                         6,321            6,307             (14)
5/4/98                   729,394   Swiss Franc                       486,101          489,001           2,900
5/4/98                   376,124   Swiss Franc                       250,666          252,162           1,496
5/18/98               14,023,290   Swiss Franc                     9,365,099        9,700,000         334,901

                  See Combined Notes to Financial Statements.

                                   EVERGREEN
                           International Growth Fund




                            Schedule of Investments

                           April 30, 1998 (unaudited)




       Shares                                                     Value
COMMON STOCKS -- 87.2%
                     ARGENTINA -- 0.3%
                     Oil/Energy -- 0.3%
        44,800       Transportadora de Gas del Sur
                     SA, ADR ("TGS") ..................     $  518,000
                                                            ==========
                     AUSTRALIA -- 2.7%
                     Banks -- 0.9%
       116,000       National Australia Bank Ltd. .....      1,649,410
                                                            ----------





                     Finance & Insurance -- 0.3%
        55,625       QBE Insurance Group Ltd. .........        255,421
       181,500       Tyndall Australia Ltd. ...........        313,716
                                                            ----------
                                                               569,137
                                                            ----------
                     Food & Beverage Products -- 0.2%
       162,000       Fosters Brewing Group Ltd. .......        352,920
                                                            ----------
                     Healthcare Products &
                     Services -- 1.0%
     1,369,387       Sonic Healthcare Ltd. ............      1,831,025
                                                            ----------
                     Machinery--Diversified -- 0.2%
       108,500       Evans Deakin Industries Ltd. .....        304,307
                                                            ----------
                      Manufacturing--Distributing -- 0.1%
        45,937       Siddons Ramset Ltd. ..............        215,730
                                                            ----------
                     Total Australia ..................      4,922,529
                                                            ==========
                     CANADA -- 3.5%
                     Banks -- 1.5%
       136,100       National Bank of Canada ..........      2,807,755
                                                            ----------
                     Chemical & Agricultural
                     Products -- 0.7%
        13,780       Potash Corp. of Saskatchewan, Inc.      1,227,716
                                                            ----------
                     Finance & Insurance -- 0.4%
         6,000 *     BRL Enterprises, Inc. ............         21,190
        16,400       Power Corp. of Canada ............        655,449
                                                            ----------
                                                               676,639
                                                            ----------
                     Publishing, Broadcasting &
                     Entertainment -- 0.9%
        87,305       Quebecor, Inc., Cl. B ............      1,737,003
                                                            ----------
                     Total Canada .....................      6,449,113
                                                            ==========
                     FINLAND -- 0.1%
                     Paper & Packaging -- 0.1%
        15,500       Valmet OYJ .......................        256,977
                                                            ==========
                     FRANCE -- 13.8%
                     Advertising & Related
                     Services -- 0.3%
         5,449       Dauphin O.T.A. ...................        504,017
                                                            ----------
                     Automotive Equipment &
                     Manufacturing -- 0.3%
         8,383       Compagnie Generale des
                     Etablissements Michelin, Cl. B ...        528,418
                                                            ----------
                     Banks -- 2.2%
       20,250 *      Banque Nationale de Paris ........      1,707,994
        2,400 *      Cie Fin de Paribas, Cl. A ........        255,531
        20,353       Credit Commerce de France ........      1,625,260


       Shares                                                     Value
COMMON STOCKS -- continued
                     Banks -- continued
         2,500       Societe Generale SA ..............     $  520,712
                                                            ----------
                                                             4,109,497
                                                            ----------
                     Building, Construction &
                     Furnishings -- 1.0%
        19,317       Lafarge SA .......................      1,825,329
                                                            ----------
                     Business Equipment &
                     Services -- 1.5%
       16,829 *      ATOS SA ..........................      2,813,699
                                                            ----------
                     Electrical Equipment &
                     Services -- 0.4%
         1,900       Le Carbone Lorraine ..............        779,155
                                                            ----------
                     Finance & Insurance -- 3.6%
        22,800       AXA-UAP ..........................      2,677,891
        17,970       Scor .............................      1,108,514
        4,829 *      Societe Eurafrance SA ............      2,715,358
                                                            ----------
                                                             6,501,763
                                                            ----------





                     Food & Beverage Products -- 1.0%
        26,350       Pernod Ricard SA .................      1,819,206
                                                            ----------
                     Healthcare Products &
                     Services -- 1.7%
        62,511       Rhone-Poulenc SA, Cl. A ..........      3,058,474
                                                            ----------
                     Information Services &
                     Technology -- 0.3%
        11,800       Dassault Systemes SA .............        463,284
                                                            ----------
                     Machinery--Diversified -- 0.3%
         4,347       Norbert Dentressangle SA .........        618,314
                                                            ----------
                     Oil/Energy -- 1.2%
        16,945       Societe Nationale Elf Aquitaine SA.     2,224,190
                                                            ----------
                     Total France .....................     25,245,346
                                                            ==========
                     GERMANY -- 7.2%
                     Automotive Equipment &
                     Manufacturing -- 0.6%
        10,850       Daimler- Benz AG .................      1,059,274
                                                            ----------
                     Information Services &
                     Technology -- 0.8%
        30,620       Boewe Systec AG ..................      1,433,273
                                                            ----------
                     Metal Products & Services -- 0.4%
         4,725       KM Europa Metal AG ...............        671,408
                                                            ----------
                     Paper & Packaging -- 0.7%
         4,875       Schmalbach Lubeca AG .............      1,200,176
                                                            ----------
                     Publishing, Broadcasting &
                     Entertainment -- 0.9%
         1,960       Springer (Axel) Verlag AG ........      1,742,052
                                                            ----------
                     Retailing & Wholesale -- 2.2%
         9,070       Karstadt AG ......................      4,093,895
                                                            ----------
                     Utilities--Electric -- 1.6%
        59,230       Berliner Kraft & Licht AG ........      2,970,494
                                                            ----------
                     Total Germany ....................     13,170,572
                                                            ==========

                                   EVERGREEN
                           International Growth Fund




                      Schedule of Investments (continued)

                           April 30, 1998 (unaudited)




       Shares                                        Value
COMMON STOCKS -- continued
                     GREECE -- 0.3%
                     Banks -- 0.3%
        6,000        Ergo Bank SA, GDR .....................          $  564,903
                                                                      ==========
                     HONG KONG -- 0.2%
                     Leisure &
                     Tourism -- 0.2%
      618,000        Mandarin Oriental International, Ltd...             438,780
                                                                      ==========
                     INDIA -- 0.1%
                     Textile & Apparel -- 0.1%
      14,000 *       Reliance Industries Ltd., GDR, 144A ...             127,750
       5,000 *       Reliance Industries Ltd., GDS .........              45,625
                                                                      ----------
                     Total India ...........................             173,375
                                                                      ==========
                     ITALY -- 3.3%
                     Finance &





                     Insurance -- 0.2%
      117,000        Parmalat Finanziara SpA ...............             263,875
                                                                      ----------
                     Publishing,
                     Broadcasting &
                     Entertainment -- 0.9%
      152,450        Arn Mondadori Edit SpA ................           1,721,716
                                                                      ----------
                     Telecommunication
                     Services &
                     Equipment -- 2.2%
      157,500        Telecom Italia Mobile .................             898,044
                     (TIM) SpA
      414,598        Telecom Italia SpA ....................           3,101,264
                                                                      ----------
                                                                       3,999,308
                                                                      ----------
                     Total Italy ...........................           5,984,899
                                                                      ==========
                     JAPAN -- 2.9%
                     Automotive Equipment &
                       Manufacturing -- 0.2%
       13,000        Toyota Motor Corp. ....................             338,900
                                                                      ----------
                     Business Equipment &
                            Services -- 0.4%
       38,000        Fujitsu Ltd. ..........................             443,630
        6,000        Secom Co. Ltd. ........................             353,635
                                                                      ----------
                                                                         797,265
                                                                      ----------
                     Consumer Products &
                     Services -- 0.2%
       28,000        Kao Corp. .............................             411,516
          600        Sony Corp. ............................              49,917
                                                                      ----------
                                                                         461,433
                                                                      ----------
                     Finance &
                     Insurance -- 0.7%
        3,190        Nichiei Co. Ltd. ......................             248,277
        2,000        Shohkoh Fund & Co. Ltd.................             636,240
       15,000        Sumitomo Fire & Marine
                     Insurance Co. .........................              89,429
       69,000        Yasuda Fire & Marine Insurance Co......             312,831
                                                                      ----------
                                                                       1,286,777
                                                                      ----------
                     Healthcare Products &
                     Services -- 0.4%
       36,000        Taisho Pharmaceutical Co...............             761,674
                                                                      ----------
                     Leisure &
                     Tourism -- 0.6%
       30,000        Fuji Photo Film Co.....................           1,067,704
                                                                      ----------
                     Retailing &
                     Wholesale -- 0.2%
        5,000        Seven-Eleven Japan Co. Ltd. ...........             334,366
                                                                      ----------



       Shares                                        Value
COMMON STOCKS -- continued
                     Utilities--Telephone -- 0.2%
           40        Nippon Telephone & Telegraph Corp.              $  350,612
                                                                      ----------
                     Total Japan ...........................           5,398,731
                                                                      ==========
                     MEXICO -- 0.3%
                     Food & Beverage
                     Products -- 0.3%
       15,610        Panamerican Beverages, Inc., Cl. A ....             622,449
                                                                      ----------
                     NETHERLANDS -- 7.6%
                     Advertising & Related
                     Services -- 0.5%
       40,000        Telegraaf Holdings NV Certificate .....             920,747
                                                                      ----------
                     Building, Construction &
                     Furnishings -- 0.7%
       78,700        Boskalis Westminster NV ...............           1,289,525
                                                                      ----------
                     Consumer Products &
                     Services -- 1.4%
       29,715        Philips Electronics NV ................           2,610,966





                                                                      ----------
                     Diversified
                     Companies -- 0.7%
        7,480        Fugro NV Certificate                                296,223
       15,196        Unilever NV CVA .......................           1,081,721
                                                                      ----------
                                                                       1,377,944
                                                                      ----------
                     Finance &
                     Insurance -- 1.3%
       18,315        AEGON NV ..............................           2,373,579
                                                                      ----------
                     Food & Beverage Products -- 1.1%
       29,910        De Boer Unigro NV .....................           1,465,814
       16,710        Koninklijke Ahold NV ..................             516,164
                                                                      ----------
                                                                       1,981,978
                                                                      ----------
                     Oil/Energy -- 1.1%
       35,095        Royal Dutch Petroleum Co. .............           1,933,604
                                                                      ----------
                     Retailing &
                     Wholesale -- 0.2%
        5,665        Ceteco Holding NV Certificate..........             316,607
                                                                      ----------
                     Transportation -- 0.6%
       27,100        Koninklijke Van Ommeren NV
                     Certificate ...........................           1,167,121
                                                                      ----------
                     Total Netherlands .....................          13,972,071
                                                                      ==========
                     SOUTH AFRICA -- 2.4%
                     Diversified Companies -- 0.8%
      102,000        Rembrandt Controlling
                     Investments Ltd. ......................             615,552
       65,200        Rembrandt Group Ltd.                                593,431
       73,000        Technical & Industrial
                     Investments Ltd. ......................             350,267
                                                                      ----------
                                                                       1,559,250
                                                                      ----------
                     Finance &
                     Insurance -- 1.3%
       58,725        Liberty Life Association of Africa, Ltd.          1,986,936
       90,000        Tegniese Beleggings Korp BPK ..........             400,673
                                                                      ----------
                                                                       2,387,609
                                                                      ----------
                     Retailing &
                     Wholesale -- 0.3%
      339,250        New Clicks Holdings Ltd. ..............             537,000
                                                                      ----------
                     Total South Africa ....................           4,483,859
                                                                      ==========

                                   EVERGREEN
                           International Growth Fund




                      Schedule of Investments (continued)

                           April 30, 1998 (unaudited)




        Shares                                          Value
COMMON STOCKS -- continued
                      SPAIN - 2.7%
                      Banks - 1.8%
        14,380        Banco Popular Espana SA ..............          $1,180,237
        35,700        Banco Santander SA ...................           1,886,967
         2,792        Corporacion Bancaria de Espana SA ....             232,819
                                                                      ----------
                                                                       3,300,023
                                                                      ----------
                      Oil/Energy - 0.9%
        30,650        Repsol SA (RG) .......................           1,680,417





                                                                      ----------
                      Total Spain ..........................           4,980,440
                                                                      ==========
                      SWEDEN - 9.7%
                      Automotive Equipment &
                      Manufacturing - 1.2%
        73,000        Volvo AB, Ser. B .....................           2,130,974
                                                                      ----------
                      Banks - 1.4%
       100,200        Skandinaviska Enskilda Banken, Ser. B.           1,669,568
        14,700        Sparbanken Sverige AB, Ser. A ........             459,494
        10,500        Svenska Handelsbanken, Ser. A ........             476,040
                                                                      ----------
                                                                       2,605,102
                                                                      ----------
                      Building, Construction &
                      Furnishings -- 1.6%
        85,800        Assa Abloy AB, Ser. B ................           2,992,250
                                                                      ----------
                      Consumer Products &
                      Services -- 1.3%
        17,500        Electrolux AB, Ser. B ................           1,627,486
       235,700        Swedish Match Co. AB .................             815,908
                                                                      ----------
                                                                       2,443,394
                                                                      ----------
                      Healthcare Products &
                      Services -- 4.0%
       186,982        Astra AB, Ser. A .....................           3,840,111
        41,600        Getinge Industrier AB, Ser. B ........             924,206
        56,387        Pharmacia & Upjohn, Inc...............           2,458,100
                                                                      ----------
                                                                       7,222,417
                                                                      ----------
                      Metal Products &
                      Services -- 0.2%
        16,750        Granges AB ...........................             305,057
                                                                      ----------
                      Real Estate -- 0.0%
        14,700        Mandamus AB ..........................                   0
                                                                      ----------
                      Total Sweden .........................          17,699,194
                                                                      ==========
                      SWITZERLAND -- 11.8%
                      Advertising & Related
                      Services -- 1.1%
         6,295        Edipresse SA .........................           2,013,729
                                                                      ----------
                      Building, Construction &
                      Furnishings -- 1.8%
         3,185        Holderbank Financiere Glarus AG ......           3,370,729
                                                                      ----------
                      Business Equipment &
                      Services -- 1.1%
         1,140        SGS Holding AG .......................           1,941,153
                                                                      ----------
                      Food & Beverage
                      Products -- 5.5%
         1,170        Hero AG ..............................             818,727
           550        Lindt & Spruengli AG .................           1,202,266
         4,155        Nestle SA ............................           8,058,014
                                                                      ----------
                                                                      10,079,007
                                                                      ----------


        Shares                                                            Value
COMMON STOCKS -- continued
                      Healthcare Products &
                      Services -- 2.3%
         1,722        Novartis AG ..........................          $2,855,272
           806        Novartis AG, Registered Shares .......           1,332,143
                                                                      ----------
                                                                       4,187,415
                                                                      ----------
                      Total Switzerland ....................          21,592,033
                                                                      ==========
                      UNITED KINGDOM -- 18.3%
                      Advertising & Related
                      Services -- 1.8%
       319,950        Cordiant Commerce Plc ................             626,161
       132,000        Pearson Publishing Plc ...............           2,068,862
       251,350        Saatchi & Saatchi Plc ................             664,284
                                                                      ----------
                                                                       3,359,307
                                                                      ----------
                      Aerospace & Defense -- 1.5%





       219,800        Close Brothers Group Plc .............           2,805,241
                                                                      ----------
                      Building, Construction &
                      Furnishings -- 0.3%
       236,000        Pilkington Plc .......................             495,420
                                                                      ----------
                      Diversified Companies -- 1.8%
       215,996        Lonrho Plc ...........................           1,557,188
       238,500        Morgan Crucible Co. Plc ..............           1,800,291
                                                                      ----------
                                                                       3,357,479
                                                                      ----------
                      Food & Beverage Products -- 4.0%
       337,686        B.A.T. Industries Plc ................           3,185,738
       236,814        Diageo Plc ...........................           2,820,365
        37,276        Diageo Plc, Ser. B ...................             317,993
       175,000        Gallaher Group Plc ...................             913,294
                                                                      ----------
                                                                       7,237,390
                                                                      ----------
                      Healthcare Products & Services -- 2.6%
        32,257        Glaxo Wellcome Plc ...................             911,861
       804,200        London International Group Plc .......           2,650,014
        19,600        SmithKline Beecham Plc, ADR ..........           1,167,425
                                                                      ----------
                                                                       4,729,300
                                                                      ----------
                      Leisure & Tourism -- 2.2%
       155,717        Compass Group Plc ....................           2,695,841
        61,960        Games Workshop Group Plc .............             834,306
       157,603        Vardon Plc ...........................             471,884
                                                                      ----------
                                                                       4,002,031
                                                                      ----------
                      Machinery--Diversified - 1.1%
       436,100        Ashtead Group Plc ....................           1,969,554
                                                                      ----------

                      Oil/Energy - 1.4%
       158,082        British Petroleum Co. Plc ............           2,498,804
                                                                      ----------
                      Retailing & Wholesale -- 0.2%
        62,000        Carpetright Plc ......................             358,827
                                                                      ----------
                      Telecommunication Services &
                      Equipment - 1.1%
       188,717        Vodafone Group Plc ...................           2,067,618
                                                                      ----------

                                   EVERGREEN
                           International Growth Fund




                      Schedule of Investments (continued)

                           April 30, 1998 (unaudited)




     Shares                                          Value
COMMON STOCKS -- continued
                Transportation -- 0.3%
       57,400   British Airways Plc ........................        $    598,161
                                                                    ------------
                Total United Kingdom .......................          33,479,132
                                                                    ============
                Total Common Stocks
                (cost $115,116,861).........................         159,952,403
                                                                    ============
PREFERRED STOCKS -- 1.4%
                BRAZIL -- 0.8%
                Aerospace & Defense -- 0.8%
   87,362,077   Empresa Brasileira de Aeronautica ..........           1,527,777
                                                                    ------------

                Telecommunication Services &
                Equipment -- 0.0% (a)





       41,316   Compania Riograndense de
                Telecommunica, Receipts ....................              46,964
                                                                    ------------
                Total Brazil ...............................           1,574,741
                                                                    ============
                FRANCE -- 0.1%
                Building, Construction &
                Furnishings -- 0.1%
        1,609   Lafarge SA .................................             147,757
                                                                    ============
                GERMANY -- 0.5%
                Building, Construction &
                Furnishings -- 0.5%
        3,000   Grohe (Friedrich) AG .......................             944,526
                                                                    ============
                Total Preferred Stocks
                (cost $2,430,846)...........................           2,667,024
                                                                    ============
RIGHTS -- 0.0% (a)
                AUSTRALIA -- 0.0% (a)
                Finance & Insurance -- 0.0%
      18,150 *  Tyndall Australia Ltd., Expires 5/98 .......               7,340
                                                                    ------------



     Shares                                                             Value
                RIGHTS -- continued FRANCE -- 0.0% (a) Building,  Construction &
                Furnishings -- 0.0%
           7 *  Lafarge SA, Expires 4/30/98 ................        $          6
                                                                    ============
                Total Rights
                (cost $6,195)...............................               7,346
                                                                    ============


   Principal
    Amount
CONVERTIBLE DEBENTURES -- 0.0% (a)
               BRAZIL -- 0.0%
               Iron & Steel -- 0.0%
 $   56,500 *  Compania Vale do Rio Doce
               Navegacao SA ................................                   5
                                                                      ----------
               Total Convertible Debentures
               (cost $0)....................................                   5
                                                                      ----------
REPURCHASE AGREEMENT -- 10.3%
               UNITED STATES -- 10.3%
 $18,834,000   Keystone Joint  Repurchase  Agreement,  Investments in repurchase agreements, in a joint trading account,  purchased 4/30/98, 5.52%
               maturing 5/1/98, maturity value $18,836,888
               (cost $18,834,000) (b).......................          18,834,000
                                                                      ----------
               Total Repurchase
               Agreements
               (cost $18,834,000)...........................          18,834,000
                                                                      ----------
               Total Investments --
                (cost $136,387,902) ................. 98.9%          181,460,778
               Other Assets and
                Liabilities -- Net ................... 1.1%            1,990,456
                                                      ----           -----------
               Net Assets ............................ 100%         $183,451,234
                                                      ====          ============

*    Non-income producing securities.
144A Securities that may be resold to qualified  institutional buyers under Rule
     144A of the Securities Act of 1933. These securities have been determined to be liquid under guidelines established by the Fund's Board of Trustees.
(a)  Less than one-tenth percent.
(b) The repurchase agreements are fully collateralized by U.S. government and/or agency obligations based on market prices plus accrued interest at April 30, 1998.

Summary of Portfolio Abbreviations:
ADR   American Depository Receipts
ADS   American Depository Shares
GDR   Global Depository Receipts
GDS   Global Depository Shares


                  See Combined Notes to Financial Statements.

                                   EVERGREEN
                           International Growth Fund




                      Schedule of Investments (continued)

                           April 30, 1998 (unaudited)

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS


  Forward Foreign Currency Exchange Contracts to Buy:

                                                                                           Unrealized
                                                       U.S. Value at     In Exchange      Appreciation
Exchange Date           Contracts to Receive          April 30, 1998      for U.S. $     (Depreciation)
---------------   --------------------------------   ----------------   -------------   ---------------
5/4/98              91,902,375    French Franc          $15,292,531      $15,271,249        $21,282
6/3/98             257,029,894    Spanish Peseta          1,689,561        1,658,659         30,902


 Forward Foreign Currency Exchange Contracts to Sell:
                                                                                             Unrealized
                                                         U.S. Value at     In Exchange      Appreciation
Exchange Date             Contracts to Deliver          April 30, 1998      for U.S. $     (Depreciation)
--------------   ------------------------------------ ----------------   -------------   ---------------
7/8/98               4,632,503   Australian Dollar          $ 3,025,626      $ 3,060,000      $   34,374
5/4/98              91,902,375   French Franc                15,292,531       15,100,000        (192,531)
8/5/98              90,763,678   French Franc                15,181,424       15,160,000         (21,424)
5/18/98             15,515,971   German Marks                 8,654,916        8,562,000         (92,916)
5/4/98             188,357,044   Greek Drachma                  599,119          597,011          (2,108)
5/7/98              91,682,755   Italian Lira                    51,759           51,653            (106)
7/27/98            625,868,100   Japanese Yen                 4,788,557        4,863,000          74,443
5/18/98             21,718,900   Netherlands Guilder         10,762,587       10,640,000        (122,587)
6/3/98             588,165,440   Spanish Peseta               3,866,248        3,830,000         (36,248)
6/3/98              74,717,136   Swedish Krona                9,660,704        9,360,000        (300,704)
5/18/98             21,408,525   Swiss Franc                 14,297,141       14,790,000         492,859

                  See Combined Notes to Financial Statements.

                                   EVERGREEN
                                 Latin America




                            Schedule of Investments

                           April 30, 1998 (Unaudited)




       Shares                                                              Value
COMMON STOCKS -- 59.5%





                     ARGENTINA -- 5.1%
                     Diversified Companies -- 0.7%
   146,483 *         CEI Citicorp Holdings SA, Cl. B .......          $  615,318
                                                                      ----------
                     Oil/Energy -- 2.8%
   209,979 *         Perez Compancia SA, Cl. B .............           1,262,157
    38,525           YPF Sociedad Anonima, ADR .............           1,343,559
                                                                      ----------
                                                                       2,605,716
                                                                      ----------
                     Telecommunication Services &
                     Equipment -- 1.6%
    13,400           Telecom Argentina STET -- France
                     Telecom SA, ADR .......................             482,400
    25,260           Telefonica de Argentina, ADR, Cl. B ...             974,089
                                                                      ----------
                                                                       1,456,489
                                                                      ----------
                     Total Argentina .......................           4,677,523
                                                                      ==========
                     BRAZIL -- 15.0
                     Finance & Insurance -- 1.1%
    25,550           Uniao de Bancos Brasileiros SA, GDR ...           1,015,613
                                                                      ----------
                     Machinery--Diversified -- 0.0% a)
    76,320 *         Inepar SA, Receipts ...................                   0
                                                                      ----------
                     Telecommunication Services &
                     Equipment -- 9.3%
    70,105 *         Telecomunicacoes Brasileiras SA,
                     ("Telebras") ADR ......................           8,539,665
                                                                      ----------
                     Utilities--Water -- 0.9%
 3,509,100 *         Companhia de Saneamento Basicodo
                     Estado ("SABESP") .....................             797,767
                                                                      ----------
                     Utilities -- 3.7%
    13,201 *         Cia Paulista De Forca E ...............                   0
                     Luz,Receipts
50,000,000           Companhia Paranaense de
                     Energia-Copel .........................             577,099
    26,700           Companhia Paranaense de
                     Energia-Copel, ADR, 6.25%,TIDES .......             380,475
                                                                      ----------
41,451,100           Eletrobras SA .........................           1,703,495
 2,859,500           Light Participacoes SA ................             700,092
                                                                      ----------
                                                                       3,361,161
                                                                      ----------
                     Total Brazil ..........................          13,714,206
                                                                      ==========
                     CHILE -- 0.4%
                     Chemical & Agricultural
                     Products -- 0.2%
     5,200           Sociedad Quimica y Minera de Chile
                     SA, ADR ...............................             225,875
                                                                      ----------
                     Industrial Specialty Products &
                     Services -- 0.2%
    10,234           Madeco SA, ADR ........................             163,744
                                                                      ----------
                     Total Chile ...........................             389,619
                                                                      ==========
                     COLOMBIA -- 1.1%
                     Finance & Insurance -- 0.3%
   110,952           Valores Bavaria SA ....................             276,354
                                                                      ----------
                     Food & Beverage Products -- 0.8%
   110,952           Bavaria ...............................             707,059
                                                                      ----------
                     Total Colombia ........................             983,413
                                                                      ==========


       Shares                                                              Value
COMMON STOCKS -- continued
                     MEXICO -- 36.3%
                     Building, Construction &
                     Furnishings -- 7.5%
   431,100           Apasco SA de CV ............................     $2,928,226
    56,300 *         Bufete Industrial ..........................        105,961
   444,800           Cemex SA de CV, Ser. B .....................      2,675,094
    44,000 *         Corp. Geo SA de CV, Ser. B .................        304,057
    49,200 *         Tubos de Acero de Mexico SA, ADR ...........        904,050
                                                                      ----------
                                                                       6,917,388
                                                                      ----------





                     Diversified Companies -- 1.1%
   166,400           Grupo Carso SA de CV, Ser. A1 ..............      1,047,849
                                                                      ----------
                     Finance & Insurance -- 8.2%
 1,511,950           Grupo Finance Banamex Accival SA de
                     CV, Ser. B .................................      4,724,844
 3,986,400 *         Grupo Financiero Bancomer SA
                     de CV, Cl. B ...............................      2,754,753
                                                                      ----------
                                                                       7,479,597
                                                                      ----------
                     Food & Beverage Products -- 8.9%
   437,480           Fomento Economico Mexicano
                     SA, Ser. B .................................      3,239,828
   517,320           GPO Industries Bimbo, Ser. A ...............      1,299,400
    69,300           Panamerican Beverages, Inc.,
                     Cl. A, ADR .................................      2,763,338
    61,000           Pepsi Gemex SA de CV .......................        827,312
                                                                      ----------
                                                                       8,129,878
                                                                      ----------
                      Machinery--Diversified -- 0.3%
    50,000           Industrias CH SA, Cl. B ....................        247,052
                                                                      ----------
                     Publishing, Broadcasting &
                     Entertainment -- 3.6%
    46,600 *         Grupo Televisa SA, ADR .....................      1,910,600
    75,850           TV Azteca SA de CV .........................      1,412,706
                                                                      ----------
                                                                       3,323,306
                                                                      ----------
                     Retailing & Wholesale -- 3.4%
   560,000           Cifra SA de CV, Cl. C ......................        952,264
   409,167           Cifra SA de CV, Ser. V .....................        718,937
   379,000           Organiz Soriana, Ser. B ....................      1,432,424
                                                                      ----------
                                                                       3,103,625
                                                                      ----------
                     Telecommunication Services &
                     Equipment -- 3.3%
    53,902           Telefonos de Mexico SA, ADR ................      3,052,201
                                                                      ----------
                     Total Mexico ...............................     33,300,896
                                                                      ==========
                     PERU -- 1.6%
                     Finance & Insurance -- 0.8%
   125,732           Cem Norte Pacasmay .........................        200,246
    29,000           Credicorp Ltd. .............................        485,750
                                                                      ----------
                                                                         685,996
                                                                      ----------
                     Telecommunication Services &
                     Equipment -- 0.8%
   162,500           Enrique Ferreyros ..........................        204,167

                                   EVERGREEN
                                 Latin America




                      Schedule of Investments (continued)

                           April 30, 1998 (Unaudited)




      Shares                                               Value
COMMON STOCKS -- continued
                 Telecommunication Services &
                 Equipment -- continued
        25,500   Telefonica del Peru SA, ADR .......    $   564,188
                                                        -----------
                                                            768,355
                                                        -----------
                 Total Peru ........................      1,454,351
                                                        ===========
                 Total Common Stocks
                 (Cost -- $46,272,408)..............     54,520,008





                                                        ===========
PREFERRED STOCKS -- 32.9%
                 BRAZIL -- 32.9%
                 Aerospace & Defense -- 2.6%
   136,607,347   Empresa Brasileira de Aeronautica .      2,388,971
                                                        -----------
                 Automotive Equipment &
                 Manufacturing -- 0.3%
     5,530,000 * Freios Varga SA ...................        241,238
                                                        -----------
                 Electrical Equipment & Services --
                 2.1%
    39,490,700   Compania Energetica de Minas Gerais      1,916,438
                                                        -----------
                 Iron & Steel -- 3.3%
    30,160,000 * Caemi Mineracao E Metalurgia SA ...      2,162,480
        35,347   Compania Vale do Rio Doce
                 Navegacao SA ......................        834,494
                                                        -----------
                                                          2,996,974
                                                        -----------
                 Oil/Energy -- 3.1%
   11,103,000 *  Petroleo Brasileiro SA,("Petrobras")     2,815,433
                                                        -----------
                 Telecommunication Services &
                 Equipment -- 21.5%
     5,674,600   Companhia Riograndense de
                 Telecomunica ......................      7,492,367
       110,700   Compania Riograndense de
                 Telecommunica, Receipts ...........        125,834
    24,600,000 * Ericsson Telecom SA ...............        752,853
     5,111,726   Telecomunicacoes de Minas Gerais ..        788,895
    19,644,921   Telecomunicacoes de Rio de Janiero SA    3,091,930
    22,017,860 * Telecomunicaoes de Sao Paulo SA ...      7,489,133
                                                        -----------
                                                         19,741,012
                                                        -----------
                 Total Brazil ......................     30,100,066
                                                        ===========
                 Total Preferred Stocks
                 (Cost -- $27,001,227)..............     30,100,066
                                                        ===========


      Shares                                               Value
WARRANTS -- 0.0% (a)
                 BRAZIL -- 0.0%
                 Machinery--Diversified -- 0.0%
        38,160   Inepar Energia, Warrants, Ser. B ...   $         0
        38,160   Inepar Energia, Warrants, Ser. C ...             0
                                                        -----------
                 Total Brazil .........................           0
                                                        ===========
                 Total Warrants
                 (Cost -- $0)..........................           0
                                                        ===========


    Principal
     Amount
CONVERTIBLE DEBENTURES -- 0.0% (a)
                BRAZIL -- 0.0%
                Iron & Steel -- 0.0%
  $   207,800   Compania Vale do Rio Doce Navegacao
                SA ...............................             18
                                                           ======
                Total Convertible Debentures
                (Cost -- $0)......................             18
                                                           ======
CORPORATE BONDS -- 0.0% (a)
                BRAZIL -- 0.0%
                Diversified Companies -- 0.0%
     200,000 *  Mesbla SA (c) ....................         31,700
                                                           ======
                Total Corporate Bonds
                (Cost -- $214,460)................         31,700
                                                           ======
REPURCHASE AGREEMENT -- 6.4%
                UNITED STATES -- 6.4%
    5,905,000   Keystone Joint Repurchase  Agreement,  Investments in repurchase agreements, in a joint trading account, purchased 4/30/98, 5.52%





                maturing 5/1/98, maturity value
                $5,905,905 (cost $5,905,000) (b)..      5,905,000
                                                        ---------
                Total Repurchase Agreement
                (Cost -- $5,905,000)..............      5,905,000
                                                        ---------
                Total Investments --
                (Cost $79,393,095) ...... 98.8%        90,556,792
                Other Assets and
                Liabilities -- Net ......  1.2%         1,080,445
                                          ----         ----------
                Net Assets ..............  100%       $91,637,237
                                          ====        ===========

*   Non-income producing securities.
(a) Less than one-tenth percent.
(b) The repurchase agreements are fully collateralized by U.S. government and/or agency obligations based on market prices plus accrued interest at April 30, 1998.
(c) Securities which have defaulted on payment of interest and/or principal. The Fund has stopped accruing income on those so identified. At April 30, 1998, the fair value of this security is $31,700 (0.03% of the Fund's net assets).



Summary of Portfolio Abbreviations:
ADR   American Depository Receipts
GDR   Global Depository Receipts
TIDES Term Income Deferrable Equity Securities

                                   EVERGREEN
                                 Latin America




                      Schedule of Investments (continued)

                           April 30, 1998 (Unaudited)

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS

Forward Foreign Currency Exchange Contracts to Buy:
                                                                                            Unrealized
                                                        U.S. Value at     In Exchange      Appreciation
Exchange Date           Contracts to Receive         April 30, 1998      for U.S. $     (Depreciation)
-------------------------------------------------------------------------------------------------------
5/6/98              4,249,083  Mexican Peso               $499,745          $501,071        $  1,326
Forward Foreign Currency Exchange Contracts to Sell:
                  Contracts to Deliver
-------------------------------------------------------------------------------------------------------
4/30/98                76,475  Brazilian Real             $ 66,907          $ 66,869        $     38
5/6/98              8,388,161  Mexican Peso                986,552           989,170          (2,618)
5/6/98             31,251,610  Venezuelan Bolivar           58,346            58,318              27

                  See Combined Notes to Financial Statements.

                                   EVERGREEN
                             Natural Resources Fund




                            Schedule of Investments

                           April 30, 1998 (Unaudited)

        Shares                                                       Value
COMMON                 STOCKS -- 84.3%  AUSTRALIA -- 5.5% Finance & Insurance --
                       0.6%
         600,000 *     First Resources Development Fund**       $   84,140
                                                                ----------
                       Oil / Energy -- 4.9%
         119,800 *     Santos Ltd. ........................        432,112
          46,800       Woodside Petroleum .................        306,169
                                                                ----------
                                                                   738,281
                                                                ----------
                       Total Australia ....................        822,421
                                                                ==========
                       CANADA -- 21.4%
                       Chemical & Agricultural
                       Products -- 5.0%
           8,500       Potash Corp. of Saskatchewan, Inc. .        757,299
                                                                ----------
                       Gold Mining -- 1.6%
          10,000 *     Getchell Gold Corp. ................        246,250
                                                                ----------
                       Metals & Mining -- 8.4%
          19,700       Alcan Aluminum Ltd. ................        639,239
           7,300       Inco Ltd. ..........................        127,882
          20,000       Noranda, Inc. ......................        412,602
          20,000 *     Repadre Capital Corp. ..............         78,325
                                                                ----------
                                                                 1,258,048
                                                                ----------
                       Oil / Energy -- 5.9%
          25,100       Canadian Occidental Petroleum Ltd. .        509,916
          18,000 *     Seven Seas Petroleum, Inc. .........        382,500
                                                                ----------
                                                                   892,416
                                                                ----------
                       Oil Field Services -- 0.5%
          40,000 *     Arakis Energy Corp. ................         70,625
                                                                ----------
                       Total Canada .......................      3,224,638
                                                                ==========
                       FRANCE -- 6.9%
                       Building, Construction &
                       Furnishings -- 2.4%
           3,900       Lafarge SA .........................        368,525
                                                                ----------
                       Oil / Energy -- 4.5%
           2,500       Societe Nationale Elf Aquitaine SA .        328,148
           2,944       Total SA, Cl. B ....................        350,185
                                                                ----------
                                                                   678,333
                                                                ----------
                       Total France .......................      1,046,858
                                                                ==========
                       MEXICO -- 3.6%
                       Metals & Mining -- 3.6%
         130,000 *     Industrias Penoles SA de CV ........        536,557
                                                                ==========
                       PERU -- 1.9%
                       Metals & Mining -- 1.9%
          18,820 *     Compania de Minas Buenaventura SA           146,537
           8,700 *     Compania de Minas Buenaventura
                       SA, ADR ............................        134,850
                                                                ----------
                       Total Peru .........................        281,387
                                                                ==========


        Shares                                                       Value
COMMON STOCKS -- continued
                       SOUTH AFRICA -- 1.1%
                       Gold Mining -- 1.1%
          50,000       Durban Roodepoort Deep Ltd., ADR ...     $  166,406
                                                                ----------
                       UNITED KINGDOM -- 9.0%
                       Diversified Companies -- 2.5%
          52,250       Lonrho Plc .........................        376,688
                                                                ----------
                       Metals & Mining -- 4.9%
         100,000       Billiton Plc .......................        286,031
          31,539       Rio Tinto Plc ......................        452,904
                                                                ----------
                                                                   738,935
                                                                ----------





                       Oil / Energy -- 1.6%
           2,500       British Petroleum Plc, ADR .........        236,250
                                                                ----------
                       Total United Kingdom ...............      1,351,873
                                                                ==========
                       UNITED STATES -- 34.9%
                       Chemical & Agricultural
                       Products -- 2.8%
          15,600       AGCO Corp. .........................        417,300
                                                                ----------
                       Gold Mining -- 2.2%
          15,000       Homestake Mining Co. ...............        174,375
           5,000       Newmont Mining Corp. ...............        160,938
                                                                ----------
                                                                   335,313
                                                                ----------
                       Metals & Mining -- 5.9%
           8,000       Aluminum Co. of America ............        620,000
          10,000 *     Stillwater Mining Co. ..............        264,375
                                                                ----------
                                                                   884,375
                                                                ----------
                       Oil Field Services -- 24.0%
          11,000 *     BJ Services Co., Inc. ..............        412,500
           3,500       Camco International, Inc. ..........        237,562
          22,000 *     Diamond Offshore Drilling, Inc. ....      1,113,750
          13,000       Halliburton Co. ....................        715,000
          13,800       Schlumberger Ltd. ..................      1,143,675
                                                                ----------
                                                                 3,622,487
                                                                ----------
                       Total United States ................      5,259,475
                                                                ==========
                       Total Common Stocks
                       (Cost -- $9,461,647)................     12,689,615
                                                                ==========
PREFERRED              STOCKS -- 7.6% BRAZIL -- 7.6% Iron & Steel -- 5.0%
       5,970,000 *     Caemi Mineracao E Metalurgia SA ....        428,050
          13,588       Compania Vale do Rio Doce
                       Navegacao SA .......................        320,794
                                                                ----------
                                                                   748,844
                                                                ----------
                       Oil / Energy -- 2.6%
       1,580,000       Petroleo Brasileiro SA, ("Petrobras")       400,647
                                                                ----------
                       Total Brazil .......................      1,149,491
                                                                ==========
                       Total Preferred Stocks
                       (Cost -- $790,166)..................      1,149,491
                                                                ==========

                                   EVERGREEN
                             Natural Resources Fund




                      Schedule of Investments (continued)

                           April 30, 1998 (Unaudited)


  Principal
   Amount                                            Value
CONVERTIBLE DEBENTURES -- 0.0% (a) BRAZIL -- 0.0% Iron & Steel -- 0.0%
$  23,588   Compania Vale do Rio Doce
            Navegacao SA** ...................    $         2
                                                  -----------
            Total Convertible Debentures
            (Cost -- $0)......................              2
                                                  -----------
            Total Investments --
            (Cost $10,251,813)....... 91.9%        13,839,108
            Other Assets and
            Liabilities -- Net ......  8.1%         1,216,826
                                      ----        -----------





            Net Assets ..............  100%       $15,055,934
                                      ====        ===========


*   Non-income producing securities.
** Illiquid securities. The total market value of these illiquid securities at April 30, 1998 was $84,142 (0.01% of the Fund's net assets).
(a) Less than one-tenth percent.


Summary of Portfolio Abbreviations:
ADR   American Depository Receipts


FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS


                                                                                     Unrealized
                                                 U.S. Value at     In Exchange      Appreciation
 Exhange Date                                   April 30, 1998     for U.S. $      (Depreciation)
-------------------------------------------------------------------------------------------------
Forward Foreign Currency Exchange Contracts to Sell:
                    Contracts to Deliver
-------------------------------------------------------------------------------------------------
7/8/98           749,527  Australian Dollar        $489,538          $495,100        $  5,562
5/4/98         4,333,410  French Franc              721,079           712,000          (9,079)
8/5/98         3,652,101  French Franc              610,862           610,000            (862)

                  See Combined Notes to Financial Statements.

                                   EVERGREEN
                              Precious Metals Fund




                            Schedule of Investments

                           April 30, 1998 (Unaudited)





       Shares                                                     Value
COMMON STOCKS -- 105.5%
                     AUSTRALIA -- 8.5%
                     Gold Mining -- 5.5%
        800,000      Delta Gold NL ....................     $ 1,179,269
      3,284,824      Normandy Mining Ltd. .............       3,663,721
      3,500,000 *    Perilya Mines NL** ...............       1,232,753
      1,020,629      Ross Mining NL ...................         605,792
        599,600      Sons of Gwalia Ltd.** ............       1,849,852
                                                            -----------
                                                              8,531,387
                                                            -----------
                     Metals & Mining -- 3.0%
      2,899,200 *    Acacia Resources Ltd. ............       4,557,319
                                                            -----------
                     Total Australia ..................      13,088,706
                                                            ===========
                     CANADA -- 47.4%
                     Gold Mining -- 37.5%
         50,000      Cambior, Inc. ....................         393,750
        511,000      Cambior, Inc. ....................       4,020,245
      1,405,500 *    Eldorado Gold Corp. ..............       1,179,482
        597,000      Euro Nevada Mining Ltd. ..........      10,750,551
        575,000      Franco Nevada Mining Ltd. ........      14,073,919
        179,700 *    Getchell Gold Corp. ..............       4,425,112
        100,000 *    Goldcorp, Inc. Cl. A .............         562,500
        462,000 *    Greenstone Resources Ltd. ........       2,810,867
        910,000 *    Kinross Gold Corp. ...............       4,151,875
        100,000 *    Kinross Gold Corp. ...............         458,058
      1,258,000 *    Lone Star Exploration NL .........          52,785
        546,500 *    Meridian Gold, Inc. ..............       2,151,844
        337,100 *    Orvana Minerals Corp. ............         447,911





        194,300 *    Philex Gold, Inc. ................         203,818
        100,000      Placer Dome, Inc. ................       1,475,576
        349,800      Prime Resources Group, Inc. ......       2,654,170
          4,000 *    Rio Narcea Gold Mine, Inc. .......          13,287
      6,000,000 *    Santa Cruz Gold, Inc. ............         965,069
      1,260,000 *    TVX Gold, Inc. ...................       5,066,611
      1,000,000 *    Viceroy Resource Corp. ...........       1,958,110
                                                            -----------
                                                             57,815,540
                                                            -----------
                     Metals & Mining -- 9.9%
        100,100 *    Aber Resources Ltd. ..............       1,137,540
      1,640,000 *    Ariel Resources Ltd. .............         344,068
        125,000      Barrick Gold Corp. ...............       2,804,688
        229,700      Barrick Gold Corp. ...............       5,148,351
        222,700 *    Bema Gold Corp. ..................         552,876
        600,000 *    Dayton Mining Corp. ..............         900,000
        800,000 *    Geomaque Exploration Ltd. ........       1,454,596
        501,500 *    Golden Knight Resources, Inc. ....         519,053
        300,000 *    Repadre Capital Corp. ............       1,174,866
        200,000 *    SouthernEra Resources Ltd. .......       1,293,752
                                                            -----------
                                                             15,329,790
                                                            -----------
                     Total Canada .....................      73,145,330
                                                            ===========
                     MEXICO -- 0.9%
                     Metals & Mining -- 0.9%
        350,000 *    Industrias Penoles SA de CV ......       1,444,576
                                                            ===========
                     PAPUA NEW GUINEA -- 1.2%
                     Gold Mining -- 1.2%
      1,100,000 *    Lihir Gold Ltd. ..................       1,915,659
                                                            ===========


       Shares                                                     Value
COMMON STOCKS -- continued
                     PERU -- 1.0%
                     Metals & Mining -- 1.0%
        100,000 *    Compania de Minas Buenaventura
                     SA, ADR ..........................     $ 1,550,000
                                                            ===========
                     SOUTH AFRICA -- 24.7%
                     Gold Mining -- 7.4%
      2,932,916 *    Avgold Ltd.** ....................       2,605,618
        200,000 *    Durban Roodepoort ................         732,093
        200,000 *    Durban Roodepoort Deep Ltd., ADR .         665,625
        358,000      Free State Consolidated Gold Mines
                     Ltd. .............................       2,195,884
        288,585      Western Areas Gold Mining Ltd., ADR      1,769,228
         45,900      Western Deep Levels Ltd. .........       1,284,183
         75,000      Western Deep Levels Ltd., ADR ....       2,104,688
                                                            -----------
                                                             11,357,319
                                                            -----------
                     Metals & Mining -- 17.3%
        157,800      Anglo-American Platinum Holdings .       2,522,802
        629,520      Ashanti Goldfields Ltd., GDR .....       6,216,510
        150,000      Avmin Ltd., ADR ..................         780,000
        155,200      De Beers Centenary ...............       4,022,794
        751,700      East Rand Gold & Uranium Ltd., ADR .     1,100,038
        300,000      Elandsrand Gold Mining Ltd., ADR** .     1,334,910
      1,800,000      Gencor Ltd. ......................       4,291,650
        500,200 *    Harmony Gold Mining Ltd.** .......       2,969,133
         67,000 *    Harmony Gold Mining Ltd., ADR** ..         397,504
        175,000      Impala Platinum Holdings Ltd. ....       2,274,931
        300,000 *    Randgold & Exploration Co. Ltd. ..         433,320
         70,000 *    Randgold Resources, Inc., GDR** ..         437,500
                                                            -----------
                                                             26,781,092
                                                            -----------
                     Total South Africa ...............      38,138,411
                                                            ===========
                     UNITED STATES -- 21.8%
                     Gold Mining -- 12.7%
        538,000      Anglogold Ltd. ...................       2,740,437
        100,000      Battle Mountain Gold Co. .........         718,750
        523,000      Homestake Mining Co. .............       6,079,875
        312,650      Newmont Mining Corp. .............      10,063,422
                                                            -----------
                                                             19,602,484
                                                            -----------
                     Metals & Mining -- 9.1%
      1,999,000 *    Canyon Resources Corp. ...........       2,248,875
        100,000 *    Hecla Mining Co. .................         637,500
        170,000      Pioneer Group, Inc. ..............       5,312,500





        220,900 *    Stillwater Mining Co. ............       5,840,044
                                                            -----------
                                                             14,038,919
                                                            -----------
                     Total United States ..............      33,641,403
                                                            ===========
                     Total Common Stocks
                     (Cost: $204,751,542)..............     162,924,085
                                                            ===========

                                   EVERGREEN
                              Precious Metals Fund




                      Schedule of Investments (continued)

                           April 30, 1998 (Unaudited)




      Shares                                                 Value
WARRANTS -- 0.1%
                 CANADA -- 0.1%
                 Metals & Mining -- 0.1%
      162,500 *  Geomaque Exploration Ltd.,
                 Expire 3/18/99 ....................     $      7,955
      429,000 *  Vengold, Inc., Ser. B, Expire 6/13/00        114,004
                                                         ------------
                 Total Canada ......................          121,959
                                                         ------------


      Shares                                                 Value
WARRANTS -- continued
                 UNITED STATES -- 0.0% (a)
                 Metals & Mining -- 0.0%
      227,500 *  Atlas Corp., Expire 12/15/99 ......     $      1,137
       75,000 *  Canyon Resources Corp. ............                0
                                                         ------------
                 Total United States ...............            1,137
                                                         ============
                 Total Warrants
                 (Cost: $304,340)...................          123,096
                                                         ============
                 Total Investments --
                 (Cost $205,055,882)......  105.6%        163,047,181
                 Investment In
                 Wholly-Owned
                 Unconsolidated
                 Foreign Subsidiary
                 Precious Metals (Bermuda) Ltd. ....          828,788
                 Other Assets and
                 Liabilities -- Net ......  ( 5.6%)        (9,473,391)
                                            -----        ------------
                 Net Assets ..............    100%       $154,402,578
                                            =====        ============

*   Non-income producing securities.
** Illiquid securities. The total market value of these illiquid securities at April 30, 1998 was $10,827,270 (7.01% of the Fund's net assets).
(a) Less than one-tenth percent.



Summary of Portfolio Abbreviations:
ADR   American Depository Receipts
GDR   Global Depository Receipts

                  See Combined Notes to Financial Statements.

                                   EVERGREEN
                     International and Global Growth Funds




                      Statements of Assets and Liabilities

                           April 30, 1998 (Unaudited)


                                                                        Global      International
                                                                    Opportunities      Growth
                                                                        Fund            Fund
-------------------------------------------------------------------------------------------------
Assets
 Investments at value (identified cost -- $229,953,069,
  $136,387,902, $79,393,095, $10,251,813 and
  $205,055,882, respectively).....................................  $305,051,221    $ 181,460,778
 Investment in wholly-owned unconsolidated foreign
  subsidiary, at fair value ......................................             0                0
 Foreign currency, at value (identified cost -- $99,919, $899,
  $825,364, $50, and $0, respectively)............................       100,019              920
 Cash ............................................................           981              790
 Receivable for investments sold .................................    10,100,300          650,878
 Receivable for Fund shares sold .................................     2,278,649        1,458,679
 Dividends and interest receivable ...............................       383,678          636,094
 Unrealized appreciation on open forward foreign currency
  exchange contracts .............................................       451,756          653,860
 Foreign tax reclaim receivable ..................................       136,572           98,827
 Unamortized organization expenses ...............................             0                0
 Prepaid expenses and other assets ...............................        50,553          106,721
-------------------------------------------------------------------------------------------------
   Total assets ..................................................   318,553,729      185,067,547
-------------------------------------------------------------------------------------------------
Liabilities
 Payable for investments purchased ...............................     7,576,810          109,744
 Payable for Fund shares repurchased .............................     1,510,090          332,534
 Advisory fee payable ............................................       231,613          104,371
 Distribution fee payable ........................................       159,338           64,331
 Due to related parties ..........................................         4,000            2,678
 Unrealized depreciation on open forward foreign currency
  exchange contracts .............................................       383,348          768,624
 Foreign taxes payable ...........................................        49,028           71,669
 Distributions payable ...........................................        42,629            2,493
 Due to custodian bank ...........................................             0                0
 Accrued expenses and other liabilities ..........................       221,132          159,869
------------------------------------------------------------------------------------------------
   Total liabilities .............................................    10,177,988        1,616,313
------------------------------------------------------------------------------------------------
Net assets .......................................................  $308,375,741    $ 183,451,234
=================================================================================================
Net assets represented by
 Paid-in capital .................................................  $214,429,866    $ 135,457,764
 Undistributed (distributions in excess of) net investment
  income (loss) ..................................................    (1,910,129)       1,021,158
 Accumulated net realized gain (loss) on investments and
  foreign currency related transactions ..........................    20,696,032        2,016,787
 Net unrealized appreciation (depreciation) of investments
  and foreign currency related transactions ......................    75,159,972       44,955,525
------------------------------------------------------------------------------------------------
   Total net assets ..............................................  $308,375,741    $ 183,451,234
=================================================================================================
Net assets consists of
 Class A .........................................................  $ 81,969,660    $ 105,133,890
 Class B .........................................................   189,677,201       52,818,828
 Class C .........................................................    36,707,193          233,751
 Class Y .........................................................        21,687       25,264,765
------------------------------------------------------------------------------------------------
                                                                    $308,375,741    $ 183,451,234
=================================================================================================
Shares outstanding
 Class A .........................................................     3,258,000       12,626,241
 Class B .........................................................     7,865,103        6,356,189
 Class C .........................................................     1,518,733           28,125
 Class Y .........................................................           844        3,033,755
=================================================================================================
Net asset value per share
 Class A .........................................................  $      25.16    $        8.33





=================================================================================================
 Class A -- Offering price (based on sales charge of 4.75%) ......  $      26.41    $        8.75
=================================================================================================
 Class B .........................................................  $      24.12    $        8.31
=================================================================================================
 Class C .........................................................  $      24.17    $        8.31
=================================================================================================
 Class Y .........................................................  $      25.71    $        8.33
=================================================================================================



                                                                        Latin         Natural        Precious
                                                                       America       Resources        Metals
                                                                        Fund           Fund            Fund
--------------------------------------------------------------------------------------------------------------
Assets
 Investments at value (identified cost -- $229,953,069,
  $136,387,902, $79,393,095, $10,251,813 and
  $205,055,882, respectively).....................................  $ 90,556,792   $13,839,108    $ 163,047,181
 Investment in wholly-owned unconsolidated foreign
  subsidiary, at fair value ......................................             0             0          828,788
 Foreign currency, at value (identified cost -- $99,919, $899,
  $825,364, $50, and $0, respectively)............................       828,026            42                0
 Cash ............................................................           766       268,470        1,642,824
 Receivable for investments sold .................................     1,114,358             0                0
 Receivable for Fund shares sold .................................       127,995       993,112           95,812
 Dividends and interest receivable ...............................     1,023,087        65,722          467,451
 Unrealized appreciation on open forward foreign currency
  exchange contracts .............................................         1,391         5,562                0
 Foreign tax reclaim receivable ..................................           649        10,501                0
 Unamortized organization expenses ...............................         6,634         5,553                0
 Prepaid expenses and other assets ...............................        49,358        25,995           74,483
--------------------------------------------------------------------------------------------------------------
   Total assets ..................................................    93,709,056    15,214,065      166,156,539
--------------------------------------------------------------------------------------------------------------
Liabilities
 Payable for investments purchased ...............................     1,526,491             0                0
 Payable for Fund shares repurchased .............................       362,453        92,197        4,608,839
 Advisory fee payable ............................................        57,443        11,881           90,962
 Distribution fee payable ........................................        66,003         8,799           55,485
 Due to related parties ..........................................         2,997        10,863            1,700
 Unrealized depreciation on open forward foreign currency
  exchange contracts .............................................         2,618         9,941                0
 Foreign taxes payable ...........................................         2,224           613            4,721
 Distributions payable ...........................................        17,142             0            8,741
 Due to custodian bank ...........................................             0             0        6,922,000
 Accrued expenses and other liabilities ..........................        34,448        23,837           61,513
--------------------------------------------------------------------------------------------------------------
   Total liabilities .............................................     2,071,819       158,131       11,753,961
--------------------------------------------------------------------------------------------------------------
Net assets .......................................................  $ 91,637,237   $15,055,934    $ 154,402,578
===============================================================================================================
Net assets represented by
 Paid-in capital .................................................  $ 86,815,376   $11,758,453    $ 206,977,044
 Undistributed (distributions in excess of) net investment
  income (loss) ..................................................       486,008      (159,739)        (220,548)
 Accumulated net realized gain (loss) on investments and
  foreign currency related transactions ..........................    (6,825,611)     (125,238)     (10,342,763)
 Net unrealized appreciation (depreciation) of investments
  and foreign currency related transactions ......................    11,161,464     3,582,458      (42,011,155)
--------------------------------------------------------------------------------------------------------------
   Total net assets ..............................................  $ 91,637,237   $15,055,934    $ 154,402,578
===============================================================================================================
Net assets consists of
 Class A .........................................................  $ 13,070,392   $ 3,879,510    $ 118,143,458
 Class B .........................................................    69,358,714     9,844,983       35,472,662
 Class C .........................................................     9,206,843     1,331,441          786,458
 Class Y .........................................................         1,288             0                0
--------------------------------------------------------------------------------------------------------------
                                                                    $ 91,637,237   $15,055,934    $ 154,402,578
===============================================================================================================
Shares outstanding
 Class A .........................................................     1,106,770       359,168        7,559,977
 Class B .........................................................     6,034,932       938,430        2,274,357
 Class C .........................................................       801,466       127,046           50,428
 Class Y .........................................................           109             0                0
===============================================================================================================
Net asset value per share
 Class A .........................................................  $      11.81   $     10.80    $       15.63
===============================================================================================================
 Class A -- Offering price (based on sales charge of 4.75%) ......  $      12.40   $     11.34    $       16.41
===============================================================================================================
 Class B .........................................................  $      11.49   $     10.49    $       15.60
===============================================================================================================
 Class C .........................................................  $      11.49   $     10.48    $       15.60
===============================================================================================================
 Class Y .........................................................  $      11.82            --               --
===============================================================================================================






                  See Combined Notes to Financial Statements.

                                   EVERGREEN
                     International and Global Growth Funds




                            Statements of Operations

                  Six Months Ended April 30, 1998 (Unaudited)


                                                                       Global      International
                                                                   Opportunities       Growth
                                                                        Fund            Fund
----------------------------------------------------------------------------------------------
Investment income
 Dividends (net of foreign withholding taxes of $101,901,
  $138,671, 29,319, $6,532, and $52,224, respectively)...........  $    876,073     $ 1,173,321
 Interest .......................................................       499,946         329,088
----------------------------------------------------------------------------------------------
Total income ....................................................     1,376,019       1,502,409
Expenses
 Advisory fee ...................................................     1,552,411         556,665
 Distribution Plan expenses .....................................     1,266,047         521,108
 Transfer agent fees ............................................       547,631         248,030
 Trustees fees ..................................................         3,265           2,045
 Custodian fees .................................................        79,999          22,929
 Administrative service fees ....................................        15,062          13,235
 Professional fees ..............................................        16,764          10,716
 Printing .......................................................       299,884          67,918
 Registration fees ..............................................        50,059          40,246
 Amortization of organization expenses ..........................             0               0
 Other ..........................................................         5,981          88,141
----------------------------------------------------------------------------------------------
  Total expenses ................................................     3,837,103       1,571,033
 Less: Indirectly paid expenses .................................       (10,549)         (2,235)
----------------------------------------------------------------------------------------------
  Net expenses ..................................................     3,826,554       1,568,798
----------------------------------------------------------------------------------------------
 Net investment income (loss) ...................................    (2,450,535)        (66,389)
----------------------------------------------------------------------------------------------
Equity in earnings of wholly-owned unconsolidated foreign
 subsidiary .....................................................             0               0
===============================================================================================
Net realized and  unrealized  gain (loss) on  investments  and foreign  currency related transactions Net realized gain (loss) from
  Investments ...................................................    19,271,896       1,484,806
  Foreign currency related transactions .........................     1,445,561       2,217,854
----------------------------------------------------------------------------------------------
 Net realized gain (loss) on investments and foreign currency
  related transactions ..........................................    20,717,457       3,702,660
----------------------------------------------------------------------------------------------
 Net change in unrealized appreciation (depreciation) of
  investments and foreign currency related transactions .........    20,878,672      26,387,704
----------------------------------------------------------------------------------------------
 Net realized and unrealized gain (loss) on investments and
  foreign currency related transactions .........................    41,596,129      30,090,364
----------------------------------------------------------------------------------------------
 Net increase (decrease) in net assets resulting from
  operations ....................................................  $ 39,145,594     $30,023,975
===============================================================================================



                                                                       Latin         Natural       Precious
                                                                      America       Resources        Metals
                                                                        Fund           Fund           Fund
------------------------------------------------------------------------------------------------------------
Investment income
 Dividends (net of foreign withholding taxes of $101,901,
  $138,671, 29,319, $6,532, and $52,224, respectively)...........  $  1,575,056    $  182,680    $  1,004,627
 Interest .......................................................        62,957         8,348          74,916
------------------------------------------------------------------------------------------------------------
Total income ....................................................     1,638,013       191,028       1,079,543





Expenses
 Advisory fee ...................................................       351,933        83,659         411,986
 Distribution Plan expenses .....................................       418,983        70,830         366,295
 Transfer agent fees ............................................       170,728        26,994         308,464
 Trustees fees ..................................................         1,871           506           1,342
 Custodian fees .................................................        95,615        12,898          47,396
 Administrative service fees ....................................         7,222         1,468           9,098
 Professional fees ..............................................        10,678        13,015          24,261
 Printing .......................................................        49,475        36,295          76,605
 Registration fees ..............................................        37,657        44,171           9,818
 Amortization of organization expenses ..........................         6,526         7,068               0
 Other ..........................................................         4,456         6,531          50,788
------------------------------------------------------------------------------------------------------------
  Total expenses ................................................     1,155,144       303,435       1,306,053
 Less: Indirectly paid expenses .................................        (5,899)         (604)           (276)
------------------------------------------------------------------------------------------------------------
  Net expenses ..................................................     1,149,245       302,831       1,305,777
------------------------------------------------------------------------------------------------------------
 Net investment income (loss) ...................................       488,768      (111,803)       (226,234)
------------------------------------------------------------------------------------------------------------
Equity in earnings of wholly-owned unconsolidated foreign
 subsidiary .....................................................             0             0           8,443
=============================================================================================================
Net realized and  unrealized  gain (loss) on  investments  and foreign  currency related transactions Net realized gain (loss) from
  Investments ...................................................    (5,572,768)     (340,839)     (9,891,961)
  Foreign currency related transactions .........................      (413,799)      221,088         (11,835)
------------------------------------------------------------------------------------------------------------
 Net realized gain (loss) on investments and foreign currency
  related transactions ..........................................    (5,986,567)     (119,751)     (9,903,796)
------------------------------------------------------------------------------------------------------------
 Net change in unrealized appreciation (depreciation) of
  investments and foreign currency related transactions .........    17,107,785      (740,141)     22,060,759
------------------------------------------------------------------------------------------------------------
 Net realized and unrealized gain (loss) on investments and
  foreign currency related transactions .........................    11,121,218      (859,892)     12,156,963
------------------------------------------------------------------------------------------------------------
 Net increase (decrease) in net assets resulting from
  operations ....................................................  $ 11,609,986    $ (971,695)   $ 11,939,172
=============================================================================================================

                  See Combined Notes to Financial Statements.

                                   EVERGREEN
                     International and Global Growth Funds




                      Statements of Changes in Net Assets

                  Six Months Ended April 30, 1998 (Unaudited)


                                                                      Global        International
                                                                  Opportunities         Growth
                                                                       Fund              Fund
------------------------------------------------------------------------------------------------
Operations
 Net investment income (loss) ................................   $   (2,450,535)    $     (66,389)
 Equity in earnings of wholly-owned unconsolidated foreign
  subsidiary .................................................                0                 0
 Net realized gain (loss) on investments and foreign
  currency related transactions ..............................       20,717,457         3,702,660
 Net change in unrealized appreciation (depreciation) of
  investments and foreign currency related transactions ......       20,878,672        26,387,704
------------------------------------------------------------------------------------------------
 Net increase (decrease) in net assets resulting from
  operations .................................................       39,145,594        30,023,975
------------------------------------------------------------------------------------------------
Distributions to shareholders From net investment income:
  Class A ....................................................                0                 0
  Class B ....................................................                0        (5,718,223)
  Class C ....................................................                0                 0
 In excess of net investment income:
  Class B ....................................................                0                 0
  Class C ....................................................                0                 0
 From net realized gain on investments and foreign





  currency related transactions:
  Class A ....................................................       (6,152,515)                0
  Class B ....................................................      (14,270,760)      (26,737,026)
  Class C ....................................................       (2,859,903)                0
  Class Y ....................................................               (1)                0
------------------------------------------------------------------------------------------------
  Total distributions to shareholders ........................      (23,283,179)      (32,455,249)
------------------------------------------------------------------------------------------------
Capital share transactions
 Proceeds from shares sold ...................................       29,146,699        60,391,745
 Payment for shares redeemed .................................     (115,559,613)      (54,725,416)
 Net asset value of shares issued in reinvestment of
  distributions ..............................................       20,555,694        28,410,069
 Shares issued in acquisition of Blanchard Precious Metals
  Fund .......................................................                0                 0
------------------------------------------------------------------------------------------------
  Net increase (decrease) in net assets resulting from
   capital share transactions ................................      (65,857,220)       34,076,398
------------------------------------------------------------------------------------------------
   Total increase (decrease) in net assets ...................      (49,994,805)       31,645,124
Net assets
 Beginning of period .........................................      358,370,546       151,806,110
------------------------------------------------------------------------------------------------
 End of period ...............................................   $  308,375,741     $ 183,451,234
=================================================================================================
Undistributed (distributions in excess of) net investment
 income (loss) ...............................................   $   (1,910,129)    $   1,021,158
=================================================================================================



                                                                     Latin           Natural          Precious
                                                                    America         Resources          Metals
                                                                     Fund             Fund              Fund
----------------------------------------------------------------------------------------------------------------
Operations
 Net investment income (loss) ................................  $      488,768   $     (111,803)  $      (226,234)
 Equity in earnings of wholly-owned unconsolidated foreign
  subsidiary .................................................               0                0             8,443
 Net realized gain (loss) on investments and foreign
  currency related transactions ..............................      (5,986,567)        (119,751)       (9,903,796)
 Net change in unrealized appreciation (depreciation) of
  investments and foreign currency related transactions ......      17,107,785         (740,141)       22,060,759
----------------------------------------------------------------------------------------------------------------
 Net increase (decrease) in net assets resulting from
  operations .................................................      11,609,986         (971,695)       11,939,172
----------------------------------------------------------------------------------------------------------------
Distributions to shareholders From net investment income:
  Class A ....................................................               0          (39,137)                0
  Class B ....................................................               0          (20,850)                0
  Class C ....................................................               0           (2,848)                0
 In excess of net investment income:
  Class B ....................................................               0         (135,522)                0
  Class C ....................................................               0          (24,217)                0
 From  net  realized  gain  on   investments   and  foreign   currency   related
  transactions:
  Class A ....................................................      (2,915,764)        (376,317)                0
  Class B ....................................................     (16,639,668)      (1,503,573)       (5,647,344)
  Class C ....................................................      (2,385,233)        (260,243)                0
  Class Y ....................................................               0                0                 0
----------------------------------------------------------------------------------------------------------------
  Total distributions to shareholders ........................     (21,940,665)      (2,362,707)       (5,647,344)
----------------------------------------------------------------------------------------------------------------
Capital share transactions
 Proceeds from shares sold ...................................      12,922,303       16,033,889       112,171,009
 Payment for shares redeemed .................................     (30,432,722)     (21,742,072)     (119,417,487)
 Net asset value of shares issued in reinvestment of
  distributions ..............................................      19,625,500        2,160,001         4,759,767
 Shares issued in acquisition of Blanchard Precious Metals
  Fund .......................................................               0                0        39,424,759
----------------------------------------------------------------------------------------------------------------
  Net increase (decrease) in net assets resulting from
   capital share transactions ................................       2,115,081       (3,548,182)       36,938,048
----------------------------------------------------------------------------------------------------------------
   Total increase (decrease) in net assets ...................      (8,215,598)      (6,882,584)       43,229,876
Net assets
 Beginning of period .........................................      99,852,835       21,938,518       111,172,702
-------------------------------------------------------------- -------------------------------------------------
 End of period ...............................................  $   91,637,237   $   15,055,934   $   154,402,578
=================================================================================================================
Undistributed (distributions in excess of) net investment
 income (loss) ...............................................  $      486,008   $     (159,739)  $      (220,548)
=================================================================================================================

                  See Combined Notes to Financial Statements.

                                   EVERGREEN
                     International and Global Growth Funds




                      Statements of Changes in Net Assets

                         Period Ended October 31, 1997


                                                                    Global       International
                                                                Opportunities       Growth
                                                                   Fund***           Fund
---------------------------------------------------------------------------- -----------------
Operations
 Net investment loss .........................................  $    (648,601)  $      (786,796)
 Equity in earnings of wholly-owned unconsolidated foreign
  subsidiary .................................................              0                 0
 Net realized gain on investments and foreign currency
  related transactions .......................................      8,871,051        33,079,318
 Net change in unrealized depreciation of investments and
  foreign currency related transactions ......................    (29,437,805)       (8,385,742)
----------------------------------------------------------------------------------------------
  Net increase (decrease) in net assets resulting from
   operations ................................................    (21,215,355)       23,906,780
----------------------------------------------------------------------------------------------
Distributions to shareholders From net investment income:
  Class A ....................................................              0                 0
  Class B ....................................................              0        (1,828,737)
 In excess of net investment income:
  Class B ....................................................              0                 0
  Class C ....................................................              0                 0
 From  net  realized  gain  on   investments   and  foreign   currency   related
  transactions:
  Class B ....................................................              0        (2,926,339)
----------------------------------------------------------------------------------------------
  Total distributions to shareholders ........................              0        (4,755,076)
----------------------------------------------------------------------------------------------
Capital share transactions
 Proceeds from shares sold ...................................      5,938,720       159,178,048
 Payment for shares redeemed .................................    (28,290,639)     (178,656,491)
 Net asset value of shares issued in reinvestment of
  distributions ..............................................              0         4,222,295
----------------------------------------------------------------------------------------------
  Net decrease in net assets resulting from capital share
   transactions ..............................................    (22,351,919)      (15,256,148)
----------------------------------------------------------------------------------------------
   Total increase (decrease) in net assets ...................    (43,567,274)        3,895,556
Net assets
 Beginning of year ...........................................    401,937,820       147,910,554
----------------------------------------------------------------------------------------------
 End of year .................................................  $ 358,370,546   $   151,806,110
===============================================================================================
Undistributed (distributions in excess of) net investment
 income (loss) ...............................................  $     540,406   $     6,805,770
===============================================================================================



                                                                     Latin          Natural         Precious
                                                                    America        Resources         Metals
                                                                     Fund            Fund**           Fund*
--------------------------------------------------------------------------------------------------------------
Operations
 Net investment loss .........................................  $     (483,675)  $   (102,070)  $    (1,019,679)
 Equity in earnings of wholly-owned unconsolidated foreign
  subsidiary .................................................               0              0            13,054
 Net realized gain on investments and foreign currency
  related transactions .......................................      36,087,300      2,079,956         3,388,158
 Net change in unrealized depreciation of investments and
  foreign currency related transactions ......................     (17,271,713)      (835,993)      (61,446,526)
--------------------------------------------------------------------------------------------------------------
  Net increase (decrease) in net assets resulting from
   operations ................................................      18,331,912      1,141,893       (59,064,993)
--------------------------------------------------------------------------------------------------------------
Distributions to shareholders From net investment income:
  Class A ....................................................         (91,845)             0                 0





  Class B ....................................................        (139,227)             0                 0
 In excess of net investment income:
  Class B ....................................................        (430,575)             0                 0
  Class C ....................................................         (62,177)             0                 0
 From  net  realized  gain  on   investments   and  foreign   currency   related
  transactions:
  Class B ....................................................               0              0                 0
--------------------------------------------------------------------------------------------------------------
  Total distributions to shareholders ........................        (723,824)             0                 0
--------------------------------------------------------------------------------------------------------------
Capital share transactions
 Proceeds from shares sold ...................................      35,265,301      1,626,365        83,990,548
 Payment for shares redeemed .................................     (52,499,496)    (7,066,862)     (103,860,464)
 Net asset value of shares issued in reinvestment of
  distributions ..............................................         639,781              0                 0
--------------------------------------------------------------------------------------------------------------
  Net decrease in net assets resulting from capital share
   transactions ..............................................     (16,594,414)    (5,440,497)      (19,869,916)
--------------------------------------------------------------------------------------------------------------
   Total increase (decrease) in net assets ...................       1,013,674     (4,298,604)      (78,934,909)
Net assets
 Beginning of year ...........................................      98,839,161     26,237,122       190,107,611
--------------------------------------------------------------------------------------------------------------
 End of year .................................................  $   99,852,835   $ 21,938,518   $   111,172,702
===============================================================================================================
Undistributed (distributions in excess of) net investment
 income (loss) ...............................................  $       (2,760)  $    174,638   $        (2,757)
===============================================================================================================

* The Fund changed its fiscal year end to October 31. The Statements of Changes are for the eight-month period ended October 31, 1997.
** The Fund changed its fiscal year end to October 31. The Statements of Changes are for the seven-month period ended October 31, 1997.
*** The Fund changed its fiscal year end to October 31. The Statements of Changes are for the 1-month period ended October 31, 1997.



                  See Combined Notes to Financial Statements.

                                   EVERGREEN
                     International and Global Growth Funds




                      Statements of Changes in Net Assets

                                 Prior Periods


                                                                                                 Global
                                                                                             Opportunities
                                                                                                Fund***
----------------------------------------------------------------------------------------------------------
Operations
 Net investment loss .....................................................................  $    (6,655,024)
 Equity in earnings of wholly-owned unconsolidated foreign subsidiary ....................                0
 Net realized gain on investments and foreign currency related transactions ..............       26,795,363
 Net change in unrealized appreciation (depreciation) of investments and foreign currency
  related transactions ...................................................................       (6,946,269)
----------------------------------------------------------------------------------------------------------
  Net increase (decrease) in net assets resulting from operations ........................       13,194,070
----------------------------------------------------------------------------------------------------------
Distributions to shareholders
 From  net  realized  gain  on   investments   and  foreign   currency   related
transactions:
  Class A ................................................................................      (11,550,719)
  Class B ................................................................................      (19,127,005)
  Class C ................................................................................       (6,057,525)
----------------------------------------------------------------------------------------------------------
  Total distributions to shareholders ....................................................      (36,735,249)
----------------------------------------------------------------------------------------------------------
Capital share transactions
 Proceeds from shares sold ...............................................................       72,496,510
 Payment for shares redeemed .............................................................     (437,692,552)
 Net asset value of shares issued in reinvestment of distributions .......................       29,860,344
----------------------------------------------------------------------------------------------------------
  Net increase (decrease) in net assets resulting from capital share transactions ........     (335,335,698)
----------------------------------------------------------------------------------------------------------
   Total increase (decrease) in net assets ...............................................     (358,876,877)





Net assets
 Beginning of year .......................................................................      760,814,697
----------------------------------------------------------------------------------------------------------
 End of year .............................................................................  $   401,937,820
===========================================================================================================
Undistributed net investment income (loss) ...............................................  $      (966,557)
===========================================================================================================



                                                                                               Natural         Precious
                                                                                              Resources         Metals
                                                                                                Fund**           Fund*
----------------------------------------------------------------------------------------------------------------------
Operations
 Net investment loss .....................................................................  $   (261,955)   $    (2,063,632)
 Equity in earnings of wholly-owned unconsolidated foreign subsidiary ....................             0             69,764
 Net realized gain on investments and foreign currency related transactions ..............     1,096,497         14,024,717
 Net change in unrealized appreciation (depreciation) of investments and foreign currency
  related transactions ...................................................................     1,919,418        (17,875,249)
- ---------------------------------------------------------------------------------------------------------------------------
  Net increase (decrease) in net assets resulting from operations ........................     2,753,960         (5,844,400)
- ---------------------------------------------------------------------------------------------------------------------------
Distributions to shareholders
 From  net  realized  gain  on   investments   and  foreign   currency   related
transactions:
  Class A ................................................................................             0                  0
  Class B ................................................................................             0         (7,301,560)
  Class C ................................................................................             0                  0
- ---------------------------------------------------------------------------------------------------------------------------
  Total distributions to shareholders ....................................................             0         (7,301,560)
- ---------------------------------------------------------------------------------------------------------------------------
Capital share transactions
 Proceeds from shares sold ...............................................................     9,241,182        618,026,217
 Payment for shares redeemed .............................................................    (7,515,475)      (638,015,009)
 Net asset value of shares issued in reinvestment of distributions .......................             0          5,971,990
- ---------------------------------------------------------------------------------------------------------------------------
  Net increase (decrease) in net assets resulting from capital share transactions ........     1,725,707        (14,016,802)
- ---------------------------------------------------------------------------------------------------------------------------
   Total increase (decrease) in net assets ...............................................     4,479,667        (27,162,762)
Net assets
 Beginning of year .......................................................................    21,757,455        217,270,373
- ---------------------------------------------------------------------------------------------------------------------------
 End of year .............................................................................  $ 26,237,122    $   190,107,611
===========================================================================================================================
Undistributed net investment income (loss) ...............................................  $    (33,055)   $     4,722,048
===========================================================================================================================

*   For the year ended February 28, 1997.
**  For the year ended March 31, 1997.
*** For the year ended September 30, 1997.





                  See Combined Notes to Financial Statements.

                    Combined Notes to Financial Statements

1. ORGANIZATION


The Evergreen International & Global Growth Funds consist of the Evergreen Global Opportunities Fund ("Global Opportunities"), Evergreen International Growth Fund ("International Growth"), Evergreen Latin American Fund ("Latin America"), Evergreen Natural Resources Fund ("Natural Resources") and Evergreen Precious Metals Fund ("Precious Metals") each of which are registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as diversified, open-end management investment companies. Each Fund is a series of the Evergreen International Trust, a Delaware business trust organized on September 17, 1997. Formerly, each Fund was organized as either a Delaware business trust or a series of a Massachusetts business trust. Global Opportunities, International, Latin America, Natural Resources and Precious Metals are collectively referred to herein as the "Funds".

The Funds offer Class A, Class B, Class C and Class Y Shares with the exception of Natural Resources and Precious Metals which do not offer class Y shares.

Class A shares are sold with a maximum front-end sales charge of 4.75%. Class B and Class C shares are sold without a front end sales charge, but pay a higher ongoing distribution fee than Class A. Class B shares are sold subject to a contingent deferred sales charge that is payable upon redemption and decreases depending on how long the shares have been held. Class B shares purchased after January 1, 1997 will automatically convert to Class A shares after seven years. Class B shares purchased prior to January 1, 1997 retain their existing conversion rights. Class C shares are sold subject to a contingent deferred sales charge payable on shares redeemed within one year after the month of purchase. Class Y shares are sold at net asset value and are not subject to contingent deferred sales charges or distribution fees. Class Y shares are sold only to investment advisory clients of First Union Corporation ("First Union") and its affiliates, certain institutional investors or Class Y shareholders of record of certain other funds managed by First Union and its affiliates as of December 30, 1994.


2. ACQUISITION INFORMATION

Effective December 1, 1997, Signet Banking Corporation ("Signet") merged with First Union Corporation ("First Union"). Effective at the close of business on February 27, 1998, Precious Metals acquired substantially all of the net assets of Blanchard Precious Metals Fund, an open-end management investment company managed by a subsidiary of Signet and registered under the 1940 Act, valued at $39,424,759. The net assets were exchanged through a non-taxable transaction for 3,176,709 Class A Shares of Precious Metals valued at $3.83 per share. The acquired net assets consisted primarily of portfolio securities with unrealized depreciation of $69,315,421. The aggregate net assets of Precious Metals after the acquisition were $144,108,204.


3. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. The policies are in conformity with generally accepted accounting principles, which require management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates.

A. Valuation of Securities
The Funds value investments traded on an established exchange on the basis of the last sales price on the exchange where primarily traded. The Funds value securities traded in the over-the counter market at the mean between the bid and asked prices. Securities for which market quotations are not available from an independent pricing service, are valued at fair value as determined in good faith according to procedures approved by the Board of Trustees. Short-term investments with remaining maturities of 60 days or less are carried at amortized cost, which approximates market value.

B. Repurchase Agreements
Each Fund may invest in repurchase agreements. Securities pledged as collateral for repurchase agreements are held by the custodian on the Fund's behalf. Each Fund monitors the adequacy of the collateral daily and will require the seller to provide additional collateral in the event the market value of the securities pledged falls below the carrying value of the repurchase agreement, including accrued interest. Each Fund will only enter into repurchase agreements with banks and other financial institutions which are deemed by the investment adviser to be creditworthy pursuant to guidelines established by the Board of Trustees.

Pursuant to an exemptive order issued by the Securities and Exchange Commission, the Funds, along with certain other funds managed by Keystone Investment Management Company ("Keystone"), may transfer uninvested cash balances into a joint trading account. These balances are invested in one or more repurchase agreements that are fully collateralized by U.S. Treasury and/or federal agency obligations.

               Combined Notes to Financial Statements (continued)

C. Reverse Repurchase Agreements
To obtain short-term financing, the Funds may enter into reverse repurchase agreements with qualified third-party broker-dealers. Interest on the value of reverse repurchase agreements is based upon competitive market rates at the time of issuance. At the time a Fund enters into a reverse repurchase agreement, it will establish and maintain a segregated account with the custodian containing qualifying assets having a value not less than the repurchase price, including accrued interest. If the counterparty to the transaction is rendered insolvent, the ultimate realization of the securities to be repurchased by the Fund may be delayed or limited.

D. Foreign Currency
The books and records of the Funds are maintained in United States (U.S.) dollars. Foreign currency amounts are translated into U.S. dollars as follows: market value of investments, assets and liabilities at the daily rate of exchange; purchases and sales of investments, income and expenses at the rate of exchange prevailing on the respective dates of such transactions. Net unrealized foreign exchange gain (loss) resulting from changes in foreign currency exchange rates is a component of net unrealized appreciation (depreciation) on investments and foreign currency related transactions. Net realized foreign currency gains and losses resulting from changes in exchange rates include: foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency related transactions and the difference between the amounts of interest and dividends recorded on the books of the Fund and the amount actually received. Such gains and losses are included in realized gain (loss) on foreign currency related transactions. The portion of foreign currency gains and losses related to fluctuations in exchange rates between the initial purchase trade date and subsequent sale trade date is included in realized gain (loss) on foreign currency related transactions.

E. Forward Foreign Currency Exchange Contracts
The Funds may enter into forward foreign currency exchange contracts ("forward contracts") to settle portfolio purchases and sales of securities denominated in a foreign currency and to hedge certain foreign currency assets or liabilities. Forward contracts are recorded at the forward rate and marked-to-market daily. Realized gains and losses arising from such transactions are included in net realized gain (loss) on foreign currency related transactions. The Fund bears the risk of an unfavorable change in the foreign currency exchange rate underlying the forward contract and is subject to the credit risk that the other party will not fulfill their obligations under the contract. Forward contracts involve elements of market risk in excess of the amount reflected in the statements of assets and liabilities.

F. Security Transactions and Investment Income
Securities transactions are accounted for no later than one business day after the trade date. Realized gains and losses are computed on the identified cost basis. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums. Dividend income is recorded on the ex-dividend date, or in the case of some foreign securities, on the date thereafter when the Fund is made aware of the dividend. Foreign income may be subject to foreign withholding taxes which are accrued as applicable. Capital gains realized on some foreign securities may be subject to foreign taxes and are accrued as applicable.

G. Federal Taxes
The Funds have qualified and intend to continue to qualify as regulated investment companies under the Internal Revenue Code of 1986, as amended (the "Code"). Thus, the Funds will not incur any federal income tax liability since they are expected to distribute all of their net investment company taxable income and net capital gains, if any, to their shareholders. The Funds also intend to avoid excise tax liability by making the required distributions under the Code. Accordingly, no provision for federal taxes is required. To the extent that realized capital gains can be offset by capital loss carryforwards, it is each Fund's policy not to distribute such gains.

H. Distributions
Distributions from net investment income for the Funds are declared and paid annually. Distributions from net realized capital gains, if any, are paid at least annually. Distributions to shareholders are recorded at the close of business on the ex-dividend date.

Income and capital gains distributions to shareholders are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. The significant differences between financial statement amounts available for distributions and distributions made in accordance with income tax regulations are primarily due to differing treatment for net operating losses.

I. Class Allocations
Income, expenses (other than class specific expenses) and realized and unrealized gains and losses are prorated among the classes based on the relative net assets of each class. Currently, class specific expenses are limited to expenses incurred under the Distribution Plans for each class.

               Combined Notes to Financial Statements (continued)

J. Organization Expenses
Organization expenses for Latin America and Natural Resources are being amortized to operations over a five-year period on a straight-line basis. In the event any of the initial shares of these Funds are redeemed by any holder during the five-year amortization period, redemption proceeds will be reduced by any unamortized organization expenses in the same proportion as the number of initial shares being redeemed bears to the number of initial shares outstanding at the time of the redemption.


4. INVESTMENT IN FOREIGN SUBISDIARY

Precious Metals (Bermuda) Ltd., Precious Metals' wholly-owned foreign subsidiary, was acquired in May 1975 and has as its primary objective the acquisition of precious metals. The Fund accounts for its investments in the subsidiary under the equity method of accounting. At April 30, 1998, the fair value of the Fund's investment in the foreign subsidiary was determined as follows:


  Cash and cash equivalents ...  $ 848,358
  Accrued expenses ............    (19,570)
-----------------------------------------
                                 $ 828,788
==========================================

During the six months ended April 30, 1998, the foreign subsidiary had no purchases or sales of precious metals. Investment activities of the foreign subsidiary resulted in gross investment income, general and administrative expenses, and net investment income $40,403, $18,906 and $21,497, respectively. Management fees paid or accrued by the foreign subsidiary to Keystone totaled $6,731 for the six months ended April 30, 1998.


5. CAPITAL SHARE TRANSACTIONS

The Funds have an unlimited number of shares of beneficial interest with a par value of $0.0001 authorized. Shares of beneficial interest of the Funds are currently divided into Class A, Class B, Class C and Class Y. Transactions in shares of the Funds were as follows:

-------------------------------------------------------------------------------
GLOBAL OPPORTUNITIES



                                                        Six Months Ended                  Period Ended
                                                         April 30, 1997                October 31, 1997*
                                                -------------------------------- ------------------------------
                                                     Shares          Amount          Shares         Amount
                                                --------------- ---------------- ------------- ----------------
Class A
Shares sold ...................................     1,020,523    $  24,343,026       205,158    $   5,151,881
Shares redeemed ...............................    (2,153,045)     (49,416,369)     (595,578)     (14,880,208)
Shares issued in reinvestment of distributions        224,107        4,890,006             0                0
------------------------------------------------------------------------------------------------------------
Net decrease ..................................      (908,415)     (20,183,337)     (390,420)      (9,728,327)
------------------------------------------------------------------------------------------------------------
Class B
Shares sold ...................................       170,505        3,820,396        22,401          532,211
Shares redeemed ...............................    (2,465,776)     (53,444,806)     (424,559)     (10,089,631)
Shares issued in reinvestment of distributions        620,043       13,008,494             0                0
------------------------------------------------------------------------------------------------------------
Net decrease ..................................    (1,675,228)     (36,615,916)     (402,158)      (9,557,420)
------------------------------------------------------------------------------------------------------------
Class C
Shares sold ...................................        43,031          964,703        10,542          254,628
Shares redeemed ...............................      (580,611)     (12,698,438)     (137,741)      (3,320,800)
Shares issued in reinvestment of distributions        126,413        2,657,194             0                0
------------------------------------------------------------------------------------------------------------
Net decrease ..................................      (411,167)      (9,076,541)     (127,199)      (3,066,172)
------------------------------------------------------------------------------------------------------------
Class Y
Shares sold ...................................           843           18,574             0                0
Shares redeemed ...............................            --               --             0                0
Shares issued in reinvestment of distributions             --               --             0                0
------------------------------------------------------------------------------------------------------------
Net increase ..................................           843           18,574             0                0
------------------------------------------------------------------------------------------------------------
Net decrease ..................................    (2,993,967)   $ (65,857,220)     (919,777)   $ (22,351,919)
=============================================================================================================



                                   Year Ended
                               September 30, 1997
                                                ---------------------------------





                                                     Shares           Amount
                                                --------------- -----------------
Class A
Shares sold ...................................     1,724,686    $   40,645,838
Shares redeemed ...............................    (7,656,939)     (176,796,539)
Shares issued in reinvestment of distributions        293,025         6,669,240
------------------------------------------------------------------------------
Net decrease ..................................    (5,639,228)     (129,481,461)
------------------------------------------------------------------------------
Class B
Shares sold ...................................     1,025,563        23,070,741
Shares redeemed ...............................    (8,009,248)     (177,499,072)
Shares issued in reinvestment of distributions        798,355        17,651,626
------------------------------------------------------------------------------
Net decrease ..................................    (6,185,330)     (136,776,705)
-------------------------------------------------------------------------------
Class C
Shares sold ...................................       390,436         8,779,908
Shares redeemed ...............................    (3,780,382)      (83,396,941)
Shares issued in reinvestment of distributions        250,089         5,539,478
------------------------------------------------------------------------------
Net decrease ..................................    (3,139,857)      (69,077,555)
------------------------------------------------------------------------------
Class Y
Shares sold ...................................             1                23
Shares redeemed ...............................             0                 0
Shares issued in reinvestment of distributions              0                 0
------------------------------------------------------------------------------
Net increase ..................................             1                23
------------------------------------------------------------------------------
Net decrease ..................................   (14,964,414)   $ (335,335,698)
===============================================================================

* The Fund changed its fiscal year end from September 30 to October 31, effective October 31, 1997.

               Combined Notes to Financial Statements (continued)

-------------------------------------------------------------------------------
INTERNATIONAL GROWTH



                                                                  Six Months Ended                     Year Ended
                                                                   April 30, 1997                   October 31, 1997
                                                          -------------------------------- ----------------------------------
                                                               Shares          Amount           Shares            Amount
                                                          --------------- ---------------- ---------------- -----------------
Class A
Shares sold .............................................     1,421,738    $  11,172,599                0                 0
Automatic conversion of Class B shares to Class A shares     13,877,478       95,438,329                0                 0
Shares redeemed .........................................    (2,672,975)     (20,536,106)               0                 0
- ---------------------------------------------------------------------------------------------------------------------------
Net increase ............................................    12,626,241       86,074,822                0                 0
- ---------------------------------------------------------------------------------------------------------------------------
Class B
Shares sold .............................................     3,142,827       23,891,948       18,930,328    $  159,178,048
Automatic conversion of Class B shares to Class A shares    (13,877,478)     (95,438,329)               0                 0
Shares redeemed .........................................    (4,598,183)     (34,184,349)     (21,092,806)     (178,656,491)
Shares issued in reinvestment of distributions ..........     4,141,410       28,410,069          463,479         4,222,295
- ---------------------------------------------------------------------------------------------------------------------------
Net decrease ............................................   (11,191,424)     (77,320,661)      (1,698,999)      (15,256,148)
- ---------------------------------------------------------------------------------------------------------------------------
Class C
Shares sold .............................................        28,125          233,226                0                 0
- ---------------------------------------------------------------------------------------------------------------------------
Net increase ............................................        28,125          233,226                0                 0
- ---------------------------------------------------------------------------------------------------------------------------
Class Y
Shares sold .............................................     3,034,353       25,093,972                0                 0
Shares redeemed .........................................          (598)          (4,961)               0                 0
- ---------------------------------------------------------------------------------------------------------------------------
Net increase ............................................     3,033,755       25,089,011                0                 0
- ---------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) .................................     4,496,697    $  34,076,398       (1,698,999)   $  (15,256,148)





===========================================================================================================================

--------------------------------------------------------------------------------
LATIN AMERICA



                                                       Six Months Ended                    Year Ended
                                                        April 30, 1997                  October 31, 1997
                                                ------------------------------- --------------------------------
                                                     Shares          Amount          Shares          Amount
                                                --------------- --------------- --------------- ----------------
Class A
Shares sold ...................................       719,315    $   7,820,054        793,746    $  12,013,304
Shares redeemed ...............................      (901,590)      (9,821,763)      (755,902)     (10,989,824)
Shares issued in reinvestment of distributions        253,396        2,718,936          7,159           82,042
-------------------------------------------------------------------------------------------------------------
Net increase (decrease) .......................        71,121          717,227         45,003        1,105,522
-------------------------------------------------------------------------------------------------------------
Class B
Shares sold ...................................       384,222        4,351,465      1,353,616       18,851,845
Shares redeemed ...............................    (1,591,035)     (17,167,188)    (2,761,745)     (37,765,324)
Shares issued in reinvestment of distributions      1,410,947       14,772,617         44,425          502,887
-------------------------------------------------------------------------------------------------------------
Net increase (decrease) .......................       204,134        1,956,894     (1,363,704)     (18,410,592)
-------------------------------------------------------------------------------------------------------------
Class C
Shares sold ...................................        69,304          749,560        305,017        4,400,152
Shares redeemed ...............................      (320,364)      (3,443,771)      (261,244)      (3,744,348)
Shares issued in reinvestment of distributions        203,815        2,133,947          4,841           54,852
-------------------------------------------------------------------------------------------------------------
Net increase (decrease) .......................       (47,245)        (560,264)        48,614          710,656
-------------------------------------------------------------------------------------------------------------
Class Y
Shares sold ...................................           109            1,224              0                0
Shares redeemed ...............................             0                0              0                0
Shares issued in reinvestment of distributions              0                0              0                0
-------------------------------------------------------------------------------------------------------------
Net increase ..................................           109            1,224             --               --
-------------------------------------------------------------------------------------------------------------
Net increase (decrease) .......................       228,119    $   2,115,081     (1,270,087)   $ (16,594,414)
==============================================================================================================

               Combined Notes to Financial Statements (continued)

-------------------------------------------------------------------------------
NATURAL RESOURCES



                                                             Six Months Ended
                                                              April 30, 1998
                                                     --------------------------------
                                                          Shares          Amount
                                                     --------------- ----------------
Class A
Shares sold ........................................     1,130,293    $  11,710,893
Shares redeemed ....................................    (1,116,328)     (11,691,990)
Shares issued in reinvestment of distributions .....        36,032          383,007
----------------------------------------------------------------------------------
Net increase (decrease) ............................        49,997          401,910
----------------------------------------------------------------------------------
Class B
Shares sold ........................................       421,148        4,269,921
Shares redeemed ....................................      (872,787)      (8,780,605)
Shares issued in reinvestment of distributions .....       144,444        1,497,881
----------------------------------------------------------------------------------
Net increase (decrease) ............................      (307,195)      (3,012,803)
----------------------------------------------------------------------------------
Class C
Shares sold ........................................         5,254           53,075
Shares redeemed ....................................      (125,836)      (1,269,477)





Shares issued in reinvestment of distributions .....        26,942          279,113
----------------------------------------------------------------------------------
Net increase (decrease) ............................       (93,640)        (937,289)
----------------------------------------------------------------------------------
Net increase (decrease) ............................      (350,838)   $  (3,548,182)
===================================================================================



                                   Seven Month
                                                             Period Ended                  Year Ended
                                                          October 31, 1997*              March 31, 1997
                                                     ---------------------------- -----------------------------
                                                        Shares         Amount         Shares         Amount
                                                     ------------ --------------- ------------- ---------------
Class A
Shares sold ........................................     20,364    $    257,582        99,899    $   1,149,694
Shares redeemed ....................................    (79,574)     (1,059,272)     (157,432)      (1,830,659)
Shares issued in reinvestment of distributions .....          0               0             0                0
-------------------------------------------------------------------------------------------------------------
Net increase (decrease) ............................    (59,210)       (801,690)      (57,533)        (680,965)
-------------------------------------------------------------------------------------------------------------
Class B
Shares sold ........................................     78,508       1,020,278       391,020        4,494,545
Shares redeemed ....................................   (279,700)     (3,612,501)     (371,723)      (4,250,880)
Shares issued in reinvestment of distributions .....          0               0             0                0
-------------------------------------------------------------------------------------------------------------
Net increase (decrease) ............................   (201,192)     (2,592,223)       19,297          243,665
-------------------------------------------------------------------------------------------------------------
Class C
Shares sold ........................................     27,528         348,505       317,784        3,596,943
Shares redeemed ....................................   (190,823)     (2,395,089)     (124,231)      (1,433,936)
Shares issued in reinvestment of distributions .....          0               0             0                0
-------------------------------------------------------------------------------------------------------------
Net increase (decrease) ............................   (163,295)     (2,046,584)      193,553        2,163,007
-------------------------------------------------------------------------------------------------------------
Net increase (decrease) ............................   (423,697)   $ (5,440,497)      155,317    $   1,725,707
==============================================================================================================

* The Fund changed its fiscal year end from March 31 to October 31, effective October 31, 1997.


-------------------------------------------------------------------------------
PRECIOUS METALS



                                                             Six Months Ended                   Period Ended
                                                              April 30, 1997                 October 31, 1997**
                                                     -------------------------------- ---------------------------------
                                                          Shares          Amount           Shares           Amount
                                                     --------------- ---------------- --------------- -----------------
Class A
Shares sold ........................................     3,686,408    $   55,739,085              0                 0
Automatic conversion of Class B shares to ..........
 Class A shares ....................................     5,262,793        65,498,249              0                 0
Shares redeemed ....................................    (4,565,933)      (64,977,321)             0                 0
Shares issued in acquisition of Blanchard ..........
 Precious Metals Fund ..............................     3,176,709        39,424,759              0                 0
--------------------------------------------------------------------------------------------------------------------
Net increase .......................................     7,559,977        95,684,772              0                 0
--------------------------------------------------------------------------------------------------------------------
Class B
Shares sold ........................................     4,305,775        55,730,500      4,394,845    $   83,990,548
Automatic conversion of Class B shares to ..........
 Class A shares ....................................    (5,262,793)      (65,498,249)             0                 0
Shares redeemed ....................................    (4,128,952)      (54,440,166)    (5,332,804)     (103,860,464)
Shares issued in reinvestment of distributions .....       357,072         4,759,767              0                 0
--------------------------------------------------------------------------------------------------------------------
Net decrease .......................................    (4,728,898)      (59,448,148)      (937,959)      (19,869,916)
--------------------------------------------------------------------------------------------------------------------
Class C
Shares sold ........................................        50,428           701,424              0                 0
--------------------------------------------------------------------------------------------------------------------
Net increase .......................................        50,428           701,424              0                 0
--------------------------------------------------------------------------------------------------------------------
Net increase (decrease) ............................     2,881,507    $   36,938,048       (937,959)   $  (19,869,916)
=====================================================================================================================



                                                                 Year Ended
                                                             February 28, 1997





                                                     ----------------------------------
                                                          Shares            Amount
                                                     ---------------- -----------------
Class A
Shares sold ........................................              0                 0
Automatic conversion of Class B shares to ..........
 Class A shares ....................................              0                 0
Shares redeemed ....................................              0                 0
Shares issued in acquisition of Blanchard ..........
 Precious Metals Fund ..............................              0                 0
------------------------------------------------------------------------------------
Net increase .......................................              0                 0
------------------------------------------------------------------------------------
Class B
Shares sold ........................................     25,602,726    $  618,026,217
Automatic conversion of Class B shares to ..........
 Class A shares ....................................        264,364         5,971,990
Shares redeemed ....................................    (26,171,322)     (638,015,009)
Shares issued in reinvestment of distributions .....              0                 0
------------------------------------------------------------------------------------
Net decrease .......................................       (304,232)      (14,016,802)
------------------------------------------------------------------------------------
Class C
Shares sold ........................................              0                 0
------------------------------------------------------------------------------------
Net increase .......................................              0                 0
------------------------------------------------------------------------------------
Net increase (decrease) ............................       (304,232)   $  (14,016,802)
=====================================================================================

** The Fund changed its fiscal year end from February 28 to October 31, effective October 31, 1997.


6. SECURITIES TRANSACTIONS


Cost of purchases and proceeds from sales of investment securities (excluding short-term investments) were as follows for the six months ended April 30, 1998:


                                  Cost of         Proceeds
                                 Purchases       from Sales
                              --------------- ---------------
  Global Opportunities ......  $188,291,632    $255,481,696
  International Growth ......    82,070,923      67,367,938
  Latin America .............    62,528,298      74,189,360
  Natural Resources .........     3,072,372       9,134,354
  Precious Metals ...........    94,111,361      14,450,473

               Combined Notes to Financial Statements (continued)

7. DISTRIBUTION PLANS


Evergreen Distributor, Inc.("EDI"), a wholly-owned subsidiary of The BISYS Group Inc. ("BISYS") serves as principal underwriter to the Funds.

Each Fund has adopted Distribution Plans for each class of shares, except Class Y, as allowed by Rule 12b-1 of the 1940 Act. Distribution plans permit the Funds to reimburse its principal underwriter for costs related to selling shares of the Funds and for various other services. These costs, which consist primarily of commissions and service fees to broker/dealers who sell shares of the fund, are paid by the fund through expenses called "Distribution Plan expenses". Each class, except Class Y, currently pays a service fee equal to 0.25% of the average daily net asset value of the class. Class B and Class C also pay distribution fees equal to 0.75% of the average daily net assets of the class. Distribution Plan expenses are calculated daily and paid monthly.

With respect to Class B and Class C shares, the principal underwriter may pay 12b-1 fees greater than the allowable annual amounts the Fund is permitted to pay. The Fund may reimburse the principal underwriter for such excess amounts in later years with annual interest at the prime rate plus 1.00%.

During the six months ended April 30, 1998, amounts paid to EDI and/or its predecessor pursuant to each Fund's Class A, Class B and Class C Distribution Plans were as follows:


                                 Class A     Class B     Class C
                               ----------- ----------- -----------
  Global Opportunities .......  $105,223    $968,197    $192,627
  International Growth .......    69,846     451,157         105
  Latin America ..............    16,848     353,466      48,669
  Natural Resources ..........     4,189      58,108       8,533
  Precious Metals ............    65,788     299,759         748

Each of the Distribution Plans may be terminated at any time by vote of the Independent Trustees or by vote of a majority of the outstanding voting shares of the respective class. However, after the termination of any Distribution Plan, and subject to the discretion of the Independent Trustees, payments to EDI and/or its predecessor may continue as compensation for services that had been provided while the Distribution Plan was in effect.

Contingent deferred sales charges paid by redeeming shareholders are paid to EDI or its predecessor.


8. INVESTMENT MANAGEMENT AGREEMENT AND OTHER AFFILIATED TRANSACTIONS

The investment advisor to the Funds is Keystone. Keystone is a subsidiary of First Union, and is entitled to an annual fee based on each of the Funds' average daily net assets, respectively, in accordance with the following schedules:


                            Advisory Fee     Average Daily Net Assets
                           --------------   --------------------------
  Global Opportunities           1.00%      on the first $200 million
                                  .95%      on the next $200 million
                                  .85%      on the next $200 million
                                  .75%      in excess of $600 million


                            Advisory Fee     Average Daily Net Assets
                           --------------   --------------------------
  International Growth           .75%       on the first $200 million
                                 .65%       on the next $200 million
                                 .55%       on the next $200 million
                                 .45%       in excess of $600 million


                     Advisory Fee     Average Daily Net Assets
                    --------------   --------------------------
  Latin America           .75%       on the first $200 million
                          .65%       on the next $200 million
                          .55%       on the next $200 million
                          .45%       in excess of $600 million


                       Advisory Fee     Average Daily Net Assets
                      --------------   --------------------------
  Precious Metals           .75%       on the first $100 million
                           .625%       on the next $100 million
                            .50%       in excess of $200 million

Natural Resources pays a fee for its services at the annual rate of 1.00% of the Fund's average daily net assets.

               Combined Notes to Financial Statements (continued)

For Natural Resources, Keystone has entered into a Sub-Investment Advisory Agreement with Equitilink International Management Limited ("EIML"), under which EIML provides Keystone with investment research and advice and may provide investment supervision or furnish an investment program for certain assets of the Fund. For its services, EIML receives from Keystone a monthly fee equal to
(1) 20% of Keystone's net fee for such month for services rendered in a non-discretionary capacity, plus (2) 10% of Keystone's net fee for such month on that portion of the Fund's assets for which EIML provided services in a discretionary capacity.

For Precious Metals, Harbor Capital Management Company, Inc. ("Harbor Capital"), serves as a consultant to Keystone and its subsidiary pursuant to a Consultant Agreement. In accordance with the terms of the Consultant Agreement, Harbor Capital provides Keystone with monthly reports discussing the world's gold bullion markets and gold stock markets, and advice regarding economic factors and trends in the precious metals sectors.

For its services, Harbor Capital receives from Keystone a fee at the annual rate of 0.10% of the Fund's average daily net assets. The Fund has no responsibility to pay Harbor Capital's fee.

EIS is the administrator and BISYS is the sub-administrator to the Funds . As sub-administrator to the Funds, BISYS Fund Services provides the officers of the Funds. The administrator and sub-administrator for each Fund are entitled to an annual fee based on the average daily net assets of the funds administered by EIS for which First Union or its investment advisory subsidiaries are also the investment advisers. The administration fee is calculated by applying percentage rates, which start at 0.05% and decline to 0.01% per annum as net assets increase, to the average daily net asset value of the Fund. The sub-administration fee, for the Funds is calculated by applying percentage rates, which start at 0.01% and decline to .004% as net assets increase, to the average daily net asset value of the Fund.

Evergreen Service Company ("ESC"), a wholly-owned subsidiary of Keystone, serves as the transfer and dividend disbursing agent for the Funds.

Officers of the Funds and affiliated Trustees receive no compensation directly from the Funds.


9. EXPENSE OFFSET ARRANGEMENT

The Funds have entered into an expense offset arrangement with their custodian. The assets deposited with the custodian under this expense offset arrangement could have been invested in income-producing assets.


10. DEFERRED INDEPENDENT TRUSTEES' FEES

Each Independent Trustee of the Funds may defer any or all compensation related to performance of their duties as Trustees. The Trustees' deferred balances are allocated to deferral accounts which are included in the accrued expenses for the Funds. The investment performance of the deferral accounts are based on the investment performance of certain Evergreen Funds. Any gains earned or losses incurred in the deferral accounts are reported in the Fund's Trustees' fees and expenses. Trustees will be paid either in one lump sum or in quarterly installments for up to ten years at their election, not earlier than either the year in which the Trustee ceases to be a member of the Board of Trustees or January 1, 2000. As of April 30, 1998, the value of the Trustees deferral account for $12,681, $3,960, $3,366, $323 and $3,101 for Global Opportunities, International Growth, Latin America, Natural Resources and Precious Metals, respectively.


11. FINANCING AGREEMENT

On December 22, 1997, a financing agreement among all of the Evergreen Funds, State Street and a group of Banks became effective. Under this agreement, the Banks provide an unsecured credit facility in the aggregate amount of $400 million ($275 million committed and $125 million uncommitted). The credit facility is allocated, under the terms of the financing agreement, among the Banks. The credit facility is to be accessed by the Funds for temporary or emergency purposes only and is subject to each Fund's borrowing restrictions. Borrowings under this facility bear interest at 0.50% per annum above the Federal Funds rate. A commitment fee of 0.065% per annum will be incurred on the unused portion of the committed facility, which will be allocated to all Funds. For its assistance in arranging this financing agreement, the Capital Market Group of First Union was paid a one time arrangement fee of $27,500. State Street serves as administrative agent for the Banks, and as administrative agent is entitled to a fee of $20,000 per annum which is allocated to all of the Funds.

During the six months ended April 30, 1998, the Funds had no significant borrowings under these agreements.

ADDITIONAL INFORMATION (Unaudited)


Special Meeting of Shareholders

On December 15, 1997, a special meeting of shareholders for Global Opportunities, International Growth, Latin America and Precious Metals was held to consider a number of proposals and had the following shares represented at the meeting.

On October 16, 1997, the record date for the meeting, the Funds had the following shares outstanding:


                                                                     Global      International      Latin        Precious
                                                                 Opportunities       Growth        America        Metals
                                                                --------------- --------------- ------------- -------------
   Record date shares outstanding .............................   16,090,802      17,612,775      8,054,739     7,002,302
   Shares represented at meeting ..............................    8,912,562      10,148,590      4,406,779     4,274,852
   Percentage of record date shares represented at meeting ....         55.4%           57.6%          54.7%         61.0%

The votes recorded at the meeting, by proposal, were as follows:



                                         Global      International     Latin      Precious
                                     Opportunities       Growth       America      Metals
                                    --------------- --------------- ----------- ------------
   Proposal 1 -- The proposed reorganization of each Fund as a series of the Evergreen
   International Trust, a Delaware business trust:
   Shares voted "For" .............     8,139,314      9,253,913     4,036,101   3,685,665
   Shares voted "Against" .........       175,792        243,725        78,460     200,598
   Shares voted "Abstain" .........       597,456        650,952       292,218     388,589

   Proposal 2 -- Reclassification as non-fundamental of the investment objective currently classified as fundamental:
   Shares voted "For" .............     8,029,681      9,132,425     3,959,155   3,597,947
   Shares voted "Against" .........       258,231        350,098       134,930     285,167
   Shares voted "Abstain" .........       624,650        665,807       312,694     391,738

   Proposal 3 -- Changes to Fundamental investment restrictions:
   Proposal 3A -- To amend the Fundamental restriction concerning diversification of investments:
   Shares voted "For" .............     8,015,020      9,106,305     3,930,971   3,596,088
   Shares voted "Against" .........       176,406        300,539       137,729     265,234
   Shares voted "Abstain" .........       721,136        741,746       338,079     413,530

   Proposal 3B -- To amend the Fundamental restriction concerning concentration of a Fund's assets in a particular industry:
   Shares voted "For" .............     8,068,465      9,101,322     3,930,971   3,596,088
   Shares voted "Against" .........       176,975        303,149       137,729     265,234
   Shares voted "Abstain" .........       667,122        744,119       338,079     413,530

   Proposal 3C -- To amend the Fundamental restriction concerning the issuance of senior securities:
   Shares voted "For" .............     8,072,417      9,102,842     3,930,033   3,595,310
   Shares voted "Against" .........       173,023        301,629       138,667     266,012
   Shares voted "Abstain" .........       667,122        744,119       338,079     413,530

   Proposal 3D -- To amend the Fundamental restriction concerning borrowing:
   Shares voted "For" .............    80,168,371      9,103,631     3,930,139   3,593,368
   Shares voted "Against" .........       177,069        300,840       138,561     267,954
   Shares voted "Abstain" .........       667,122        744,119       338,079     413,530

   Proposal 3E -- To amend the Fundamental restriction concerning underwriting:
   Shares voted "For" .............     8,071,914      9,104,267     3,930,865   3,594,834
   Shares voted "Against" .........       173,526        300,204       137,835     266,488
   Shares voted "Abstain" .........       667,122        744,119       338,079     413,530

   Proposal 3F -- To amend the Fundamental restriction concerning investments in Real Estate:
   Shares voted "For" .............     8,073,115      9,104,267     3,932,344   3,592,924
   Shares voted "Against" .........       172,325        300,204       136,356     268,398





   Shares voted "Abstain" .........       667,122        744,119       338,079     413,530

   Proposal 3G -- To amend the Fundamental restriction concerning commodities:
   Shares voted "For" .............     8,069,564      9,103,631     3,932,089   3,594,829
   Shares voted "Against" .........       175,876        300,840       136,611     266,493
   Shares voted "Abstain" .........       667,122        744,119       338,079     413,530

ADDITIONAL INFORMATION (Unaudited) (continued)


                                         Global      International     Latin      Precious
                                     Opportunities       Growth       America      Metals
                                    --------------- --------------- ----------- ------------
   Proposal 3H -- To amend the Fundamental restriction concerning lending:
   Shares voted "For" .............    8,069,593       9,104,187     3,930,181   3,594,307
   Shares voted "Against" .........      175,847         300,284       138,519     267,015
   Shares voted "Abstain" .........      667,122         744,119       338,079     413,530

   Proposal 3J9 --  Reclassification  as non-fundamental of current  fundamental restriction:
   Unseasoned Issuers
   Shares voted "For" .............    8,028,843       9,091,679     3,929,188   3,593,351
   Shares voted "Against" .........      178,186         311,158       138,159     268,256
   Shares voted "Abstain" .........      705,533         745,753       339,432     413,245

   Proposal 3J10 --  Reclassification  as non-fundamental of current fundamental restriction:
   Control or Management
   Shares voted "For" .............    8,067,703       9,092,559        N/A      3,595,062
   Shares voted "Against" .........      176,699         310,278        N/A        266,544
   Shares voted "Abstain" .........      668,160         745,753        N/A        413,246

   Proposal 3J11 --  Reclassification  as non-fundamental of current fundamental restriction:
   Short Sales
   Shares voted "For" .............    8,066,531       9,091,082        N/A      3,593,067
   Shares voted "Against" .........      178,854         310,278        N/A        268,540
   Shares voted "Abstain" .........      667,177         747,230        N/A        413,245

   Proposal 3J12 --  Reclassification  as non-fundamental of current fundamental restriction:
   Margin Purchases
   Shares voted "For" .............    8,064,822       9,089,503        N/A      3,595,733
   Shares voted "Against" .........      176,227         311,945        N/A        265,874
   Shares voted "Abstain" .........      671,513         747,142        N/A        413,245

   Proposal 3J13 --  Reclassification  as non-fundamental of current fundamental restriction:
   Other Investment Companies
   Shares voted "For" .............    8,060,185       9,089,399        N/A      3,594,976
   Shares voted "Against" .........      181,322         312,826        N/A        268,243
   Shares voted "Abstain" .........      671,055         746,365        N/A        411,633

   Proposal 3J14 --  Reclassification  as non-fundamental of current fundamental restriction:
   Officers' and Director's Ownership of Shares
   Shares voted "For" .............    8,066,166          N/A           N/A      3,597,951
   Shares voted "Against" .........      175,688          N/A           N/A        265,268
   Shares voted "Abstain" .........      670,708          N/A           N/A        411,633

   Proposal 3J15 --  Reclassification  as non-fundamental of current fundamental restriction:
   Warrants
   Shares voted "For" .............       N/A             N/A           N/A      3,598,475
   Shares voted "Against" .........       N/A             N/A           N/A        264,681
   Shares voted "Abstain" .........       N/A             N/A           N/A        411,696

   Proposal 3J16 -- Reclassification as non-fundamental of current fundamental restriction:
   Interests in Oil, Gas, or Other Mineral Explorations or Development Programs
   Shares voted "For" .............       N/A             N/A           N/A      3,596,516
   Shares voted "Against" .........       N/A             N/A           N/A        266,640
   Shares voted "Abstain" .........       N/A             N/A           N/A        411,696

   Proposal 3J17 --  Reclassification  as non-fundamental of current fundamental restriction:
   Joint Trading
   Shares voted "For" .............       N/A             N/A           N/A      3,597,121
   Shares voted "Against" .........       N/A             N/A           N/A        266,035
   Shares voted "Abstain" .........       N/A             N/A           N/A        411,696

   Proposal 5 -- Amendment to the Investment Objective
   Shares voted "For" .............       N/A             N/A        3,890,925       N/A
   Shares voted "Against" .........       N/A             N/A          183,710       N/A





   Shares voted "Abstain" .........       N/A             N/A          332,144       N/A

   Proposal 6 -- Amendment to the Fundamental Restriction
   Shares voted "For" .............       N/A             N/A        3,926,583       N/A
   Shares voted "Against" .........       N/A             N/A          146,203       N/A
   Shares voted "Abstain" .........       N/A             N/A          333,993       N/A

                     (This Page Intentionally Left Blank)

                                Evergreen Funds

MONEY MARKET
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Money Market Fund
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Pennsylvania Municipal Money Market Fund

TAX EXEMPT
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INCOME
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BALANCED
American Retirement Fund
Balanced Fund
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GROWTH & INCOME
Utility Fund
Income and Growth Fund
Fund for Total Return
Value Fund
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Growth & Income Fund
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DOMESTIC GROWTH
Evergreen Fund
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Strategic Growth Fund
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Global Leaders Fund
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EXPRESS LINE
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RETIREMENT PLAN SERVICES

800-247-4075

www.evergreenfunds.com

69357                                                         544028  RV00 6/98

                                                                 BULK RATE
Logo Appears Here                                                U.S. POSTAGE
Evergreen Funds                                                    PAID
Since 1932                                                       CHARLOTTE, NC
                                                                 PERMIT NO. 136
201 South College St.
Charlotte, NC 28288

Evergreen International Growth Fund
April 30, 1998  (Unaudited)

                                                                    Evergreen                            Evergreen
                                                            International Growth Fund             International Equity Fund
                                                          --------------------------------------------------------------------------
                                                              Shares           Value                Shares          Value
                                                             --------         -------              --------        -------
COMMON STOCKS 79.3%
ARGENTINA                 1.8%
   Oil / Energy 1.1%
   Transportadora de Gas del Sur SA, ADR  ("TGS")                    45              518
   YPF SA, ADR                                                                                          138             4,827
   YPF SA, Cl. D                                                                                          4               139
                                                          --------------------------------------------------------------------------
                                                                                     518                                4,966
                                                          --------------------------------------------------------------------------
   Telecommunication Services & Equipment 0.6%
   Telefonica de Argentina,  ADR,  Cl. B                                                                 75             2,900
- ---------------------------------------------------------------------------------------------------------------------------------
   TOTAL ARGENTINA                                                                   518                                7,866
- ---------------------------------------------------------------------------------------------------------------------------------

AUSTRALIA                 1.2%
Banks 0.3%
   National Australia Bank Ltd.                                     116            1,649
                                                          --------------------------------------------------------------------------

Finance & Insurance 0.1%
   QBE Insurance Group Ltd.                                          56              255
   Tyndall Australia Ltd.                                           182              314
                                                          --------------------------------------------------------------------------
                                                                                     569
                                                          --------------------------------------------------------------------------

Food & Beverage Products 0.3%
   Burns Philp & Co., Ltd.                                                                            2,873               375
   Foodland Associates Ltd.                                                                              85               612
   Fosters Brewing Group Ltd.                                       162              353
                                                          --------------------------------------------------------------------------
                                                                                     353                                  987
                                                          --------------------------------------------------------------------------

Healthcare Products & Services 0.4%
   Sonic Healthcare Ltd.                                          1,369            1,831
                                                          --------------------------------------------------------------------------

Machinery - Diversified 0.1%
   Evans Deakin Industries Ltd.                                     109              305





                                                          --------------------------------------------------------------------------

Manufacturing - Distributing 0.0% (a)
   Siddons Ramset Ltd.                                               46              216
- ---------------------------------------------------------------------------------------------------------------------------------
   TOTAL AUSTRALIA                                                                 4,923                                  987
- ---------------------------------------------------------------------------------------------------------------------------------

AUSTRIA                   1.5%
Energy 0.4%
   OMV AG                                                                                                11             1,562
                                                          --------------------------------------------------------------------------

Engineering 0.5%
   VAE Eisenbahnsysteme AG                                                                               27             2,554
                                                          --------------------------------------------------------------------------

Information Services & Technology 0.6%
   VA Technologie AG                                                                                     21             3,004
- ---------------------------------------------------------------------------------------------------------------------------------
   TOTAL AUSTRIA                                                                                                        7,120
- ---------------------------------------------------------------------------------------------------------------------------------

BELGIUM                   0.3%
Finance & Insurance 0.3%
   Dexia Belgium (Credit Communal)                                                                       11             1,498
- ---------------------------------------------------------------------------------------------------------------------------------

BRAZIL                    0.7%
Banks 0.3%
   Unibanco Uniao de Barncos Braseieiras SA, GDR                                                         39             1,562
                                                          --------------------------------------------------------------------------

Telecommunication Services & Equipment 0.2%
   Telecomunicacoes Brasileiras SA, ADR ("Telebras")                                                      7               865
                                                          --------------------------------------------------------------------------

Utilities - Water 0.2%
*  Companhia de Saneamento Basico do Estado ("SABESP")                                                3,845               874
- ---------------------------------------------------------------------------------------------------------------------------------
   TOTAL BRAZIL                                                                                                         3,301
- ---------------------------------------------------------------------------------------------------------------------------------

CANADA                    1.3%
Banks 0.6%
   National Bank of Canada                                          136            2,808
                                                          --------------------------------------------------------------------------

Chemical & Agricultural Products 0.1%
   Potash Corp. of Saskatchewan, Inc.                                14            1,228
                                                          --------------------------------------------------------------------------






Finance & Insurance 0.1%
*  BRL Enterprises, Inc.                                              6               21
   Power Corp. of Canada                                             16              655
                                                          --------------------------------------------------------------------------
                                                                                     676
                                                          --------------------------------------------------------------------------

Publishing, Broadcasting & Entertainment 0.4%
   Quebecor, Inc., Cl. B                                             87            1,737
- ---------------------------------------------------------------------------------------------------------------------------------
   TOTAL CANADA                                                                    6,449
- ---------------------------------------------------------------------------------------------------------------------------------

CHINA                     0.3%
Transportation 0.3%
*  Guangshen Railway Co. Ltd.                                                                         6,518             1,220
- ---------------------------------------------------------------------------------------------------------------------------------
                                                                         Pro Forma
                                                                          Combined
                                                          ------------------------------------------
                                                                Shares                  Value
                                                            --------------        ----------------
COMMON STOCKS 79.3%
ARGENTINA                 1.8%
   Oil / Energy 1.1%
   Transportadora de Gas del Sur SA, ADR  ("TGS")                     45                    518                  0.1%
   YPF SA, ADR                                                       138                  4,827                  1.0%
   YPF SA, Cl. D                                                       4                    139                  0.0%
                                                          --------------------------------------
                                                                                          5,484                  1.1%
                                                          --------------------------------------
   Telecommunication Services & Equipment 0.6%
   Telefonica de Argentina,  ADR,  Cl. B                              75                  2,900                  0.6%
- ------------------------------------------------------------------------------------------------
   TOTAL ARGENTINA                                                                        8,384                  1.8%
- ------------------------------------------------------------------------------------------------

AUSTRALIA                 1.2%
Banks 0.3%
   National Australia Bank Ltd.                                      116                  1,649                  0.3%
                                                          --------------------------------------

Finance & Insurance 0.1%
   QBE Insurance Group Ltd.                                           56                    255                  0.1%
   Tyndall Australia Ltd.                                            182                    314                  0.1%
                                                          --------------------------------------
                                                                                            569                  0.1%
                                                          --------------------------------------

Food & Beverage Products 0.3%





   Burns Philp & Co., Ltd.                                         2,873                    375                  0.1%
   Foodland Associates Ltd.                                           85                    612                  0.1%
   Fosters Brewing Group Ltd.                                        162                    353                  0.1%
                                                          --------------------------------------
                                                                                          1,340                  0.3%
                                                          --------------------------------------

Healthcare Products & Services 0.4%
   Sonic Healthcare Ltd.                                           1,369                  1,831                  0.4%
                                                          --------------------------------------

Machinery - Diversified 0.1%
   Evans Deakin Industries Ltd.                                      109                    305                  0.1%
                                                          --------------------------------------

Manufacturing - Distributing 0.0% (a)
   Siddons Ramset Ltd.                                                46                    216                  0.0%
- ------------------------------------------------------------------------------------------------
   TOTAL AUSTRALIA                                                                        5,910                  1.2%
- ------------------------------------------------------------------------------------------------

AUSTRIA                   1.5%
Energy 0.4%
   OMV AG                                                             11                  1,562                  0.4%
                                                          --------------------------------------

Engineering 0.5%
   VAE Eisenbahnsysteme AG                                            27                  2,554                  0.5%
                                                          --------------------------------------

Information Services & Technology 0.6%
   VA Technologie AG                                                  21                  3,004                  0.6%
 ------------------------------------------------------------------------------------------------
   TOTAL AUSTRIA                                                                          7,120                  1.5%
- ------------------------------------------------------------------------------------------------

BELGIUM                   0.3%
Finance & Insurance 0.3%
   Dexia Belgium (Credit Communal)                                    11                  1,498                  0.3%
- ------------------------------------------------------------------------------------------------

BRAZIL                    0.7%
Banks 0.3%
   Unibanco Uniao de Barncos Braseieiras SA, GDR                      39                  1,562                  0.3%
                                                          --------------------------------------

Telecommunication Services & Equipment 0.2%
   Telecomunicacoes Brasileiras SA, ADR ("Telebras")                   7                    865                  0.2%
                                                          --------------------------------------

Utilities - Water 0.2%
*  Companhia de Saneamento Basico do Estado ("SABESP")             3,845                    874                  0.2%





- ------------------------------------------------------------------------------------------------
   TOTAL BRAZIL                                                                           3,301                  0.7%
- ------------------------------------------------------------------------------------------------

CANADA                    1.3%
Banks 0.6%
   National Bank of Canada                                           136                  2,808                  0.6%
                                                          --------------------------------------

Chemical & Agricultural Products 0.1%
   Potash Corp. of Saskatchewan, Inc.                                 14                  1,228                  0.3%
                                                          --------------------------------------

Finance & Insurance 0.1%
*  BRL Enterprises, Inc.                                               6                     21                  0.0%
   Power Corp. of Canada                                              16                    655                  0.1%
                                                          --------------------------------------
                                                                                            676                  0.1%
                                                          --------------------------------------

Publishing, Broadcasting & Entertainment 0.4%
   Quebecor, Inc., Cl. B                                              87                  1,737                  0.4%
- ------------------------------------------------------------------------------------------------
   TOTAL CANADA                                                                           6,449                  1.3%
- ------------------------------------------------------------------------------------------------

CHINA                     0.3%
Transportation 0.3%
*  Guangshen Railway Co. Ltd.                                      6,518                  1,220                  0.3%
- ------------------------------------------------------------------------------------------------

Evergreen International Growth Fund
April 30, 1998  (Unaudited)

                                                              Evergreen                 Evergreen             Pro Forma
                                                     International Growth Fund  International Equity Fund      Combined
                                                    -----------------------------------------------------------------------
                                                     Shares           Value       Shares      Value        Shares    Value
                                                    --------         -------     --------    -------      --------  -------
DENMARK                   1.5%
Banks 0.6%
   Unidanmark AS, Registered Shares                                               36         2,983         36        2,983      0.6%
                                                     ----------------------------------------------------------------------

Consumer Products & Services 0.5%
*  ISS International Service System AS, Ser. B                                    48         2,601         48        2,601      0.5%





                                                     ----------------------------------------------------------------------

Transportation 0.4%
   SAS Danmark AS                                                                 97         1,724         97        1,724      0.4%
- ---------------------------------------------------------------------------------------------------------------------------
   TOTAL DENMARK                                                                             7,308                   7,308      1.5%
- ---------------------------------------------------------------------------------------------------------------------------

FINLAND                   1.1%
Diversified Companies 0.8%
   Huhtamaki Group                                                                68         3,916         68        3,916      0.8%
                                                     ----------------------------------------------------------------------

Machinery - Diversified 0.3%
   Rauma OY                                                                       68         1,267         68        1,267      0.3%
                                                     ----------------------------------------------------------------------

Paper & Packaging 0.1%
   Valmet OYJ                                            16           257                                  16          257      0.1%
- ---------------------------------------------------------------------------------------------------------------------------
   TOTAL FINLAND                                                      257                    5,183                   5,440      1.1%
- ---------------------------------------------------------------------------------------------------------------------------

FRANCE                    11.4%
Advertising & Related Services 0.1%
   Dauphin O.T.A.                                         5           504                                   5          504      0.1%
                                                     ----------------------------------------------------------------------

Automotive Equipment & Manufacturing 0.1%
   Compagnie Generale des Etablissments
   Michelin, Cl. B                                        8           528                                   8          528      0.1%
                                                     ----------------------------------------------------------------------

Banks 1.7%
*  Banque Nationale de Paris                             20         1,708         48         4,010         68        5,718      1.2%

*  Cie Fin de Paribas, Cl. A                              2           255                                   2          255      0.1%

   Credit Commerce de France                             20         1,625                                  20        1,625      0.3%

   Societe Generale SA                                    3           521                                   3          521      0.1%
                                                     ----------------------------------------------------------------------
                                                                    4,109                    4,010                   8,119      1.7%
                                                     ----------------------------------------------------------------------

Building, Construction & Furnishings 0.4%
   Lafarge SA                                            19         1,826                                  19        1,826      0.4%
                                                     ----------------------------------------------------------------------

Business Equipment & Services 0.6%
*  ATOS SA                                               17         2,814                                  17        2,814      0.6%
                                                     ----------------------------------------------------------------------





Electrical Equipment & Services 0.2%
   Le Carbone Lorraine                                    2           779                                   2          779      0.2%
                                                     ----------------------------------------------------------------------

Finance & Insurance 2.7%
   AXA-UAP                                               23         2,678         12         1,444         35        4,122      0.9%

   Scor                                                  18         1,109                                  18        1,109      0.2%

*  Societe Eurafrance SA                                  5         2,715                                   5        2,715      0.6%

*  Societe Genrale d'Enterprises SA                                              124         4,822        124        4,822      1.0%
                                                     ----------------------------------------------------------------------
                                                                    6,502                    6,266                  12,768      2.7%
                                                     ----------------------------------------------------------------------

Food & Beverage Products 0.4%
   Pernod Ricard SA                                      26         1,819                                  26        1,819      0.4%
                                                     ----------------------------------------------------------------------

Healthcare Products & Services 1.8%
   Rhone-Poulenc SA, Cl. A                               63         3,058        118         5,776        181        8,834      1.8%
                                                     ----------------------------------------------------------------------

Industrial Specialty Products & Services 1.1%
   Bouygues Offshore SA, ADR                                                      97         2,077         97        2,077      0.4%

   Compagnie de Saint Gobain                                                      18         3,046         18        3,046      0.6%
                                                     ----------------------------------------------------------------------
                                                                                             5,123                   5,123      1.1%
                                                     ----------------------------------------------------------------------
Information Services & Technology 0.1%
   Dassault Systemes SA                                  12           463                                  12          463      0.1%
                                                     ----------------------------------------------------------------------

Machinery - Diversified 0.1%
   Norbert Dentressangle SA                               4           619                                   4          619      0.1%
                                                     ----------------------------------------------------------------------

Oil / Energy 2.2%
   Societe Nationale Elf Aquitaine SA                    17         2,224         36         4,726         53        6,950      1.5%

   Total SA, Cl. B                                                                29         3,397         29        3,397      0.7%
                                                     ----------------------------------------------------------------------
                                                                    2,224                    8,123                  10,347      2.2%
- ---------------------------------------------------------------------------------------------------------------------------
   TOTAL FRANCE                                                    25,245                   29,298                  54,543     11.4%
- ---------------------------------------------------------------------------------------------------------------------------

GERMANY                   7.3%
Automotive Equipment & Manufacturing 0.2%
   Daimler- Benz AG                                      11         1,059                                  11        1,059      0.2%





                                                     ----------------------------------------------------------------------

Diversified Companies 0.3%
   Preussag AG                                                                     4         1,493          4        1,493      0.3%
                                                     ----------------------------------------------------------------------

Evergreen International Growth Fund
April 30, 1998  (Unaudited)

                                                              Evergreen                 Evergreen              Pro Forma
                                                     International Growth Fund  International Equity Fund      Combined
                                                    -----------------------------------------------------------------------
                                                     Shares           Value       Shares      Value        Shares    Value
                                                    --------         -------     --------    -------      --------  -------
Finance & Insurance 1.2%
   Hannover Rueckversicherungs AG                                                      24      3,011            24    3,011     0.6%
   Munchener Ruckvers                                                                   6      2,787             6    2,787     0.6%
                                                     ----------------------------------------------------------------------
                                                                                               5,798                  5,798     1.2%
                                                     ----------------------------------------------------------------------
Healthcare Products & Services 1.9%
   Degussa AG                                                                          54      2,929            54    2,929     0.6%
*  Fresenius Medical Care AG                                                           51      3,470            51    3,470     0.7%
   Hoechst AG                                                                          62      2,509            62    2,509     0.5%
                                                     ----------------------------------------------------------------------
                                                                                               8,908                  8,908     1.9%
                                                     ----------------------------------------------------------------------
Information Services & Technology 0.3%
   Boewe Systec AG                                        31           1,433                                    31    1,433     0.3%
                                                     ----------------------------------------------------------------------
Manufacturing - Distributing 0.7%
   Mannesmann AG                                                                        4      3,297             4    3,297     0.7%
                                                     ----------------------------------------------------------------------
Metal Products & Services 0.1%
   KM Europa Metal AG                                      5             672                                     5      672     0.1%
                                                     ----------------------------------------------------------------------
Paper & Packaging 0.3%
   Schmalbach Lubeca AG                                    5           1,200                                     5    1,200     0.3%
                                                     ----------------------------------------------------------------------
Publishing, Broadcasting & Entertainment 0.4%
   Springer (Axel) Verlag AG                               2           1,742                                     2    1,742     0.4%
                                                     ----------------------------------------------------------------------
Retailing & Wholesale 0.9%
   Karstadt AG                                             9           4,094                                     9    4,094     0.9%
                                                     ----------------------------------------------------------------------
Transportation 0.5%
   GEA AG                                                                               6      2,306             6    2,306     0.5%
                                                     ----------------------------------------------------------------------





Utilities - Electric 0.6%
   Berliner Kraft & Licht AG                              59           2,971                                    59    2,971     0.6%
- ---------------------------------------------------------------------------------------------------------------------------
   TOTAL GERMANY                                                      13,171                  21,802                 34,973     7.3%
- ---------------------------------------------------------------------------------------------------------------------------
GREECE                    0.1%
Banks 0.1%
   Ergo Bank SA, GDR                                       6             565                                     6      565     0.1%
- ---------------------------------------------------------------------------------------------------------------------------
HONG KONG                 1.1%
Banks 0.1%
   Wing Hang Bank Ltd.                                                                125        350           125      350     0.1%
                                                     ----------------------------------------------------------------------
Diversified Companies 0.9%
   Cosco Pacific Ltd.                                                               3,393      2,300         3,393    2,300     0.5%
   First Pacific Ltd.                                                               3,581      1,722         3,581    1,722     0.4%
*  Jardine Matheson Holdings Ltd.                                                     112        474           112      474     0.1%
                                                     ----------------------------------------------------------------------
                                                                                               4,496                  4,496     0.9%
                                                     ----------------------------------------------------------------------
Leisure & Tourism 0.1%
   Mandarin Oriental International, Ltd.                 618             439                                   618      439     0.1%
- ---------------------------------------------------------------------------------------------------------------------------
   TOTAL HONG KONG                                                       439                   4,846                  5,285     1.1%
- ---------------------------------------------------------------------------------------------------------------------------
INDIA                     0.6%
Banks 0.4%
   State Bank of India, GDR, 144A                                                      91      1,733            91    1,733     0.4%
                                                     ----------------------------------------------------------------------
Metal Products & Services 0.2%
   Hindalco  Industries Ltd.,  GDR, 144A                                               38        732            38      732     0.2%
                                                     ----------------------------------------------------------------------
Textile & Apparel 0.0% (a)
*  Reliance Industries Ltd., GDR, 144A                    14             128                                    14      128     0.0%
*  Reliance Industries Ltd., GDS                           5              45                                     5       45     0.0%
                                                     ----------------------------------------------------------------------
                                                                         173                                            173     0.0%
- ---------------------------------------------------------------------------------------------------------------------------
   TOTAL INDIA                                                           173                   2,465                  2,638     0.6%
- ---------------------------------------------------------------------------------------------------------------------------
IRELAND                   0.9%
Food & Beverage Products 0.9%
   Greencore Group Plc                                                                193      1,179           193    1,179     0.2%
   Kerry Group Plc                                                                    186      2,931           186    2,931     0.6%
- ---------------------------------------------------------------------------------------------------------------------------
   TOTAL IRELAND                                                                               4,110                  4,110     0.9%
- ---------------------------------------------------------------------------------------------------------------------------
ISRAEL                    0.6%
Manufacturing - Distributing 0.3%
   Orbotech Ltd.                                                                       36      1,282            36    1,282     0.3%
                                                     ----------------------------------------------------------------------
Telecommunication Services & Equipment 0.3%





   ECI Telecommunications Ltd.                                                         54      1,641            54    1,641     0.3%
- ---------------------------------------------------------------------------------------------------------------------------
   TOTAL ISRAEL                                                                                2,923                  2,923     0.6%
- ---------------------------------------------------------------------------------------------------------------------------

Evergreen International Growth Fund
April 30, 1998  (Unaudited)

                                                              Evergreen                 Evergreen              Pro Forma
                                                     International Growth Fund  International Equity Fund      Combined
                                                    -----------------------------------------------------------------------
                                                     Shares           Value       Shares       Value       Shares    Value
                                                    --------         -------     --------     -------     --------  -------
ITALY                     4.4%
Diversified Companies 0.0% (a)
*  Grassetto SpA                                                                  12             1           12          1      0.0%
                                                     ----------------------------------------------------------------------

Energy 0.8%
   ENI SpA                                                                       591         3,969          591      3,969      0.8%
                                                     ----------------------------------------------------------------------

Finance & Insurance 0.7%
   Parmalat Finanziara SpA                              117           264      1,361         3,068        1,478      3,332      0.7%
                                                     ----------------------------------------------------------------------

Other 0.5%
   Assicruz Generali                                                              77         2,317           77      2,317      0.5%
                                                     ----------------------------------------------------------------------

Publishing, Broadcasting & Entertainment 0.7%
   Arn Mondadori Edit SpA                               152         1,722                                   152      1,722      0.4%

   Seat SpA                                                                    2,929         1,455        2,929      1,455      0.3%
                                                     ----------------------------------------------------------------------
                                                                    1,722                    1,455                   3,177      0.7%
                                                     ----------------------------------------------------------------------

Telecommunication Services & Equipment 1.8%
   Telecom Italia Mobile (TIM) SpA                      158           898                                   158        898      0.2%

   Telecom Italia SpA                                   415         3,101        584         4,366          999      7,467      1.6%
                                                     ----------------------------------------------------------------------
                                                                    3,999                    4,366                   8,365      1.8%
- ---------------------------------------------------------------------------------------------------------------------------
   TOTAL ITALY                                                      5,985                   15,176                  21,161      4.4%
- ---------------------------------------------------------------------------------------------------------------------------






JAPAN                     7.7%
Automotive Equipment & Manufacturing 0.1%
   Toyota Motor Corp.                                    13           339                                    13        339      0.1%
                                                     ----------------------------------------------------------------------

Banks 0.0% (a)
   Sumitomo Bank Ltd.                                                              1             3            1          3      0.0%
                                                     ----------------------------------------------------------------------

Business Equipment & Services 0.7%
   Fujitsu Ltd.                                          38           444        220         2,568          258      3,012      0.6%

   Secom Co. Ltd.                                         6           353                                     6        353      0.1%
                                                     ----------------------------------------------------------------------
                                                                      797                    2,568                   3,365      0.7%

Consumer Products & Services 1.3%
   Kao Corp.                                             28           411                                    28        411      0.1%

   Sony Corp.                                             1            50         34         2,829           35      2,879      0.6%

   TDK Corp.                                                                      37         2,924           37      2,924      0.6%
                                                     ----------------------------------------------------------------------
                                                                      461                    5,753                   6,214      1.3%
                                                     ----------------------------------------------------------------------

Electrical Equipment & Services 2.6%
   Advantest Corp.                                                                22         1,484           22      1,484      0.3%

   Fujikura Ltd.                                                                 300         1,546          300      1,546      0.3%

   NEC Corp.                                                                     284         3,197          284      3,197      0.7%

   Rohm Co. Ltd.                                                                  37         4,177           37      4,177      0.9%

   Tokyo Electron Ltd.                                                            52         2,043           52      2,043      0.4%
                                                     ----------------------------------------------------------------------
                                                                                            12,447                  12,447      2.6%
                                                     ----------------------------------------------------------------------

Finance & Insurance 1.5%
   Nichiei Co. Ltd.                                       3           248                                     3        248      0.1%

   Orix Corp.                                                                     63         4,335           63      4,335      0.9%

   Shohkoh Fund & Co. Ltd.                                2           636                                     2        636      0.1%

   Sumitomo Fire & Marine Insurance Co.                  15            90                                    15         90      0.0%

   Takefuji Corp                                                                  27         1,418           27      1,418      0.3%

   Yasuda Fire & Marine Insurance Co.                    69           313                                    69        313      0.1%





                                                     ----------------------------------------------------------------------
                                                                    1,287                    5,753                   7,040      1.5%
                                                     ----------------------------------------------------------------------

Healthcare Products & Services 0.2%
   Taisho Pharmaceutical Co.                             36           762                                    36        762      0.2%
                                                     ----------------------------------------------------------------------

Leisure & Tourism 0.2%
   Fuji Photo Film Co.                                   30         1,068                                    30      1,068      0.2%
                                                     ----------------------------------------------------------------------

Manufacturing - Distributing 0.9%
   Minebea Co. Ltd.                                                              404         4,518          404      4,518      0.9%
                                                     ----------------------------------------------------------------------

Real Estate 0.0% (a)
   Hankyu Realty Co.                                                              45           213           45        213      0.0%
                                                     ----------------------------------------------------------------------

Retailing & Wholesale 0.1%
   Seven-Eleven Japan Co. Ltd.                            5           334                                     5        334      0.1%
                                                     ----------------------------------------------------------------------

Utilities - Telephone 0.1%
   Nippon Telephone & Telegraph Corp.                     0           351                                     0        351      0.1%
- ---------------------------------------------------------------------------------------------------------------------------
   TOTAL JAPAN                                                      5,399                   31,255                  36,654      7.7%
- ---------------------------------------------------------------------------------------------------------------------------

KOREA                     1.1%
Electrical Equipment & Services 0.3%

Evergreen International Growth Fund
April 30, 1998  (Unaudited)

                                                              Evergreen                   Evergreen            Pro Forma
                                                     International Growth Fund  International Equity Fund      Combined
                                                    -----------------------------------------------------------------------
                                                     Shares           Value       Shares      Value        Shares    Value
                                                    --------         -------     -------     -------      --------  -------

   Samsung Display Devices                                                        29         1,466         29        1,466      0.3%
                                                     ----------------------------------------------------------------------

Industrial Specialty Products & Services 0.2%
   Samsung Heavy Industries                                                      157         1,110        157        1,110      0.2%
                                                     ----------------------------------------------------------------------





Manufacturing - Distributing 0.2%
   Hyundai Heavy Industries                                                       29           920         29          920      0.2%
                                                     ----------------------------------------------------------------------

Telecommunication Services & Equipment 0.4%
   Goldstar Telecommunications Co.                                               156         1,856        156        1,856      0.4%
- ---------------------------------------------------------------------------------------------------------------------------
   TOTAL KOREA                                                                               5,352                   5,352      1.1%
- ---------------------------------------------------------------------------------------------------------------------------

LUXEMBOURG                0.2%
Telecommunication Services & Equipment 0.2%
*  Millicom International Cellular SA, GDR                                        23           880         23          880      0.2%
- ---------------------------------------------------------------------------------------------------------------------------

MEXICO                    0.5%
Food & Beverage Products 0.5%
   Fomento Economic Mexico                                                       245         1,814        245        1,814      0.4%

   Panamerican Beverages, Inc., Cl. A                    16           622                                  16          622      0.1%
- ---------------------------------------------------------------------------------------------------------------------------
   Total Mexico                                                       622                    1,814                   2,436      0.5%
- ---------------------------------------------------------------------------------------------------------------------------

NETHERLANDS               6.8%
Advertising & Related Services 0.2%
   Telegraaf Holdings NV Certificate                     40           921                                  40          921      0.2%
                                                     ----------------------------------------------------------------------

Building, Construction & Furnishings 0.3%
   Boskalis Westminster NV                               79         1,289                                  79        1,289      0.3%
                                                     ----------------------------------------------------------------------

Consumer Products & Services 2.6%
   Hagemeyer NV                                                                   54         2,550         54        2,550      0.5%

   Philips Electronics NV                                30         2,610         84         7,368        114        9,978      2.1%
                                                     ----------------------------------------------------------------------
                                                                    2,610                    9,918                  12,528      2.6%
                                                     ----------------------------------------------------------------------
Diversified Companies 0.3%
   Fugro NV Certificate                                   7           296                                   7          296      0.1%

   Unilever NV CVA                                       15         1,082                                  15        1,082      0.2%
                                                     ----------------------------------------------------------------------
                                                                    1,378                                            1,378      0.3%
                                                     ----------------------------------------------------------------------

Finance & Insurance 1.7%
   AEGON NV                                              18         2,374                                  18        2,374      0.5%

   ING Groep NV                                                                   90         5,832         90        5,832      1.2%





                                                     ----------------------------------------------------------------------
                                                                    2,374                    5,832                   8,206      1.7%
                                                     ----------------------------------------------------------------------

Food & Beverage Products 0.7%
   CSM NV, Certificates                                                           25         1,361         25        1,361      0.3%

   De Boer Unigro NV                                     30         1,466                                  30        1,466      0.3%

   Koninklijke Ahold NV                                  17           516                                  17          516      0.1%
                                                     ----------------------------------------------------------------------
                                                                    1,982                    1,361                   3,343      0.7%
                                                     ----------------------------------------------------------------------

Oil / Energy 0.4%
   Royal Dutch Petroleum Co.                             35         1,934                                  35        1,934      0.4%
                                                     ----------------------------------------------------------------------

Retailing & Wholesale 0.1%
   Ceteco Holding NV Certificate                          6           317                                   6          317      0.1%
                                                     ----------------------------------------------------------------------

Transportation 0.5%
   Koninklijke Van Ommeren NV Certificate                27         1,167                                  27        1,167      0.2%

   Pakhoed NV Kon                                                                 39         1,440         39        1,440      0.3%
                                                     ----------------------------------------------------------------------
                                                                    1,167                    1,440                   2,607      0.5%
- ---------------------------------------------------------------------------------------------------------------------------
   TOTAL NETHERLANDS                                               13,972                   18,551                  32,523      6.8%
- ---------------------------------------------------------------------------------------------------------------------------

NEW ZEALAND               0.9%
Building, Construction & Furnishings 0.3%
   Fletcher Challenge Building, ADR                                              744         1,504        744        1,504      0.3%
                                                     ----------------------------------------------------------------------

Finance & Insurance 0.4%
   Brierley Investments Ltd.                                                   3,712         2,144      3,712        2,144      0.4%
                                                     ----------------------------------------------------------------------

Forest Products 0.1%
   Carter Holt Harvey Ltd.                                                       345           459        345          459      0.1%
- ---------------------------------------------------------------------------------------------------------------------------
   TOTAL NEW ZEALAND                                                                         4,107                   4,107      0.9%
- ---------------------------------------------------------------------------------------------------------------------------

NORWAY                    1.0%
Banks 0.2%
   Sparebanken Nor                                                                22           747         22          747      0.2%
                                                     ----------------------------------------------------------------------






Energy 0.5%
   Smedvig ASA, ADR                                                                2            46          2           46      0.0%

   Smedvig ASA, Ser. B                                                           112         2,249        112        2,249      0.5%
                                                     ----------------------------------------------------------------------
                                                                                             2,295                   2,295      0.5%
                                                     ----------------------------------------------------------------------

Evergreen International Growth Fund
April 30, 1998 (unaudited)

                                                            Evergreen                   Evergreen             Pro Forma
                                                    International Growth Fund   International Equity Fund      Combined
                                                    -------------------------   -------------------------  ----------------
                                                     Shares            Value     Shares            Value   Shares     Value
                                                    --------          -------   --------          -------  ------     -----
Oil / Energy 0.4%
   Transocean Offshore, Inc.                                                          32            1,799      32     1,799     0.4%
- ---------------------------------------------------------------------------------------------------------------------------
   TOTAL NORWAY                                                                                     4,841             4,841     1.0%
- ---------------------------------------------------------------------------------------------------------------------------
PAKISTAN   0.0%  (a)
Energy 0.0%
*  Sui Southern Gas Co., Ltd                                                           4                2       4         2     0.0%
- ---------------------------------------------------------------------------------------------------------------------------
PORTUGAL                  0.4%
Banks 0.2%
   Bco Mello SA                                                                       65              971      65       971     0.2%
                                                     ----------------------------------------------------------------------
Building, Construction & Furnishings 0.2%
   Mota e Companhia SA                                                                68            1,125      68     1,125     0.2%
- ---------------------------------------------------------------------------------------------------------------------------
   TOTAL PORTUGAL                                                                                   2,096             2,096     0.4%
- ---------------------------------------------------------------------------------------------------------------------------
SINGAPORE                 1.0%
Banks 0.8%
   Development  Bank of  Singapore Ltd.                                              546            3,625     546     3,625     0.8%
   Keppel Bank                                                                       320              417     320       417     0.1%
                                                     ----------------------------------------------------------------------
                                                                                                    4,042             4,042     0.8%
                                                     ----------------------------------------------------------------------
Real Estate 0.2%
   DBS Land Ltd.                                                                     486              733     486       733     0.2%
- ---------------------------------------------------------------------------------------------------------------------------
   TOTAL SINGAPORE                                                                                  4,775             4,775     1.0%
- ---------------------------------------------------------------------------------------------------------------------------
SOUTH AFRICA              0.9%
Diversified Companies 0.3%





   Rembrandt Controlling Investments Ltd.                102              616                                 102       616     0.1%
   Rembrandt Group  Ltd.                                  65              593                                  65       593     0.1%
   Technical & Industrial Investments Ltd.                73              350                                  73       350     0.1%
                                                     ----------------------------------------------------------------------
                                                                        1,559                                         1,559     0.3%
                                                     ----------------------------------------------------------------------
Finance & Insurance 0.5%
   Liberty Life Association of Africa, Ltd.               59            1,987                                  59     1,987     0.4%
   Tegniese Beleggings Korp BPK                           90              401                                  90       401     0.1%
                                                     ----------------------------------------------------------------------
                                                                        2,388                                         2,388     0.5%
                                                     ----------------------------------------------------------------------
Retailing & Wholesale 0.1%
   New Clicks Holdings Ltd.                              339              537                                 339       537     0.1%
- ---------------------------------------------------------------------------------------------------------------------------
   TOTAL SOUTH AFRICA                                                   4,484                                         4,484     0.9%
- ---------------------------------------------------------------------------------------------------------------------------
SPAIN                     2.2%
Banks 1.3%
   Banco Popular Espana SA                                14            1,180                                  14     1,180     0.2%
   Banco Santander SA                                     36            1,887                                  36     1,887     0.4%
   Corporacion Bancaria de Espana SA                       3              233         35            2,877      38     3,110     0.7%
                                                     ----------------------------------------------------------------------
                                                                        3,300                       2,877             6,177     1.3%
                                                     ----------------------------------------------------------------------
Oil/Energy 0.6%
   Repsol SA (RG)                                         31            1,680                                  31     1,680     0.4%
                                                     ----------------------------------------------------------------------
Utilities 0.6%
   Iberdrola SA                                                                      164            2,630     164     2,630     0.6%
- ---------------------------------------------------------------------------------------------------------------------------
   TOTAL SPAIN                                                          4,980                       5,507            10,487     2.2%
- ---------------------------------------------------------------------------------------------------------------------------
SWEDEN                    7.5%
Automotive Equipment & Manufacturing 0.4%
   Volvo AB, Ser. B                                       73            2,131                                  73     2,131     0.4%
                                                     ----------------------------------------------------------------------
Banks 0.5%
   Skandinaviska Enskilda Banken, Ser. B                 100            1,670                                 100     1,670     0.3%
   Sparbanken Sverige AB, Ser. A                          15              459                                  15       459     0.1%
   Svenska Handelsbanken, Ser. A                          11              476                                  11       476     0.1%
                                                     ----------------------------------------------------------------------
                                                                        2,605                                         2,605     0.5%
                                                     ----------------------------------------------------------------------
Building, Construction & Furnishings 1.5%
   Assa Abloy AB, Ser. B                                  86            2,992                                  86     2,992     0.6%
                                                     ----------------------------------------------------------------------
Consumer Products & Services 1.2%
   Electrolux AB, Ser. B                                  18            1,628         50            4,640      68     6,268     1.3%
   Swedish Match Co. AB                                  236              816                                 236       816     0.2%
                                                     ----------------------------------------------------------------------
                                                                        2,444                       4,640             7,084     1.5%





                                                     ----------------------------------------------------------------------
Electrical Equipment & Services 0.8%
   AAB AB, Ser. B                                                                    242            3,745     242     3,745     0.8%
                                                     ----------------------------------------------------------------------
Finance & Insurance 1.0%
   Nordbanken Holding                                                                663            4,880     663     4,880     1.0%
                                                     ----------------------------------------------------------------------
Healthcare Products & Services 1.8%

Evergreen International Growth Fund
April 30, 1998  (Unaudited)

                                                              Evergreen                  Evergreen            Pro Forma
                                                     International Growth Fund  International Equity Fund     Combined
                                                     -------------------------  -------------------------  ----------------
                                                       Shares         Value       Shares         Value     Shares     Value
                                                     ----------     ----------  ----------     ----------  ------     -----
   Astra AB, Ser. A                                         187          3,840                                187     3,840     0.8%

   Biora AB, ADR                                                                        40          1,249      40     1,249     0.3%

   Getinge Industrier AB, Ser. B                             42            924                                 42       924     0.2%

   Pharmacia & Upjohn, Inc.                                  56          2,458                                 56     2,458     0.5%
                                                     ----------------------------------------------------------------------
                                                                         7,222                      1,249             8,471     1.8%
                                                     ----------------------------------------------------------------------
Manufacturing - Distributing 0.8%
   SKF AB, Ser. B                                                                      179          3,607     179     3,607     0.8%
                                                     ----------------------------------------------------------------------
Metal Products & Services 0.1%
   Granges AB                                                17            305                                 17       305     0.1%
                                                     ----------------------------------------------------------------------
Real Estate 0.0%
   Mandamus AB                                               15              -                                 15         -
- ---------------------------------------------------------------------------------------------------------------------------
   TOTAL SWEDEN                                                         17,699                     18,121            35,820     7.5%
- ---------------------------------------------------------------------------------------------------------------------------
SWITZERLAND               7.6%
Advertising & Related Services 0.4%
   Edipresse SA                                               6          2,014                                  6     2,014     0.4%
                                                     ----------------------------------------------------------------------
Building, Construction & Furnishings 0.7%
   Holderbank Financiere Glarus AG                            3          3,371                                  3     3,371     0.7%
                                                     ----------------------------------------------------------------------
Business Equipment & Services 0.4%
   SGS Holding AG                                             1          1,941                                  1     1,941     0.4%





                                                     ----------------------------------------------------------------------
Diversified Companies 0.6%
*  Oerlikon Buhrle Holding AG                                                           17          2,841      17     2,841     0.6%
                                                     ----------------------------------------------------------------------
Finance & Insurance 1.8%
   Julius Baer Holding AG                                                                2          5,752       2     5,752     1.2%

   Schweizerische Rueckversicherungs-Gesellschaft                                        1          2,868       1     2,868     0.6%
                                                     ----------------------------------------------------------------------
                                                                                                    8,620             8,620     1.8%
                                                     ----------------------------------------------------------------------
Food & Beverage Products 2.1%
   Hero AG                                                    1            819                                  1       819     0.2%

   Lindt & Spruengli AG                                       1          1,202                                  1     1,202     0.3%

   Nestle SA                                                  4          8,058                                  4     8,058     1.7%
                                                     ----------------------------------------------------------------------
                                                                        10,079                                       10,079     2.1%
                                                     ----------------------------------------------------------------------
Healthcare Products & Services 0.9%
   Novartis AG                                                2          2,855                                  2     2,855     0.6%

   Novartis AG, Registered Shares                             1          1,332                                  1     1,332     0.3%
                                                     ----------------------------------------------------------------------
                                                                         4,187                                        4,187     0.9%
                                                     ----------------------------------------------------------------------
Industrial Specialty Products & Services 0.4%
   Sulzer AG                                                                             3          2,135       3     2,135     0.4%
                                                     ----------------------------------------------------------------------
Retailing & Wholesale 0.3%
*  Tag Heuer International SA                                                           11          1,201      11     1,201     0.3%

*  Tag Heuer International SA, ADR                                                      13            137      13       137     0.0%
                                                     ----------------------------------------------------------------------
                                                                                                    1,338             1,338     0.3%
- ---------------------------------------------------------------------------------------------------------------------------
   TOTAL SWITZERLAND                                                    21,592                     14,934            36,526     7.6%
- ---------------------------------------------------------------------------------------------------------------------------
THAILAND   0.0%  (a)
Building, Construction & Furnishings 0.0%
   Siam Cement Public Co. Ltd.                                                           6             82       6        82     0.0%
                                                     ----------------------------------------------------------------------
Real Estate 0.0%  (a)
   Land & House Public Co., Ltd. Foreign Shares                                          4              2       4         2     0.0%
- ---------------------------------------------------------------------------------------------------------------------------
   TOTAL THAILAND                                                                                      84                84     0.0%
- ---------------------------------------------------------------------------------------------------------------------------
UNITED KINGDOM            15.4%
Advertising & Related Services 0.7%
   Cordiant Commerce Plc                                    320            626                                320       626     0.1%






   Pearson Publishing Plc                                   132          2,069                                132     2,069     0.4%

   Saatchi & Saatchi Plc                                    251            664                                251       664     0.1%
                                                     ----------------------------------------------------------------------
                                                                         3,359                                        3,359     0.7%
                                                     ----------------------------------------------------------------------
Aerospace & Defense 0.6%
   Close Brothers Group Plc                                 220          2,805                                220     2,805     0.6%
                                                     ----------------------------------------------------------------------
Automotive Equipment & Manufacturing 0.7%
   Rolls- Royce Plc                                                                    693          3,232     693     3,232     0.7%
                                                     ----------------------------------------------------------------------
Banks 0.6%
   Standard Chartered                                                                  188          2,829     188     2,829     0.6%
                                                     ----------------------------------------------------------------------
Building, Construction & Furnishings 0.8%
   Pilkington Plc                                           236            496       1,695          3,558   1,931     4,054     0.8%
                                                     ----------------------------------------------------------------------

Evergreen International Growth Fund
April 30, 1998  (Unaudited)

                                                              Evergreen                  Evergreen            Pro Forma
                                                     International Growth Fund  International Equity Fund     Combined
                                                     -------------------------  -------------------------  ----------------
                                                       Shares          Value      Shares          Value    Shares     Value
                                                     ----------      ---------  ----------      ---------  ------     -----
Chemical & Agricultural Products 0.3%
   Imperial Chemical Industries Plc.                                                    80          1,459      80     1,459     0.3%
                                                     ----------------------------------------------------------------------
Diversified Companies 2.9%
   Cookson Group Plc                                                                   996          4,472     996     4,472     0.9%
   Lonrho Plc                                               216          1,557                                216     1,557     0.3%
   Morgan Crucible Co. Plc                                  239          1,800                                239     1,800     0.4%
   Perpetual Plc                                                                         9            589       9       589     0.1%
   Williams Holdings Plc                                                               698          5,359     698     5,359     1.1%
                                                     ----------------------------------------------------------------------
                                                                         3,357                     10,420            13,777     2.9%
                                                     ----------------------------------------------------------------------
Electrical Equipment & Services 0.2%
   Siebe Plc                                                                            35            789      35       789     0.2%
                                                     ----------------------------------------------------------------------
Finance & Insurance 1.4%
   HSBC Holdings Plc                                                                   141          4,017     141     4,018     0.8%
   Royal & Sun Alliance Insurance Group Plc.                                           220          2,463     220     2,462     0.5%
                                                     ----------------------------------------------------------------------
                                                                                                    6,480             6,480     1.4%





                                                     ----------------------------------------------------------------------
Food & Beverage Products 1.7%
   B.A.T. Industries Plc                                    338          3,186                                338     3,186     0.7%
   Diageo Plc                                               237          2,821                                237     2,821     0.6%
   Diageo Plc, Ser. B                                        37            318                                 37       318     0.1%
   Gallaher Group Plc                                       175            913                                175       913     0.2%
   Safeway Plc                                                                         112            665     112       665     0.1%
                                                     ----------------------------------------------------------------------
                                                                         7,238                        665             7,903     1.7%
                                                     ----------------------------------------------------------------------
Healthcare Products & Services 1.9%
   Glaxo Wellcome Plc                                        32            912          84          2,372     116     3,284     0.7%
   London International Group Plc                           804          2,650                                804     2,650     0.6%
   Medeva Plc                                                                          653          1,943     653     1,943     0.4%
   SmithKline Beecham Plc,  ADR                              20          1,167                                 20     1,167     0.2%
                                                     ----------------------------------------------------------------------
                                                                         4,729                      4,315             9,044     1.9%
                                                     ----------------------------------------------------------------------
Leisure & Tourism 1.2%
   Compass Group Plc                                        156          2,696                                156     2,696     0.6%
   Games Workshop Group Plc                                  62            834                                 62       834     0.2%
   Thistle Hotels Plc                                                                  617          1,796     617     1,796     0.4%
   Vardon Plc                                               158            472                                158       472     0.1%
                                                     ----------------------------------------------------------------------
                                                                         4,002                      1,796             5,798     1.2%
                                                     ----------------------------------------------------------------------
Machinery - Diversified 0.4%
   Ashtead Group Plc                                        436          1,970                                436     1,970     0.4%
                                                     ----------------------------------------------------------------------
Oil/Energy 0.5%
   British Petroleum Co. Plc                                158          2,499                                158     2,499     0.5%
                                                     ----------------------------------------------------------------------
Retailing & Wholesale 0.4%
   Carpetright Plc                                           62            359                                 62       359     0.1%
   Dixons Group                                                                        174          1,659     174     1,659     0.3%
                                                     ----------------------------------------------------------------------
                                                                           359                      1,659             2,018     0.4%
                                                     ----------------------------------------------------------------------
Telecommunication Services & Equipment 1.1%
*  Orange Plc                                                                          417          2,995     417     2,995     0.6%
   Vodafone Group Plc                                       189          2,068                                189     2,068     0.4%
                                                     ----------------------------------------------------------------------
                                                                         2,068                      2,995             5,063     1.1%
                                                     ----------------------------------------------------------------------
Transportation 0.1%
   British Airways Plc                                       57            598                                 57       598     0.1%
- ---------------------------------------------------------------------------------------------------------------------------
   TOTAL UNITED KINGDOM                                                 33,480                     40,197            73,677    15.4%
- ---------------------------------------------------------------------------------------------------------------------------
   TOTAL COMMON STOCKS
   (Cost---$115,117, $241,478 and $356,595,
   respectively)                                                       159,953                    267,619           427,572    89.5%





- ---------------------------------------------------------------------------------------------------------------------------
PREFERRED STOCKS    2.7%
AUSTRIA                   0.8%
Banks 0.8%
   Bank Austria AG                                                                      47          3,649      47     3,649     0.8%
- ---------------------------------------------------------------------------------------------------------------------------
BRAZIL                    1.4%
Aerospace & Defense 0.3%
   Empresa Brasileira de Aeronautica                     87,362          1,528                             87,362     1,528     0.3%
                                                     ----------------------------------------------------------------------
Iron & Steel 0.3%
   Compania Vale do Rio Doce Navegacao SA, ("CURD")                                     63          1,494      63     1,494     0.3%
                                                     ----------------------------------------------------------------------
Oil/Energy 0.3%
   Petroleo Brasileiro SA, ("Petrobras")                                             5,245          1,330   5,245     1,330     0.3%
                                                     ----------------------------------------------------------------------
Telecommunication Services & Equipment 0.4%
   Compania Riograndense de Telecommunica, Receipts          41             47                                 41        47     0.0%

Evergreen International Growth Fund
April 30, 1998  (Unaudited)

                                                              Evergreen                  Evergreen            Pro Forma
                                                     International Growth Fund  International Equity Fund     Combined
                                                     -------------------------  -------------------------  ----------------
                                                       Shares          Value      Shares          Value    Shares     Value
                                                     ----------      ---------  ----------      ---------  ------     -----
   Telecomunicacoes de Rio de Janiero SA                                             3,691            581   3,691       581     0.1%
*  Telecomunicaoes de Sao Paulo SA                                                   4,396          1,495   4,396     1,495     0.3%
                                                     ----------------------------------------------------------------------
                                                                            47                      2,076             2,123     0.4%
- ---------------------------------------------------------------------------------------------------------------------------
   TOTAL BRAZIL                                                          1,575                      4,900             6,475     1.4%
- ---------------------------------------------------------------------------------------------------------------------------

FRANCE   0.0%  (a)
Building, Construction & Furnishings 0.1%
   Lafarge SA                                                 2            148                                  2       148     0.0%
- ---------------------------------------------------------------------------------------------------------------------------

GERMANY                   0.5%
Building, Construction & Furnishings 0.5%
   Grohe (Friedrich) AG                                       3            944                                  3       944     0.2%
   KSB AG                                                                                5          1,543       5     1,543     0.3%
- ---------------------------------------------------------------------------------------------------------------------------
   Total Germany                                                           944                      1,543             2,487     0.5%
- ---------------------------------------------------------------------------------------------------------------------------





   TOTAL PREFERRED STOCKS
   (Cost---$2,431, $8,442 and $10,873, respectively)                     2,667                     10,092            12,759     2.7%
- ---------------------------------------------------------------------------------------------------------------------------

WARRANTS 0.0%
THAILAND 0.0%
Manufacturing - Distributing 0.0%
*  One Holding Public Co. Ltd.,
   Warrants @ 44 THB, expiring 11/20/01                                                  1              -       1         -     0.0%
                                                     ----------------------------------------------------------------------
   TOTAL WARRANTS
   (Cost---$0, $0, and $0, respectively)                                                                -
- ---------------------------------------------------------------------------------------------------------------------------

RIGHTS                    0.1%
AUSTRALIA 0.0%  (a)
Finance & Insurance 0.0%   (a)
*  Tyndall Australia Ltd., Expires 5/98                      18              7                                 18         7     0.0%
                                                     ----------------------------------------------------------------------
FRANCE 0.0%
Building, Construction & Furnishings 0.0% (a)
*  Lafarge SA, Expires 4/30/98                                0              -                                  0         -     0.0%
                                                     ----------------------------------------------------------------------
KOREA                     0.1%
Electrical Equipment & Services 0.1%
*  Samsung Display Devices, Rights,
   Expiring 5/13/98                                                                     29            512      29       512     0.1%
                                                     ----------------------------------------------------------------------
   TOTAL RIGHTS
   (Cost---$6,196, $0, and $6,195, respectively)                             7                        512               519     0.1%
- ---------------------------------------------------------------------------------------------------------------------------

CONVERTIBLE DEBENTURES 0.0%
BRAZIL 0.0%
Iron & Steel 0.0%
*  Compania Vale do Rio Doce Navagacao SA                    57              -                                 57         -     0.0%
                                                     ----------------------------------------------------------------------
   TOTAL CONVERTIBLE DEBENTURES
   (Cost---$0, and $0, respectively)                                         -
- ---------------------------------------------------------------------------------------------------------------------------

REPURCHASE AGREEMENT    7.1%
UNITED STATES
   Keystone Joint Repurchase Agreement
      Purchased 4/30/98, 5.52%, maturing 5/1/98,
      maturity value $18,837 (b) (cost $18,834)          18,834         18,834                             18,834    18,834     3.9%

   State Street Bank & Trust Co.
      Purchased 4/30/98, 5.40%, maturing 5/1/98
      maturity value $15,158 (b) (cost $15,156)                                     15,156         15,156  15,156    15,156     3.2%
                                                     ----------------------------------------------------------------------
   TOTAL REPURCHASE AGREEMENT (Cost, $18,834,





      $15,156 and $33,990, respectively)                                18,834                     15,156            33,990     7.1%
   ------------------------------------------------------------------------------------------------------------------------

   Total Investments -(cost $136,388, $265,076 and
               $401,464, respectively)                                 181,461                    293,379           474,840    99.4%
   Other Assets and Liabilities                                          1,990                        978             2,968     0.6%
                                                                     ---------                  ---------           -------
   Net Assets -                                                        183,451                    294,357           477,808   100.0%
                                                                     =========                  =========           =======

         * Non-income producing securities.
      144A Securities that may be resold to "qualified institutional buyers" under Rule 144A of the Securities Act of 1933. These securities have been determined to be liquid under guidelines established by the Funds Board of Trustees.
       (a) Less than one-tenth percent.
       (b) The repurchase agreements are fully collateralized by U.S. government and/or agency obligations based on market prices plus accrued interest at April 30, 1998.

Evergreen International Growth Fund
April 30, 1998  (Unaudited)

                                                                   Evergreen                 Evergreen             Pro Forma
                                                          International Growth Fund  International Equity Fund     Combined
                                                          -------------------------  -------------------------  ----------------
                                                            Shares          Value      Shares          Value    Shares     Value
                                                          ----------      ---------  ----------      ---------  ------     -----
   Summary of Portfolio Abbreviations:
   ADR         American Depository Receipts
   ADS         American Depository Shares
   GDR         Global Depository Receipts
   GDS         Global Depository Shares

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS

Evergreen International Growth

                                                                                                                      Unrealized
Exchange                                                                 U.S. Value at             In Exchange        Appreciation
Date                                                                     April 30, 1998            for U.S. $        (Depreciation)
- ----------------------------------------------------------------------------------------------------------------------------------
Forward Foreign Currency Exchange Contracts to Buy:
                                            Contracts to Receive
- ----------------------------------------------------------------------------------------------------------------------------------





             6/3/98             257,030     Spanish Peseta                           1,689              1,658                  31

Forward Foreign Currency Exchange Contracts to Sell:
                                            Contracts to Deliver
- ----------------------------------------------------------------------------------------------------------------------------------

             7/8/98               4,633     Australian Dollar             $          3,026         $    3,061        $         35
             8/5/98              90,764     French Franc                            15,181             15,160                 (21)
            5/18/98              15,516     German Marks                             8,655              8,562                 (93)
             5/4/98             188,357     Greek Drachma                              599                597                  (2)
             5/7/98              91,683     Italian Lira                                52                 52                   0
            7/27/98             625,868     Japanese Yen                             4,789              4,863                  74
            5/18/98              21,719     Netherlands Guilder                     10,763             10,640                (123)
             6/3/98             588,165     Spanish Peseta                           3,866              3,830                 (36)
             6/3/98              74,717     Swedish Krona                            9,661              9,360                (301)
            5/18/98              21,409     Swiss Franc                             14,297             14,790                 493

Unrealized appreciation on open forward contracts                                                                             633
                                                                                                                ==================
Unrealized depreciation on open forward contracts                                                                            (576)
                                                                                                                ==================
Evergreen International Equity Fund
                                                                                                                      Unrealized
Exchange                                                                 U.S. Value at             In Exchange        Appreciation
Date                                                                     April 30, 1998            for U.S. $        (Depreciation)
- ----------------------------------------------------------------------------------------------------------------------------------
Forward Foreign Currency Exchange Contracts to Buy:
                                            Contracts to Receive
- ------------------------------------------------------------------------------------------

             5/1/98                 287     British Pounds                $           480          $     479         $         1
            5/29/98             516,000     Japanese Yen                            3,916              3,933                 (17)
            5/29/98             232,000     Japanese Yen                            1,761              1,797                 (36)
             5/4/98                 180     Norwegian Krone                            24                 24                   0
             5/4/98              87,221     Portuguese Escudo                         474                475                  (1)


Forward Foreign Currency Exchange Contracts to Sell:
                                            Contracts to Deliver
- ------------------------------------------------------------------------------------------

             5/1/98               8,339     Japanese Yen                  $            63          $      63         $         -
            5/29/98               4,700     Japanese Yen                           35,669             37,001               1,332

Unrealized appreciation on open forward contracts                                                                          1,333
                                                                                                               ==================
Unrealized depreciation on open forward contracts                                                                            (54)
                                                                                                               ==================

Combined pro forma





Unrealized appreciation on open forward contracts                                                                          1,966
                                                                                                               ==================
Unrealized depreciation on open forward contracts                                                                           (630)
                                                                                                               ==================

EVERGREEN INTERNATIONAL GROWTH FUND

PROFORMA STATEMENT OF ASSETS AND LIABILITIES
April 30, 1998 (Unaudited)

                                                                                   International Growth     International Equity
                                                                                         Fund                     Fund
- ---------------------------------------------------------------------------------------------------------------------------------
Assets
    Investments at value (identified cost -  $136,388,
      $265,076, and $401,464, respectively)                                        $             181,461    $              293,379
    Foreign currency, at value (identified cost - $1
       $462, and $463, respectively)                                                                   1                       465
    Cash                                                                                               1                         1
    Receivable for investments sold                                                                  672                       972
    Receivable for Fund shares sold                                                                1,459                     1,568
    Dividends and interest receivable                                                                636                     1,236
    Unrealized appreciation on open forward
       foreign currency exchange contracts                                                           633                     1,333
    Foreign tax reclaim receivable                                                                    99                         0
    Unamortized organization expenses                                                                  0                         6
    Prepaid expenses and other assets                                                                106                        53
- ---------------------------------------------------------------------------------------------------------------------------------
       Total assets                                                                              185,068                   299,013
- ---------------------------------------------------------------------------------------------------------------------------------
Liabilities
    Payable for investments purchased                                                                303                     3,671
    Payable for Fund shares repurchased                                                              333                       471
    Advisory fee payable                                                                             104                       215
    Distribution fee payable                                                                          64                        22
    Due to related parties                                                                             3                         7
    Unrealized depreciation on open forward
       foreign currency exchange contracts                                                           576                        54
    Foreign taxes payable                                                                             72                         0
    Accrued expenses and other liabilities                                                           162                       216
- ---------------------------------------------------------------------------------------------------------------------------------
       Total liabilities                                                                           1,617                     4,656
- ---------------------------------------------------------------------------------------------------------------------------------
Net assets                                                                         $             183,451     $             294,357
====================================================================================================================================
Net assets represented by
    Paid-in capital                                                                $             135,458     $             275,656





    Undistributed net investment income                                                            1,021                       304
    Accumulated net realized gain (loss) on investments
       and foreign currency related transactions                                                   1,845                   (11,179)
    Net unrealized appreciation  of investments
       and foreign currency related transactions                                                  45,127                    29,576
- ---------------------------------------------------------------------------------------------------------------------------------
    Total net assets                                                               $             183,451    $              294,357
====================================================================================================================================

                                                           Class A      net assets $             105,134    $               12,911
                                                                            shares                12,626                     1,134
                                                                               NAV $                8.33    $                11.39
                                                                    Offering Price $                8.75    $                11.96

                                                           Class B      net assets $              52,819    $               23,519
                                                                            shares                 6,356                     2,079
                                                                               NAV $                8.31    $                11.31

                                                           Class C      net assets $                 233                       594
                                                                            shares                    28                        52
                                                                               NAV $                8.31    $                11.38

                                                           Class Y      net assets $              25,265    $              257,333
                                                                            shares                 3,034                    22,550
                                                                               NAV $                8.33    $                11.41

                                                                                            Combined
                                                            Adjustments                     ProForma
- --------------------------------------------------------------------------------------------------------------------
Assets
    Investments at value (identified cost -  $136,388,
      $265,076, and $401,464, respectively)                                                 $          474,840
    Foreign currency, at value (identified cost - $1
       $462, and $463, respectively)                                                                       466
    Cash                                                                                                     2
    Receivable for investments sold                                                                      1,644
    Receivable for Fund shares sold                                                                      3,027
    Dividends and interest receivable                                                                    1,872
    Unrealized appreciation on open forward
       foreign currency exchange contracts                                                               1,966
    Foreign tax reclaim receivable                                                                          99
    Unamortized organization expenses                                                                        6
    Prepaid expenses and other assets                                                                      159
- --------------------------------------------------------------------------------------------------------------------
       Total assets                                                                                    484,081
- --------------------------------------------------------------------------------------------------------------------
Liabilities
    Payable for investments purchased                                                                    3,974
    Payable for Fund shares repurchased                                                                    804
    Advisory fee payable                                                                                   319





    Distribution fee payable                                                                                86
    Due to related parties                                                                                  10
    Unrealized depreciation on open forward
       foreign currency exchange contracts                                                                 630
    Foreign taxes payable                                                                                   72
    Accrued expenses and other liabilities                                                                 378
- --------------------------------------------------------------------------------------------------------------------
       Total liabilities                                                                                 6,273
- --------------------------------------------------------------------------------------------------------------------
Net assets                                              $                   -               $          477,808
====================================================================================================================
Net assets represented by
    Paid-in capital                                                                         $          411,114
    Undistributed net investment income                                                                  1,325
    Accumulated net realized gain (loss) on investments
       and foreign currency related transactions                                                        (9,334)
    Net unrealized appreciation  of investments
       and foreign currency related transactions                                                        74,703
- --------------------------------------------------------------------------------------------------------------------
    Total net assets                                                                        $          477,808
====================================================================================================================

                                                                                            $          118,045
                                                                          417 (a)                       14,177
                                                                                            $             8.33
                                                                                            $             8.75

                                                                                            $           76,338
                                                                          751 (a)                        9,186
                                                                                            $             8.31

                                                                                            $              827
                                                                           19 (a)                           99
                                                                                            $             8.31

                                                                                            $          282,598
                                                                        8,338 (a)                       33,922
                                                                                             $            8.33

    (a) Reflects impact of converting shares of the target fund.

EVERGREEN INTERNATIONAL GROWTH FUND

PROFORMA  STATEMENT OF OPERATIONS Twelve Months Ended April 30, 1998 (Unaudited)

                                                                                  International Growth       International Equity
                                                                                          Fund                       Fund
- ---------------------------------------------------------------------------------------------------------------------------------





Investment income
    Dividends (net of foreign withholding taxes of  $139, $264,
       and $403, respectively)                                                    $              2,626       $               3,780
    Interest                                                                                       691                       1,181
- ---------------------------------------------------------------------------------------------------------------------------------
Total income                                                                                     3,317                       4,961
- ---------------------------------------------------------------------------------------------------------------------------------

Expenses (footnote 3)
    Advisory fee                                                                                 1,182                       1,891
    Distribution Plan expenses                                                                   1,356                         247
    Transfer agent fees                                                                            505                         151
    Administrative service fees                                                                     33                          81
    Trustees fees                                                                                   12                           9
    Custodian fees                                                                                 243                         253
    Printing                                                                                       127                          67
    Registration fees                                                                               49                          62
    Professional fees                                                                               17                          25
    Amortization of organization expenses                                                            -                          15
    Other                                                                                            9                          19

- ---------------------------------------------------------------------------------------------------------------------------------
       Total expenses                                                                            3,533                       2,820
    Less: Fee waivers and/or reimbursement from Investment Advisor                                   0                         (15)
- ---------------------------------------------------------------------------------------------------------------------------------
       Net expenses                                                                              3,533                       2,805
- ---------------------------------------------------------------------------------------------------------------------------------
    Net investment income (loss)                                                                  (216)                      2,156
- ---------------------------------------------------------------------------------------------------------------------------------
Net realized and  unrealized  gain (loss) on  investments  and foreign  currency related transactions Net realized gain (loss) from
       Investments                                                                              22,504                      (9,704)
       Foreign currency related transactions                                                      (536)                      6,800
- ---------------------------------------------------------------------------------------------------------------------------------
    Net realized gain (loss) on investments and
        foreign currency related transactions                                                   21,968                      (2,904)
- ---------------------------------------------------------------------------------------------------------------------------------
    Net change in unrealized appreciation of investments
       and foreign currency related transactions                                                22,729                      35,165
- ---------------------------------------------------------------------------------------------------------------------------------
    Net realized and unrealized gain on investments
       and foreign currency related transactions                                                44,697                      32,261
- ---------------------------------------------------------------------------------------------------------------------------------
    Net  increase in net assets
       resulting from operations                                                  $             44,481       $              34,417
====================================================================================================================================

                                                                                                               Combined
                                                                                   Adjustments                 ProForma
- -------------------------------------------------------------------------------------------------------------------------------





Investment income
    Dividends (net of foreign withholding taxes of  $139, $264,
       and $403, respectively)                                                                                 $         6,406
    Interest                                                                                                   $         1,872
- -------------------------------------------------------------------------------------------------------------------------------
Total income                                                                                     -                       8,278
- -------------------------------------------------------------------------------------------------------------------------------

Expenses
    Advisory fee                                                                              (231)                      2,842
    Distribution Plan expenses                                                                                           1,603
    Transfer agent fees                                                                         47                         703
    Administrative service fees                                                                (28)                         86
    Trustees fees                                                                               11                          32
    Custodian fees                                                                             115                         611
    Printing                                                                                   (18)                        176
    Registration fees                                                                          (62)                         49
    Professional fees                                                                          (23)                         26
    Amortization of organization expenses                                                      (15)                          -
    Other                                                                                                                   21
- -------------------------------------------------------------------------------------------------------------------------------
       Total expenses                                                                         (204)                      6,149
    Less: Fee waivers and/or reimbursement from Investment Advisor                              15                           -
- -------------------------------------------------------------------------------------------------------------------------------
       Net expenses                                                                           (189)                      6,149
- -------------------------------------------------------------------------------------------------------------------------------
    Net investment income (loss)                                                               189                       2,129
- -------------------------------------------------------------------------------------------------------------------------------
Net realized and  unrealized  gain (loss) on  investments  and foreign  currency related transactions Net realized gain (loss) from
       Investments                                                                                                      12,800
       Foreign currency related transactions                                                                             6,264
- -------------------------------------------------------------------------------------------------------------------------------
    Net realized gain (loss) on investments and
        foreign currency related transactions                                                    -                     19,064
- -------------------------------------------------------------------------------------------------------------------------------
    Net change in unrealized appreciation of investments
       and foreign currency related transactions                                                                        57,894
- -------------------------------------------------------------------------------------------------------------------------------
    Net realized and unrealized gain on investments
       and foreign currency related transactions                                                 -                      76,958
- -------------------------------------------------------------------------------------------------------------------------------
    Net  increase in net assets
       resulting from operations                                                         $     189             $        79,087
===============================================================================================================================


                       See Combined Notes to Financial Statements.

Evergreen International Growth Fund
Notes to Pro-Forma Combining Financial Statements (Unaudited)
April 30, 1998

1. Basis of Combination - The Pro-Forma Statement of Assets and Liabilities, including the Pro- Forma Portfolio of Investments, and the related Pro-Forma
Statement of Operations (APro-Forma Statements@) reflect the accounts of Evergreen International Growth Fund ("International Growth") and Evergreen International Equity Fund ("International Equity") at April 30, 1998 and for the twelve months then ended.

The Pro-Forma Statements give effect to the proposed Agreement and Plan of Reorganization (the "Reorganization") to be submitted to shareholders of International Equity. The Reorganization provides for the acquisition of all the assets and the assumption of all identified liabilities of International Equity by International Growth, in exchange for Class A, Class B, Class C and Class Y shares of International Growth. Thereafter, there will be a distribution of Class A, Class B, Class C and Class Y shares of International Growth to the respective shareholders of International Equity in liquidation and subsequent termination thereof. As a result of the Reorganization, the shareholders of International Equity will become the owners of that number of full and fractional Class A, Class B, Class C and Class Y shares of International Growth having an aggregate net asset value equal to the aggregate net asset value of their shares of International Equity as of the close of business immediately prior to the date that International Equity assets are exchanged for Class A, Class B, Class C and Class Y shares of International Growth.

The Pro Forma Statements reflect the expenses of each Fund in carrying out its obligations under the Reorganization as though the merger occurred at the beginning of the period presented.

The information contained herein is based on the experience of each Fund for the twelve months ended April 30, 1998 and is designed to permit shareholders of the consolidating mutual funds to evaluate the financial effect of the proposed Reorganization. The expenses of International Equity in connection with the Reorganization (including the cost of any proxy soliciting agents) will be borne by First Union National Bank of North Carolina. It is not anticipated that the securities of the combined portfolio will be sold in significant amounts in order to comply with the investment policies and investment practices of International Growth.

 2. Shares of Beneficial Interest - The Pro-Forma net asset values per share assumes the issuance of additional shares of International Growth Class A, Class B, Class C and Class Y which would have been issued at April 30, 1998 in connection with the proposed Reorganization. Shareholders of International Equity would receive Class A, Class B, Class C and Class Y shares of International Growth based on conversion ratios determined on April 30, 1998. The conversion ratios are calculated by dividing the net asset value of International Equity by the net asset value per share of the respective class of International Growth.

3. Pro-Forma Operations - Pro-Forma operating expenses include the actual expenses of each Fund and the combined Fund, with certain expenses adjusted to reflect the expected expenses of the combined entity. The investment advisory, administrative personnel and service fees have been calculated for the combined Fund based on the fee schedule in effect for International Growth at the combined level of average net assets for the twelve months ended April 30, 1998.